                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end: August 31, 2010

Date of reporting period: August 31, 2010

ITEM 1. REPORT TO SHAREHOLDERS

                                              (WELLS FARGO ADVANTAGE FUNDS LOGO)

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(GRAPHIC)

Annual Report
August 31, 2010

WELLS FARGO ADVANTAGE INCOME FUNDS

-    WELLS FARGO ADVANTAGE ADJUSTABLE RATE GOVERNMENT FUND

-    WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND

-    WELLS FARGO ADVANTAGE HIGH INCOME FUND

-    WELLS FARGO ADVANTAGE HIGH YIELD BOND FUND

-    WELLS FARGO ADVANTAGE INCOME PLUS FUND

-    WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND

-    WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND

-    WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND

-    WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND

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Sign up for electronic delivery of prospectuses and shareholder reports at
www.wellsfargo.com/advantagedelivery

Contents

LETTER TO SHAREHOLDERS ...................................................     2
PERFORMANCE HIGHLIGHTS
Wells Fargo Advantage Adjustable Rate Government Fund ....................     6
Wells Fargo Advantage Government Securities Fund .........................    10
Wells Fargo Advantage High Income Fund ...................................    16
Wells Fargo Advantage High Yield Bond Fund ...............................    22
Wells Fargo Advantage Income Plus Fund ...................................    26
Wells Fargo Advantage Short Duration Government Bond Fund ................    30
Wells Fargo Advantage Short-Term Bond Fund ...............................    34
Wells Fargo Advantage Short-Term High Yield Bond Fund ....................    38
Wells Fargo Advantage Ultra Short-Term Income Fund .......................    42
FUND EXPENSES ............................................................    47
PORTFOLIO OF INVESTMENTS
Wells Fargo Advantage Adjustable Rate Government Fund ....................    51
Wells Fargo Advantage Government Securities Fund .........................    67
Wells Fargo Advantage High Income Fund ...................................    80
Wells Fargo Advantage High Yield Bond Fund ...............................    88
Wells Fargo Advantage Income Plus Fund ...................................    98
Wells Fargo Advantage Short Duration Government Bond Fund ................   107
Wells Fargo Advantage Short-Term Bond Fund ...............................   111
Wells Fargo Advantage Short-Term High Yield Bond Fund ....................   121
Wells Fargo Advantage Ultra Short-Term Income Fund .......................   127
FINANCIAL STATEMENTS
Statements of Assets and Liabilities .....................................   138
Statements of Operations .................................................   140
Statements of Changes in Net Assets ......................................   148
Financial Highlights .....................................................   164
NOTES TO FINANCIAL STATEMENTS ............................................   177
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ..................   198
OTHER INFORMATION ........................................................   199
LIST OF ABBREVIATIONS ....................................................   203

The views expressed are as of August 31, 2010, and are those of the Fund managers. Any reference to a specific security in this report is not a recommendation to purchase or sell any specific security or adopt any investment strategy. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE INCOME FUNDS.

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

(GRAPHIC)

WELLS FARGO INVESTMENT HISTORY

1932 KEYSTONE CREATES ONE OF THE FIRST MUTUAL FUND FAMILIES.

1971 WELLS FARGO & COMPANY INTRODUCES ONE OF THE FIRST INSTITUTIONAL INDEX
     FUNDS.

1978 WELLS FARGO APPLIES MARKOWITZ AND SHARPE'S RESEARCH ON MODERN PORTFOLIO
     THEORY TO INTRODUCE ONE OF THE INDUSTRY'S FIRST TACTICAL ASSET ALLOCATION
     (TAA) MODELS IN INSTITUTIONAL SEPARATELY MANAGED ACCOUNTS.

1984 WELLS FARGO STAGECOACH FUNDS LAUNCHES ITS FIRST ASSET ALLOCATION FUND.

1989 THE TACTICAL ASSET ALLOCATION (TAA) MODEL IS FIRST APPLIED TO WELLS FARGO'S
     ASSET ALLOCATION MUTUAL FUNDS.

1994 WELLS FARGO INTRODUCES THE LIFEPATH FUNDS, ONE OF THE FIRST SUITES OF
     TARGET DATE FUNDS (NOW THE WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM)).

1996 EVERGREEN INVESTMENTS AND KEYSTONE FUNDS MERGE.

1997 WELLS FARGO LAUNCHES WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS(SM), A
     FUND-OF-FUNDS SUITE OF PRODUCTS THAT INCLUDES THE USE OF QUANTITATIVE MODELS TO SHIFT ASSETS AMONG INVESTMENT STYLES.

1999 NORWEST ADVANTAGE FUNDS AND STAGECOACH FUNDS ARE REORGANIZED INTO WELLS
     FARGO FUNDS AFTER THE MERGER OF NORWEST AND WELLS FARGO.

2002 EVERGREEN RETAIL AND EVERGREEN INSTITUTIONAL COMPANIES FORM THE UMBRELLA
     ASSET MANAGEMENT COMPANY, EVERGREEN INVESTMENTS.

2005 THE INTEGRATION OF STRONG FUNDS WITH WELLS FARGO FUNDS CREATES WELLS FARGO
     ADVANTAGE FUNDS, RESULTING IN ONE OF THE TOP 20 MUTUAL FUND COMPANIES IN THE UNITED STATES.

2006 WELLS FARGO ADVANTAGE FUNDS RELAUNCHES THE TARGET DATE PRODUCT LINE AS
     WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS.

2010 THE MERGERS AND REORGANIZATIONS OF EVERGREEN AND WELLS FARGO ADVANTAGE
     MUTUAL FUNDS ARE COMPLETED, UNIFYING THE FAMILIES UNDER THE BRAND OF WELLS FARGO ADVANTAGE FUNDS.

WELLS FARGO ADVANTAGE FUNDS(R)

WELLS FARGO ADVANTAGE FUNDS skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

STRENGTH

Our organization is built on the standards of integrity and service established by our parent company--Wells Fargo & Company--more than 150 years ago. And, because we're part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

EXPERTISE

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn't end with our expertise in manager selection--risk management, analysis, and rigorous ongoing review seek to ensure each manager's investment process remains consistent.

PARTNERSHIP

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES BEFORE INVESTING. FOR A CURRENT PROSPECTUS FOR WELLS FARGO ADVANTAGE FUNDS CONTAINING THIS AND OTHER INFORMATION, VISIT www.wellsfargo.com/advantagefunds. READ IT CAREFULLY BEFORE INVESTING.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS(R). Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

The "Dow Jones Target Date Indexes" are a product of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC ("CME"). "Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones Trademark Holdings, LLC, and have been licensed for use for certain purposes by CME and sublicensed for use by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME or Barclays Capital or any of their respective affiliates, and neither Dow Jones, CME nor Barclays Capital nor any of their respective affiliates makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy, and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, CME, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

NOT PART OF THE ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 120 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $230 BILLION IN ASSETS UNDER MANAGEMENT, AS OF AUGUST 31, 2010.

EQUITY FUNDS

Asia Pacific Fund
C&B Large Cap Value Fund
C&B Mid Cap Value Fund
Capital Growth Fund
Classic Value Fund
Common Stock Fund
Core Equity Fund
Disciplined Global Equity Fund
Disciplined U.S. Core Fund
Disciplined Value Fund
Discovery Fund+
Diversified Equity Fund
Diversified International Fund
Diversified Small Cap Fund
Emerging Growth Fund
Emerging Markets Equity Fund
Endeavor Select Fund+
Enterprise Fund+
Equity Value Fund
Global Opportunities Fund
Growth Fund
Growth Opportunities Fund
Health Care Fund
Index Fund
International Equity Fund
International Value Fund
Intrinsic Small Cap Value Fund
Intrinsic Value Fund
Intrinsic World Equity Fund
Large Cap Core Fund
Large Cap Growth Fund
Large Company Value Fund
Mid Cap Growth Fund
Omega Growth Fund
Opportunity Fund+
Precious Metals Fund
Premier Large Company Growth Fund
Small Cap Growth Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Growth Fund
Small Company Value Fund
Small/Mid Cap Core Fund
Small/Mid Cap Value Fund
Social Sustainability Fund+
Special Mid Cap Value Fund
Special Small Cap Value Fund
Specialized Technology Fund
Strategic Large Cap Growth Fund
Traditional Small Cap Growth Fund
Utility and Telecommunications Fund

BOND FUNDS

Adjustable Rate Government Fund
California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Government Securities Fund
High Income Fund
High Yield Bond Fund
Income Plus Fund
Inflation-Protected Bond Fund
Intermediate Tax/AMT-Free Fund
International Bond Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
North Carolina Tax-Free Fund
Pennsylvania Tax-Free Fund
Short Duration Government Bond Fund
Short-Term Bond Fund
Short-Term High Yield Bond Fund
Short-Term Municipal Bond Fund
Strategic Municipal Bond Fund
Total Return Bond Fund
Ultra Short-Term Income Fund
Ultra Short-Term Municipal Income Fund
Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS

Asset Allocation Fund
Conservative Allocation Fund
Diversified Capital Builder Fund
Diversified Income Builder Fund
Growth Balanced Fund
Index Asset Allocation Fund
Moderate Balanced Fund
WealthBuilder Conservative Allocation Portfolio+
WealthBuilder Equity Portfolio+
WealthBuilder Growth Allocation Portfolio+
WealthBuilder Growth Balanced Portfolio+
WealthBuilder Moderate Balanced Portfolio+
WealthBuilder Tactical Equity Portfolio+
Target Today Fund+
Target 2010 Fund+
Target 2015 Fund+
Target 2020 Fund+
Target 2025 Fund+
Target 2030 Fund+
Target 2035 Fund+
Target 2040 Fund+
Target 2045 Fund+
Target 2050 Fund+

MONEY MARKET FUNDS

100% Treasury Money Market Fund
California Municipal Money Market Fund
California Municipal Money Market Trust
Cash Investment Money Market Fund
Government Money Market Fund
Heritage Money Market Fund+
Minnesota Money Market Fund
Money Market Fund
Money Market Trust
Municipal Cash Management Money Market Fund
Municipal Money Market Fund
National Tax-Free Money Market Fund
National Tax-Free Money Market Trust
New Jersey Municipal Money Market Fund
New York Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Prime Investment Money Market Fund
Treasury Plus Money Market Fund

VARIABLE TRUST FUNDS(1)

VT Core Equity Fund
VT Discovery Fund+
VT Index Asset Allocation Fund
VT International Equity Fund
VT Intrinsic Value Fund
VT Omega Growth Fund
VT Opportunity Fund+
VT Small Cap Growth Fund
VT Small Cap Value Fund
VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

(1.) The Variable Trust Funds are generally available only through insurance company variable contracts.

+ In this report, the WELLS FARGO ADVANTAGE DISCOVERY FUND(SM), WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND(SM), WELLS FARGO ADVANTAGE ENTERPRISE FUND(SM), WELLS FARGO ADVANTAGE OPPORTUNITY FUND(SM), WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUND(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY Portfolio(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 Fund(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUND(SM), WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND(SM), WELLS FARGO ADVANTAGE VT DISCOVERY FUND(SM), and WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND(SM) are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

NOT PART OF THE ANNUAL REPORT.

                      2 Wells Fargo Advantage Income Funds


                                                          Letter to Shareholders

(PHOTO OF KARLA M. RABUSCH)

KARLA M. RABUSCH,
President
WELLS FARGO ADVANTAGE FUNDS

U.S. TREASURIES RALLIED STRONGLY, AND HIGHER-QUALITY FIXED-INCOME SECURITIES GENERALLY OUTPERFORMED LOWER-QUALITY SECURITIES DURING THE PERIOD.

Dear Valued Shareholder,

We are pleased to provide you with the WELLS FARGO ADVANTAGE INCOME FUNDS annual report for the period ending August 31, 2010. Many of our shareholders received an annual report for these funds less than 12 months ago. The reason for this is that a number of the funds involved in the merger of the WELLS FARGO ADVANTAGE FUNDS and the Evergreen Funds in July of 2010 had different fiscal year-end dates. We are in the process of aligning the fiscal year-end dates of our funds. Going forward, shareholder reports for the WELLS FARGO ADVANTAGE INCOME FUNDS will be based on fiscal year-end of August 31st. On the following pages, you will find a discussion of each Fund, including performance highlights, the Fund managers' strategic outlook, and facts and figures about each Fund's portfolio.

Despite a return of risk aversion during the summer of 2010, fixed-income markets generally performed well, generating positive returns in most sectors of the bond markets. Concerns over sovereign debt problems in Europe and decelerating economic growth in the United States drove many investors to reallocate to higher-quality securities. U.S. Treasuries rallied strongly, and higher-quality fixed-income securities generally outperformed lower-quality securities during the period. This was a reversal of the market trends from before the recent period, in which lower-quality securities outperformed higher-quality securities.

U.S. TREASURIES RALLIED AS ECONOMIC GROWTH DECELERATED.

After five consecutive quarters of strong rallies in the riskiest areas of the credit markets, lower-quality credit tiers pulled back during the recent period. We saw some indication early in 2010 that the extended credit rally from 2009 may taper back; those trends manifested in May, as ongoing credit woes in Greece and across Europe escalated global risk aversion. As a result, the lower-quality segments of the U.S. domestic fixed-income markets declined in May before some modest recoveries in June and toward the end of the second quarter. However, despite the fact that spreads finished the recent period higher than where they started, fixed-income valuations generally held up, as even the lowest-quality assets were generally able to withstand the escalating global credit risks for much of the period.

U.S. Treasuries rallied strongly throughout much of the period. The long end of the curve rallied the most, which flattened the shape of the yield curve. This pulled down yields in the longer-maturity ranges of the corporate and structured product sectors as well, resulting in strong price appreciation in maturities of ten years and longer. In general, the longer the security's maturity, the better it performed during the period.

Despite some spread widening, the broad yield rally led to positive returns from the corporate, asset-backed securities (ABS), mortgage-backed securities (MBS), and commercial mortgage-backed securities (CMBS) sectors. Thus, despite the increased risk aversion during the period, domestic fixed-income markets mostly performed well, generating positive returns in most investment-grade sectors and keeping losses in the lowest-quality credit tiers relatively modest.

                      Wells Fargo Advantage Income Funds 3


Letter to Shareholders

INFLATION APPEARED CONSTRAINED, WHILE INTEREST RATES REMAINED UNCHANGED.

Risk aversion wasn't the only shift in conditions during the period. Inflation expectations also trended lower, as it became increasingly clear that the economic recovery would likely continue to be tepid while unemployment remained unusually high. Given these circumstances, the Fed has indicated that monetary policy will likely continue to remain at these extraordinarily accommodative levels for the rest of 2010. Thus, while interest-rate risk seemed to be the primary concern early in the year, that ceased to be of immediate concern during the recent period. Interest rates appeared likely to remain anchored by the low federal funds rate and low-yielding Treasury curve in the near term, while it seems credit risks became the more actively monitored concern.

Although several economic indicators continued to suggest positive recovery from the recession, we are not quite restored, and the pace of recovery appeared to decelerate. At the close of the recent period, unemployment remained high, many areas of the economy still have not recovered, and housing market conditions are still uncertain. However, such conditions can often produce unique opportunities to invest in a recovery. While we cannot say definitively what near-term performance will look like, we continue to encourage investors to maintain fully diversified, actively managed portfolios, which may provide better protection from risk and added opportunities to capture relative value. Heightened volatility may be uncomfortable to experience in the short term, but it often leads to unique opportunities to add relative value for investors with long-term investment horizons.

In our opinion, diligent and earnest assessment of the fundamental risks in individual fixed-income securities will be a key differentiating factor between which investment strategies perform well and which do not. At WELLS FARGO ADVANTAGE FUNDS(R), we intend to continue measuring relative-value opportunities in the fixed-income markets and across our lineup of WELLS FARGO ADVANTAGE INCOME FUNDS. We believe it is particularly important to have diligent investment analysts in charge of investor assets in changing markets. As evidenced by the performance of fixed-income assets during the recent 12-month period, heightened risks also often accompany opportunities for investment value. In our view, it is important to have the right caretakers in charge of investor assets during times of uncertainty and potential opportunities.

DON'T LET SHORT-TERM VOLATILITY DERAIL LONG-TERM INVESTMENT GOALS.

While periods of volatility can present challenges, experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future. As a whole, WELLS FARGO ADVANTAGE FUNDS represents investments across a broad range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. We offer more than 120 Funds that cover a broad spectrum of investment styles and asset classes.

WHILE WE CANNOT SAY DEFINITIVELY WHAT NEAR-TERM PERFORMANCE WILL LOOK LIKE, WE CONTINUE TO ENCOURAGE INVESTORS TO MAINTAIN FULLY DIVERSIFIED, ACTIVELY MANAGED PORTFOLIOS, WHICH MAY PROVIDE BETTER PROTECTION FROM RISK AND ADDED OPPORTUNITIES TO CAPTURE RELATIVE VALUE.

                      4 Wells Fargo Advantage Income Funds


                                                          Letter to Shareholders

Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional, or call us at 1-800-222-8222, 24 hours a day, 7 days a week. You may also visit our Web site at www.wellsfargo.com/advantagefunds.

Sincerely,


/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

                      6 Wells Fargo Advantage Income Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE ADJUSTABLE RATE GOVERNMENT FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE ADJUSTABLE RATE GOVERNMENT FUND (the Fund) seeks current income consistent with capital preservation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Richard Applebach, CFA
Christopher Kauffman, CFA

FUND INCEPTION

October 1, 1991

PERFORMANCE SUMMARY
2-MONTH TOTAL RETURN AS OF AUGUST 31, 2010

                                                  2 Months
                                                  --------
Institutional Class                                 0.53%
Barclays Capital 6-Month Treasury Bill Index(1)     0.06%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUND'S WEB SITE - www.wellsfargo.com/advantagefunds.

INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. NET AND GROSS EXPENSE RATIOS FOR INSTITUTIONAL CLASS SHARES ARE 0.50% AND 0.56%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH JULY 11, 2013 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE CONTRACTUAL EXPENSE RATIO AT 0.49%, EXCLUDING ACQUIRED FUND FEES AND CERTAIN OTHER EXPENSES. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

GROWTH OF $10,000 INVESTMENT(2)
(AS OF AUGUST 31, 2010)

                              (PERFORMANCE GRAPH)

                   Wells Fargo           Wells Fargo
                    Advantage             Advantage                 Barclays
                 Adjustable Rate       Adjustable Rate               Capital
                   Government          Government Fund -        6-Month Treasury
                 Fund - Class A       Institutional Class          Bill Index
                 ---------------      -------------------       ----------------
  8/31/2000           9,804                10,000                    10,000
  9/30/2000           9,877                10,077                    10,057
 10/31/2000           9,912                10,114                    10,108
 11/30/2000           9,987                10,193                    10,167
 12/31/2000          10,085                10,295                    10,236
  1/31/2001          10,152                10,366                    10,321
  2/28/2001          10,226                10,443                    10,364
  3/31/2001          10,305                10,526                    10,423
  4/30/2001          10,318                10,542                    10,466
  5/31/2001          10,409                10,637                    10,516
  6/30/2001          10,485                10,717                    10,545
  7/31/2001          10,563                10,799                    10,585
  8/31/2001          10,617                10,856                    10,622
  9/30/2001          10,713                10,956                    10,690
 10/31/2001          10,776                11,023                    10,728
 11/30/2001          10,813                11,064                    10,754
 12/31/2001          10,851                11,105                    10,770
  1/31/2002          10,897                11,155                    10,786
  2/28/2002          10,934                11,195                    10,805
  3/31/2002          10,942                11,205                    10,817
  4/30/2002          11,026                11,293                    10,847
  5/31/2002          11,052                11,322                    10,870
  6/30/2002          11,100                11,374                    10,894
  7/31/2002          11,162                11,439                    10,914
  8/31/2002          11,178                11,457                    10,931
  9/30/2002          11,225                11,508                    10,952
 10/31/2002          11,273                11,560                    10,970
 11/30/2002          11,285                11,575                    10,989
 12/31/2002          11,308                11,600                    11,006
  1/31/2003          11,331                11,626                    11,019
  2/28/2003          11,358                11,657                    11,029
  3/31/2003          11,389                11,691                    11,044
  4/30/2003          11,409                11,713                    11,053
  5/31/2003          11,440                11,748                    11,067
  6/30/2003          11,445                11,756                    11,082
  7/31/2003          11,416                11,728                    11,089
  8/31/2003          11,433                11,749                    11,099
  9/30/2003          11,496                11,817                    11,112
 10/31/2003          11,465                11,788                    11,122
 11/30/2003          11,483                11,809                    11,132
 12/31/2003          11,513                11,843                    11,148
  1/31/2004          11,532                11,866                    11,160
  2/29/2004          11,586                11,924                    11,170
  3/31/2004          11,595                11,936                    11,180
  4/30/2004          11,551                11,894                    11,186
  5/31/2004          11,556                11,902                    11,192
  6/30/2004          11,585                11,935                    11,197
  7/31/2004          11,614                11,968                    11,216
  8/31/2004          11,656                12,014                    11,235
  9/30/2004          11,659                12,021                    11,245
 10/31/2004          11,677                12,042                    11,259
 11/30/2004          11,683                12,051                    11,270
 12/31/2004          11,716                12,088                    11,288
  1/31/2005          11,725                12,100                    11,310
  2/28/2005          11,743                12,121                    11,325
  3/31/2005          11,739                12,121                    11,350
  4/30/2005          11,773                12,159                    11,380
  5/31/2005          11,810                12,200                    11,416
  6/30/2005          11,833                12,227                    11,438
  7/31/2005          11,820                12,217                    11,459
  8/31/2005          11,871                12,273                    11,494
  9/30/2005          11,882                12,287                    11,521
 10/31/2005          11,893                12,302                    11,554
 11/30/2005          11,917                12,329                    11,595
 12/31/2005          11,954                12,371                    11,637
  1/31/2006          11,991                12,412                    11,672
  2/28/2006          12,028                12,453                    11,707
  3/31/2006          12,040                12,469                    11,751
  4/30/2006          12,091                12,525                    11,793
  5/31/2006          12,090                12,527                    11,838
  6/30/2006          12,142                12,584                    11,881
  7/31/2006          12,224                12,672                    11,938
  8/31/2006          12,294                12,748                    11,992
  9/30/2006          12,350                12,808                    12,047
 10/31/2006          12,409                12,872                    12,093
 11/30/2006          12,506                12,976                    12,144
 12/31/2006          12,486                12,957                    12,198
  1/31/2007          12,506                12,982                    12,248
  2/28/2007          12,577                13,058                    12,298
  3/31/2007          12,617                13,102                    12,352
  4/30/2007          12,656                13,146                    12,406
  5/31/2007          12,655                13,147                    12,464
  6/30/2007          12,678                13,174                    12,517
  7/31/2007          12,744                13,246                    12,569
  8/31/2007          12,825                13,333                    12,660
  9/30/2007          12,823                13,334                    12,712
 10/31/2007          12,921                13,438                    12,762
 11/30/2007          13,017                13,541                    12,846
 12/31/2007          13,045                13,573                    12,882
  1/31/2008          13,200                13,738                    12,988
  2/29/2008          13,209                13,750                    13,023
  3/31/2008          13,234                13,779                    13,060
  4/30/2008          13,186                13,731                    13,076
  5/31/2008          13,252                13,803                    13,077
  6/30/2008          13,223                13,776                    13,093
  7/31/2008          13,243                13,800                    13,134
  8/31/2008          13,253                13,813                    13,159
  9/30/2008          13,259                13,822                    13,217
 10/31/2008          13,017                13,573                    13,282
 11/30/2008          12,888                13,441                    13,327
 12/31/2008          12,887                13,444                    13,358
  1/31/2009          13,044                13,610                    13,361
  2/28/2009          13,107                13,679                    13,364
  3/31/2009          13,276                13,858                    13,378
  4/30/2009          13,337                13,925                    13,392
  5/31/2009          13,427                14,022                    13,398
  6/30/2009          13,499                14,100                    13,400
  7/31/2009          13,530                14,136                    13,410
  8/31/2009          13,562                14,171                    13,417
  9/30/2009          13,622                14,237                    13,425
 10/31/2009          13,637                14,256                    13,430
 11/30/2009          13,694                14,319                    13,435
 12/31/2009          13,738                14,368                    13,435
  1/31/2010          13,766                14,399                    13,442
  2/28/2010          13,772                14,409                    13,443
  3/31/2010          13,824                14,467                    13,445
  4/30/2010          13,920                14,570                    13,450
  5/31/2010          13,938                14,591                    13,455
  6/30/2010          13,972                14,630                    13,460
  7/31/2010          13,998                14,661                    13,465
  8/31/2010          14,041                14,709                    13,469

----------
(1.) The Barclays Capital 6-Month Treasury Bill Index tracks the performance and attributes of recently issued 6-month U.S. Treasury Bills. The index follows Barclays Capital's monthly rebalancing conventions. You cannot invest directly in an index.

(2.) The chart compares the performance of the WELLS FARGO ADVANTAGE ADJUSTABLE
     RATE GOVERNMENT FUND Class A and Institutional Class shares for the most recent ten years with the Barclays Capital 6-month Treasury Bill Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares, reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 2.00%.

                      Wells Fargo Advantage Income Funds 7


Performance Highlights (Unaudited)

               WELLS FARGO ADVANTAGE ADJUSTABLE RATE GOVERNMENT FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

- The Fund's Institutional Class returned 0.53% for the 2-month period that ended August 31, 2010. During the same period, the Barclays Capital 6-month Treasury Bill returned 0.06%. Adjustable-rate mortgage (ARM) securities with higher yield carry than equivalent short-term Treasuries were the most significant contributors to excess performance during the period.

- Prices declined modestly in higher-coupon mortgage-backed securities (MBS) with the decline in U.S. Treasury yields; however, MBS with coupons of 4.5% and lower did not depreciate.

- The Fund's overweight of lower-coupon MBS added to performance, as this segment outperformed the declining prices in higher-coupon MBS.

RISKS TO GROWTH RETURNED DURING THE PERIOD.

Since the end of June, investors shifted their views of risk from the past several quarters. Prior to this quarter, investors were relieved that the G-20 governments and central banks took unprecedented action to stabilize financial markets and to stimulate economic demand. Over the past several months, the markets reflected the possibility that economic growth may decline. After reviewing a wide range of economic data, it was clear that investment, consumption, economic growth, and prices had bounced off the lows of a year ago. However, much of this data began to decline or "roll over," indicating the possibility that much of the improvement was due to government interventions and may not be sustainable. Although markets realized that the global economic and financial system is more secure despite high and increasing debt levels, investors began to wonder what influences might lead to greater labor and capital utilization to generate sustainable economic growth going forward.

With this change in outlook from economic stability to growth risks, overall risk tolerance began to increase once again after the end of second quarter. Performance since the end of June was essentially flat for fixed-rate U.S. agency MBS. While excess return during July was positive when compared with U.S. Treasuries, it reversed in August as MBS yield spreads widened. This recent underperformance was primarily due to increased prepayment risks associated with the continued decline in interest rates. Prices declined modestly in higher-coupon MBS with the decline in interest rates, but MBS with coupons of 4.5% and lower did not depreciate. The relative underperformance in lower-coupon MBS compared with U.S. Treasuries was simply due to their prices not appreciating as much as U.S. Treasury prices did.

PORTFOLIO ALLOCATION(3)
(AS OF AUGUST 31, 2010)

                                   (PIE CHART)

FHLB                (4%)
FHLMC              (27%)
GNMA                (4%)
Cash Equivalents    (3%)
FNMA               (61%)
FAMC                (1%)

----------
(3.) Portfolio allocation is subject to change and is calculated based on the total investments of the Fund.

                      8 Wells Fargo Advantage Income Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE ADJUSTABLE RATE GOVERNMENT FUND (CONTINUED)

LOWER-COUPON MBS CONTRIBUTED TO PERFORMANCE.

Since the Fund invests mostly in lower-coupon ARM MBS, the Fund's holdings were more influenced by what was occurring with lower-coupon MBS than higher-coupon MBS. Prices of ARM MBS are affected by changes in fixed-rate MBS. The Fund's overweight of lower-coupon MBS added to performance as this segment outperformed the declining prices in higher-coupon MBS.

The most significant contributor to performance was the higher income the Fund earns by holding securities with higher yield carry than equivalent short-term Treasuries. Because the Fund's ARM holdings have yields that are higher than the yields on equivalent fixed-rate securities, the ARM securities trade at a premium price. As long as principal prepayments remain low, the higher yields of the ARMs can offset any losses of premium from the bonds prepaying at par. This means that ARMs with low prepayment speeds can result in higher yields for investors of these securities. The Fund intends to continue searching for opportunities in securities with lower expected prepayments and lower premium prices relative to the average bonds available in the market.

INCREASED VOLATILITY MAY CREATE OPPORTUNITIES IN ADJUSTABLE-RATE MORTGAGES.

At the close of the period, many investors were cautiously watching several market factors, including the increased credit risks from European bond markets, the effect of China's exchange rate policy change, the U.S. government's moves to change financial institution regulation, and the oil spill in the Gulf of Mexico. While these are formidable issues, they are no different than those from any other period; investors always have to weigh risks when investing their money. Offsetting the negative tone of these risks is that corporate earnings strongly rebounded, increasing nearly 50% during the second quarter; businesses reported ample cash and access to the debt capital markets increased their flexibility, and business confidence stabilized.

Overall, there is an extra level of caution due to the closeness and depth of the most recent recession, which has investors more edgy than usual. This edginess leads investors to be much more sensitive to short-term price volatility and, in general, causes them to be more risk-averse. While we cannot know how each of the risks above will be resolved, there is a sense that investors want to have a greater level of certainty before investing, or continuing to invest, in risky assets. This concern can lead to reduced liquidity and less efficient trading, which in turn leads to more volatile short-term price changes and a self-reinforcing negative feedback loop. The more volatility, the more reluctant investors and businesses are to spend in more risky investments. In our opinion, while this environment is not likely to continue for the long-term, it could help support security pricing in high-quality U.S. government securities in the short term, which could be beneficial for the Fund. In our view, until investors believe that we are entering a period of sustained economic growth--which would lead to lower risk expectations for nongovernment securities--the U.S. government ARM sector should continue to provide attractive returns.

                      Wells Fargo Advantage Income Funds 9


Performance Highlights (Unaudited)

               WELLS FARGO ADVANTAGE ADJUSTABLE RATE GOVERNMENT FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(4) (%) (AS OF AUGUST 31, 2010)

                                                                                                           Expense
                                     Including Sales Charge              Excluding Sales Charge           Ratios(5)
                    Inception  ----------------------------------  ----------------------------------  --------------
                      Date     6 Months*  1 Year  5 Year  10 Year  6 Months*  1 Year  5 Year  10 Year  Gross   Net(6)
                   ----------  ---------  ------  ------  -------  ---------  ------  ------  -------  -----   ------
Class A (ESAAX)    06/30/2000    (0.04)    1.50    3.00     3.45      1.95     3.53    3.41     3.66    0.89%   0.75%
Class B (ESABX)**  06/30/2000     0.07     1.26    2.81     3.35      1.57     2.76    2.81     3.35    1.64%   1.50%
Class C (ESACX)    06/30/2000     0.56     1.76    2.66     2.90      1.56     2.76    2.66     2.90    1.64%   1.50%
Administrator
   Class (ESADX)   07/30/2010                                         2.01     3.67    3.57     3.82    0.83%   0.61%
Institutional
   Class (EKIZX)   10/01/1991                                         2.08     3.79    3.69     3.93    0.56%   0.50%
Barclays Capital 6-Month Treasury Bill Index(1)                       0.19     0.38    3.22     3.02

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUND'S WEB SITE - www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 2.00%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.50%. FOR CLASS C SHARES THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. ADMINISTRATOR CLASS AND INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Securities issued by U.S. government agencies or government sponsored entities may not be guaranteed by the U.S. Treasury. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to mortgage- and asset-backed securities risk. Consult the Fund's prospectus for additional information on these and other risks. The U.S. government guarantee applies to certain underlying securities and not to shares of the Fund.

----------
(4.) Performance shown for the Administrator Class shares prior to its inception reflects the performance of the Fund's Institutional Class shares. Performance shown has been adjusted to reflect the higher expenses applicable to the Administrator Class shares. Historical performance shown for all classes of the Fund prior to July 12, 2010 is based on the performance of the fund's predecessor, Evergreen Adjustable Rate Fund.

(5.) Reflects the expense ratios as stated in the July 12, 2010 prospectus, and for the Administrator Class, the July 30, 2010 prospectus.

(6.) Effective July 12, 2010, the investment adviser has contractually committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to maintain the contractual expense ratio at 0.74% for Class A shares, 1.49% for Class B and C shares, 0.60% for Administrator Class shares and 0.49% for Institutional Class shares, excluding acquired fund fees and certain other expenses. Without these waivers and/or reimbursements, the Fund's returns would have been lower.

                     10 Wells Fargo Advantage Income Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND (the Fund) seeks current income.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Michael J. Bray, CFA
Christopher Kauffman, CFA

FUND INCEPTION

October 29, 1986

PERFORMANCE SUMMARY
3-MONTH TOTAL RETURN AS OF AUGUST 31, 2010

                                            3 Months
                                            --------
Investor Class                                3.28%
Barclays Capital U.S. Aggregate Excluding
   Credit Bond Index(1)                       3.38%
Barclays Capital Intermediate U.S.
   Government Bond Index(2)                   3.20%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUND'S WEB SITE - www.wellsfargo.com/advantagefunds.

INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. NET AND GROSS EXPENSE RATIOS FOR INVESTOR CLASS SHARES ARE 0.93% AND 0.93%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH JULY 11, 2013 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE CONTRACTUAL EXPENSE RATIO AT 0.92%, EXCLUDING ACQUIRED FUND FEES AND CERTAIN OTHER EXPENSES. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

GROWTH OF $10,000 INVESTMENT(3)
(AS OF AUGUST 31, 2010)

                              (PERFORMANCE GRAPH)

                 Wells Fargo             Wells Fargo
                  Advantage               Advantage           Barclays Capital
                 Government               Government            Intermediate
                 Securities           Securities Fund -       U.S. Government
               Fund - Class A           Investor Class           Bond Index
               --------------         -----------------       ----------------
 8/31/2000           9,550                 10,000                    10,000
 9/30/2000           9,611                 10,066                    10,087
10/31/2000           9,690                 10,149                    10,156
11/30/2000           9,849                 10,318                    10,305
12/31/2000          10,029                 10,508                    10,487
 1/31/2001          10,177                 10,665                    10,626
 2/28/2001          10,267                 10,762                    10,724
 3/31/2001          10,324                 10,824                    10,802
 4/30/2001          10,259                 10,760                    10,768
 5/31/2001          10,312                 10,816                    10,812
 6/30/2001          10,345                 10,854                    10,847
 7/31/2001          10,569                 11,092                    11,049
 8/31/2001          10,694                 11,224                    11,147
 9/30/2001          10,857                 11,397                    11,385
10/31/2001          11,095                 11,660                    11,563
11/30/2001          10,940                 11,491                    11,425
12/31/2001          10,877                 11,428                    11,370
 1/31/2002          10,937                 11,493                    11,419
 2/28/2002          11,037                 11,599                    11,513
 3/31/2002          10,823                 11,376                    11,340
 4/30/2002          11,067                 11,634                    11,552
 5/31/2002          11,153                 11,727                    11,632
 6/30/2002          11,276                 11,855                    11,778
 7/31/2002          11,500                 12,093                    12,000
 8/31/2002          11,684                 12,289                    12,137
 9/30/2002          11,904                 12,523                    12,345
10/31/2002          11,846                 12,473                    12,337
11/30/2002          11,763                 12,388                    12,239
12/31/2002          11,991                 12,623                    12,466
 1/31/2003          11,980                 12,625                    12,438
 2/28/2003          12,136                 12,791                    12,578
 3/31/2003          12,132                 12,776                    12,581
 4/30/2003          12,184                 12,843                    12,616
 5/31/2003          12,422                 13,096                    12,814
 6/30/2003          12,373                 13,035                    12,793
 7/31/2003          11,943                 12,595                    12,483
 8/31/2003          12,008                 12,665                    12,505
 9/30/2003          12,322                 12,997                    12,776
10/31/2003          12,187                 12,845                    12,651
11/30/2003          12,195                 12,853                    12,652
12/31/2003          12,311                 12,976                    12,751
 1/31/2004          12,409                 13,080                    12,820
 2/29/2004          12,542                 13,232                    12,942
 3/31/2004          12,634                 13,330                    13,032
 4/30/2004          12,284                 12,950                    12,741
 5/31/2004          12,234                 12,899                    12,700
 6/30/2004          12,279                 12,960                    12,732
 7/31/2004          12,384                 13,059                    12,824
 8/31/2004          12,589                 13,289                    13,015
 9/30/2004          12,647                 13,339                    13,020
10/31/2004          12,708                 13,407                    13,100
11/30/2004          12,618                 13,312                    12,978
12/31/2004          12,705                 13,404                    13,048
 1/31/2005          12,764                 13,479                    13,065
 2/28/2005          12,696                 13,409                    12,992
 3/31/2005          12,677                 13,377                    12,960
 4/30/2005          12,829                 13,550                    13,111
 5/31/2005          12,944                 13,658                    13,216
 6/30/2005          13,000                 13,729                    13,259
 7/31/2005          12,894                 13,615                    13,146
 8/31/2005          13,042                 13,758                    13,292
 9/30/2005          12,922                 13,643                    13,190
10/31/2005          12,838                 13,541                    13,134
11/30/2005          12,875                 13,592                    13,188
12/31/2005          12,985                 13,694                    13,268
 1/31/2006          12,984                 13,693                    13,267
 2/28/2006          13,007                 13,730                    13,269
 3/31/2006          12,896                 13,599                    13,228
 4/30/2006          12,871                 13,573                    13,241
 5/31/2006          12,848                 13,560                    13,245
 6/30/2006          12,874                 13,588                    13,269
 7/31/2006          13,029                 13,751                    13,408
 8/31/2006          13,211                 13,928                    13,558
 9/30/2006          13,315                 14,037                    13,657
10/31/2006          13,382                 14,121                    13,721
11/30/2006          13,513                 14,259                    13,831
12/31/2006          13,439                 14,179                    13,778
 1/31/2007          13,415                 14,154                    13,780
 2/28/2007          13,613                 14,362                    13,953
 3/31/2007          13,629                 14,379                    13,989
 4/30/2007          13,699                 14,437                    14,050
 5/31/2007          13,582                 14,314                    13,970
 6/30/2007          13,543                 14,286                    13,989
 7/31/2007          13,705                 14,443                    14,161
 8/31/2007          13,881                 14,628                    14,361
 9/30/2007          13,977                 14,728                    14,459
10/31/2007          14,087                 14,844                    14,546
11/30/2007          14,363                 15,148                    14,897
12/31/2007          14,376                 15,161                    14,945
 1/31/2008          14,690                 15,477                    15,297
 2/29/2008          14,756                 15,560                    15,464
 3/31/2008          14,823                 15,631                    15,559
 4/30/2008          14,680                 15,464                    15,351
 5/31/2008          14,560                 15,352                    15,213
 6/30/2008          14,620                 15,400                    15,272
 7/31/2008          14,596                 15,389                    15,353
 8/31/2008          14,739                 15,523                    15,471
 9/30/2008          14,820                 15,609                    15,546
10/31/2008          14,603                 15,395                    15,602
11/30/2008          14,988                 15,784                    16,137
12/31/2008          15,478                 16,314                    16,504
 1/31/2009          15,353                 16,185                    16,296
 2/28/2009          15,360                 16,191                    16,266
 3/31/2009          15,643                 16,488                    16,491
 4/30/2009          15,617                 16,461                    16,372
 5/31/2009          15,604                 16,431                    16,298
 6/30/2009          15,623                 16,449                    16,253
 7/31/2009          15,745                 16,593                    16,324
 8/31/2009          15,909                 16,765                    16,427
 9/30/2009          16,053                 16,916                    16,519
10/31/2009          16,115                 16,981                    16,556
11/30/2009          16,344                 17,221                    16,758
12/31/2009          16,033                 16,893                    16,450
 1/31/2010          16,278                 17,150                    16,665
 2/28/2010          16,325                 17,199                    16,736
 3/31/2010          16,285                 17,156                    16,635
 4/30/2010          16,413                 17,291                    16,753
 5/31/2010          16,616                 17,503                    16,952
 6/30/2010          16,861                 17,744                    17,176
 7/31/2010          16,996                 17,885                    17,304
 8/31/2010          17,162                 18,077                    17,495

----------
(1.) The Barclays Capital U.S. Aggregate Excluding Credit Bond Index is composed of the Barclays Capital U.S. Government Bond Index and the Barclays Capital U.S. Mortgage-Backed Securities Index and includes Treasury issues, agency issues, and mortgage-backed securities. The limited performance history of the Barclays Capital U.S. Aggregate Excluding Credit Bond Index does not allow for comparison to all periods of the Fund's performance. This index has an inception date of May 1, 2001. You cannot invest directly in an index.

(2.) The Barclays Capital Intermediate U.S. Government Bond Index is an unmanaged index composed of U.S. Government securities with maturities in the one to ten-year range, including securities issued by the U.S. Treasury and U.S. Government agencies. You cannot invest directly in an index.

                      Wells Fargo Advantage Income Funds 11


Performance Highlights (Unaudited)

                    WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

- The Fund's Investor Class returned 3.28% for the 3-month period that ended August 31, 2010. During the same period, the Barclays Capital U.S. Aggregate Excluding Credit Bond Index returned 3.38% and the Barclays Capital Intermediate U.S. Government Bond Index returned 3.20%.

- We maintained our portfolio positioning for a flatter yield curve; this strategy contributed to performance. In addition, our overall positioning in the mortgage-backed securities (MBS) sector contributed to the Fund's relative performance. Our overweight in commercial and multifamily mortgage securities contributed to performance, while our underweight in agency pass-throughs detracted from Fund performance.

- With the tenuous performance of the U.S. economy and growing evidence that a robust recovery appears elusive, we expect additional stimulative policy measures.

THE RECOVERY SLOWED DOWN.

Over the three months that ended August 31, 2010, the United States showed signs of a worrisome deceleration in economic activity. The recovery that began approximately a year ago has been sustained in large part by temporary government stimulus measures such as the incentive to purchase cars ("Cash for Clunkers") and the first-time home buyer's credit. While both programs produced short-lived spikes in sales activity, neither has generated momentum beyond its expiration date. Indeed, demand for both auto and housing was apparently "pulled forward" to take advantage of the incentives. While auto sales have now seemingly stabilized at a level modestly above the pre-incentive pace, housing activity has declined to new lows by many measures.

In addition to incentive-driven consumer activity, a positive impulse from corporate inventory investment was a major factor in the Gross Domestic Product
(GDP) growth experienced in the past 12 months, accounting for more than half of total output gains. With final demand still sluggish, inventory effects began to dissipate in the second quarter of 2010 and are unlikely to be a consistent component of growth going forward.

Employment conditions have also slipped over the past three months. Nonfarm payrolls added an average of about 200,000 net jobs per month in the first five months of 2010. For the June through August period, in contrast, payrolls declined by an average of 94,000 per month. Government employment certainly distorted

----------
(3.) The chart compares the performance of the WELLS FARGO ADVANTAGE GOVERNMENT
     SECURITIES FUND Class A and Investor Class shares for the most recent ten years with the Barclays Capital Intermediate U.S. Government Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Investor Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%.

                      12 Wells Fargo Advantage Income Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND (CONTINUED)

these figures, as temporary Census jobs were added in the spring only to disappear in the summer months. Even with the government sector excluded, however, the job situation has weakened a bit, as seen in both a deceleration of private payroll growth and an upturn in new claims for unemployment insurance. Initial claims in August, for example, averaged 485,000 per week--the highest filing rate so far in 2010.

DECELERATING ECONOMIC ACTIVITY AND HINTS OF ADDITIONAL MONETARY POLICY ACCOMMODATION DROVE A SUBSTANTIAL DECLINE IN TREASURY YIELDS.

The slowdown in a recovery that was never particularly robust raised fears of a "double-dip" recession and the possibility of a drawn-out period of lethargy-- something approaching the "lost decade" in Japan. Policymakers responded in kind with hints of additional monetary policy accommodation if authorities deemed it necessary. The growth slowdown, coupled with the message from policymakers, spurred a substantial drop in interest rates. The yield on the U.S. Treasury's 10-year benchmark fell to 2.47% at the end of August, compared with 3.29% at the end of May. Only during the financial panic of late 2008 have 10-year yields been lower.

PORTFOLIO ALLOCATION(4)
(AS OF AUGUST 31, 2010)

                                   (PIE CHART)

Agency Securities                     (39%)
Asset-Backed Securities                (1%)
Collateralized Mortgage Obligations   (15%)
U.S. Treasury Securities              (21%)
Cash Equivalents                      (21%)
Other                                  (3%)

The Fund benefited from this sharp move in interest rates and accompanying flattening of the yield curve, as we maintained an overweight position in longer-dated securities and an underweight position in shorter-maturity bonds throughout the reporting period. In addition, our overweights in the "spread" sectors--commercial and multifamily mortgage-backed securities--generated significant incremental income.

THE RECOVERY WILL BE TEPID BUT PROBABLY WON'T DOUBLE-DIP.

Looking forward, a slow recovery remains our base-case scenario. The U.S. economy still suffers from the after- effects of the burst housing bubble. Consumers spooked by persistently high unemployment rates have steadily trimmed their personal debts. This newfound thrift bodes well for long-run growth and stability, but the transition from credit binge to sobriety necessitates a slower-than-normal rate of consumption growth. While widespread economic weakness in recent months has reinforced our tepid recovery forecast, we have yet to see sufficient evidence to indicate a relapse into contraction. "Double-dip" recessions are rare, and temporary slowdowns are quite

----------
(4.) Portfolio allocation is subject to change and is calculated based on the total investments of the Fund.

                      Wells Fargo Advantage Income Funds 13


Performance Highlights (Unaudited)

                    WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND (CONTINUED)

common. Should key variables such as employment, income, and consumption weaken further, the threat of a double-dip or a Japan-style stagnation will have to be reassessed.

An environment of modest growth, low inflation, and a highly accommodative monetary policy should be generally supportive of the strategies the Fund currently has in place. We intend to continue monitoring the progress of the U.S. economy, as well as the global economic climate, and adjust the Fund's holdings accordingly.

                      14 Wells Fargo Advantage Income Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(5) (%) (AS OF AUGUST 31, 2010)

                                                                                                           Expense
                                     Including Sales Charge              Excluding Sales Charge           Ratios(6)
                    Inception  ----------------------------------  ----------------------------------  --------------
                      Date     6 Months*  1 Year  5 Year  10 Year  6 Months*  1 Year  5 Year  10 Year  Gross   Net(7)
                   ----------  ---------  ------  ------  -------  ---------  ------  ------  -------  -----   ------
Class A (SGVDX)    08/31/1999     0.40     3.02    4.68     5.55      5.13     7.88    5.64     6.04   0.90%    0.90%
Class B (WGSBX)**  07/18/2008    (0.27)    2.08    4.54     5.59      4.73     7.08    4.88     5.59   1.65%    1.65%
Class C (WGSCX)    12/26/2002     3.73     6.07    4.84     5.18      4.73     7.07    4.84     5.18   1.65%    1.65%
Administrator
   Class (WGSDX)   04/08/2005                                         5.22     8.08    5.86     6.35   0.84%    0.67%
Institutional
   Class (SGVIX)   08/31/1999                                         5.34     8.21    6.08     6.59   0.57%    0.51%
Investor Class
   (STVSX)         10/29/1986                                         5.10     7.82    5.61     6.10   0.93%    0.93%
Barclays Capital U.S. Aggregate Excluding Credit Bond Index(1)        5.26     8.10    5.95       NA
Barclays Capital Intermediate U.S. Government Bond Index(2)           4.54     6.50    5.65     5.75

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUND'S WEB SITE - www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD ADMINISTRATOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Securities issued by U.S. Government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. Active trading results in increased turnover and trading expenses and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to mortgage- and asset-backed securities risk. Consult the Fund's prospectus for additional information on these and other risks. The U.S. Government guarantee applies to certain of the underlying securities and not to shares of the Fund.

----------
(5.) Effective June 20, 2008, the Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Performance shown for the Class A shares from August 31, 1999, through June 19, 2008 includes Advisor Class expenses. Performance shown for the Class B and Class C shares prior to their inception reflects the performance of the Investor Class shares, adjusted to reflect the higher expenses applicable to Class B and C shares. Performance shown for the Administrator Class shares prior to its inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to the Administrator Class shares.

(6.) Reflects the expense ratios as stated in the October 1, 2010 prospectus.

(7.) The investment adviser has contractually committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to maintain the contractual expense ratio at 0.89% for Class A shares, 1.64% for Class B and C shares, 0.64% for Administrator Class shares, 0.48% for Institutional Class shares and 0.92% for Investor Class shares, excluding acquired fund fees and certain other expenses. Without these reductions, the Fund's returns would have been lower.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

                      16 Wells Fargo Advantage Income Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE HIGH INCOME FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE HIGH INCOME FUND (the Fund) seeks total return, consisting of a high level of current income and capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Kevin J. Maas, CFA
Thomas M. Price, CFA
Michael J. Schueller, CFA

FUND INCEPTION

December 28, 1995

PERFORMANCE SUMMARY
3-MONTH TOTAL RETURN AS OF AUGUST 31, 2010

                                                           3 Months
                                                           --------
Investor Class                                               5.27%
Barclays Capital U.S. Corporate High Yield Bond Index(1)     4.88%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUND'S WEB SITE - www.wellsfargo.com/advantagefunds.

INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. NET AND GROSS EXPENSE RATIOS FOR INVESTOR CLASS SHARES ARE 0.94% AND 1.05%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH JULY 11, 2013 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE CONTRACTUAL EXPENSE RATIO AT 0.93%, EXCLUDING ACQUIRED FUND FEES AND CERTAIN OTHER EXPENSES. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

GROWTH OF $10,000 INVESTMENT(2)
(AS OF AUGUST 31, 2010)

                              (PERFORMANCE GRAPH)

                Wells Fargo           Wells Fargo               Barclays
                 Advantage             Advantage         Capital U.S. Corporate
                High Income        High Income Fund -       High Yield Bond
               Fund - Class A        Investor Class               Index
               --------------      ------------------    ----------------------
  8/31/2000        9,550                10,000                     10,000
  9/30/2000        9,487                 9,936                      9,913
 10/31/2000        9,187                 9,625                      9,595
 11/30/2000        8,399                 8,802                      9,215
 12/31/2000        8,684                 9,101                      9,393
  1/31/2001        9,583                10,044                     10,097
  2/28/2001        9,606                10,071                     10,231
  3/31/2001        9,256                 9,706                      9,990
  4/30/2001        9,142                 9,600                      9,866
  5/31/2001        9,189                 9,641                     10,044
  6/30/2001        8,784                 9,219                      9,762
  7/31/2001        8,824                 9,273                      9,906
  8/31/2001        8,861                 9,314                     10,022
  9/30/2001        8,092                 8,499                      9,349
 10/31/2001        8,243                 8,658                      9,580
 11/30/2001        8,617                 9,048                      9,930
 12/31/2001        8,594                 9,037                      9,889
  1/31/2002        8,708                 9,159                      9,958
  2/28/2002        8,528                 8,960                      9,819
  3/31/2002        8,609                 9,059                     10,055
  4/30/2002        8,599                 9,052                     10,212
  5/31/2002        8,425                 8,872                     10,159
  6/30/2002        7,831                 8,249                      9,410
  7/31/2002        7,487                 7,890                      8,999
  8/31/2002        7,545                 7,950                      9,256
  9/30/2002        7,478                 7,879                      9,134
 10/31/2002        7,465                 7,866                      9,055
 11/30/2002        7,932                 8,356                      9,615
 12/31/2002        8,008                 8,435                      9,750
  1/31/2003        8,170                 8,607                     10,074
  2/28/2003        8,324                 8,770                     10,199
  3/31/2003        8,536                 8,994                     10,492
  4/30/2003        8,907                 9,401                     11,115
  5/31/2003        8,936                 9,420                     11,229
  6/30/2003        9,201                 9,701                     11,552
  7/31/2003        9,106                 9,603                     11,425
  8/31/2003        9,185                 9,701                     11,557
  9/30/2003        9,414                 9,943                     11,873
 10/31/2003        9,584                10,112                     12,112
 11/30/2003        9,729                10,267                     12,296
 12/31/2003        9,957                10,524                     12,574
  1/31/2004       10,103                10,682                     12,814
  2/29/2004       10,061                10,640                     12,782
  3/31/2004       10,151                10,721                     12,869
  4/30/2004       10,146                10,731                     12,782
  5/31/2004       10,003                10,581                     12,565
  6/30/2004       10,116                10,700                     12,745
  7/31/2004       10,273                10,866                     12,918
  8/31/2004       10,425                11,013                     13,172
  9/30/2004       10,563                11,159                     13,363
 10/31/2004       10,745                11,352                     13,605
 11/30/2004       10,857                11,471                     13,769
 12/31/2004       10,964                11,600                     13,974
  1/31/2005       10,979                11,617                     13,956
  2/28/2005       11,116                11,763                     14,161
  3/31/2005       10,842                11,476                     13,749
  4/30/2005       10,735                11,364                     13,615
  5/31/2005       10,868                11,505                     13,857
  6/30/2005       11,013                11,659                     14,129
  7/31/2005       11,162                11,816                     14,376
  8/31/2005       11,226                11,869                     14,403
  9/30/2005       11,158                11,813                     14,260
 10/31/2005       11,120                11,759                     14,160
 11/30/2005       11,242                11,902                     14,234
 12/31/2005       11,324                11,990                     14,356
  1/31/2006       11,488                12,163                     14,585
  2/28/2006       11,580                12,244                     14,683
  3/31/2006       11,634                12,302                     14,770
  4/30/2006       11,702                12,390                     14,861
  5/31/2006       11,666                12,352                     14,859
  6/30/2006       11,627                12,312                     14,807
  7/31/2006       11,729                12,419                     14,952
  8/31/2006       11,878                12,576                     15,195
  9/30/2006       12,010                12,716                     15,410
 10/31/2006       12,146                12,843                     15,620
 11/30/2006       12,280                13,002                     15,882
 12/31/2006       12,402                13,131                     16,057
  1/31/2007       12,525                13,260                     16,236
  2/28/2007       12,673                13,417                     16,463
  3/31/2007       12,701                13,447                     16,480
  4/30/2007       12,870                13,625                     16,695
  5/31/2007       12,945                13,704                     16,819
  6/30/2007       12,704                13,434                     16,517
  7/31/2007       12,317                13,043                     15,932
  8/31/2007       12,543                13,282                     16,150
  9/30/2007       12,834                13,588                     16,572
 10/31/2007       12,926                13,686                     16,672
 11/30/2007       12,713                13,462                     16,310
 12/31/2007       12,807                13,562                     16,358
  1/31/2008       12,612                13,338                     16,139
  2/29/2008       12,460                13,196                     15,919
  3/31/2008       12,464                13,182                     15,864
  4/30/2008       12,811                13,549                     16,548
  5/31/2008       12,764                13,519                     16,608
  6/30/2008       12,536                13,279                     16,144
  7/31/2008       12,432                13,170                     15,928
  8/31/2008       12,542                13,286                     15,984
  9/30/2008       11,881                12,589                     14,709
 10/31/2008       10,498                11,112                     12,369
 11/30/2008        9,975                10,559                     11,217
 12/31/2008       10,473                11,084                     12,079
  1/31/2009       11,049                11,692                     12,803
  2/28/2009       10,916                11,571                     12,406
  3/31/2009       11,071                11,715                     12,802
  4/30/2009       11,789                12,491                     14,351
  5/31/2009       12,116                12,816                     15,317
  6/30/2009       12,254                12,982                     15,755
  7/31/2009       12,855                13,595                     16,714
  8/31/2009       12,898                13,639                     17,026
  9/30/2009       13,330                14,095                     17,996
 10/31/2009       13,512                14,307                     18,319
 11/30/2009       13,617                14,397                     18,503
 12/31/2009       13,940                14,758                     19,110
  1/31/2010       14,048                14,872                     19,352
  2/28/2010       14,038                14,861                     19,386
  3/31/2010       14,367                15,208                     19,994
  4/30/2010       14,641                15,496                     20,462
  5/31/2010       14,200                15,031                     19,727
  6/30/2010       14,415                15,257                     19,973
  7/31/2010       14,918                15,788                     20,683
  8/31/2010       14,973                15,823                     20,690

----------
(1.) The Barclays Capital U.S. Corporate High Yield Bond Index is an unmanaged,
     U.S. dollar-denominated, nonconvertible, non-investment grade debt index. The index consists of domestic and corporate bonds rated Ba and below with a minimum outstanding amount of $150 million. You cannot invest directly in an index.

(2.) The chart compares the performance of the WELLS FARGO ADVANTAGE HIGH INCOME
     FUND Class A and Investor Class shares for the most recent ten years with the Barclays Capital U.S. Corporate High Yield Bond Index. The chart assumes a hypothetical investment of $10,000 in Class A and Investor Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%.

                      Wells Fargo Advantage Income Funds 17


Performance Highlights (Unaudited)

                              WELLS FARGO ADVANTAGE HIGH INCOME FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

- The Fund's Investor Class returned 5.27% for the 3-month period that ended August 31, 2010. During the same period, the Barclays Capital U.S. Corporate High Yield Bond Index returned 4.88%.

- The Fund outperformed its benchmark due to conservative positioning, primarily our underweighting of the CCC-rated(3) segment of the market.

- We believe that many of the CCC-rated issuers continue to carry too much debt. In our view, most of these companies have enough liquidity to avoid defaulting for the next few years, but we believe that current market prices don't reflect the risk that these securities will ultimately default. Consequently, when selecting CCC-rated investments for the Fund, we intend to focus on issues that we believe can avoid restructuring over the long term.

THE FUND IS CONSERVATIVELY POSITIONED IN A STRONG HIGH-YIELD MARKET.

For the three-month period that ended August 31, 2010, the Barclays Capital U.S. Corporate High Yield Bond Index returned 4.88%. The Fund has been conservatively positioned since early 2007. Since early 2009, we have slowly added risk to the portfolio to reflect improved economic conditions. Our view since that time has been that higher-quality credits in the high-yield market represented the best value. However, weaker credits continued to outperform through April 2010 until the market corrected in May as sovereign debt concerns in Europe led to a flight to quality. As the market rebounded over the past three months, high-yield investors favored the higher-quality BB-rated and B-rated bonds that we have been favoring.

We believe that the economy will continue to grow, but at a pace that is not strong enough for many of the CCC-rated credits to grow into their balance sheets. We have continued to invest in credits that we believe will be able to continue to meet their debt obligations, including stronger CCC-rated securities. We maintained a large underweight in credits that we believe are not likely to default in the near term but that still carry excessive debt and will ultimately need to be restructured through debt exchanges or bankruptcies.

----------
(3.) The ratings indicated are from Standard & Poor's, Moody's Investors
     Service, and/or Fitch Ratings Ltd. Credit Quality Ratings: Credit quality ratings apply to underlying holdings of the Fund and not the Fund itself. Standard and Poor's rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Moody's rates the creditworthiness of bonds, ranging from Aaa (highest) to CC (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest).

                      18 Wells Fargo Advantage Income Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE HIGH INCOME FUND (CONTINUED)

The economy and the markets have benefited from government stimulus and liquidity programs. However, even with this significant injection into the economy, growth rates have rebounded more slowly than in past recessionary periods. We expect a period of slow growth going forward as the government programs end, the housing market remains fragile, unemployment remains high, the consumer remains overleveraged, and sovereign debt concerns continue, particularly in Europe. Unfortunately, many of the leveraged buyouts done at the market's peak several years ago were capitalized with high debt levels predicated on continued strong economic growth, which, for the reasons mentioned, are unlikely to be achieved.

WE MAINTAINED A DISCIPLINED CREDIT SELECTION.

CREDIT QUALITY(4)
(AS OF AUGUST 31, 2010)

                                   (PIE CHART)

Cash & Equivalents    (5%)
BBB/Baa               (2%)
BB/Ba                (34%)
B/B                  (48%)
CCC/Caa              (11%)

Given that we remained concerned with economic conditions, we continued to be disciplined in our selection of credits and securities. Our goal was to continue to have a well-diversified portfolio that would offer attractive returns to shareholders while limiting exposure to companies with overleveraged balance sheets.

We did not make any significant changes to the Fund's positioning during the period. Our positioning in BBB-rated and B-rated credits was basically unchanged. We reduced our positions in BB-rated credits by approximately 0.8% and reduced our exposure to CCC-rated credits by approximately 1.4%, resulting in our cash balance increasing by approximately 2.0%. We continued to underweight the lowest, CCC-rated segment due to the prevalence of overleveraged balance sheets and our economic concerns. We ended the period with 4.8% in cash. Given the low return for cash, we would prefer to be more fully invested to generate additional income for the portfolio. We expect significant new issuance of high-yield bonds in September and expect to invest a portion of our cash balance in these new issues.

WE CONTINUE TO BELIEVE THAT CCC-RATED CREDITS ARE OVERVALUED AND THAT ECONOMIC GROWTH WILL BE TEPID.

The high-yield market rally was driven by improved fundamentals, as well as a search for yield due to the low yields offered in other fixed-income alternatives. We believe that the improved fundamentals justify the strong returns in securities issued by companies with reasonable debt levels. Our analysis focuses on free cash flow relative to outstanding debt, along with debt relative to earnings. The companies that we believe have appropriate debt levels are most of the BB-rated and B-rated issues, along with the better-capitalized CCC-rated credits.

----------
(4.) The ratings indicated are from Standard & Poor's, Fitch, and/or Moody's
     Investors Service. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized and if rated by one of the agencies that rating was utilized. Credit quality is calculated based on the total investments of the Fund. It is subject to change and may have changed since the date specified.

                      Wells Fargo Advantage Income Funds 19


Performance Highlights (Unaudited)

                              WELLS FARGO ADVANTAGE HIGH INCOME FUND (CONTINUED)

Over the past 20 years, the average CCC-rated price has been $76. That average price rallied from $40 in December 2008 to $96 in April 2010, before dropping to $91 at the end of August 2010. Despite the recent drop to $91, we don't believe that current economic conditions justify CCC-rated prices trading well above the long-term average. We expect to remain broadly underweight CCC-rated credits while focusing our allocation in this credit tier to only the higher-quality CCC-rated issues. Based on our expectation of slow economic growth, we intend to continue investing in companies that are best positioned to continue servicing their debt obligations and that offer attractive investment opportunities for our investors.

                      20 Wells Fargo Advantage Income Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE HIGH INCOME FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(5) (%) (AS OF AUGUST 31, 2010)

                                                                                                           Expense
                                     Including Sales Charge              Excluding Sales Charge           Ratios(6)
                    Inception  ----------------------------------  ----------------------------------  --------------
                      Date     6 Months*  1 Year  5 Year  10 Year  6 Months*  1 Year  5 Year  10 Year  Gross   Net(7)
                   ----------  ---------  ------  ------  -------  ---------  ------  ------  -------  -----   ------
Class A (SHBAX)    02/29/2000     1.86     10.87   4.96     4.12      6.66     16.09   5.93     4.60   1.02%    0.91%
Class B (WFNBX)**  07/18/2008     1.11     10.06   4.79     4.14      6.11     15.06   5.12     4.14   1.77%    1.66%
Class C (WFNCX)    07/18/2008     5.26     14.23   5.15     3.90      6.26     15.23   5.15     3.90   1.77%    1.66%
Administrator
   Class (WFNDX)   07/30/2010                                         6.65     16.26   6.05     4.87   0.96%    0.81%
Institutional
   Class (SHYYX)   07/31/2001                                         6.85     16.65   6.37     5.19   0.69%    0.51%
Investor Class
   (STHYX)         12/28/1995                                         6.48     16.01   5.92     4.70   1.05%    0.94%
Barclays Capital U.S. Corporate High Yield Bond Index(1)              6.73     21.52   7.51     7.54

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUND'S WEB SITE - www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(5.) Effective June 20, 2008, the Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Performance shown for the Class A shares from February 29, 2000, through June 19, 2008, includes Advisor Class expenses. Performance for the Class B and Class C shares prior to their inception reflects the performance of the Investor Class shares, adjusted to reflect the higher expenses applicable to Class B and Class C shares. Performance shown for the Administrator Class shares prior to its inception reflects the performance of the Institutional Class shares, has been adjusted to reflect the higher expenses applicable to the Administrator Class shares. Performance shown for the Institutional Class shares prior to its inception reflects the performance of the Investor Class shares and includes the higher expenses applicable to the Investor Class shares. If these expenses had not been included, returns would be higher.

(6.) Reflects the expense ratios as stated in the October 1, 2010 prospectus.

(7.) Effective July 12, 2010, the investment adviser has contractually committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to maintain the contractual expense ratio at 0.90% for Class A shares, 1.65% for Class B and C shares, 0.80% for Administrator shares, 0.50% for Institutional shares, and 0.93% for Investor Class shares, excluding acquired fund fees and certain other expenses. Without these waivers and/or reimbursements, the Fund's returns would have been lower.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

                      22 Wells Fargo Advantage Income Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE HIGH YIELD BOND FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE HIGH YIELD BOND FUND (the Fund) seeks total return, consisting of a high level of current income and capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Niklas Nordenfelt, CFA
Phillip Susser

FUND INCEPTION

September 11, 1935

PERFORMANCE SUMMARY
4-MONTH TOTAL RETURN AS OF AUGUST 31, 2010

                                                4 Months
                                                --------
Administrator Class                               1.07%
BofA Merrill Lynch High Yield Master Index(1)     1.48%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUND'S WEB SITE - www.wellsfargo.com/advantagefunds.

ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. NET AND GROSS EXPENSE RATIOS FOR ADMINISTRATOR CLASS SHARES ARE 0.89% AND 1.07%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH JULY 11, 2013 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE CONTRACTUAL EXPENSE RATIO AT 0.80%, EXCLUDING ACQUIRED FUND FEES AND CERTAIN OTHER EXPENSES. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

GROWTH OF $10,000 INVESTMENT(2)
(AS OF AUGUST 31, 2010)

                              (PERFORMANCE GRAPH)

                      Wells Fargo            Wells Fargo
                       Advantage              Advantage            BofA Merrill Lynch
                    High Yield Bond        High Yield Bond         High Yield Master
                    Fund - Class A    Fund - Administrator Class          Index
                    ---------------   --------------------------   ------------------
    8/31/2000             9,555                 10,000                    10,000
    9/30/2000             9,443                  9,885                     9,942
   10/31/2000             9,148                  9,578                     9,650
   11/30/2000             8,849                  9,267                     9,348
   12/31/2000             9,032                  9,460                     9,550
    1/31/2001             9,540                  9,995                    10,120
    2/28/2001             9,582                 10,041                    10,280
    3/31/2001             9,468                  9,923                    10,144
    4/30/2001             9,460                  9,917                    10,033
    5/31/2001             9,537                 10,000                    10,226
    6/30/2001             9,414                  9,873                    10,015
    7/31/2001             9,518                  9,984                    10,171
    8/31/2001             9,593                 10,065                    10,269
    9/30/2001             9,002                  9,447                     9,611
   10/31/2001             9,305                  9,767                     9,894
   11/30/2001             9,601                 10,080                    10,215
   12/31/2001             9,573                 10,052                    10,143
    1/31/2002             9,693                 10,181                    10,200
    2/28/2002             9,724                 10,215                    10,101
    3/31/2002             9,881                 10,382                    10,341
    4/30/2002            10,006                 10,516                    10,506
    5/31/2002            10,017                 10,530                    10,449
    6/30/2002             9,749                 10,250                     9,706
    7/31/2002             9,572                 10,067                     9,320
    8/31/2002             9,710                 10,213                     9,553
    9/30/2002             9,594                 10,094                     9,400
   10/31/2002             9,603                 10,104                     9,321
   11/30/2002             9,990                 10,514                     9,879
   12/31/2002            10,060                 10,590                    10,027
    1/31/2003            10,160                 10,698                    10,315
    2/28/2003            10,297                 10,844                    10,448
    3/31/2003            10,574                 11,138                    10,719
    4/30/2003            10,948                 11,535                    11,321
    5/31/2003            10,993                 11,584                    11,443
    6/30/2003            11,268                 11,877                    11,755
    7/31/2003            11,209                 11,818                    11,587
    8/31/2003            11,285                 11,901                    11,739
    9/30/2003            11,529                 12,161                    12,053
   10/31/2003            11,739                 12,386                    12,299
   11/30/2003            11,881                 12,539                    12,468
   12/31/2003            12,132                 12,807                    12,757
    1/31/2004            12,279                 12,966                    12,955
    2/29/2004            12,246                 12,934                    12,951
    3/31/2004            12,322                 13,017                    13,042
    4/30/2004            12,289                 12,986                    12,948
    5/31/2004            12,080                 12,768                    12,741
    6/30/2004            12,264                 12,966                    12,927
    7/31/2004            12,381                 13,092                    13,104
    8/31/2004            12,568                 13,294                    13,341
    9/30/2004            12,717                 13,455                    13,526
   10/31/2004            12,908                 13,661                    13,783
   11/30/2004            13,026                 13,788                    13,923
   12/31/2004            13,181                 13,956                    14,130
    1/31/2005            13,109                 13,883                    14,118
    2/28/2005            13,331                 14,122                    14,317
    3/31/2005            12,954                 13,726                    13,927
    4/30/2005            12,798                 13,564                    13,783
    5/31/2005            12,988                 13,769                    14,036
    6/30/2005            13,177                 13,972                    14,302
    7/31/2005            13,409                 14,222                    14,525
    8/31/2005            13,448                 14,267                    14,578
    9/30/2005            13,329                 14,144                    14,432
   10/31/2005            13,174                 13,983                    14,329
   11/30/2005            13,214                 14,029                    14,397
   12/31/2005            13,297                 14,121                    14,530
    1/31/2006            13,463                 14,301                    14,761
    2/28/2006            13,621                 14,472                    14,855
    3/31/2006            13,619                 14,474                    14,945
    4/30/2006            13,696                 14,559                    15,034
    5/31/2006            13,610                 14,472                    15,022
    6/30/2006            13,563                 14,425                    14,967
    7/31/2006            13,687                 14,560                    15,127
    8/31/2006            13,814                 14,699                    15,373
    9/30/2006            13,983                 14,882                    15,572
   10/31/2006            14,156                 15,070                    15,797
   11/30/2006            14,370                 15,301                    16,047
   12/31/2006            14,503                 15,445                    16,222
    1/31/2007            14,680                 15,637                    16,391
    2/28/2007            14,892                 15,867                    16,619
    3/31/2007            14,938                 15,919                    16,655
    4/30/2007            15,114                 16,109                    16,876
    5/31/2007            15,203                 16,208                    16,994
    6/30/2007            14,975                 15,968                    16,707
    7/31/2007            14,613                 15,586                    16,186
    8/31/2007            14,748                 15,733                    16,365
    9/30/2007            15,107                 16,120                    16,765
   10/31/2007            15,198                 16,220                    16,866
   11/30/2007            14,871                 15,875                    16,524
   12/31/2007            14,917                 15,928                    16,573
    1/31/2008            14,685                 15,683                    16,351
    2/29/2008            14,446                 15,431                    16,161
    3/31/2008            14,402                 15,388                    16,079
    4/30/2008            14,975                 16,003                    16,747
    5/31/2008            15,076                 16,115                    16,816
    6/30/2008            14,741                 15,760                    16,368
    7/31/2008            14,404                 15,403                    16,109
    8/31/2008            14,359                 15,358                    16,162
    9/30/2008            13,276                 14,203                    14,817
   10/31/2008            11,500                 12,305                    12,409
   11/30/2008            10,302                 11,026                    11,367
   12/31/2008            11,014                 11,791                    12,229
    1/31/2009            11,689                 12,515                    12,880
    2/28/2009            11,327                 12,131                    12,449
    3/31/2009            11,594                 12,419                    12,872
    4/30/2009            12,654                 13,557                    14,323
    5/31/2009            13,471                 14,435                    15,320
    6/30/2009            13,973                 14,976                    15,774
    7/31/2009            14,802                 15,868                    16,721
    8/31/2009            15,092                 16,182                    17,062
    9/30/2009            15,815                 16,960                    18,058
   10/31/2009            16,159                 17,333                    18,371
   11/30/2009            16,275                 17,461                    18,555
   12/31/2009            16,787                 18,014                    19,111
    1/31/2010            17,019                 18,267                    19,402
    2/28/2010            17,071                 18,326                    19,431
    3/31/2010            17,536                 18,830                    20,038
    4/30/2010            18,003                 19,335                    20,473
    5/31/2010            17,430                 18,724                    19,769
    6/30/2010            17,606                 18,917                    20,035
    7/31/2010            18,136                 19,490                    20,728
    8/31/2010            18,181                 19,542                    20,777

----------
(1.) The BofA Merrill Lynch High Yield Master Index is a market capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index.

(2.) The chart compares the performance of the WELLS FARGO ADVANTAGE HIGH YIELD
     BOND FUND Class A and Administrator Class shares for the most recent ten years with the BofA Merrill Lynch High Yield Master Index. The chart assumes a hypothetical investment of $10,000 in Class A and Administrator Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%.

                      Wells Fargo Advantage Income Funds 23


Performance Highlights (Unaudited)

                          WELLS FARGO ADVANTAGE HIGH YIELD BOND FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

- The Fund's Administrator Class returned 1.07% for the 4-month period that ended August 31, 2010. During the same period, the BofA Merrill Lynch High Yield Master Index returned 1.48%.

- The Fund had a shorter duration than its benchmark which detracted from Performance.

- We believe higher-quality high-yield bonds and bank loans will outperform lower-quality high-yield bonds during the recovery cycle. The portfolio has been positioned to reflect this outlook.

THE SHORTER DURATION OF THE PORTFOLIO DETRACTED FROM PERFORMANCE, AS INTEREST-RATE-SENSITIVE AND LONGER-DURATION BONDS OUTPERFORMED IN AN ENVIRONMENT OF FALLING TREASURY YIELDS.

Also, the portfolio's underweight of BB-rated(4) credits restrained relative performance. From an individual security perspective, the Fund's positioning in TXU Energy and Kansas City Southern contributed to positive performance while an overweight to Fairpoint Communications and underweights to Ford and Ford
Motor Credit detracted from relative performance.

CREDIT QUALITY(3)
(AS OF AUGUST 31, 2010)

                                   (PIE CHART)

Cash & Equivalents      (4.25%)
A/A                     (0.75%)
BBB/Baa                 (6.09%)
BB/Ba                  (28.08%)
B/B                    (40.56%)
CCC/Caa                (13.18%)
CC/Ca                   (0.13%)
C/Ca                    (0.17%)
Unrated                 (6.79%)

WE BELIEVE HIGHER-QUALITY SECURITIES BEST PROTECT THE PORTFOLIO FROM WHAT WE DEEM TO BE THE TWO LARGEST RISKS AFFECTING MARKETS OVER THE NEXT SEVERAL YEARS. Higher-than-historical-average spreads over U.S. Treasuries in BB-rated and B-rated bonds (in other words, the extra interest received for owning these high-yield bonds and loans versus "risk-free" Treasuries) give investors some protection against falling Treasury bond prices and rising rates generally. Meanwhile, positioning the portfolio to underweight the lower-quality CCC-rated and distressed bonds sectors we feel provides protection against a double-dip recession and weaker corporate earnings. The loans being added to the portfolio similarly provide the same protections, since they typically have floating rates, and therefore protect against rising rates. They are secured and as such are usually first in line to be paid back if a corporate issuer goes bankrupt. Our view is that Fed

----------
(3.) The ratings indicated are from Standard & Poor's, Fitch, and/or Moody's
     Investors Service. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized and if rated by one of the agencies that rating was utilized. Credit quality is calculated based on the total investments of the Fund. It is subject to change and may have changed since the date specified.

                      24 Wells Fargo Advantage Income Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE HIGH YIELD BOND FUND (CONTINUED)

policy is highly likely to remain accommodative and likely to ensure that short-term rates remain low for a prolonged period of time, as the economic outlook has become far more uncertain.

The effect of the European sovereign debt crisis, fiscal tightening at state and local government levels, a weak labor market, and renewed weakness in housing are all key forces raising risk to an economy struggling to wean itself from government support to one underpinned by sustainable demand. The concern about global growth and euro-denominated debt has pushed significant amounts of global assets into the "safe haven" of U.S. Treasuries. Not long ago, one of the most commonly raised concerns was about the Fed's "exit strategy." Currently, the Fed has benefited from Europe's problems, as Treasury rates have been pushed to extremely low levels despite the structural problems and debt issues facing the United States. However, while the Fed may be benefiting, it's unlikely that it is happy with the cause and cost. A scenario of slower global growth (and potentially worse in Europe) and a rising U.S. dollar puts tremendous pressure on the nascent U.S. economic recovery. The Treasury ultimately needs tax receipts to help pay down the burgeoning debt. From a high-yield perspective, the asset class does not require robust growth to perform well. Although U.S. Gross Domestic Product growth expectations have been reduced, the figures still remain within a range that is supportive of high-yield credits, as long as the capital markets remain functioning and refinancing costs remain low to reasonable. While a scenario of Fed-induced liquidity may favor lower-rated credits, we do not favor the risk/reward of many of the stressed, distressed, and CCC-rated credits and, based on current prices, are therefore positioning holdings in more conservative issues.

----------
(4.) The ratings indicated are from Standard & Poor's, Moody's Investors
     Service, and/or Fitch Ratings Ltd. Credit Quality Ratings: Credit quality ratings apply to underlying holdings of the Fund and not the Fund itself. Standard and Poor's rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Moody's rates the creditworthiness of bonds, ranging from Aaa (highest) to CC (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest).

                      Wells Fargo Advantage Income Funds 25


Performance Highlights (Unaudited)

                          WELLS FARGO ADVANTAGE HIGH YIELD BOND FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(5) (%) (AS OF AUGUST 31, 2010)

                                                                                                           Expense
                                     Including Sales Charge              Excluding Sales Charge           Ratios(6)
                    Inception  ----------------------------------  ----------------------------------  --------------
                      Date     6 Months*  1 Year  5 Year  10 Year  6 Months*  1 Year  5 Year  10 Year  Gross   Net(7)
                   ----------  ---------  ------  ------  -------  ---------  ------  ------  -------  -----   ------
Class A (EKHAX)    01/20/1998     1.73     15.03   5.25     6.16      6.51     20.47   6.22     6.64   1.13%    1.12%
Class B (EKHBX)**  09/11/1935     1.11     14.58   5.15     6.11      6.11     19.58   5.44     6.11   1.88%    1.87%
Class C (EKHCX)    01/21/1998     5.11     18.58   5.44     5.87      6.11     19.58   5.44     5.87   1.88%    1.87%
Administrator
   Class (EKHYX)   04/14/1998                                         6.64     20.77   6.49     6.93   1.07%    0.89%
BofA Merrill Lynch High Yield Master Index(1)                         6.93     21.77   7.34     7.59

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUND'S WEB SITE - www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. High yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. Loans are subject to risks similar to those associated with other below investment grade bond investments, such as credit risk (e.g. risk of issuer default), below investment grade bond risk (e.g. risk of greater volatility in value) and risk that the loan may become illiquid or difficult to price. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to active trading risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(5.) Historical performance shown for all classes of the Fund prior to July 12, 2010 is based on the performance of the fund's predecessor, Evergreen High Income Fund.

(6.) Reflects the expense ratios as stated in the July 12, 2010 prospectus.

(7.) Effective July 12, 2010, the investment adviser has contractually committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to maintain the contractual expense ratio at 1.03% for Class A shares, 1.78% for Class B and C shares and 0.80% for Administrator Class shares, excluding acquired fund fees and certain other expenses. Without these waivers and/or reimbursements, the Fund's returns would have been lower.

                      26 Wells Fargo Advantage Income Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE INCOME PLUS FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE INCOME PLUS FUND (the Fund) seeks total return, consisting of income and capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Michael J. Bray, CFA
D. James Newton II, CFA, CPA
Thomas M. Price, CFA
Janet S. Rilling, CFA, CPA

FUND INCEPTION

July 13, 1998

PERFORMANCE SUMMARY
3-MONTH TOTAL RETURN AS OF AUGUST 31, 2010

                                                3 Months
                                                --------
Investor Class                                    4.52%
Barclays Capital U.S. Universal Bond Index(1)     4.15%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUND'S WEB SITE - www.wellsfargo.com/advantagefunds.

INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. NET AND GROSS EXPENSE RATIOS FOR INVESTOR CLASS ARE 0.95% AND 0.96%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH JULY 11, 2013 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE CONTRACTUAL EXPENSE RATIO AT 0.93%, EXCLUDING ACQUIRED FUND FEES AND CERTAIN OTHER EXPENSES. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

GROWTH OF $10,000 INVESTMENT(2)
(AS OF AUGUST 31, 2010)

                              (PERFORMANCE GRAPH)

                    Wells Fargo           Wells Fargo              Barclays
                     Advantage             Advantage             Capital U.S.
                    Income Plus            Income Plus          Universal Bond
                   Fund - Class A     Fund - Investor Class         Index
                   --------------     ---------------------     --------------
  8/31/2000            9,549                  10,000                  10,000
  9/30/2000            9,573                  10,025                  10,051
 10/31/2000            9,469                   9,916                  10,091
 11/30/2000            9,522                   9,972                  10,227
 12/31/2000            9,724                  10,183                  10,423
  1/31/2001            9,984                  10,456                  10,627
  2/28/2001           10,067                  10,542                  10,716
  3/31/2001           10,054                  10,528                  10,752
  4/30/2001           10,022                  10,495                  10,704
  5/31/2001           10,093                  10,570                  10,781
  6/30/2001           10,098                  10,575                  10,812
  7/31/2001           10,284                  10,770                  11,024
  8/31/2001           10,405                  10,896                  11,162
  9/30/2001           10,315                  10,802                  11,243
 10/31/2001           10,591                  11,091                  11,468
 11/30/2001           10,567                  11,066                  11,334
 12/31/2001           10,479                  10,974                  11,267
  1/31/2002           10,538                  11,035                  11,361
  2/28/2002           10,557                  11,055                  11,468
  3/31/2002           10,512                  11,009                  11,302
  4/30/2002           10,663                  11,166                  11,517
  5/31/2002           10,747                  11,255                  11,604
  6/30/2002           10,680                  11,185                  11,646
  7/31/2002           10,624                  11,126                  11,745
  8/31/2002           10,822                  11,333                  11,961
  9/30/2002           10,938                  11,455                  12,133
 10/31/2002           10,886                  11,401                  12,091
 11/30/2002           11,060                  11,582                  12,124
 12/31/2002           11,247                  11,778                  12,375
  1/31/2003           11,309                  11,843                  12,409
  2/28/2003           11,470                  12,011                  12,585
  3/31/2003           11,541                  12,086                  12,597
  4/30/2003           11,771                  12,327                  12,746
  5/31/2003           11,987                  12,553                  12,989
  6/30/2003           12,021                  12,589                  12,986
  7/31/2003           11,691                  12,243                  12,568
  8/31/2003           11,762                  12,317                  12,658
  9/30/2003           12,015                  12,582                  12,996
 10/31/2003           11,997                  12,564                  12,903
 11/30/2003           12,030                  12,598                  12,948
 12/31/2003           12,193                  12,769                  13,095
  1/31/2004           12,280                  12,860                  13,208
  2/29/2004           12,387                  12,972                  13,338
  3/31/2004           12,487                  13,076                  13,445
  4/30/2004           12,295                  12,875                  13,101
  5/31/2004           12,159                  12,733                  13,034
  6/30/2004           12,242                  12,820                  13,117
  7/31/2004           12,365                  12,948                  13,256
  8/31/2004           12,581                  13,175                  13,519
  9/30/2004           12,664                  13,262                  13,572
 10/31/2004           12,806                  13,410                  13,696
 11/30/2004           12,822                  13,428                  13,611
 12/31/2004           12,992                  13,605                  13,746
  1/31/2005           13,023                  13,638                  13,825
  2/28/2005           13,025                  13,640                  13,768
  3/31/2005           12,879                  13,487                  13,668
  4/30/2005           12,928                  13,539                  13,834
  5/31/2005           13,042                  13,658                  13,995
  6/30/2005           13,108                  13,727                  14,091
  7/31/2005           13,061                  13,678                  13,990
  8/31/2005           13,191                  13,814                  14,161
  9/30/2005           13,049                  13,665                  14,029
 10/31/2005           12,971                  13,584                  13,917
 11/30/2005           13,062                  13,679                  13,984
 12/31/2005           13,175                  13,797                  14,119
  1/31/2006           13,207                  13,830                  14,139
  2/28/2006           13,255                  13,881                  14,196
  3/31/2006           13,196                  13,819                  14,070
  4/30/2006           13,188                  13,810                  14,053
  5/31/2006           13,168                  13,790                  14,032
  6/30/2006           13,168                  13,790                  14,054
  7/31/2006           13,295                  13,923                  14,248
  8/31/2006           13,495                  14,133                  14,470
  9/30/2006           13,621                  14,265                  14,602
 10/31/2006           13,721                  14,369                  14,709
 11/30/2006           13,877                  14,532                  14,885
 12/31/2006           13,876                  14,531                  14,821
  1/31/2007           13,909                  14,566                  14,825
  2/28/2007           14,111                  14,777                  15,053
  3/31/2007           14,106                  14,772                  15,058
  4/30/2007           14,187                  14,857                  15,147
  5/31/2007           14,096                  14,762                  15,048
  6/30/2007           14,034                  14,697                  14,984
  7/31/2007           14,117                  14,784                  15,059
  8/31/2007           14,296                  14,971                  15,238
  9/30/2007           14,392                  15,072                  15,375
 10/31/2007           14,508                  15,193                  15,514
 11/30/2007           14,715                  15,410                  15,739
 12/31/2007           14,742                  15,438                  15,785
  1/31/2008           14,929                  15,634                  16,014
  2/29/2008           14,974                  15,681                  16,013
  3/31/2008           14,984                  15,691                  16,047
  4/30/2008           14,975                  15,682                  16,063
  5/31/2008           14,854                  15,555                  15,963
  6/30/2008           14,799                  15,498                  15,917
  7/31/2008           14,733                  15,430                  15,892
  8/31/2008           14,890                  15,595                  16,033
  9/30/2008           14,690                  15,385                  15,732
 10/31/2008           14,226                  14,899                  15,167
 11/30/2008           14,469                  15,152                  15,566
 12/31/2008           15,079                  15,791                  16,160
  1/31/2009           15,087                  15,799                  16,069
  2/28/2009           15,030                  15,723                  15,983
  3/31/2009           15,265                  15,983                  16,224
  4/30/2009           15,450                  16,176                  16,391
  5/31/2009           15,674                  16,410                  16,575
  6/30/2009           15,810                  16,552                  16,701
  7/31/2009           16,178                  16,937                  17,017
  8/31/2009           16,412                  17,197                  17,215
  9/30/2009           16,684                  17,465                  17,449
 10/31/2009           16,811                  17,597                  17,550
 11/30/2009           17,024                  17,819                  17,772
 12/31/2009           16,869                  17,657                  17,551
  1/31/2010           17,145                  17,945                  17,817
  2/28/2010           17,217                  18,020                  17,885
  3/31/2010           17,266                  18,086                  17,909
  4/30/2010           17,475                  18,288                  18,107
  5/31/2010           17,514                  18,344                  18,189
  6/30/2010           17,830                  18,658                  18,471
  7/31/2010           18,068                  18,907                  18,710
  8/31/2010           18,323                  19,173                  18,945

----------
(1.) The Barclays Capital U.S. Universal Bond Index is an unmanaged market value-weighted performance benchmark for the U.S. dollar denominated bond market, which includes investment-grade, high yield, and emerging market debt securities with maturities of one year or more. You cannot invest directly in an index.

(2.) The chart compares the performance of the WELLS FARGO ADVANTAGE INCOME PLUS
     FUND Class A and Investor Class shares for the most recent ten years with the Barclays Capital U.S. Universal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Investor Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%.

                      Wells Fargo Advantage Income Funds 27


Performance Highlights (Unaudited)

                              WELLS FARGO ADVANTAGE INCOME PLUS FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

- The Fund's Investor Class returned 4.52% for the 3-month period that ended August 31, 2010. During the same period, the Barclays Capital U.S. Universal Bond Index returned 4.15%. The Fund outperformed its benchmark, due to its allocation to high-yield corporate securities and its overweight position in commercial mortgage-backed securities (CMBS).

- Our repositioning of holdings in the financials sector was a modest drag on performance during the period.

- In light of the sluggish economic recovery, we reduced exposure to the financials sector and high-yield corporate bonds.

THE RECOVERY SLOWS DOWN.

Over the recent period that ended August 31, 2010, the U.S. economy showed signs of a worrisome deceleration in economic activity. The recovery that began approximately a year ago has been sustained in large part by temporary government stimulus measures, such as the incentive to purchase cars ("Cash for Clunkers") and the first-time home buyer's credit. While both programs produced short-lived spikes in sales activity, neither has generated momentum beyond its expiration date. Indeed, demand in both auto and housing was apparently "pulled forward" to take advantage of the incentives. While auto sales have now seemingly stabilized at a level modestly above the pre-incentive pace, housing activity has declined to new lows by many measures.

In addition to incentive-driven consumer activity, a positive impulse from corporate inventory investment was a major factor in the Gross Domestic Product
(GDP) growth experienced in the past 12 months, accounting for more than half of total output gains. With final demand still sluggish, inventory effects began to dissipate in the second quarter of 2010 and are unlikely to be a consistent component of growth going forward.

Employment conditions have also slipped over the past three months. Non-farm payrolls added an average of about 200,000 net jobs per month in the first five months of 2010. For the June through August period, in contrast, non-farm payrolls declined by an average of 94,000 per month. Government employment certainly distorted these figures as temporary Census jobs were added in the spring only to disappear in the summer months. Even with the government sector excluded, however, the job situation has weakened a bit, as seen in both a deceleration of private-payroll growth and an upturn in new claims for unemployment insurance. Initial claims in August, for example, averaged 485,000 per week--the highest filing rate so far in 2010.

The slowdown in a recovery that was never particularly robust raised fears of a "double-dip" recession. The possibility of a drawn-out period of lethargy--something

                      28 Wells Fargo Advantage Income Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE INCOME PLUS FUND (CONTINUED)

approaching the "lost decade" in Japan--has also troubled investors in recent months. Both concerns have been expressed in a substantial drop in interest rates. The yield on the U.S. Treasury's 10-year benchmark fell to 2.47% at the end of August compared with 3.29% at the end of May. Only during the financial panic of late 2008 have 10-year yields been lower.

PORTFOLIO ALLOCATION(3)
(AS OF AUGUST 31, 2010)

                                   (PIE CHART)

Agency Securities                     (26%)
U.S. Treasury Securities              (19%)
Asset-Backed Securities                (1%)
Cash Equivalents                      (21%)
Collateralized Mortgage Obligations    (8%)
Corporate Bonds & Notes               (20%)
Yankee Corporate Bonds & Notes         (5%)

PORTFOLIO RISK WAS MODESTLY REDUCED, REFLECTING THE UNCERTAIN ECONOMIC CLIMATE.

The Fund's interest-rate positioning was largely similar to that of the index throughout the period. In the latter part of the period, the Fund benefited from an overweight position in longer-dated securities and an underweight position in shorter-maturity bonds as the yield curve flattened. At the beginning of the period, we decreased our weighting to high-yield corporate bonds due to concerns about the pace of economic recovery, as well as the increasing regulatory and political uncertainty. We also decreased our holdings in the financials sector while adding to the technology, communications, and tobacco industries. Our modest overweight of CMBS holdings added to performance, while a move to underweight agency mortgage securities resulted in a modest drag on performance.

THE RECOVERY WILL BE TEPID, BUT PROBABLY NOT A DOUBLE-DIP RECESSION.

Looking forward, a slow recovery remains our base-case scenario. The U.S. economy still suffers from the after-effects of the burst housing bubble. Consumers spooked by persistently high unemployment rates have steadily trimmed their personal debts. This newfound thrift bodes well for long-run growth and stability, but the transition from credit binge to sobriety necessitates a slower-than-normal rate of consumption growth.

While widespread economic weakness in recent months has reinforced our tepid recovery forecast, we have yet to see sufficient evidence to indicate a relapse into contraction. "Double-dip" recessions are rare, and temporary slowdowns are quite common. Should key variables such as employment, income, and consumption weaken further, the threat of a double-dip recession or a Japan-style stagnation will have to be reassessed.

An environment of modest growth, low inflation, and a highly accommodative monetary policy should be generally supportive of the strategies currently in place in the Fund. We intend to continue monitoring the progress of the U.S. economy, as well as the global economic climate, and adjust the Fund's holdings accordingly.

----------
(3.) Portfolio allocation is subject to change and is calculated based on the total investments of the Fund.

                      Wells Fargo Advantage Income Funds 29


Performance Highlights (Unaudited)

                              WELLS FARGO ADVANTAGE INCOME PLUS FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(4) (%) (AS OF AUGUST 31, 2010)

                                                                                                           Expense
                                     Including Sales Charge              Excluding Sales Charge           Ratios(5)
                    Inception  ----------------------------------  ----------------------------------  --------------
                      Date     6 Months*  1 Year  5 Year  10 Year  6 Months*  1 Year  5 Year  10 Year  Gross   Net(6)
                   ----------  ---------  ------  ------  -------  ---------  ------  ------  -------  -----   ------
Class A (STYAX)    07/13/1998    1.66      6.60    5.81     6.24      6.43      11.64  6.79     6.73   0.93%    0.92%
Class B (STYBX)**  07/13/1998    0.99      5.74    5.67     6.18      5.99      10.74  5.99     6.18   1.68%    1.67%
Class C (WFIPX)    07/13/1998    5.12      9.82    6.01     5.94      6.12      10.82  6.01     5.94   1.68%    1.67%
Administrator
   Class (WIPDX)   07/30/2010                                         6.51      11.82  6.78     6.65   0.87%    0.77%
Institutional
   Class (WIPIX)   07/18/2008                                         6.59      11.97  6.93     6.80   0.60%    0.60%
Investor Class
   (WIPNX)         07/18/2008                                         6.40      11.50  6.78     6.73   0.96%    0.95%
Barclays Capital U.S. Universal Bond Index(1)                         5.93      10.04  5.99     6.60

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUND'S WEB SITE - www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk, high-yield securities risk, and mortgage- and asset-backed securities risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(4.) Performance shown for the Administrator Class shares prior to its inception reflects the performance of the Institutional Class shares, and has been adjusted to include the higher expenses applicable to the Administrator Class shares. Performance shown for the Institutional Class shares prior to its inception reflects the performance of the Class A shares, and includes the higher expenses applicable to the Class A shares. If these expenses had not been included, returns would be higher. Performance shown for the Investor Class shares prior to its inception reflects the performance of the Class A shares, adjusted to include the higher expenses applicable to the Investor Class shares.

(5.) Reflects the expense ratios as stated in the October 1, 2010 prospectus.

(6.) Effective July 12, 2010, the investment adviser has contractually committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to maintain the contractual expense ratio at 0.90% for Class A shares, 1.65% for Class B and C shares, 0.75% for Administrator Class shares, 0.61% for Institutional Class shares and 0.93% for Investor Class shares, excluding acquired fund fees and certain other expenses. For the most recent fiscal year ending May 31, 2010, the Institutional Class shares operated below the contractual expense cap. Without these waivers and/or reimbursements, the Fund's returns would have been lower.

                      30 Wells Fargo Advantage Income Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND (the Fund) seeks to provide current income consistent with capital preservation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Thomas O'Connor, CFA
Troy Ludgood

FUND INCEPTION

December 18, 1992

PERFORMANCE SUMMARY
3-MONTH TOTAL RETURN AS OF AUGUST 31, 2010
(EXCLUDING SALES CHARGES)

                                            3 Months
                                            --------
Class A                                       1.23%
Barclays Capital 1-3 Year U.S. Government
   Bond Index(1)                              0.94%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUND'S WEB SITE - www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 3.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. NET AND GROSS EXPENSE RATIOS FOR CLASS A ARE 0.84% AND 0.90%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH SEPTEMBER 30, 2011 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE CONTRACTUAL EXPENSE RATIO AT 0.83%, EXCLUDING ACQUIRED FUND FEES AND CERTAIN OTHER EXPENSES. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

GROWTH OF $10,000 INVESTMENT(2)
(AS OF MAY 31, 2010)

                              (PERFORMANCE GRAPH)

                   Wells Fargo            Wells Fargo
                    Advantage              Advantage                Barclays
                 Short Duration          Short Duration         Capital 1-3 Year
                 Government Bond        Government Bond         U.S. Government
                 Fund - Class A    Fund - Administrator Class      Bond Index
                 ---------------   --------------------------   ----------------
  8/31/2000           9,700                    10,000                  10,000
  9/30/2000           9,786                    10,000                  10,078
 10/31/2000           9,833                    10,000                  10,133
 11/30/2000           9,929                    10,000                  10,231
 12/31/2000          10,045                    10,000                  10,357
  1/31/2001          10,161                    10,000                  10,494
  2/28/2001          10,224                    10,000                  10,561
  3/31/2001          10,299                    10,000                  10,647
  4/30/2001          10,332                    10,000                  10,677
  5/31/2001          10,387                    10,000                  10,736
  6/30/2001          10,421                    10,000                  10,775
  7/31/2001          10,537                    10,000                  10,901
  8/31/2001          10,602                    10,956                  10,970
  9/30/2001          10,769                    10,956                  11,154
 10/31/2001          10,883                    10,956                  11,265
 11/30/2001          10,819                    10,956                  11,234
 12/31/2001          10,804                    10,956                  11,240
  1/31/2002          10,854                    10,956                  11,267
  2/28/2002          10,915                    10,956                  11,324
  3/31/2002          10,840                    10,956                  11,243
  4/30/2002          10,964                    10,956                  11,379
  5/31/2002          11,011                    10,956                  11,424
  6/30/2002          11,093                    10,956                  11,526
  7/31/2002          11,224                    10,956                  11,665
  8/31/2002          11,269                    11,674                  11,712
  9/30/2002          11,377                    11,674                  11,807
 10/31/2002          11,388                    11,674                  11,836
 11/30/2002          11,345                    11,674                  11,802
 12/31/2002          11,451                    11,674                  11,916
  1/31/2003          11,468                    11,674                  11,918
  2/28/2003          11,542                    11,674                  11,972
  3/31/2003          11,551                    11,674                  11,996
  4/30/2003          11,572                    11,674                  12,020
  5/31/2003          11,622                    11,674                  12,069
  6/30/2003          11,613                    11,674                  12,088
  7/31/2003          11,472                    11,674                  12,010
  8/31/2003          11,521                    11,969                  12,016
  9/30/2003          11,648                    11,969                  12,137
 10/31/2003          11,608                    11,969                  12,088
 11/30/2003          11,594                    11,969                  12,085
 12/31/2003          11,671                    11,969                  12,156
  1/31/2004          11,711                    11,969                  12,185
  2/29/2004          11,765                    11,969                  12,249
  3/31/2004          11,819                    11,969                  12,289
  4/30/2004          11,686                    11,969                  12,164
  5/31/2004          11,670                    11,969                  12,150
  6/30/2004          11,664                    11,969                  12,150
  7/31/2004          11,729                    11,969                  12,199
  8/31/2004          11,815                    12,311                  12,289
  9/30/2004          11,809                    12,311                  12,279
 10/31/2004          11,849                    12,311                  12,320
 11/30/2004          11,784                    12,311                  12,260
 12/31/2004          11,807                    12,311                  12,286
  1/31/2005          11,802                    12,311                  12,284
  2/28/2005          11,785                    12,311                  12,258
  3/31/2005          11,768                    12,311                  12,255
  4/30/2005          11,823                    12,311                  12,327
  5/31/2005          11,879                    12,311                  12,378
  6/30/2005          11,899                    12,311                  12,401
  7/31/2005          11,860                    12,311                  12,366
  8/31/2005          11,928                    12,472                  12,445
  9/30/2005          11,901                    12,472                  12,413
 10/31/2005          11,888                    12,472                  12,410
 11/30/2005          11,923                    12,472                  12,449
 12/31/2005          11,958                    12,472                  12,499
  1/31/2006          11,982                    12,472                  12,522
  2/28/2006          11,994                    12,472                  12,535
  3/31/2006          12,007                    12,472                  12,551
  4/30/2006          12,045                    12,472                  12,592
  5/31/2006          12,059                    12,472                  12,609
  6/30/2006          12,074                    12,472                  12,633
  7/31/2006          12,151                    12,472                  12,728
  8/31/2006          12,231                    12,821                  12,821
  9/30/2006          12,297                    12,821                  12,888
 10/31/2006          12,354                    12,821                  12,941
 11/30/2006          12,411                    12,821                  13,009
 12/31/2006          12,419                    12,821                  13,014
  1/31/2007          12,451                    12,821                  13,043
  2/28/2007          12,544                    12,821                  13,145
  3/31/2007          12,589                    12,821                  13,196
  4/30/2007          12,633                    12,821                  13,244
  5/31/2007          12,624                    12,821                  13,236
  6/30/2007          12,669                    12,821                  13,292
  7/31/2007          12,739                    12,821                  13,402
  8/31/2007          12,849                    13,488                  13,527
  9/30/2007          12,922                    13,488                  13,625
 10/31/2007          12,969                    13,488                  13,682
 11/30/2007          13,080                    13,488                  13,895
 12/31/2007          13,139                    13,488                  13,938
  1/31/2008          13,343                    13,488                  14,176
  2/29/2008          13,415                    13,488                  14,310
  3/31/2008          13,433                    13,488                  14,353
  4/30/2008          13,371                    13,488                  14,246
  5/31/2008          13,376                    13,488                  14,198
  6/30/2008          13,429                    13,488                  14,233
  7/31/2008          13,442                    13,488                  14,285
  8/31/2008          13,498                    14,205                  14,346
  9/30/2008          13,502                    14,205                  14,428
 10/31/2008          13,440                    14,205                  14,538
 11/30/2008          13,488                    14,205                  14,712
 12/31/2008          13,657                    14,205                  14,867
  1/31/2009          13,855                    14,205                  14,830
  2/28/2009          13,929                    14,205                  14,836
  3/31/2009          14,141                    14,205                  14,915
  4/30/2009          14,244                    14,205                  14,918
  5/31/2009          14,318                    14,205                  14,957
  6/30/2009          14,373                    14,205                  14,936
  7/31/2009          14,408                    14,205                  14,967
  8/31/2009          14,541                    15,340                  15,023
  9/30/2009          14,613                    15,340                  15,064
 10/31/2009          14,672                    15,340                  15,097
 11/30/2009          14,728                    15,340                  15,184
 12/31/2009          14,603                    15,340                  15,077
  1/31/2010          14,721                    15,340                  15,186
  2/28/2010          14,742                    15,340                  15,219
  3/31/2010          14,778                    15,340                  15,185
  4/30/2010          14,813                    15,340                  15,225
  5/31/2010          14,870                    15,340                  15,288
  6/30/2010          14,941                    15,340                  15,362
  7/31/2010          15,000                    15,340                  15,403
  8/31/2010          15,053                    15,919                  15,431

----------
(1.) The Barclays Capital 1-3 Year U.S. Government Bond Index is the 1-3 Year component of the Barclays Capital U.S. Government Bond Index and is composed of all publicly issued, non-convertible domestic debt of the U.S. Government and its agencies. The Barclays Capital 1-3 Year U.S. Government Bond Index also includes corporate debt guaranteed by the U.S. Government. Only notes and bonds with a minimum maturity of one year up to a maximum maturity of 2.9 years are included. You cannot invest directly in an index.

(2.) The chart compares the performance of the WELLS FARGO ADVANTAGE SHORT
     DURATION GOVERNMENT BOND FUND Class A and Administrator Class shares for the most recent ten years with the Barclays Capital 1-3 Year U.S. Government Bond Index. The chart assumes a hypothetical $10,000 investment in Class A shares and Administrator Class shares, reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 3.00%.

                      Wells Fargo Advantage Income Funds 31


Performance Highlights (Unaudited)

           WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

- The Fund's Class A returned 1.23% for the 3-month period that ended August 31, 2010. During the same period, the Barclays Capital 1-3 Year U.S. Government Bond Index returned 0.94%. Outperformance for the period was driven by sector overweights in asset-backed securities (ABS), commercial mortgage-backed securities (CMBS), and mortgage-backed securities (MBS).

- Individual security selections in structured products contributed to relative performance.

- Bond market liquidity improved as falling Treasury yields drove investors into other areas of the fixed-income markets in search of higher-yielding alternatives.

THE THREE-MONTH PERIOD WAS MARKED BY SLOWER GROWTH AND INVESTOR CAUTION OVER UNCERTAIN ECONOMIC CONDITIONS.

The latest reports on jobless claims, retail sales, consumer spending, mortgage applications, and durable goods orders pointed to slower Gross Domestic Product
(GDP) growth. Revised data indicate that the economy expanded at a 1.6% annual rate in the second quarter, lower than the initially reported 2.4%. The plunge in existing home sales--the slowest since records began--exacerbated the recent deterioration in macroeconomic data. The July employment report was also weak, showing a reversal of the prior improving trend.

While recent economic data pointed to a decelerating economy, consumer confidence held up well, and credit conditions appeared to be easing. Increased bond issuance, a more dovish loan officer survey, and lower credit card charge-offs offered a ray of hope for future growth. Additionally, the reach for yield remained the theme in fund flows, despite bouts of volatility in the markets. Investors sought shelter in safe-haven assets as the 10-year Treasury yield fell to the lowest level in 17 months and 2-year yields fell to historic lows. Flows were positive across investment-grade, high-yield, and emerging markets bond funds, while equities continued to experience outflows.

OVERWEIGHTS IN STRUCTURED PRODUCT SECTORS ADDED TO PERFORMANCE.

Throughout the period, we maintained portfolio overweights to MBS, ABS, and CMBS, while maintaining underweights to both agency debt and U.S. Treasuries compared with the Fund's benchmark. We also maintained an overweight to five-year duration securities and an underweight to two-year duration securities versus the benchmark, as part of our strategy for managing interest-rate risk. These positions all contributed to performance throughout the period, as agency MBS, ABS, and CMBS all outperformed.

                      32 Wells Fargo Advantage Income Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND (CONTINUED)

In structured products, we recently added five-year CMBS in the new-issue market on swap against five-year agency CMBS. We also added Ally Bank five-year maturity new issues, which were priced at attractive levels relative to their existing bonds in the secondary market.

MARKET UNCERTAINTIES MAY BRING MORE OPPORTUNITIES FOR INVESTOR VALUE.

The Federal Reserve's announcement that it will resume purchases of Treasuries using proceeds of mortgage redemptions resulted in another policy-related shock to the markets. While anticipation of the policy move began to build in July--and the action will prevent a reduction of monetary aggregates in future quarters--the resulting market dislocation was sharp, particularly affecting Treasuries, agency MBS, and equities.

PORTFOLIO ALLOCATION(3)
(AS OF AUGUST 31, 2010)

                                   (PIE CHART)

Cash Equivalents                      (16%)
Agency Securities                     (44%)
Asset-Backed Securities                (7%)
Collateralized Mortgage Obligations   (16%)
U.S. Treasury Securities              (17%)

Recent market moves imply a higher risk of deflation or a double-dip recession. Despite this, company surveys in both the United States and international markets suggest that moderate economic expansion remains on track, with both consumer and commercial spending firming in August. Private payrolls in the United States have also expanded at a moderate rate for eight consecutive months, accompanied by gradual improvements in hours worked and hourly earnings. We continue to monitor volatility in the employment figures, as well as the ongoing economic uncertainty.

In general, we believe that recent market moves, coupled with stabilization in the economy after the recent soft patch, create a more favorable outlook for riskier assets. Given our bottom-up process, we expect to find more opportunities in the markets and are more positive on the outlook for agency MBS. In mortgages, yields appear more attractive, and an uptick in volatility and trading volumes has provided additional relative-value trading opportunities in specified pools. Across the portfolio, we expect security selection to be the primary driver of performance through year-end and look to capture a broader array of bottom-up opportunities.

----------
(3.) Portfolio allocation is subject to change and is calculated based on the total investments of the Fund.

                      Wells Fargo Advantage Income Funds 33


Performance Highlights (Unaudited)

           WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(4) (%) (AS OF AUGUST 31, 2010)

                                                                                                           Expense
                                     Including Sales Charge              Excluding Sales Charge           Ratios(5)
                    Inception  ----------------------------------  ----------------------------------  --------------
                      Date     6 Months*  1 Year  5 Year  10 Year  6 Months*  1 Year  5 Year  10 Year  Gross   Net(6)
                   ----------  ---------  ------  ------  -------  ---------  ------  ------  -------  -----   ------
Class A (MSDAX)    03/11/1996    (0.95)    0.41    4.13     4.17      2.11     3.52    4.76     4.49   0.90%    0.84%
Class B (MSDBX)**  05/31/2002    (1.28)   (0.25)   4.14     4.25      1.72     2.75    4.14     4.25   1.65%    1.59%
Class C (MSDCX)    05/31/2002     0.63     1.64    3.96     3.78      1.63     2.64    3.96     3.78   1.65%    1.59%
Administrator
   Class (MNSGX)   12/18/1992                                         2.14     3.78    5.00     4.76   0.84%    0.61%
Institutional
   Class (WSGIX)   04/08/2005                                         2.23     3.86    5.19     4.86   0.57%    0.43%
Barclays Capital 1-3 Year U.S. Government Bond Index(1)               1.40     2.71    4.39     4.43

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUND'S WEB SITE - www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 3.00%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 3.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS AND INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Securities issued by U.S. Government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. Active trading results in increased turnover and trading expenses and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to mortgage- and asset-backed securities risk. Consult the Fund's prospectus for additional information on these and other risks. The U.S. Government guarantee applies to certain of the underlying securities and not to shares of the Fund.

----------
(4.) Performance shown for the Class B and Class C shares prior to their inception reflects the performance of the Administrator Class shares, adjusted to include the higher expenses applicable to Class B and Class C shares. Performance shown for the Institutional Class shares prior to its inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns would be higher.

(5.) Reflects the expense ratios as stated in the October 1, 2010 prospectus.

(6.) The investment adviser has contractually committed through September 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to maintain the contractual expense ratio at 0.83% for Class A shares, 1.58% for Class B and C shares, 0.60% for Administrator Class shares and 0.42% for Institutional Class shares, excluding acquired fund fees and certain other expenses. Without these waivers and/or reimbursements, the Fund's returns would have been lower.

                      34 Wells Fargo Advantage Income Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND (the Fund) seeks current income consistent with capital preservation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Jay N. Mueller, CFA
Janet S. Rilling, CFA, CPA
Christopher Kauffman, CFA

FUND INCEPTION

August 31, 1987

PERFORMANCE SUMMARY
3-MONTH TOTAL RETURN AS OF AUGUST 31, 2010

                                 3 Months
                                 --------
Investor Class                     1.36%
Barclays Capital 1-3 Year U.S.
Government/Credit
   Bond Index(1)                   1.15%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUND'S WEB SITE - www.wellsfargo.com/advantagefunds.

INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. NET AND GROSS EXPENSE RATIOS FOR INVESTOR CLASS SHARES ARE 0.85% AND 0.97%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH SEPTEMBER 30, 2011 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE CONTRACTUAL EXPENSE RATIO AT 0.83%, EXCLUDING ACQUIRED FUND FEES AND CERTAIN OTHER EXPENSES. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

GROWTH OF $10,000 INVESTMENT(2)
(AS OF AUGUST 31, 2010)


                              (PERFORMANCE GRAPH)

                Wells Fargo         Wells Fargo
                  Advantage          Advantage               Barclays
                 Short Term         Short Term           Capital 1-3 Year
                    Bond               Bond           U.S. Government/Credit
               Fund - Class A  Fund - Investor Class        Bond Index
               --------------  ---------------------  ----------------------
   8/31/2000         9,700             10,000                   10,000
   9/30/2000         9,757             10,061                   10,082
  10/31/2000         9,779             10,097                   10,128
  11/30/2000         9,862             10,175                   10,222
  12/31/2000         9,965             10,283                   10,345
   1/31/2001        10,103             10,438                   10,492
   2/28/2001        10,188             10,528                   10,566
   3/31/2001        10,283             10,630                   10,652
   4/30/2001        10,313             10,664                   10,686
   5/31/2001        10,382             10,738                   10,752
   6/30/2001        10,410             10,758                   10,793
   7/31/2001        10,520             10,886                   10,929
   8/31/2001        10,539             10,907                   11,003
   9/30/2001        10,406             10,773                   11,167
  10/31/2001        10,457             10,815                   11,278
  11/30/2001        10,429             10,801                   11,248
  12/31/2001        10,374             10,745                   11,253
   1/31/2002        10,264             10,634                   11,285
   2/28/2002        10,214             10,584                   11,334
   3/31/2002        10,169             10,539                   11,261
   4/30/2002        10,198             10,571                   11,386
   5/31/2002        10,253             10,631                   11,446
   6/30/2002        10,247             10,626                   11,538
   7/31/2002        10,182             10,549                   11,653
   8/31/2002        10,222             10,605                   11,716
   9/30/2002        10,304             10,691                   11,817
  10/31/2002        10,259             10,647                   11,832
  11/30/2002        10,273             10,662                   11,832
  12/31/2002        10,416             10,812                   11,960
   1/31/2003        10,429             10,828                   11,975
   2/28/2003        10,521             10,912                   12,041
   3/31/2003        10,541             10,947                   12,066
   4/30/2003        10,597             11,007                   12,113
   5/31/2003        10,678             11,093                   12,181
   6/30/2003        10,708             11,126                   12,208
   7/31/2003        10,584             10,999                   12,129
   8/31/2003        10,592             11,009                   12,134
   9/30/2003        10,731             11,154                   12,268
  10/31/2003        10,690             11,115                   12,218
  11/30/2003        10,708             11,135                   12,219
  12/31/2003        10,788             11,220                   12,296
   1/31/2004        10,842             11,278                   12,330
   2/29/2004        10,908             11,347                   12,399
   3/31/2004        10,975             11,418                   12,443
   4/30/2004        10,846             11,285                   12,315
   5/31/2004        10,823             11,263                   12,298
   6/30/2004        10,839             11,281                   12,302
   7/31/2004        10,870             11,314                   12,354
   8/31/2004        10,961             11,411                   12,451
   9/30/2004        10,978             11,430                   12,444
  10/31/2004        10,996             11,453                   12,487
  11/30/2004        10,968             11,424                   12,426
  12/31/2004        11,001             11,461                   12,456
   1/31/2005        10,994             11,455                   12,454
   2/28/2005        10,989             11,451                   12,431
   3/31/2005        10,974             11,437                   12,421
   4/30/2005        11,011             11,478                   12,494
   5/31/2005        11,047             11,515                   12,548
   6/30/2005        11,083             11,551                   12,576
   7/31/2005        11,068             11,536                   12,542
   8/31/2005        11,138             11,608                   12,623
   9/30/2005        11,124             11,593                   12,592
  10/31/2005        11,136             11,605                   12,587
  11/30/2005        11,163             11,632                   12,628
  12/31/2005        11,216             11,687                   12,677
   1/31/2006        11,231             11,702                   12,702
   2/28/2006        11,257             11,729                   12,717
   3/31/2006        11,273             11,746                   12,732
   4/30/2006        11,302             11,775                   12,775
   5/31/2006        11,334             11,808                   12,793
   6/30/2006        11,351             11,825                   12,818
   7/31/2006        11,437             11,914                   12,917
   8/31/2006        11,523             12,004                   13,013
   9/30/2006        11,582             12,065                   13,083
  10/31/2006        11,629             12,113                   13,138
  11/30/2006        11,703             12,190                   13,210
  12/31/2006        11,711             12,197                   13,216
   1/31/2007        11,745             12,232                   13,247
   2/28/2007        11,831             12,321                   13,354
   3/31/2007        11,866             12,357                   13,406
   4/30/2007        11,914             12,407                   13,456
   5/31/2007        11,922             12,399                   13,445
   6/30/2007        11,956             12,449                   13,502
   7/31/2007        12,020             12,516                   13,607
   8/31/2007        12,000             12,494                   13,718
   9/30/2007        12,107             12,605                   13,820
  10/31/2007        12,158             12,657                   13,882
  11/30/2007        12,207             12,708                   14,079
  12/31/2007        12,243             12,745                   14,119
   1/31/2008        12,409             12,917                   14,365
   2/29/2008        12,484             12,994                   14,494
   3/31/2008        12,385             12,891                   14,504
   4/30/2008        12,354             12,843                   14,421
   5/31/2008        12,339             12,842                   14,386
   6/30/2008        12,366             12,870                   14,412
   7/31/2008        12,291             12,791                   14,453
   8/31/2008        12,335             12,836                   14,521
   9/30/2008        12,229             12,726                   14,434
  10/31/2008        12,035             12,523                   14,465
  11/30/2008        12,049             12,537                   14,638
  12/31/2008        12,195             12,673                   14,822
   1/31/2009        12,306             12,804                   14,862
   2/28/2009        12,339             12,838                   14,836
   3/31/2009        12,331             12,829                   14,906
   4/30/2009        12,474             12,977                   14,990
   5/31/2009        12,603             13,111                   15,093
   6/30/2009        12,686             13,197                   15,118
   7/31/2009        12,862             13,379                   15,190
   8/31/2009        13,024             13,531                   15,271
   9/30/2009        13,154             13,665                   15,330
  10/31/2009        13,252             13,784                   15,378
  11/30/2009        13,352             13,886                   15,478
  12/31/2009        13,337             13,870                   15,388
   1/31/2010        13,493             14,032                   15,507
   2/28/2010        13,569             14,095                   15,542
   3/31/2010        13,581             14,123                   15,525
  4/30/2010         13,672             14,217                   15,572
   5/31/2010        13,666             14,210                   15,610
   6/30/2010        13,727             14,256                   15,688
   7/31/2010        13,799             14,347                   15,753
   8/31/2010        13,853             14,403                   15,790

----------
(1.) The Barclays Capital 1-3 Year U.S. Government/Credit Bond Index is a subset of the Barclays Capital U.S. Government/Credit Bond Index that only includes those securities with maturities between one and three years. The Barclays Capital U.S. Government/Credit Bond Index includes treasuries (i.e., publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government), and publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. You cannot invest directly in an index.

(2.) The chart compares the performance of the WELLS FARGO ADVANTAGE SHORT-TERM
     BOND FUND Class A and Investor Class shares for the most recent ten years with the Barclays Capital 1-3 Year U.S. Government/Credit Bond Index. The chart assumes a hypothetical investment of $10,000 in the Class A and Investor Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 3.00%.

                      Wells Fargo Advantage Income Funds 35


Performance Highlights (Unaudited)

                          WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

- The Fund's Investor Class returned 1.36% for the 3-month period that ended August 31, 2010. During the same period, the Barclays Capital 1-3 Year U.S. Government/Credit Bond Index returned 1.15%.

- The Fund also benefited from positive contributions in the asset-backed and mortgage-backed securities sectors.

- The Fund's cash reserve position was a detractor from performance as short-term and overnight interest rates remained exceptionally low.

THE RECOVERY SLOWED DOWN.

Over the three months that ended August 31, 2010, the United States showed signs of a worrisome deceleration in economic activity. The recovery that began approximately a year ago has been sustained in large part by temporary government stimulus measures such as the incentives to purchase cars ("Cash for Clunkers") and the first-time home buyer's credit. While both programs produced short-lived spikes in sales activity, neither has generated momentum beyond its expiration date. Indeed, demand for both auto and housing was apparently "pulled forward" to take advantage of the incentives. While auto sales have now seemingly stabilized at a level modestly above the pre-incentive pace, housing activity has declined to new lows by many measures.

In addition to incentive-driven consumer activity, a positive impulse from corporate inventory investment was a major factor in the Gross Domestic Product
(GDP) growth experienced in the past 12 months, accounting for more than half of total output gains. With final demand still sluggish, inventory effects began to dissipate in the second quarter of 2010 and are unlikely to be a consistent component of growth going forward.

Employment conditions have also slipped over the past three months. Nonfarm payrolls added an average of about 200,000 net jobs per month in the first five months of 2010. For the June through August period, in contrast, payrolls declined by an average of 94,000 per month. Government employment certainly distorted these figures, as temporary Census jobs were added in the spring only to disappear in the summer months. Even with the government sector excluded, however, the job situation has weakened a bit, as seen in both a deceleration of private payroll growth and an upturn in new claims for unemployment insurance. Initial claims in August, for example, averaged 485,000 per week--the highest filing rate so far in 2010.

The slowdown in a recovery that was never particularly robust raised fears of a "double-dip" recession. The possibility of a drawn-out period of lethargy--something approaching the "lost decade" in Japan--has also troubled investors in recent months. Both concerns have been expressed in a substantial drop in interest rates.

                      36 Wells Fargo Advantage Income Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND (CONTINUED)

The yield on the U.S. Treasury's 10-year benchmark fell to 2.47% at the end of August, compared with 3.29% at the end of May. Only during the financial panic of late 2008 have 10-year yields been lower.

PORTFOLIO ALLOCATION(3)
(AS OF AUGUST 31, 2010)

                                   (PIE CHART)

Corporate Bonds & Notes               (40%)
Yankee Corporate Bonds & Notes        (12%)
Cash Equivalents                       (5%)
Asset-Backed Securities               (12%)
US Treasury Securities                (10%)
Agency Securities                     (10%)
Municipal Bonds & Notes                (6%)
Collateralized Mortgage Obligations    (4%)
Term Loans                             (1%)

BONDS BENEFITED FROM SLUGGISH GROWTH.

The Fund benefited from the bond rally, as the short-term corporate obligations that constitute our largest sector allocation performed well. Our holdings in securitized assets--mortgage-backed securities and asset-backed securities--also contributed to performance, garnering excess yield. The economic conditions that prevailed over the summer were nearly optimal for bond investment in many ways: slow growth and low inflation eliminated fears of any near-term tightening of monetary policy, while reasonably robust corporate profits kept credit concerns largely at bay. Consequently, we made only minor adjustments in the Fund's holdings over the three-month period, reducing our cash cushion somewhat while adding to our holdings of U.S. Treasuries.

THE RECOVERY WILL BE TEPID BUT PROBABLY WON'T DOUBLE-DIP.

Looking forward, a slow recovery remains our base-case scenario. The U.S. economy still suffers from the after-effects of the burst housing bubble. Consumers spooked by persistently high unemployment rates have steadily trimmed their personal debts. This newfound thrift bodes well for long-run growth and stability, but the transition from credit binge to sobriety necessitates a slower-than-normal rate of consumption growth.

While widespread economic weakness in recent months has reinforced our tepid recovery forecast, we have yet to see sufficient evidence to indicate a relapse into contraction. "Double-dip" recessions are rare, and temporary slowdowns are quite common. Should key variables such as employment, income, and consumption weaken further, the threat of a double-dip or a Japan-style stagnation will have to be reassessed.

An environment of modest growth, low inflation, and a highly accommodative monetary policy should be generally supportive of the strategies currently in place in the Fund. We will continue to monitor the progress of the U.S. economy, as well as the global economic climate, and adjust the Fund's holdings accordingly.

----------
(3.) Portfolio allocation is subject to change and is calculated based on the total investments of the Fund.

                      Wells Fargo Advantage Income Funds 37


Performance Highlights (Unaudited)

                          WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(4) (%) (AS OF AUGUST 31, 2010)

                                                                                                           Expense
                                     Including Sales Charge              Excluding Sales Charge           Ratios(5)
                    Inception  ----------------------------------  ----------------------------------  --------------
                      Date     6 Months*  1 Year  5 Year  10 Year  6 Months*  1 Year  5 Year  10 Year  Gross   Net(6)
                   ----------  ---------  ------  ------  -------  ---------  ------  ------  -------  -----   ------
Class A (SSTVX)    08/31/1999    (0.97)    3.17    3.82     3.31      2.09     6.36    4.46    3.63    0.94%    0.82%
Class C (WFSHX)    03/31/2008     0.82     4.68    3.67     2.99      1.82     5.68    3.67    2.99    1.69%    1.57%
Institutional
   Class (SSHIX)   08/31/1999                                         2.37     6.83    4.82    4.14    0.61%    0.50%
Investor
   Class (SSTBX)   08/31/1987                                         2.19     6.44    4.41    3.72    0.97%    0.85%
Barclays Capital 1-3 Year U.S. Government/Credit Bond Index(1)        1.59     3.40    4.58    4.67

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUND'S WEB SITE - www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 3.00%. FOR CLASS C SHARES THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. INSTITUTIONAL CLASS AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk, high-yield securities risk, and mortgage- and asset-backed securities risk. Consult the Fund's prospectus for additional information on these and other risks. risks.

----------
(4.) Effective June 20, 2008, the Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Performance shown for the Class A shares from August 31, 1999, through June 19, 2008, includes Advisor Class expenses. Performance shown for the Class C shares prior to its inception reflects the performance of the Investor Class shares, adjusted to include the higher expenses applicable to Class C shares.

(5.) Reflects the expense ratios as stated in the October 1, 2010 prospectus.

(6.) The investment adviser has contractually committed through September 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to maintain the contractual expense ratio at 0.80% for Class A shares, 1.55% for Class C shares, 0.48% for Institutional Class shares and 0.83% for Investor Class shares, excluding acquired fund fees and certain other expenses. Without these waivers and/or reimbursements, the Fund's returns would have been lower.

                      38 Wells Fargo Advantage Income Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND (the Fund) seeks total return, consisting of a high level of current income and capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Kevin J. Maas, CFA
Thomas M. Price, CFA
Michael J. Schueller, CFA

FUND INCEPTION

June 30, 1997

PERFORMANCE SUMMARY
3-MONTH TOTAL RETURN AS OF AUGUST 31, 2010

                                                    3 Months
                                                    --------
Investor Class                                        2.42%
Short-Term High Yield Bond Index III(1)               4.36%
BofA Merrill Lynch High Yield U.S.
Corporates, Cash Pay, BB Rated, 1-5 Year Index(2)     4.40%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUND'S WEB SITE - www.wellsfargo.com/advantagefunds.

INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. NET AND GROSS EXPENSE RATIOS FOR INVESTOR CLASS SHARES ARE 0.86% AND 1.07%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH SEPTEMBER 30, 2011 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE CONTRACTUAL EXPENSE RATIO AT 0.84%, EXCLUDING ACQUIRED FUND FEES AND CERTAIN OTHER EXPENSES. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

GROWTH OF $10,000 INVESTMENT(3)
(AS OF AUGUST 31, 2010)

                              (PERFORMANCE GRAPH)

                                                                                BofA
                  Wells Fargo         Wells Fargo                          Merrill Lynch
                   Advantage           Advantage                             High Yield
                  Short Term          Short Term                          U.S. Corporates,
                  High Yield          High Yield           Short-Term        Cash Pay,
                     Bond                Bond              High Yield        BB Rated,
                Fund - Class A   Fund - Investor Class   Bond Index III    1-5 Year Index
                --------------   ---------------------   --------------   ----------------
  8/31/2000           9,700             10,000                10,000            10,000
  9/30/2000           9,739             10,034                10,054            10,084
 10/31/2000           9,749             10,057                 9,761             9,804
 11/30/2000           9,640              9,947                 9,692             9,846
 12/31/2000           9,793             10,106                 9,804             9,977
  1/31/2001          10,096             10,422                10,312            10,397
  2/28/2001          10,190             10,522                10,448            10,551
  3/31/2001          10,154             10,488                10,548            10,703
  4/30/2001          10,148             10,484                10,584            10,804
  5/31/2001          10,204             10,545                10,801            11,020
  6/30/2001           9,963             10,298                10,797            11,038
  7/31/2001          10,029             10,369                10,912            11,192
  8/31/2001          10,067             10,410                11,042            11,384
  9/30/2001           9,618              9,949                10,631            11,036
 10/31/2001           9,562              9,892                10,717            11,248
 11/30/2001           9,662              9,997                10,943            11,494
 12/31/2001           9,725             10,064                10,965            11,510
  1/31/2002           9,822             10,167                11,020            11,450
  2/28/2002           9,754             10,099                11,070            11,500
  3/31/2002           9,767             10,114                11,245            11,660
  4/30/2002           9,645              9,990                11,406            11,852
  5/31/2002           9,617              9,963                11,436            11,900
  6/30/2002           9,422              9,762                10,584            10,822
  7/31/2002           9,361              9,700                10,180            10,497
  8/31/2002           9,397              9,737                10,435            10,666
  9/30/2002           9,461              9,803                10,368            10,650
 10/31/2002           9,497              9,851                10,361            10,631
 11/30/2002           9,616              9,964                10,809            10,984
 12/31/2002           9,700             10,051                10,927            11,105
  1/31/2003           9,808             10,164                11,120            11,269
  2/28/2003           9,864             10,223                11,242            11,380
  3/31/2003           9,980             10,344                11,404            11,488
  4/30/2003          10,141             10,513                11,778            11,811
  5/31/2003          10,197             10,571                11,868            11,911
  6/30/2003          10,273             10,652                12,091            12,092
  7/31/2003          10,224             10,603                12,014            11,993
  8/31/2003          10,290             10,673                12,140            12,100
  9/30/2003          10,412             10,802                12,357            12,326
 10/31/2003          10,480             10,874                12,539            12,497
 11/30/2003          10,533             10,932                12,660            12,616
 12/31/2003          10,602             11,008                12,845            12,770
  1/31/2004          10,635             11,045                12,966            12,880
  2/29/2004          10,685             11,100                13,036            12,959
  3/31/2004          10,765             11,183                13,160            13,091
  4/30/2004          10,746             11,162                13,099            12,980
  5/31/2004          10,683             11,096                13,003            12,884
  6/30/2004          10,749             11,165                13,130            12,978
  7/31/2004          10,814             11,232                13,279            13,120
  8/31/2004          10,889             11,310                13,455            13,289
  9/30/2004          10,937             11,360                13,555            13,388
 10/31/2004          11,000             11,426                13,693            13,499
 11/30/2004          11,001             11,427                13,724            13,508
 12/31/2004          11,069             11,498                13,831            13,598
  1/31/2005          11,057             11,487                13,831            13,602
  2/28/2005          11,106             11,538                13,906            13,666
  3/31/2005          11,018             11,448                13,710            13,475
  4/30/2005          10,996             11,424                13,718            13,510
  5/31/2005          11,053             11,499                13,874            13,656
  6/30/2005          11,134             11,572                14,017            13,800
  7/31/2005          11,192             11,634                14,145            13,917
  8/31/2005          11,250             11,698                14,189            13,956
  9/30/2005          11,254             11,703                14,144            13,900
 10/31/2005          11,275             11,725                14,126            13,879
 11/30/2005          11,334             11,788                14,148            13,858
 12/31/2005          11,383             11,838                14,228            13,925
  1/31/2006          11,459             11,918                14,471            14,212
  2/28/2006          11,506             11,967                14,470            14,190
  3/31/2006          11,546             12,008                14,615            14,339
  4/30/2006          11,571             12,034                14,678            14,384
  5/31/2006          11,599             12,063                14,735            14,426
  6/30/2006          11,611             12,076                14,766            14,468
  7/31/2006          11,695             12,162                14,932            14,645
  8/31/2006          11,793             12,265                15,176            14,909
  9/30/2006          11,849             12,323                15,309            15,024
 10/31/2006          11,935             12,412                15,460            15,169
 11/30/2006          12,004             12,484                15,670            15,355
 12/31/2006          12,063             12,545                15,778            15,438
  1/31/2007          12,122             12,607                15,860            15,499
  2/28/2007          12,191             12,678                15,996            15,626
  3/31/2007          12,236             12,725                16,058            15,693
  4/30/2007          12,308             12,801                16,194            15,812
  5/31/2007          12,350             12,844                16,264            15,863
  6/30/2007          12,322             12,830                16,154            15,754
  7/31/2007          12,195             12,683                15,886            15,522
  8/31/2007          12,185             12,672                15,948            15,581
  9/30/2007          12,377             12,872                16,319            15,954
 10/31/2007          12,452             12,950                16,329            15,920
 11/30/2007          12,393             12,888                16,125            15,744
 12/31/2007          12,453             12,951                16,151            15,767
  1/31/2008          12,393             12,889                16,271            15,922
  2/29/2008          12,387             12,882                16,068            15,704
  3/31/2008          12,460             12,958                15,896            15,533
  4/30/2008          12,682             13,189                16,384            15,911
  5/31/2008          12,718             13,227                16,450            15,934
  6/30/2008          12,677             13,184                16,102            15,765
  7/31/2008          12,682             13,189                15,942            15,658
  8/31/2008          12,744             13,252                16,029            15,762
  9/30/2008          12,436             12,932                14,915            14,832
 10/31/2008          11,589             12,051                13,131            12,874
 11/30/2008          11,409             11,866                12,407            12,582
 12/31/2008          11,728             12,197                13,240            13,213
  1/31/2009          12,256             12,745                14,156            14,118
  2/28/2009          12,228             12,715                13,913            13,924
  3/31/2009          12,285             12,774                14,263            14,309
  4/30/2009          12,563             13,063                15,409            15,309
  5/31/2009          12,605             13,106                16,119            15,927
  6/30/2009          12,709             13,214                16,472            16,184
  7/31/2009          13,013             13,529                16,992            16,655
  8/31/2009          13,056             13,573                17,296            16,951
  9/30/2009          13,279             13,805                17,926            17,527
 10/31/2009          13,341             13,868                18,151            17,706
 11/30/2009          13,369             13,897                18,350            17,891
 12/31/2009          13,527             14,061                18,702            18,214
  1/31/2010          13,619             14,156                18,911            18,423
  2/28/2010          13,681             14,220                19,068            18,624
  3/31/2010          13,827             14,371                19,546            19,090
  4/30/2010          13,905             14,451                19,776            19,298
  5/31/2010          13,761             14,301                19,400            18,942
  6/30/2010          13,839             14,381                19,650            19,191
  7/31/2010          14,038             14,588                20,135            19,650
  8/31/2010          14,095             14,647                20,246            19,775

----------
(1.) The Short-Term High Yield Bond Index III is comprised of 70% BofA Merrill
     Lynch High Yield U.S. Corporates, Cash Pay, BB Rated, 1-5 Year Index and the 30% BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay, B Rated, 1-5 Year Index. The BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay, BB Rated, 1-5 Year Index is an unmanaged index that generally tracks the performance of BB rated US dollar-denominated corporate bonds publicly issued in the U.S. domestic market with maturities of one to five years. The BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay, B Rated, 1-5 Year Index is an unmanaged index that generally tracks the performance of B rated US dollar-denominated corporate bonds publicly issued in the US domestic market with maturities of one to five years. You cannot invest directly in an index.

                      Wells Fargo Advantage Income Funds 39


Performance Highlights (Unaudited)

               WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

- The Fund's Investor Class returned 2.42% for the 3-month period that ended August 31, 2010. During the same period, the Short-Term High Yield Bond Index III returned 4.36% and the BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay, BB Rated, 1-5 Year Index returned 4.40%. Our conservative positioning was the primary driver of the Fund's underperformance.

- The majority of the Fund's portfolio was in short-maturity bonds, and approximately 25% of the portfolio was in floating-rate term loans. The balance included a small portion in high-coupon, callable bonds and cash.

- We believe that we have been, and likely will continue to be, in a period of slow economic growth.

THE FUND IS CONSERVATIVELY POSITIONED IN A STRONG HIGH-YIELD MARKET.

High-yield bond prices rallied with Treasury prices during the period, while spreads remained largely unchanged. High-yield spreads remained flat--despite worries about the slowing economy--due to improving corporate earnings and an expectation of lower default rates. The default rate peaked at 14.5% in November 2009. Most forecasts for 2010 expect the default rate to be close to, or below, the long-term average rate of 4.0%. Default rates have trended lower as improved capital market conditions have allowed many companies to refinance their near-term maturities.

The economy and the markets have benefited from government stimulus and liquidity programs. Even with this significant injection into the economy, growth rates have rebounded more slowly than in past recessionary periods. We expect a period of slow growth going forward as the government programs end, the housing market remains fragile, unemployment remains high, the consumer remains overleveraged, and sovereign debt concerns continue, particularly in Europe. Unfortunately, many of the leveraged buyouts done at the market's peak a couple of years ago were capitalized with high debt levels predicated on continued strong economic growth, which, for the reasons mentioned, are unlikely to be achieved.

----------
(2.) The BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay, BB Rated, 1-5
     Year Index is an unmanaged index that generally tracks the performance of BB rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market with maturities of one to five years. You cannot invest directly in an index.

(3.) The chart compares the performance of the WELLS FARGO ADVANTAGE SHORT-TERM
     HIGH YIELD BOND FUND Class A and Investor Class shares for the most recent ten years with the Short-Term High Yield Bond Index III and the BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay, BB Rated, 1-5 Year Index. The chart assumes a hypothetical investment of $10,000 in Class A and Investor Class shares and reflects all operating expenses and, for Class A, assumes the maximum initial sales charge of 3.00%.

                      40 Wells Fargo Advantage Income Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND (CONTINUED)

THE FUND IS DESIGNED TO BE A CONSERVATIVE HIGH-YIELD OFFERING.

Underperformance was expected, given market conditions. The primary detractor from the Fund's performance was its conservative positioning relative to the Short-Term High Yield Index III. Although the benchmark is more conservative than the broader BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay, BB Rated, 1-5 Year Index, it has a higher level of risk than is appropriate for the Fund, because the Fund is designed to attempt to minimize volatility. Consequently, the Fund will typically outperform the index during weak markets and underperform the index during strong markets.

CREDIT QUALITY(4)
(AS OF AUGUST 31, 2010)

                                   (PIE CHART)

Cash & Equivalents    (5.02%)
B/B                  (26.13%)
BB/Ba                (61.41%)
Unrated               (0.34%)
BBB/Baa               (7.10%)

THE FUND'S PORTFOLIO STRATEGY DID NOT CHANGE DURING THE PERIOD.

Our investments continued to fit into two principal categories. The first category is short-maturity bonds that we expect to be repaid on the maturity date. This category made up approximately 75% of the portfolio during the period. The second category consists of floating-rate term loans, or leveraged loans. We ended the period with 24% in term loans. The term loans we purchased were attractive for the Fund because they are secured by the assets of the issuing company. We focused on purchasing term loans in lower-leveraged companies. An additional category that we will use when market conditions allow is high-coupon bonds that are likely to be refinanced in the same way a homeowner might refinance a higher-rate mortgage. This category has become a small part of the portfolio because the strong high-yield market and lower interest rates that persisted in 2007 allowed most of the high-coupon bonds to be refinanced.

WE EXPECT ECONOMIC GROWTH TO REMAIN POSITIVE, BUT SLOWER THAN MANY MARKET FORECASTS.

Given the headwinds facing the economy, we expect economic growth to be positive, but slower than the historical average. We expect to continue to maintain our current balance between short-maturity bonds and term loans. We intend to continue maintaining our disciplined investment process and positioning the Fund in a conservative manner to limit volatility.

----------
(4.) The ratings indicated are from Standard & Poor's, Fitch, and/or Moody's
     Investors Service. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized and if rated by one of the agencies that rating was utilized. Credit quality is calculated based on the total investments of the Fund. It is subject to change and may have changed since the date specified. Credit Quality Ratings: Credit quality ratings apply to underlying holdings of the Fund and not the Fund itself. Standard and Poor's rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Moody's rates the creditworthiness of bonds, ranging from Aaa (highest) to CC (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest).

                      Wells Fargo Advantage Income Funds 41


Performance Highlights (Unaudited)

               WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(5) (%) (AS OF AUGUST 31, 2010)

                                                                                                           Expense
                                     Including Sales Charge              Excluding Sales Charge           Ratios(6)
                    Inception  ----------------------------------  ----------------------------------  --------------
                      Date     6 Months*  1 Year  5 Year  10 Year  6 Months*  1 Year  5 Year  10 Year  Gross   Net(7)
                   ----------  ---------  ------  ------  -------  ---------  ------  ------  -------  -----   ------
Class A (SSTHX)    02/29/2000    (0.07)    4.72    3.98     3.49      3.02      7.96   4.61     3.81   1.04%    0.83%
Class C (WFHYX)    03/31/2008     1.64     6.15    3.85     3.16      2.64      7.15   3.85     3.16   1.79%    1.58%
Administrator
   Class (WDHYX)   07/30/2010                                         3.00      7.93   4.61     3.81   0.98%    0.67%
Investor Class
   (STHBX)         06/30/1997                                         3.00      7.91   4.60     3.89   1.07%    0.86%
Short-Term High Yield Bond Index III(1)                               6.18     17.06   7.37     7.31
BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay, BB
   Rated, 1-5 Year Index(2)                                           6.18     16.66   7.22     7.06

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUND'S WEB SITE - www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 3.00%. FOR CLASS C SHARES THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(5.) Effective June 20, 2008, the Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Performance shown for the Class A shares from February 29, 2000 through June 19, 2008 includes Advisor Class expenses. Performance shown for the Class C shares prior to its inception reflects the performance of the Investor Class shares, adjusted to include the higher expenses applicable to Class C shares. Performance shown for the Administrator Class shares prior to its inception reflects the performance of the Class A shares, and includes the higher expenses applicable to Class A. If these expenses had not been included, returns would be higher.

(6.) Reflects the expense ratios as stated in the October 1, 2010 prospectus.

(7.) The investment adviser has contractually committed through September 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to maintain the contractual expense ratio at 0.81% for Class A shares, 1.56% for Class C shares, 0.65% for Administrator Class shares, and 0.84% for Investor Class shares, excluding acquired fund fees and certain other expenses. Without these waivers and/or reimbursements, the Fund's returns would have been lower.

                      42 Wells Fargo Advantage Income Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND (the Fund) seeks current income consistent with capital preservation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Christopher Kauffman, CFA
Jay N. Mueller, CFA
D. James Newton II, CFA, CPA
Thomas M. Price, CFA

FUND INCEPTION

November 25, 1988

PERFORMANCE SUMMARY
3-MONTH TOTAL RETURN AS OF AUGUST 31, 2010

                                               3 Months
                                               --------
Investor Class                                    0.93%
Barclays Capital Short-Term U.S. Government/
   Credit Bond Index(1)                           0.46%
Barclays Capital 9-12 Month U.S. Short
   Treasury Index(2)                              0.23%
Barclays Capital 1-3 Year U.S. Government/
   Credit Bond Index(3)                           1.15%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUND'S WEB SITE - www.wellsfargo.com/advantagefunds.

INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. NET AND GROSS EXPENSE RATIOS FOR INVESTOR CLASS SHARES ARE 0.75% AND 0.95%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH JULY 11, 2013 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE CONTRACTUAL EXPENSE RATIO AT 0.73%, EXCLUDING ACQUIRED FUND FEES AND CERTAIN OTHER EXPENSES. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

GROWTH OF $10,000 INVESTMENT(2)
(AS OF AUGUST 31, 2010)

                              (PERFORMANCE GRAPH)

                Wells Fargo         Wells Fargo                             Barclays
                 Advantage           Advantage            Barclays          Capital
                   Ultra               Ultra               Capital          1-3 Year
                Short-Term           Short-Term          9-12 Month     U.S. Government/
                  Income               Income            U.S. Short          Credit
              Fund - Class A   Fund - Investor Class   Treasury Index      Bond Index
              --------------   ---------------------   --------------   ----------------
  8/31/2000       9,800                10,000              10,000             10,000
  9/30/2000       9,865                10,079              10,059             10,082
 10/31/2000       9,896                10,103              10,105             10,127
 11/30/2000       9,946                10,167              10,171             10,221
 12/31/2000      10,004                10,229              10,267             10,345
  1/31/2001      10,076                10,305              10,380             10,491
  2/28/2001      10,156                10,379              10,424             10,566
  3/31/2001      10,214                10,442              10,497             10,652
  4/30/2001      10,251                10,493              10,544             10,685
  5/31/2001      10,328                10,564              10,605             10,751
  6/30/2001      10,364                10,603              10,636             10,792
  7/31/2001      10,437                10,681              10,704             10,928
  8/31/2001      10,474                10,733              10,733             11,002
  9/30/2001      10,341                10,600              10,832             11,166
 10/31/2001      10,402                10,655              10,897             11,278
 11/30/2001      10,422                10,689              10,916             11,247
 12/31/2001      10,406                10,665              10,941             11,253
  1/31/2002      10,346                10,606              10,953             11,285
  2/28/2002      10,328                10,591              10,978             11,334
  3/31/2002      10,322                10,587              10,961             11,260
  4/30/2002      10,359                10,627              11,027             11,386
  5/31/2002      10,385                10,668              11,050             11,446
  6/30/2002      10,374                10,648              11,104             11,537
  7/31/2002      10,353                10,629              11,143             11,652
  8/31/2002      10,358                10,648              11,156             11,715
  9/30/2002      10,394                10,675              11,200             11,817
 10/31/2002      10,396                10,690              11,222             11,832
 11/30/2002      10,408                10,705              11,226             11,831
 12/31/2002      10,453                10,754              11,266             11,959
  1/31/2003      10,477                10,780              11,275             11,974
  2/28/2003      10,528                10,835              11,290             12,040
  3/31/2003      10,546                10,844              11,309             12,066
  4/30/2003      10,587                10,888              11,321             12,112
  5/31/2003      10,616                10,921              11,333             12,181
  6/30/2003      10,630                10,938              11,355             12,208
  7/31/2003      10,611                10,932              11,351             12,128
  8/31/2003      10,615                10,939              11,362             12,133
  9/30/2003      10,663                10,980              11,393             12,267
 10/31/2003      10,655                10,986              11,391             12,218
 11/30/2003      10,668                11,002              11,396             12,218
 12/31/2003      10,672                10,997              11,427             12,296
  1/31/2004      10,699                11,028              11,442             12,329
  2/29/2004      10,735                11,066              11,462             12,399
  3/31/2004      10,758                11,105              11,476             12,443
  4/30/2004      10,748                11,085              11,454             12,315
  5/31/2004      10,735                11,085              11,454             12,298
  6/30/2004      10,746                11,087              11,453             12,301
  7/31/2004      10,759                11,115              11,477             12,354
  8/31/2004      10,794                11,141              11,507             12,450
  9/30/2004      10,818                11,169              11,506             12,443
 10/31/2004      10,809                11,175              11,525             12,487
 11/30/2004      10,813                11,180              11,517             12,426
 12/31/2004      10,842                11,213              11,534             12,456
  1/31/2005      10,869                11,243              11,546             12,454
  2/28/2005      10,898                11,262              11,550             12,431
  3/31/2005      10,905                11,270              11,571             12,421
  4/30/2005      10,939                11,306              11,609             12,493
  5/31/2005      11,000                11,381              11,645             12,547
  6/30/2005      11,036                11,418              11,665             12,575
  7/31/2005      11,074                11,457              11,669             12,542
  8/31/2005      11,104                11,476              11,716             12,623
  9/30/2005      11,131                11,503              11,724             12,591
 10/31/2005      11,147                11,532              11,743             12,586
 11/30/2005      11,188                11,561              11,780             12,627
 12/31/2005      11,218                11,604              11,825             12,677
  1/31/2006      11,262                11,636              11,855             12,701
  2/28/2006      11,293                11,668              11,883             12,716
  3/31/2006      11,327                11,703              11,919             12,732
  4/30/2006      11,373                11,750              11,959             12,775
  5/31/2006      11,422                11,800              11,993             12,792
  6/30/2006      11,465                11,844              12,025             12,817
  7/31/2006      11,514                11,895              12,092             12,916
  8/31/2006      11,565                11,960              12,152             13,013
  9/30/2006      11,602                11,985              12,207             13,082
 10/31/2006      11,653                12,051              12,255             13,137
 11/30/2006      11,704                12,103              12,306             13,209
 12/31/2006      11,769                12,156              12,343             13,216
  1/31/2007      11,807                12,195              12,391             13,246
  2/28/2007      11,869                12,258              12,449             13,354
  3/31/2007      11,908                12,299              12,499             13,406
  4/30/2007      11,961                12,353              12,544             13,455
  5/31/2007      12,000                12,393              12,591             13,445
  6/30/2007      12,053                12,447              12,648             13,501
  7/31/2007      12,080                12,475              12,713             13,607
  8/31/2007      11,974                12,365              12,801             13,718
  9/30/2007      12,094                12,489              12,881             13,819
 10/31/2007      12,149                12,544              12,921             13,882
 11/30/2007      12,120                12,514              13,043             14,078
 12/31/2007      12,147                12,541              13,068             14,119
  1/31/2008      12,185                12,580              13,229             14,365
  2/29/2008      12,190                12,599              13,296             14,493
  3/31/2008      12,043                12,433              13,340             14,504
  4/30/2008      12,029                12,432              13,324             14,421
  5/31/2008      12,083                12,473              13,320             14,385
  6/30/2008      12,052                12,440              13,330             14,411
  7/31/2008      11,910                12,294              13,370             14,453
  8/31/2008      11,936                12,334              13,404             14,520
  9/30/2008      11,878                12,260              13,461             14,434
 10/31/2008      11,615                12,002              13,543             14,465
 11/30/2008      11,461                11,828              13,612             14,638
 12/31/2008      11,315                11,691              13,679             14,821
  1/31/2009      11,391                11,755              13,677             14,861
  2/28/2009      11,422                11,801              13,660             14,835
  3/31/2009      11,379                11,742              13,690             14,905
  4/30/2009      11,480                11,845              13,712             14,990
  5/31/2009      11,567                11,934              13,724             15,092
  6/30/2009      11,653                12,037              13,729             15,118
  7/31/2009      11,799                12,187              13,743             15,190
  8/31/2009      11,943                12,321              13,757             15,271
  9/30/2009      12,101                12,483              13,771             15,329
 10/31/2009      12,172                12,571              13,780             15,378
 11/30/2009      12,229                12,615              13,800             15,477
 12/31/2009      12,295                12,698              13,783             15,388
  1/31/2010      12,391                12,781              13,811             15,506
  2/28/2010      12,457                12,849              13,815             15,542
  3/31/2010      12,491                12,884              13,812             15,525
  4/30/2010      12,570                12,965              13,819             15,572
  5/31/2010      12,518                12,910              13,830             15,610
  6/30/2010      12,542                12,950              13,842             15,688
  7/31/2010      12,590                12,984              13,852             15,753
  8/31/2010      12,635                13,030              13,861             15,789

----------
(1.) The Barclays Capital Short-Term U.S. Government/Credit Bond Index contains securities that have fallen out of the U.S. Government/Credit Index because of the standard minimum one-year to maturity constraint. Securities in the Short-Term U.S. Government/Credit Bond Index must have a maturity from 1 up to (but not including) 12 months. The Barclays Capital Short-Term U.S. Government/Credit Bond Index provides the most appropriate comparison to the Fund with respect to interest rate risk (as measured by duration) and credit risk (based on the composition of the index and the Fund's portfolio).However, the limited performance history of the index does not allow for comparison to all periods of the Fund's performance. This index has an inception date of August 1, 2004. You cannot invest directly in an index.

                      Wells Fargo Advantage Income Funds 43


Performance Highlights (Unaudited)

                  WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

- The Fund's Investor Class returned 0.93% for the 3-month period that ended August 31, 2010. During the same period, the Barclays Capital Short-Term U.S. Government/Credit Bond Index returned 0.46%, the Barclays Capital 9-12 Month U.S. Short Treasury Index returned 0.23%, and the Barclays Capital 1-3 Year U.S. Government/Credit Bond Index returned 1.15%.

- The Fund benefited from positive contributions in the asset-backed and mortgage-backed securities sectors.

- The Fund's cash reserve position was a detractor from performance, as short-term and overnight interest rates remained exceptionally low.

THE RECOVERY SLOWED DOWN.

Over the three months that ended August 31, 2010, the United States showed signs of a worrisome deceleration in economic activity. The recovery that began approximately a year ago has been sustained in large part by temporary government stimulus measures such as the incentives to purchase cars ("Cash for Clunkers") and the first-time home buyer's credit. While both programs produced short-lived spikes in sales activity, neither has generated momentum beyond its expiration date. Indeed, demand for both auto and housing was apparently "pulled forward" to take advantage of the incentives. While auto sales have now seemingly stabilized at a level modestly above the pre-incentive pace, housing activity has declined to new lows by many measures.

In addition to incentive-driven consumer activity, a positive impulse from corporate inventory investment was a major factor in the Gross Domestic Product
(GDP) growth experienced in the past 12 months, accounting for more than half of total output gains. With final demand still sluggish, inventory effects began to dissipate in the second quarter of 2010 and are unlikely to be a consistent component of growth going forward.

----------
(2.) The Barclays Capital 9-12 Month U.S. Short Treasury Index includes aged
     U.S. treasury bills, notes and bonds with a remaining maturity from 9 up to (but not including) 12 months. It excludes zero coupon strips. The Barclays Capital 9-12 Month U.S. Short Treasury Index provides an approximation of the interest rate risk of the Fund's portfolio (as measured by duration), but the credit risk of the Index is significantly different than that of the Fund due to differences in portfolio composition. You cannot invest directly in an index.

(3.) The Barclays Capital U.S. 1-3 Year U.S. Government/Credit Bond Index is the
     1-3 year component of the Barclays Capital Government/Credit Bond Index which includes securities in the Government and Credit Indices. The Government Index includes treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (i.e., publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government).The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. The Barclays Capital 1-3 Year U.S. Government/Credit Bond Index provides an approximate comparison to the credit risk of the Fund's portfolio, however, its interest rate risk (as measured by duration) may be significantly greater than that of the Fund. You cannot invest directly in an index.

(4.) The chart compares the performance of the WELLS FARGO ADVANTAGE ULTRA
     SHORT-TERM INCOME FUND Class A and Investor Class shares for the most recent ten years with the Barclays Capital 9-12 Month U.S. Short Treasury Index and the Barclays Capital 1-3 Year U.S. Government/Credit Bond Index. The chart assumes a hypothetical investment of $10,000 in the Class A and Investor Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 2.00%.

                      44 Wells Fargo Advantage Income Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND (CONTINUED)

Employment conditions have also slipped over the past three months. Nonfarm payrolls added an average of about 200,000 net jobs per month in the first five months of 2010. For the June through August period, in contrast, payrolls declined by an average of 94,000 per month. Government employment certainly distorted these figures, as temporary Census jobs were added in the spring only to disappear in the summer months. Even with the government sector excluded, however, the job situation has weakened a bit, as seen in both a deceleration of private payroll growth and an upturn in new claims for unemployment insurance. Initial claims in August, for example, averaged 485,000 per week--the highest filing rate so far in 2010.

The slowdown in a recovery that was never particularly robust raised fears of a "double-dip" recession. The possibility of a drawn-out period of lethargy--something approaching the "lost decade" in Japan--has also troubled investors in recent months. Both concerns have been expressed in a substantial drop in interest rates. The yield on the U.S. Treasury's 10-year benchmark fell to 2.47% at the end of August, compared with 3.29% at the end of May. Only during the financial panic of late 2008 have 10-year yields been lower.

PORTFOLIO ALLOCATION(5)
(AS OF AUGUST 31, 2010)

                                   (PIE CHART)

Yankee Corporate Bonds & Notes        (11%)
Yankee Government Bonds                (1%)
Term Loans                             (1%)
Corporate Bonds & Notes               (41%)
Asset-Backed Securities               (15%)
Cash Equivalents                       (9%)
US Treasury Securities                 (7%)
Collateralized Mortgage Obligations    (7%)
Agency Securities                      (4%)
Municipal Bonds & Notes                (4%)

BONDS BENEFITED FROM SLUGGISH GROWTH.

The Fund benefited from the bond rally, as the short-term corporate obligations that constitute our largest sector allocation performed well. Our holdings in securitized assets-- mortgage-backed securities and asset-backed securities--also contributed to performance, garnering excess yield. The economic conditions that prevailed over the summer were nearly optimal for bond investment in many ways: slow growth and low inflation eliminated fears of any near-term tightening of monetary policy, while reasonably robust corporate profits kept credit concerns largely at bay. Consequently, we made only minor adjustments in the Fund's holdings over the three-month period, reducing our cash cushion somewhat while adding to our holdings of U.S. Treasuries.

THE RECOVERY WILL BE TEPID BUT PROBABLY WON'T DOUBLE-DIP.

Looking forward, a slow recovery remains our base-case scenario. The U.S. economy still suffers from the after-effects of the burst housing bubble. Consumers spooked by persistently high unemployment rates have steadily trimmed their personal debts. This newfound thrift bodes well for long-run growth and stability, but the transition from credit binge to sobriety necessitates a slower-than-normal rate of consumption growth.

While widespread economic weakness in recent months has reinforced our tepid recovery forecast, we have yet to see sufficient evidence to indicate a relapse into contraction. "Double-dip" recessions are rare, and temporary slowdowns are quite

----------
(5.) Portfolio allocation is subject to change and is calculated based on the total investments of the Fund.

                      Wells Fargo Advantage Income Funds 45


Performance Highlights (Unaudited)

                  WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND (CONTINUED)

common. Should key variables such as employment, income, and consumption weaken further, the threat of a double-dip or a Japan-style stagnation will have to be reassessed.

An environment of modest growth, low inflation, and a highly accommodative monetary policy should be generally supportive of the strategies the Fund currently has in place. We intend to continue monitoring the progress of the U.S. economy, as well as the global economic climate, and adjust the Fund's holdings accordingly.

                      46 Wells Fargo Advantage Income Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(6) (%) (AS OF AUGUST 31, 2010)

                                                                                                           Expense
                                     Including Sales Charge              Excluding Sales Charge           Ratios(7)
                    Inception  ----------------------------------  ----------------------------------  --------------
                      Date     6 Months*  1 Year  5 Year  10 Year  6 Months*  1 Year  5 Year  10 Year  Gross   Net(8)
                   ----------  ---------  ------  ------  -------  ---------  ------  ------  -------  -----   ------
Class A (SADAX)    08/31/1999    (0.59)    3.68    2.20     2.37      1.44     5.80    2.62     2.57   0.92%   0.72%
Class C (WUSTX)    07/18/2008    (0.17)    4.01    1.85     1.96      1.17     5.01    1.85     1.96   1.67%   1.47%
Administrator
   Class (WUSDX)   04/11/2005                                         1.39     5.85    2.76     2.85   0.86%   0.57%
Institutional
   Class (SADIX)   08/31/1999                                         1.62     6.05    3.00     3.13   0.59%   0.37%
Investor Class
   (STADX)         11/25/1988                                         1.41     5.76    2.57     2.68   0.95%   0.75%
Barclays Capital Short-Term U.S. Government/Credit Bond Index(1)      0.57     1.27    3.64       NA
Barclays Capital 9-12 Month U.S. Short Treasury Index(2)              0.34     0.75    3.42     3.32
Barclays Capital 1-3 Year U.S. Government/Credit Bond Index(3)        1.59     3.40    4.58     4.67

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUND'S WEB SITE - www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 2.00%. FOR CLASS C SHARES THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk, high-yield securities risk, and mortgage- and asset-backed securities risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(6.) Effective June 20, 2008, the Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Performance shown for the Class A shares from August 31, 1999 through June 19, 2008 includes Advisor Class expenses. Performance shown for the Class C shares prior to its inception reflects the performance of the Investor Class shares, adjusted to include the higher expenses applicable to Class C shares. Performance shown for the Administrator Class shares prior to its inception reflects the performance of the Institutional Class shares, and has been adjusted to include the higher expenses applicable to the Administrator Class shares.

(7.) Reflects the expense ratios as stated in the October 1, 2010 prospectus.

(8.) The investment adviser has contractually committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to maintain the contractual expense ratio at 0.70% for Class A shares, 1.45% for Class C shares, 0.55% for Administrator Class shares, 0.35% for Institutional Class shares and 0.73% for Investor Class shares, excluding acquired fund fees and certain other expenses. Without these waivers and/or reimbursements, the Fund's returns would have been lower.

                      Wells Fargo Advantage Income Funds 47


Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from March 1, 2009 to August 31, 2010.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                               BEGINNING     ENDING      EXPENSES
                                                ACCOUNT      ACCOUNT       PAID     NET ANNUAL
                                                 VALUE        VALUE       DURING      EXPENSE
                                              03-01-2010   08-31-2010   PERIOD(1)      RATIO
                                              ----------   ----------   ---------   ----------
WELLS FARGO ADVANTAGE ADJUSTABLE RATE
GOVERNMENT FUND
CLASS A
   Actual                                      $1,000.00    $1,019.51     $3.77        0.74%
   Hypothetical (5% return before expenses)    $1,000.00    $1,021.48     $3.77        0.74%
CLASS B
   Actual                                      $1,000.00    $1,015.67     $7.57        1.49%
   Hypothetical (5% return before expenses)    $1,000.00    $1,017.69     $7.58        1.49%
CLASS C
   Actual                                      $1,000.00    $1,015.64     $7.57        1.49%
   Hypothetical (5% return before expenses)    $1,000.00    $1,017.69     $7.58        1.49%
ADMINISTRATOR CLASS
   Actual                                      $1,000.00    $1,020.62     $3.16        0.62%
   Hypothetical (5% return before expenses)    $1,000.00    $1,022.08     $3.16        0.62%
INSTITUTIONAL CLASS
   Actual                                      $1,000.00    $1,020.79     $2.50        0.49%
   Hypothetical (5% return before expenses)    $1,000.00    $1,022.74     $2.50        0.49%

                      48 Wells Fargo Advantage Income Funds


                                                       Fund Expenses (Unaudited)

                                               BEGINNING     ENDING      EXPENSES
                                                ACCOUNT      ACCOUNT       PAID     NET ANNUAL
                                                 VALUE        VALUE       DURING      EXPENSE
                                              03-01-2010   08-31-2010   PERIOD(1)      RATIO
                                              ----------   ----------   ---------   ----------
WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES
FUND
CLASS A
   Actual                                      $1,000.00    $1,051.27     $4.50        0.87%
   Hypothetical (5% return before expenses)    $1,000.00    $1,020.82     $4.43        0.87%
CLASS B
   Actual                                      $1,000.00    $1,047.32     $8.31        1.61%
   Hypothetical (5% return before expenses)    $1,000.00    $1,017.09     $8.19        1.61%
CLASS C
   Actual                                      $1,000.00    $1,047.30     $8.36        1.62%
   Hypothetical (5% return before expenses)    $1,000.00    $1,017.04     $8.24        1.62%
ADMINISTRATOR CLASS
   Actual                                      $1,000.00    $1,052.25     $3.52        0.68%
   Hypothetical (5% return before expenses)    $1,000.00    $1,021.78     $3.47        0.68%
INSTITUTIONAL CLASS
   Actual                                      $1,000.00    $1,053.37     $2.48        0.48%
   Hypothetical (5% return before expenses)    $1,000.00    $1,022.79     $2.45        0.48%
INVESTOR CLASS
   Actual                                      $1,000.00    $1,051.01     $4.76        0.92%
   Hypothetical (5% return before expenses)    $1,000.00    $1,020.57     $4.69        0.92%
WELLS FARGO ADVANTAGE HIGH INCOME FUND
CLASS A
   Actual                                      $1,000.00    $1,066.62     $4.69        0.90%
   Hypothetical (5% return before expenses)    $1,000.00    $1,020.67     $4.58        0.90%
CLASS B
   Actual                                      $1,000.00    $1,061.09     $8.57        1.65%
   Hypothetical (5% return before expenses)    $1,000.00    $1,016.89     $8.39        1.65%
CLASS C
   Actual                                      $1,000.00    $1,062.63     $8.58        1.65%
   Hypothetical (5% return before expenses)    $1,000.00    $1,016.89     $8.39        1.65%
ADMINISTRATOR CLASS
   Actual                                      $1,000.00    $1,066.20     $4.37        0.84%
   Hypothetical (5% return before expenses)    $1,000.00    $1,020.97     $4.28        0.84%
INSTITUTIONAL CLASS
   Actual                                      $1,000.00    $1,068.50     $2.61        0.50%
   Hypothetical (5% return before expenses)    $1,000.00    $1,022.68     $2.55        0.50%
INVESTOR CLASS
   Actual                                      $1,000.00    $1,064.77     $4.89        0.94%
   Hypothetical (5% return before expenses)    $1,000.00    $1,020.47     $4.79        0.94%
WELLS FARGO ADVANTAGE HIGH YIELD BOND FUND
CLASS A
   Actual                                      $1,000.00    $1,065.07     $5.52        1.06%
   Hypothetical (5% return before expenses)    $1,000.00    $1,019.86     $5.40        1.06%
CLASS B
   Actual                                      $1,000.00    $1,061.08     $9.40        1.81%
   Hypothetical (5% return before expenses)    $1,000.00    $1,016.08     $9.20        1.81%
CLASS C
   Actual                                      $1,000.00    $1,061.08     $9.40        1.81%
   Hypothetical (5% return before expenses)    $1,000.00    $1,016.08     $9.20        1.81%
ADMINISTRATOR CLASS
   Actual                                      $1,000.00    $1,066.37     $4.22        0.81%
   Hypothetical (5% return before expenses)    $1,000.00    $1,021.12     $4.13        0.81%

                      Wells Fargo Advantage Income Funds 49


Fund Expenses (Unaudited)

                                               BEGINNING     ENDING      EXPENSES
                                                ACCOUNT      ACCOUNT       PAID     NET ANNUAL
                                                 VALUE        VALUE       DURING      EXPENSE
                                              03-01-2010   08-31-2010   PERIOD(1)      RATIO
                                              ----------   ----------   ---------   ----------
WELLS FARGO ADVANTAGE INCOME PLUS FUND
CLASS A
   Actual                                      $1,000.00    $1,064.27     $4.63        0.89%
   Hypothetical (5% return before expenses)    $1,000.00    $1,020.72     $4.53        0.89%
CLASS B
   Actual                                      $1,000.00    $1,059.89     $8.46        1.63%
   Hypothetical (5% return before expenses)    $1,000.00    $1,016.99     $8.29        1.63%
CLASS C
   Actual                                      $1,000.00    $1,061.19     $8.52        1.64%
   Hypothetical (5% return before expenses)    $1,000.00    $1,016.94     $8.34        1.64%
ADMINISTRATOR CLASS
   Actual                                      $1,000.00    $1,065.14     $4.48        0.86%
   Hypothetical (5% return before expenses)    $1,000.00    $1,020.87     $4.38        0.86%
INSTITUTIONAL CLASS
   Actual                                      $1,000.00    $1,065.87     $3.07        0.59%
   Hypothetical (5% return before expenses)    $1,000.00    $1,022.23     $3.01        0.59%
INVESTOR CLASS
   Actual                                      $1,000.00    $1,064.04     $4.84        0.93%
   Hypothetical (5% return before expenses)    $1,000.00    $1,020.52     $4.74        0.93%
WELLS FARGO ADVANTAGE SHORT DURATION
GOVERNMENT BOND FUND
CLASS A
   Actual                                      $1,000.00    $1,021.10     $4.28        0.84%
   Hypothetical (5% return before expenses)    $1,000.00    $1,020.97     $4.28        0.84%
CLASS B
   Actual                                      $1,000.00    $1,017.25     $8.14        1.60%
   Hypothetical (5% return before expenses)    $1,000.00    $1,017.14     $8.13        1.60%
CLASS C
   Actual                                      $1,000.00    $1,016.26     $8.08        1.59%
   Hypothetical (5% return before expenses)    $1,000.00    $1,017.19     $8.08        1.59%
ADMINISTRATOR CLASS
   Actual                                      $1,000.00    $1,021.37     $3.06        0.60%
   Hypothetical (5% return before expenses)    $1,000.00    $1,022.18     $3.06        0.60%
INSTITUTIONAL CLASS
   Actual                                      $1,000.00    $1,022.30     $2.14        0.42%
   Hypothetical (5% return before expenses)    $1,000.00    $1,023.09     $2.14        0.42%
WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND
CLASS A
   Actual                                      $1,000.00    $1,020.91     $4.08        0.80%
   Hypothetical (5% return before expenses)    $1,000.00    $1,021.17     $4.08        0.80%
CLASS C
   Actual                                      $1,000.00    $1,018.22     $7.88        1.55%
   Hypothetical (5% return before expenses)    $1,000.00    $1,017.39     $7.88        1.55%
INSTITUTIONAL CLASS
   Actual                                      $1,000.00    $1,023.72     $2.45        0.48%
   Hypothetical (5% return before expenses)    $1,000.00    $1,022.79     $2.45        0.48%
INVESTOR CLASS
   Actual                                      $1,000.00    $1,021.86     $4.33        0.85%
   Hypothetical (5% return before expenses)    $1,000.00    $1,020.92     $4.33        0.85%

                      50 Wells Fargo Advantage Income Funds


                                                       Fund Expenses (Unaudited)

                                               BEGINNING     ENDING      EXPENSES
                                                ACCOUNT      ACCOUNT       PAID     NET ANNUAL
                                                 VALUE        VALUE       DURING      EXPENSE
                                              03-01-2010   08-31-2010   PERIOD(1)      RATIO
                                              ----------   ----------   ---------   ----------
WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD
BOND FUND
CLASS A
   Actual                                      $1,000.00    $1,030.24     $4.15        0.81%
   Hypothetical (5% return before expenses)    $1,000.00    $1,021.12     $4.13        0.81%
CLASS C
   Actual                                      $1,000.00    $1,026.36     $7.97        1.56%
   Hypothetical (5% return before expenses)    $1,000.00    $1,017.34     $7.93        1.56%
ADMINISTRATOR CLASS
   Actual                                      $1,000.00    $1,029.97     $3.27        0.64%
   Hypothetical (5% return before expenses)    $1,000.00    $1,021.98     $3.26        0.64%
INVESTOR CLASS
   Actual                                      $1,000.00    $1,030.01     $4.35        0.85%
   Hypothetical (5% return before expenses)    $1,000.00    $1,020.92     $4.33        0.85%
WELLS FARGO ADVANTAGE ULTRA SHORT-TERM
INCOME FUND
CLASS A
   Actual                                      $1,000.00    $1,014.36     $3.55        0.70%
   Hypothetical (5% return before expenses)    $1,000.00    $1,021.68     $3.57        0.70%
CLASS C
   Actual                                      $1,000.00    $1,011.73     $7.35        1.45%
   Hypothetical (5% return before expenses)    $1,000.00    $1,017.90     $7.38        1.45%
ADMINISTRATOR CLASS
   Actual                                      $1,000.00    $1,013.95     $2.79        0.55%
   Hypothetical (5% return before expenses)    $1,000.00    $1,022.43     $2.80        0.55%
INSTITUTIONAL CLASS
   Actual                                      $1,000.00    $1,016.15     $1.78        0.35%
   Hypothetical (5% return before expenses)    $1,000.00    $1,023.44     $1.79        0.35%
INVESTOR CLASS
   Actual                                      $1,000.00    $1,014.13     $3.81        0.75%
   Hypothetical (5% return before expenses)    $1,000.00    $1,021.42     $3.82        0.75%

----------
(1.) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of days in the fiscal year (to reflect the one-half year period).

                      Wells Fargo Advantage Income Funds 51


Portfolio of Investments--August 31, 2010

ADJUSTABLE RATE GOVERNMENT FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
AGENCY SECURITIES: 98.44%
FEDERAL AGRICULTURAL MORTGAGE CORPORATION: 0.27%
$    3,019,518   FAMC SERIES 2000-A CLASS A                                          4.81%        12/15/2039    $        3,025,889
                                                                                                                ------------------
FEDERAL HOME LOAN BANK: 4.30%
       676,285   FHLB+/-                                                             2.65         05/01/2033               699,223
       679,550   FHLB+/-                                                             2.88         08/01/2035               708,483
       282,575   FHLB+/-                                                             2.98         06/01/2032               294,216
     4,336,639   FHLB+/-                                                             5.18         06/01/2035             4,551,469
     8,604,264   FHLB+/-                                                             2.84         06/01/2035             9,017,405
    10,445,814   FHLB+/-                                                             2.78         12/01/2034            10,877,266
     5,873,589   FHLB+/-                                                             2.81         05/01/2034             6,125,177
     3,756,228   FHLB+/-                                                             3.79         06/01/2029             3,954,451
     3,084,218   FHLB+/-                                                             2.56         06/01/2026             3,243,917
     2,764,185   FHLB+/-                                                             2.90         07/01/2034             2,888,810
     5,202,145   FHLB+/-                                                             2.58         08/01/2033             5,426,634
                                                                                                                        47,787,051
                                                                                                                ------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION: 27.93%
     4,961,187   FHLMC+/-                                                            2.64         06/01/2033             5,191,639
       217,111   FHLMC+/-                                                            3.08         11/01/2016               222,811
        79,727   FHLMC+/-                                                            3.13         12/01/2017                81,757
         1,717   FHLMC+/-                                                            3.13         05/01/2018                 1,759
        53,540   FHLMC+/-                                                            3.13         06/01/2018                54,830
         4,236   FHLMC+/-                                                            3.13         09/01/2018                 4,337
        16,666   FHLMC+/-                                                            3.08         01/01/2019                17,092
        22,535   FHLMC+/-                                                            3.08         02/01/2019                23,112
         7,628   FHLMC+/-                                                            3.33         08/01/2018                 7,873
         2,042   FHLMC+/-                                                            3.08         03/01/2019                 2,099
        15,133   FHLMC+/-                                                            3.11         01/01/2030                15,567
        33,712   FHLMC+/-                                                            3.11         01/01/2030                34,685
       202,932   FHLMC+/-                                                            4.15         09/01/2016               203,283
         4,162   FHLMC+/-                                                            3.12         03/01/2020                 4,187
        45,012   FHLMC+/-                                                            3.20         03/01/2018                46,820
        66,199   FHLMC+/-                                                            3.64         12/01/2018                68,275
       150,564   FHLMC+/-                                                            3.30         10/01/2018               156,070
       284,974   FHLMC+/-                                                            2.93         06/01/2020               296,377
       735,235   FHLMC+/-                                                            3.12         05/01/2028               764,649
       589,143   FHLMC+/-                                                            3.06         11/01/2029               616,694
       170,660   FHLMC+/-                                                            3.15         05/01/2025               179,250
       238,030   FHLMC+/-                                                            2.80         08/01/2029               248,699
        13,149   FHLMC+/-                                                            3.08         09/01/2016                13,155
         7,794   FHLMC+/-                                                            3.08         07/01/2018                 7,798
     1,228,413   FHLMC+/-                                                            2.80         09/01/2030             1,282,646
       655,607   FHLMC+/-                                                            2.85         06/01/2028               690,588
     7,051,446   FHLMC+/-                                                            2.96         01/01/2036             7,351,206
     6,451,260   FHLMC+/-                                                            3.51         06/01/2036             6,614,820
     5,516,707   FHLMC+/-                                                            2.67         09/01/2035             5,744,286
    10,960,381   FHLMC+/-                                                            3.12         08/01/2036            11,364,842
       367,745   FHLMC+/-                                                            4.10         06/01/2019               367,965
       505,207   FHLMC+/-                                                            4.91         08/01/2029               503,888
         9,691   FHLMC                                                               8.50         06/01/2022                 9,747
       320,151   FHLMC                                                               8.50         05/01/2020               373,245
       134,737   FHLMC                                                               7.00         11/01/2012               141,711
        69,588   FHLMC                                                               7.50         01/01/2016                75,089
        34,166   FHLMC+/-                                                            2.87         03/01/2032                36,034

                      52 Wells Fargo Advantage Income Funds


                                       Portfolio of Investments--August 31, 2010

ADJUSTABLE RATE GOVERNMENT FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (continued)
$      406,376   FHLMC+/-                                                            3.27%        11/01/2032    $          422,766
     6,881,430   FHLMC+/-                                                            2.75         07/01/2035             7,117,404
     4,190,148   FHLMC+/-                                                            5.80         01/01/2036             4,374,358
     4,328,947   FHLMC+/-                                                            5.41         04/01/2037             4,581,000
     5,102,124   FHLMC+/-                                                            3.74         08/01/2035             5,280,118
    13,765,611   FHLMC+/-                                                            4.03         02/01/2036            14,369,583
        12,362   FHLMC+/-                                                            3.00         05/01/2019                12,646
       253,772   FHLMC+/-                                                            3.11         07/01/2030               261,292
        52,448   FHLMC+/-                                                            3.19         10/01/2030                54,124
       921,825   FHLMC+/-                                                            3.08         02/01/2035               945,972
        33,131   FHLMC+/-                                                            3.61         01/01/2026                33,566
         1,575   FHLMC+/-                                                            4.04         05/01/2020                 1,631
         4,146   FHLMC+/-                                                            4.76         06/01/2020                 4,163
       208,881   FHLMC+/-                                                            4.52         03/01/2025               208,981
        73,815   FHLMC+/-                                                            4.65         12/01/2017                77,136
        14,687   FHLMC+/-                                                            3.99         02/01/2018                14,831
        29,965   FHLMC+/-                                                            2.69         11/01/2018                30,709
         3,239   FHLMC+/-                                                            2.76         07/01/2019                 3,379
        39,019   FHLMC+/-                                                            2.35         07/01/2030                40,454
       774,547   FHLMC+/-                                                            2.74         05/01/2028               808,111
       112,339   FHLMC+/-                                                            3.85         01/01/2024               116,818
       263,180   FHLMC+/-                                                            2.93         10/01/2025               274,777
        58,770   FHLMC+/-                                                            2.85         10/01/2025                61,229
       494,987   FHLMC+/-                                                            3.06         10/01/2024               518,328
       123,078   FHLMC+/-                                                            2.81         04/01/2020               129,626
       193,499   FHLMC+/-                                                            2.93         10/01/2029               202,451
        53,925   FHLMC+/-                                                            4.41         08/01/2029                54,369
       250,519   FHLMC+/-                                                            4.79         10/01/2029               253,686
        95,509   FHLMC+/-                                                            7.22         08/01/2027                99,041
         5,681   FHLMC+/-                                                            3.26         08/01/2018                 5,848
        45,943   FHLMC+/-                                                            3.67         04/01/2019                47,477
        86,730   FHLMC+/-                                                            3.95         12/01/2018                88,739
        32,647   FHLMC+/-                                                            3.50         08/01/2019                33,203
        51,388   FHLMC+/-                                                            3.63         10/01/2019                52,898
       481,723   FHLMC+/-                                                            4.18         07/01/2018               502,226
       309,480   FHLMC+/-                                                            4.28         06/01/2021               316,808
       139,909   FHLMC+/-                                                            3.17         07/01/2017               145,697
     1,916,944   FHLMC+/-                                                            5.48         06/01/2033             2,044,208
     4,434,151   FHLMC+/-                                                            2.48         02/01/2035             4,547,830
         3,745   FHLMC+/-                                                            4.27         05/01/2020                 3,767
       652,048   FHLMC+/-                                                            3.19         11/01/2026               678,649
        71,165   FHLMC+/-                                                            2.95         01/01/2028                74,396
        12,360   FHLMC+/-                                                            3.03         01/01/2028                12,905
        33,290   FHLMC+/-                                                            2.74         01/01/2029                34,836
       152,204   FHLMC+/-                                                            2.78         07/01/2029               159,303
     1,850,004   FHLMC+/-                                                            2.98         11/01/2027             1,941,124
     1,508,523   FHLMC+/-                                                            3.07         07/01/2027             1,578,738
       245,666   FHLMC+/-                                                            2.74         11/01/2029               256,961
       453,451   FHLMC+/-                                                            4.67         11/01/2029               453,562
       255,364   FHLMC+/-                                                            2.97         06/01/2030               267,659
     1,007,915   FHLMC+/-                                                            3.09         06/01/2030             1,053,724
       232,777   FHLMC+/-                                                            2.88         06/01/2030               243,978
       116,690   FHLMC+/-                                                            2.88         02/01/2030               122,286
       214,197   FHLMC+/-                                                            4.56         09/01/2030               216,548
       661,162   FHLMC+/-                                                            5.57         09/01/2031               665,016
       153,432   FHLMC+/-                                                            2.86         06/01/2025               160,224

                      Wells Fargo Advantage Income Funds 53


Portfolio of Investments--August 31, 2010

ADJUSTABLE RATE GOVERNMENT FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (continued)
$       94,156   FHLMC+/-                                                            2.60%        05/01/2032    $           98,291
       528,487   FHLMC+/-                                                            7.00         04/01/2029               549,809
       464,627   FHLMC+/-                                                            5.00         02/01/2029               489,518
       239,015   FHLMC+/-                                                            3.75         06/01/2019               243,753
        55,200   FHLMC+/-                                                            3.30         01/01/2022                57,432
        66,804   FHLMC+/-                                                            2.62         06/01/2024                69,829
        16,643   FHLMC+/-                                                            2.73         08/01/2027                17,358
        72,797   FHLMC+/-                                                            2.72         01/01/2030                76,092
     1,314,177   FHLMC+/-                                                            4.31         12/01/2025             1,337,871
     9,267,264   FHLMC+/-                                                            3.67         03/01/2025             9,599,604
       713,466   FHLMC+/-                                                            2.88         07/01/2031               745,883
     8,199,688   FHLMC+/-                                                            2.68         02/01/2034             8,541,266
    13,491,131   FHLMC+/-                                                            3.07         08/01/2030            14,073,359
     5,690,235   FHLMC+/-                                                            2.90         10/01/2030             5,960,210
     8,528,159   FHLMC+/-                                                            2.70         12/01/2032             8,859,919
     5,660,582   FHLMC+/-                                                            2.86         10/01/2033             5,900,421
     6,426,079   FHLMC+/-                                                            2.82         09/01/2032             6,710,185
    26,964,835   FHLMC+/-                                                            2.88         09/01/2030            28,267,732
     6,642,066   FHLMC+/-                                                            4.82         12/01/2035             6,845,779
     9,255,521   FHLMC+/-                                                            2.80         04/01/2034             9,584,990
    10,165,293   FHLMC+/-                                                            2.70         10/01/2035            10,566,212
     3,514,141   FHLMC+/-                                                            3.23         04/01/2035             3,658,011
         6,076   FHLMC+/-                                                            6.92         01/01/2017                 6,281
         2,403   FHLMC+/-                                                            4.49         01/01/2019                 2,400
         5,485   FHLMC+/-                                                            4.86         06/01/2022                 5,704
       230,409   FHLMC+/-                                                            5.12         02/01/2027               240,543
       327,343   FHLMC+/-                                                            5.85         05/01/2031               346,544
       359,204   FHLMC+/-                                                            4.97         05/01/2032               376,120
       120,070   FHLMC+/-                                                            2.51         05/01/2023               125,831
        49,223   FHLMC+/-                                                            3.29         02/01/2024                51,239
        88,930   FHLMC+/-                                                            2.56         01/01/2023                90,467
        71,115   FHLMC+/-                                                            2.56         07/01/2024                72,055
        67,693   FHLMC+/-                                                            5.52         02/01/2021                68,809
       196,998   FHLMC+/-                                                            3.94         07/01/2028               198,417
       345,263   FHLMC+/-                                                            4.43         04/01/2023               348,228
       211,655   FHLMC+/-                                                            5.99         04/01/2032               223,943
        76,444   FHLMC+/-                                                            2.60         10/01/2033                79,862
        39,905   FHLMC                                                               8.50         09/01/2022                45,735
       413,095   FHLMC                                                               6.50         04/01/2018               457,884
       412,636   FHLMC                                                               7.00         09/01/2035               455,949
       113,162   FHLMC                                                               7.50         06/01/2016               121,074
        50,372   FHLMC+/-                                                            1.62         07/01/2029                51,272
       590,190   FHLMC SERIES 1671 CLASS QA+/-                                       2.74         02/15/2024               608,913
        57,056   FHLMC SERIES 1686 CLASS FE+/-                                       2.89         02/15/2024                59,160
       797,202   FHLMC SERIES 1730 CLASS FA+/-                                       2.37         05/15/2024               807,878
       460,494   FHLMC SERIES 2315 CLASS FW+/-                                       0.83         04/15/2027               462,359
       489,294   FHLMC SERIES 2391 CLASS EF+/-                                       0.78         06/15/2031               491,242
     1,198,576   FHLMC SERIES 2454 CLASS SL +/-(c)                                   7.72         03/15/2032               209,544
       679,181   FHLMC SERIES 2461 CLASS FI+/-                                       0.78         04/15/2028               681,690
       767,616   FHLMC SERIES 2464 CLASS FE+/-                                       1.28         03/15/2032               779,021
       962,235   FHLMC SERIES 2466 CLASS FV+/-                                       0.83         03/15/2032               967,055
     1,370,870   FHLMC SERIES 2527 CLASS SX +/-(c)                                   7.27         02/15/2032                60,631
       391,821   FHLMC SERIES 3190 CLASS SN +/-                                     82.86         03/15/2032               487,455
       237,520   FHLMC SERIES R007 CLASS AC                                          5.88         05/15/2016               240,350
     3,391,785   FHLMC SERIES T-54 CLASS 4A+/-                                       4.30         02/25/2043             3,591,053
       176,027   FHLMC SERIES T-55 CLASS 1A1                                         6.50         03/25/2043               198,333

                      54 Wells Fargo Advantage Income Funds


                                       Portfolio of Investments--August 31, 2010

ADJUSTABLE RATE GOVERNMENT FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (continued)
$   14,059,867   FHLMC SERIES T-66 CLASS 2A1+/-                                      3.20%        01/25/2036    $       14,685,969
    34,923,293   FHLMC SERIES T-67 CLASS 1A1C                                        3.34         03/25/2036            36,478,469
    24,071,262   FHLMC SERIES T-67 CLASS 2A1C                                        3.30         03/25/2036            25,301,566
                                                                                                                       310,612,613
                                                                                                                ------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 62.15%
     9,705,784   FNMA+/-                                                             2.78         02/01/2036            10,184,987
     9,328,633   FNMA+/-                                                             3.09         05/01/2036             9,763,283
        23,653   FNMA+/-                                                             4.61         09/01/2028                24,679
        50,712   FNMA                                                               10.00         01/01/2021                58,766
        15,783   FNMA                                                               12.50         07/01/2015                17,883
        31,069   FNMA+/-                                                             5.85         03/01/2014                32,758
           138   FNMA+/-                                                             6.33         10/01/2018                   145
            88   FNMA+/-                                                             5.15         04/01/2018                    92
           609   FNMA+/-                                                             7.06         11/01/2019                   622
         1,181   FNMA+/-                                                             4.65         03/01/2014                 1,225
         1,510   FNMA+/-                                                             5.05         01/01/2018                 1,543
         2,308   FNMA+/-                                                             5.04         05/01/2018                 2,377
           119   FNMA+/-                                                             7.97         06/01/2024                   124
         2,885   FNMA+/-                                                             8.38         12/01/2024                 3,010
         1,083   FNMA+/-                                                             7.75         01/01/2026                 1,126
         2,706   FNMA+/-                                                             7.63         03/01/2024                 2,785
         2,589   FNMA+/-                                                             3.75         12/01/2016                 2,677
           770   FNMA+/-                                                             4.50         09/01/2016                   802
         2,968   FNMA+/-                                                             3.38         07/01/2017                 3,076
        61,187   FNMA+/-                                                             4.26         08/01/2017                63,616
       852,691   FNMA+/-                                                             4.99         04/01/2018               905,023
         5,701   FNMA+/-                                                             3.25         09/01/2017                 5,708
        16,142   FNMA                                                               11.00         01/01/2018                17,183
        15,919   FNMA+/-                                                             3.47         10/01/2017                16,118
        14,430   FNMA+/-                                                             3.10         11/01/2027                14,632
        30,133   FNMA+/-                                                             7.10         03/01/2015                30,132
         2,838   FNMA+/-                                                             9.10         10/01/2024                 2,847
        12,827   FNMA+/-                                                             4.63         09/01/2017                12,831
     1,616,519   FNMA+/-                                                             4.96         01/01/2019             1,711,938
       337,866   FNMA+/-                                                             5.49         01/01/2019               358,236
       292,657   FNMA+/-                                                             3.38         01/01/2019               308,383
         5,662   FNMA+/-                                                             6.04         05/01/2019                 6,030
         3,764   FNMA+/-                                                             5.41         05/01/2017                 3,775
       768,419   FNMA+/-                                                             4.60         02/01/2019               808,703
         2,249   FNMA+/-                                                             4.48         01/01/2018                 2,332
       990,499   FNMA+/-                                                             2.31         04/01/2018             1,012,683
     1,130,288   FNMA+/-                                                             2.33         07/01/2018             1,157,098
        67,746   FNMA+/-                                                             4.25         06/01/2018                68,951
        28,132   FNMA+/-                                                             4.33         06/01/2019                28,359
       553,913   FNMA+/-                                                             4.41         11/01/2028               575,531
       544,292   FNMA+/-                                                             3.44         05/01/2028               552,173
        31,190   FNMA+/-                                                             1.93         07/01/2020                31,305
       223,696   FNMA+/-                                                             3.63         07/01/2028               230,302
       438,192   FNMA+/-                                                             3.63         12/01/2028               447,056
       190,827   FNMA+/-                                                             3.63         08/01/2018               194,800
       283,668   FNMA+/-                                                             2.19         10/01/2018               292,133
        86,848   FNMA+/-                                                             4.25         01/01/2029                90,146
       254,739   FNMA+/-                                                             4.36         02/01/2029               265,398
         7,432   FNMA+/-                                                             2.17         07/01/2018                 7,562
     3,754,492   FNMA+/-                                                             3.12         07/01/2020             3,784,958

                      Wells Fargo Advantage Income Funds 55


Portfolio of Investments--August 31, 2010

ADJUSTABLE RATE GOVERNMENT FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$    1,900,262   FNMA+/-                                                             3.11%        11/01/2020    $        1,926,164
         3,235   FNMA+/-                                                             5.22         04/01/2019                 3,214
        11,978   FNMA+/-                                                             5.84         06/01/2019                12,492
        44,499   FNMA+/-                                                             3.43         11/01/2018                45,575
         9,511   FNMA+/-                                                             5.33         11/01/2014                 9,918
        88,756   FNMA+/-                                                             5.16         06/01/2028                91,571
        17,186   FNMA+/-                                                             3.36         11/01/2029                17,917
        28,599   FNMA+/-                                                             4.49         04/01/2020                28,761
        20,620   FNMA+/-                                                             3.78         09/01/2019                21,057
         6,258   FNMA+/-                                                             4.71         07/01/2019                 6,531
         4,662   FNMA+/-                                                             4.10         06/01/2018                 4,816
        16,031   FNMA+/-                                                             1.67         01/01/2021                16,237
       248,824   FNMA+/-                                                             3.25         11/01/2017               251,902
        88,636   FNMA+/-                                                             1.69         12/01/2020                88,660
       204,143   FNMA+/-                                                             4.12         05/01/2017               212,117
         1,094   FNMA+/-                                                             4.82         06/01/2023                 1,125
       156,744   FNMA+/-                                                             3.08         04/01/2021               158,788
        16,390   FNMA+/-                                                             6.00         11/01/2021                17,282
        18,382   FNMA+/-                                                             2.13         01/01/2022                18,733
        55,630   FNMA+/-                                                             1.95         06/01/2022                56,663
         6,496   FNMA+/-                                                             5.73         06/01/2022                 6,978
        50,553   FNMA+/-                                                             6.08         01/01/2023                52,901
        15,501   FNMA+/-                                                             5.00         03/01/2023                16,230
         8,066   FNMA+/-                                                             6.72         03/01/2023                 8,439
       164,952   FNMA                                                                8.50         06/01/2030               190,968
       431,256   FNMA+/-                                                             2.66         05/01/2018               452,569
        78,378   FNMA+/-                                                             2.24         10/01/2024                81,200
        48,490   FNMA+/-                                                             2.55         12/01/2024                50,777
        90,681   FNMA+/-                                                             3.30         01/01/2025                95,069
       190,550   FNMA+/-                                                             1.95         06/01/2021               193,202
       695,473   FNMA+/-                                                             2.61         10/01/2024               726,105
        27,240   FNMA+/-                                                             6.25         10/01/2021                27,278
        41,994   FNMA+/-                                                             3.42         10/01/2024                42,568
        24,468   FNMA+/-                                                             2.26         12/01/2023                25,408
        79,713   FNMA+/-                                                             3.90         11/01/2027                82,528
        12,441   FNMA+/-                                                             2.63         06/01/2025                13,006
        26,420   FNMA+/-                                                             3.55         10/01/2025                27,481
        18,815   FNMA+/-                                                             4.72         10/01/2025                19,745
       810,516   FNMA+/-                                                             3.37         01/01/2036               817,070
       356,399   FNMA+/-                                                             3.58         01/01/2036               362,162
       209,688   FNMA+/-                                                             3.02         10/01/2025               219,019
       166,498   FNMA+/-                                                             3.07         06/01/2026               176,015
        78,659   FNMA+/-                                                             2.65         06/01/2024                82,240
       163,692   FNMA+/-                                                             3.92         08/01/2026               169,038
        39,413   FNMA+/-                                                             4.86         06/01/2019                41,036
        73,276   FNMA                                                                7.06         01/01/2027                82,375
        49,191   FNMA+/-                                                             6.85         06/01/2025                51,051
        12,461   FNMA+/-                                                             8.20         09/01/2023                12,958
        59,251   FNMA+/-                                                             2.97         02/01/2028                62,213
           421   FNMA+/-                                                             2.75         07/01/2028                   440
       160,137   FNMA                                                                8.56         08/01/2024               185,005
       672,237   FNMA+/-                                                             3.58         10/01/2017               679,421
     3,073,406   FNMA+/-                                                             3.82         04/01/2020             3,181,438
       305,032   FNMA+/-                                                             2.43         11/01/2039               316,267
       520,533   FNMA+/-                                                             2.58         12/01/2039               539,897
       801,269   FNMA+/-                                                             3.04         10/01/2029               839,992

                      56 Wells Fargo Advantage Income Funds


                                       Portfolio of Investments--August 31, 2010

ADJUSTABLE RATE GOVERNMENT FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$      147,884   FNMA+/-                                                             6.12%        06/01/2028    $          158,499
        70,808   FNMA                                                                9.50         12/01/2024                81,285
       335,362   FNMA+/-                                                             3.27         11/01/2024               351,066
        72,466   FNMA+/-                                                             3.13         03/01/2030                73,833
       322,795   FNMA+/-                                                             2.45         04/01/2030               337,258
       336,287   FNMA+/-                                                             4.66         12/01/2036               350,637
     1,577,249   FNMA+/-                                                             3.49         03/01/2033             1,623,863
       103,304   FNMA+/-                                                             6.45         02/01/2034               107,805
       439,124   FNMA+/-                                                             5.59         06/01/2033               456,163
     1,292,840   FNMA+/-                                                             4.06         10/01/2034             1,323,820
       225,905   FNMA+/-                                                             3.64         09/01/2032               232,362
       224,430   FNMA+/-                                                             1.79         12/01/2031               228,953
     2,002,174   FNMA+/-                                                             4.22         08/01/2026             2,072,436
       888,806   FNMA+/-                                                             4.38         06/01/2034               925,209
     1,681,950   FNMA+/-                                                             4.75         05/01/2034             1,750,619
     1,436,822   FNMA+/-                                                             4.13         01/01/2021             1,470,895
       558,703   FNMA+/-                                                             4.30         07/01/2021               572,033
     2,068,826   FNMA+/-                                                             4.24         08/01/2029             2,148,137
        47,770   FNMA                                                                7.00         11/01/2017                51,698
       527,272   FNMA+/-                                                             3.30         04/01/2040               566,275
       536,461   FNMA+/-                                                             3.63         12/01/2032               556,208
    13,349,362   FNMA+/-                                                             3.92         09/01/2032            13,815,771
     1,460,536   FNMA+/-                                                             2.80         04/01/2033             1,517,926
       295,251   FNMA+/-                                                             3.82         12/01/2050               306,660
       813,268   FNMA+/-                                                             2.69         06/01/2033               850,988
        48,025   FNMA+/-                                                             2.98         09/01/2033                49,759
        67,140   FNMA+/-                                                             2.63         07/01/2033                68,780
       367,434   FNMA+/-                                                             1.80         12/01/2030               373,059
       359,454   FNMA                                                                6.50         05/01/2031               401,220
       387,287   FNMA+/-                                                             3.21         03/01/2030               408,000
     4,485,854   FNMA+/-                                                             4.09         02/01/2029             4,776,438
       438,934   FNMA+/-                                                             2.67         09/01/2030               459,754
       100,826   FNMA+/-                                                             3.29         12/01/2030               101,886
            75   FNMA                                                               10.50         11/01/2019                    75
       189,107   FNMA+/-                                                             1.95         08/01/2031               194,912
       498,570   FNMA+/-                                                             1.93         09/01/2031               513,011
       494,279   FNMA+/-                                                             1.86         12/01/2031               507,526
       211,641   FNMA+/-                                                             2.76         06/01/2027               221,843
        45,519   FNMA+/-                                                             2.12         01/01/2032                45,613
       314,429   FNMA+/-                                                             4.19         10/01/2029               313,825
       422,885   FNMA+/-                                                             3.57         09/01/2021               441,247
       292,093   FNMA+/-                                                             3.96         11/01/2031               301,455
       124,349   FNMA+/-                                                             3.35         11/01/2031               130,123
       383,658   FNMA+/-                                                             2.07         06/01/2031               398,477
        52,642   FNMA+/-                                                             3.45         11/01/2031                54,407
        28,628   FNMA+/-                                                             3.82         03/01/2030                29,116
        66,264   FNMA                                                                9.00         07/01/2030                76,335
       204,145   FNMA+/-                                                             2.27         06/01/2032               204,648
       248,697   FNMA+/-                                                             2.83         03/01/2027               251,273
       197,057   FNMA+/-                                                             2.16         08/01/2032               202,760
       627,236   FNMA+/-                                                             2.84         06/01/2030               656,659
       135,435   FNMA+/-                                                             2.15         05/01/2032               140,234
       480,082   FNMA                                                                8.00         05/01/2033               555,052
       270,845   FNMA+/-                                                             3.22         09/01/2032               272,555
        48,130   FNMA+/-                                                             7.43         06/01/2032                48,140
        76,213   FNMA+/-                                                             1.70         09/01/2032                76,519

                      Wells Fargo Advantage Income Funds 57


Portfolio of Investments--August 31, 2010

ADJUSTABLE RATE GOVERNMENT FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$      315,656   FNMA+/-                                                             1.90%        08/01/2032    $          326,005
       188,287   FNMA+/-                                                             2.60         06/01/2032               196,478
        81,450   FNMA+/-                                                             5.09         08/01/2031                86,607
       522,073   FNMA+/-                                                             4.38         09/01/2031               548,840
       143,772   FNMA+/-                                                             3.11         04/01/2030               150,640
       141,961   FNMA+/-                                                             2.70         09/01/2028               142,416
       162,025   FNMA+/-                                                             5.27         06/01/2024               161,984
        80,429   FNMA+/-                                                             3.17         01/01/2033                80,709
     2,382,265   FNMA+/-                                                             2.90         08/01/2040             2,493,627
     5,094,215   FNMA+/-                                                             3.40         04/01/2040             5,415,403
     1,881,088   FNMA+/-                                                             3.20         06/01/2040             1,983,449
     2,382,495   FNMA+/-                                                             3.08         01/01/2035             2,422,533
        35,910   FNMA+/-                                                             2.48         08/01/2032                37,555
       191,452   FNMA+/-                                                             2.59         02/01/2033               199,505
         9,515   FNMA+/-                                                             2.58         03/01/2033                 9,917
     1,850,955   FNMA+/-                                                             2.04         04/01/2033             1,882,264
       281,120   FNMA+/-                                                             2.24         02/01/2033               291,021
       164,449   FNMA+/-                                                             2.95         03/01/2032               172,119
       513,184   FNMA+/-                                                             2.11         01/01/2032               517,261
       674,966   FNMA+/-                                                             2.98         02/01/2033               705,810
     2,847,644   FNMA+/-                                                             4.00         04/01/2034             2,954,502
     9,196,167   FNMA+/-                                                             2.67         04/01/2034             9,623,114
     8,565,215   FNMA+/-                                                             2.61         06/01/2034             8,948,919
     5,940,078   FNMA+/-                                                             3.05         04/01/2042             6,013,709
     4,815,754   FNMA+/-                                                             2.76         02/01/2032             5,023,129
    12,150,124   FNMA+/-                                                             2.73         02/01/2035            12,726,812
     2,796,588   FNMA+/-                                                             3.37         09/01/2032             2,972,831
       365,615   FNMA                                                                7.50         08/01/2033               416,505
     6,507,829   FNMA+/-                                                             2.67         05/01/2035             6,826,405
       725,402   FNMA+/-                                                             1.97         08/01/2033               728,551
       108,687   FNMA+/-                                                             3.48         09/01/2033               112,109
        72,457   FNMA+/-                                                             2.85         09/01/2033                75,039
       264,919   FNMA+/-                                                             2.21         09/01/2033               273,976
       570,373   FNMA+/-                                                             1.97         05/01/2029               597,548
     3,827,146   FNMA+/-                                                             2.45         07/01/2035             3,923,584
     5,183,162   FNMA+/-                                                             2.37         07/01/2035             5,309,862
     3,698,269   FNMA+/-                                                             2.67         08/01/2035             3,830,406
    28,964,568   FNMA+/-                                                             2.38         01/01/2036            29,195,705
    25,092,641   FNMA+/-                                                             2.38         12/01/2035            25,318,592
     7,352,283   FNMA+/-                                                             5.38         02/01/2036             7,697,744
       723,069   FNMA+/-                                                             2.90         04/01/2036               742,451
    14,329,007   FNMA+/-                                                             2.99         02/01/2035            14,971,389
     1,971,759   FNMA+/-                                                             3.13         01/01/2038             2,002,553
     7,466,970   FNMA+/-                                                             2.73         07/01/2038             7,806,871
     2,462,866   FNMA+/-                                                             2.62         07/01/2038             2,565,970
     3,200,410   FNMA+/-                                                             2.59         07/01/2038             3,341,142
    10,847,213   FNMA+/-                                                             2.70         07/01/2048            11,334,104
    14,565,472   FNMA+/-                                                             2.75         07/01/2048            15,199,218
    27,588,312   FNMA+/-                                                             3.07         11/01/2035            29,072,168
     7,330,236   FNMA+/-                                                             2.87         03/01/2035             7,665,374
     5,159,943   FNMA+/-                                                             2.84         03/01/2033             5,344,720
    21,086,920   FNMA+/-                                                             2.62         12/01/2040            22,178,092
     8,198,120   FNMA+/-                                                             3.22         08/01/2035             8,639,352
    12,192,405   FNMA+/-                                                             2.74         03/01/2035            12,733,442
    11,957,330   FNMA+/-                                                             2.85         12/01/2040            12,540,153
    15,069,141   FNMA+/-                                                             2.68         08/01/2039            15,665,396

                      58 Wells Fargo Advantage Income Funds


                                       Portfolio of Investments--August 31, 2010

ADJUSTABLE RATE GOVERNMENT FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$   10,000,000   FNMA(a)                                                             1.00%        11/28/2011    $       10,023,440
         1,814   FNMA+/-                                                             7.75         02/01/2024                 1,851
         7,603   FNMA+/-                                                             3.13         07/01/2017                 7,696
        60,700   FNMA+/-                                                             3.11         06/01/2017                61,444
       150,242   FNMA+/-                                                             3.08         10/01/2017               152,083
       173,878   FNMA+/-                                                             3.04         05/01/2017               175,743
       335,750   FNMA+/-                                                             3.14         07/01/2017               339,347
     1,089,277   FNMA+/-                                                             3.04         08/01/2017             1,102,664
       856,693   FNMA+/-                                                             3.04         09/01/2017               862,344
     1,006,828   FNMA+/-                                                             3.11         05/01/2018             1,038,540
       562,565   FNMA+/-                                                             3.27         07/01/2017               562,979
         2,483   FNMA+/-                                                             2.88         08/01/2017                 2,508
       198,774   FNMA+/-                                                             2.85         12/01/2017               200,761
       100,469   FNMA+/-                                                             3.25         05/01/2017               101,711
        16,780   FNMA+/-                                                             3.38         07/01/2017                16,990
       393,730   FNMA+/-                                                             3.11         10/01/2018               396,647
     1,519,487   FNMA+/-                                                             3.04         04/01/2018             1,534,120
       139,666   FNMA+/-                                                             3.08         01/01/2018               140,945
       119,482   FNMA+/-                                                             4.53         07/01/2017               124,284
         8,873   FNMA+/-                                                             6.00         02/01/2017                 9,062
         1,544   FNMA+/-                                                             6.00         09/01/2017                 1,577
        55,989   FNMA+/-                                                             3.63         07/01/2016                57,259
       444,495   FNMA+/-                                                             2.71         11/01/2017               464,560
         3,684   FNMA+/-                                                             2.50         02/01/2019                 3,705
       173,771   FNMA+/-                                                             3.53         05/01/2028               178,887
        49,325   FNMA+/-                                                             3.63         01/01/2029                50,328
       309,771   FNMA+/-                                                             3.63         06/01/2016               316,625
     1,395,288   FNMA+/-                                                             3.11         10/01/2018             1,404,602
        19,927   FNMA+/-                                                             6.00         01/01/2020                20,981
        29,874   FNMA+/-                                                             3.00         02/01/2020                31,080
        31,904   FNMA+/-                                                             3.06         09/01/2018                33,097
        20,246   FNMA+/-                                                             4.10         10/01/2017                20,783
        15,262   FNMA+/-                                                             4.49         05/01/2018                15,270
         3,494   FNMA+/-                                                             5.73         01/01/2017                 3,653
       112,955   FNMA+/-                                                             3.50         09/01/2019               114,474
        15,670   FNMA+/-                                                             3.15         04/01/2018                15,875
         9,007   FNMA+/-                                                             4.33         01/01/2019                 8,999
        55,320   FNMA+/-                                                             2.19         03/01/2015                55,545
        10,473   FNMA+/-                                                             1.68         01/01/2021                10,559
         1,815   FNMA+/-                                                             2.82         06/01/2019                 1,835
         4,467   FNMA+/-                                                             3.13         05/01/2019                 4,525
        26,607   FNMA+/-                                                             2.94         02/01/2018                26,890
         1,794   FNMA+/-                                                             3.00         03/01/2021                 1,818
        36,852   FNMA+/-                                                             4.14         03/01/2018                38,089
        23,629   FNMA+/-                                                             3.55         12/01/2022                24,214
       252,228   FNMA+/-                                                             2.89         12/01/2021               253,590
        58,087   FNMA+/-                                                             3.08         11/01/2023                58,920
           953   FNMA                                                                8.00         02/01/2030                 1,102
         7,741   FNMA                                                                9.00         05/01/2021                 8,645
        67,853   FNMA                                                                7.06         11/01/2024                76,466
        64,717   FNMA                                                                7.06         12/01/2024                72,932
        42,784   FNMA                                                                7.06         01/01/2025                48,215
       125,591   FNMA+/-                                                             2.74         12/01/2024               129,276
       126,654   FNMA                                                                7.06         03/01/2025               142,731
        17,042   FNMA                                                                7.06         03/01/2025                19,205
        28,453   FNMA                                                                7.06         04/01/2025                32,128

                      Wells Fargo Advantage Income Funds 59


Portfolio of Investments--August 31, 2010

ADJUSTABLE RATE GOVERNMENT FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$       17,012   FNMA+/-                                                             3.10%        04/01/2019    $           17,235
       110,480   FNMA+/-                                                             2.61         08/01/2025               115,462
        23,125   FNMA+/-                                                             3.09         11/01/2024                23,497
         8,388   FNMA+/-                                                             2.41         07/01/2025                 8,402
         1,541   FNMA+/-                                                             5.96         05/01/2025                 1,550
        11,394   FNMA+/-                                                             2.97         04/01/2026                11,946
        31,121   FNMA+/-                                                             2.49         12/01/2025                31,448
        68,769   FNMA+/-                                                             4.40         10/01/2024                68,883
         5,735   FNMA+/-                                                             4.15         12/01/2016                 5,892
       196,454   FNMA+/-                                                             3.02         05/01/2025               205,648
        55,908   FNMA+/-                                                             2.50         01/01/2027                58,265
        64,975   FNMA+/-                                                             2.89         04/01/2024                68,291
       276,725   FNMA+/-                                                             3.06         09/01/2026               278,407
       112,160   FNMA+/-                                                             2.78         04/01/2024               117,546
        21,626   FNMA+/-                                                             2.53         07/01/2024                22,650
       142,035   FNMA+/-                                                             2.78         05/01/2027               148,540
     1,258,241   FNMA+/-                                                             3.02         09/01/2022             1,320,393
       174,687   FNMA+/-                                                             2.77         06/01/2027               182,908
       281,495   FNMA                                                                8.00         12/01/2026               325,084
       192,258   FNMA+/-                                                             2.89         11/01/2024               203,531
         7,291   FNMA                                                                8.50         04/01/2026                 7,330
        26,086   FNMA                                                                8.50         10/01/2026                30,186
        16,822   FNMA+/-                                                             2.79         01/01/2028                17,645
         5,362   FNMA+/-                                                             2.62         06/01/2027                 5,614
       161,847   FNMA+/-                                                             2.72         12/01/2028               170,082
     1,556,714   FNMA+/-                                                             2.76         01/01/2027             1,632,644
        20,382   FNMA                                                                7.00         11/01/2014                21,853
         1,243   FNMA                                                                8.00         03/01/2030                 1,433
        83,764   FNMA+/-                                                             3.47         04/01/2030                85,791
       126,084   FNMA                                                                9.50         08/01/2021               139,458
       157,147   FNMA+/-                                                             2.60         07/01/2030               164,739
       489,087   FNMA+/-                                                             2.81         07/01/2020               502,909
     1,050,092   FNMA+/-                                                             2.99         04/01/2033             1,092,478
        56,605   FNMA+/-                                                             2.54         04/01/2028                59,347
       294,971   FNMA+/-                                                             3.40         08/01/2030               303,958
       406,023   FNMA+/-                                                             2.95         07/01/2027               427,359
       776,770   FNMA+/-                                                             3.48         04/01/2024               814,543
       596,088   FNMA+/-                                                             3.00         07/01/2027               625,151
       219,334   FNMA+/-                                                             3.41         11/01/2024               228,786
        89,491   FNMA+/-                                                             2.31         08/01/2031                91,698
        99,019   FNMA+/-                                                             3.68         01/01/2031               102,285
       545,055   FNMA+/-                                                             3.31         07/01/2028               569,293
       402,518   FNMA+/-                                                             3.14         10/01/2028               423,790
       350,415   FNMA                                                                7.50         01/01/2031               398,529
       190,629   FNMA+/-                                                             1.92         08/01/2031               192,340
       159,482   FNMA+/-                                                             2.60         08/01/2031               166,147
       121,465   FNMA+/-                                                             2.50         03/01/2031               126,947
       243,951   FNMA+/-                                                             1.90         12/01/2031               250,634
        16,213   FNMA                                                                8.00         02/01/2031                18,745
        14,646   FNMA                                                               10.50         04/01/2019                14,748
       621,439   FNMA                                                                7.50         02/01/2016               681,318
       428,613   FNMA+/-                                                             2.58         05/01/2032               444,680
     1,808,809   FNMA+/-                                                             2.78         12/01/2030             1,890,412
       138,410   FNMA+/-                                                             3.08         04/01/2032               144,101
       296,955   FNMA+/-                                                             2.27         07/01/2032               303,728
        73,613   FNMA+/-                                                             2.71         11/01/2032                76,724

                      60 Wells Fargo Advantage Income Funds


                                       Portfolio of Investments--August 31, 2010

ADJUSTABLE RATE GOVERNMENT FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$       23,942   FNMA+/-                                                             3.35%        09/01/2030    $           24,716
       294,324   FNMA+/-                                                             4.20         04/01/2032               300,492
       529,386   FNMA                                                                7.50         01/01/2033               602,366
       678,847   FNMA                                                                7.50         05/01/2033               773,336
       334,435   FNMA                                                                7.50         05/01/2033               379,145
       313,161   FNMA+/-                                                             2.94         01/01/2032               328,687
       112,182   FNMA                                                                8.50         02/01/2027               127,149
        64,589   FNMA+/-                                                             2.70         06/01/2032                67,333
       417,756   FNMA+/-                                                             2.80         06/01/2032               435,754
        59,024   FNMA                                                                8.00         07/01/2031                68,297
       452,351   FNMA+/-                                                             2.94         06/01/2032               475,033
     4,758,172   FNMA+/-                                                             3.36         07/01/2039             5,007,515
       192,692   FNMA+/-                                                             3.19         01/01/2033               199,553
     1,905,974   FNMA+/-                                                             3.13         01/01/2018             1,950,667
       112,181   FNMA+/-                                                             4.04         02/01/2033               113,661
       731,938   FNMA+/-                                                             2.70         04/01/2028               766,203
       186,570   FNMA+/-                                                             2.50         03/01/2028               187,845
       210,991   FNMA+/-                                                             3.41         09/01/2033               216,517
     4,199,573   FNMA+/-                                                             3.28         02/01/2035             4,261,176
       325,016   FNMA                                                                7.50         06/01/2033               369,479
       365,851   FNMA                                                                7.50         07/01/2033               416,500
         4,665   FNMA+/-                                                             2.50         08/01/2033                 4,719
     3,312,198   FNMA+/-                                                             2.74         12/01/2033             3,468,202
     1,738,905   FNMA                                                                6.50         08/01/2028             1,911,765
       376,603   FNMA+/-                                                             4.07         11/01/2022               387,651
    20,744,238   FNMA+/-                                                             2.35         10/01/2035            21,202,073
     3,137,206   FNMA+/-                                                             2.90         10/01/2034             3,278,181
     6,288,940   FNMA+/-                                                             2.78         11/01/2034             6,580,778
     1,104,037   FNMA+/-                                                             2.58         08/01/2035             1,138,872
    13,021,236   FNMA+/-                                                             3.23         10/01/2033            13,684,975
     8,239,548   FNMA+/-                                                             2.58         08/01/2036             8,404,765
    17,890,366   FNMA+/-                                                             2.58         02/01/2035            18,653,613
        82,850   FNMA SERIES 1989-74 CLASS J                                         9.80         10/25/2019               101,336
        33,321   FNMA SERIES 1989-96 CLASS H                                         9.00         12/25/2019                38,328
       537,821   FNMA SERIES 1992-039 CLASS FA+/-                                    2.04         03/25/2022               547,617
       103,645   FNMA SERIES 1992-045 CLASS F+/-                                     2.04         04/25/2022               105,227
        79,809   FNMA SERIES 1992-87 CLASS Z                                         8.00         05/25/2022                94,923
       455,228   FNMA SERIES 1993-113 CLASS FA+/-                                    1.96         07/25/2023               465,839
       956,217   FNMA SERIES 1994-14 CLASS F+/-                                      3.40         10/25/2023               996,571
       411,992   FNMA SERIES 1998-M5 CLASS D                                         6.35         06/25/2020               433,157
     2,467,796   FNMA SERIES 1998-T2 CLASS A5+/-                                     3.14         01/25/2032             2,557,074
       642,441   FNMA SERIES 2001-50 CLASS BA                                        7.00         10/25/2041               744,830
       696,999   FNMA SERIES 2001-63 CLASS FD+/-                                     0.87         12/18/2031               701,704
       489,448   FNMA SERIES 2001-81 CLASS F+/-                                      0.81         01/25/2032               492,036
     9,157,982   FNMA SERIES 2001-T10 CLASS A2                                       7.50         12/25/2041            10,766,353
       680,330   FNMA SERIES 2001-T12 CLASS A2                                       7.50         08/25/2041               799,812
    13,695,370   FNMA SERIES 2001-T12 CLASS A4+/-                                    4.47         08/25/2041            14,542,771
       384,798   FNMA SERIES 2001-T8 CLASS A1                                        7.50         07/25/2041               452,378
     1,779,859   FNMA SERIES 2001-W03 CLASS A                                        7.00         09/25/2041             2,063,524
       973,151   FNMA SERIES 2002-05 CLASS FD+/-                                     1.16         02/25/2032               989,458
    17,820,055   FNMA SERIES 2002-66 CLASS A3+/-                                     4.17         04/25/2042            18,791,804
     3,491,582   FNMA SERIES 2002-D12 CLASS A5+/-                                    4.39         10/25/2041             3,591,874
     2,108,658   FNMA SERIES 2002-T12 CLASS A3                                       7.50         05/25/2042             2,478,991
     5,267,439   FNMA SERIES 2002-W04 CLASS A6+/-                                    4.56         05/25/2042             5,593,361
     2,245,357   FNMA SERIES 2003-07 CLASS A2 +/-                                    3.71         05/25/2042             2,380,078
     3,136,868   FNMA SERIES 2003-63 CLASS A8+/-                                     3.71         01/25/2043             3,311,847

                      Wells Fargo Advantage Income Funds 61


Portfolio of Investments--August 31, 2010

ADJUSTABLE RATE GOVERNMENT FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$      799,640   FNMA SERIES 2003-W02 CLASS 1A3                                      7.50%        07/25/2042    $          940,077
     6,843,906   FNMA SERIES 2003-W03 CLASS 1A2                                      7.00         08/25/2042             7,934,653
     2,193,766   FNMA SERIES 2003-W04 CLASS 5A+/-                                    4.35         10/25/2042             2,317,508
     3,160,913   FNMA SERIES 2003-W08 CLASS 4A+/-                                    4.33         11/25/2042             3,168,802
     6,147,798   FNMA SERIES 2003-W10 CLASS 2A+/-                                    4.32         06/25/2043             6,528,193
    27,338,288   FNMA SERIES 2003-W18 CLASS 2A+/-                                    4.46         06/25/2043            29,029,845
     3,930,702   FNMA SERIES 2004-T03 CLASS 2A+/-                                    4.53         08/25/2043             4,012,520
     1,356,392   FNMA SERIES 2004-T3 CLASS 1A3                                       7.00         02/25/2044             1,572,567
       692,121   FNMA SERIES 2004-W1 CLASS 2A2                                       7.00         12/25/2033               802,428
    12,331,500   FNMA SERIES 2004-W12 CLASS 2A+/-                                    4.42         06/25/2044            12,951,544
       628,385   FNMA SERIES 2004-W2 CLASS 5A                                        7.50         03/25/2044               738,745
        25,632   FNMA SERIES G92-06 CLASS F+/-                                       2.65         08/25/2021                25,694
       489,569   FNMA SERIES G92-20 CLASS FB+/-                                      2.04         04/25/2022               497,753
     1,568,177   FNMA SERIES G93-1 CLASS K                                           6.68         01/25/2023             1,770,926
     1,472,697   FNMA SERIES G93-19 CLASS FD+/-                                      1.96         04/25/2023             1,491,486
                                                                                                                       691,085,448
                                                                                                                ------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 3.79%
        51,159   GNMA                                                                9.00         02/20/2025                59,792
         8,866   GNMA+/-                                                             4.13         07/20/2022                 9,193
        24,237   GNMA+/-                                                             5.00         10/20/2015                25,184
       169,998   GNMA+/-                                                             4.00         01/20/2019               170,752
         7,076   GNMA+/-                                                             3.88         01/20/2022                 7,312
        41,748   GNMA+/-                                                             3.38         05/20/2027                42,968
         6,572   GNMA+/-                                                             3.63         09/20/2027                 6,793
        12,100   GNMA+/-                                                             3.38         01/20/2028                12,470
       734,673   GNMA+/-                                                             3.50         06/20/2032               756,667
       891,627   GNMA+/-                                                             3.13         11/20/2032               918,357
       122,326   GNMA+/-                                                             3.00         12/20/2032               125,927
        78,301   GNMA+/-                                                             3.50         03/20/2033                80,775
        59,099   GNMA                                                                6.45         09/20/2025                65,290
        74,511   GNMA                                                                7.00         07/20/2034                83,348
     2,607,516   GNMA                                                                6.50         08/20/2034             2,892,521
        18,633   GNMA                                                                7.25         05/15/2018                20,167
       151,462   GNMA                                                                6.75         02/15/2029               172,361
         1,233   GNMA                                                                9.00         07/20/2024                 1,437
           836   GNMA                                                                9.00         08/20/2024                   974
         3,078   GNMA                                                                9.00         09/20/2024                 3,589
        39,284   GNMA                                                                9.00         10/20/2024                45,809
           763   GNMA                                                                9.00         11/20/2024                   890
        11,616   GNMA                                                                9.00         01/20/2025                13,577
        23,577   GNMA+/-                                                             3.63         07/20/2022                24,368
         7,639   GNMA+/-                                                             4.13         07/20/2022                 7,921
        12,825   GNMA+/-                                                             3.63         07/20/2022                13,255
        15,274   GNMA+/-                                                             3.63         07/20/2022                15,786
       163,407   GNMA+/-                                                             3.63         09/20/2022               168,891
        85,924   GNMA+/-                                                             3.63         09/20/2022                88,808
        18,322   GNMA+/-                                                             3.63         09/20/2022                18,937
        68,679   GNMA+/-                                                             3.13         10/20/2022                70,738
       227,153   GNMA+/-                                                             3.13         10/20/2022               233,963
        10,088   GNMA+/-                                                             5.00         08/20/2015                10,491
       135,936   GNMA+/-                                                             3.13         11/20/2022               140,011
        11,777   GNMA+/-                                                             5.00         09/20/2015                12,247
       175,504   GNMA+/-                                                             3.13         11/20/2022               180,766
        52,417   GNMA+/-                                                             3.13         12/20/2022                53,989
       427,734   GNMA+/-                                                             4.00         01/20/2016               442,036

                      62 Wells Fargo Advantage Income Funds


                                       Portfolio of Investments--August 31, 2010

ADJUSTABLE RATE GOVERNMENT FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (continued)
$      685,993   GNMA+/-                                                             3.13%        12/20/2022    $          706,558
        24,997   GNMA+/-                                                             3.38         02/20/2016                25,761
        12,917   GNMA+/-                                                             3.13         12/20/2022                13,304
        55,577   GNMA+/-                                                             3.38         03/20/2016                57,275
        69,318   GNMA+/-                                                             4.00         03/20/2016                71,636
       108,951   GNMA+/-                                                             3.13         12/20/2022               112,218
        41,325   GNMA+/-                                                             3.38         04/20/2016                42,532
         9,261   GNMA+/-                                                             4.00         04/20/2016                 9,560
     1,616,404   GNMA+/-                                                             3.38         01/20/2023             1,665,806
       112,964   GNMA+/-                                                             3.38         01/20/2023               116,417
         3,605   GNMA+/-                                                             3.38         05/20/2016                 3,711
         1,543   GNMA+/-                                                             3.50         05/20/2016                 1,593
       136,215   GNMA+/-                                                             3.38         02/20/2023               140,379
        24,037   GNMA+/-                                                             3.63         07/20/2016                24,844
        79,837   GNMA+/-                                                             3.38         02/20/2023                82,277
       150,396   GNMA+/-                                                             3.38         02/20/2023               154,993
        27,955   GNMA+/-                                                             3.38         02/20/2023                28,809
       163,781   GNMA+/-                                                             3.38         03/20/2023               168,787
        26,518   GNMA+/-                                                             3.38         04/20/2023                27,293
        58,632   GNMA+/-                                                             3.38         04/20/2023                60,346
        25,645   GNMA+/-                                                             3.38         01/20/2017                26,429
        18,546   GNMA+/-                                                             3.38         05/20/2023                19,088
        32,935   GNMA+/-                                                             3.38         02/20/2017                33,942
       140,143   GNMA+/-                                                             3.38         02/20/2017               144,426
        56,732   GNMA+/-                                                             3.38         05/20/2023                58,390
        40,668   GNMA+/-                                                             3.38         03/20/2017                41,911
        24,864   GNMA+/-                                                             3.38         03/20/2017                25,624
       540,898   GNMA+/-                                                             3.38         06/20/2023               556,708
       251,020   GNMA+/-                                                             3.38         06/20/2023               258,357
       110,341   GNMA+/-                                                             3.38         05/20/2017               113,566
        40,308   GNMA+/-                                                             3.38         05/20/2017                41,486
         9,575   GNMA+/-                                                             3.63         07/20/2023                 9,896
         9,230   GNMA+/-                                                             3.38         06/20/2017                 9,499
        24,870   GNMA+/-                                                             3.63         07/20/2017                25,705
        37,838   GNMA+/-                                                             3.63         08/20/2017                39,107
       226,188   GNMA+/-                                                             3.63         08/20/2017               233,779
         9,688   GNMA+/-                                                             3.63         09/20/2017                10,013
         8,619   GNMA+/-                                                             3.63         09/20/2017                 8,908
        17,535   GNMA+/-                                                             3.13         08/20/2017                18,076
       244,724   GNMA+/-                                                             3.63         09/20/2017               252,937
        43,787   GNMA+/-                                                             3.63         09/20/2017                45,257
        16,551   GNMA+/-                                                             3.13         10/20/2017                17,047
       100,789   GNMA+/-                                                             3.13         10/20/2017               103,810
           558   GNMA+/-                                                             3.50         10/20/2017                   576
       167,805   GNMA+/-                                                             3.63         09/20/2023               173,437
       605,553   GNMA+/-                                                             3.63         09/20/2023               625,877
        50,291   GNMA+/-                                                             3.13         11/20/2017                51,799
        47,784   GNMA+/-                                                             3.13         11/20/2017                49,216
       104,727   GNMA+/-                                                             3.50         11/20/2017               108,124
        41,842   GNMA+/-                                                             4.00         11/20/2017                43,290
       769,103   GNMA+/-                                                             3.63         09/20/2023               794,916
        46,677   GNMA+/-                                                             3.13         09/20/2017                48,077
        37,006   GNMA+/-                                                             3.13         12/20/2017                38,115
       270,274   GNMA+/-                                                             3.13         12/20/2017               278,376
         4,971   GNMA+/-                                                             4.50         12/20/2017                 5,152

                      Wells Fargo Advantage Income Funds 63


Portfolio of Investments--August 31, 2010

ADJUSTABLE RATE GOVERNMENT FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (continued)
$    1,473,144   GNMA+/-                                                             3.13%        10/20/2023    $        1,517,308
        83,488   GNMA+/-                                                             3.38         01/20/2018                86,039
     1,151,041   GNMA+/-                                                             3.13         11/20/2023             1,185,548
        91,080   GNMA+/-                                                             3.50         02/20/2018                93,958
     1,156,060   GNMA+/-                                                             3.13         11/20/2023             1,190,718
        10,192   GNMA+/-                                                             3.50         03/20/2018                10,514
        53,591   GNMA+/-                                                             3.13         12/20/2023                55,198
       195,774   GNMA+/-                                                             3.13         12/20/2023               201,644
        10,524   GNMA+/-                                                             3.50         04/20/2018                10,839
        20,491   GNMA+/-                                                             4.00         04/20/2018                21,152
     1,582,712   GNMA+/-                                                             3.13         12/20/2023             1,630,160
         5,673   GNMA+/-                                                             3.50         05/20/2018                 5,843
        15,486   GNMA+/-                                                             3.38         06/20/2018                15,939
        85,806   GNMA+/-                                                             3.63         07/20/2018                88,686
         4,413   GNMA+/-                                                             3.63         07/20/2018                 4,561
        53,456   GNMA+/-                                                             3.63         08/20/2018                55,250
        40,381   GNMA+/-                                                             3.38         04/20/2024                41,561
        13,878   GNMA+/-                                                             3.63         08/20/2018                14,343
        10,183   GNMA+/-                                                             3.63         09/20/2018                10,524
       417,987   GNMA+/-                                                             3.38         04/20/2024               430,204
       367,266   GNMA+/-                                                             3.38         05/20/2024               378,001
        32,486   GNMA+/-                                                             3.38         05/20/2024                33,435
         8,653   GNMA+/-                                                             3.13         11/20/2018                 8,912
       136,558   GNMA+/-                                                             4.00         11/20/2018               141,284
        41,332   GNMA+/-                                                             3.38         06/20/2024                42,540
        30,389   GNMA+/-                                                             3.38         06/20/2024                31,277
         3,646   GNMA+/-                                                             3.13         12/20/2018                 3,755
       212,565   GNMA+/-                                                             3.38         06/20/2024               218,779
         6,301   GNMA+/-                                                             3.38         01/20/2019                 6,494
       175,720   GNMA+/-                                                             3.63         07/20/2024               181,617
     1,026,800   GNMA+/-                                                             3.63         07/20/2024             1,061,262
        15,418   GNMA+/-                                                             3.38         02/20/2019                15,889
        62,316   GNMA+/-                                                             3.50         02/20/2019                64,285
       575,417   GNMA+/-                                                             3.63         07/20/2024               594,730
         5,217   GNMA+/-                                                             3.38         03/20/2019                 5,376
        28,017   GNMA+/-                                                             3.38         03/20/2019                28,874
        71,240   GNMA+/-                                                             3.63         08/20/2024                73,631
        91,679   GNMA+/-                                                             3.63         08/20/2024                94,756
        35,147   GNMA+/-                                                             3.38         05/20/2019                36,175
        11,126   GNMA+/-                                                             4.00         05/20/2019                11,485
        69,090   GNMA+/-                                                             3.38         06/20/2019                71,110
         5,531   GNMA+/-                                                             4.50         06/20/2019                 5,723
     1,933,681   GNMA+/-                                                             3.13         10/20/2024             1,991,651
       836,643   GNMA+/-                                                             3.13         10/20/2024               861,725
        55,177   GNMA+/-                                                             3.63         08/20/2019                57,029
       165,940   GNMA+/-                                                             3.13         11/20/2024               170,915
       902,975   GNMA+/-                                                             3.13         11/20/2024               930,046
        89,820   GNMA+/-                                                             3.63         09/20/2019                92,834
       574,009   GNMA+/-                                                             3.13         12/20/2024               591,218
       235,447   GNMA+/-                                                             3.38         04/20/2025               242,329
        18,612   GNMA+/-                                                             3.50         01/20/2020                19,200
         9,375   GNMA+/-                                                             3.38         04/20/2025                 9,649
        16,683   GNMA+/-                                                             3.38         06/20/2020                17,171
        60,359   GNMA+/-                                                             3.50         06/20/2020                62,166
        11,246   GNMA+/-                                                             3.63         07/20/2025                11,623

                      64 Wells Fargo Advantage Income Funds


                                       Portfolio of Investments--August 31, 2010

ADJUSTABLE RATE GOVERNMENT FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (continued)
$        1,883   GNMA+/-                                                             3.63%        07/20/2020    $            1,947
       294,818   GNMA+/-                                                             3.63         09/20/2025               304,713
       987,490   GNMA+/-                                                             3.13         10/20/2025             1,017,095
        31,054   GNMA+/-                                                             3.13         11/20/2020                31,984
       199,046   GNMA+/-                                                             3.13         10/20/2025               205,013
        20,084   GNMA+/-                                                             3.13         12/20/2020                20,686
        46,654   GNMA+/-                                                             3.38         01/20/2021                48,080
           423   GNMA+/-                                                             3.38         01/20/2021                   436
       106,499   GNMA+/-                                                             3.38         02/20/2021               109,753
           631   GNMA+/-                                                             3.38         02/20/2021                   650
        18,618   GNMA+/-                                                             3.38         05/20/2021                19,162
     1,015,569   GNMA+/-                                                             3.38         01/20/2026             1,046,607
       130,514   GNMA+/-                                                             3.38         06/20/2021               134,329
       839,200   GNMA+/-                                                             3.38         02/20/2026               864,848
        41,508   GNMA+/-                                                             3.63         08/20/2021                42,902
        90,561   GNMA+/-                                                             3.63         08/20/2021                93,601
        20,829   GNMA+/-                                                             3.63         08/20/2021                21,528
       470,420   GNMA+/-                                                             3.13         10/20/2021               484,523
        49,578   GNMA+/-                                                             3.13         11/20/2021                51,064
        18,776   GNMA+/-                                                             3.13         12/20/2021                19,339
        49,682   GNMA+/-                                                             3.13         12/20/2021                51,172
       228,719   GNMA+/-                                                             3.38         01/20/2022               235,709
        77,857   GNMA+/-                                                             3.38         02/20/2022                80,236
       193,403   GNMA+/-                                                             3.38         02/20/2022               199,314
        10,747   GNMA+/-                                                             3.38         02/20/2022                11,075
         9,421   GNMA+/-                                                             3.38         02/20/2022                 9,709
       206,945   GNMA+/-                                                             3.38         03/20/2022               213,270
       384,009   GNMA+/-                                                             3.38         03/20/2022               395,745
        61,480   GNMA+/-                                                             3.38         03/20/2022                63,359
       633,878   GNMA+/-                                                             3.38         04/20/2022               652,405
       575,735   GNMA+/-                                                             3.38         04/20/2022               592,564
        75,550   GNMA+/-                                                             3.38         05/20/2022                77,759
       571,599   GNMA+/-                                                             3.38         05/20/2022               588,306
       152,405   GNMA+/-                                                             3.38         05/20/2022               156,859
        36,328   GNMA+/-                                                             3.38         05/20/2022                37,390
       168,432   GNMA+/-                                                             3.63         09/20/2026               174,085
       171,269   GNMA+/-                                                             3.13         10/20/2026               176,404
         9,789   GNMA+/-                                                             3.38         06/20/2022                10,075
        44,487   GNMA+/-                                                             3.38         06/20/2022                45,787
        15,203   GNMA+/-                                                             3.13         11/20/2026                15,659
       426,638   GNMA+/-                                                             3.38         01/20/2027               439,678
        12,324   GNMA+/-                                                             3.13         01/20/2027                12,694
        11,951   GNMA+/-                                                             3.38         02/20/2027                12,316
         3,982   GNMA+/-                                                             3.63         07/20/2027                 4,115
        30,538   GNMA+/-                                                             3.63         08/20/2027                31,563
         6,186   GNMA+/-                                                             3.63         08/20/2027                 6,393
        11,337   GNMA+/-                                                             3.13         10/20/2027                11,677
         9,742   GNMA+/-                                                             3.13         11/20/2027                10,034
       336,361   GNMA+/-                                                             3.13         12/20/2029               346,445
       192,083   GNMA+/-                                                             3.00         01/20/2030               197,545
       245,535   GNMA+/-                                                             3.13         10/20/2030               252,896
        17,394   GNMA+/-                                                             3.13         11/20/2031                17,916
         1,678   GNMA+/-                                                             3.13         12/20/2031                 1,729
       124,693   GNMA+/-                                                             3.50         04/20/2032               128,426
       300,442   GNMA+/-                                                             3.50         05/20/2032               309,436

                      Wells Fargo Advantage Income Funds 65


Portfolio of Investments--August 31, 2010

ADJUSTABLE RATE GOVERNMENT FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (continued)
$        5,509   GNMA+/-                                                             3.50%        02/20/2033    $            5,683
       106,078   GNMA                                                                6.45         04/20/2025               117,189
        59,749   GNMA                                                                6.45         05/20/2025                66,008
       435,040   GNMA                                                                6.50         06/20/2034               482,591
        91,383   GNMA                                                                6.50         06/20/2034               101,371
       129,051   GNMA                                                                7.00         07/20/2034               144,356
       105,321   GNMA                                                                6.50         08/20/2034               116,833
       247,639   GNMA                                                                6.50         08/20/2034               274,706
       136,826   GNMA                                                                6.50         08/20/2034               151,782
        11,282   GNMA                                                                9.00         02/15/2017                12,603
        13,049   GNMA                                                                9.00         05/15/2016                13,205
         2,371   GNMA                                                                9.00         07/15/2016                 2,412
        24,754   GNMA                                                                9.00         08/15/2016                27,432
        46,907   GNMA                                                                9.00         11/15/2016                51,982
        10,052   GNMA                                                                9.00         11/15/2016                10,117
        11,582   GNMA                                                                9.00         11/15/2016                12,835
         8,416   GNMA                                                                9.00         05/15/2017                 8,471
           710   GNMA                                                                9.00         12/15/2016                   722
         2,019   GNMA                                                                9.00         02/15/2017                 2,256
        15,045   GNMA                                                                9.00         07/15/2017                16,807
        46,361   GNMA                                                                7.25         11/15/2017                50,391
        33,478   GNMA                                                                7.25         01/15/2018                36,761
        35,429   GNMA                                                                7.25         01/15/2018                39,109
        36,082   GNMA                                                                7.25         02/15/2018                39,576
        66,954   GNMA                                                                7.25         09/15/2017                73,476
        17,571   GNMA                                                                7.25         08/15/2017                19,283
       141,372   GNMA                                                                7.25         10/15/2017               154,635
        72,185   GNMA                                                                7.25         10/15/2017                78,891
        44,168   GNMA                                                                7.25         07/15/2017                48,470
        65,873   GNMA                                                                7.25         08/15/2017                72,034
        53,499   GNMA                                                                7.25         08/15/2017                58,292
         3,742   GNMA                                                                9.00         05/15/2017                 4,181
         6,202   GNMA                                                                9.00         03/15/2020                 7,145
         1,298   GNMA                                                                9.00         08/15/2021                 1,321
    11,746,510   GNMA SERIES 2003-1 CLASS SW +/-(c)                                  0.60         06/16/2031                77,364
     2,207,999   GNMA SERIES 2004-41 CLASS SE +/-(c)                                 6.93         05/20/2030                48,790
                                                                                                                        42,177,395
                                                                                                                ------------------
TOTAL AGENCY SECURITIES (COST $1,081,321,886)                                                                        1,094,688,396
                                                                                                                ------------------
YANKEE OBLIGATIONS - GOVERNMENT: 0.35%
     4,062,500   INSTITUTO NACIONAL DE HABITACAO U.S. AID Agency+/-(a)(i)            0.81         12/01/2016             3,859,375
TOTAL YANKEE OBLIGATIONS - GOVERNMENT (COST $4,062,500)                                                                  3,859,375
                                                                                                                ------------------
SHORT-TERM INVESTMENTS: 3.07%
US TREASURY BILLS: 0.04%
       500,000   U.S. TREASURY BILL##                                                0.07         10/14/2010               499,934
                                                                                                                ------------------

                      66 Wells Fargo Advantage Income Funds


                                       Portfolio of Investments--August 31, 2010

ADJUSTABLE RATE GOVERNMENT FUND

    SHARES       SECURITY NAME                                                      YIELD                             VALUE
--------------   ------------------------------------------------------------   -------------                   ------------------
INVESTMENT COMPANIES: 3.03%
    33,717,580   WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND(l)(u)            0.07%                      $       33,717,580
                                                                                                                ------------------
TOTAL SHORT-TERM INVESTMENTS (COST $34,217,536)                                                                         34,217,514
                                                                                                                ------------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $1,119,601,922)*                                             101.86%                                        1,132,765,285
OTHER ASSETS AND LIABILITIES, NET                                      (1.86)                                          (20,728,334)
                                                                      ------                                    ------------------
TOTAL NET ASSETS                                                      100.00%                                   $    1,112,036,951
                                                                      ------                                    ------------------

----------
+/-  Variable rate investments.

(c) Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security for which the designation as illiquid is unaudited.

##   Zero coupon security. Rate represents yield to maturity.

(l)  Investment in an affiliate.

(u)  Rate shown is the 7-day annualized yield at period end.


* Cost for federal income tax purposes is $1,121,153,247 and net unrealized appreciation (depreciation) consist of:

Gross unrealized appreciation   $16,067,061
Gross unrealized depreciation    (4,455,023)
                                -----------
Net unrealized appreciation     $11,612,038

The accompanying notes are an integral part of these financial statements.

                      Wells Fargo Advantage Income Funds 67


Portfolio of Investments--August 31, 2010

GOVERNMENT SECURITIES FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
AGENCY SECURITIES: 52.51%
FEDERAL HOME LOAN BANK: 1.17%
$   20,400,000   FHLB                                                                1.63%        03/20/2013    $       20,818,501
     6,150,000   FHLB                                                                5.63         03/14/2036             7,659,782
                                                                                                                        28,478,283
                                                                                                                ------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION: 6.56%
     8,525,000   FHLMC##                                                             0.18         09/20/2010             8,524,190
    36,600,000   FHLMC<<##                                                           0.19         09/28/2010            36,596,999
    25,000,000   FHLMC                                                               0.88         10/28/2013            24,915,125
       795,109   FHLMC(a)                                                            2.93         11/01/2012               798,213
    10,485,085   FHLMC                                                               6.00         05/25/2043            11,451,679
            26   FHLMC #170053                                                      14.75         08/01/2011                    26
           830   FHLMC #170053                                                      15.00         08/01/2011                   887
           125   FHLMC #170069                                                      14.00         11/01/2012                   127
           129   FHLMC #170189                                                       9.50         09/01/2016                   145
           918   FHLMC #170198                                                       9.50         10/01/2016                 1,027
        22,846   FHLMC #170215                                                       8.00         02/01/2017                25,285
        49,670   FHLMC #170235                                                      10.50         08/01/2019                57,900
        11,259   FHLMC #1B0123+/-                                                    3.41         09/01/2031                11,675
         7,951   FHLMC #1B0128+/-                                                    3.41         09/01/2031                 8,238
       334,059   FHLMC #1B0129+/-                                                    3.53         09/01/2031               341,999
     4,142,859   FHLMC #1G1393+/-                                                    5.92         12/01/2036             4,401,182
     2,897,670   FHLMC #1J0817+/-                                                    5.75         01/01/2038             3,089,573
     6,800,295   FHLMC #1Q0183+/-                                                    5.91         10/01/2036             7,192,195
     3,753,671   FHLMC #1R0005+/-                                                    3.75         07/01/2032             3,848,223
         2,189   FHLMC #302625                                                       9.50         02/01/2018                 2,198
            68   FHLMC #306642                                                      10.50         02/01/2019                    78
            59   FHLMC #360008                                                      10.00         08/01/2017                    65
            30   FHLMC #360044                                                      10.00         01/01/2019                    35
            47   FHLMC #360063                                                      10.50         06/01/2019                    55
           135   FHLMC #360067                                                      10.00         08/01/2019                   153
           441   FHLMC #360071                                                       9.50         08/01/2019                   505
         1,399   FHLMC #360077                                                       9.00         08/01/2019                 1,599
           717   FHLMC #360080                                                       9.00         12/01/2019                   822
            22   FHLMC #360089                                                       9.50         02/01/2020                    26
           271   FHLMC #360096                                                       9.00         02/01/2020                   311
            47   FHLMC #360104                                                      10.00         03/01/2020                    55
            92   FHLMC #360108                                                      10.00         06/01/2020                   107
           149   FHLMC #360109                                                      10.00         07/01/2020                   174
           166   FHLMC #360110                                                       9.50         06/01/2020                   192
            92   FHLMC #360114                                                      10.00         08/01/2020                   107
         1,265   FHLMC #360116                                                       9.50         08/01/2020                 1,466
           167   FHLMC #360117                                                       9.50         09/01/2020                   193
            71   FHLMC #360122                                                       9.50         10/01/2020                    82
           324   FHLMC #530935                                                      10.50         05/01/2019                   374
           200   FHLMC #531025                                                       9.00         08/01/2019                   205
            59   FHLMC #533736                                                       9.50         08/01/2018                    60
           368   FHLMC #537360                                                       9.00         08/01/2019                   381
           513   FHLMC #538318                                                      10.00         12/01/2019                   596
           246   FHLMC #538321                                                       9.00         01/01/2020                   282
        89,392   FHLMC #545187                                                      10.50         12/01/2019               103,904
         5,234   FHLMC #546817                                                       9.00         02/01/2020                 5,982
         3,029   FHLMC #547036                                                       9.00         03/01/2020                 3,474
         3,113   FHLMC #547212                                                      10.50         02/01/2020                 3,631
           401   FHLMC #547408                                                       9.00         03/01/2020                   462

                      68 Wells Fargo Advantage Income Funds


                                       Portfolio of Investments--August 31, 2010

GOVERNMENT SECURITIES FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (continued)
$        9,572   FHLMC #549166                                                      10.50%        05/01/2020    $           11,163
           674   FHLMC #549849                                                       9.00         09/01/2020                   773
        63,699   FHLMC #552435                                                      10.50         08/01/2020                74,777
            32   FHLMC #553178                                                       9.50         09/01/2020                    37
           106   FHLMC #554395                                                       9.00         12/01/2020                   122
         9,121   FHLMC #554793                                                       9.00         04/01/2021                10,495
       216,740   FHLMC #555503                                                       9.00         04/01/2021               233,186
       408,141   FHLMC #611023+/-                                                    2.58         10/01/2026               425,461
       167,283   FHLMC #786210+/-                                                    6.38         01/01/2026               174,209
       494,244   FHLMC #786823+/-                                                    2.92         07/01/2029               517,312
       206,122   FHLMC #789483+/-                                                    3.13         06/01/2032               215,280
       148,675   FHLMC #865496+/-                                                    5.47         05/01/2026               155,982
       105,371   FHLMC #884009                                                      10.50         05/01/2020               124,100
        25,125   FHLMC #A00687                                                       9.50         09/01/2020                28,051
        12,162   FHLMC #A01144                                                       9.00         03/01/2021                13,676
        17,062   FHLMC #A01434                                                       9.00         06/01/2016                17,290
       165,634   FHLMC #A01562                                                       9.00         11/01/2018               175,364
        42,582   FHLMC #A01620                                                       9.00         04/01/2017                45,083
        34,120   FHLMC #A01659                                                       9.00         01/01/2017                37,370
        37,255   FHLMC #A01860                                                       8.50         06/01/2017                41,301
     7,195,753   FHLMC #A93454                                                       5.00         08/01/2040             7,648,861
     1,288,748   FHLMC #B13066                                                       4.00         03/01/2014             1,327,737
     1,005,687   FHLMC #B13579                                                       5.00         04/01/2019             1,077,139
       804,654   FHLMC #B13580                                                       5.00         04/01/2019               861,823
     7,038,819   FHLMC #B13654                                                       4.00         04/01/2014             7,258,932
     1,470,932   FHLMC #B15194                                                       5.00         06/01/2019             1,575,438
     1,649,319   FHLMC #B16884                                                       5.00         10/01/2019             1,766,500
     4,325,493   FHLMC #B17855                                                       5.00         02/01/2020             4,626,051
           140   FHLMC #C00001                                                       9.50         10/01/2020                   163
           223   FHLMC #C00004                                                       9.50         11/01/2020                   259
           782   FHLMC #C00032                                                       9.00         04/01/2021                   903
           430   FHLMC #C00038                                                       9.50         05/01/2021                   499
         1,625   FHLMC #C00054                                                       9.00         08/01/2021                 1,874
        13,886   FHLMC #C00149                                                       8.50         07/01/2022                16,070
        16,460   FHLMC #C00288                                                       7.00         12/01/2023                18,532
        62,300   FHLMC #C00470                                                       8.00         08/01/2026                71,684
        52,922   FHLMC #C00483                                                       8.00         11/01/2026                60,894
         1,749   FHLMC #C00494                                                       7.00         12/01/2026                 1,977
       123,137   FHLMC #C00647                                                       6.50         09/01/2028               136,466
         8,586   FHLMC #C00756                                                       7.00         04/01/2029                 9,724
        74,981   FHLMC #C00765                                                       7.00         05/01/2029                84,983
            20   FHLMC #C01197                                                       6.50         07/01/2031                    23
       532,778   FHLMC #C01345                                                       7.00         04/01/2032               601,717
       279,730   FHLMC #C01410                                                       6.00         10/01/2032               307,213
     3,339,007   FHLMC #C03478                                                       4.50         06/01/2040             3,506,653
        27,187   FHLMC #C14179                                                       6.50         09/01/2028                30,130
         2,363   FHLMC #C25760                                                       7.00         04/01/2029                 2,678
        93,752   FHLMC #C31808                                                       7.50         10/01/2029               106,819
       505,382   FHLMC #C59553                                                       7.50         11/01/2031               576,551
       660,242   FHLMC #C65576                                                       7.50         04/01/2032               753,620
        22,182   FHLMC #C80168                                                       8.00         06/01/2024                25,470
         3,201   FHLMC #C80235                                                       9.00         09/01/2024                 3,736
       409,200   FHLMC #C90544                                                       6.50         04/01/2022               453,515
         1,155   FHLMC #D01863                                                       9.00         09/01/2020                 1,327
           182   FHLMC #D02894                                                       9.00         02/01/2021                   211
         4,252   FHLMC #D03267                                                       9.00         03/01/2021                 4,308

                      Wells Fargo Advantage Income Funds 69


Portfolio of Investments--August 31, 2010

GOVERNMENT SECURITIES FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (continued)
$       16,915   FHLMC #D03958                                                       9.00%        03/01/2021    $           17,024
         1,571   FHLMC #D05708                                                       9.00         06/01/2021                 1,811
         7,190   FHLMC #D07418                                                       9.00         07/01/2021                 8,291
         5,700   FHLMC #D07542                                                       9.00         07/01/2021                 6,572
         8,867   FHLMC #D18037                                                       9.00         04/01/2022                10,257
        14,338   FHLMC #D52807                                                       7.00         05/01/2024                16,143
         8,802   FHLMC #D54010                                                       8.00         06/01/2024                10,107
        17,321   FHLMC #D54132                                                       8.00         06/01/2024                19,888
         4,062   FHLMC #D57038                                                       9.00         10/01/2024                 4,742
        29,272   FHLMC #D70632                                                       6.50         04/01/2026                32,249
         7,057   FHLMC #D70792                                                       6.50         04/01/2026                 7,774
         9,685   FHLMC #D73666                                                       8.50         08/01/2026                11,291
        34,204   FHLMC #D73888                                                       8.50         08/01/2026                39,874
           445   FHLMC #D76733                                                       7.00         12/01/2026                   503
         2,873   FHLMC #D76735                                                       7.00         12/01/2026                 3,247
         5,072   FHLMC #D76758                                                       7.00         12/01/2026                 5,734
           157   FHLMC #D76770                                                       7.00         12/01/2026                   177
         1,748   FHLMC #D76913                                                       7.00         12/01/2026                 1,976
       837,150   FHLMC #E79794                                                       7.00         10/01/2014               898,634
     1,600,291   FHLMC #E96459                                                       5.00         05/01/2018             1,712,988
         1,908   FHLMC #G00137                                                       9.00         07/01/2022                 2,204
        88,537   FHLMC #G00159                                                       8.00         08/01/2023                99,991
       216,728   FHLMC #G00319                                                       9.50         04/01/2025               252,880
         6,889   FHLMC #G00484                                                       8.50         05/01/2026                 8,018
        47,588   FHLMC #G00683                                                       8.50         12/01/2025                55,549
        42,534   FHLMC #G01019                                                       8.00         11/01/2028                48,752
       172,001   FHLMC #G01236                                                      10.00         10/01/2021               190,119
         1,860   FHLMC #G10783                                                       8.50         06/01/2012                 1,939
         3,892   FHLMC #G11136                                                       6.50         05/01/2011                 3,930
        23,146   FHLMC #G11200                                                       8.00         01/01/2012                24,020
       384,516   FHLMC #G11209                                                       7.50         12/01/2011               396,146
       117,033   FHLMC #G11345                                                       7.50         12/01/2011               120,876
       434,225   FHLMC #G11368                                                       7.50         12/01/2012               454,373
       141,935   FHLMC #G11451                                                       6.50         04/01/2018               153,628
       432,935   FHLMC #G12008                                                       6.50         04/01/2021               468,600
     6,566,560   FHLMC #G18005                                                       5.00         08/01/2019             7,033,100
       952,294   FHLMC #G80106                                                      10.00         08/17/2022             1,080,959
     1,671,984   FHLMC #G80116                                                      10.00         02/17/2025             1,933,160
     1,872,215   FHLMC #G80193                                                       9.50         09/17/2022             2,134,175
       137,869   FHLMC #G90023                                                       7.00         11/17/2013               143,791
     4,025,410   FHLMC #H01193                                                       6.50         08/01/2037             4,343,535
     1,664,122   FHLMC #H01792                                                       6.50         10/01/2037             1,795,636
        39,061   FHLMC #N70012                                                      10.50         08/01/2020                45,557
                                                                                                                       160,213,994
                                                                                                                ------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 41.20%
    29,170,000   FNMA<<                                                              2.38         07/28/2015            30,212,769
    18,325,000   FNMA%%                                                              3.50         08/25/2025            18,923,421
    18,125,000   FNMA%%                                                              4.00         07/25/2040            18,767,876
    47,950,000   FNMA%%                                                              4.50         09/25/2024            50,722,085
    92,930,000   FNMA%%                                                              4.50         02/25/2040            97,576,500
    27,800,000   FNMA##                                                              4.57         10/09/2019            18,326,594
   154,555,000   FNMA%%                                                              5.00         08/25/2036           164,118,091
     6,558,000   FNMA%%                                                              5.50         03/25/2023             7,053,949
    90,375,000   FNMA%%                                                              5.50         02/25/2038            96,630,667

                      70 Wells Fargo Advantage Income Funds


                                       Portfolio of Investments--August 31, 2010

GOVERNMENT SECURITIES FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$   48,735,000   FNMA%%                                                              6.00%        04/25/2038    $       52,466,249
       305,917   FNMA                                                                6.17         02/25/2016               312,011
     2,832,558   FNMA                                                                6.50         07/25/2042             3,189,726
     1,728,379   FNMA                                                                7.50         11/25/2031             2,031,926
        16,629   FNMA #035500                                                        8.50         05/01/2017                18,293
           516   FNMA #050363                                                        9.50         11/01/2020                   596
           421   FNMA #050443                                                        9.00         06/01/2021                   483
           624   FNMA #050466                                                        9.00         08/01/2021                   719
        51,887   FNMA #100042                                                       11.00         10/15/2020                58,978
       192,272   FNMA #100285                                                        9.50         12/15/2020               224,555
           279   FNMA #105590                                                        9.50         10/01/2020                   322
        21,015   FNMA #124702                                                        9.50         06/01/2022                23,148
            47   FNMA #1376                                                         15.50         10/01/2012                    48
     2,980,227   FNMA #160467                                                        6.07         09/01/2013             2,991,400
       241,988   FNMA #190180                                                        9.00         07/01/2021               271,054
         8,477   FNMA #190626                                                       11.25         02/01/2016                 8,541
        20,472   FNMA #239463                                                        8.00         08/01/2020                22,610
        15,900   FNMA #250627                                                        8.00         07/01/2026                18,363
        13,287   FNMA #250700                                                        8.00         10/01/2026                15,344
        39,714   FNMA #250737                                                        8.00         11/01/2026                45,863
         1,032   FNMA #250837                                                        8.50         02/01/2027                 1,196
         1,728   FNMA #250930                                                        8.50         03/01/2027                 2,003
        61,517   FNMA #253266                                                        8.00         05/01/2030                68,733
       347,686   FNMA #253951                                                        7.50         09/01/2031               396,334
       398,680   FNMA #254218                                                        7.00         02/01/2032               451,922
       108,277   FNMA #254223                                                        7.50         02/01/2032               123,491
       972,645   FNMA #254480                                                        7.00         10/01/2032             1,101,612
       361,995   FNMA #255166                                                        6.00         03/01/2024               395,103
         9,759   FNMA #255168                                                        7.00         02/01/2034                10,879
     1,359,628   FNMA #256314                                                        5.50         06/01/2016             1,438,625
    24,884,596   FNMA #257307                                                        6.00         08/01/2038            26,816,216
       130,127   FNMA #266514                                                        6.50         01/01/2024               143,739
        64,758   FNMA #278602                                                        8.50         08/01/2024                74,970
         9,778   FNMA #282451                                                        9.00         07/01/2024                11,363
         2,610   FNMA #287737                                                        9.00         03/01/2025                 3,033
            88   FNMA #290370                                                        8.00         12/01/2024                    89
         4,890   FNMA #291419                                                        9.00         03/01/2025                 5,694
         5,668   FNMA #291422                                                        9.00         04/01/2025                 6,599
        14,914   FNMA #297400                                                        9.00         02/01/2025                17,330
         1,094   FNMA #300484                                                        8.50         12/01/2014                 1,104
         3,477   FNMA #302746                                                        9.00         01/01/2025                 4,040
           112   FNMA #302951                                                        9.00         01/01/2025                   131
           805   FNMA #303548                                                        8.50         02/01/2012                   809
        26,849   FNMA #303979                                                        8.00         01/01/2026                30,941
        44,419   FNMA #304286                                                        9.00         03/01/2025                51,715
        50,979   FNMA #304461                                                        9.00         01/01/2025                59,353
         2,012   FNMA #306583                                                        9.00         03/01/2025                 2,343
           273   FNMA #306587                                                        9.00         03/01/2025                   318
        56,530   FNMA #306675                                                        9.00         03/01/2025                65,815
         6,466   FNMA #313034                                                        8.00         08/01/2026                 7,467
        11,268   FNMA #313041                                                        8.00         08/01/2026                12,985
       504,461   FNMA #313419                                                        8.50         12/01/2026               589,069
       145,913   FNMA #323013                                                        9.00         10/01/2021               164,909
         3,088   FNMA #323067                                                        8.00         02/01/2028                 3,570
       660,877   FNMA #323284                                                        8.50         05/01/2017               721,981
         3,440   FNMA #331154                                                        8.50         03/01/2027                 3,988

                      Wells Fargo Advantage Income Funds 71


Portfolio of Investments--August 31, 2010

GOVERNMENT SECURITIES FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$          614   FNMA #332748                                                        8.00%        12/01/2025    $              705
        19,262   FNMA #340658                                                        8.00         07/01/2026                22,244
           825   FNMA #341582                                                        8.50         08/01/2014                   829
         6,881   FNMA #345222                                                        8.00         07/01/2026                 7,947
         3,821   FNMA #345286                                                        8.00         09/01/2026                 4,412
        15,046   FNMA #345851                                                        8.00         07/01/2026                17,375
        49,117   FNMA #345915                                                        8.00         07/01/2026                56,723
         8,619   FNMA #346457                                                        8.00         10/01/2026                 9,954
        13,273   FNMA #347896                                                        8.50         06/01/2026                15,389
         9,741   FNMA #351258                                                        8.00         07/01/2026                11,249
        39,697   FNMA #351270                                                        8.50         07/01/2026                46,024
        13,023   FNMA #351675                                                        8.00         09/01/2026                15,039
         5,951   FNMA #351874                                                        8.00         09/01/2026                 6,872
           533   FNMA #352114                                                        8.00         09/01/2026                   616
            63   FNMA #352476                                                        8.00         07/01/2026                    73
       150,121   FNMA #354663                                                        8.00         09/01/2026               173,367
         6,607   FNMA #355022                                                        8.00         09/01/2026                 7,630
        20,221   FNMA #355364                                                        8.50         08/01/2026                23,444
        40,536   FNMA #355554                                                        8.00         08/01/2026                46,813
           434   FNMA #355619                                                        8.00         09/01/2026                   501
           421   FNMA #356353                                                        8.00         10/01/2026                   486
        29,614   FNMA #356766                                                        8.00         09/01/2026                34,200
         1,342   FNMA #356977                                                        8.00         09/01/2026                 1,549
     4,521,616   FNMA #357464                                                        4.50         12/01/2018             4,834,888
           904   FNMA #358045                                                        8.50         09/01/2026                 1,048
         1,128   FNMA #358054                                                        8.00         09/01/2026                 1,303
           449   FNMA #358139                                                        8.50         10/01/2026                   521
         2,750   FNMA #358451                                                        8.00         09/01/2026                 3,176
        36,035   FNMA #358477                                                        8.00         10/01/2026                41,615
           867   FNMA #358627                                                        8.00         09/01/2026                 1,001
         1,446   FNMA #358780                                                        8.00         09/01/2026                 1,670
         4,153   FNMA #359335                                                        8.00         11/01/2026                 4,796
           662   FNMA #359625                                                        8.00         10/01/2026                   764
         8,628   FNMA #361100                                                        8.00         10/01/2026                 8,715
        12,952   FNMA #361518                                                        8.50         10/01/2026                15,016
        34,809   FNMA #362047                                                        8.00         10/01/2026                40,199
        14,704   FNMA #362050                                                        8.50         11/01/2026                17,047
        35,848   FNMA #362101                                                        8.00         10/01/2026                41,399
        23,010   FNMA #362418                                                        8.00         10/01/2026                26,573
        20,788   FNMA #363712                                                        8.00         11/01/2026                24,007
        23,395   FNMA #364215                                                        7.50         07/01/2015                23,507
         5,463   FNMA #364444                                                        8.00         11/01/2026                 6,309
         7,711   FNMA #366137                                                        8.50         11/01/2026                 8,940
        42,295   FNMA #367715                                                        8.50         12/01/2026                49,037
           389   FNMA #367736                                                        8.50         12/01/2026                   451
        30,621   FNMA #368032                                                        7.00         11/01/2026                34,492
     2,159,969   FNMA #368034                                                        8.00         11/01/2026             2,541,547
         6,177   FNMA #370205                                                        8.50         01/01/2027                 7,162
        11,133   FNMA #372219                                                        8.50         02/01/2027                12,924
        14,552   FNMA #379132                                                        8.00         09/01/2027                16,824
     1,540,516   FNMA #383604                                                        6.65         05/01/2016             1,798,972
       384,772   FNMA #385616                                                        5.24         12/01/2012               387,991
     6,776,950   FNMA #387402                                                        5.03         05/01/2015             7,549,443
     3,479,025   FNMA #387646                                                        5.22         10/01/2015             3,906,499
         1,362   FNMA #397612                                                        8.00         08/01/2027                 1,575
       853,450   FNMA #398800                                                        8.00         06/01/2012               878,728

                      72 Wells Fargo Advantage Income Funds


                                       Portfolio of Investments--August 31, 2010

GOVERNMENT SECURITIES FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$       10,340   FNMA #398805                                                        8.50%        11/01/2011    $           10,482
        11,521   FNMA #399823                                                        8.00         09/01/2027                13,320
        43,388   FNMA #409385                                                        8.00         12/01/2026                50,107
       104,721   FNMA #417768                                                        6.50         03/01/2028               115,642
        26,546   FNMA #426843                                                       11.00         02/01/2019                26,742
        38,936   FNMA #439935                                                        8.00         04/01/2017                41,719
        19,819   FNMA #446430                                                        8.00         10/01/2027                22,781
        50,405   FNMA #456563                                                        8.50         08/01/2029                58,626
       552,062   FNMA #457277+/-                                                     2.91         10/01/2027               580,792
       192,447   FNMA #458018                                                       12.00         07/15/2014               218,953
     9,145,582   FNMA #460206                                                        6.18         06/01/2013             9,397,278
       577,878   FNMA #460207                                                        5.60         11/01/2013               584,197
    11,062,583   FNMA #461110                                                        4.62         07/01/2013            11,800,718
     4,335,554   FNMA #461647                                                        6.08         01/01/2019             4,406,999
     4,616,113   FNMA #461966                                                        5.55         09/01/2019             4,739,634
     1,067,366   FNMA #462153                                                        7.48         01/01/2025             1,072,999
    10,852,805   FNMA #462846                                                        4.15         07/01/2014            11,734,820
     3,413,351   FNMA #464495                                                        4.68         02/01/2020             3,751,590
    25,234,348   FNMA #466017##                                                      0.20         10/01/2010            25,230,352
       476,126   FNMA #487758                                                        8.50         05/01/2026               553,655
       170,588   FNMA #487759                                                        9.50         07/01/2028               198,441
         1,072   FNMA #505851                                                        8.50         07/01/2029                 1,247
       107,627   FNMA #506238                                                        8.00         09/01/2028               124,293
        91,945   FNMA #516051                                                        9.50         01/01/2021               105,549
        16,879   FNMA #535183                                                        8.00         06/01/2028                19,452
       131,417   FNMA #535537                                                        9.00         07/01/2028               151,074
        82,649   FNMA #535573                                                        8.00         11/01/2013                85,689
       267,713   FNMA #535752                                                       10.00         12/01/2020               307,894
       831,816   FNMA #538435+/-                                                     3.46         07/01/2026               868,605
       386,927   FNMA #539118                                                        8.00         02/01/2030               443,998
       131,732   FNMA #545117+/-                                                     2.81         12/01/2040               137,275
       598,811   FNMA #545187+/-                                                     2.69         09/01/2031               625,714
       143,588   FNMA #545208+/-                                                     2.91         09/01/2031               150,476
       420,487   FNMA #545460+/-                                                     3.04         11/01/2031               437,284
       753,326   FNMA #545686                                                        6.50         06/01/2017               816,983
     1,675,638   FNMA #54844+/-                                                      3.52         09/01/2027             1,725,291
       433,514   FNMA #555161                                                        6.00         12/01/2013               464,880
     2,523,387   FNMA #555569                                                        6.00         05/01/2016             2,722,521
     6,836,239   FNMA #555710                                                        4.50         08/01/2018             7,309,874
         7,606   FNMA #601997                                                        7.00         09/01/2031                 8,622
        11,640   FNMA #610591                                                        7.00         01/01/2032                13,195
        61,210   FNMA #624554                                                        7.00         02/01/2032                69,343
       240,407   FNMA #635726+/-                                                     2.56         04/01/2032               249,169
       265,101   FNMA #646643+/-                                                     2.67         06/01/2032               277,251
     1,398,125   FNMA #66414+/-                                                      4.59         09/01/2028             1,458,757
        63,569   FNMA #669258                                                        8.00         01/01/2030                72,318
       253,223   FNMA #675479+/-                                                     2.88         01/01/2033               265,504
       171,189   FNMA #675491+/-                                                     3.30         04/01/2033               179,251
       110,065   FNMA #693297                                                        8.00         05/01/2027               125,212
        43,469   FNMA #695514                                                        8.50         10/01/2026                50,325
       292,477   FNMA #695519                                                        8.50         11/01/2026               338,611
       205,529   FNMA #70765                                                         9.00         03/01/2021               236,273
     1,218,135   FNMA #724438                                                        8.50         06/01/2027             1,410,261
       182,756   FNMA #724658+/-                                                     4.49         07/01/2033               190,523
    19,198,908   FNMA #725249                                                        5.00         03/01/2034            20,582,829

                      Wells Fargo Advantage Income Funds 73


Portfolio of Investments--August 31, 2010

GOVERNMENT SECURITIES FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$    3,443,921   FNMA #725638                                                        5.00%        12/01/2018    $        3,686,452
     1,495,146   FNMA #725922                                                        6.50         12/01/2029             1,643,210
    29,336,358   FNMA #735062                                                        5.50         06/01/2034            31,704,521
     6,688,890   FNMA #735333+/-                                                     3.26         05/01/2036             6,866,149
     4,175,621   FNMA #735613                                                        6.00         02/01/2035             4,601,526
       349,228   FNMA #735644                                                        6.50         11/01/2031               383,812
    10,988,662   FNMA #739503                                                        5.50         09/01/2033            11,875,716
    10,100,890   FNMA #740227                                                        5.50         09/01/2033            10,916,279
       812,424   FNMA #745379                                                        7.00         04/01/2034               919,056
     5,030,345   FNMA #745678+/-                                                     4.60         05/01/2036             5,268,000
     6,358,458   FNMA #745743                                                        4.00         05/01/2021             6,750,485
     4,779,812   FNMA #745816+/-                                                     3.94         12/01/2035             4,949,614
     2,391,081   FNMA #787275+/-                                                     4.93         06/01/2034             2,489,535
       206,006   FNMA #804150                                                        7.00         12/01/2034               229,648
     2,975,583   FNMA #813158+/-                                                     2.70         12/01/2034             3,100,201
        22,186   FNMA #821938                                                        7.00         06/01/2035                24,695
     8,678,462   FNMA #835168                                                        5.50         08/01/2035             9,338,346
        56,869   FNMA #851813                                                        7.00         01/01/2036                63,300
     3,929,238   FNMA #873354                                                        5.61         02/01/2021             4,508,817
     3,368,127   FNMA #873429                                                        5.39         01/01/2024             3,737,361
     6,500,269   FNMA #873461                                                        5.67         03/01/2016             7,446,115
       998,399   FNMA #873468                                                        5.70         03/01/2016             1,131,582
     3,251,868   FNMA #873577                                                        5.55         05/01/2016             3,680,783
     3,764,021   FNMA #873616                                                        5.75         05/01/2021             3,986,788
     1,899,152   FNMA #873718                                                        5.95         06/01/2024             2,114,990
     5,868,813   FNMA #874071                                                        5.67         11/01/2021             6,530,151
     3,000,000   FNMA #874127                                                        5.64         12/01/2013             3,259,393
     1,732,000   FNMA #874164                                                        5.66         12/01/2016             1,931,473
    11,700,000   FNMA #874284                                                        5.12         01/01/2017            13,159,159
     1,733,000   FNMA #874819+/-                                                     5.99         09/01/2018             1,897,475
     1,137,273   FNMA #874877                                                        5.79         10/01/2017             1,281,096
     3,327,978   FNMA #886087                                                        6.50         07/01/2036             3,633,626
     5,413,570   FNMA #886686+/-                                                     6.03         08/01/2036             5,715,220
     1,336,657   FNMA #886761                                                        7.00         09/01/2036             1,487,233
    21,934,430   FNMA #888022                                                        5.00         02/01/2036            23,419,573
     3,595,242   FNMA #888332+/-                                                     3.79         05/01/2036             3,669,431
     3,086,234   FNMA #888512+/-                                                     3.69         02/01/2027             3,216,258
     9,512,862   FNMA #888538                                                        5.50         01/01/2037            10,236,191
     8,783,868   FNMA #888707                                                        7.50         10/01/2037             9,813,911
    18,558,899   FNMA #889398                                                        6.00         11/01/2037            20,016,898
     3,912,719   FNMA #892283+/-                                                     5.85         09/01/2036             4,149,777
     4,151,851   FNMA #895998                                                        6.50         07/01/2036             4,533,165
       397,822   FNMA #923441                                                        7.00         07/01/2047               440,326
     1,418,982   FNMA #924858                                                        6.50         09/01/2037             1,534,671
     2,507,098   FNMA #954965                                                        6.50         09/01/2037             2,711,500
     2,073,114   FNMA #957048                                                        5.79         12/01/2017             2,356,970
     1,145,863   FNMA #957144                                                        5.63         02/01/2018             1,298,382
     2,303,422   FNMA #958705                                                        4.79         05/01/2019             2,553,608
     6,570,066   FNMA #988565                                                        6.00         08/01/2038             7,080,055
     2,551,354   FNMA #AD0639                                                        6.00         12/01/2038             2,751,790
                                                                                                                     1,006,342,933
                                                                                                                ------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 3.38%
    49,420,000   GNMA%%                                                              4.50         05/20/2040            52,392,910
    21,150,000   GNMA%%                                                              5.00         12/15/2039            22,726,331

                      74 Wells Fargo Advantage Income Funds


                                       Portfolio of Investments--August 31, 2010

GOVERNMENT SECURITIES FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (continued)
$      240,871   GNMA #003446                                                        6.50%        09/20/2033    $          267,900
        30,038   GNMA #048283                                                       14.00         02/15/2012                33,764
        41,810   GNMA #053980                                                       14.00         06/15/2012                46,997
         3,219   GNMA #126600                                                       13.00         11/15/2014                 3,785
         1,724   GNMA #156899                                                        8.50         07/15/2016                 1,745
         8,607   GNMA #187603                                                        9.00         12/15/2016                 8,710
         3,363   GNMA #201                                                          14.00         09/20/2014                 3,395
        18,987   GNMA #258264                                                       10.00         12/15/2018                20,759
         8,039   GNMA #285264                                                        9.00         03/15/2020                 9,262
         4,092   GNMA #293778                                                        9.00         04/15/2021                 4,738
        87,847   GNMA #316476                                                        7.34         10/20/2021                98,695
        31,353   GNMA #319937                                                        7.34         12/20/2021                35,225
        34,093   GNMA #326228                                                        7.34         02/20/2022                38,409
        36,465   GNMA #326259                                                        7.34         04/20/2022                41,081
       159,509   GNMA #332246                                                        7.34         09/20/2022               179,699
         8,941   GNMA #338010                                                        8.00         06/15/2023                10,395
       101,407   GNMA #338533                                                        7.00         12/15/2022               114,936
         2,629   GNMA #345538                                                        8.00         02/15/2024                 3,064
         5,120   GNMA #353253                                                        8.00         04/15/2023                 5,181
         6,222   GNMA #371436                                                        8.00         09/15/2024                 7,250
           220   GNMA #372198                                                        8.00         06/15/2025                   256
        22,781   GNMA #372199                                                        8.00         06/15/2025                26,480
        33,618   GNMA #407233                                                        6.00         01/15/2013                36,313
        67,908   GNMA #411355                                                        6.50         12/15/2025                75,139
         9,671   GNMA #423780                                                        7.00         05/15/2026                11,028
         1,377   GNMA #424501                                                        6.00         06/15/2011                 1,487
         3,062   GNMA #434275                                                        6.50         04/15/2029                 3,435
        88,274   GNMA #456728                                                        7.00         03/15/2028               100,851
         4,865   GNMA #460756                                                        6.00         02/15/2013                 5,256
         6,746   GNMA #470296                                                        6.50         05/15/2029                 7,568
        24,674   GNMA #501055                                                        7.00         08/15/2031                28,240
         4,641   GNMA #52538                                                        15.00         07/15/2012                 4,737
         1,871   GNMA #533591                                                        7.00         01/15/2031                 2,142
         4,635   GNMA #533788                                                        6.50         05/15/2031                 5,193
        20,198   GNMA #544475                                                        7.00         04/15/2031                23,117
         1,508   GNMA #548335                                                        7.00         04/15/2031                 1,727
        18,293   GNMA #570329                                                        7.00         03/15/2032                20,955
         6,592   GNMA #578318                                                        6.50         07/15/2032                 7,350
         4,719   GNMA #589696                                                        7.00         05/15/2032                 5,406
     1,629,411   GNMA #605621                                                        6.00         08/20/2034             1,786,523
       111,460   GNMA #623496                                                        6.00         05/20/2034               122,207
       267,666   GNMA #780104                                                        9.50         10/20/2019               303,700
       120,715   GNMA #780110                                                       12.50         04/15/2019               128,808
     1,265,535   GNMA #780288                                                        8.00         12/15/2023             1,483,749
         1,581   GNMA #780763                                                        7.50         12/15/2010                 1,562
       906,959   GNMA #780867                                                        8.35         04/15/2020             1,030,952
       548,766   GNMA #780980                                                        8.40         05/15/2020               634,664
       419,446   GNMA #8678+/-                                                       3.63         08/20/2020               433,523
       242,608   GNMA #8714+/-                                                       3.13         11/20/2020               249,882
         1,425   GNMA #95643                                                        15.00         09/15/2012                 1,440
                                                                                                                        82,597,921
                                                                                                                ------------------

                      Wells Fargo Advantage Income Funds 75


Portfolio of Investments--August 31, 2010

GOVERNMENT SECURITIES FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
SMALL BUSINESS ADMINISTRATION: 0.01%
$      781,584   SBA #4796093007(c)(a)                                               1.44%        02/15/2018    $           27,199
       274,229   SBA #507511                                                         0.63         03/25/2013               267,357
     2,031,508   SBA SERIES 1992- 6 CLASS A(c)(i)(a)                                 1.51         10/15/2017                61,758
                                                                                                                           356,314
                                                                                                                ------------------
TENNESSEE VALLEY AUTHORITY: 0.19%
     3,670,000   TENNESSEE VALLEY AUTHORITY                                          5.38         04/01/2056             4,583,885
                                                                                                                ------------------
TOTAL AGENCY SECURITIES (COST $1,247,779,032)                                                                        1,282,573,330
                                                                                                                ------------------
ASSET BACKED SECURITIES: 0.89%
     2,267,192   CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2007-4 CLASS A3B+/-     0.98         12/15/2011             2,268,527
    19,165,000   CHASE ISSUANCE TRUST SERIES 2009-A3 CLASS A3                        2.40         06/17/2013            19,443,996
TOTAL ASSET BACKED SECURITIES (COST $21,428,884)                                                                        21,712,523
                                                                                                                ------------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 19.69%
     1,750,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES 2007-T28
                 CLASS AAB                                                           5.75         09/11/2042             1,954,150
    11,820,000   COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
                 2004-LB4A CLASS A4                                                  4.58         10/15/2037            12,062,511
     1,900,000   CREDIT SUISSE FIRST BOSTON MORTGAGE PASS-THROUGH
                 CERTIFICATES SERIES 2004-LFL2+/-                                    0.98         11/15/2019             1,797,266
     1,828,000   CREDIT SUISSE FIRST BOSTON MORTGAGE PASS-THROUGH
                 CERTIFICATES SERIES 2004-LFL2 CLASS J+/-                            1.23         11/15/2019             1,597,234
        45,263   FHLMC SERIES 16 CLASS D                                            10.00         10/15/2019                49,311
       202,517   FHLMC SERIES 1671 CLASS 1671-TA+/-                                  0.81         02/15/2024               202,894
    11,875,437   FHLMC SERIES 2882 CLASS TF+/-                                       0.53         10/15/2034            11,840,276
        16,035   FHLMC SERIES 3098 CLASS KI(c)                                       5.50         11/15/2024                     2
     7,772,420   FHLMC SERIES 3139 CLASS YD                                          4.38         04/15/2015             7,914,486
     6,051,013   FHLMC SERIES 3185 CLASS PA                                          4.50         08/15/2026             6,160,235
     9,163,444   FHLMC SERIES 3221 CLASS VA                                          5.00         09/15/2017            10,101,228
     3,993,500   FHLMC SERIES R007 CLASS AC                                          5.88         05/15/2016             4,041,090
     2,682,690   FHLMC SERIES T-57 CLASS 1A1                                         6.50         07/25/2043             3,022,637
     4,757,982   FHLMC SERIES T-67                                                   3.30         03/25/2036             5,001,167
     4,640,930   FHLMC SERIES T-67 CLASS 1A1C                                        3.34         03/25/2036             4,847,596
     7,048,477   FHLMC SERIES T-75 CLASS A1+/-                                       0.30         12/25/2036             7,005,334
       395,571   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-15 CLASS
                 A6+/-                                                               0.71         11/25/2028               370,532
     1,581,770   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-23 CLASS
                 A+/-                                                                0.54         05/25/2030             1,415,429
       695,245   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-35 CLASS
                 A+/-                                                                0.54         09/25/2031               657,872
     1,900,291   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-42 CLASS
                 A6                                                                  9.50         02/25/2042             2,323,996
       868,784   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-55 CLASS
                 2A1+/-                                                              4.10         03/25/2043               822,809
     4,969,748   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57 CLASS
                 2A1+/-                                                              4.27         07/25/2043             5,261,721
     1,987,696   FNMA GRANTOR TRUST SERIES 2000-T6 CLASS A2                          9.50         06/25/2030             2,431,201
     3,871,499   FNMA GRANTOR TRUST SERIES 2001-T10 CLASS A3                         9.50         12/25/2041             4,735,328
       980,302   FNMA GRANTOR TRUST SERIES 2001-T12 CLASS A3                         9.50         08/25/2041             1,199,032
     2,660,999   FNMA GRANTOR TRUST SERIES 2001-T8 CLASS A3                          4.96         07/25/2041             2,778,746
    15,275,044   FNMA GRANTOR TRUST SERIES 2002-T11 CLASS B                          5.34         04/25/2012            16,403,199
     2,365,911   FNMA GRANTOR TRUST SERIES 2002-T12 CLASS A5+/-                      4.39         10/25/2041             2,433,869
    10,051,357   FNMA GRANTOR TRUST SERIES 2002-T19 CLASS A1                         6.50         07/25/2042            11,318,771
       512,466   FNMA GRANTOR TRUST SERIES 2002-T5 CLASS A1+/-                       0.50         05/25/2032               464,676
    15,000,000   FNMA GRANTOR TRUST SERIES 2003-T1 CLASS B                           4.49         11/25/2012            16,102,016
       605,418   FNMA GRANTOR TRUST SERIES 2003-T2 CLASS A1+/-                       0.54         03/25/2033               497,369
     2,389,242   FNMA GRANTOR TRUST SERIES 2004-T1 CLASS 1A2                         6.50         01/25/2044             2,690,510
       152,388   FNMA INTEREST STRIP SERIES 161 CLASS 2(c)                           8.50         07/25/2022                37,711
       398,862   FNMA INTEREST STRIP SERIES 265 CLASS 2                              9.00         03/01/2024               470,147
       129,759   FNMA SERIES 1988-2 CLASS Z                                         10.10         02/25/2018               158,712
        78,145   FNMA SERIES 1988-7 CLASS Z                                          9.25         04/25/2018                87,727
       399,424   FNMA SERIES 1989-10 CLASS Z                                         9.50         03/25/2019               466,942
       335,663   FNMA SERIES 1989-100 CLASS Z                                        8.75         12/25/2019               381,350

                      76 Wells Fargo Advantage Income Funds


                                       Portfolio of Investments--August 31, 2010

GOVERNMENT SECURITIES FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$      842,450   FNMA SERIES 1989-12 CLASS Y                                        10.00%        03/25/2019    $          998,882
       465,016   FNMA SERIES 1989-22 CLASS G                                        10.00         05/25/2019               549,015
       102,226   FNMA SERIES 1989-63 CLASS Z                                         9.40         10/25/2019               115,214
       154,565   FNMA SERIES 1989-98 CLASS E                                         9.20         12/25/2019               174,531
       255,466   FNMA SERIES 1990-144 CLASS W                                        9.50         12/25/2020               299,661
       267,068   FNMA SERIES 1990-75 CLASS Z                                         9.50         07/25/2020               315,667
        92,198   FNMA SERIES 1990-84 CLASS Y                                         9.00         07/25/2020               105,537
       507,464   FNMA SERIES 1990-96 CLASS Z                                         9.67         08/25/2020               601,364
       143,420   FNMA SERIES 1991-5 CLASS Z                                          8.75         01/25/2021               166,023
       527,481   FNMA SERIES 1991-85 CLASS Z                                         8.00         06/25/2021               627,372
         8,374   FNMA SERIES 1991-G9 CLASS FA+/-                                     1.18         04/25/2021                 8,400
       379,361   FNMA SERIES 1992-45 CLASS Z                                         8.00         04/25/2022               451,203
     1,541,996   FNMA SERIES 2001-T4 CLASS A1                                        7.50         07/25/2041             1,812,809
        58,646   FNMA SERIES 2002-56 CLASS KW                                        6.00         04/25/2023                58,685
       382,034   FNMA SERIES 2002-W5 CLASS A27+/-                                    0.76         11/25/2030               382,216
     5,933,202   FNMA SERIES 2003-90 CLASS FL+/-                                     0.71         03/25/2031             5,936,832
     1,417,549   FNMA SERIES 2003-W1 CLASS 1A1                                       6.50         12/25/2042             1,596,293
     8,708,590   FNMA SERIES 2003-W19 CLASS 1A6                                      5.29         11/25/2033             9,398,474
     3,695,335   FNMA SERIES 2004-W1 CLASS 2A2                                       7.00         12/25/2033             4,284,279
     1,667,016   FNMA SERIES 2005-116 CLASS TU                                       5.50         12/25/2016             1,763,030
     4,000,000   FNMA SERIES 2005-71 CLASS DB                                        4.50         08/25/2025             4,415,673
     2,632,095   FNMA SERIES 2007-W10 CLASS 2A                                       6.16         08/25/2047             2,873,096
     2,337,377   FNMA SERIES 2009-108 CLASS DE                                       4.50         08/25/2027             2,463,239
    13,231,143   FNMA SERIES 2010-74 CLASS FE+/-                                     0.71         01/25/2035            13,227,999
     8,097,799   FNMA SERIES 2010-74 CLASS FG+/-                                     0.49         03/25/2037             8,094,589
    10,537,249   FNMA SERIES 2010-74 CLASS FQ+/-                                     0.61         02/25/2035            10,534,825
     7,743,193   FNMA SERIES 2010-74 CLASS FW+/-                                     0.86         07/25/2034             7,748,000
       398,173   FNMA SERIES G-8 CLASS E                                             9.00         04/25/2021               462,613
       819,218   FNMA SERIES G92-30 CLASS Z                                          7.00         06/25/2022               915,163
       142,080   FNMA WHOLE LOAN SERIES 1999-W6 CLASS A                              9.20         09/25/2028               142,140
     1,802,969   FNMA WHOLE LOAN SERIES 2002-W4 CLASS A4                             6.25         05/25/2042             2,030,312
       102,203   FNMA WHOLE LOAN SERIES 2003-W11 CLASS A1+/-                         3.24         06/25/2033               108,079
     5,345,065   FNMA WHOLE LOAN SERIES 2003-W3 CLASS 1A4+/-                         4.34         08/25/2042             5,646,560
       980,232   FNMA WHOLE LOAN SERIES 2003-W5 CLASS A+/-                           0.48         04/25/2033               931,350
     4,830,057   FNMA WHOLE LOAN SERIES 2003-W6 CLASS 6A+/-                          4.44         08/25/2042             5,073,211
     4,580,661   FNMA WHOLE LOAN SERIES 2003-W6 CLASS PT4                            9.97         10/25/2042             4,859,402
     2,313,409   FNMA WHOLE LOAN SERIES 2003-W8 CLASS PT1                            9.88         12/25/2042             2,530,516
       349,544   FNMA WHOLE LOAN SERIES 2003-W9 CLASS A+/-                           0.50         06/25/2033               332,944
     3,966,016   FNMA WHOLE LOAN SERIES 2004-W15 CLASS 1A3                           7.00         08/25/2044             4,598,100
     1,123,633   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                 2000-C3 CLASS A2                                                    6.96         09/15/2035             1,123,745
   112,177,879   GNMA SERIES 2002-53 CLASS IO(c)(i)                                  0.77         04/16/2042             1,852,113
    12,404,000   GNMA SERIES 2004-103 CLASS C                                        4.70         12/16/2027            13,243,131
     2,667,401   GNMA SERIES 2004-20 CLASS B                                         4.78         04/16/2034             2,832,353
     3,000,000   GNMA SERIES 2004-57 CLASS C                                         5.08         08/16/2026             3,244,278
   173,176,315   GNMA SERIES 2005-23 CLASS IO(c)(i)                                  1.51         06/17/2045             5,210,338
     1,739,306   GNMA SERIES 2005-34 CLASS A                                         3.96         09/16/2021             1,745,395
     7,950,251   GNMA SERIES 2005-59 CLASS A                                         4.39         05/16/2023             8,115,560
     6,044,562   GNMA SERIES 2006-3 CLASS A                                          4.21         01/16/2028             6,161,077
    12,510,000   GNMA SERIES 2006-32 CLASS C                                         5.52         11/16/2038            14,691,864
   117,351,622   GNMA SERIES 2006-32 CLASS XM+/-(c)                                  0.61         11/16/2045             3,086,688
    12,520,000   GNMA SERIES 2006-68 CLASS D                                         5.31         12/16/2037            14,459,552
   265,319,500   GNMA SERIES 2008-22 CLASS XM+/-(c)                                  0.97         02/16/2050            11,915,393
    39,500,000   GNMA SERIES 2008-80 CLASS B                                         4.28         03/16/2033            42,150,774
     9,290,000   GNMA SERIES 2010-105 CLASS QF+/-                                    1.00         04/20/2039             9,304,516
     4,141,836   JPMORGAN MORTGAGE TRUST SERIES 2005-A3 CLASS 7CA1                   2.92         06/25/2035             3,582,365

                      Wells Fargo Advantage Income Funds 77


Portfolio of Investments--August 31, 2010

GOVERNMENT SECURITIES FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$   11,110,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2005-C1
                 CLASS A3                                                            4.55%        02/15/2030    $       11,354,926
       751,085   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2005-C5
                 CLASS A2                                                            4.89         09/15/2030               771,447
    10,600,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2006-C4
                 CLASS A3                                                            5.17         12/12/2049            10,959,351
    10,051,000   LEHMAN BROTHERS-UBS COMMERCIAL MORTGAGE TRUST SERIES 2006-C1
                 CLASS A4                                                            5.16         02/15/2031            10,837,312
         3,303   LEHMAN XS TRUST, SER. 2005-04, CLASS 2A1B                           5.17         10/25/2035                 3,296
    13,645,000   MORGAN STANLEY CAPITAL I SERIES 2004-T15 CLASS A4                   5.27         06/13/2041            14,652,429
     3,980,086   NOMURA ASSET ACCEPTANCE CORPORATION SERIES 2004-R2 CLASS A1++       6.50         10/25/2034             3,933,172
    23,365,000   TIAA REAL ESTATE CDO LIMITED SERIES 2007-C4 CLASS A3+/-             6.04         08/15/2039            26,053,417
       654,346   VENDEE MORTGAGE TRUST SERIES 1995-1 CLASS 4+/-                      8.87         02/15/2025               707,254
       906,794   VENDEE MORTGAGE TRUST SERIES 1995-2C CLASS 3A                       8.79         06/15/2025             1,089,995
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $465,653,733)                                                          480,822,121
                                                                                                                ------------------
CORPORATE BONDS & NOTES: 2.08%
FINANCIALS: 2.08%
COMMERCIAL BANKS: 2.08%
    15,000,000   FINANCING CORPORATION FICO SERIES D-P##                             2.48         09/26/2019            11,283,675
    39,500,000   INTERNATIONAL BANK FOR RECONSTRUCTION AND DEVELOPMENT##             0.01         10/01/2010            39,496,050
                                                                                                                        50,779,725
                                                                                                                ------------------
CONSUMER DISCRETIONARY: 0.00%
MULTI LINE RETAIL: 0.00%
           172   SEARS ROEBUCK ACCEPTANCE                                            6.70         04/15/2012                  175
                                                                                                                ------------------
TOTAL CORPORATE BONDS & NOTES (COST $49,415,123)                                                                        50,779,900
                                                                                                                ------------------
YANKEE CORPORATE BONDS: 1.30%
FINANCIALS: 1.30%
COMMERCIAL BANKS: 1.30%
    17,090,000   KOMMUNALBANKEN AS++                                                 2.75         05/15/2015            17,891,692
    13,660,000   WESTPAC BANKING CORPORATION++                                       1.90         12/14/2012            13,950,453
TOTAL YANKEE CORPORATE BONDS (COST $30,646,526)                                                                         31,842,145
                                                                                                                ------------------
YANKEE GOVERNMENT BONDS: 0.52%
    11,925,000   PROVINCE OF BRITISH COLUMBIA                                        2.85         06/15/2015            12,670,360
TOTAL YANKEE GOVERNMENT BONDS (COST $11,918,458)                                                                        12,670,360
                                                                                                                ------------------
MUNICIPAL BONDS & NOTES: 0.38%
ARKANSAS: 0.03%
       638,389   ARKANSAS DEVELOPMENT FINANCE AUTHORITY (HOUSING REVENUE,
                 GNMA INSURED)                                                       9.75         11/15/2014               681,710
                                                                                                                ------------------
TEXAS: 0.35%
     5,405,000   RETAMA TEXAS DEVELOPMENT CORPORATION (OTHER REVENUE)               10.00         12/15/2020             8,678,052
                                                                                                                ------------------
TOTAL MUNICIPAL BONDS & NOTES (COST $8,107,216)                                                                          9,359,762
                                                                                                                ------------------
US TREASURY SECURITIES: 28.30%
US TREASURY BONDS: 5.01%
    51,220,000   US TREASURY BOND<<                                                  4.63         02/15/2040            61,448,019
    17,315,000   US TREASURY BOND<<                                                  5.38         02/15/2031            22,712,414
    24,540,000   US TREASURY BOND                                                    8.75         08/15/2020            38,102,178
                                                                                                                       122,262,611
                                                                                                                ------------------

                      78 Wells Fargo Advantage Income Funds


                                       Portfolio of Investments--August 31, 2010

GOVERNMENT SECURITIES FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
US TREASURY NOTES: 23.29%
$      400,000   US TREASURY NOTE                                                    0.15%        09/23/2010    $          399,963
       200,000   US TREASURY NOTE                                                    0.16         09/23/2010               199,981
    50,715,000   US TREASURY NOTE                                                    0.75         05/31/2012            50,974,661
    81,000,000   US TREASURY NOTE                                                    0.88         04/30/2011            81,341,739
    11,150,000   US TREASURY NOTE(o)                                                 1.38         04/15/2012            11,324,654
     4,020,000   US TREASURY NOTE                                                    1.50         12/31/2013             4,111,704
    25,800,000   US TREASURY NOTE                                                    1.75         03/31/2014            26,576,012
    24,445,000   US TREASURY NOTE                                                    2.13         11/30/2014            25,459,076
    31,000,000   US TREASURY NOTE<<                                                  2.38         02/28/2015            32,598,360
    47,195,000   US TREASURY NOTE                                                    2.63         02/29/2016            49,923,437
    37,620,000   US TREASURY NOTE                                                    2.63         08/15/2020            38,101,987
    98,170,000   US TREASURY NOTE                                                    2.75         10/31/2013           104,282,653
    35,590,000   US TREASURY NOTE                                                    2.75         02/15/2019            36,988,580
    49,280,000   US TREASURY NOTE<<                                                  3.75         11/15/2018            55,178,225
    25,000,000   US TREASURY NOTE<<                                                  4.25         08/15/2015            28,505,850
    19,900,000   US TREASURY NOTE                                                    4.25         11/15/2017            23,003,166
                                                                                                                       568,970,048
                                                                                                                ------------------
TOTAL US TREASURY SECURITIES (COST $654,045,435)                                                                       691,232,659
                                                                                                                ------------------

    SHARES
--------------
SHORT-TERM INVESTMENTS: 27.95%
CORPORATE BOND & NOTES: 0.55%
     6,180,429   GRYPHON FUNDING LIMITED(v)(a)(i)                                    0.00         08/05/2011             2,514,143
    19,368,099   VFNC CORPORATION(v)(a)++(i)+/-                                      0.33         09/29/2011            10,882,606
                                                                                                                        13,396,749
                                                                                                                ------------------
US TREASURY BILLS: 0.03%
       750,000   US TREASURY BILLS###                                                0.12         09/23/2010               749,944
                                                                                                                ------------------

                                                                                    YIELD
                                                                                -------------
INVESTMENT COMPANIES: 27.37%
   491,396,067   WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET Fund(o)(l)(u)         0.07                              491,396,067
   177,088,971   WELLS FARGO SECURITIES LENDING CASH INVESTMENTS LLC(v)(l)(u)        0.31                              177,088,971
                                                                                                                       668,485,038
                                                                                                                ------------------
TOTAL SHORT-TERM INVESTMENTS (COST $678,824,930)                                                                       682,631,731
                                                                                                                ------------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $3,167,819,337)*                                             133.62%                                        3,263,624,531
OTHER ASSETS AND LIABILITIES, NET                                     (33.62)                                         (821,073,310)
                                                                      ------                                    ------------------
TOTAL NET ASSETS                                                      100.00%                                   $    2,442,551,221
                                                                      ------                                    ------------------

                      Wells Fargo Advantage Income Funds 79


Portfolio of Investments--August 31, 2010

GOVERNMENT SECURITIES FUND

----------
##   Zero coupon security. Rate represents yield to maturity.

<<   All or a portion of this security is on loan.

%%   Securities issued on a when-issued (TBA) and/or delayed delivery basis.

+/-  Variable rate investments.

(c) Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.

(i)  Illiquid security for which the designation as illiquid is unaudited.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(o) Security pledged as collateral for when-issued (TBA) and/or delayed delivery basis.

(v) Security represents investment of cash collateral received from securities on loan.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(l)  Investment in an affiliate.

(u)  Rate shown is the 7-day annualized yield at period end.

#    Security pledged as collateral for futures transactions.

* Cost for federal income tax purposes is $3,176,467,365 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $115,326,850
Gross unrealized depreciation    (28,169,684)
                                ------------
Net unrealized appreciation     $ 87,157,166

The accompanying notes are an integral part of these financial statements.

                      80 Wells Fargo Advantage Income Funds


                                       Portfolio of Investments--August 31, 2010

HIGH INCOME FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
CORPORATE BONDS & NOTES: 90.18%
CONSUMER DISCRETIONARY: 23.29%
AUTO COMPONENTS: 2.75%
$      500,000   COOPER STANDARD AUTOMOTIVE++                                        8.50%        05/01/2018    $          511,250
     2,000,000   GOODYEAR TIRE & RUBBER COMPANY                                      8.25         08/15/2020             2,047,500
     1,834,000   GOODYEAR TIRE & RUBBER COMPANY                                      9.00         07/01/2015             1,921,115
     1,000,000   GOODYEAR TIRE & RUBBER COMPANY                                     10.50         05/15/2016             1,110,000
     5,000,000   LEAR CORP                                                           8.13         03/15/2020             5,187,500
     3,000,000   TENNECO AUTOMOTIVE INCORPORATED++                                   7.75         08/15/2018             3,060,000
       100,000   TENNECO AUTOMOTIVE INCORPORATED SERIES B                           10.25         07/15/2013               101,625
     2,030,000   TRW AUTOMOTIVE INCORPORATED++                                       7.25         03/15/2017             2,075,675
     2,500,000   TRW AUTOMOTIVE INCORPORATED++                                       8.88         12/01/2017             2,671,875
                                                                                                                        18,686,540
                                                                                                                ------------------
AUTOMOBILES: 0.30%
     1,840,000   FORD MOTOR CREDIT COMPANY LLC                                       8.00         12/15/2016             1,998,120
                                                                                                                ------------------
DIVERSIFIED CONSUMER SERVICES: 0.93%
       200,000   SERVICE CORPORATION INTERNATIONAL                                   7.50         04/01/2027               182,250
     1,100,000   SERVICE CORPORATION INTERNATIONAL                                   7.63         10/01/2018             1,153,625
     4,790,000   SERVICE CORPORATION INTERNATIONAL SERIES WI                         7.00         06/15/2017             4,957,650
                                                                                                                         6,293,525
                                                                                                                ------------------
HOTELS, RESTAURANTS & LEISURE: 5.48%
     3,900,000   AMERISTAR CASINOS INCORPORATED                                      9.25         06/01/2014             4,134,000
     3,000,000   CKE RESTAURANTS INCORPORATED++                                     11.38         07/15/2018             2,925,000
     3,000,000   HARRAHS ENTERTAINMENT CORPORATION                                  11.25         06/01/2017             3,210,000
     3,100,000   MGM MIRAGE INCORPORATED++                                           9.00         03/15/2020             3,216,250
     3,750,000   PENN NATIONAL GAMING INCORPORATED                                   8.75         08/15/2019             3,918,750
     3,629,000   POKAGON GAMING AUTHORITY++                                         10.38         06/15/2014             3,765,088
     4,050,000   SHINGLE SPRINGS TRIBAL GAMING AUTHORITY++                           9.38         06/15/2015             3,088,120
     6,260,000   TUNICA-BILOXI GAMING AU++                                           9.00         11/15/2015             5,594,875
     1,650,000   TURNING STONE CASINO RESORT ENTERPRISE++                            9.13         09/15/2014             1,666,500
     1,341,000   WATERFORD GAMING LLC(i)                                             8.63         09/15/2014               603,450
     4,770,000   YONKERS RACING CORPORATION++                                       11.38         07/15/2016             5,127,750
                                                                                                                        37,249,783
                                                                                                                ------------------
HOUSEHOLD DURABLES: 0.42%
     3,000,000   TL ACQUISITIONS INCORPORATED++                                     10.50         01/15/2015             2,865,000
                                                                                                                ------------------
INTERNET & CATALOG RETAIL: 0.92%
     5,750,000   NETFLIX INCORPORATED                                                8.50         11/15/2017             6,267,500
                                                                                                                ------------------
MEDIA: 8.48%
     1,833,455   CCH II CAPITAL CORPORATION                                         13.50         11/30/2016             2,173,519
     1,000,000   CCO HOLDINGS LLC++                                                  7.88         04/30/2018             1,035,000
     1,000,000   CCO HOLDINGS LLC++                                                  8.13         04/30/2020             1,052,500
     3,000,000   CEQUEL COMMUNICATIONS HOLDINGS++                                    8.63         11/15/2017             3,060,000
     5,500,000   CINEMARK USA INCORPORATED                                           8.63         06/15/2019             5,761,250
     4,550,000   CLEAR CHANNEL COMMUNICATIONS INCORPORATED                           9.25         12/15/2017             4,771,813
     6,200,000   CSC HOLDINGS LLC++                                                  8.63         02/15/2019             6,913,000
     1,000,000   DISH DBS CORPORATION                                                7.88         09/01/2019             1,042,500
     1,000,000   ENTRAVISION COMMUNICATIO++                                          8.75         08/01/2017             1,000,000
     4,710,000   LAMAR MEDIA CORPORATION SERIES C                                    6.63         08/15/2015             4,662,900
       250,000   MEDIMEDIA USA INCORPORATED(i)                                      11.38         11/15/2014               226,563

                      Wells Fargo Advantage Income Funds 81


Portfolio of Investments--August 31, 2010

HIGH INCOME FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
MEDIA (continued)
$      500,000   REGAL ENTERTAINMENT GROUP                                           9.13%        08/15/2018    $          512,500
     5,000,000   SINCLAIR TELEVISION GROUP++                                         9.25         11/01/2017             5,150,000
     3,500,000   SIRIUS XM RADIO INCORPORATED++                                      8.75         04/01/2015             3,605,000
     6,141,000   SUN MEDIA CORPORATION                                               7.63         02/15/2013             6,141,000
     5,200,000   VIRGIN MEDIA FINANCE PLC                                            9.50         08/15/2016             5,824,000
     4,500,000   WMG ACQUISITION CORPORATION                                         9.50         06/15/2016             4,702,500
                                                                                                                        57,634,045
                                                                                                                ------------------
MULTILINE RETAIL: 1.57%
     4,000,000   LEVI STRAUSS & COMPANY                                              7.63         05/15/2020             4,070,000
     6,100,000   MACY'S RETAIL HOLDINGS INCORPORATED                                 5.90         12/01/2016             6,283,000
       300,000   MACY'S RETAIL HOLDINGS INCORPORATED                                 7.45         07/15/2017               330,750
                                                                                                                        10,683,750
                                                                                                                ------------------
SPECIALTY RETAIL: 1.83%
       500,000   AVIS BUDGET CAR RENTAL LLC                                          9.63         03/15/2018               522,500
     2,630,000   AVIS BUDGET CAR RENTAL LLC                                          7.75         05/15/2016             2,544,525
     4,000,000   LIMITED BRANDS INCORPORATED                                         7.00         05/01/2020             4,180,000
     5,000,000   TOYS R US PROPERTY COMPANY++                                        8.50         12/01/2017             5,200,000
                                                                                                                        12,447,025
                                                                                                                ------------------
TEXTILES, APPAREL & LUXURY GOODS: 0.61%
     4,000,000   HANESBRANDS INCORPORATED                                            8.00         12/15/2016             4,165,000
                                                                                                                ------------------
CONSUMER STAPLES: 3.46%
BEVERAGES: 0.88%
     5,700,000   CONSTELLATION BRANDS INCORPORATED                                   7.25         09/01/2016             5,970,750
                                                                                                                ------------------
FOOD & STAPLES RETAILING: 1.47%
     5,225,000   CLARKE AMERICAN CORPORATION                                         9.50         05/15/2015             4,976,813
     5,000,000   SUPERVALU INCORPORATED                                              8.00         05/01/2016             5,012,500
                                                                                                                         9,989,313
                                                                                                                ------------------
FOOD PRODUCTS: 1.11%
     3,270,000   PINNACLE FOODS LLC CORPORATION                                      9.25         04/01/2015             3,355,838
     4,000,000   TREEHOUSE FOODS INCORPORATED                                        7.75         03/01/2018             4,230,000
                                                                                                                         7,585,838
                                                                                                                ------------------
ENERGY: 13.89%
OIL, GAS & CONSUMABLE FUELS: 13.89%
       500,000   ARCH COAL INCORPORATED                                              7.25         10/01/2020               507,500
     5,000,000   BILL BARRETT CORPORATION                                            9.88         07/15/2016             5,425,000
     3,000,000   CHESAPEAKE ENERGY CORPORATION                                       6.63         08/15/2020             3,011,250
     3,060,000   CHESAPEAKE ENERGY CORPORATION                                       9.50         02/15/2015             3,442,500
     4,000,000   CITGO PETROLEUM CORPORATION++                                      11.50         07/01/2017             4,280,000
     1,750,000   COFFEYVILLE RESOURCES++                                             9.00         04/01/2015             1,798,125
     1,500,000   COFFEYVILLE RESOURCES++                                            10.88         04/01/2017             1,518,750
     3,500,000   COMSTOCK RESOURCES INCORPORATED                                     8.38         10/15/2017             3,578,750
     4,000,000   CONSOL ENERGY++                                                     8.25         04/01/2020             4,245,000
     2,701,915   COSO GEOTHERMAL POWER HOLDINGS(i)                                   7.00         07/15/2026             2,623,046
     3,900,000   EL PASO CORPORATION                                                 7.00         06/15/2017             4,118,903
     4,000,000   EL PASO NATURAL GAS CORPORATION                                     7.25         06/01/2018             4,285,392

                      82 Wells Fargo Advantage Income Funds


Portfolio of Investments--August 31, 2010

HIGH INCOME FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
OIL, GAS & CONSUMABLE FUELS (continued)
$    4,000,000   FERRELLGAS PARTNERS LP                                              9.13%        10/01/2017    $        4,280,000
     3,145,000   FOUNDATION PA COAL COMPANY                                          7.25         08/01/2014             3,152,863
     3,400,000   HILCORP ENERGY++                                                    7.75         11/01/2015             3,442,500
     3,250,000   HOLLY CORPORATION                                                   9.88         06/15/2017             3,412,500
     3,500,000   INTERNATIONAL COAL                                                  9.13         04/01/2018             3,701,250
     4,000,000   MASSEY ENERGY COMPANY                                               6.88         12/15/2013             4,050,000
     4,950,000   NEWFIELD EXPLORATION COMPANY                                        6.88         02/01/2020             5,160,375
     4,200,000   PENN VIRGINIA CORPORATION                                          10.38         06/15/2016             4,567,500
     1,500,000   PETROHAWK ENERGY CORPORATION++                                      7.25         08/15/2018             1,488,750
     4,600,000   PLAINS EXPLORATION & PRODUCTION COMPANY                             8.63         10/15/2019             4,807,000
     2,000,000   PRIDE INTERNATIONAL INCORPORATED                                    6.88         08/15/2020             2,097,500
     3,000,000   PRIDE INTERNATIONAL INCORPORATED                                    8.50         06/15/2019             3,397,500
     3,500,000   QUICKSILVER RESOURCES INCORPORATED                                 11.75         01/01/2016             4,025,000
     3,000,000   SANDRIDGE ENERGY INCORPORATED++                                     8.00         06/01/2018             2,820,000
     3,250,000   SUBURBAN PROPANE PARTNERS LP                                        7.38         03/15/2020             3,388,125
     2,000,000   WHITE PINE HYDRO PORTFOLIO++                                        7.26         07/20/2015             1,807,080
                                                                                                                        94,432,159
                                                                                                                ------------------
FINANCIALS: 10.31%
COMMERCIAL BANKS: 1.61%
     3,600,000   CIT GROUP INCORPORATED                                              7.00         05/01/2016             3,420,000
     8,000,000   CIT GROUP INCORPORATED                                              7.00         05/01/2017             7,522,496
                                                                                                                        10,942,496
                                                                                                                ------------------
CONSUMER FINANCE: 6.07%
     5,200,000   DISCOVER FINANCIAL SERVICES<<                                      10.25         07/15/2019             6,544,595
     3,500,000   FORD MOTOR CREDIT COMPANY LLC                                       8.13         01/15/2020             3,828,132
     2,500,000   FORD MOTOR CREDIT COMPANY LLC                                       6.63         08/15/2017             2,540,930
     4,200,000   GMAC LLC++                                                          6.75         12/01/2014             4,168,500
     3,000,000   GMAC LLC++                                                          8.00         03/15/2020             3,075,000
     3,500,000   GMAC LLC++                                                          8.00         11/01/2031             3,447,500
     4,500,000   NATIONAL MONEY MART COMPANY                                        10.38         12/15/2016             4,725,000
     2,925,000   NIELSEN FINANCE LLC COMPANY                                        12.50         08/01/2016             2,899,406
     2,100,000   NIELSEN FINANCE LLC COMPANY                                        11.50         05/01/2016             2,354,625
     1,535,000   NIELSEN FINANCE LLC COMPANY                                        11.63         02/01/2014             1,721,119
     4,000,000   SLM CORPORATION                                                     8.00         03/25/2020             3,500,000
     2,600,000   SPRINT CAPITAL CORPORATION                                          6.90         05/01/2019             2,444,000
                                                                                                                        41,248,807
                                                                                                                ------------------
DIVERSIFIED FINANCIAL SERVICES: 1.18%
        52,719   AFFINITY GROUP INCORPORATED####(i)                                 10.88         12/31/2049                19,506
     2,000,000   ALLY FINANCIAL INCORPORATED++                                       7.50         09/15/2020             1,980,000
     2,430,000   AXCAN INTERMEDIATE HOLDINGS INCORPORATED                            9.25         03/01/2015             2,496,825
     3,500,000   INTERNATIONAL LEASE FINANCE CORPORPATION++                          8.63         09/15/2015             3,521,875
                                                                                                                         8,018,206
                                                                                                                ------------------
REAL ESTATE INVESTMENT TRUST: 0.72%
     4,715,000   VENTAS REALTY LP                                                    6.75         04/01/2017             4,915,218
                                                                                                                ------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT: 0.73%
     5,000,000   ICAHN ENTERPRISES LP                                                8.00         01/15/2018             4,975,000
                                                                                                                ------------------
HEALTH CARE: 6.60%
HEALTH CARE EQUIPMENT & SUPPLIES: 0.59%
     4,000,000   ACCELLENT INCORPORATED                                              8.38         02/01/2017             3,980,000
                                                                                                                ------------------

                      Wells Fargo Advantage Income Funds 83


Portfolio of Investments--August 31, 2010

HIGH INCOME FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
HEALTH CARE PROVIDERS & SERVICES: 4.19%
$    3,295,000   DAVITA INCORPORATED                                                 7.25%        03/15/2015    $        3,406,206
     4,550,000   HCA INCORPORATED                                                    7.25         09/15/2020             4,754,750
     2,000,000   HCA INCORPORATED                                                    7.88         02/15/2020             2,155,000
     1,000,000   HCA INCORPORATED                                                    8.50         04/15/2019             1,096,250
     4,200,000   HEALTHSOUTH CORPORATION                                             8.13         02/15/2020             4,247,250
     3,900,000   TENET HEALTHCARE CORPORATION                                        9.25         02/01/2015             4,075,500
     4,185,000   US ONCOLOGY INCORPORATED                                            9.13         08/15/2017             4,331,475
     4,500,000   VANGUARD HEALTH HOLDINGS INCORPORATED LLC                           8.00         02/01/2018             4,415,625
                                                                                                                        28,482,056
                                                                                                                ------------------
LIFE SCIENCES TOOLS & SERVICES: 1.21%
     4,000,000   BIO-RAD LABORATORIES INCORPORATED                                   8.00         09/15/2016             4,290,000
     3,785,000   COMMUNITY HEALTH SYSTEMS INCORPORATED SERIES WI                     8.88         07/15/2015             3,926,938
                                                                                                                         8,216,938
                                                                                                                ------------------
PHARMACEUTICALS: 0.61%
     4,000,000   MYLAN INCORPORATED++                                                7.88         07/15/2020             4,170,000
                                                                                                                ------------------
INDUSTRIALS: 9.25%
AEROSPACE & DEFENSE: 2.05%
     1,805,000   ESTERLINE TECHNOLOGIES CORPORATION++                                7.00         08/01/2020             1,836,588
     4,500,000   GEOEYE INCORPORATED                                                 9.63         10/01/2015             4,843,125
     2,615,000   HEXCEL CORPORATION                                                  6.75         02/01/2015             2,601,925
     4,500,000   SPIRIT AEROSYSTEMS HOLDINGS INCORPORATED                            7.50         10/01/2017             4,623,750
                                                                                                                        13,905,388
                                                                                                                ------------------
COMMERCIAL SERVICES & SUPPLIES: 4.03%
     4,000,000   ACCO BRANDS CORPORATION                                            10.63         03/15/2015             4,400,000
     3,500,000   CASELLA WASTE SYSTEMS INCORPORATED                                 11.00         07/15/2014             3,823,750
     3,750,000   CLEAN HARBORS INCORPORATED                                          7.63         08/15/2016             3,843,750
       500,000   ENERGY SOLUTIONS INCORPORATED LLC++                                10.75         08/15/2018               502,500
        75,000   IKON OFFICE SOLUTIONS INCORPORATED                                  6.75         12/01/2025                77,096
     1,784,000   INTERFACE INCORPORATED                                              9.50         02/01/2014             1,846,440
     2,250,000   INTERFACE INCORPORATED                                             11.38         11/01/2013             2,542,500
     4,500,000   IRON MOUNTAIN INCORPORATED                                          8.38         08/15/2021             4,781,250
     5,500,000   YANKEE ACQUISITION CORPORATION                                      8.50         02/15/2015             5,568,750
                                                                                                                        27,386,036
                                                                                                                ------------------
ELECTRICAL EQUIPMENT: 0.72%
     2,730,000   BELDEN CDT INCORPORATED                                             7.00         03/15/2017             2,743,650
     2,000,000   BELDEN CDT INCORPORATED++                                           9.25         06/15/2019             2,157,500
                                                                                                                         4,901,150
                                                                                                                ------------------
MACHINERY: 0.56%
       500,000   ACCURIDE CORPORATION++                                              9.50         08/01/2018               512,500
     3,000,000   TEREX CORPORATION                                                  10.88         06/01/2016             3,315,000
                                                                                                                         3,827,500
                                                                                                                ------------------
PROFESSIONAL SERVICES: 0.78%
     5,100,000   FTI CONSULTING INCORPORATED                                         7.75         10/01/2016             5,291,250
                                                                                                                ------------------
TRADING COMPANIES & DISTRIBUTORS: 1.11%
     3,000,000   AIRCASTLE LIMITED++                                                 9.75         08/01/2018             3,037,500
     4,250,000   UNITED RENTALS NORTH AMERICA INCORPORATED                           9.25         12/15/2019             4,515,625
                                                                                                                         7,553,125
                                                                                                                ------------------

                      84 Wells Fargo Advantage Income Funds


                                       Portfolio of Investments--August 31, 2010

HIGH INCOME FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
INFORMATION TECHNOLOGY: 2.90%
COMMUNICATIONS EQUIPMENT: 0.60%
$    3,900,000   ECHOSTAR DBS CORPORATION                                            7.75%        05/31/2015    $        4,075,500
                                                                                                                ------------------
INTERNET SOFTWARE & SERVICES: 0.49%
     3,500,000   GXS WORLDWIDE INCORPORATED++                                        9.75         06/15/2015             3,360,000
                                                                                                                ------------------
IT SERVICES: 0.54%
       602,000   MUZAK FINANCE CORPORATION LLC####(a)(i)                            13.00         12/31/2049                10,294
     3,500,000   TW TELECOMMUNICATIONS HOLDINGS INCORPORATED                         8.00         03/01/2018             3,640,000
                                                                                                                         3,650,294
                                                                                                                ------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 1.27%
     1,000,000   ADVANCED MICRO DEVICES++                                            7.75         08/01/2020               990,000
     1,000,000   FREESCALE SEMICONDUCTOR++                                           9.25         04/15/2018             1,002,500
     2,800,000   FREESCALE SEMICONDUCTOR                                            10.13         12/15/2016             2,296,000
     4,175,000   MAGNACHIP SEMICONDUCTOR++                                          10.50         04/15/2018             4,310,688
                                                                                                                         8,599,188
                                                                                                                ------------------
MATERIALS: 8.91%
CHEMICALS: 2.55%
       500,000   CHEMTURA CORPORATION++                                              7.88         09/01/2018               510,625
     4,000,000   FERRO CORPORATION                                                   7.88         08/15/2018             4,080,000
     3,490,000   INEOS GROUP HOLDINGS PLC++                                          8.50         02/15/2016             2,765,825
     6,000,000   NALCO COMPANY                                                       8.25         05/15/2017             6,487,500
     3,000,000   ROHM & HAAS COMPANY                                                 7.85         07/15/2029             3,450,624
                                                                                                                        17,294,574
                                                                                                                ------------------
CONTAINERS & PACKAGING: 2.62%
     3,250,000   BERRY PLASTICS CORPORATION                                          8.25         11/15/2015             3,258,125
     4,000,000   BWAY HOLDING COMPANY++                                             10.00         06/15/2018             4,240,000
     3,500,000   GRAHAM PACKAGING COMPANY INCORPORATED++                             8.25         01/01/2017             3,456,250
     2,800,000   GRAHAM PACKAGING COMPANY INCORPORATED                               9.88         10/15/2014             2,849,000
     3,675,000   ROCK-TENN COMPANY                                                   9.25         03/15/2016             4,033,313
                                                                                                                        17,836,688
                                                                                                                ------------------
METALS & MINING: 0.64%
       500,000   STEEL DYNAMICS INCORPORATED++                                       7.63         03/15/2020               512,500
     3,745,000   STEEL DYNAMICS INCORPORATED                                         7.75         04/15/2016             3,857,350
                                                                                                                         4,369,850
                                                                                                                ------------------
PAPER & FOREST PRODUCTS: 3.10%
     2,500,000   APPLETON PAPERS INCORPORATED++                                     10.50         06/15/2015             2,318,750
     1,634,000   APPLETON PAPERS INCORPORATED++                                     11.25         12/15/2015             1,217,330
     4,750,000   BOISE PAPER HOLDINGS LLC                                            9.00         11/01/2017             4,999,375
     5,000,000   GEORGIA-PACIFIC LLC++                                               7.00         01/15/2015             5,175,000
     2,485,000   P.H. GLATFELTER COMPANY                                             7.13         05/01/2016             2,500,531
     4,600,000   VERSO PAPER HOLDINGS                                               11.50         07/01/2014             4,853,000
                                                                                                                        21,063,986
                                                                                                                ------------------
TELECOMMUNICATION SERVICES: 7.12%
DIVERSIFIED TELECOMMUNICATION SERVICES: 3.25%
     3,500,000   CINCINNATI BELL CORPORATION                                         8.25         10/15/2017             3,430,000
     4,000,000   FRONTIER COMMUNICATIONS CORPORATION                                 8.25         04/15/2017             4,230,000
     4,000,000   INSIGHT COMMUNICATIONS++                                            9.38         07/15/2018             4,200,000

                      Wells Fargo Advantage Income Funds 85


Portfolio of Investments--August 31, 2010

HIGH INCOME FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
DIVERSIFIED TELECOMMUNICATION SERVICES (continued)
$    6,000,000   PAETEC HOLDING CORPORATION                                          9.50%        07/15/2015    $        5,985,000
     4,115,000   WINDSTREAM CORPORATION                                              8.63         08/01/2016             4,248,738
                                                                                                                        22,093,738
                                                                                                                ------------------
WIRELESS TELECOMMUNICATION SERVICES: 3.87%
     3,500,000   CROWN CASTLE INTERNATIONAL CORPORATION                              7.13         11/01/2019             3,631,250
     5,025,000   INTELSAT LIMITED                                                   11.25         06/15/2016             5,408,156
     5,737,500   INTELSAT LIMITED                                                   11.50         02/04/2017             5,909,625
     4,000,000   METROPCS WIRELESS INCORPORATED                                      9.25         11/01/2014             4,160,000
       300,000   METROPCS WIRELESS INCORPORATED                                      9.25         11/01/2014               312,000
     4,625,000   NEXTEL COMMUNICATIONS INCORPORATED SERIES D                         7.38         08/01/2015             4,578,750
     2,425,000   SPRINT NEXTEL CORPORATION                                           6.00         12/01/2016             2,264,344
                                                                                                                        26,264,125
                                                                                                                ------------------
UTILITIES: 4.45%
ELECTRIC UTILITIES: 2.19%
     1,000,000   ENERGY FUTURE HOLDINGS++                                           10.00         01/15/2020               963,003
     3,450,000   IPALCO ENTERPRISES INCORPORATED++                                   7.25         04/01/2016             3,605,250
     5,200,000   MIRANT AMERICAS GENERATION LLC                                      8.50         10/01/2021             4,693,000
     3,550,000   SIERRA PACIFIC RESOURCES                                            6.75         08/15/2017             3,662,975
     3,120,000   TEXAS COMPETITIVE ELECTRIC HOLDINGS COMPANY LLC SERIES B           10.25         11/01/2015             1,989,000
                                                                                                                        14,913,228
                                                                                                                ------------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS: 2.26%
     1,000,000   CALPINE CORPORATION++                                               7.88         07/31/2020             1,002,500
     4,195,000   DYNEGY HOLDINGS INCORPORATED                                        8.38         05/01/2016             3,135,763
     5,215,000   NRG ENERGY INCORPORATED                                             7.38         02/01/2016             5,254,113
     4,000,000   NRG ENERGY INCORPORATED                                             8.50         06/15/2019             4,110,000
     2,000,000   RRI ENERGY INCORPORATED                                             7.88         06/15/2017             1,845,000
                                                                                                                        15,347,376
                                                                                                                ------------------
TOTAL CORPORATE BONDS & NOTES (COST $594,368,958)                                                                      612,950,065
                                                                                                                ------------------
YANKEE CORPORATE BONDS & NOTES: 1.87%
CONSUMER DISCRETIONARY: 0.78%
MEDIA: 0.78%
     4,760,000   VIDEOTRON LIMITED                                                   9.13         04/15/2018             5,283,600
                                                                                                                ------------------
FINANCIALS: 1.09%
CAPITAL MARKETS: 0.46%
     3,000,000   FMC FINANCE III SA                                                  6.88         07/15/2017             3,127,500
                                                                                                                ------------------
CONSUMER FINANCE: 0.63%
       200,000   NXP FUNDING LLC++                                                   9.75         08/01/2018               206,000
     3,964,395   WIND ACQUISITION FINANCE SA++                                      12.25         07/15/2017             4,103,149
                                                                                                                         4,309,149
                                                                                                                ------------------
TOTAL YANKEE CORPORATE BONDS & NOTES (COST $12,231,602)                                                                 12,720,249
                                                                                                                ------------------
MUNICIPAL BONDS & NOTES: 0.50%
ALABAMA: 0.50%
       525,000   JEFFERSON COUNTY AL SERIES C 2 (SEWER REVENUE, FGIC
                 INSURED)(a)+/-ss(n)                                                 0.83         02/01/2042               210,000
       450,000   JEFFERSON COUNTY AL SERIES C 9 (SEWER REVENUE, AGM
                 INSURED)(a)+/-ss(n)                                                 0.39         02/01/2042               180,000
     2,875,000   JEFFERSON COUNTY AL SERIES C-5 (SEWER REVENUE, XLCA COMPANY
                 INSURED)(a)+/-ss(n)                                                 0.81         02/01/2040             1,150,000

                      86 Wells Fargo Advantage Income Funds


                                       Portfolio of Investments--August 31, 2010

HIGH INCOME FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
ALABAMA (continued)
$    4,575,000   JEFFERSON COUNTY AL SUBSERIES B 1 C (SEWER REVENUE, FGIC
                 INSURED)(a)+/-ss(n)                                                 0.94%        02/01/2042    $        1,830,000
TOTAL MUNICIPAL BONDS & NOTES (COST $2,963,479)                                                                          3,370,000
                                                                                                                ------------------
TERM LOANS: 1.12%
       450,000   GOODYEAR TIRE & RUBBER COMPANY                                      2.24         04/30/2014               418,500
     4,000,000   AMERICAN GENERAL FINANCE CORPORATION                                7.25         04/21/2015             3,942,160
       251,131   HCA INCORPORATED                                                    2.78         11/18/2013               241,536
     3,959,288   TXU TEXAS COMPETITIVE ELECTRIC HOLDING COMPANY LLC                  3.94         10/10/2014             3,000,467
TOTAL TERM LOANS (COST $7,968,224)                                                                                       7,602,663
                                                                                                                ------------------
SHORT-TERM INVESTMENTS: 5.18%
CORPORATE BONDS & NOTES: 0.23%
     1,342,882   GRYPHON FUNDING Limited(v)(i)(a)                                    0.00         08/05/2011               546,123
     1,793,753   VFNC CORPORATION(v)++(i)(a)+/-                                      0.33         09/29/2011             1,027,011
                                                                                                                         1,573,134
                                                                                                                ------------------

    SHARES                                                                          YIELD
--------------                                                                  -------------
INVESTMENT COMPANIES: 4.95%
    32,846,500   WELLS FARGO ADVANTAGE MONEY MARKET TRUST(l)(u)                      0.29                               32,846,500
       805,105   WELLS FARGO SECURITIES LENDING CASH INVESTMENTS LLC(l)(u)(v)        0.31                                  805,105
                                                                                                                        33,651,605
                                                                                                                ------------------
TOTAL SHORT-TERM INVESTMENTS (COST $34,789,000)                                                                         35,224,739
                                                                                                                ------------------
TOTAL INVESTMENTS IN SECURITIES
(COST $652,321,263)*                                                   98.85%                                          671,867,716
OTHER ASSETS AND LIABILITIES, NET                                       1.15                                             7,829,582
                                                                      ------                                    ------------------
TOTAL NET ASSETS                                                      100.00%                                   $      679,697,298
                                                                      ------                                    ------------------

                      Wells Fargo Advantage Income Funds 87


Portfolio of Investments--August 31, 2010

HIGH INCOME FUND

----------
(v) Security represents investment of cash collateral received from securities on loan.

(l)  Investment in an affiliate.

(u)  Rate shown is the 7-day annualized yield at period end.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(i)  Illiquid security for which the designation as illiquid is unaudited.

<<   All or a portion of this security is on loan.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

+/-  Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

(n) Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.

* Cost for federal income tax purposes is $652,970,225 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $27,338,716
Gross unrealized depreciation    (8,441,225)
                                -----------
Net unrealized appreciation     $18,897,491

The accompanying notes are an integral part of these financial statements.

                      88 Wells Fargo Advantage Income Funds


                                       Portfolio of Investments--August 31, 2010

HIGH YIELD BOND FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
CORPORATE BONDS & NOTES: 68.39%
CONSUMER DISCRETIONARY: 12.16%
AUTO COMPONENTS: 1.17%
$    1,935,000   COOPER TIRE & RUBBER COMPANY                                        7.63%        03/15/2027    $        1,751,175
       100,000   GOODYEAR TIRE & RUBBER COMPANY                                      8.25         08/15/2020               102,375
       509,000   GOODYEAR TIRE & RUBBER COMPANY                                      9.00         07/01/2015               533,178
     2,950,000   GOODYEAR TIRE & RUBBER COMPANY                                     10.50         05/15/2016             3,274,500
                                                                                                                         5,661,228
                                                                                                                ------------------
DIVERSIFIED CONSUMER SERVICES: 1.23%
     1,715,000   CARRIAGE SERVICES INCORPORATED                                      7.88         01/15/2015             1,680,700
     4,080,000   SERVICE CORPORATION INTERNATIONAL                                   7.50         04/01/2027             3,717,900
       525,000   SERVICE CORPORATION INTERNATIONAL                                   8.00         11/15/2021               553,875
                                                                                                                         5,952,475
                                                                                                                ------------------
HOTELS, RESTAURANTS & LEISURE: 1.75%
     1,000,000   AMERISTAR CASINOS INCORPORATED                                      9.25         06/01/2014             1,060,000
     3,200,000   GREEKTOWN SUPERHOLDINGS INCORPORATED++                             13.00         07/01/2015             3,424,000
     2,000,000   GREEKTOWN SUPERHOLDINGS INCORPORATED++                             13.00         07/01/2015             2,140,000
     1,443,000   INN OF THE MOUNTAIN GODS RESORT & CASINO####(i)                    12.00         11/15/2049               631,313
       450,000   SAN PASQUAL CASINO++                                                8.00         09/15/2013               438,750
       750,000   YONKERS RACING CORPORATION++                                       11.38         07/15/2016               806,250
                                                                                                                         8,500,313
                                                                                                                ------------------
HOUSEHOLD DURABLES: 0.01%
        55,000   LENNAR CORPORATION                                                 12.25         06/01/2017                62,975
                                                                                                                ------------------
MEDIA: 7.41%
     5,044,000   AMC ENTERTAINMENT INCORPORATED                                      8.75         06/01/2019             5,207,930
     1,300,000   CABLEVISION SYSTEM CORPORATION++                                    8.63         09/15/2017             1,417,000
     7,909,383   CCH II CAPITAL CORPORATION                                         13.50         11/30/2016             9,372,619
       560,000   CCO HOLDINGS LLC++                                                  8.13         04/30/2020               589,400
       935,000   CHARTER COMMUNICATION OPT LLC CAPITAL++                             8.00         04/30/2012               984,088
     5,300,000   CHARTER COMMUNICATIONS INCORPORATED++                              10.88         09/15/2014             5,936,000
     3,000,000   CINEMARK USA INCORPORATED                                           8.63         06/15/2019             3,142,500
     1,070,000   DISH DBS CORPORATION                                                7.88         09/01/2019             1,115,475
     1,175,000   ECHOSTAR DBS CORPORATION                                            6.63         10/01/2014             1,201,438
     2,075,000   ECHOSTAR DBS CORPORATION                                            7.75         05/31/2015             2,168,375
     2,195,000   LAMAR MEDIA CORPORATION                                             9.75         04/01/2014             2,458,400
     1,000,000   REGAL CINEMAS CORPORATION                                           8.63         07/15/2019             1,032,500
       500,000   SIRIUS XM RADIO INCORPORATED++                                     11.25         06/15/2013               545,000
       720,000   SIRIUS XM RADIO INCORPORATED++                                     13.00         08/01/2014               815,400
     1,140,000   YOUNG BROADCASTING INCORPORATED####(i)                              8.75         01/15/2014                    11
       860,000   YOUNG BROADCASTING INCORPORATED####(i)                             10.00         03/01/2011                     9
                                                                                                                        35,986,145
                                                                                                                ------------------
MULTILINE RETAIL: 0.13%
       610,000   SAKS INCORPORATED                                                   9.88         10/01/2011               643,550
                                                                                                                ------------------
SPECIALTY RETAIL: 0.46%
     1,500,000   TOYS R US PROPERTY COMPANY I LLC                                   10.75         07/15/2017             1,691,250
       500,000   TOYS R US PROPERTY COMPANY II LLC++                                 8.50         12/01/2017               520,000
                                                                                                                         2,211,250
                                                                                                                ------------------

                      Wells Fargo Advantage Income Funds 89


Portfolio of Investments--August 31, 2010

HIGH YIELD BOND FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
CONSUMER STAPLES: 0.68%
FOOD PRODUCTS: 0.68%
$      750,000   B&G FOODS INCORPORATED                                              7.63%        01/15/2018    $          771,563
     1,495,000   DOLE FOOD COMPANY INCORPORATED                                     13.88         03/15/2014             1,797,738
       730,000   PINNACLE FOODS LLC CORPORATION++                                    9.25         04/01/2015               749,163
                                                                                                                         3,318,464
                                                                                                                ------------------
ENERGY: 10.06%
ENERGY EQUIPMENT & SERVICES: 2.00%
       965,000   BRISTOW GROUP INCORPORATED                                          7.50         09/15/2017               965,000
     1,565,000   GULFMARK OFFSHORE INCORPORATED                                      7.75         07/15/2014             1,518,050
     2,300,000   HORNBECK OFFSHORE SERVICES INCORPORATED SERIES B                    6.13         12/01/2014             2,156,250
     2,010,000   HORNBECK OFFSHORE SERVICES INCORPORATED SERIES B                    8.00         09/01/2017             1,889,400
       120,000   OFFSHORE LOGISTICS INCORPORATED                                     6.13         06/15/2013               120,600
     3,155,000   PHI INCORPORATED                                                    7.13         04/15/2013             3,040,631
                                                                                                                         9,689,931
                                                                                                                ------------------
OIL, GAS & CONSUMABLE FUELS: 8.06%
     1,020,000   ARCH COAL INCORPORATED                                              8.75         08/01/2016             1,104,150
       575,000   ATLAS ENERGY RESOURCES LLC                                         12.13         08/01/2017               660,531
     2,250,000   COFFEYVILLE RESOURCES REFINING & MARKETING LLC++                    9.00         04/01/2015             2,311,875
       845,000   CONSOL ENERGY++                                                     8.25         04/01/2020               896,756
     1,500,000   EL PASO CORPORATION                                                 7.00         06/15/2017             1,584,194
       760,000   EL PASO CORPORATION                                                 7.42         02/15/2037               693,631
       415,000   EL PASO CORPORATION                                                12.00         12/12/2013               500,075
     3,950,000   EL PASO CORPORATION SERIES MTN                                      7.75         01/15/2032             3,976,177
     3,000,000   EL PASO NATURAL GAS CORPORATION                                     7.25         06/01/2018             3,214,044
       770,000   FERRELLGAS LP                                                       9.13         10/01/2017               823,900
       815,000   FOREST OIL CORPORATION                                              7.25         06/15/2019               816,019
       560,000   FOREST OIL CORPORATION                                              8.50         02/15/2014               595,000
     1,870,000   HOLLY CORPORATION                                                   9.88         06/15/2017             1,963,500
       890,000   MURRAY ENERGY CORPORATION++                                        10.25         10/15/2015               910,025
     3,560,000   PEABODY ENERGY CORPORATION                                          7.88         11/01/2026             3,662,350
       830,000   PETROHAWK ENERGY CORPORATION                                        7.88         06/01/2015               861,125
     2,980,000   PLAINS EXPLORATION & PRODUCTION COMPANY                             8.63         10/15/2019             3,114,100
       625,000   QEP RESOURCES INCORPORATED                                          6.88         03/01/2021               651,563
     2,250,000   SABINE PASS LNG LP                                                  7.25         11/30/2013             2,115,000
     4,200,000   SABINE PASS LNG LP                                                  7.50         11/30/2016             3,722,250
       480,000   SOUTHWESTERN ENERGY COMPANY++                                       7.50         02/01/2018               541,200
       405,000   STONE ENERGY CORPORATION                                            8.63         02/01/2017               396,900
     1,250,000   SUSSER HOLDINGS LLC++                                               8.50         05/15/2016             1,281,250
       610,000   TESORO CORPORATION                                                  6.50         06/01/2017               587,125
     1,090,000   TESORO CORPORATION                                                  7.50         07/17/2012             1,083,711
       980,000   TESORO CORPORATION                                                  9.75         06/01/2019             1,055,950
                                                                                                                        39,122,401
                                                                                                                ------------------
FINANCIALS: 14.71%
CAPITAL MARKETS: 1.13%
       830,000   E*TRADE FINANCIAL CORPORATION                                       7.38         09/15/2013               788,500
     4,208,000   E*TRADE FINANCIAL CORPORATION(Y)                                   12.50         11/30/2017             4,691,920
                                                                                                                         5,480,420
                                                                                                                ------------------

                      90 Wells Fargo Advantage Income Funds


                                       Portfolio of Investments--August 31, 2010

HIGH YIELD BOND FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
COMMERCIAL BANKS: 0.44%
$    1,860,000   CAPITALSOURCE INCORPORATED++                                       12.75%        07/15/2014    $        2,139,000
                                                                                                                ------------------
CONSUMER FINANCE: 9.02%
     1,780,000   ALLY FINANCIAL INCORPORATED++                                       8.00         03/15/2020             1,824,500
     4,850,000   AMERICAN GENERAL FINANCE CORPORATION                                6.90         12/15/2017             3,758,750
     8,875,000   CIT GROUP INCORPORATED                                              7.00         05/01/2013             8,797,344
     1,080,000   CIT GROUP INCORPORATED                                              7.00         05/01/2014             1,051,650
       900,000   FORD MOTOR CREDIT COMPANY LLC                                       6.63         08/15/2017               914,735
     3,320,000   FORD MOTOR CREDIT COMPANY LLC                                       9.88         08/10/2011             3,504,267
     1,362,000   GMAC LLC++                                                          6.75         12/01/2014             1,351,785
        55,000   GMAC LLC++                                                          6.88         09/15/2011                55,963
     1,280,000   GMAC LLC++                                                          6.88         08/28/2012             1,308,800
     3,430,000   GMAC LLC++                                                          7.50         12/31/2013             3,502,888
     2,535,000   GMAC LLC++                                                          8.00         12/31/2018             2,443,106
     2,773,000   GMAC LLC++                                                          8.00         11/01/2031             2,731,405
       895,000   GMAC LLC                                                            8.00         11/01/2031               865,689
       354,075   HOMER CITY FUNDING, LLC                                             8.73         10/01/2026               306,275
     1,755,000   INTERNATIONAL LEASE FINANCE CORPORATION                             5.30         05/01/2012             1,706,738
       515,000   INTERNATIONAL LEASE FINANCE CORPORATION                             6.38         03/25/2013               497,619
       125,000   INTERNATIONAL LEASE FINANCE CORPORATION++                           6.50         09/01/2014               128,125
       125,000   INTERNATIONAL LEASE FINANCE CORPORATION++                           6.75         09/01/2016               127,813
       200,000   INTERNATIONAL LEASE FINANCE CORPORATION++                           7.13         09/01/2018               204,500
     1,015,000   INTERNATIONAL LEASE FINANCE CORPORATION++                           8.63         09/15/2015             1,021,344
     1,915,000   LEVEL 3 FINANCING INCORPORATED                                     10.00         02/01/2018             1,651,688
     6,085,000   NIELSEN FINANCE LLC SENIOR DISCOUNT NOTE, STEP BOND(o)(o)           0.00         08/01/2016             6,031,756
                                                                                                                        43,786,740
                                                                                                                ------------------
DIVERSIFIED FINANCIAL SERVICES: 2.22%
       390,000   AAC GROUP HOLDING CORPORATION(i)                                   10.25         10/01/2012               382,200
     2,300,000   ALLY FINANCIAL INCORPORATED++                                       8.30         02/12/2015             2,392,000
     6,300,000   NUVEEN INVESTMENTS INCORPORATED                                     5.50         09/15/2015             4,882,500
     3,500,000   NCO GROUP INCORPORATED                                             11.88         11/15/2014             3,115,000
                                                                                                                        10,771,700
                                                                                                                ------------------
REAL ESTATE INVESTMENT TRUSTS: 1.90%
     4,795,000   DUPONT FABROS TECHNOLOGY INCORPORATED                               8.50         12/15/2017             5,070,713
     1,581,000   NATIONAL RETAIL PROPERTIES INCORPORATED                             6.88         10/15/2017             1,786,034
     1,365,000   OMEGA HEALTHCARE INVESTORS INCORPORATED                             7.00         04/01/2014             1,392,300
       909,000   VENTAS REALTY LP                                                    9.00         05/01/2012               962,067
                                                                                                                         9,211,114
                                                                                                                ------------------
HEALTH CARE: 3.46%
BIOTECHNOLOGY: 0.12%
       535,000   TALECRIS BIOTHERAPEUTICS HOLDINGS COMPANY                           7.75         11/15/2016               581,813
                                                                                                                ------------------
HEALTH CARE EQUIPMENT & SUPPLIES: 0.62%
       515,000   BIOMET INCORPORATED(Y)                                             10.38         10/15/2017               560,063
       695,000   BIOMET INCORPORATED                                                11.63         10/15/2017               764,500
     1,675,000   COOPER COMPANIES INCORPORATED                                       7.13         02/15/2015             1,679,188
                                                                                                                         3,003,751
                                                                                                                ------------------

                      Wells Fargo Advantage Income Funds 91


Portfolio of Investments--August 31, 2010

HIGH YIELD BOND FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
HEALTH CARE PROVIDERS & SERVICES: 2.41%
$    5,000,000   COMMUNITY HEALTH SYSTEMS INCORPORATED SERIES WI                     8.88%        07/15/2015    $        5,187,500
     1,550,000   HCA INCORPORATED                                                    7.88         02/01/2011             1,573,250
     2,765,000   HCA INCORPORATED                                                    9.25         11/15/2016             2,965,463
     1,144,000   HCA INCORPORATED                                                    9.63         11/15/2016             1,228,370
       615,000   PROSPECT MEDICAL HOLDING                                           12.75         07/15/2014               652,669
       104,995   SUN HEALTHCARE GROUP INCORPORATED                                   2.43         04/21/2014               101,695
                                                                                                                        11,708,947
                                                                                                                ------------------
LIFE SCIENCES TOOLS & SERVICES: 0.18%
       835,000   BIO-RAD LABORATORIES INCORPORATED                                   8.00         09/15/2016               895,538
                                                                                                                ------------------
PHARMACEUTICALS: 0.13%
       100,000   MYLAN INCORPORATED++                                                7.63         07/15/2017               103,250
       500,000   MYLAN INCORPORATED++                                                7.88         07/15/2020               521,250
                                                                                                                           624,500
                                                                                                                ------------------
INDUSTRIALS: 4.83%
AEROSPACE & DEFENSE: 1.66%
     1,890,000   ALLIANT TECHSYSTEMS INCORPORATED                                    6.75         04/01/2016             1,899,450
     1,386,000   HEXCEL CORPORATION                                                  6.75         02/01/2015             1,379,070
     1,805,000   L-3 COMMUNICATIONS HOLDINGS INCORPORATED                            5.88         01/15/2015             1,838,844
     2,885,000   L-3 COMMUNICATIONS HOLDINGS INCORPORATED                            6.38         10/15/2015             2,953,519
                                                                                                                         8,070,883
                                                                                                                ------------------
COMMERCIAL SERVICES & SUPPLIES: 2.97%
       840,000   CORRECTIONS CORPORATION OF AMERICA                                  6.25         03/15/2013               848,400
       590,000   CORRECTIONS CORPORATION OF AMERICA                                  7.75         06/01/2017               626,875
     1,605,000   GEO GROUP INCORPORATED++                                            7.75         10/15/2017             1,653,150
     1,440,000   IRON MOUNTAIN INCORPORATED                                          8.38         08/15/2021             1,530,000
     3,885,000   KAR HOLDINGS INCORPORATED                                           8.75         05/01/2014             3,991,838
     5,570,000   KAR HOLDINGS INCORPORATED                                          10.00         05/01/2015             5,751,025
                                                                                                                        14,401,288
                                                                                                                ------------------
MACHINERY: 0.03%
       144,253   COMMERCIAL VEHICLE GROUP INCORPORATED                              13.00         02/15/2013               144,253
                                                                                                                ------------------
ROAD & RAIL: 0.17%
       239,000   KANSAS CITY SOUTHERN                                               13.00         12/15/2013               288,593
       500,000   RAILAMERICA INCORPORATED                                            9.25         07/01/2017               542,500
                                                                                                                           831,093
                                                                                                                ------------------
INFORMATION TECHNOLOGY: 3.44%
COMPUTERS & PERIPHERALS: 0.05%
       280,000   STRATUS TECHNOLOGIES INCORPORATED++(i)                             12.00         03/29/2015               243,600
                                                                                                                ------------------
INTERNET SOFTWARE & SERVICES: 0.22%
     1,020,000   EQUINIX INCORPORATED                                                8.13         03/01/2018             1,065,900
                                                                                                                ------------------
IT SERVICES: 3.17%
     1,210,000   FIRST DATA CORPORATION                                              9.88         09/24/2015               919,600
     2,252,774   FIRST DATA CORPORATION(Y)                                          10.55         09/24/2015             1,695,212
       250,000   FIRST DATA CORPORATION                                             11.25         03/31/2016               164,375

                     92 Wells Fargo Advantage Income Funds


                                       Portfolio of Investments--August 31, 2010

HIGH YIELD BOND FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
IT SERVICES (continued)
$    1,265,000   IPAYMENT INCORPORATED                                               9.75%        05/15/2014    $        1,143,244
     2,000,000   LENDER PROCESSING SERVICES INCORPORATED                             8.13         07/01/2016             2,140,000
       857,000   SUNGARD DATA SYSTEMS INCORPORATED                                   4.88         01/15/2014               820,578
     8,100,000   SUNGARD DATA SYSTEMS INCORPORATED                                  10.25         08/15/2015             8,505,000
                                                                                                                        15,388,009
                                                                                                                ------------------
MATERIALS: 4.68%
CHEMICALS: 2.47%
       275,000   CHEMTURA CORPORATION++                                              7.88         09/01/2018               280,844
     1,210,000   HUNTSMAN INTERNATIONAL LLC                                          5.50         06/30/2016             1,138,913
     9,718,117   LYONDELL CHEMICAL COMPANY                                          11.00         05/01/2018            10,556,304
                                                                                                                        11,976,061
                                                                                                                ------------------
CONSTRUCTION MATERIALS: 0.30%
     1,365,000   CPG INTERNATIONAL INCORPORATED++                                   10.63         09/01/2014             1,474,200
                                                                                                                ------------------
CONTAINERS & PACKAGING: 0.48%
        55,000   GRAHAM PACKAGING COMPANY INCORPORATED++                             8.25         01/01/2017                54,313
     1,375,000   GRAHAM PACKAGING COMPANY INCORPORATED                               9.88         10/15/2014             1,399,063
       802,000   OWENS BROCKWAY                                                      7.38         05/15/2016               862,150
                                                                                                                         2,315,526
                                                                                                                ------------------
METALS & MINING: 0.60%
     2,600,000   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED                         8.38         04/01/2017             2,886,000
     3,285,000   INDALEX HOLDINGS CORPORATION####                                   11.50         02/01/2014                16,425
                                                                                                                         2,902,425
                                                                                                                ------------------
PAPER & FOREST PRODUCTS: 0.83%
     2,830,000   EXOPACK HOLDING CORPORPATION                                       11.25         02/01/2014             2,844,150
     1,090,000   GEORGIA-PACIFIC CORPORATION                                         8.88         05/15/2031             1,209,900
                                                                                                                         4,054,050
                                                                                                                ------------------
TELECOMMUNICATION SERVICES: 7.63%
DIVERSIFIED TELECOMMUNICATION SERVICES: 5.06%
     3,140,000   FRONTIER COMMUNICATIONS CORPORATION                                 8.75         04/15/2022             3,312,700
       850,000   GCI INCORPORATED                                                    8.63         11/15/2019               892,500
       355,000   QWEST CORPORATION                                                   6.88         07/15/2028               326,600
     1,410,000   QWEST CORPORATION                                                   7.50         06/15/2023             1,438,200
       270,000   QWEST CORPORATION                                                   7.63         08/03/2021               268,650
     2,990,000   QWEST CORPORATION                                                   8.88         03/15/2012             3,289,000
       815,000   SBA TELECOMMUNICATIONS INCORPORATED                                 8.00         08/15/2016               868,994
     7,035,000   SPRINT CAPITAL CORPORATION                                          6.88         11/15/2028             5,874,225
     1,010,000   SPRINT CAPITAL CORPORATION                                          6.90         05/01/2019               949,400
     2,490,000   SPRINT CAPITAL CORPORATION                                          8.38         03/15/2012             2,633,175
     2,700,000   SPRINT CAPITAL CORPORATION                                          8.75         03/15/2032             2,602,125
       675,000   U.S. WEST COMMUNICATIONS INCORPORATED                               7.13         11/15/2043               654,750
     1,400,000   U.S. WEST COMMUNICATIONS INCORPORATED                               7.25         09/15/2025             1,447,250
                                                                                                                        24,557,569
                                                                                                                ------------------

                      Wells Fargo Advantage Income Funds 93


Portfolio of Investments--August 31, 2010

HIGH YIELD BOND FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
WIRELESS TELECOMMUNICATION SERVICES: 2.57%
$    4,500,000   CC HOLDINGS GS V LLC++                                              7.75%        05/01/2017    $        4,905,000
       415,000   CRICKET COMMUNICATIONS INCORPORATED<<                               9.38         11/01/2014               420,188
     2,880,000   CRICKET COMMUNICATIONS INCORPORATED SERIES I                        7.75         05/15/2016             2,973,600
     1,764,503   IPCS INCORPORATED                                                   3.72         05/01/2014             1,640,988
     2,455,000   METROPCS WIRELESS INCORPORATED                                      9.25         11/01/2014             2,553,200
                                                                                                                        12,492,976
                                                                                                                ------------------
UTILITIES: 6.73%
ELECTRIC UTILITIES: 2.36%
     6,717,000   AQUILA INCORPORATED STEP BOND(o)(o)                                11.88         07/01/2012             7,725,275
     1,166,000   ENERGY FUTURE HOLDINGS CORPORATION(Y)+/-                           10.00         12/01/2020             1,120,505
       488,201   ENERGY FUTURE HOLDINGS CORPORPATION                                12.00         11/01/2017               234,336
       125,000   ENERGYSOLUTIONS INCORPORATED++                                     10.75         08/15/2018               125,625
     1,815,000   OTTER TAIL CORPORATION                                              9.00         12/15/2016             1,928,438
       290,000   PUBLIC SERVICE COMPANY OF NEW MEXICO                                7.95         05/15/2018               318,262
                                                                                                                        11,452,441
                                                                                                                ------------------
GAS UTILITIES: 0.79%
     2,875,000   AMERIGAS PARTNERS LP                                                7.13         05/20/2016             2,950,469
       875,000   AMERIGAS PARTNERS LP                                                7.25         05/20/2015               899,063
                                                                                                                         3,849,532
                                                                                                                ------------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS: 3.57%
     1,130,000   AES CORPORATION                                                     8.88         02/15/2011             1,156,838
       485,000   NRG ENERGY INCORPORATED                                             7.25         02/01/2014               494,700
     1,925,000   NRG ENERGY INCORPORATED                                             7.38         02/01/2016             1,939,438
     8,425,000   NRG ENERGY INCORPORATED                                             7.38         01/15/2017             8,488,188
     1,233,045   RELIANT ENERGY INCORPORATED                                         9.24         07/02/2017             1,282,367
       460,000   RELIANT ENERGY INCORPORATED                                         9.68         07/02/2026               479,550
     3,432,000   RRI ENERGY INCORPORATED                                             6.75         12/15/2014             3,466,320
                                                                                                                        17,307,401
                                                                                                                ------------------
MULTI-UTILITIES: 0.01%
        60,000   CMS ENERGY CORPORATION                                              8.75         06/15/2019                70,327
                                                                                                                ------------------
TOTAL CORPORATE BONDS & NOTES (COST $323,003,950)                                                                      331,949,789
                                                                                                                ------------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 2.20%
     4,677,800   AMERICAN HOME MORTGAGE ASSETS, SERIES 2006, CLASS 1A1+/-            1.35         09/25/2046             2,537,449
     1,515,000   BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED, SERIES
                 2006, CLASS AM                                                      6.01         07/10/2044             1,317,453
     2,040,000   GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES
                 2006-GG7 CLASS AM+/-                                                6.09         07/10/2038             1,823,694
     3,730,000   LEHMAN XS TRUST SERIES 2006-18N CLASS A5A(i)+/-                     0.50         12/25/2036             1,373,106
     1,831,000   MORGAN STANLEY CAPITAL I TRUST SERIES 2006-IQ12 CLASS AM            5.37         12/15/2043             1,642,270
       910,000   MORGAN STANLEY CAPITAL I TRUST SERIES 2006-IQ12 CLASS AM            5.37         12/15/2043               816,202
     1,280,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2006-C23
                 CLASS AM                                                            5.47         01/15/2045             1,167,665
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $11,829,235)                                                            10,677,839
                                                                                                                ------------------

                      94 Wells Fargo Advantage Income Funds


                                       Portfolio of Investments--August 31, 2010

HIGH YIELD BOND FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
YANKEE CORPORATE BONDS & NOTES: 5.15%
CONSUMER DISCRETIONARY: 0.56%
HOTELS, RESTAURANTS & LEISURE: 0.01%
$       65,000   NCL CORPORATION LIMITED                                            11.75%        11/15/2016    $           71,825
                                                                                                                ------------------
MEDIA: 0.55%
     1,000,000   VIDEOTRON LIMITED                                                   6.88         01/15/2014             1,005,000
     1,485,000   VIDEOTRON LIMITED                                                   9.13         04/15/2018             1,648,350
                                                                                                                         2,653,350
                                                                                                                ------------------
ENERGY: 0.54%
OIL, GAS & CONSUMABLE FUELS: 0.54%
       645,000   CONNACHER OIL & GAS LIMITED++                                      11.75         07/15/2014               699,825
       525,000   GRIFFIN COAL MINING COMPANY LIMITED####                             9.50         12/01/2016               307,125
       865,000   OPTI CANADA INCORPORATED                                            8.25         12/15/2014               674,700
       950,000   OPTI CANADA INCORPORATED++                                          9.00         12/15/2012               952,375
                                                                                                                         2,634,025
                                                                                                                ------------------
FINANCIALS: 0.00%
DIVERSIFIED FINANCIAL SERVICES: 0.00%
       720,000   PREFERRED TERM SECURITIES XII LIMITED####(i)                        6.57         12/24/2033                   216
                                                                                                                ------------------
INDUSTRIALS: 1.87%
ROAD & RAIL: 1.87%
     7,945,000   KANSAS CITY SOUTHERN DE MEXICO++                                    8.00         02/01/2018             8,441,563
       547,000   KANSAS CITY SOUTHERN DE MEXICO                                     12.50         04/01/2016               655,716
                                                                                                                         9,097,279
                                                                                                                ------------------
MATERIALS: 0.68%
CHEMICALS: 0.26%
       520,000   NOVA CHEMICALS CORPORATION                                          8.38         11/01/2016               531,700
       685,000   NOVA CHEMICALS CORPORATION                                          8.63         11/01/2019               705,550
                                                                                                                         1,237,250
                                                                                                                ------------------
METALS & MINING: 0.42%
       990,000   NOVELIS INCORPORATED                                                7.25         02/15/2015               992,475
     1,015,000   VEDANTA RESOURCES PLC++                                             9.50         07/18/2018             1,065,750
                                                                                                                         2,058,225
                                                                                                                ------------------
TELECOMMUNICATION SERVICES: 1.50%
WIRELESS TELECOMMUNICATION SERVICES: 1.50%
     1,000,000   INTELSAT CORPORATION                                                9.25         06/15/2016             1,060,000
     2,160,000   INTELSAT LIMITED                                                    8.50         01/15/2013             2,187,000
     1,100,000   INTELSAT LIMITED++                                                  8.50         11/01/2019             1,163,250

                      Wells Fargo Advantage Income Funds 95


Portfolio of Investments--August 31, 2010

HIGH YIELD BOND FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
WIRELESS TELECOMMUNICATION SERVICES: (continued)
$      666,000   INTELSAT LIMITED                                                    8.88%        01/15/2015    $          687,645
       825,000   INTELSAT LIMITED                                                   11.25         06/15/2016               887,906
     1,125,000   TELESAT CANADA INCORPORATED                                        11.00         11/01/2015             1,274,063
                                                                                                                         7,259,864
                                                                                                                ------------------
TOTAL YANKEE CORPORATE BONDS & NOTES (COST $23,282,870)                                                                 25,012,034
                                                                                                                ------------------

    SHARES
--------------
INVESTMENT COMPANIES: 3.05%
       167,492   BLACKROCK HIGH INCOME SHARES                                                                              350,058
       145,003   BLACKROCK LIMITED DURATION INCOME TRUST                                                                 2,430,250
        70,130   EATON VANCE LIMITED DURATION INCOME TRUST                                                               1,148,729
       211,246   ING PRIME RATE TRUST                                                                                    1,161,853
       285,321   LMP CORPORATE LOAN FUND INCORPORATED                                                                    3,175,623
       169,713   NEW AMERICA HIGH INCOME FUND INCORPORATED                                                               1,703,919
       308,819   NUVEEN FLOATING RATE INCOME FUND                                                                        3,375,392
       115,209   WESTERN ASSET GLOBAL HIGH INCOME INCORPORATED                                                           1,420,527
TOTAL INVESTMENT COMPANIES (COST $11,342,576)                                                                           14,766,351
                                                                                                                ------------------

   PRINCIPAL
--------------
TERM LOANS: 15.41%
$    2,725,000   AGA MEDICAL CORPORATION                                             2.56         04/26/2013             2,472,938
       250,000   ALLIANCE LAUNDRY SYSTEMS INCORPORATED                               2.77         01/27/2012               243,750
     2,000,000   ALLISON TRANSMISSION INCORPORATED                                   3.04         08/07/2014             1,838,000
     2,600,000   AMERISTAR CASINOS INCORPORATED <                                    3.52         11/10/2012             2,578,186
     1,885,525   BLACKSTONE UTP                                                      7.75         11/02/2014             1,894,953
       750,000   CALPINE CORPORATION <                                                 NA         03/29/2014               716,318
     4,000,000   CAPITAL AUTOMOTIVE                                                  2.82         12/14/2012             3,796,680
     2,000,000   CCM MERGER INCORPORATED                                             8.50         07/13/2012             1,971,080
     1,000,000   CELANESE HOLDINGS LLC <                                               NA         04/02/2014               954,330
     1,724,529   COINMACH CORPORATION                                                3.35         11/20/2014             1,502,496
     1,718,824   COMMUNITY HEALTH SYSTEMS INCORPORATED <                             2.55         07/25/2014             1,618,995
        88,371   COMMUNITY HEALTH SYSTEMS INCORPORATED <                             2.55         07/25/2014                83,264
       750,000   EMDEON BUSINESS SERVICES LLC <                                        NA         05/16/2014               724,500
     6,188,565   FAIRPOINT COMMUNICATIONS INCORPORATED <####                         0.00         03/31/2015             3,997,813
     2,880,405   FEDERAL MOGUL CORPORATION <                                           NA         12/29/2014             2,515,400
     1,469,595   FEDERAL MOGUL CORPORATION <                                           NA         12/28/2015             1,281,428
       900,000   FIRST DATA FRN <                                                      NA         09/24/2014               767,250
     4,000,000   FORD MOTOR COMPANY <                                                  NA         12/16/2013             3,839,520
     2,772,244   FORD MOTOR COMPANY                                                  3.03         12/16/2013             2,664,542
     1,875,000   GOODYEAR TIRE & RUBBER COMPANY                                      2.24         04/30/2014             1,743,750
     2,000,000   GRAY TELEVISION <                                                     NA         12/31/2014             1,891,420
     2,000,000   HCA INCORPORATED                                                    2.03         11/16/2012             1,921,420
       677,829   HMSC                                                                5.76         10/03/2014               433,811
     2,000,000   INTELSAT SUBSUDUARY HOLDING COMPANY                                 3.03         07/03/2013             1,902,500
     1,000,000   LEVEL 3 FINANCING INCORPORATED                                      2.71         03/13/2014               895,000
     3,292,345   LOCAL TV FINANCE LLC <                                              2.27         05/07/2013             2,934,303
     1,847,845   LPL HOLDINGS INCORPORATED                                           2.19         06/28/2013             1,783,171
     1,992,168   MERISANT COMPANY                                                    7.50         01/08/2014             1,832,795
     3,650,000   METALDYNE COMPANY LLC                                              13.00         04/16/2014             3,704,750
       350,000   METROPCS WIRELESS INCORPORATED                                      2.56         11/04/2013               341,359
        78,920   MISSION BROADCASTING INCORPORATED <                                   NA         09/30/2016                78,328

                      96 Wells Fargo Advantage Income Funds


                                       Portfolio of Investments--August 31, 2010

HIGH YIELD BOND FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
TERM LOANS: (continued)
$    1,983,250   NEFF CORPORATION                                                    4.04%        05/31/2013    $        1,918,794
     2,825,000   NEWSDAY LLC                                                        10.50         08/01/2013             2,998,031
       123,439   NEXSTAR BROADCASTING INCORPORATED <                                   NA         09/30/2016               122,514
       224,322   NIELSEN FINANCE LLC <                                                 NA         08/09/2013               213,541
       450,000   OWENS BROCKWAY GLASS CONTAINER                                      1.79         06/14/2013               446,513
     2,852,624   PENN NATIONAL GAMING INCORPORATED <                                 2.06         10/03/2012             2,780,653
     1,245,000   SUGARHOUSE HSP GAMING LP                                           11.25         09/23/2014             1,196,756
       195,030   SUN HEALTHCARE GROUP INCORPORATED                                   3.64         04/21/2014               188,900
     2,000,000   SUNGARD DATA SYSTEMS INCORPORATED                                   2.04         02/28/2014             1,916,260
       325,000   THE GEO GROUP INCORPORATED                                          4.75         06/22/2017               325,712
     9,500,000   TXU ENERGY COMPANY LLC <                                            3.80         10/10/2014             7,178,010
       625,000   VERTAFORE INCORPORATED                                              6.75         07/29/2016               620,938
TOTAL TERM LOANS (COST $74,431,048)                                                                                     74,830,672
                                                                                                                ------------------

    SHARES
--------------
COMMON STOCKS: 0.28%
MATERIALS: 0.28%
CHEMICALS: 0.28%
        13,329   LYONDELLBASELL CLASS A+                                                                                   273,245
        52,162   LYONDELLBASELL CLASS B+                                                                                 1,068,777
TOTAL COMMON STOCKS (COST $758,075)                                                                                      1,342,022
                                                                                                                ------------------

                                                                                    YIELD
                                                                                -------------
PREFERRED STOCKS: 0.17%
FINANCIALS: 0.17%
CONSUMER FINANCE: 0.17%
           995   ALLY FINANCIAL INCORPORATED                                         7.00                                  821,901
                                                                                                                ------------------
TOTAL PREFERRED STOCKS (COST $797,669)                                                                                     821,901
                                                                                                                ------------------
SHORT-TERM INVESTMENTS: 7.03%
INVESTMENT COMPANIES: 7.03%
    33,897,606   WELLS FARGO ADVANTAGE MONEY MARKET TRUST(l)(u)(o)                   0.29                               33,897,606
       213,500   WELLS FARGO SECURITIES LENDING CASH INVESTMENTS, LLC(v)(l)(u)       0.31                                  213,500
TOTAL SHORT-TERM INVESTMENTS (COST $34,111,106)                                                                         34,111,106
                                                                                                                ------------------
TOTAL INVESTMENTS IN SECURITIES
(COST $479,556,529)*                                                  101.68%                                          493,511,714
OTHER ASSETS AND LIABILITIES, NET                                      (1.68)                                           (8,133,630)
                                                                      ------                                    ------------------
TOTAL NET ASSETS                                                      100.00%                                   $      485,378,084
                                                                      ------                                    ------------------

                      Wells Fargo Advantage Income Funds 97


Portfolio of Investments--August 31, 2010

HIGH YIELD BOND FUND

----------
++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(i)  Illiquid security for which the designation as illiquid is unaudited.

(Y) Payment-in-kind (PIK) securities are securities in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

(o)(o) Stepped coupon bond. Interest rate presented is yield to maturity.

<<   All or a portion of this security is on loan.

+/-  Variable rate investments.

+    Non-income earning securities.

<    All or a portion of the position represents an unfunded loan commitment.

(l)  Investment in an affiliate.

(u)  Rate shown is the 7-day annualized yield at period end.

(v) Security represents investment of cash collateral received from securities on loan.

(o) Security pledged as collateral for when-issued (TBA), delayed delivery basis and/or unfunded loans.

* Cost for federal income tax purposes is $481,103,190 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $ 23,046,837
Gross unrealized depreciation    (10,638,313)
                                ------------
Net unrealized appreciation     $ 12,408,524

The accompanying notes are an integral part of these financial statements.

                      98 Wells Fargo Advantage Income Funds


                                       Portfolio of Investments--August 31, 2010

INCOME PLUS FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
AGENCY SECURITIES: 30.82%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 2.80%
$    6,200,000   FHLMC                                                               0.88%        10/28/2013    $        6,178,951
     3,800,000   FHLMC%%                                                             5.50         09/30/2040             4,055,314
           728   FHLMC #170065                                                      14.00         09/01/2012                   738
       151,338   FHLMC #1J1263+/-                                                    5.75         01/01/2036               158,683
        64,476   FHLMC #A77459                                                       7.50         05/01/2038                71,689
     2,937,428   FHLMC #A92458                                                       5.00         06/01/2040             3,121,171
     1,540,000   FHLMC #A93454                                                       5.00         08/01/2040             1,636,972
         1,259   FHLMC #C00922                                                       8.00         02/01/2030                 1,449
       850,000   FHLMC SERIES 2736 CLASS BC                                          5.00         12/15/2029               888,234
     1,761,113   FHLMC SERIES M009 CLASS A(i)                                        5.40         10/15/2021             1,893,601
                                                                                                                        18,006,802
                                                                                                                ------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 26.06%
    10,660,000   FNMA                                                                4.75         11/19/2012            11,600,031
     1,352,000   FNMA%%                                                              5.50         09/30/2025             1,454,245
     3,670,000   FNMA%%                                                              3.50         10/31/2025             3,789,848
     1,740,000   FNMA%%                                                              4.00         09/30/2040             1,801,716
    18,670,000   FNMA%%                                                              4.50         09/30/2040            19,603,500
    20,215,000   FNMA%%                                                              5.00         09/30/2040            21,465,803
    19,340,000   FNMA%%                                                              5.50         09/30/2040            20,678,695
    17,990,000   FNMA%%                                                              6.00         09/30/2040            19,367,350
     2,835,896   FNMA #073587                                                        7.87         07/01/2026             3,005,491
       181,869   FNMA #256986                                                        7.00         11/01/2037               200,476
       892,909   FNMA #257307                                                        6.00         08/01/2038               962,219
     3,923,971   FNMA #383228                                                        6.27         02/01/2011             3,898,885
       240,000   FNMA #385234                                                        6.06         06/01/2012               256,409
     1,633,704   FNMA #464093                                                        4.39         01/01/2020             1,764,395
     1,964,508   FNMA #465156                                                        4.46         05/01/2020             2,126,565
     3,653,547   FNMA #545320                                                        5.69         11/01/2011             3,787,083
     1,386,431   FNMA #545547                                                        6.08         03/01/2012             1,459,163
       359,541   FNMA #725372                                                        6.94         12/01/2010               354,635
     1,036,961   FNMA #725715                                                        5.50         08/01/2034             1,118,400
       311,887   FNMA #735230                                                        5.50         02/01/2035               336,381
       117,207   FNMA #831621                                                        7.00         07/01/2036               130,410
       403,695   FNMA #863727+/-                                                     5.34         01/01/2036               422,993
       218,566   FNMA #886087                                                        6.50         07/01/2036               238,640
       207,064   FNMA #886686+/-                                                     6.03         08/01/2036               218,601
       318,413   FNMA #888022                                                        5.00         02/01/2036               339,972
       652,536   FNMA #889398                                                        6.00         11/01/2037               703,800
       143,646   FNMA #892283+/-                                                     5.85         09/01/2036               152,349
       149,154   FNMA #895998                                                        6.50         07/01/2036               162,852
        88,330   FNMA #902200                                                        6.50         11/01/2036                96,442
     2,824,771   FNMA #934370                                                        5.50         08/01/2038             3,023,951
     7,668,514   FNMA #941312                                                        6.50         07/01/2037             8,358,427
     7,030,262   FNMA #947654                                                        6.00         10/01/2037             7,582,563
        45,832   FNMA #976190                                                        7.50         05/01/2038                50,909
     6,007,663   FNMA #987853                                                        5.50         08/01/2038             6,431,275
     1,862,270   FNMA #995238                                                        5.00         01/01/2024             1,981,963
     5,443,197   FNMA #995591                                                        7.00         03/01/2024             5,881,448
     1,029,730   FNMA #AC2673                                                        4.00         09/01/2024             1,084,851
     1,744,296   FNMA #AC7693                                                        4.50         11/01/2024             1,848,520
     2,698,680   FNMA #AD0309                                                        4.50         10/01/2024             2,860,775
     5,763,388   FNMA #AD7860                                                        5.00         06/01/2040             6,128,403
       777,750   FNMA SERIES 2004-7 CLASS AE                                         5.00         12/25/2030               793,410
                                                                                                                       167,523,844
                                                                                                                ------------------

                      Wells Fargo Advantage Income Funds 99


Portfolio of Investments--August 31, 2010

INCOME PLUS FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 1.96%
$    7,130,000   GNMA%%                                                              4.50%        09/30/2040    $        7,558,912
     4,700,000   GNMA%%                                                              5.00         09/30/2040             5,050,296
           122   GNMA #053809                                                       15.00         02/15/2012                   122
           318   GNMA #45265                                                        15.00         08/15/2011                   320
         1,464   GNMA #516121                                                        7.50         12/15/2029                 1,679
                                                                                                                        12,611,329
                                                                                                                ------------------
TOTAL AGENCY SECURITIES (COST $195,022,243)                                                                            198,141,975
                                                                                                                ------------------
ASSET BACKED SECURITIES: 1.69%
       200,000   AMERICAN EXPRESS ISSUANCE TRUST SERIES 2007-1 CLASS A+/-            0.48         09/15/2011               200,032
       278,922   CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2007-4 CLASS
                 A3B+/-                                                              0.98         12/15/2011               279,086
       430,000   CHASE ISSUANCE TRUST SERIES 2005-A6 CLASS A6+/-                     0.35         07/15/2014               428,957
     3,410,000   CHASE ISSUANCE TRUST SERIES 2009-A3 CLASS A3                        2.40         06/17/2013             3,459,641
       285,000   CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2005-C1 CLASS C1         5.50         03/24/2017               307,172
       998,913   COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2004-S1 CLASS A3       4.62         02/25/2035               929,759
     2,489,133   CVS PASS-THROUGH TRUST SERIES T                                     6.04         12/10/2028             2,625,289
     2,345,000   DISCOVER CARD MASTER TRUST SERIES 2008-A4 CLASS A4                  5.65         12/15/2015             2,628,816
         6,799   SACO I TRUST SERIES 2005-2 CLASS A+/-(i)                            0.46         04/25/2035                 2,627
TOTAL ASSET BACKED SECURITIES (COST $10,206,325)                                                                        10,861,379
                                                                                                                ------------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 9.36%
       528,197   AMERICAN HOME MORTGAGE INVESTMENT TRUST SERIES 2005-2 CLASS
                 LV-A+/-                                                             2.03         09/25/2045               461,962
       785,000   BANC OF AMERICA COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                 SERIES 2007-1 CLASS AMFX                                            5.48         01/15/2049               671,731
     3,255,000   BANC OF AMERICA MORTGAGE SECURITIES INCORPORATED SERIES
                 2005-D CLASS 2A6+/-                                                 2.94         05/25/2035             2,791,152
     1,070,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                 2008-1 CLASS AM                                                     6.42         02/10/2051               957,362
     1,485,000   CITIGROUP COMMERCIAL MORTGAGE TRUST SERIES 2008-C7 CLASS AM         6.29         12/10/2049             1,291,907
     2,645,000   COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
                 2004-LB4A CLASS A4                                                  4.58         10/15/2037             2,699,267
       621,396   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                 SERIES 1998-C2 CLASS AX(c)                                          0.56         11/11/2030                 7,090
       845,000   CREDIT SUISSE MORTGAGE CAPITAL CERTIFICATES SERIES 2006-C3
                 CLASS A3                                                            6.02         06/15/2038               919,572
     3,623,427   FHLMC SERIES T-42 CLASS A5                                          7.50         02/25/2042             4,245,637
       112,087   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57 CLASS
                 2A1+/-                                                              4.27         07/25/2043               118,672
        91,673   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-59 CLASS
                 2A1+/-                                                              4.19         10/25/2043                97,058
       160,423   FINANCIAL ASSET SECURITIZATION INCORPORATED SERIES 1997-NAM2
                 CLASS B2                                                            7.88         07/25/2027               163,890
        13,825   FNMA GRANTOR TRUST SERIES 2002-T12 CLASS A3                         7.50         05/25/2042                16,253
       165,853   FNMA SERIES 2003-W14 CLASS 2A+/-                                    4.49         01/25/2043               175,804
       316,861   FNMA WHOLE LOAN SERIES 2003-W8 CLASS 4A+/-                          4.33         11/25/2042               317,651
     3,855,188   FNMA WHOLE LOAN SERIES 2004-W11 CLASS 1A3                           7.00         05/25/2044             4,469,608
     3,121,699   FNMA WHOLE LOAN SERIES 2004-W15 CLASS 1A3                           7.00         08/25/2044             3,619,220
       176,554   FNMA WHOLE LOAN SERIES 2005-W4 CLASS 3A+/-                          3.91         06/25/2035               186,513
       197,696   GNMA SERIES 2005-59 CLASS A                                         4.39         05/16/2023               201,807
     1,231,071   GNMA SERIES 2005-90 CLASS A                                         3.76         09/16/2028             1,271,966
       393,713   GNMA SERIES 2006-3 CLASS A                                          4.21         01/16/2028               401,303
     1,789,132   GNMA SERIES 2007-12 CLASS A                                         3.96         06/16/2031             1,865,299
       485,000   GNMA SERIES 2007-12 CLASS C                                         5.28         04/16/2041               559,133
     2,377,335   GNMA SERIES 2007-69 CLASS TA+/-                                     4.65         06/16/2031             2,434,878
    19,392,242   GNMA SERIES 2008-22 CLASS XM(c)                                     0.97         02/16/2050               870,898
     4,365,000   GNMA SERIES 2008-86 CLASS D                                         5.46         04/16/2040             4,981,330
     2,228,000   GS MORTGAGE SECURITIES CORPORATION II SERIES 2006-GG8 CLASS
                 A4                                                                  5.56         11/10/2039             2,357,224
     1,940,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES SERIES
                 2007-CB18 CLASS A4                                                  5.44         06/12/2047             2,030,981
     2,690,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2006-C4
                 CLASS A3                                                            5.17         12/12/2049             2,781,194
     3,819,428   LEHMAN BROTHERS-UBS COMMERCIAL MORTGAGE TRUST SERIES 2003-C8
                 CLASS A3                                                            4.83         11/15/2027             3,975,344
     3,735,000   LEHMAN BROTHERS-UBS COMMERCIAL MORTGAGE TRUST SERIES 2006-C1
                 CLASS A4                                                            5.16         02/15/2031             4,027,197
     2,044,673   MACH ONE TRUST COMMERCIAL MORTGAGE BACKED SERIES 2004-1
                 CLASS X(c)(i)                                                       1.17         05/28/2040                27,767

                     100 Wells Fargo Advantage Income Funds


                                       Portfolio of Investments--August 31, 2010

INCOME PLUS FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$    1,030,000   MERRILL LYNCH COMMERCIAL MORTGAGE TRUST SERIES 2007-8 CLASS
                 A3                                                                  6.18%        08/12/2049    $        1,107,354
     1,432,464   MORGAN STANLEY CAPITAL I SERIES 2004-RR2 CLASS X(c)(i)              0.89         10/28/2033                16,344
     3,310,000   MORGAN STANLEY CAPITAL I SERIES 2004-T15 CLASS A4                   5.27         06/13/2041             3,554,382
     2,515,000   MORGAN STANLEY CAPITAL I SERIES 2007-IQ CLASS A4                    5.81         12/12/2049             2,654,711
     2,289,860   WAMU MORTGAGE PASS THROUGH CERTIFICATES SERIES 2007-HY7
                 CLASS 3A2+/-                                                        5.72         07/25/2037             1,851,753
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $56,866,026)                                                            60,181,214
                                                                                                                ------------------
CORPORATE BONDS & NOTES: 23.73%
CONSUMER DISCRETIONARY: 3.22%
DIVERSIFIED CONSUMER SERVICES: 0.28%
     1,750,000   SERVICE CORPORATION INTERNATIONAL SERIES WI                         7.00         06/15/2017             1,811,250
                                                                                                                ------------------
HOTELS, RESTAURANTS & LEISURE: 0.12%
       901,000   AGUA CALIENTE BAND OF CAHUILLA INDIANS(i)                           6.44         10/01/2016               792,610
                                                                                                                ------------------
INTERNET & CATALOG RETAIL: 0.77%
     2,985,000   EXPEDIA INCORPORATED++                                              5.95         08/15/2020             3,048,431
     1,750,000   NETFLIX INCORPORATED                                                8.50         11/15/2017             1,907,500
                                                                                                                         4,955,931
                                                                                                                ------------------
MEDIA: 1.48%
     2,170,000   BRITISH SKY BROADCASTING GROUP PLC++                                9.50         11/15/2018             3,001,021
     2,210,000   CBS CORPORATION                                                     7.88         07/30/2030             2,705,248
     1,765,000   DIRECTV HOLDINGS LLC                                                6.38         06/15/2015             1,826,775
     1,525,000   NEWS AMERICA HOLDINGS INCORPORATED                                  8.25         08/10/2018             1,974,466
                                                                                                                         9,507,510
                                                                                                                ------------------
MULTILINE RETAIL: 0.28%
     1,750,000   MACY'S RETAIL HOLDINGS INCORPORATED                                 5.90         12/01/2016             1,802,500
                                                                                                                ------------------
SPECIALTY RETAIL: 0.29%
     1,750,000   LIMITED BRANDS INCORPORATED                                         7.00         05/01/2020             1,828,750
                                                                                                                ------------------
CONSUMER STAPLES: 2.01%
BEVERAGES: 0.28%
     1,750,000   CONSTELLATION BRANDS INCORPORATED                                   7.25         09/01/2016             1,833,125
                                                                                                                ------------------
FOOD & STAPLES RETAILING: 0.24%
     1,415,000   KROGER COMPANY                                                      6.75         04/15/2012             1,533,369
                                                                                                                ------------------
FOOD PRODUCTS: 0.74%
     2,500,000   KRAFT FOODS INCORPORATED                                            6.13         08/23/2018             2,934,253
     1,750,000   TREEHOUSE FOODS INCORPORATED                                        7.75         03/01/2018             1,850,625
                                                                                                                         4,784,878
                                                                                                                ------------------
TOBACCO: 0.75%
     2,395,000   LORILLARD INCORPORATED                                              8.13         06/23/2019             2,760,144
     1,735,000   REYNOLDS AMERICAN INCORPORATED                                      7.63         06/01/2016             2,035,766
                                                                                                                         4,795,910
                                                                                                                ------------------
ENERGY: 1.66%
OIL, GAS & CONSUMABLE FUELS: 1.66%
     1,750,000   CONSOL ENERGY++                                                     8.25         04/01/2020             1,857,188
     1,750,000   EL PASO NATURAL GAS CORPORATION                                     7.25         06/01/2018             1,874,859

                     Wells Fargo Advantage Income Funds 101


Portfolio of Investments--August 31, 2010

INCOME PLUS FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
OIL, GAS & CONSUMABLE FUELS: (continued)
$    1,750,000   NEWFIELD EXPLORATION COMPANY                                        6.88%        02/01/2020    $        1,824,375
     1,750,000   PEABODY ENERGY CORPORATION                                          5.88         04/15/2016             1,763,125
     1,750,000   SUBURBAN PROPANE PARTNERS LP                                        7.38         03/15/2020             1,824,375
     1,250,000   TEXAS EASTERN TRANSMISSION LP                                       7.00         07/15/2032             1,549,319
                                                                                                                        10,693,241
                                                                                                                ------------------
FINANCIALS: 7.16%
CAPITAL MARKETS: 1.02%
     3,310,000   LAZARD GROUP LLC                                                    7.13         05/15/2015             3,567,028
     2,456,000   RAYMOND JAMES FINANCIAL INCORPORATED                                8.60         08/15/2019             2,953,826
                                                                                                                         6,520,854
                                                                                                                ------------------
COMMERCIAL BANKS: 1.66%
     1,580,000   COMMONWEALTH BANK OF AUSTRALIA++                                    6.02         03/29/2049             1,518,434
     4,000,000   FBOP CORPORATION####(a)(i)                                         10.00         05/28/2009                     0
     2,245,000   FIFTH THIRD BANCORP                                                 6.25         05/01/2013             2,451,650
     2,180,000   KEY BANK NA                                                         4.95         09/15/2015             2,265,582
     2,890,000   LLOYDS TSB BANK PLC++                                               5.80         01/13/2020             2,978,350
     1,415,000   PNC FINANCIAL SERVICES GROUP INCORPORATED                           8.25         05/29/2049             1,475,297
                                                                                                                        10,689,313
                                                                                                                ------------------
CONSUMER FINANCE: 1.10%
     2,380,000   DISCOVER FINANCIAL SERVICES                                        10.25         07/15/2019             2,995,411
     1,750,000   FORD MOTOR CREDIT COMPANY LLC                                       8.13         01/15/2020             1,914,066
     2,485,000   SLM CORPORATION                                                     8.00         03/25/2020             2,174,375
                                                                                                                         7,083,852
                                                                                                                ------------------
DIVERSIFIED FINANCIAL SERVICES: 0.77%
     2,795,000   BANK OF AMERICA CORPORATION                                         6.50         08/01/2016             3,122,574
     1,750,000   JPMORGAN CHASE & COMPANY SERIES 1                                   7.90         04/29/2049             1,840,510
                                                                                                                         4,963,084
                                                                                                                ------------------
INSURANCE: 2.31%
                 2,500,000 AFLAC INCORPORATED                                        6.90         12/17/2039             2,775,248
     2,245,000   GENWORTH FINANCIAL INCORPORATED                                     7.70         06/15/2020             2,316,699
     1,600,000   NATIONAL LIFE INSURANCE COMPANY OF VERMONT++                       10.50         09/15/2039             2,008,358
     1,945,000   TORCHMARK CORPORATION                                               9.25         06/15/2019             2,499,298
     2,360,000   UNUM GROUP                                                          7.13         09/30/2016             2,656,902
     2,330,000   WILLIS NORTH AMERICA INCORPORATED                                   7.00         09/29/2019             2,570,006
                                                                                                                        14,826,511
                                                                                                                ------------------
REAL ESTATE INVESTMENT TRUST: 0.30%
     1,865,000   VENTAS REALTY LP SENIOR NOTES                                       6.50         06/01/2016             1,922,203
                                                                                                                ------------------
HEALTH CARE: 0.88%
HEALTH CARE PROVIDERS & SERVICES: 0.88%
     1,750,000   DAVITA INCORPORATED                                                 7.25         03/15/2015             1,809,063
     1,500,000   HCA INCORPORATED                                                    8.50         04/15/2019             1,644,375
       250,000   HCA INCORPORATED                                                    7.25         09/15/2020               261,250
     1,695,000   LABORATORY CORPORATION OF AMERICA HOLDINGS                          5.63         12/15/2015             1,916,398
                                                                                                                         5,631,086
                                                                                                                ------------------

                     102 Wells Fargo Advantage Income Funds


                                       Portfolio of Investments--August 31, 2010

INCOME PLUS FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
INDUSTRIALS: 2.84%
AEROSPACE & DEFENSE: 0.80%
$      195,000   ESTERLINE TECHNOLOGIES CORPORATION                                  7.00%        08/01/2020    $          198,413
       500,000   HEXCEL CORPORATION                                                  6.75         02/01/2015               497,500
     3,000,000   L-3 COMMUNICATIONS CORPORATION                                      4.75         07/15/2020             3,162,033
     1,250,000   L-3 COMMUNICATIONS CORPORATION                                      6.38         10/15/2015             1,279,688
                                                                                                                         5,137,634
                                                                                                                ------------------
COMMERCIAL SERVICES & SUPPLIES: 0.57%
     1,750,000   CLEAN HARBORS INCORPORATED                                          7.63         08/15/2016             1,793,750
     1,750,000   CORRECTIONS CORPORATION OF AMERICA                                  7.75         06/01/2017             1,859,375
                                                                                                                         3,653,125
                                                                                                                ------------------
ELECTRICAL EQUIPMENT: 0.27%
     1,750,000   BELDEN CDT INCORPORATED                                             7.00         03/15/2017             1,758,750
                                                                                                                ------------------
MACHINERY: 0.68%
     1,750,000   SPX CORPORATION                                                     7.63         12/15/2014             1,885,625
       670,000   TEREX CORPORATION                                                   7.38         01/15/2014               676,700
     1,750,000   VALMONT INDUSTRIES INCORPORATED                                     6.63         04/20/2020             1,808,265
                                                                                                                         4,370,590
                                                                                                                ------------------
PROFESSIONAL SERVICES: 0.52%
     1,335,000   EQUIFAX INCORPORATED                                                6.30         07/01/2017             1,512,369
     1,750,000   FTI CONSULTING INCORPORATED                                         7.75         10/01/2016             1,815,625
                                                                                                                         3,327,994
                                                                                                                ------------------
INFORMATION TECHNOLOGY: 1.25%
COMMUNICATIONS EQUIPMENT: 0.56%
     1,750,000   BROCADE COMMUNICATIONS SYSTEMS INCORPORATED++                       6.88         01/15/2020             1,789,375
     1,750,000   ECHOSTAR DBS CORPORATION                                            7.75         05/31/2015             1,828,750
                                                                                                                         3,618,125
                                                                                                                ------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS: 0.50%
     2,180,000   AVNET INCORPORATED                                                  5.88         06/15/2020             2,298,402
       780,000   CORNING INCORPORATED                                                7.25         08/15/2036               937,909
                                                                                                                         3,236,311
                                                                                                                ------------------
OFFICE ELECTRONICS: 0.19%
     1,145,000   XEROX CORPORATION                                                   6.88         08/15/2011             1,202,432
                                                                                                                ------------------
MATERIALS: 2.17%
CHEMICALS: 0.60%
     1,808,000   MOSAIC COMPANY++                                                    7.63         12/01/2016             1,967,471
     1,750,000   NALCO COMPANY                                                       8.25         05/15/2017             1,892,188
                                                                                                                         3,859,659
                                                                                                                ------------------
CONTAINERS & PACKAGING: 0.88%
     1,750,000   BALL CORPORATION                                                    7.38         09/01/2019             1,876,875
     1,750,000   OWENS BROCKWAY GLASS CONTAINER INCORPORATED                         7.38         05/15/2016             1,881,250
     1,750,000   ROCK-TENN COMPANY                                                   9.25         03/15/2016             1,920,625
                                                                                                                         5,678,750
                                                                                                                ------------------

                     Wells Fargo Advantage Income Funds 103


Portfolio of Investments--August 31, 2010

INCOME PLUS FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
METALS & MINING: 0.20%
$    1,250,000   US STEEL CORPORATION                                                7.38%        04/01/2020    $        1,265,625
                                                                                                                ------------------
PAPER & FOREST PRODUCTS: 0.49%
       125,000   DOMTAR CORPORATION                                                  7.13         08/15/2015               133,125
     1,000,000   DOMTAR CORPORATION                                                 10.75         06/01/2017             1,232,500
     1,750,000   GEORGIA-PACIFIC LLC++                                               7.00         01/15/2015             1,811,250
                                                                                                                         3,176,875
                                                                                                                ------------------
TELECOMMUNICATION SERVICES: 1.59%
DIVERSIFIED TELECOMMUNICATION SERVICES: 0.77%
     1,750,000   FRONTIER COMMUNICATIONS CORPORATION                                 8.25         04/15/2017             1,850,625
     1,060,000   QWEST CORPORATION                                                   8.38         05/01/2016             1,234,900
     1,750,000   WINDSTREAM CORPORATION                                              8.13         08/01/2013             1,865,938
                                                                                                                         4,951,463
                                                                                                                ------------------
WIRELESS TELECOMMUNICATION SERVICES: 0.82%
     1,285,000   ALLTEL CORPORATION                                                  7.00         07/01/2012             1,414,745
     1,765,000   AMERICAN TOWER CORPORATION                                          7.00         10/15/2017             2,040,781
     1,750,000   CROWN CASTLE INTERNATIONAL CORPORATION                              7.13         11/01/2019             1,815,625
                                                                                                                         5,271,151
                                                                                                                ------------------
UTILITIES: 0.95%
ELECTRIC UTILITIES: 0.57%
     1,500,000   IPALCO ENTERPRISES INCORPORATED++                                   7.25         04/01/2016             1,567,500
     1,500,000   MIRANT NORTH AMERICA LLC                                            7.38         12/31/2013             1,533,750
       500,000   SIERRA PACIFIC RESOURCES                                            6.75         08/15/2017               515,912
                                                                                                                         3,617,162
                                                                                                                ------------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS: 0.38%
        92,849   COSO GEOTHERMAL POWER HOLDINGS(i)                                   7.00         07/15/2026                90,139
     2,095,464   FPL ENERGY CAITHNESS FUNDING(i)                                     7.65         12/31/2018             2,368,273
                                                                                                                         2,458,412
                                                                                                                ------------------
TOTAL CORPORATE BONDS & NOTES (COST $147,511,321)                                                                      152,560,035
                                                                                                                ------------------
YANKEE CORPORATE BONDS & NOTES: 6.37%
CONSUMER DISCRETIONARY: 0.93%
MEDIA: 0.93%
     2,380,000   GLOBO COMUNICACOES E PARTICIPACOES SA++                             7.25         04/26/2022             2,522,800
     1,755,000   MYRIAD INTERNATIONAL HOLDINGS BV++                                  6.38         07/28/2017             1,796,769
     1,500,000   VIDEOTRON LIMITED                                                   9.13         04/15/2018             1,665,000
                                                                                                                         5,984,569
                                                                                                               ------------------
ENERGY: 0.34%
ENERGY EQUIPMENT & SERVICES: 0.34%
     1,665,000   WEATHERFORD INTERNATIONAL LIMITED                                   9.63         03/01/2019             2,184,550
                                                                                                                ------------------
FINANCIALS: 2.26%
CAPITAL MARKETS: 0.41%
     1,500,000   FMC FINANCE III SA                                                  6.88         07/15/2017             1,563,750
     1,000,000   MACQUARIE GROUP LIMITED++                                           6.00         01/14/2020             1,050,393
                                                                                                                         2,614,143
                                                                                                                ------------------

                     104 Wells Fargo Advantage Income Funds


                                       Portfolio of Investments--August 31, 2010

INCOME PLUS FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
COMMERCIAL BANKS: 1.44%
$    2,510,000   BANCO MACRO SA++                                                    5.50%        07/12/2020    $        2,704,525
     2,600,000   EXPORT IMPORT BANK OF KOREA                                         5.13         06/29/2020             2,840,152
     3,615,000   WESTPAC BANKING CORPORATION++                                       1.90         12/14/2012             3,691,866
                                                                                                                         9,236,543
                                                                                                                ------------------
DIVERSIFIED FINANCIAL SERVICES: 0.41%
     2,435,000   DEXUS PROPERTY GROUP++                                              7.13         10/15/2014             2,673,462
                                                                                                                ------------------
MATERIALS: 1.09%
METALS & MINING: 1.09%
     1,900,000   ARCELORMITTAL                                                       6.13         06/01/2018             2,015,782
     2,175,000   RIO TINTO FINANCE USA LIMITED                                       9.00         05/01/2019             2,972,122
     1,650,000   TECK RESOURCES LIMITED                                             10.25         05/15/2016             1,994,438
                                                                                                                         6,982,342
                                                                                                                ------------------
TELECOMMUNICATION SERVICES: 1.27%
DIVERSIFIED TELECOMMUNICATION SERVICES: 1.27%
     1,750,000   INMARSAT FINANCE PLC++                                              7.38         12/01/2017             1,793,750
     1,415,000   TELECOM ITALIA CAPITAL SA                                           7.18         06/18/2019             1,630,659
     1,880,000   TELEFONICA EMISIONES SA                                             5.13         04/27/2020             2,025,926
     2,485,000   TELEFONOS DE MEXICO SAB DE CV                                       5.50         11/15/2019             2,733,435
                                                                                                                         8,183,770
                                                                                                                ------------------
UTILITIES: 0.48%
ELECTRIC UTILITIES: 0.48%
     2,750,000   WESTERN POWER DISTRIBUTIONS HOLDINGS LIMITED(i)                     7.38         12/15/2028             3,121,322
                                                                                                                ------------------
TOTAL YANKEE CORPORATE BONDS & NOTES (COST $37,670,615)                                                                 40,980,701
                                                                                                                ------------------
YANKEE GOVERNMENT BONDS: 0.26%
     1,660,000   RUSSIA FOREIGN BOND++                                               5.00         04/29/2020             1,693,200
TOTAL YANKEE GOVERNMENT BONDS (COST $1,649,426)                                                                          1,693,200
                                                                                                                ------------------

    SHARES                                                                          YIELD
--------------                                                                  -------------
PREFERRED STOCKS: 0.01%
FINANCIALS: 0.01%
DIVERSIFIED FINANCIAL SERVICES: 0.01%
            50   FIRST REPUBLIC CAPITAL CORPORATION                                 10.50                                   51,400
                                                                                                                ------------------
TOTAL PREFERRED STOCKS (COST $55,855)                                                                                       51,400
                                                                                                                ------------------

   PRINCIPAL                                                                    INTEREST RATE
--------------                                                                  -------------
MUNICIPAL BONDS & NOTES: 0.26%
OREGON: 0.16%
$    1,030,000   COW CREEK BAND UMPQUA TRIBE OF INDIANS OREGON SERIES A
                 (OTHER REVENUE)(i)                                                  6.88         10/01/2011             1,009,822
                                                                                                                ------------------
OTHER: 0.10%
       675,000   SENECA NATION INDIANS CAPITAL IMPROVEMENTS AUTHORITY SERIES
                 07 B (OTHER REVENUE)(i)                                             6.75         12/01/2013               655,155
                                                                                                                ------------------
TOTAL MUNICIPAL BONDS & NOTES (COST $1,705,000)                                                                          1,664,977
                                                                                                                ------------------

                     Wells Fargo Advantage Income Funds 105


Portfolio of Investments--August 31, 2010

INCOME PLUS FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
US TREASURY SECURITIES: 21.85%
US TREASURY BONDS: 6.70%
$    5,620,000   US TREASURY BOND                                                    6.38%        08/15/2027    $        8,055,922
    14,825,000   US TREASURY BOND<<                                                  4.63         02/15/2040            17,785,375
    14,955,000   US TREASURY BOND                                                    4.38         05/15/2040            17,254,331
                                                                                                                        43,095,628
                                                                                                                ------------------
US TREASURY NOTES: 15.15%
    13,150,000   US TREASURY NOTE                                                    1.13         12/15/2011            13,276,871
     1,955,000   US TREASURY NOTE                                                    1.00         12/31/2011             1,971,037
    24,750,000   US TREASURY NOTE                                                    2.75         10/31/2013            26,291,084
    39,005,000   US TREASURY NOTE<<                                                  1.75         03/31/2014            40,178,192
     5,180,000   US TREASURY NOTE                                                    1.75         07/31/2015             5,288,469
     3,220,000   US TREASURY NOTE                                                    2.75         11/30/2016             3,408,170
     6,895,000   US TREASURY NOTE                                                    2.63         08/15/2020             6,983,339
                                                                                                                        97,397,162
                                                                                                                ------------------
TOTAL US TREASURY SECURITIES (COST $133,993,717)                                                                       140,492,790
                                                                                                                ------------------
SHORT-TERM INVESTMENTS: 25.51%
CORPORATE BONDS & NOTES: 0.49%
     1,452,068   GRYPHON FUNDING LIMITED(v)(a)(i)                                    0.00         08/05/2011               590,688
     4,550,459   VFNC CORPORATION(v)+++/-(a)(i)                                      0.33         09/29/2011             2,556,826
                                                                                                                         3,147,514
                                                                                                                ------------------
US TREASURY BILLS: 0.06%
       200,000   US TREASURY BILLS###                                                0.12         09/23/2010               199,985
       200,000   US TREASURY BILLS###                                                0.15         09/23/2010               199,982
                                                                                                                           399,967
                                                                                                                ------------------

    SHARES                                                                          YIELD
--------------                                                                  -------------
INVESTMENT COMPANIES: 24.96%
   138,885,007   WELLS FARGO ADVANTAGE MONEY MARKET TRUST(l)(u)(O)                   0.29                              138,885,007
    21,537,539   WELLS FARGO SECURITIES LENDING CASH INVESTMENTS,
                 LLC(v)(l)(u)                                                        0.31                               21,537,539
                                                                                                                       160,422,546
                                                                                                                ------------------
TOTAL SHORT-TERM INVESTMENTS (COST $163,075,617)                                                                       163,970,027
                                                                                                                ------------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $747,756,145)*                                               119.86%                                          770,597,698
OTHER ASSETS AND LIABILITIES, NET                                     (19.86)                                         (127,689,240)
                                                                      ------                                    ------------------
TOTAL NET ASSETS                                                      100.00%                                   $      642,908,458
                                                                      ------                                    ------------------

                     106 Wells Fargo Advantage Income Funds


                                       Portfolio of Investments--August 31, 2010

INCOME PLUS FUND

----------
(v) Security represents investment of cash collateral received from securities on loan.

%% Securities issued on a when-issued (TBA) basis and/or delayed delivery basis.

(c) Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.

++ Security that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

#    Security pledged as collateral for futures transactions.

##   Zero coupon security. Rate represents yield to maturity.

(l)  Investment in an affiliate.

<<   All or a portion of this security is on loan.

+/-  Variable rate investments.

#### This security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on this security.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security for which the designation as illiquid is unaudited.

(u)  Rate shown is the 7-day annualized yield at period end.

(o) Security pledged as collateral for when issued (TBA) and/or delayed delivery securities.

* Cost for federal income tax purposes is $748,017,437 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $29,432,667
Gross unrealized depreciation    (6,852,406)
                                -----------
Net unrealized appreciation     $22,580,261

The accompanying notes are an integral part of these financial statements.

                     Wells Fargo Advantage Income Funds 107


Portfolio of Investments--August 31, 2010

SHORT DURATION GOVERNMENT BOND FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
AGENCY SECURITIES: 54.20%
FEDERAL HOME LOAN BANK: 1.17%
$    4,201,655   FHLMC #1G1451+/-                                                    5.92%        01/01/2037    $        4,519,035
     3,674,198   FHLMC #1G1452+/-                                                    5.88         01/01/2037             3,949,351
     5,929,040   FHLMC #1Q0974+/-                                                    5.77         07/01/2038             6,359,575
                                                                                                                        14,827,961
                                                                                                                ------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION: 10.09%
    12,326,247   FHLMC #1G1652+/-                                                    6.04         04/01/2037            13,282,924
     2,686,031   FHLMC #1G1708+/-                                                    6.08         04/01/2037             2,897,154
     6,453,356   FHLMC #1G2200+/-                                                    6.15         09/01/2037             6,946,521
     4,250,256   FHLMC #C70467                                                       6.50         09/01/2032             4,710,339
     4,370,558   FHLMC #G05394                                                       7.00         05/01/2035             4,956,927
     7,099,084   FHLMC #G05470                                                       7.00         11/01/2032             7,866,650
    17,307,000   FHLMC SERIES 2676 CLASS PH                                          5.50         01/15/2032            18,301,895
    21,184,295   FHLMC SERIES 2690 CLASS SC                                          5.50         07/15/2032            22,344,226
     6,194,936   FHLMC SERIES 2914 CLASS JQ                                          4.50         05/15/2019             6,540,738
    17,338,873   FHLMC SERIES 3010 CLASS WA                                          4.50         03/15/2019            18,055,076
     4,090,000   FHLMC SERIES 3510 CLASS BD                                          4.50         03/15/2032             4,330,700
    11,837,800   FHLMC SERIES 3631 CLASS WA                                          4.00         05/15/2039            12,289,426
     4,386,000   FHLMC SERIES 3704 CLASS CT                                          7.00         12/15/2036             4,867,912
                                                                                                                       127,390,488
                                                                                                                ------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 40.57%
    14,797,241   FNMA #310017                                                        7.00         06/01/2035            16,772,025
     8,312,000   FNMA #460481                                                        6.28         08/01/2011             8,488,987
     1,995,076   FNMA #545420                                                        5.62         12/01/2011             2,082,669
     9,245,149   FNMA #545745                                                        6.11         07/01/2012             9,864,675
    19,586,401   FNMA #725229%%                                                      6.00         03/01/2034            21,578,056
    24,967,782   FNMA #888703                                                        6.50         08/01/2037            27,660,095
     3,467,833   FNMA #907054+/-                                                     5.82         11/01/2037             3,724,435
     7,146,259   FNMA #942517+/-                                                     6.28         08/01/2037             7,707,771
     3,711,902   FNMA #959381+/-                                                     5.90         12/01/2037             3,982,705
    21,783,969   FNMA #984282                                                        6.50         06/01/2038            23,919,520
    63,012,103   FNMA #995233                                                        5.50         10/01/2021            68,145,737
    13,687,754   FNMA #995427                                                        5.50         01/01/2021            14,802,903
    18,817,690   FNMA #995579                                                        6.50         03/01/2039            20,889,954
    25,519,569   FNMA #AD0582                                                        7.00         01/01/2040            28,910,475
    33,834,110   FNMA #AD0583                                                        7.00         01/01/2040            37,784,892
    30,523,000   FNMA #AD0584%%                                                      7.00         01/01/2040            33,518,069
       159,191   FNMA SERIES 2002-14 CLASS A2                                        7.50         01/25/2042               187,149
        18,578   FNMA SERIES 2002-33 CLASS A2                                        7.50         06/25/2032                21,841
    15,425,776   FNMA SERIES 2003-32 CLASS BW                                        5.50         03/25/2032            16,297,882
     9,096,812   FNMA SERIES 2003-37 CLASS QD                                        5.00         05/25/2032             9,582,220
     1,626,480   FNMA SERIES 2004-61 CLASS EX                                        4.50         01/25/2033             1,635,443
        83,555   FNMA SERIES 2004-W2 CLASS 5A                                        7.50         03/25/2044                98,229
    19,593,000   FNMA SERIES 2005-63 CLASS PC                                        5.50         03/25/2031            21,145,134
    44,516,000   FNMA SERIES 2005-87 CLASSS PC                                       5.00         02/25/2027            46,230,850
       601,795   FNMA SERIES 2005-W3 CLASS 1A                                        7.50         03/25/2045               707,485
     6,222,608   FNMA SERIES 2006-04 CLASSS PB                                       6.00         09/25/2035             6,867,228
     3,906,363   FNMA SERIES 2006-84 CLASS CP                                        5.50         03/25/2033             4,107,542
     4,215,783   FNMA SERIES 2006-125 CLASS AE                                       5.75         05/25/2031             4,380,455
     4,690,754   FNMA SERIES 2007-16 CLASS AB                                        6.00         08/25/2035             5,010,623
    14,926,555   FNMA SERIES 2009-2 CLASS GA                                         5.50         11/25/2045            15,448,996
     5,117,106   FNMA SERIES 2009-19 CLASS TA                                        4.50         12/25/2037             5,301,992
     6,668,363   FNMA SERIES 2009-42 CLASS AP                                        4.50         03/25/2039             6,964,117

                     108 Wells Fargo Advantage Income Funds


                                       Portfolio of Investments--August 31, 2010

SHORT DURATION GOVERNMENT BOND FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$    4,048,597   FNMA SERIES 2009-47 CLASS MT                                        7.00%        07/25/2039    $        4,442,636
     6,952,843   FNMA SERIES 2009-47 CLASS PA                                        4.50         07/25/2039             7,484,380
     7,698,708   FNMA SERIES 2009-111 CLASS CL                                       4.50         03/25/2038             8,182,491
    17,140,557   FNMA SERIES 2010-64 CLASSS BA                                       5.00         05/25/2040            18,605,248
                                                                                                                       512,534,909
                                                                                                                ------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 2.37%
     9,715,000   GNMA(a)%%                                                           3.50         11/20/2040            10,185,950
     3,875,823   GNMA #082581+/-                                                     4.00         07/20/2040             4,094,403
    10,894,640   GNMA #082600+/-                                                     3.50         08/20/2040            11,378,317
     3,773,193   GNMA #781496                                                        6.50         09/15/2032             4,229,461
                                                                                                                        29,888,131
                                                                                                                ------------------
TOTAL AGENCY SECURITIES (COST $681,182,687)                                                                            684,641,489
                                                                                                                ------------------
ASSET BACKED SECURITIES: 7.77%
     7,772,000   ALLY MASTER OWNER TRUST SERIES 2010-4 CLASS A+/-                    1.33         08/15/2017            7,771,493
    21,053,000   AMERICAN EXPRESS ISSUANCE TRUST SERIES 2007-2 CLASS A+/-            0.53         07/15/2013           21,095,437
     2,240,000   DISCOVER CARD MASTER TRUST I SERIES 2005-4 CLASS A2+/-              0.37         06/16/2015            2,225,073
    36,065,000   FINANCE FOR DANISH INDUSTRY++                                       2.00         06/12/2013           36,605,254
     6,140,000   GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES
                 2005-GGS CLASS A4                                                   5.24         04/10/2037             6,438,588
     2,583,000   HARLEY DAVIDSON MOTORCYCLE TRUST SERIES 2009-1 CLASS A4             4.55         01/15/2017             2,739,175
       988,000   HARLEY DAVIDSON MOTORCYCLE TRUST SERIES 2009-4 CLASS A4             2.40         07/15/2014             1,003,763
    20,152,000   NELNET STUDENT LOAN TRUST SERIES 2008-1 CLASS A2+/-                 1.17         11/25/2015            20,353,649
TOTAL ASSET BACKED SECURITIES (COST $97,435,734)                                                                        98,232,432
                                                                                                                ------------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 19.67%
     2,301,000   ASSET SECURITIZATION CORPORATION COMMERCIAL MORTGAGE
                 PASS-THROUGH SERIES 1996-D3 CLASS A4                                7.88         10/13/2026             2,426,863
       216,743   ASSET SECURITIZATION CORPORATION SERIES 1996-D3 CLASS A2            7.78         10/13/2026               224,201
     2,572,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                 2004-6 CLASS A3                                                     4.51         12/10/2042             2,637,750
     7,536,000   COMMERCIAL MORTGAGE ASSET TRUST SERIES 1999-C1 CLASS A4             6.98         01/17/2032             8,242,725
     2,420,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                 SERIES 2003-CPN1 CLASS A2                                           4.60         03/15/2035             2,551,646
     2,074,090   DEVELOPERS DIVERSIFIED REALTY CORPORATION SERIES 2009-DDR1
                 CLASS A++                                                           3.81         10/14/2022             2,186,077
     3,852,499   FHLMC SERIES 1732 CLASS K                                           6.50         05/15/2024             4,174,347
     7,443,579   FHLMC SERIES 2215 CLASS PH                                          6.50         02/15/2030             8,386,821
     1,654,188   FHLMC SERIES 2407 CLASS BJ                                          6.50         01/15/2032             1,820,807
     5,901,659   FHLMC SERIES 2595 CLASS AD                                          5.00         12/15/2017             6,271,579
     2,307,796   FHLMC SERIES 2899 CLASS TC                                          5.00         04/15/2019             2,448,182
     4,714,000   FHLMC SERIES 3143 CLASS NB                                          5.50         08/15/2029             4,914,065
     7,114,510   FHLMC SERIES 3226 CLASS GA                                          4.50         08/15/2020             7,466,361
     9,653,968   FHLMC SERIES 3469 CLASS A                                           5.00         09/15/2021            10,162,755
    14,236,203   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES K007 CLASS
                 A1                                                                  3.34         12/25/2019            14,995,935
       182,957   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-41 CLASS
                 3A                                                                  7.40         07/25/2032               214,374
     1,218,035   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-51 CLASS
                 2A                                                                  7.50         08/25/2042             1,427,194
       613,007   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57 CLASS
                 1A3                                                                 7.50         07/25/2043               718,272
       244,201   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-59 CLASS
                 1A3                                                                 7.50         10/25/2043               286,135
       439,902   FNAMA SERIES 2002 W6 CLASS 2A PREASSIGN 00638                       7.49         06/25/2042               517,160
       851,994   FNMA GRANTOR TRUST SERIES 2000-T6 A1                                7.50         06/25/2030             1,001,625
     3,481,046   FNMA GRANTOR TRUST SERIES 2001-T1 A1                                7.50         10/25/2040             4,092,405
        32,969   FNMA GRANTOR TRUST SERIES 2001-T10 A2                               7.50         12/25/2041                38,759
        49,677   FNMA GRANTOR TRUST SERIES 2001-T12 A2                               7.50         08/25/2041                58,401
       796,713   FNMA GRANTOR TRUST SERIES 2001-T3 A1                                7.50         11/25/2040               936,636
       860,693   FNMA GRANTOR TRUST SERIES 2001-T7 A1                                7.50         02/25/2041             1,011,853

                     Wells Fargo Advantage Income Funds 109


Portfolio of Investments--August 31, 2010

SHORT DURATION GOVERNMENT BOND FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$    1,670,935   FNMA GRANTOR TRUST SERIES 2001-T8 A1                                7.50%        07/25/2041    $        1,964,393
    13,931,000   FNMA GRANTOR TRUST SERIES 2002-T11 CLASS B                          5.34         04/25/2012            14,959,889
       528,012   FNMA GRANTOR TRUST SERIES 2002-T16 A3                               7.50         07/25/2042               620,744
     1,116,329   FNMA GRANTOR TRUST SERIES 2002-T18 A4                               7.50         08/25/2042             1,312,384
       625,958   FNMA GRANTOR TRUST SERIES 2002-T19 A3                               7.50         07/25/2042               735,892
         4,861   FNMA GRANTOR TRUST SERIES 2002-T4 A3                                7.50         12/25/2041                 5,715
       435,545   FNMA GRANTOR TRUST SERIES 2002-T6 A2                                7.50         10/25/2041               512,037
       705,016   FNMA GRANTOR TRUST SERIES 2004-T2 1A4                               7.50         11/25/2043               828,835
     1,541,351   FNMA GRANTOR TRUST SERIES 2004-T3 1A4                               7.50         02/25/2044             1,812,051
    14,701,893   FNMA SERIES 2001-81 CLASS HE                                        6.50         01/25/2032            16,555,710
       484,900   FNMA SERIES 2002-W1 CLASS 2A                                        7.50         02/25/2042               570,060
     1,663,601   FNMA SERIES 2003-26 CLASS A2                                        6.00         02/25/2033             1,774,931
    12,712,583   FNMA SERIES 2008-16 CLASS DA                                        4.25         05/25/2022            13,364,880
     8,903,386   FNMA SERIES 2008-64 CLASS AE                                        5.00         08/25/2021             9,303,788
    12,026,288   FNMA SERIES 2009-2 CLASS MA(o)                                      4.00         02/25/2039            12,395,402
     2,249,936   FNMA SERIES 2009-22 CLASS EG                                        5.00         07/25/2035             2,459,649
       639,636   FNMA WHOLE LOAN SERIES 2002-W3 CLASS A5                             7.50         11/25/2041               751,972
       512,246   FNMA WHOLE LOAN SERIES 2002-W4 CLASS A5                             7.50         05/25/2042               602,209
     1,139,719   FNMA WHOLE LOAN SERIES 2002-W7 CLASS A5                             7.50         02/25/2029             1,339,882
        74,185   FNMA WHOLE LOAN SERIES 2002-W8 CLASS A3                             7.50         06/25/2042                87,213
       115,588   FNMA WHOLE LOAN SERIES 2003-W3 CLASS 1A3                            7.50         08/25/2042               135,888
    13,143,396   FNMA WHOLE LOAN SERIES 2004-W11 CLASS 1A2                           6.50         05/25/2044            14,800,697
       298,012   FNMA WHOLE LOAN SERIES 2004-W11 CLASS 1A4                           7.50         05/25/2044               350,351
       106,874   FNMA WHOLE LOAN SERIES 2004-W12 CLASS 1A4                           7.50         07/25/2044               125,644
        54,542   FNMA WHOLE LOAN SERIES 2004-W14 CLASS 2A                            7.50         07/25/2044                64,121
       209,183   FNMA WHOLE LOAN SERIES 2004-W8 CLASS 3A                             7.50         06/25/2044               245,921
       445,345   FNMA WHOLE LOAN SERIES 2005-W1 CLASS 1A4                            7.50         10/25/2044               523,559
    10,345,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                 SERIES 2003-CB7 CLASS A4                                            4.88         01/12/2038            11,051,374
     7,727,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                 SERIES 2004-CB9 CLASS A4                                            5.54         06/12/2041             8,279,504
     5,732,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                 SERIES 2005-LDP5 CLASS A4                                           5.36         12/15/2044             6,285,316
       765,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2003-C8
                 CLASS A4                                                            5.12         11/15/2032               830,826
     2,023,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2004-C1
                 CLASS A4                                                            4.57         01/15/2031             2,119,163
     6,448,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2004-C2
                 CLASS A4                                                            4.37         03/15/2036             6,622,946
     3,106,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2005-C7
                 CLASS A3                                                            5.64         11/15/2030             3,293,870
     1,968,000   MERRILL LYNCH MORTGAGE TRUST SERIES 2005-CIP1 CLASS A3A             4.95         07/12/2038             2,087,771
     6,000,000   MERRILL LYNCH MORTGAGE TRUST SERIES 2005-CKI1 CLASS A3              5.40         11/12/2037             6,200,565
     4,232,000   MORGAN STANLEY CAPITAL I SERIES 2003-IQ6 CLASS A4                   4.97         12/15/2041             4,554,408
     5,212,963   MORGAN STANLEY CAPITAL I SERIES 2005-T17 CLASS A4                   4.52         12/13/2041             5,346,862
     4,187,000   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2004 CLASS A3           5.03         06/13/2041             4,347,370
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $243,677,588)                                                          248,436,720
                                                                                                                ------------------
US TREASURY SECURITIES: 21.00%
US TREASURY NOTES: 21.00%
     5,930,000   US TREASURY NOTES                                                   1.00         07/15/2013             5,981,413
   258,962,000   US TREASURY NOTES<<                                                 0.75         08/15/2013           259,285,699
TOTAL US TREASURY SECURITIES (COST $264,526,423)                                                                       265,267,112
                                                                                                                ------------------
SHORT-TERM INVESTMENTS: 19.36%
CORPORATE BONDS AND NOTES: 0.12%
       685,129   GRYPHON FUNDING LIMITED(v)(i)(a)                                    0.00         08/05/2011               278,704
     2,147,042   VFNC CORPORATION(v)++(i)(a)+/-                                      0.33         09/29/2011             1,206,386
                                                                                                                         1,485,090
                                                                                                                ------------------

                     110 Wells Fargo Advantage Income Funds


                                       Portfolio of Investments--August 31, 2010

SHORT DURATION GOVERNMENT BOND FUND

    SHARES       SECURITY NAME                                                      YIELD                             VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
INVESTMENT COMPANIES: 19.24%
    52,971,561   WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND(o)(l)(u)         0.07%                      $       52,971,561
   190,144,419   WELLS FARGO SECURITIES LENDING CASH INVESTMENTS LLC(v)(l)(u)        0.31                              190,144,419
                                                                                                                       243,115,980
                                                                                                                ------------------
TOTAL SHORT-TERM INVESTMENTS (COST $244,179,061)                                                                       244,601,070
                                                                                                                ------------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,531,001,493)*                                                122.00%                                        1,541,178,823
OTHER ASSETS AND LIABILITIES, NET                                     (22.00)                                         (277,919,183)
                                                                      ------                                    ------------------
TOTAL NET ASSETS                                                      100.00%                                   $    1,263,259,640
                                                                      ------                                    ------------------

----------
(o) All or a portion of this security has been segregated for when-issued, delayed delivery basis and/or unfunded loans.

(v) Security represents investment of cash collateral received from securities on loan.

(l)  Investment in an affiliate.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

<<   All or a portion of this security is on loan.

(i)  Illiquid security for which the designation as illiquid is unaudited.

%%   Securities issued on a when-issued (TBA) and/or delayed delivery basis.

(u)  Rate shown is the 7-day annualized yield at period end.

* Cost for federal income tax purposes is $1,531,914,483 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $13,034,150
Gross unrealized depreciation    (3,769,810)
                                -----------
Net unrealized appreciation     $ 9,264,340

The accompanying notes are an integral part of these financial statements.

                     Wells Fargo Advantage Income Funds 111


Portfolio of Investments--August 31, 2010

SHORT-TERM BOND FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
AGENCY SECURITIES: 9.92%
FEDERAL HOME LOAN BANK: 2.44%
$   10,000,000   FHLB                                                                0.75%        11/21/2011    $       10,040,650
     5,000,000   FHLB                                                                4.75         01/18/2011             5,086,490
                                                                                                                        15,127,140
                                                                                                                ------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION: 4.64%
     3,000,000   FHLMC                                                               1.13         07/27/2012             3,028,650
    10,000,000   FHLMC                                                               1.25         08/15/2011            10,087,250
    10,000,000   FHLMC                                                               3.63         10/18/2013            10,836,790
       305,000   FHLMC                                                               5.25         07/18/2011               318,306
         5,678   FHLMC #170151                                                      10.50         01/01/2016                 6,469
         8,445   FHLMC #1B0123+/-                                                    3.41         09/01/2031                 8,756
         6,361   FHLMC #1B0128+/-                                                    3.41         09/01/2031                 6,591
         1,974   FHLMC #360016                                                      10.50         11/01/2017                 2,266
         2,398   FHLMC #360056                                                      10.50         02/01/2019                 2,817
         1,223   FHLMC #360059                                                      10.50         04/01/2019                 1,438
           956   FHLMC #360061                                                      10.50         05/01/2019                 1,124
        12,781   FHLMC #360063                                                      10.50         06/01/2019                14,929
         1,729   FHLMC #360065                                                      10.50         07/01/2019                 2,039
       390,890   FHLMC #555316                                                       9.00         06/01/2019               432,192
       227,483   FHLMC #555408                                                      10.50         08/01/2018               260,926
       290,943   FHLMC #555500                                                       8.50         09/01/2017               316,672
       490,589   FHLMC #555514                                                       9.00         10/01/2019               564,366
        11,970   FHLMC #786823+/-                                                    2.92         07/01/2029                12,529
        97,075   FHLMC #789272+/-                                                    2.67         04/01/2032               101,285
       268,725   FHLMC #865496+/-                                                    5.47         05/01/2026               281,932
       303,558   FHLMC #A01734                                                       9.00         08/01/2018               339,499
       481,923   FHLMC #G01126                                                       9.50         12/01/2022               544,352
        23,775   FHLMC #G10747                                                       7.50         10/01/2012                24,929
        10,098   FHLMC #G11150                                                       7.50         12/01/2011                10,403
         2,513   FHLMC #G11345                                                       7.50         12/01/2011                 2,595
         9,852   FHLMC #G11391                                                       7.50         06/01/2012                10,288
        42,070   FHLMC #G90023                                                       7.00         11/17/2013                43,877
        38,296   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57 CLASS
                 2A1+/-                                                              4.27         07/25/2043                40,546
     1,349,371   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-59 CLASS
                 2A1+/-                                                              4.19         10/25/2043             1,428,647
                                                                                                                        28,732,463
                                                                                                                ------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 2.61%
    10,000,000   FNMA                                                                1.00         11/23/2011            10,073,650
         3,168   FNMA #100001                                                        9.00         02/15/2020                 3,675
       333,999   FNMA #100042                                                       11.00         10/15/2020               379,639
        95,989   FNMA #100255                                                        8.33         07/15/2020               110,473
       319,844   FNMA #190075                                                        8.50         02/01/2023               344,498
       244,281   FNMA #302507                                                        9.00         11/01/2024               286,928
        32,220   FNMA #313617                                                        8.00         09/01/2023                35,054
       496,813   FNMA #323582                                                        8.00         04/01/2017               540,282
        10,236   FNMA #392645                                                        8.00         12/01/2013                10,370
       350,235   FNMA #426828                                                        8.00         09/01/2019               393,080
       172,317   FNMA #426832                                                        8.50         07/01/2018               189,801
        61,448   FNMA #545131                                                        8.00         03/01/2013                64,277
         6,633   FNMA #545157                                                        8.50         11/01/2012                 7,011
       140,162   FNMA #545460+/-                                                     3.04         11/01/2031               145,761
     1,189,079   FNMA #598559                                                        6.50         08/01/2031             1,339,146
        77,320   FNMA #70801                                                        12.00         03/01/2017                92,122
     1,805,055   FNMA #712107                                                        6.00         03/01/2033             1,989,168
       160,492   FNMA GRANTOR TRUST SERIES 2002-T1 CLASS A4                          9.50         11/25/2031               196,302
                                                                                                                        16,201,237
                                                                                                                ------------------

                     112 Wells Fargo Advantage Income Funds


                                       Portfolio of Investments--August 31, 2010

SHORT-TERM BOND FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 0.23%
$       70,972   GNMA #780029                                                        9.00%        11/15/2024    $           81,547
       843,416   GNMA #780110                                                       12.50         04/15/2019               899,962
       180,997   GNMA #780267                                                        9.00         11/15/2017               202,616
        97,210   GNMA #780288                                                        8.00         12/15/2023               113,972
       106,991   GNMA #781311                                                        7.50         02/15/2013               106,032
        19,041   GNMA #781540                                                        7.00         05/15/2013                19,665
        15,224   GNMA #927                                                          10.00         02/20/2018                17,224
                                                                                                                         1,441,018
                                                                                                                ------------------
SMALL BUSINESS ADMINISTRATION: 0.00%
       150,253   SBA #0191(c)(i)(a)                                                  3.68         10/06/2015                 4,273
                                                                                                                ------------------
TOTAL AGENCY SECURITIES (COST $60,783,432)                                                                              61,506,131
                                                                                                                ------------------
ASSET BACKED SECURITIES: 12.13%
     4,392,112   AAMES MORTGAGE TRUST SERIES 2003-1 CLASS M1+/-                      1.28         10/25/2033             3,539,572
     2,250,000   AMERICAN EXPRESS ISSUANCE TRUST SERIES 2007-1 CLASS A+/-            0.48         09/15/2011             2,250,357
     2,100,000   BANK OF AMERICA AUTO TRUST SERIES 2010-1A CLASS A2++                0.75         06/15/2012             2,101,986
     2,500,000   BANK OF AMERICA CREDIT CARD TRUST SERIES 2008-A1 CLASS A1+/-        0.86         04/15/2013             2,502,294
     7,300,000   BANK OF AMERICA CREDIT CARD TRUST SERIES 2008-A5 CLASS A+/-         1.48         12/16/2013             7,364,006
     1,850,000   BMW VEHICLE OWNER TRUST SERIES 2010-A CLASS A2                      0.68         09/25/2012             1,852,005
       466,679   CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2007-4 CLASS
                 A3B+/-                                                              0.98         12/15/2011               466,954
     1,000,000   CARMAX AUTO OWNER TRUST SERIES 2010-1 CLASS A2                      0.83         11/15/2012             1,001,040
       470,632   CDC MORTGAGE CAPITAL TRUST SERIES 2003-HE4 CLASS M1+/-              1.24         03/25/2034               309,014
     1,363,799   CHASE FUNDING MORTGAGE LOAN ASSET-BACKED CERTIFICATES SERIES
                 2003-5 CLASS 2M1+/-                                                 1.16         05/25/2033               575,615
     1,600,000   CHASE ISSUANCE TRUST SERIES 2007-A18 CLASS A+/-                     0.54         01/15/2015             1,600,934
     6,000,000   CHASE ISSUANCE TRUST SERIES 2009-A2 CLASS A2+/-                     1.83         04/15/2014             6,135,312
     5,500,000   CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2009-A1 CLASS
                 A1+/-                                                               2.03         03/17/2014             5,630,806
     3,700,000   CNH EQUIPMENT TRUST SERIES 2010-A CLASS A2                          0.81         08/15/2012             3,705,321
     2,267,327   CONTIMORTGAGE HOME EQUITY TRUST SERIES 1996-2 CLASS IO++(i)         0.54         07/15/2027                    23
     3,803,517   CONTIMORTGAGE NET INTEREST MARGIN NOTES SERIES 1997-A CLASS
                 A(i)(a)                                                             7.23         10/16/2028                 1,189
    15,315,490   EASTMAN HILL FUNDING LIMITED SERIES 1A CLASS A2++####(i)(a)         0.83         09/29/2031               238,922
       975,424   EQUIFIRST MORTGAGE LOAN TRUST SERIES 2003-2 CLASS 3A3+/-            1.03         09/25/2033               852,311
     1,515,000   FORD CREDIT AUTO OWNER TRUST SERIES 2007-A CLASS A4A                5.47         06/15/2012             1,551,476
     1,593,983   GE EQUIPMENT MIDTICKET LLC                                          1.42         08/15/2011             1,594,823
     2,449,163   HOME EQUITY ASSET TRUST SERIES 2003-6 CLASS M1+/-                   0.96         02/25/2034             1,628,566
     2,199,576   HONDA AUTO RECEIVABLES 2007 1 ASSET BACKED NOTES CLASS A4           5.09         07/18/2013             2,204,395
       394,167   HONDA AUTO RECEIVABLES 2008-1 OWNER TRUST ASSET BACKED NOTE
                 CLASS A3                                                            4.47         01/18/2012               397,059
     3,500,000   HONDA AUTO RECEIVABLES 2010-1 OWNER TRUST CLASS A2                  0.62         02/21/2012             3,502,513
     2,000,000   HYUNDAI AUTO RECEIVABLES TRUST SERIES 2010 A CLASS A2               0.86         11/15/2012             2,004,142
     3,700,000   JOHN DEERE OWNER TRUST SERIES 2010-A CLASS A2                       0.72         07/16/2012             3,704,445
     2,100,000   MBNA CREDIT CARD MASTER NOTE TRUST 2005 9 CLASS A+/-                0.32         04/15/2013             2,099,534
     3,700,000   MERCEDES-BENZ AUTO RECEIVABLES TRUST SERIES 2010-1 CLASS A2         0.70         08/15/2012             3,704,547
        70,428   RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 2001-KS1
                 CLASS AII+/-                                                        0.73         03/25/2032                66,052
     1,784,968   STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2003-BC10
                 CLASS M1+/-                                                         1.39         10/25/2033             1,257,433
     1,777,286   STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2003-BC3 CLASS
                 M1+/-                                                               1.69         04/25/2033             1,394,912
        68,040   TERWIN MORTGAGE TRUST SERIES 2004-21HE CLASS 1A1+/-                 1.22         12/25/2034                58,560
     3,500,000   TOYOTA AUTO RECEIVABLES OWNER TRUST                                 0.74         07/16/2012             3,505,899
     3,850,000   USAA AUTO OWNER TRUST SERIES 2010-1 CLASS A2                        0.63         06/15/2012             3,850,912
     2,800,000   WILLIAM STREET FUNDING CORPORATION SERIES 2006-3 CLASS
                 A+++/-(a)                                                           0.76         06/23/2012             2,618,000
TOTAL ASSET BACKED SECURITIES (COST $83,464,114)                                                                        75,270,929
                                                                                                                ------------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 4.27%
    37,000,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                 2001-PB1 CLASS XP+++/-####                                          0.00         05/11/2035                 3,700
        89,006   BANK OF AMERICA MORTGAGE SECURITIES SERIES 2002-K CLASS
                 3A1+/-                                                              2.88         10/20/2032                89,059
       174,494   CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2004-HYB4
                 CLASS AA+/-                                                         0.59         12/25/2034               149,305

                     Wells Fargo Advantage Income Funds 113


Portfolio of Investments--August 31, 2010

SHORT-TERM BOND FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$      514,635   COUNTRYWIDE HOME LOANS MORTGAGE PASS-THROUGH
                 TRUST SERIES 2001-HYB1 CLASS 2A1+/-                                 2.28%        06/19/2031    $          483,035
       137,585   COUNTRYWIDE HOME LOANS MORTGAGE PASS-THROUGH TRUST SERIES
                 2004-20 CLASS 3A1+/-                                                2.54         09/25/2034                78,279
       365,045   DREXEL BURNHAM LAMBERT CMO TRUST SERIES T CLASS 4                   8.45         09/20/2019               406,937
       768,269   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-42 CLASS A6       9.50         02/25/2042               939,569
     1,168,693   FNMA GRANTOR TRUST SERIES 2002-T12 CLASS A4                         9.50         05/25/2042             1,300,867
       256,578   FNMA SERIES 1989-29 CLASS Z                                        10.00         06/25/2019               294,367
       219,056   FNMA SERIES 1989-63 CLASS Z                                         9.40         10/25/2019               246,887
       424,475   FNMA SERIES G95-2 CLASS IO(c)                                      10.00         05/25/2020                97,730
        60,500   FNMA WHOLE LOAN SERIES 2003-W11 CLASS A1+/-                         3.24         06/25/2033                63,979
     2,318,427   FNMA WHOLE LOAN SERIES 2003-W6 CLASS 6A+/-                          4.44         08/25/2042             2,435,141
       208,454   FNMA WHOLE LOAN SERIES 2003-W6 CLASS PT4                            9.97         10/25/2042               221,139
       935,057   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2000-1
                 CLASS A2                                                            6.50         01/15/2033               941,367
       324,125   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                 2000-C3 CLASS A2                                                    6.96         09/15/2035               324,157
     1,024,713   GNMA SERIES 2007-69 CLASS TA                                        4.65         06/16/2031             1,049,516
       135,927   GOLDEN NATIONAL MORTGAGE ASSET BACKED CERTIFICATES SERIES
                 1998-GN1 CLASS M2(i)                                                8.02         02/25/2027               136,711
     1,183,796   GNMA SERIES 2004-2 CLASS FJ+/-                                      0.58         01/16/2034             1,183,693
       612,216   GSMPS MORTGAGE LOAN TRUST SERIES 1998-1 CLASS A++                   8.00         09/19/2027               634,867
     1,976,377   GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 1AF+++/-              0.66         06/25/2034             1,605,564
     1,488,703   GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 2A1+++/-              4.55         06/25/2034             1,298,984
     1,438,969   GSMPS MORTGAGE LOAN TRUST SERIES 2006-RP1 CLASS 1AF1+++/-           0.61         01/25/2036             1,166,695
     1,813,188   GSMPS MORTGAGE LOAN TRUST SERIES 2006-RP2 CLASS 1AF1+++/-           0.66         04/25/2036             1,457,063
       304,774   GSR MORTGAGE LOAN TRUST SERIES 2004-1 CLASS 2A2+/-                  2.23         04/25/2032               253,500
       867,411   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                 SERIES 2001-CIBC CLASS A3                                           6.26         03/15/2033               873,487
     1,380,612   JPMORGAN MORTGAGE TRUST SERIES 2005-A3 CLASS 7CA1                   2.92         06/25/2035             1,194,122
        23,497   MASTER MORTGAGES TRUST SERIES 2002-3 CLASS 4A1+/-                   2.76         10/25/2032                23,501
     7,260,332   MORGAN STANLEY CAPITAL I SERIES 1999-WF1 CLASS X IO++               1.27         11/15/2031               268,099
     2,343,082   NOMURA ASSET ACCEPTANCE CORPORATION SERIES 2005-AR1 CLASS
                 1A1                                                                 2.81         02/25/2035             1,736,001
     4,334,766   RESIDENTIAL FINANCE LIMITED PARTNERSHIP SERIES 2003-C CLASS
                 B3+++/-                                                             1.69         09/10/2035             2,954,446
        11,456   SALOMON BROTHERS MORTGAGE SECURITIES VI SERIES 1987-3
                 CLASS A##                                                           0.35         10/23/2017                11,168
     1,982,651   STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-RF2
                 CLASS A++                                                           8.15         07/15/2027             1,998,098
        10,473   STRUCTURED MORTGAGE ASSET RESIDENTIAL TRUST SERIES 1992-5B
                 CLASS BO(i) ##                                                      0.23         06/25/2023                10,168
       120,695   USGI FHA PROJECT LOAN(i)                                            7.44         03/15/2013               120,695
       190,686   WILSHIRE FUNDING CORPORATION SERIES 1996-3 CLASS M2                 3.67         08/25/2032               188,372
       190,686   WILSHIRE FUNDING CORPORATION SERIES 1996-3 CLASS M3                 3.67         08/25/2032               183,593
        59,982   WILSHIRE FUNDING CORPORATION SERIES 1998-2 CLASS M1                 2.00         12/28/2037                53,060
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $29,547,261)                                                            26,476,921
                                                                                                                ------------------
CORPORATE BONDS & NOTES: 39.93%
CONSUMER DISCRETIONARY: 7.44%
AUTO COMPONENTS: 0.81%
     3,000,000   AUTOZONE INCORPORATED                                               5.88         10/15/2012             3,232,471
     1,670,000   JOHNSON CONTROLS INCORPORATED                                       4.88         09/15/2013             1,809,286
                                                                                                                         5,041,757
                                                                                                                ------------------
DIVERSIFIED CONSUMER SERVICES: 0.68%
     2,000,000   CARGILL INCORPORATED++                                              5.20         01/22/2013             2,171,612
     2,000,000   LIFE TECHNOLOGIES CORPORATION                                       3.38         03/01/2013             2,057,718
                                                                                                                         4,229,330
                                                                                                                ------------------
HOTELS, RESTAURANTS & LEISURE: 1.03%
     1,880,000   BRINKER INTERNATIONAL INCORPORATED                                  5.75         06/01/2014             1,993,509
     2,000,000   DARDEN RESTAURANTS INCORPORATED                                     5.63         10/15/2012             2,168,264
     2,000,000   YUM! BRANDS INCORPORATED                                            7.70         07/01/2012             2,208,090
                                                                                                                         6,369,863
                                                                                                                ------------------

                     114 Wells Fargo Advantage Income Funds


                                       Portfolio of Investments--August 31, 2010

SHORT-TERM BOND FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
LEISURE EQUIPMENT & PRODUCTS: 0.74%
$    4,225,000   HASBRO INCORPORATED                                                 6.13%        05/15/2014    $        4,614,139
                                                                                                                ------------------
MEDIA: 2.97%
       190,000   CBS CORPORATION                                                     6.63         05/15/2011               197,282
     2,500,000   COMCAST CORPORATION                                                10.63         07/15/2012             2,901,328
     2,000,000   DIRECTV HOLDINGS                                                    4.75         10/01/2014             2,160,402
     2,000,000   HISTORIC TW INCORPORATED                                            9.13         01/15/2013             2,340,062
     3,000,000   NBC UNIVERSAL++                                                     3.65         04/30/2015             3,146,700
     2,000,000   TCM LLC++                                                           3.55         01/15/2015             2,081,184
     2,000,000   TIME WARNER CABLE INCORPORATED                                      5.40         07/02/2012             2,145,742
     3,360,000   VIACOM INCORPORATED                                                 5.75         04/30/2011             3,446,043
                                                                                                                        18,418,743
                                                                                                                ------------------
MULTILINE RETAIL: 0.68%
     2,000,000   FEDERATED RETAIL HOLDINGS INCORPORATED                              5.35         03/15/2012             2,065,000
     1,000,000   MACY'S RETAIL HOLDINGS INCORPORATED                                10.63         11/01/2010             1,022,500
     1,000,000   TARGET CORPORATION                                                  5.13         01/15/2013             1,094,190
                                                                                                                         4,181,690
                                                                                                                ------------------
SPECIALTY RETAIL: 0.53%
     1,835,000   BEST BUY COMPANY INCORPORATED                                       6.75         07/15/2013             2,061,912
     1,000,000   STAPLES INCORPORATED                                                9.75         01/15/2014             1,241,342
                                                                                                                         3,303,254
                                                                                                                ------------------
CONSUMER STAPLES: 2.78%
BEVERAGES: 0.86%
     1,000,000   DR PEPPER SNAPPLE GROUP INCORPORATED                                1.70         12/21/2011             1,008,564
     1,000,000   DR PEPPER SNAPPLE GROUP INCORPORATED                                2.35         12/21/2012             1,018,487
     3,000,000   MILLER BREWING CORPORATION++                                        5.50         08/15/2013             3,300,474
                                                                                                                         5,327,525
                                                                                                                ------------------
FOOD & STAPLES RETAILING: 0.57%
     1,798,158   CVS CAREMARK CORPORATION++                                          7.77         01/10/2012             1,915,038
     1,600,000   SAFEWAY INCORPORATED                                                6.50         03/01/2011             1,641,842
                                                                                                                         3,556,880
                                                                                                                ------------------
FOOD PRODUCTS: 0.97%
     2,797,000   KRAFT FOODS INCORPORATED                                            6.25         06/01/2012             3,038,761
     3,000,000   WRIGLEY WM JR COMPANY+++/-                                          1.91         06/28/2011             2,999,922
                                                                                                                         6,038,683
                                                                                                                ------------------
TOBACCO: 0.38%
     2,000,000   ALTRIA GROUP INCORPORATED                                           7.75         02/06/2014             2,351,042
                                                                                                                ------------------
ENERGY: 3.47%
ENERGY EQUIPMENT & SERVICES: 1.37%
     2,000,000   ALLIED WASTE NORTH AMERICA                                          6.50         11/15/2010             2,023,380
     2,000,000   INDIANA MICHIGAN POWER COMPANY                                      6.38         11/01/2012             2,186,998
     2,000,000   NEVADA POWER COMPANY                                                6.50         04/15/2012             2,159,592
     2,000,000   WEATHERFORD INTERNATIONAL LIMITED                                   5.15         03/15/2013             2,141,448
                                                                                                                         8,511,418
                                                                                                                ------------------

                     Wells Fargo Advantage Income Funds 115


Portfolio of Investments--August 31, 2010

SHORT-TERM BOND FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
OIL, GAS & CONSUMABLE FUELS: 2.10%
$    2,000,000   CONSOL ENERGY INCORPORATED                                          7.88%        03/01/2012    $        2,150,000
     2,000,000   ENERGY TRANSFER PARTNERS LP                                         5.65         08/01/2012             2,116,596
     2,010,000   ENTERPRISE PRODUCTS PARTNERS OPERATING LP                           7.50         02/01/2011             2,062,041
     2,000,000   NEXEN INCORPORATED                                                  5.05         11/20/2013             2,168,928
     2,000,000   PLAINS ALL AMERICAN PIPELINE LP                                     7.75         10/15/2012             2,231,908
     2,000,000   XTO ENERGY INCORPORATED                                             6.25         04/15/2013             2,267,882
                                                                                                                        12,997,355
                                                                                                                ------------------
FINANCIALS: 12.83%
COMMERCIAL BANKS: 1.86%
     1,195,000   HUDSON UNITED BANK MAHWAH NJ SERIES BKNT                            7.00         05/15/2012             1,269,405
     4,000,000   INTER-AMERICAN DEVELOPMENT BANK+/-                                  0.80         05/20/2014             4,062,348
     2,000,000   KEY BANK NA                                                         5.50         09/17/2012             2,131,972
     1,200,000   PNC FUNDING CORPORATION+/-                                          0.73         04/01/2012             1,205,471
     2,760,000   STANDARD CHARTERED PLC++                                            3.85         04/27/2015             2,853,633
                                                                                                                        11,522,829
                                                                                                                ------------------
CONSUMER FINANCE: 0.36%
     2,000,000   CAPITAL ONE FINANCIAL CORPORATION                                   6.25         11/15/2013             2,222,500
                                                                                                                ------------------
DIVERSIFIED FINANCIAL SERVICES: 5.70%
     2,000,000   AMERICAN EXPRESS CENTURION                                          5.55         10/17/2012             2,153,920
     2,600,000   AMERICAN HONDA FINANCIAL CORPORATION SERIES MTN++                   2.38         03/18/2013             2,656,012
     5,000,000   BANK OF AMERICA CORPORATION SERIES MOUNTAIN                         3.13         06/15/2012             5,223,375
     1,600,000   BANK OF NEW YORK MELLON CORPORATION+/-                              0.69         06/29/2012             1,608,141
     2,000,000   CME GROUP INCORPORATED                                              5.40         08/01/2013             2,233,256
     2,000,000   FIFTH THIRD BANCORP CINCINNATI OH+/-                                0.48         05/17/2013             1,911,866
     3,000,000   GENERAL ELECTRIC CAPITAL CORPORATION                                4.80         05/01/2013             3,236,559
     1,000,000   HSBC FINANCE CORPORATION                                            5.70         06/01/2011             1,034,296
     2,000,000   HUNTINGTON CAPITAL TRUST I+/-                                       1.18         02/01/2027             1,235,180
     1,355,000   JEFFERIES GROUP INCORPORATED                                        7.75         03/15/2012             1,458,491
     5,300,000   JPMORGAN CHASE & COMPANY SERIES 3+/-                                0.79         12/26/2012             5,339,082
     1,000,000   MASS MUTUAL GLOBAL FUNDING II++                                     3.63         07/16/2012             1,043,870
     4,000,000   MORGAN STANLEY                                                      3.25         12/01/2011             4,139,632
       100,000   SAN MANUEL ENTERTAINMENT AUTHORITY SERIES 04-B+++/-                 1.95         12/01/2010                99,903
     2,000,000   WILLIAMS COMPANIES INCORPORATED++                                   6.38         10/01/2010             2,006,064
                                                                                                                        35,379,647
                                                                                                                ------------------
INSURANCE: 1.89%
     3,000,000   AFLAC INCORPORATED                                                  3.45         08/15/2015             3,084,459
     2,035,000   GENWORTH LIFE INSTITUTIONAL FUNDING TRUST++                         5.88         05/03/2013             2,140,087
     2,000,000   METROPOLITAN LIFE GLOBAL FUNDING I SENIOR NOTES++                   5.13         04/10/2013             2,178,576
     2,000,000   NEW YORK LIFE GLOBAL FUNDING++                                      5.25         10/16/2012             2,163,484
     2,000,000   PRICOA GLOBAL FUNDING++                                             5.40         10/18/2012             2,149,088
                                                                                                                        11,715,694
                                                                                                                ------------------
REAL ESTATE INVESTMENT TRUSTS: 3.02%
     1,054,000   AVALONBAY COMMUNITIES INCORPORATED SERIES MTN                       5.50         01/15/2012             1,111,636
     3,000,000   DIGITAL REALITY TRUST LP++                                          4.50         07/15/2015             3,037,965
     1,000,000   FEDERAL REALTY INVESTMENT TRUST                                     5.95         08/15/2014             1,110,946
     2,000,000   HCP INCORPORATED                                                    5.63         02/28/2013             2,114,292
     2,000,000   HEALTHCARE REALTY TRUST INCORPORATED                                5.13         04/01/2014             2,080,410
       465,000   HEALTHCARE REALTY TRUST INCORPORATED                                8.13         05/01/2011               483,946
     2,499,000   HRPT PROPERTIES TRUST+/-                                            1.14         03/16/2011             2,490,606
     1,720,000   NATIONWIDE HEALTH PROPERTIES INCORPORATED                           8.25         07/01/2012             1,876,959

                     116 Wells Fargo Advantage Income Funds


                                       Portfolio of Investments--August 31, 2010

SHORT-TERM BOND FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
REAL ESTATE INVESTMENT TRUSTS (continued)
$    3,000,000   VENTAS REALTY LIMITED PARTNERSHIP                                   9.00%        05/01/2012    $        3,175,140
     1,250,000   WASHINGTON REAL ESTATE INVESTMENT TRUST                             5.95         06/15/2011             1,286,775
                                                                                                                        18,768,675
                                                                                                                ------------------
HEALTH CARE: 3.12%
HEALTH CARE EQUIPMENT & SUPPLIES: 0.70%
     2,000,000   BOSTON SCIENTIFIC CORPORATION                                       6.00         06/15/2011             2,061,040
     2,000,000   HOSPIRA INCORPORATED                                                5.90         06/15/2014             2,272,338
                                                                                                                         4,333,378
                                                                                                                ------------------
HEALTH CARE PROVIDERS & SERVICES: 2.42%
     1,825,000   ANTHEM INCORPORATED                                                 6.80         08/01/2012             1,995,442
     2,000,000   CIGNA CORPORATION                                                   6.38         10/15/2011             2,105,214
     2,000,000   COVENTRY HEALTH CARE INCORPORATED                                   5.88         01/15/2012             2,080,368
     2,000,000   MCKESSON CORPORATION                                                6.50         02/15/2014             2,295,314
     2,000,000   MEDCO HEALTH SOLUTIONS INCORPORATED                                 7.25         08/15/2013             2,314,454
     2,000,000   ROCHE HOLDINGS INCORPORATED++                                       4.50         03/01/2012             2,104,034
     2,000,000   UNITEDHEALTH GROUP INCORPORATED                                     4.88         02/15/2013             2,138,394
                                                                                                                        15,033,220
                                                                                                                ------------------
INDUSTRIALS: 3.42%
BUILDING PRODUCTS: 0.34%
     2,000,000   BLACK & DECKER CORPORATION                                          7.13         06/01/2011             2,088,584
                                                                                                                ------------------
COMMERCIAL SERVICES & SUPPLIES: 1.64%
     1,815,000   AVERY DENNISON CORPORATION                                          4.88         01/15/2013             1,924,051
     2,000,000   BRAMBLES USA INCORPORATION++                                        3.95         04/01/2015             2,068,536
     2,000,000   EQUIFAX INCORPORATED                                                4.45         12/01/2014             2,129,460
     3,705,000   WASTE MANAGEMENT INCORPORATED                                       6.38         11/15/2012             4,074,592
                                                                                                                        10,196,639
                                                                                                                ------------------
ELECTRICAL EQUIPMENT: 0.71%
     2,000,000   AGILENT TECHNOLOGIES INCORPORATED                                   4.45         09/14/2012             2,105,514
     2,000,000   ROPER INDUSTRIES INCORPORATED                                       6.63         08/15/2013             2,262,276
                                                                                                                         4,367,790
                                                                                                                ------------------
ROAD & RAIL: 0.36%
     2,100,000   CSX CORPORATION                                                     6.30         03/15/2012             2,247,336
                                                                                                                ------------------
TRANSPORTATION INFRASTRUCTURE: 0.37%
     2,233,000   RYDER SYSTEM INCORPORATED                                           5.95         05/02/2011             2,301,511
                                                                                                                ------------------
INFORMATION TECHNOLOGY: 0.78%
OFFICE ELECTRONICS: 0.38%
     2,240,000   XEROX CORPORATION                                                   6.88         08/15/2011             2,352,356
                                                                                                                ------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 0.40%
     2,395,000   MAXIM INTEGRATED PRODUCT                                            3.45         06/14/2013             2,461,229
                                                                                                                ------------------
MATERIALS: 0.84%
CHEMICALS: 0.49%
     1,000,000   MOSAIC COMPANY++                                                    7.63         12/01/2016             1,088,203
     1,888,000   MOSAIC COMPANY SENIOR NOTES++                                       7.38         12/01/2014             1,973,053
                                                                                                                         3,061,256
                                                                                                                ------------------

                     Wells Fargo Advantage Income Funds 117


Portfolio of Investments--August 31, 2010

SHORT-TERM BOND FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
METALS & MINING: 0.35%
$    2,000,000   TECK COMINCO INCORPORATED                                           7.00%        09/15/2012    $        2,151,094
                                                                                                                ------------------
TELECOMMUNICATION SERVICES: 2.99%
DIVERSIFIED TELECOMMUNICATION SERVICES: 2.13%
     2,000,000   AT&T INCORPORATED                                                   7.30         11/15/2011             2,154,028
     1,000,000   CELLCO PARTNERSHIP / VERIZON WIRELESS CAPITAL LLC                   7.38         11/15/2013             1,185,033
     2,000,000   CROWN CASTLE TOWERS LLC++                                           3.21         08/15/2035             2,025,122
     2,500,000   QWEST CORPORATION+/-                                                3.79         06/15/2013             2,562,500
     1,475,000   SPRINT CAPITAL CORPORATION                                          7.63         01/30/2011             1,500,813
     2,000,000   VERIZON COMMUNICATIONS INCORPORATED                                 5.25         04/15/2013             2,207,632
     1,500,000   VERIZON NEW ENGLAND INCORPORATED                                    6.50         09/15/2011             1,582,431
                                                                                                                        13,217,559
                                                                                                                ------------------
WIRELESS TELECOMMUNICATION SERVICES: 0.86%
       945,000   ALLTEL CORPORATION                                                  7.00         07/01/2012             1,040,416
     2,000,000   MOTOROLA INCORPORATED                                               8.00         11/01/2011             2,132,530
     2,000,000   SBA TOWER TRUST++                                                   4.25         04/15/2040             2,134,138
                                                                                                                         5,307,084
                                                                                                                ------------------
UTILITIES: 2.26%
ELECTRIC UTILITIES: 2.26%
     2,000,000   ALLEGHENY ENERGY SUPPLY++                                           8.25         04/15/2012             2,159,920
     2,000,000   CENTERPOINT ENERGY HOUSTON ELECTRIC LLC SERIES U                    7.00         03/01/2014             2,370,044
     3,000,000   DUKE ENERGY OHIO INCORPORATED                                       5.70         09/15/2012             3,246,033
     3,000,000   FPL GROUP CAPITAL INCORPORATION                                     2.60         09/01/2015             3,002,652
     1,000,000   GREAT PLAINS ENERGY INCORPORATED                                    2.75         08/15/2013             1,002,614
     2,000,000   PECO ENERGY COMPANY                                                 5.00         10/01/2014             2,242,892
                                                                                                                        14,024,155
                                                                                                                ------------------
TOTAL CORPORATE BONDS & NOTES (COST $239,434,846)                                                                      247,694,215
                                                                                                                ------------------
MUNICIPAL BONDS & NOTES: 5.71%
CALIFORNIA: 0.90%
     2,000,000   FRESNO COUNTY CA (MISCELLANEOUS REVENUE, NATL-RE FGIC
                 INSURED)                                                            6.27         08/15/2011             2,073,940
     2,000,000   NORTHERN CALIFORNIA POWER AGENCY SERIES B (ELECTRIC REVENUE)        2.75         07/01/2012             2,006,720
     1,500,000   SAN FRANCISCO CA INTERNATIONAL AIRPORT SERIES E (PORT,
                 AIRPORT & MARINA REVENUE)                                           1.87         05/01/2012             1,506,060
                                                                                                                         5,586,720
                                                                                                                ------------------
FLORIDA: 0.44%
     2,725,625   EDUCATIONAL FUNDING OF THE SOUTH INCORPORATED (STUDENT LOAN
                 REVENUE, GTD STUDENT LOAN INSURED)+/-                               0.79         09/02/2013             2,724,752
                                                                                                                ------------------
GEORGIA: 0.61%
       525,000   GEORGIA MUNICIPAL GAS AUTHORITY TAXABLE GAS PORTFOLIO III
                 SERIES F (UTILITIES REVENUE)                                        3.07         08/01/2011               531,542
     3,000,000   GEORGIA MUNICIPAL GAS AUTHORITY TAXABLE GAS PORTFOLIO III
                 SERIES F (UTILITIES REVENUE)                                        4.77         08/01/2015             3,239,580
                                                                                                                         3,771,122
                                                                                                                ------------------
ILLINOIS: 0.23%
     1,475,000   COOK COUNTY IL SCHOOL DISTRICT #155 SERIES C (GO - SCHOOL
                 DISTRICTS, FIRST SECURITY BANK LOC)##                               1.33         12/01/2011             1,450,943
                                                                                                                ------------------
LOUISIANA: 0.49%
     3,000,000   STATE OF LOUISIANA (GAS & FUELS TAX REVENUE)+/-                     2.97         05/01/2043             3,004,530
                                                                                                                ------------------

                     118 Wells Fargo Advantage Income Funds


                                       Portfolio of Investments--August 31, 2010

SHORT-TERM BOND FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
NEW YORK: 0.77%
$      895,000   BABYLON NY IDAG TAXABLE COVANTA BABYLON SERIES B (IDR)              4.67%        01/01/2012    $          923,264
     2,000,000   NEW YORK NY SERIES F (PROPERTY TAX REVENUE)+/-                      1.10         01/15/2012             1,993,580
     1,870,000   ONONDAGA COUNTY NY (LEASE REVENUE)                                  3.50         04/01/2013             1,871,403
                                                                                                                         4,788,247
                                                                                                                ------------------
OHIO: 0.47%
     2,885,000   COLUMBUS FRANKLIN COUNTY OH (DEVELOPMENT REVENUE)                   3.45         02/15/2015             2,917,081
                                                                                                                ------------------
PENNSYLVANIA: 0.57%
     3,565,000   HARRISBURG PA AUTHORITY RESOURCE RECOVERY FACILITY TAXABLE
                 CAPITAL APPRECIATION LIMITED OBLIGATION SERIES D (RESOURCE
                 RECOVERY REVENUE)##                                                 5.52         12/15/2010             3,508,744
                                                                                                                ------------------
PUERTO RICO: 0.78%
     4,500,000   PUERTO RICO PUBLIC FINANCE CORPORATION SERIES A PREREFUNDED
                 (OTHER REVENUE)                                                     6.10         08/01/2017             4,811,580
                                                                                                                ------------------
TEXAS: 0.11%
       705,000   REEVES COUNTY TX LEASE RENTALS LAW ENFORCEMENT (LEASE
                 REVENUE, ACA INSURED)                                               5.75         03/01/2012               704,789
                                                                                                                ------------------
WISCONSIN: 0.34%
     2,000,000   MENOMONEE FALLS WISCONSIN (GO)                                      4.25         11/01/2014             2,132,156
                                                                                                                ------------------
TOTAL MUNICIPAL BONDS & NOTES (COST $34,889,717)                                                                        35,400,664
                                                                                                                ------------------
YANKEE CORPORATE BONDS & NOTES: 12.29%
CONSUMER DISCRETIONARY: 1.03%
MEDIA: 0.67%
     2,500,000   PEARSON DOL FINANCE TWO PLC++                                       5.50         05/06/2013             2,712,623
     1,335,000   VIVENDISA++                                                         5.75         04/04/2013             1,444,469
                                                                                                                         4,157,092
                                                                                                                ------------------
MULTILINE RETAIL: 0.36%
     2,000,000   WESFARMERS LIMITED++                                                7.00         04/10/2013             2,208,896
                                                                                                                ------------------
CONSUMER STAPLES: 0.53%
FOOD & STAPLES RETAILING: 0.53%
     2,000,000   DELHAIZE GROUP                                                      5.88         02/01/2014             2,257,930
     1,000,000   WOOLWORTHS LIMITED++                                                5.25         11/15/2011             1,040,929
                                                                                                                         3,298,859
                                                                                                                ------------------
FINANCIALS: 6.45%
CAPITAL MARKETS: 0.37%
     2,005,000   MACQUARIE GROUP LIMITED++                                           7.30         08/01/2014             2,271,665
                                                                                                                ------------------
COMMERCIAL BANKS: 4.73%
     1,500,000   ANZ NATIONAL (INTERNATIONAL) LIMITED++                              2.38         12/21/2012             1,520,058
     4,000,000   AUSTRALIA & NEW ZEALAND BANKING GROUP LIMITED+++/-                  0.82         06/18/2012             4,007,124
     2,000,000   BANCO SANTANDER CHILE++                                             2.88         11/13/2012             2,028,944
     1,000,000   BANK OF TOKYO MITSUBISHI UFJ LIMITED++                              2.60         01/22/2013             1,023,145
     1,000,000   BARCLAYS BANK PLC                                                   2.50         01/23/2013             1,018,226
     4,000,000   COMMONWEALTH BANK OF AUSTRALIA+/-                                   0.96         07/23/2014             4,024,569
     4,000,000   EUROPEAN INVESTMENT BANK                                            2.63         11/15/2011             4,104,720
     1,500,000   KOREA DEVELOPMENT BANK                                              4.63         09/16/2010             1,502,067
     2,910,000   LLOYDS TSB BANK PLC++                                               4.38         01/12/2015             2,989,327
     3,055,000   ROYAL BANK OF SCOTLAND PLC                                          3.40         08/23/2013             3,094,073
     4,000,000   WESTPAC BANKING CORPORATION+++/-                                    0.73         12/14/2012             4,001,760
                                                                                                                        29,314,013
                                                                                                                ------------------

                     Wells Fargo Advantage Income Funds 119


Portfolio of Investments--August 31, 2010

SHORT-TERM BOND FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
DIVERSIFIED FINANCIAL SERVICES: 1.03%
$    2,000,000   BAT INTERNATIONAL FINANCE PLC++                                     8.13%        11/15/2013    $        2,360,244
     2,000,000   HUTCHISON WHAMPOA INTERNATIONAL++                                   7.00         02/16/2011             2,051,878
     2,000,000   UBS AG STAMFORD CT                                                  2.25         08/12/2013             2,009,276
                                                                                                                         6,421,398
                                                                                                                ------------------
REAL ESTATE INVESTMENT TRUST: 0.32%
     2,000,000   WESTFIELD CAPITAL CORPORATION++                                     4.38         11/15/2010             2,014,214
                                                                                                                ------------------
HEALTH CARE: 0.39%
HEALTH CARE EQUIPMENT & SUPPLIES: 0.39%
     2,395,000   COVIDIEN INTERNATIONAL FINANCE                                      5.15         10/15/2010             2,407,694
                                                                                                                ------------------
INDUSTRIALS: 0.75%
BUILDING PRODUCTS: 0.35%
     2,000,000   TYCO ELECTRONICS GROUP SA                                           6.00         10/01/2012             2,164,328
                                                                                                                ------------------
MACHINERY: 0.40%
   2,000,000  INGERSOLL RAND GL HOLDING COMPANY                                      9.50         04/15/2014             2,478,812
                                                                                                                ------------------
MATERIALS: 0.94%
METALS & MINING: 0.94%
     2,000,000   ARCELORMITTAL                                                       5.38         06/01/2013             2,132,476
     3,000,000   RIO TINTO FINANCE USA LIMITED                                       8.95         05/01/2014             3,679,759
                                                                                                                         5,812,235
                                                                                                                ------------------
TELECOMMUNICATION SERVICES: 2.20%
DIVERSIFIED TELECOMMUNICATION SERVICES: 2.20%
     1,433,000   BRITISH TELECOMMUNICATIONS PLC                                      9.38         12/15/2010             1,464,926
     3,000,000   DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                           5.25         07/22/2013             3,280,263
     2,500,000   PCCW HKT CAPITAL LIMITED++                                          8.00         11/15/2011             2,659,375
     1,500,000   TELECOM ITALIA CAPITAL SA++                                         5.25         11/15/2013             1,594,773
     1,855,000   TELEFONICA EMISIONES SAU                                            2.58         04/26/2013             1,880,421
     2,510,000   TELEFONOS DE MEXICO SA                                              5.50         01/27/2015             2,773,204
                                                                                                                        13,652,962
                                                                                                                ------------------
TOTAL YANKEE CORPORATE BONDS & NOTES (COST $73,949,891)                                                                 76,202,168
                                                                                                                ------------------
US TREASURY SECURITIES: 10.61%
US TREASURY NOTES: 10.61%
    28,000,000   US TREASURY NOTE                                                    0.75         05/31/2012            28,143,360
     5,000,000   US TREASURY NOTE                                                    0.88         12/31/2010             5,010,940
    19,000,000   US TREASURY NOTE<<                                                  1.00         07/15/2013            19,164,730
     3,485,000   US TREASURY NOTE                                                    1.38         09/15/2012             3,546,531
     1,095,000   US TREASURY NOTE                                                    1.38         10/15/2012             1,114,847
     1,795,000   US TREASURY NOTE                                                    1.38         11/15/2012             1,827,534
     1,300,000   US TREASURY NOTE                                                    1.75         07/31/2015             1,327,222
       665,000   US TREASURY NOTE                                                    1.88         02/28/2014               687,859
       335,000   US TREASURY NOTE                                                    2.13         05/31/2015               348,323
     1,975,000   US TREASURY NOTE                                                    2.50         03/31/2015             2,087,950
        25,000   US TREASURY NOTE                                                    4.88         06/30/2012                27,024
     2,373,580   US TREASURY NOTE - INFLATION PROTECTED                              1.88         07/15/2013             2,510,801
TOTAL US TREASURY SECURITIES (COST $65,275,569)                                                                         65,797,121
                                                                                                                ------------------

                     120 Wells Fargo Advantage Income Funds


                                       Portfolio of Investments--August 31, 2010

SHORT-TERM BOND FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
TERM LOANS: 0.78%
$    2,500,000   DAVITA INCORPORATED                                                 1.81%        10/05/2012    $        2,459,100
     2,403,782   GEORGIA PACIFIC CORPORATION                                         2.50         12/21/2012             2,370,490
TOTAL TERM LOANS (COST $4,854,824)                                                                                       4,829,590
                                                                                                                ------------------
SHORT-TERM INVESTMENTS: 5.97%
CORPORATE BONDS & NOTES: 0.15%
       434,508   GRYPHON FUNDING LIMITED(v)(i)(a)                                    0.00         08/05/2011               176,754
     1,361,652   VFNC CORPORATION(v)++(i)(a)+/-                                      0.33         09/29/2011               768,088
                                                                                                                           944,842
                                                                                                                ------------------

    SHARES                                                                          YIELD
--------------                                                                  -------------
INVESTMENT COMPANIES: 5.79%
    21,129,989   WELLS FARGO ADVANTAGE MONEY MARKET TRUST(l)(u)                      0.29                               21,129,989
    14,773,674   WELLS FARGO SECURITIES LENDING CASH INVESTMENTS LLC(l)(v)(u)        0.31                               14,773,674
                                                                                                                        35,903,663
                                                                                                                ------------------

   PRINCIPAL
--------------
US TREASURY BILLS: 0.03%
$      200,000   US TREASURY BILL##                                                  0.12         09/23/2010               199,985
                                                                                                                ------------------
TOTAL SHORT-TERM INVESTMENTS (COST $36,779,974)                                                                         37,048,490
                                                                                                                ------------------
TOTAL INVESTMENTS IN SECURITIES
(COST $628,979,628)*                                                  101.61%                                          630,226,229
OTHER ASSETS AND LIABILITIES, NET                                      (1.61)                                           (9,980,805)
                                                                      ------                                    ------------------
TOTAL NET ASSETS                                                      100.00%                                   $      620,245,424
                                                                      ------                                    ------------------

----------
(l)  Investment in an affiliate.

(v) Security represents investment of cash collateral received from securities on loan.

(c) Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.

(u)  Rate shown is the 7-day annualized yield at period end.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(i)  Illiquid security for which the designation as illiquid is unaudited.

<<   All or a portion of this security is on loan.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

+/-  Variable rate investment.

+    Non-income earning securities.

##   Zero coupon security. Rate represents yield to maturity.

* Cost for federal income tax purposes is $629,059,255 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $ 15,148,785
Gross unrealized depreciation    (13,981,811)
                                ------------
Net unrealized appreciation     $  1,166,974

The accompanying notes are an integral part of these financial statements.

                     Wells Fargo Advantage Income Funds 121


Portfolio of Investments--August 31, 2010

SHORT-TERM HIGH YIELD BOND FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.04%
$      222,057   SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 1994-5
                 CLASS B2+/-                                                         1.87%        04/25/2024    $          189,854
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $218,058)                                                                  189,854
                                                                                                                ------------------
CORPORATE BONDS & NOTES: 59.80%
CONSUMER DISCRETIONARY: 15.89%
AUTO COMPONENTS: 1.38%
     3,000,000   TENNECO INCORPORATED                                                8.13         11/15/2015             3,127,500
     3,000,000   TRW AUTOMOTIVE INCORPORATED++                                       7.00         03/15/2014             3,090,000
                                                                                                                         6,217,500
                                                                                                                ------------------
DIVERSIFIED CONSUMER SERVICES: 1.63%
     3,740,000   SERVICE CORPORATION INTERNATIONAL                                   7.38         10/01/2014             4,067,250
     3,250,000   STEWART ENTERPRISES INCORPORATED CLASS A                            6.25         02/15/2013             3,250,000
                                                                                                                         7,317,250
                                                                                                                ------------------
HOTELS, RESTAURANTS & LEISURE: 0.74%
     3,000,000   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                    7.88         10/15/2014             3,337,500
                                                                                                                ------------------
HOUSEHOLD DURABLES: 1.82%
     3,000,000   DR HORTON INCORPORATED                                              6.13         01/15/2014             3,041,250
     2,107,000   MOHAWK INDUSTRIES INCORPORATED SERIES D                             7.20         04/15/2012             2,209,716
     3,000,000   PULTE HOMES INCORPORATED                                            5.25         01/15/2014             2,947,500
                                                                                                                         8,198,466
                                                                                                                ------------------
MEDIA: 6.99%
     2,000,000   BELO CORPORATION                                                    6.75         05/30/2013             2,070,000
     4,000,000   CHARTER COMMUNICATION OPT LLC CAPITAL++                             8.00         04/30/2012             4,210,000
     5,000,000   CSC HOLDINGS LLC++                                                  8.50         04/15/2014             5,462,500
     5,000,000   ECHOSTAR DBS CORPORATION                                            7.00         10/01/2013             5,206,250
     4,000,000   LAMAR MEDIA CORPORATION SERIES C                                    9.75         04/01/2014             4,480,000
     2,500,000   RAINBOW NATIONAL SERVICES LLC++                                     8.75         09/01/2012             2,503,125
     4,000,000   VALASSIS COMMUNICATION INCORPORATED                                 8.25         03/01/2015             4,170,000
     3,340,000   VISANT CORPORATION                                                  7.63         10/01/2012             3,335,825
                                                                                                                        31,437,700
                                                                                                                ------------------
MULTILINE RETAIL: 1.64%
     2,000,000   JCPENNEY CORPORATION INCORPORATED                                   9.00         08/01/2012             2,200,000
     5,000,000   THE MAY DEPARTMENT STORES COMPANY                                   5.75         07/15/2014             5,150,000
                                                                                                                         7,350,000
                                                                                                                ------------------
SPECIALTY RETAIL: 1.69%
     3,500,000   GAMESTOP CORPORATION                                                8.00         10/01/2012             3,574,375
     4,000,000   LIMITED BRANDS INCORPORATED                                         5.25         11/01/2014             4,030,000
                                                                                                                         7,604,375
                                                                                                                ------------------
CONSUMER STAPLES: 3.07%
BEVERAGES: 1.06%
     4,385,000   CONSTELLATION BRANDS INCORPORATED                                   8.38         12/15/2014             4,768,688
                                                                                                                ------------------

                     122 Wells Fargo Advantage Income Funds


                                       Portfolio of Investments--August 31, 2010

SHORT-TERM HIGH YIELD BOND FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
FOOD & STAPLES RETAILING: 1.01%
$    2,250,000   ALBERTSONS INCORPORATED                                             7.25%        05/01/2013    $        2,300,625
     2,087,414   CVS CAREMARK CORPORATION++                                          7.77         01/10/2012             2,223,096
                                                                                                                         4,523,721
                                                                                                                ------------------
HOUSEHOLD PRODUCTS: 1.00%
     4,500,000   CHURCH & DWIGHT COMPANIES INCORPORATED                              6.00         12/15/2012             4,511,250
                                                                                                                ------------------
ENERGY: 12.00%
ENERGY EQUIPMENT & SERVICES: 0.89%
     4,000,000   OFFSHORE LOGISTICS INCORPORATED                                     6.13         06/15/2013             4,020,000
                                                                                                                ------------------
OIL, GAS & CONSUMABLE FUELS: 11.11%
     1,658,000   ARCH WESTERN FINANCE LLC                                            6.75         07/01/2013             1,666,290
     2,000,000   BERRY PETROLEUM COMPANIES CLASS A                                  10.25         06/01/2014             2,205,000
     4,000,000   CHESAPEAKE ENERGY CORPORATION                                       7.63         07/15/2013             4,325,000
     3,000,000   COMSTOCK RESOURCES INCORPORATED                                     6.88         03/01/2012             3,007,500
     2,510,000   CONSOL ENERGY INCORPORATED                                          7.88         03/01/2012             2,698,250
     3,000,000   EL PASO CORPORATION++                                               6.88         06/15/2014             3,180,000
     3,250,000   FOREST OIL CORPORATION                                              8.50         02/15/2014             3,453,125
     4,200,000   FOUNDATION PA COAL COMPANY                                          7.25         08/01/2014             4,210,500
     3,250,000   FRONTIER OIL CORPORATION                                            6.63         10/01/2011             3,258,125
     3,000,000   INERGY FINANCE CORPORATION                                          6.88         12/15/2014             3,015,000
     3,000,000   NEWFIELD EXPLORATION COMPANY SENIOR NOTE                            6.63         09/01/2014             3,067,500
     3,500,000   PETROHAWK ENERGY CORPORATION                                       10.50         08/01/2014             3,911,250
     3,500,000   REGENCY ENERGY PARTNERS LP SENIOR NOTE                              8.38         12/15/2013             3,657,500
     2,000,000   TESORO CORPORATION                                                  6.25         11/01/2012             2,050,000
     3,000,000   WHITING PETROLEUM CORPORATION                                       7.00         02/01/2014             3,105,000
     3,000,000   WILLIAMS PARTNERS LP                                                7.50         06/15/2011             3,143,553
                                                                                                                        49,953,593
                                                                                                                ------------------
FINANCIALS: 4.35%
COMMERCIAL BANKS: 0.67%
     3,000,000   REGIONS FINANCIAL CORPORATION SENIOR NOTE                           7.00         03/01/2011             3,032,898
                                                                                                                ------------------
CONSUMER FINANCE: 1.86%
     2,000,000   FORD MOTOR CREDIT COMPANY LLC                                       7.80         06/01/2012             2,104,684
     2,000,000   FORD MOTOR CREDIT COMPANY LLC                                       8.70         10/01/2014             2,183,748
     4,000,000   GMAC LLC++                                                          7.50         12/31/2013             4,085,000
                                                                                                                         8,373,432
                                                                                                                ------------------
REAL ESTATE INVESTMENT TRUSTS: 1.82%
     3,500,000   SENIOR HOUSING PROPERTIES TRUST SENIOR NOTE                         8.63         01/15/2012             3,675,000
     4,250,000   VENTAS REALTY LIMITED PARTNERSHIP                                   9.00         05/01/2012             4,498,115
                                                                                                                         8,173,115
                                                                                                                ------------------
HEALTH CARE: 2.90%
HEALTH CARE EQUIPMENT & SUPPLIES: 0.80%
     3,500,000   FRESENIUS MEDICAL CARE CAPITAL TRUST IV                             7.88         06/15/2011             3,605,000
                                                                                                                ------------------

                     Wells Fargo Advantage Income Funds 123


Portfolio of Investments--August 31, 2010

SHORT-TERM HIGH YIELD BOND FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
HEALTH CARE PROVIDERS & SERVICES: 2.10%
$    4,278,000   DAVITA INCORPORATED                                                 6.63%        03/15/2013    $        4,299,390
     3,000,000   HANGER ORTHOPEDIC GROUP INCORPORATED                               10.25         06/01/2014             3,150,000
     2,000,000   OMNICARE INCORPORATED                                               6.13         06/01/2013             1,975,000
                                                                                                                         9,424,390
                                                                                                                ------------------
INDUSTRIALS: 7.80%
AEROSPACE & DEFENSE: 0.91%
     4,000,000   L-3 COMMUNICATIONS CORPORATION SENIOR NOTE                          5.88         01/15/2015             4,075,000
                                                                                                                ------------------
COMMERCIAL SERVICES & SUPPLIES: 2.59%
     4,000,000   CORRECTIONS CORPORATION OF AMERICA                                  6.25         03/15/2013             4,040,000
     1,000,000   CORRECTIONS CORPORATION OF AMERICA                                  6.75         01/31/2014             1,022,500
     5,000,000   DELUXE CORPORATION SENIOR NOTE                                      5.00         12/15/2012             4,956,250
     1,609,000   IRON MOUNTAIN INCORPORATED                                          7.75         01/15/2015             1,625,090
                                                                                                                        11,643,840
                                                                                                                ------------------
CONSTRUCTION & ENGINEERING: 0.73%
     3,000,000   TOLL BROTHERS FINANCE CORPORATION                                   5.95         09/15/2013             3,144,018
       155,000   TOLL BROTHERS FINANCE CORPORATION<<                                 6.88         11/15/2012               164,645
                                                                                                                         3,308,663
                                                                                                                ------------------
MACHINERY: 2.56%
     2,000,000   BRIGGS & STRATTON CORPORATION                                       8.88         03/15/2011             2,065,000
     4,000,000   SPX CORPORATION                                                     7.63         12/15/2014             4,310,000
     2,000,000   TEREX CORPORATION                                                   7.38         01/15/2014             2,020,000
     3,000,000   WESTINGHOUSE AIR BRAKE TECHNOLOGY                                   6.88         07/31/2013             3,120,000
                                                                                                                        11,515,000
                                                                                                                ------------------
PROFESSIONAL SERVICES: 1.01%
     4,500,000   FTI CONSULTING INCORPORATED                                         7.63         06/15/2013             4,556,250
                                                                                                                ------------------
MATERIALS: 6.22%
CHEMICALS: 0.94%
     4,000,000   POLYONE CORPORATION SENIOR NOTE                                     8.88         05/01/2012             4,250,000
                                                                                                                ------------------
CONTAINERS & PACKAGING: 2.52%
     4,000,000   OWENS-BROCKWAY GLASS CONTAINER INCORPORATED                         6.75         12/01/2014             4,120,000
     3,000,000   ROCK-TENN COMPANY                                                   8.20         08/15/2011             3,135,000
     4,000,000   SILGAN HOLDINGS INCORPORATED                                        6.75         11/15/2013             4,060,000
                                                                                                                        11,315,000
                                                                                                                ------------------
METALS & MINING: 1.40%
     3,000,000   STEEL DYNAMICS INCORPORATED                                         7.38         11/01/2012             3,187,500
     3,000,000   UNITED STATES STEEL CORPORATION                                     5.65         06/01/2013             3,116,250
                                                                                                                         6,303,750
                                                                                                                ------------------
PAPER & FOREST PRODUCTS: 1.36%
     3,000,000   GEORGIA-PACIFIC LLC++                                               7.00         01/15/2015             3,105,000
     3,000,000   NEENAH PAPER INCORPORATED                                           7.38         11/15/2014             3,000,000
                                                                                                                         6,105,000
                                                                                                                ------------------

                     124 Wells Fargo Advantage Income Funds


                                       Portfolio of Investments--August 31, 2010

SHORT-TERM HIGH YIELD BOND FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
TELECOMMUNICATION SERVICES: 4.83%
DIVERSIFIED TELECOMMUNICATION SERVICES: 4.10%
$    4,250,000   CITIZENS COMMUNICATIONS COMPANY                                     6.25%        01/15/2013    $        4,398,750
     5,500,000   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED SERIES B            7.50         02/15/2014             5,603,125
     5,000,000   SPRINT CAPITAL CORPORATION                                          8.38         03/15/2012             5,287,500
     1,000,000   VALOR TELECOMMUNICATIONS ENTERPRISES                                7.75         02/15/2015             1,030,000
     2,000,000   WINDSTREAM CORPORATION                                              8.13         08/01/2013             2,132,500
                                                                                                                        18,451,875
                                                                                                                ------------------
WIRELESS TELECOMMUNICATION SERVICES: 0.73%
     3,000,000   CROWN CASTLE INTERNATIONAL CORPORATION                              9.00         01/15/2015             3,255,000
                                                                                                                ------------------
UTILITIES: 2.74%
ELECTRIC UTILITIES: 1.15%
     2,500,000   IPALCO ENTERPRISES INCORPORATED                                     8.63         11/14/2011             2,625,000
     2,500,000   MIRANT AMERICAS GENERATION LLC                                      8.30         05/01/2011             2,556,250
                                                                                                                         5,181,250
                                                                                                                ------------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS: 1.59%
       321,000   AES CORPORATION++                                                   8.75         05/15/2013               326,216
     2,000,000   NRG ENERGY INCORPORATED                                             7.25         02/01/2014             2,040,000
     4,750,000   RRI ENERGY INCORPORATED                                             6.75         12/15/2014             4,797,500
                                                                                                                         7,163,716
                                                                                                                ------------------
TOTAL CORPORATE BONDS & NOTES (COST $264,158,591)                                                                      268,973,222
                                                                                                                ------------------
MUNICIPAL BONDS & NOTES: 0.68%
NEVADA: 0.33%
     1,500,000   CLARK COUNTY NV NEVADA POWER COMPANY PCR PROJECT SERIES D
                 (IDR, ACA INSURED)                                                  5.30         10/01/2011             1,500,300
                                                                                                                ------------------
OTHER: 0.35%
     1,585,000   GUAM POWER AUTHORITY (ELECTRIC REVENUE)                             6.00         10/01/2011             1,578,692
                                                                                                                ------------------
TOTAL MUNICIPAL BONDS & NOTES (COST $3,049,125)                                                                          3,078,992
                                                                                                                ------------------
YANKEE CORPORATE BONDS & NOTES: 7.07%
CONSUMER DISCRETIONARY: 2.50%
     3,500,000   KABEL DEUTSCHLAND GMBH                                             10.63         07/01/2014             3,640,000
     2,000,000   SUN MEDIA CORPORATION                                               7.63         02/15/2013             2,000,000
     5,589,000   VIDEOTRON LIMITED                                                   6.88         01/15/2014             5,616,945
                                                                                                                        11,256,945
                                                                                                                ------------------
ENERGY: 0.68%
     3,000,000   KINDER MORGAN FINANCE COMPANY ULC                                   5.35         01/05/2011             3,037,500
                                                                                                                ------------------
INFORMATION TECHNOLOGY: 1.04%
     4,000,000   SEAGATE TECHNOLOGY INTERNATIONAL++                                 10.00         05/01/2014             4,670,000
                                                                                                                ------------------
MATERIALS: 2.29%
     3,500,000   NOVA CHEMICALS CORPORATION SENIOR NOTE                              6.50         01/15/2012             3,578,750
     3,000,000   SAPPI LIMITED++                                                     6.75         06/15/2012             3,015,000
     3,000,000   TECK RESOURCES LIMITED                                              9.75         05/15/2014             3,716,892
                                                                                                                        10,310,642
                                                                                                                ------------------

                     Wells Fargo Advantage Income Funds 125


Portfolio of Investments--August 31, 2010

SHORT-TERM HIGH YIELD BOND FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
TELECOMMUNICATION SERVICES: 0.56%
$    2,500,000   INTELSAT SUBSIDIARY HOLDING COMPANY LIMITED                         8.50%        01/15/2013    $        2,531,250
                                                                                                                ------------------
TOTAL YANKEE CORPORATE BONDS & NOTES (COST $31,026,978)                                                                 31,806,337
                                                                                                                ------------------
TERM LOANS: 23.77%
     1,464,580   AMC ENTERTAINMENT INCORPORATED TERM LOAN                            1.76         01/28/2013             1,422,063
     3,850,810   AMERISTAR CASINOS INCORPORATED TERM LOAN                            3.52         11/10/2012             3,818,502
     4,685,050   BALDOR ELECTRIC COMPANY TERM LOAN                                   5.25         01/31/2014             4,700,651
     2,977,444   CASELLA WASTE SYSTEMS INCORPORATED TERM LOAN                        7.00         04/09/2014             2,992,331
     2,962,038   CINEMARK USA INCORPORATED                                           3.54         04/29/2016             2,941,926
     3,000,000   CITIGROUP INCORPORATED TERM LOAN                                    6.25         08/11/2015             2,991,300
     3,982,045   CLARKE AMERICAN CORPORATION TERM LOAN                               2.80         03/26/2014             3,430,372
     2,804,091   COMMUNITY HEALTH SYSTEMS INCORPORATED TERM LOAN                     2.55         07/25/2014             2,641,230
       143,866   COMMUNITY HEALTH SYSTEMS INCORPORATED TERM LOAN                     2.55         07/25/2014               135,552
     2,464,344   DEAN FOODS COMPANY TERM LOAN                                        1.92         04/02/2014             2,348,520
     4,659,542   DOLLAR GENERAL CORPORATION TERM LOAN                                3.11         07/07/2014             4,535,784
     2,970,000   EAST JAPAN RAILWAY COMPANY                                          6.50         05/13/2016             2,981,138
     2,212,795   GEORGIA PACIFIC CORPORATION 1ST LIEN TERM LOAN                      3.79         12/23/2014             2,199,651
       640,902   GEORGIA PACIFIC CORPORATION TERM LOAN                               2.50         12/21/2012               632,025
     4,603,372   GRAHAM PACKAGING COMPANY TERM LOAN                                  6.75         04/05/2014             4,625,744
     2,763,748   HANEBRANDS INCORPORATED NEW TERM LOAN B                             5.25         12/10/2015             2,781,021
     4,826,832   HCA INCORPORATED TERM LOAN                                          2.78         11/18/2013             4,642,398
     1,994,860   JARDEN CORPORATION 1ST LIEN TERM LOAN                               3.78         01/24/2012             1,980,198
     2,204,697   JARDEN CORPORATION TERM LOAN                                        3.78         01/25/2015             2,190,917
     1,018,620   JOSTENS CORPORATION 1ST LIEN TERM LOAN                              2.29         10/04/2011             1,003,525
     1,491,490   LIFEPOINT HOSPITALS INCORPORATED 1ST LIEN TERM LOAN                 1.95         04/15/2012             1,454,203
     3,712,810   METROPCS WIRELESS INCORPORATED TERM LOAN                            2.56         11/04/2013             3,621,141
     1,370,965   MIRANT NORTH AMERICA LLC TERM LOAN                                  2.01         01/03/2013             1,355,830
       194,869   NALCO COMPANY TERM LOAN B                                           2.06         11/04/2010               195,356
     1,911,736   NRG ENERGY INCORPORATED TERM LOAN                                   2.03         02/01/2013             1,858,456
     2,467,037   NRG ENERGY INCORPORATED TERM LOAN                                   3.50         03/25/2015             2,384,490
     2,391,286   OSHKOSH CORPORATION TERM LOAN                                       6.53         12/06/2013             2,409,220
     2,089,221   PENN NATIONAL GAMING INCORPORATED TERM LOAN                         2.06         10/03/2012             2,036,510
     2,838,928   PHILLIPS VAN HEUSEN CORPORATION TERM LOAN TRANCHE B                 4.75         05/06/2016             2,852,810
       889,733   PSYCHIATRIC SOLUTIONS INCORPORATED 1ST LIEN TERM LOAN               2.18         07/01/2012               878,612
     3,941,468   REGAL CINEMAS CORPORATION                                           4.03         11/21/2016             3,907,571
       253,281   RMK ACQUISITION CORPORATION (ARAMARK) 1ST LIEN TERM LOAN            2.22         01/27/2014               240,419
     2,906,324   RMK ACQUISITION CORPORATION (ARAMARK) 1ST LIEN TERM LOAN            2.41         01/27/2014             2,747,202
       829,190   ROCKWOOD SPECIALTIES GROUP INCORPORATED 1ST LIEN TERM LOAN          6.00         05/15/2014               829,879
       384,797   SEMINOLE TRIBE OF FLORIDA 1ST LIEN DELAYED DRAW TERM LOAN B-1       2.06         03/05/2014               358,823
     1,387,201   SEMINOLE TRIBE OF FLORIDA 1ST LIEN DELAYED DRAW TERM LOAN B-2       2.06         03/05/2014             1,293,565
       966,074   SEMINOLE TRIBE OF FLORIDA 1ST LIEN DELAYED DRAW TERM LOAN B-3       2.06         03/05/2014               900,864
     4,000,000   SINCLAIR TELEVISION GROUP TERM LOAN B<                              5.50         10/29/2015             4,002,000
       247,604   SUNGARD DATA SYSTEMS INCORPORATED 1ST LIEN TERM LOAN                2.04         02/28/2014               237,236
     2,220,427   SUNGARD DATA SYSTEMS INCORPORATED EXTENDED TERM LOAN                4.04         02/26/2016             2,161,453
     1,701,099   SUPERVALU INCORPORATED 1ST LIEN TERM LOAN                           1.51         06/01/2012             1,637,308
     1,377,242   THE WILLIAM CARTER COMPANY 1ST LIEN TERM LOAN                       1.76         07/14/2012             1,375,520
     3,450,219   TIME WARNER TELECOM HOLDINGS TERM LOAN B                            2.02         01/07/2013             3,323,699
     3,000,000   TOYS R US 1ST LIEN TERM LOAN B<                                     0.04         07/19/2012             2,992,950
     3,000,000   TRANSDIGM, INCORPORATED TERM LOAN                                   2.54         06/23/2013             2,915,370
     3,990,000   VANGUARD HEALTH HOLDING COMPANY LLC INCREMENTAL TERM LOAN           5.00         01/29/2016             3,935,736
TOTAL TERM LOANS (COST $105,878,733)                                                                                   106,901,071
                                                                                                                ------------------

                     126 Wells Fargo Advantage Income Funds


                                       Portfolio of Investments--August 31, 2010

SHORT-TERM HIGH YIELD BOND FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
SHORT-TERM INVESTMENTS: 9.67%
CORPORATE BONDS & NOTES: 0.05%
$      176,212   GRYPHON FUNDING LIMITED(v)(i)(a)                                    0.00%        08/05/2011    $           71,661
       228,627   VFNC CORPORATION(v)++(i)(a)+/-                                      0.33         09/29/2011               131,428
                                                                                                                           203,089
                                                                                                                ------------------

      SHARES                                                                       YIELD
--------------                                                                  -------------
INVESTMENT COMPANIES: 9.62%
    43,253,707   WELLS FARGO ADVANTAGE MONEY MARKET TRUST(l)(u)(o)                   0.29                               43,253,707
        24,387   WELLS FARGO SECURITIES LENDING CASH INVESTMENTS LLC(l)(v)(u)        0.30                                   24,387
                                                                                                                        43,278,094
                                                                                                                ------------------
TOTAL SHORT-TERM INVESTMENTS (COST $43,424,982)                                                                         43,481,183
                                                                                                                ------------------
TOTAL INVESTMENTS IN SECURITIES
(COST $447,756,467)*                                                  101.03%                                          454,430,659
OTHER ASSETS AND LIABILITIES, NET                                      (1.03)                                           (4,620,624)
                                                                      ------                                    ------------------
TOTAL NET ASSETS                                                      100.00%                                   $      449,810,035
                                                                      ------                                    ------------------

----------
(l)  Investment in an affiliate.

(v) Security represents investment of cash collateral received from securities on loan.

(u)  Rate shown is the 7-day annualized yield at period end.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(i)  Illiquid security for which the designation as illiquid is unaudited.

<<   All or a portion of this security is on loan.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

<    All or portion of the position represents an unfunded loan commitment.

+/-  Variable rate investments.

+    Non-income earning securities.

##   Zero coupon security. Rate represents yield to maturity.

(o) Security pledged as collateral for when-issued (TBA), delayed delivery basis and/or unfunded loans.

* Cost for federal income tax purposes is $447,807,964 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $ 7,699,937
Gross unrealized depreciation    (1,077,242)
                                -----------
Net unrealized appreciation     $ 6,622,695

The accompanying notes are an integral part of these financial statements.

                     Wells Fargo Advantage Income Funds 127


Portfolio of Investments--August 31, 2010

ULTRA SHORT-TERM INCOME FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
AGENCY SECURITIES: 3.85%
FEDERAL HOME LOAN BANK: 2.22%
$   25,000,000   FHLB                                                                0.75%        11/21/2011    $       25,101,617
                                                                                                                ------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION: 0.54%
        30,850   FHLMC #1B0128+/-                                                    3.41         09/01/2031                31,964
       162,856   FHLMC #555243                                                       9.00         11/01/2016               180,063
       410,274   FHLMC #555427                                                       9.50         09/01/2020               481,093
       122,577   FHLMC #555490                                                       9.50         12/01/2016               130,118
       143,748   FHLMC #555514                                                       9.00         10/01/2019               165,365
     1,310,558   FHLMC #555519                                                       9.00         12/01/2016             1,459,993
        11,970   FHLMC #786823+/-                                                    2.92         07/01/2029                12,529
       125,152   FHLMC #788792+/-                                                    2.83         01/01/2029               130,927
       230,552   FHLMC #789272+/-                                                    2.67         04/01/2032               240,551
        15,922   FHLMC #789483+/-                                                    3.13         06/01/2032                16,629
        93,018   FHLMC #846990+/-                                                    2.81         10/01/2031                97,941
       362,041   FHLMC #884013                                                      10.50         05/01/2020               421,173
       337,125   FHLMC #A01734                                                       9.00         08/01/2018               377,040
        62,256   FHLMC #A01849                                                       9.50         05/01/2020                71,481
       879,398   FHLMC #C64637                                                       7.00         06/01/2031               995,939
       824,070   FHLMC #G01126                                                       9.50         12/01/2022               930,821
        33,965   FHLMC #G10747                                                       7.50         10/01/2012                35,612
        11,266   FHLMC #G11150                                                       7.50         12/01/2011                11,607
        35,177   FHLMC #G11200                                                       8.00         01/01/2012                36,505
         7,967   FHLMC #G11209                                                       7.50         12/01/2011                 8,208
        34,887   FHLMC #G11229                                                       8.00         01/01/2013                36,618
        97,284   FHLMC #G11391                                                       7.50         06/01/2012               101,590
       172,348   FHLMC #G80118                                                      10.00         11/01/2021               199,152
                                                                                                                         6,172,919
                                                                                                                ------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 0.82%
       359,034   FNMA #100001                                                        9.00         02/15/2020               416,550
       133,644   FNMA #100255                                                        8.33         07/15/2020               153,810
       268,713   FNMA #100256                                                        9.00         10/01/2021               305,933
        15,068   FNMA #149167                                                       10.50         08/01/2020                17,612
        64,917   FNMA #190722                                                        9.50         03/01/2021                74,779
       337,842   FNMA #190909                                                        9.00         06/01/2024               391,023
       311,472   FNMA #252870                                                        7.00         11/01/2014               333,947
       273,355   FNMA #310010                                                        9.50         12/01/2020               315,675
       844,727   FNMA #323534                                                        9.00         12/01/2016               942,277
       256,587   FNMA #344890                                                       10.25         09/01/2021               295,556
        49,294   FNMA #365418+/-                                                     3.61         01/01/2023                49,956
        41,679   FNMA #392647                                                        9.00         10/01/2013                44,878
       117,843   FNMA #458004                                                       10.00         03/01/2018               131,616
       124,070   FNMA #523850                                                       10.50         10/01/2014               145,164
       446,878   FNMA #535807                                                       10.50         04/01/2022               520,853
       691,591   FNMA #545117+/-                                                     2.81         12/01/2040               720,696
        68,004   FNMA #545131                                                        8.00         03/01/2013                71,135
         8,891   FNMA #545157                                                        8.50         11/01/2012                 9,397
       793,156   FNMA #545325                                                        8.50         07/01/2017               869,913
       201,455   FNMA #545460+/-                                                     3.04         11/01/2031               209,502
     1,913,086   FNMA #598559                                                        6.50         08/01/2031             2,154,525
        95,953   FNMA #604060+/-                                                     3.15         09/01/2031                99,262
       181,091   FNMA #604689+/-                                                     1.94         10/01/2031               186,344
       115,037   FNMA #635070+/-                                                     2.50         05/01/2032               120,324
       222,685   FNMA #646643+/-                                                     2.67         06/01/2032               232,891

                     128 Wells Fargo Advantage Income Funds


                                       Portfolio of Investments--August 31, 2010

ULTRA SHORT-TERM INCOME FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$      127,779   FNMA #660508                                                        7.00%        05/01/2013    $          131,638
        11,413   FNMA #675491+/-                                                     3.30         04/01/2033                11,950
       301,511   FNMA #724657+/-                                                     3.64         07/01/2033               314,785
                                                                                                                         9,271,991
                                                                                                                ------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 0.27%
        91,310   GNMA #780253                                                        9.50         11/15/2017               101,350
       317,128   GNMA #780267                                                        9.00         11/15/2017               355,007
       273,438   GNMA #780664                                                       10.00         10/20/2017               305,803
       123,640   GNMA #781310                                                        8.00         01/15/2013               122,885
       113,035   GNMA #781311                                                        7.50         02/15/2013               112,022
       406,569   GNMA #781540                                                        7.00         05/15/2013               419,875
     1,465,114   GNMA #781614                                                        7.00         06/15/2033             1,687,367
                                                                                                                         3,104,309
                                                                                                                ------------------
TOTAL AGENCY SECURITIES (COST $41,947,289)                                                                              43,650,836
                                                                                                                ------------------
ASSET BACKED SECURITIES: 14.93%
     8,520,697   AAMES MORTGAGE TRUST SERIES 2003-1 CLASS M1+/-                      1.28         10/25/2033             6,866,770
     4,750,000   AMERICAN EXPRESS ISSUANCE TRUST SERIES 2007-1 CLASS A+/-            0.48         09/15/2011             4,750,754
     3,900,000   BANK OF AMERICA AUTO TRUST SERIES 2010-1A CLASS A2++                0.75         06/15/2012             3,903,688
     4,000,000   BANK OF AMERICA CREDIT CARD TRUST SERIES 2008-A1 CLASS A1+/-        0.86         04/15/2013             4,003,670
    12,700,000   BANK OF AMERICA CREDIT CARD TRUST SERIES 2008-A5 CLASS A+/-         1.48         12/16/2013            12,811,354
     3,150,000   BMW VEHICLE OWNER TRUST SERIES 2010-A CLASS A2                      0.68         09/25/2012             3,153,415
       738,004   CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2007-4 CLASS
                 A3B+/-                                                              0.98         12/15/2011               738,439
     2,000,000   CARMAX AUTO OWNER TRUST SERIES 2010-1 CLASS A2                      0.83         11/15/2012             2,002,080
     9,993,389   CDC MORTGAGE CAPITAL TRUST SERIES 2003-HE4 CLASS M1+/-              1.24         03/25/2034             6,561,599
     4,582,366   CHASE FUNDING MORTGAGE LOAN ASSET-BACKED CERTIFICATES SERIES
                 2003-5 CLASS 2M1+/-                                                 1.16         05/25/2033             1,934,065
     3,400,000   CHASE ISSUANCE TRUST SERIES 2007-A18 CLASS A+/-                     0.54         01/15/2015             3,401,984
    11,000,000   CHASE ISSUANCE TRUST SERIES 2009-A2 CLASS A2+/-                     1.83         04/15/2014            11,248,072
    10,500,000   CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2009-A1 CLASS
                 A1+/-                                                               2.03         03/17/2014            10,749,720
     6,300,000   CNH EQUIPMENT TRUST SERIES 2010-A CLASS A2                          0.81         08/15/2012             6,309,060
     7,607,034   CONTIMORTGAGE NET INTEREST MARGIN NOTES SERIES 1997-A CLASS
                 A(a)(i)                                                             7.23         10/16/2028                 2,377
     1,158,112   COUNTRYWIDE ASSET-BACKED CERTIFICATES SERIES 2007-S1 CLASS
                 A1A+/-                                                              0.37         02/25/2037               983,196
    17,714,916   EASTMAN HILL FUNDING LIMITED SERIES 1A CLASS A2(a)####(i)           0.83         09/29/2031               276,353
    22,462,718   EASTMAN HILL FUNDING LIMITED SERIES 1A CLASS A2E(a)####(i)          0.83         09/29/2031               350,418
     1,126,171   EQUIFIRST MORTGAGE LOAN TRUST SERIES 2003-2 CLASS 3A3+/-            1.03         09/25/2033               984,032
     3,000,000   FORD CREDIT AUTO OWNER TRUST SERIES 2007-A CLASS A4A                5.47         06/15/2012             3,072,230
     2,960,254   GE EQUIPMENT MIDTICKET LLC                                          1.42         08/15/2011             2,961,814
     9,796,651   HOME EQUITY ASSET TRUST SERIES 2003-6 CLASS M1+/-                   0.96         02/25/2034             6,514,264
     6,708,074   HOME EQUITY ASSET TRUST SERIES 2003-7 CLASS M1+/-                   1.24         03/25/2034             4,732,895
     3,643,048   HONDA AUTO RECEIVABLES 2007 1 ASSET BACKED NOTES CLASS A4           5.09         07/18/2013             3,651,030
       749,243   HONDA AUTO RECEIVABLES 2008-1 OWNER TRUST ASSET BACKED NOTE
                 CLASS A3                                                            4.47         01/18/2012               754,739
     6,500,000   HONDA AUTO RECEIVABLES 2010-1 OWNER TRUST CLASS A2                  0.62         02/21/2012             6,504,667
     3,000,000   HYUNDAI AUTO RECEIVABLES TRUST SERIES 2010 A CLASS A2               0.86         11/15/2012             3,006,213
     5,500,000   HYUNDAI AUTO RECEIVABLES TRUST SERIES 2010 B CLASS A2               0.57         03/15/2013             5,499,876
     6,300,000   JOHN DEERE OWNER TRUST SERIES 2010-A CLASS A2                       0.72         07/16/2012             6,307,568
     3,500,000   MBNA CREDIT CARD MASTER NOTE TRUST 2005 9 CLASS A+/-                0.32         04/15/2013             3,499,223
     6,300,000   MERCEDES-BENZ AUTO RECEIVABLES TRUST SERIES 2010-1 CLASS A2         0.70         08/15/2012             6,307,742
     7,319,501   MORGAN STANLEY ABS CAPITAL I SERIES 2003-NC10 CLASS M1+/-           1.28         10/25/2033             5,657,147
       169,322   RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 2001-KS1
                 CLASS AII+/-                                                        0.73         03/25/2032               158,803
        70,822   SACO I TRUST SERIES 2005-2 CLASS A+/-(i)                            0.46         04/25/2035                27,364
     4,908,662   STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2003-BC10
                 CLASS M1+/-                                                         1.39         10/25/2033             3,457,942
     7,109,144   STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2003-BC3 CLASS
                 M1+/-                                                               1.69         04/25/2033             5,579,647
       143,269   TERWIN MORTGAGE TRUST SERIES 2004-21HE CLASS 1A1+/-                 1.22         12/25/2034               123,306

                     Wells Fargo Advantage Income Funds 129


Portfolio of Investments--August 31, 2010

ULTRA SHORT-TERM INCOME FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
ASSET BACKED SECURITIES (continued)
$    6,500,000   TOYOTA AUTO RECEIVABLES OWNER TRUST                                 0.74%        07/16/2012    $        6,510,954
     7,150,000   USAA AUTO OWNER TRUST SERIES 2010-1 CLASS A2                        0.63         06/15/2012             7,151,695
     7,200,000   WILLIAM STREET FUNDING CORPORATION SERIES 2006-3 CLASS
                 A+/-++(a)                                                           0.76         06/23/2012             6,732,000
TOTAL ASSET BACKED SECURITIES (COST $196,819,759)                                                                      169,242,165
                                                                                                                    --------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 7.01%
       290,324   BANK OF AMERICA ALTERNATIVE LOAN TRUST SERIES 2004-9 CLASS
                 3A2                                                                 5.50         10/25/2034               288,177
    37,285,294   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                 2001-PB1 CLASS XP+/-++(c)(a)                                        0.00         05/11/2035                 3,729
         9,890   BANK OF AMERICA MORTGAGE SECURITIES SERIES 2002-K CLASS
                 3A1+/-                                                              2.88         10/20/2032                 9,895
       209,450   CITICORP MORTGAGE SECURITIES INCORPORATED SERIES 1992-7
                 CLASS A                                                             2.34         03/25/2022               191,733
       233,171   COLLATERALIZED MORTGAGE OBLIGATION TRUST SERIES 66 CLASS Z          8.00         09/20/2021               259,512
       742,314   COUNTRYWIDE HOME LOANS MORTGAGE PASS-THROUGH TRUST SERIES
                 2001-HYB1 CLASS 1A1+/-                                              2.56         06/19/2031               695,145
       439,374   COUNTRYWIDE HOME LOANS MORTGAGE PASS-THROUGH TRUST SERIES
                 2001-HYB1 CLASS 2A1+/-                                              2.28         06/19/2031               412,396
       330,969   COUNTRYWIDE HOME LOANS MORTGAGE PASS-THROUGH TRUST SERIES
                 2004-20 CLASS 3A1+/-                                                2.54         09/25/2034               188,304
       298,221   DLJ MORTGAGE ACCEPTANCE CORPORATION SERIES 1990-2 CLASS A(i)        3.10         01/25/2022               294,239
        81,590   DLJ MORTGAGE ACCEPTANCE CORPORATION SERIES 1991-3 CLASS A1(i)       2.40         02/20/2021                79,361
     1,477,441   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-42 CLASS A6       9.50         02/25/2042             1,806,864
       954,646   FNMA GRANTOR TRUST SERIES 2000-T6 CLASS A2                          9.50         06/25/2030             1,167,651
     2,542,833   FNMA GRANTOR TRUST SERIES 2001-T10 CLASS A3                         9.50         12/25/2041             3,110,203
     2,154,584   FNMA GRANTOR TRUST SERIES 2001-T12 CLASS A3                         9.50         08/25/2041             2,635,325
     5,021,033   FNMA GRANTOR TRUST SERIES 2001-T8 CLASS A3                          4.96         07/25/2041             5,243,211
     2,994,070   FNMA GRANTOR TRUST SERIES 2002-T1 CLASS A4                          9.50         11/25/2031             3,662,122
       152,895   FNMA SERIES 1988-4 CLASS Z                                          9.25         03/25/2018               174,193
       167,401   FNMA SERIES 1988-5 CLASS Z                                          9.20         03/25/2018               175,272
        87,700   FNMA SERIES 1988-9 CLASS Z                                          9.45         04/25/2018               107,268
       427,725   FNMA SERIES 1989-30 CLASS Z                                         9.50         06/25/2019               488,984
        75,235   FNMA SERIES 1989-49 CLASS E                                         9.30         08/25/2019                84,953
        86,944   FNMA SERIES 1990-111 CLASS Z                                        8.75         09/25/2020                96,018
       226,865   FNMA SERIES 1990-119 CLASS J                                        9.00         10/25/2020               269,828
       116,816   FNMA SERIES 1990-124 CLASS Z                                        9.00         10/25/2020               136,512
       417,196   FNMA SERIES 1990-21 CLASS Z                                         9.00         03/25/2020               483,785
       248,107   FNMA SERIES 1990-27 CLASS Z                                         9.00         03/25/2020               302,225
       140,804   FNMA SERIES 1990-30 CLASS D                                         9.75         03/25/2020               166,076
       117,452   FNMA SERIES 1990-77 CLASS D                                         9.00         06/25/2020               133,731
       517,592   FNMA SERIES 1991-132 CLASS Z                                        8.00         10/25/2021               615,611
       181,873   FNMA SERIES 1992-71 CLASS X                                         8.25         05/25/2022               216,316
     1,074,321   FNMA SERIES G-22 CLASS ZT                                           8.00         12/25/2016             1,277,771
     2,134,065   FNMA WHOLE LOAN SERIES 2002-W4 CLASS A6+/-                          4.56         05/25/2042             2,266,111
       155,982   FNMA WHOLE LOAN SERIES 2003-W11 CLASS A1+/-                         3.24         06/25/2033               164,951
        74,782   FNMA WHOLE LOAN SERIES 2003-W3 CLASS 1A4+/-                         4.34         08/25/2042                79,000
     6,375,675   FNMA WHOLE LOAN SERIES 2003-W6 CLASS 6A+/-                          4.44         08/25/2042             6,696,638
     1,578,668   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2000-1
                 CLASS A2                                                            6.50         01/15/2033             1,589,321
       540,208   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                 2000-C3 CLASS A2                                                    6.96         09/15/2035               540,262
     2,049,427   GNMA SERIES 2007-69 CLASS TA                                        4.65         06/16/2031             2,099,033
       140,810   GSMPS MORTGAGE LOAN TRUST SERIES 1998-1 CLASS A++                   8.00         09/19/2027               146,020
     4,128,712   GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 1AF+/-++              0.66         06/25/2034             3,354,071
     3,542,087   GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 2A1+/-++              4.55         06/25/2034             3,090,686
     3,962,567   GSMPS MORTGAGE LOAN TRUST SERIES 2006-RP1 CLASS 1AF1+/-++           0.61         01/25/2036             3,212,790
     3,928,573   GSMPS MORTGAGE LOAN TRUST SERIES 2006-RP2 CLASS 1AF1+/-++           0.66         04/25/2036             3,156,970
     1,600,062   GSR MORTGAGE LOAN TRUST SERIES 2004-1 CLASS 2A2+/-                  2.23         04/25/2032             1,330,877
        98,867   HOUSING SECURITIES INCORPORATED SERIES 1992-8 CLASS C               3.39         06/25/2024               100,398
       241,216   HOUSING SECURITIES INCORPORATED SERIES 1992-8 CLASS E               3.74         06/25/2024               235,672
       150,431   JPMORGAN ALTERNATIVE LOAN TRUST SERIES 2006-A5 CLASS 1A2+/-         0.32         10/25/2036               148,882
     1,449,565   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                 SERIES 2001-CIBC CLASS A3                                           6.26         03/15/2033             1,459,720

                     130 Wells Fargo Advantage Income Funds


                                       Portfolio of Investments--August 31, 2010

ULTRA SHORT-TERM INCOME FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$    2,761,224   JPMORGAN MORTGAGE TRUST SERIES 2005-A3 CLASS 7CA1                    2.92%       06/25/2035    $        2,388,243
        46,993   MASTER MORTGAGES TRUST SERIES 2002-3 CLASS 4A1+/-                   2.76         10/25/2032                47,001
            73   MORGAN STANLEY MORTGAGE TRUST SERIES 35 CLASS 2+/-(i)(w)       15,186.79         04/20/2021                19,833
        39,735   PRUDENTIAL HOME MORTGAGE SECURITIES SERIES 1988-1 CLASS A+/-        2.73         04/25/2018                37,288
        12,947   RESECURITIZATION MORTGAGE TRUST SERIES 1998-B CLASS A+/-(i)         0.51         04/26/2021                12,942
     9,002,975   RESIDENTIAL FINANCE LP SERIES 2003-C CLASS B3+/-++                  1.69         09/10/2035             6,136,158
     5,335,096   RESIDENTIAL FINANCE LP SERIES 2003-C CLASS B4+/-++                  1.89         09/10/2035             3,369,327
       826,215   SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 1990-2
                 CLASS A                                                             2.14         11/25/2020               835,602
     2,924,282   STRUCTURED ASSET MORTGAGE INVESTMENTS INCORPORATED SERIES
                 2001-4 CLASS A1                                                     9.01         10/25/2024             2,803,796
       413,006   STRUCTURED ASSET MORTGAGE INVESTMENTS INCORPORATED SERIES
                 2001-4 CLASS A2                                                     9.79         10/25/2024               398,335
       439,450   STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-2 CLASS
                 A+/-                                                                0.78         02/25/2028               418,563
     2,986,006   STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-RF1
                 CLASS A++                                                           8.34         04/15/2027             3,031,092
     3,821,585   STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-RF2
                 CLASS A++                                                           8.15         07/15/2027             3,851,359
       315,179   WILSHIRE FUNDING CORPORATION SERIES 1996-3 CLASS M2                 3.67         08/25/2032               311,353
       277,858   WILSHIRE FUNDING CORPORATION SERIES 1996-3 CLASS M3                 3.67         08/25/2032               267,523
     1,145,628   WILSHIRE FUNDING CORPORATION SERIES 1998-2 CLASS M1                 2.00         12/28/2037             1,013,436
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $85,537,665)                                                            79,389,663
                                                                                                                ------------------
CORPORATE BONDS & NOTES: 39.58%
CONSUMER DISCRETIONARY: 5.99%
AUTO COMPONENTS: 0.48%
     5,000,000   AUTOZONE INCORPORATED                                               5.88         10/15/2012             5,388,915
                                                                                                                ------------------
DIVERSIFIED CONSUMER SERVICES: 0.45%
     5,000,000   LIFE TECHNOLOGIES CORPORATION                                       3.38         03/01/2013             5,144,295
                                                                                                                ------------------
HOTELS, RESTAURANTS & LEISURE: 0.46%
     5,000,000   YUM! BRANDS INCORPORATED                                            8.88         04/15/2011             5,238,240
                                                                                                                ------------------
MEDIA: 3.05%
       460,000   CBS CORPORATION                                                     6.63         05/15/2011               477,631
     6,065,000   COMCAST CABLE HOLDINGS LLC                                          9.80         02/01/2012             6,765,932
     1,615,000   COX COMMUNICATIONS INCORPORATED                                     7.75         11/01/2010             1,632,679
     5,325,000   COX ENTERPRISES INCORPORATED++                                      7.88         09/15/2010             5,336,933
     3,000,000   ECHOSTAR DBS CORPORATION                                            6.38         10/01/2011             3,097,500
     3,270,000   HISTORIC TW INCORPORATED                                            9.13         01/15/2013             3,826,001
     4,000,000   REED ELSEVIER CAPITAL INCORPORATED                                  6.75         08/01/2011             4,211,044
     4,100,000   TIME WARNER CABLE INCORPORATED                                      5.40         07/02/2012             4,398,771
     4,713,000   VIACOM INCORPORATED                                                 5.75         04/30/2011             4,833,691
                                                                                                                        34,580,182
                                                                                                                ------------------
MULTILINE RETAIL: 1.27%
     3,000,000   FEDERATED RETAIL HOLDINGS INCORPORATED                              5.35         03/15/2012             3,097,500
     5,630,000   KOHLS CORPORATION                                                   7.38         10/15/2011             5,990,894
     2,000,000   MACY'S RETAIL HOLDINGS INCORPORATED                                10.63         11/01/2010             2,045,000
     3,019,000   TARGET CORPORATION                                                  5.88         03/01/2012             3,240,045
                                                                                                                        14,373,439
                                                                                                                ------------------
SPECIALTY RETAIL: 0.28%
     3,000,000   STAPLES INCORPORATED                                                7.75         04/01/2011             3,113,652
                                                                                                                ------------------
CONSUMER STAPLES: 4.95%
BEVERAGES: 1.29%
     3,000,000   ANHEUSER BUSCH INBEV WORLDWIDE INCORPORATED++                       1.27         03/26/2013             3,002,244
     2,495,000   ANHEUSER BUSCH INBEV WORLDWIDE INCORPORATED                         3.00         10/15/2012             2,574,378

                     Wells Fargo Advantage Income Funds 131


Portfolio of Investments--August 31, 2010

ULTRA SHORT-TERM INCOME FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
BEVERAGES (continued)
$    6,000,000   DR PEPPER SNAPPLE GROUP INCORPORATED                                1.70%        12/21/2011    $        6,051,384
     2,750,000   GRAND METRO INVESTMENT CORPORATION                                  9.00         08/15/2011             2,964,676
                                                                                                                        14,592,682
                                                                                                                ------------------
FOOD & STAPLES RETAILING: 3.14%
     2,982,020   CVS CAREMARK CORPORATION++                                          7.77         01/10/2012             3,175,851
     4,000,000   HJ HEINZ COMPANY++                                                 15.59         12/01/2020             4,739,680
     5,832,000   KRAFT FOODS INCORPORATED                                            5.63         11/01/2011             6,144,064
     6,825,000   SAFEWAY INCORPORATED                                                6.50         03/01/2011             7,003,481
     4,223,000   SARA LEE CORPORATION                                                6.25         09/15/2011             4,445,666
     5,000,000   UNILEVER CAPITAL CORPORATION                                        7.13         11/01/2010             5,054,935
     5,000,000   WRIGLEY WM JR COMPANY++                                             2.45         06/28/2012             5,041,750
                                                                                                                        35,605,427
                                                                                                                ------------------
TOBACCO: 0.52%
     5,500,000   UST INCORPORATED                                                    6.63         07/15/2012             5,940,726
                                                                                                                ------------------
ENERGY: 3.39%
OIL, GAS & CONSUMABLE FUELS: 3.39%
     5,000,000   CENTERPOINT ENERGY RESOURCES CORPORATION                            7.75         02/15/2011             5,151,455
     3,000,000   CONSOL ENERGY INCORPORATED                                          7.88         03/01/2012             3,225,000
     4,362,000   DEVON FINANCING CORPORATION                                         6.88         09/30/2011             4,639,345
     3,000,000   EL PASO CORPORATION                                                 7.00         05/15/2011             3,081,585
     2,000,000   ENERGY TRANSFER PARTNERS LP                                         5.65         08/01/2012             2,116,596
     3,000,000   ENTERPRISE PRODUCTS PARTNERS OPERATING LP                           7.50         02/01/2011             3,077,673
     4,039,000   KINDER MORGAN ENERGY PARTNERS                                       6.75         03/15/2011             4,158,631
     3,130,000   PLAINS ALL AMERICAN PIPELINE LP PAA FINANCE CORPORATION             7.75         10/15/2012             3,492,936
     3,000,000   VALERO ENERGY CORPORATION<<                                         6.88         04/15/2012             3,230,703
     2,020,000   WEATHERFORD INTERNATIONAL INCORPORATED                              5.95         06/15/2012             2,158,208
     3,640,000   XTO ENERGY INCORPORATED                                             6.25         04/15/2013             4,127,545
                                                                                                                        38,459,677
                                                                                                                ------------------
FINANCIALS: 11.18%
COMMERCIAL BANKS: 1.15%
       665,000   BB&T CORPORATION                                                    3.85         07/27/2012               696,567
     1,925,000   HUDSON UNITED BANK MAHWAH                                           7.00         05/15/2012             2,044,858
     3,000,000   KEY BANK NA                                                         5.50         09/17/2012             3,197,958
     2,000,000   PNC FUNDING CORPORATION+/-                                          0.62         01/31/2012             1,993,858
     2,100,000   PNC FUNDING CORPORATION+/-                                          0.73         04/01/2012             2,109,574
     3,000,000   STATE STREET BANK & TRUST COMPANY+/-                                0.74         09/15/2011             3,008,112
                                                                                                                        13,050,927
                                                                                                                ------------------
DIVERSIFIED FINANCIAL SERVICES: 5.40%
     4,265,000   AMERICAN EXPRESS CREDIT CORPORATION+/-                              0.45         10/04/2010             4,265,073
     1,500,000   AMERICAN EXPRESS TRAVEL+/-                                          0.51         06/01/2011             1,486,470
     4,000,000   AMERICAN HONDA FINANCIAL CORPORATION++                              2.38         03/18/2013             4,086,172
     2,700,000   BANK OF NEW YORK MELLON CORPORATION+/-                              0.69         06/29/2012             2,713,738
     5,000,000   COUNTRYWIDE HOME LOANS INCORPORATED                                 4.00         03/22/2011             5,091,225
     1,203,000   GENERAL ELECTRIC CAPITAL CORPORATION                                5.20         02/01/2011             1,226,414
     8,500,000   GENERAL ELECTRIC CAPITAL CORPORATION+/-                             0.66         06/12/2012             8,325,742
     5,000,000   HSBC FINANCE CORPORATION                                            5.70         06/01/2011             5,171,480
     3,821,000   JEFFERIES GROUP INCORPORATED                                        7.75         03/15/2012             4,112,837
     5,000,000   JPMORGAN CHASE & COMPANY+/-                                         0.96         02/26/2013             5,008,585
     8,500,000   JPMORGAN CHASE & COMPANY SERIES 3+/-                                0.79         12/26/2012             8,562,679

                     132 Wells Fargo Advantage Income Funds


                                       Portfolio of Investments--August 31, 2010

ULTRA SHORT-TERM INCOME FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
DIVERSIFIED FINANCIAL SERVICES (continued)
$    1,500,000   MASS MUTUAL GLOBAL FUNDING II++                                     3.63%        07/16/2012    $        1,565,805
     6,000,000   MORGAN STANLEY                                                      3.25         12/01/2011             6,209,448
       300,000   SAN MANUEL ENTERTAINMENT AUTHORITY SERIES 04-B+/-++                 1.95         12/01/2010               299,709
     3,000,000   WILLIAMS COMPANIES INCORPORATED++                                   6.38         10/01/2010             3,009,096
                                                                                                                        61,134,473
                                                                                                                ------------------
INSURANCE: 1.96%
     5,000,000   BERKSHIRE HATHAWAY INCORPORATED+/-                                  0.83         02/11/2013             5,023,780
     3,715,000   GENWORTH LIFE INSTITUTIONAL FUNDING TRUST++                         5.88         05/03/2013             3,906,843
     5,000,000   METROPOLITAN LIFE GLOBAL FUNDING I SENIOR NOTES+/-++                0.93         07/13/2011             5,009,190
     3,000,000   PRUDENTIAL FINANCIAL INCORPORATED                                   5.10         12/14/2011             3,136,584
     5,000,000   UNUMPROVIDENT CORPORATION                                           7.63         03/01/2011             5,152,190
                                                                                                                        22,228,587
                                                                                                                ------------------
REAL ESTATE INVESTMENT TRUSTS: 2.67%
     1,000,000   HCP INCORPORATED                                                    5.63         02/28/2013             1,057,146
     3,137,000   HEALTHCARE REALTY TRUST INCORPORATED                                8.13         05/01/2011             3,264,814
     4,501,000   HRPT PROPERTIES TRUST+/-                                            1.14         03/16/2011             4,485,881
     4,337,000   NATIONWIDE HEALTH PROPERTIES INCORPORATED                           6.50         07/15/2011             4,518,811
     2,500,000   PROLOGIS TRUST                                                      5.25         11/15/2010             2,501,603
     5,000,000   VENTAS REALTY LIMITED PARTNERSHIP                                   9.00         05/01/2012             5,291,900
     3,480,000   WASHINGTON REAL ESTATE INVESTMENT TRUST                             5.95         06/15/2011             3,582,382
     5,500,000   WESTFIELD CAPITAL CORPORATION++                                     4.38         11/15/2010             5,539,089
                                                                                                                        30,241,626
                                                                                                                ------------------
HEALTH CARE: 3.13%
HEALTH CARE EQUIPMENT & SUPPLIES: 1.00%
     4,000,000   BOSTON SCIENTIFIC CORPORATION                                       4.25         01/12/2011             4,035,632
     3,000,000   FRESENIUS MEDICAL CARE CAPITAL TRUST IV                             7.88         06/15/2011             3,090,000
     4,000,000   HOSPIRA INCORPORATED                                                5.55         03/30/2012             4,245,084
                                                                                                                        11,370,716
                                                                                                                ------------------
HEALTH CARE PROVIDERS & SERVICES: 1.84%
     2,300,000   AETNA INCORPORATED                                                  5.75         06/15/2011             2,387,826
     4,000,000   CIGNA CORPORATION                                                   6.38         10/15/2011             4,210,428
     4,000,000   COVENTRY HEALTH CARE INCORPORATED                                   5.88         01/15/2012             4,160,736
     4,000,000   UNITEDHEALTH GROUP INCORPORATED+/-                                  1.72         02/07/2011             4,023,564
     6,000,000   WELLPOINT INCORPORATED                                              5.00         01/15/2011             6,090,552
                                                                                                                        20,873,106
                                                                                                                ------------------
PHARMACEUTICALS: 0.29%
     3,000,000   MCKESSON CORPORATION                                                7.75         02/01/2012             3,262,935
                                                                                                                ------------------
INDUSTRIALS: 2.31%
AEROSPACE & DEFENSE: 0.37%
     4,000,000   BAE SYSTEMS HOLDINGS INCORPORATED++                                 6.40         12/15/2011             4,229,652
                                                                                                                ------------------
BUILDING PRODUCTS: 0.32%
     3,500,000   BLACK & DECKER CORPORATION                                          7.13         06/01/2011             3,655,022
                                                                                                                ------------------
COMMERCIAL SERVICES & SUPPLIES: 0.54%
     5,972,000   ALLIED WASTE NORTH AMERICA INCORPORATED SERIES B                    5.75         02/15/2011             6,087,104
                                                                                                                ------------------

                     Wells Fargo Advantage Income Funds 133


Portfolio of Investments--August 31, 2010

ULTRA SHORT-TERM INCOME FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
ELECTRICAL EQUIPMENT: 0.42%
$    4,500,000   AGILENT TECHNOLOGIES INCORPORATED                                   4.45%        09/14/2012    $        4,737,407
                                                                                                                ------------------
TRANSPORTATION INFRASTRUCTURE: 0.66%
     4,180,000   CSX CORPORATION                                                     6.75         03/15/2011             4,304,263
     3,091,000   RYDER SYSTEM INCORPORATED                                           5.95         05/02/2011             3,185,835
                                                                                                                         7,490,098
                                                                                                                ------------------
INFORMATION TECHNOLOGY: 0.29%
COMPUTERS & PERIPHERALS: 0.29%
     3,000,000   HEWLETT-PACKARD COMPANY+/-                                          1.35         05/27/2011             3,024,252
       265,000   HEWLETT-PACKARD COMPANY                                             2.95         08/15/2012               275,360
                                                                                                                         3,299,612
                                                                                                                ------------------
MATERIALS: 1.21%
CHEMICALS: 0.44%
     1,720,000   DOW CHEMICAL COMPANY                                                6.13         02/01/2011             1,747,535
     3,095,000   MOSAIC COMPANY SENIOR NOTES++                                       7.38         12/01/2014             3,234,427
                                                                                                                         4,981,962
                                                                                                                ------------------
METALS & MINING: 0.77%
     3,270,000   TECK COMINCO INCORPORATED                                           7.00         09/15/2012             3,517,039
     5,000,000   XSTRADA CANADA CORPORATION                                          8.38         02/15/2011             5,152,725
                                                                                                                         8,669,764
                                                                                                                ------------------
TELECOMMUNICATION SERVICES: 2.25%
DIVERSIFIED TELECOMMUNICATION SERVICES: 1.24%
     3,000,000   QWEST CORPORATION                                                   7.88         09/01/2011             3,168,750
     3,000,000   QWEST CORPORATION+/-                                                3.79         06/15/2013             3,075,000
     2,500,000   SPRINT CAPITAL CORPORATION                                          7.63         01/30/2011             2,543,750
     5,000,000   VERIZON NEW ENGLAND INCORPORATED                                    6.50         09/15/2011             5,274,770
                                                                                                                        14,062,270
                                                                                                                ------------------
WIRELESS TELECOMMUNICATION SERVICES: 1.01%
       665,000   CELLCO PARTNERSHIP                                                  3.75         05/20/2011               679,625
     4,000,000   CINGULAR WIRELESS SERVICES                                          8.13         05/01/2012             4,462,240
     4,000,000   MOTOROLA INCORPORATED                                               8.00         11/01/2011             4,265,060
     2,000,000   NEW CINGULAR WIRELESS SERVICE                                       7.88         03/01/2011             2,072,094
                                                                                                                        11,479,019
                                                                                                                ------------------
UTILITIES: 4.88%
ELECTRIC UTILITIES: 4.32%
     3,000,000   ALLEGHENY ENERGY SUPPLY++                                           8.25         04/15/2012             3,239,880
     2,500,000   AMERENENERGY GENERATING COMPANY SENIOR NOTE SERIES D                8.35         11/01/2010             2,527,415
     4,000,000   AQUILA INCORPORATED SENIOR NOTE                                     7.95         02/01/2011             4,107,728
     3,000,000   CAROLINA POWER & LIGHT COMPANY                                      6.50         07/15/2012             3,281,742
     5,000,000   COLUMBUS SOUTHERN POWER+/-                                          0.94         03/16/2012             5,003,735
     4,250,000   DOMINION RESOURCES INCORPORATED                                     4.75         12/15/2010             4,300,426
     5,000,000   GEORGIA POWER COMPANY+/-                                            0.86         03/15/2013             5,001,170
     2,400,000   NEVADA POWER COMPANY SERIES A                                       8.25         06/01/2011             2,526,158
     3,000,000   OHIO POWER COMPANY                                                  5.30         11/01/2010             3,021,381
     4,348,000   PACIFIC GAS & ELECTRIC CORPORATION                                  4.20         03/01/2011             4,424,855
     3,300,000   SCANA CORPORATION                                                   6.88         05/15/2011             3,432,739
     5,000,000   VIRGINIA ELECTRIC & POWER COMPANY                                   4.50         12/15/2010             5,055,795
     2,990,000   WISCONSIN ELECTRIC POWER COMPANY                                    6.50         04/01/2011             3,090,102
                                                                                                                        49,013,126
                                                                                                                ------------------

                     134 Wells Fargo Advantage Income Funds


                                       Portfolio of Investments--August 31, 2010

ULTRA SHORT-TERM INCOME FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
GAS UTILITIES: 0.56%
$    6,179,000   PEOPLES ENERGY CORPORATION                                          6.90%        01/15/2011    $        6,314,654
                                                                                                                ------------------
TOTAL CORPORATE BONDS & NOTES (COST $444,039,004)                                                                      448,619,295
                                                                                                                ------------------
YANKEE CORPORATE BONDS & NOTES: 10.80%
CONSUMER DISCRETIONARY: 0.39%
MULTILINE RETAIL: 0.39%
     4,000,000   WESFARMERS LIMITED++                                                7.00         04/10/2013             4,417,792
                                                                                                                ------------------
CONSUMER STAPLES: 0.51%
BEVERAGES: 0.33%
     3,700,000   MOLSON COORS CAPITAL FINANCE ULC                                    4.85         09/22/2010             3,708,806
                                                                                                                ------------------
FOOD & STAPLES RETAILING: 0.18%
     2,000,000   WOOLWORTHS LIMITED++                                                5.25         11/15/2011             2,081,858
                                                                                                                ------------------
ENERGY: 0.51%
OIL, GAS & CONSUMABLE FUELS: 0.51%
     3,000,000   HUSKY ENERGY INCORPORATED                                           6.25         06/15/2012             3,241,164
     2,315,000   WESTERN OIL SANDS INCORPORATED                                      8.38         05/01/2012             2,558,045
                                                                                                                         5,799,209
                                                                                                                ------------------
FINANCIALS: 5.28%
COMMERCIAL BANKS: 4.55%
     3,500,000   ANZ NATIONAL (INTERNATIONAL) LIMITED++                              2.38         12/21/2012             3,546,802
     6,000,000   AUSTRALIA & NEW ZEALAND BANKING GROUP LIMITED+/-++                  0.82         06/18/2012             6,010,686
     4,000,000   BANCO SANTANDER CHILE++                                             2.88         11/13/2012             4,057,888
     5,000,000   BANK OF TOKYO MITSUBISHI UFJ LIMITED++                              2.60         01/22/2013             5,115,725
     3,000,000   BARCLAYS BANK PLC                                                   2.50         01/23/2013             3,054,678
     4,500,000   COMMONWEALTH BANK OF AUSTRALIA+/-++                                 1.09         03/19/2013             4,496,535
     6,000,000   COMMONWEALTH BANK OF AUSTRALIA+/-                                   0.96         07/23/2014             6,036,854
     7,000,000   EUROPEAN INVESTMENT BANK                                            2.63         11/15/2011             7,183,260
     4,000,000   ROYAL BANK SCOTLAND PLC++                                           1.45         10/20/2011             4,028,968
     3,000,000   WESTPAC BANKING CORPORATION                                         2.25         11/19/2012             3,051,681
     5,000,000   WESTPAC BANKING CORPORATION+/-++                                    0.73         12/14/2012             5,002,200
                                                                                                                        51,585,277
                                                                                                                ------------------
DIVERSIFIED FINANCIAL SERVICES: 0.73%
     5,000,000   ABBEY NATIONAL TREASURY SERVICES PLC+/-                             0.60         08/16/2011             4,983,999
     3,233,000   HUTCHISON WHAMPOA INTERNATIONAL++                                   7.00         02/16/2011             3,316,861
                                                                                                                         8,300,860
                                                                                                                ------------------
HEALTH CARE: 0.44%
HEALTH CARE EQUIPMENT & SUPPLIES: 0.44%
     4,910,000   COVIDIEN INTERNATIONAL FINANCE                                      5.15         10/15/2010             4,936,023
                                                                                                                ------------------
INDUSTRIALS: 0.37%
BUILDING PRODUCTS: 0.37%
     3,830,000   TYCO ELECTRONICS GROUP SA                                           6.00         10/01/2012             4,144,688
                                                                                                                ------------------
MATERIALS: 0.39%
METALS & MINING: 0.39%
     4,290,000   RIO TINTO ALCAN INCORPORATED                                        6.45         03/15/2011             4,416,332
                                                                                                                ------------------

                     Wells Fargo Advantage Income Funds 135


Portfolio of Investments--August 31, 2010

ULTRA SHORT-TERM INCOME FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
TELECOMMUNICATION SERVICES: 2.91%
DIVERSIFIED TELECOMMUNICATION SERVICES: 2.47%
$    7,000,000   BRITISH TELECOMMUNICATIONS PLC                                      9.38%        12/15/2010    $        7,155,953
     5,000,000   DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                           5.38         03/23/2011             5,131,265
     3,449,000   ROYAL KPN NV                                                        8.00         10/01/2010             3,469,004
     2,500,000   TELECOM ITALIA CAPITAL                                              4.88         10/01/2010             2,508,063
     2,000,000   TELECOM ITALIA CAPITAL+/-                                           0.95         02/01/2011             1,993,634
     3,145,000   TELEFONICA EMISIONES SAU                                            2.58         04/26/2013             3,188,099
     4,500,000   TELEFONICA EUROPE BV                                                7.75         09/15/2010             4,507,074
                                                                                                                        27,953,092
                                                                                                                ------------------
WIRELESS TELECOMMUNICATION SERVICES: 0.44%
     5,000,000   VODAFONE GROUP PLC+/-                                               0.88         06/15/2011             5,008,205
                                                                                                                ------------------
TOTAL YANKEE CORPORATE BONDS & NOTES (COST $121,434,273)                                                               122,352,142
                                                                                                                ------------------
YANKEE GOVERNMENT BONDS: 1.08%
     8,000,000   KOMMUNALBANKEN AS                                                   3.25         06/15/2011             8,177,024
     4,000,000   PROVINCE OF ONTARIO CANADA                                          3.38         05/20/2011             4,086,300
TOTAL YANKEE GOVERNMENT BONDS (COST $12,214,870)                                                                        12,263,324
                                                                                                                ------------------
MUNICIPAL BONDS & NOTES: 3.80%
CALIFORNIA: 0.77%
     5,580,000   FRESNO COUNTY CA (MISCELLANEOUS REVENUE, NATL-RE FGIC
                 INSURED)                                                            6.27         08/15/2011             5,786,293
     2,900,000   SAN FRANCISCO CA INTERNATIONAL AIRPORT SERIES E (PORT,
                 AIRPORT & MARINA REVENUE)                                           1.87         05/01/2012             2,911,716
                                                                                                                         8,698,009
                                                                                                                ------------------
FLORIDA: 0.44%
     4,961,250   EDUCATIONAL FUNDING OF THE SOUTH INCORPORATED (STUDENT LOAN
                 REVENUE, GTD STUDENT LOAN INSURED)+/-ss                             0.79         09/02/2013             4,959,661
                                                                                                                ------------------
GEORGIA: 0.11%
     1,175,000   GEORGIA MUNICIPAL GAS AUTHORITY TAXABLE GAS PORTFOLIO III
                 SERIES F (UTILITIES REVENUE)                                        3.07         08/01/2011             1,189,641
                                                                                                                ------------------
LOUISIANA: 0.35%
     4,000,000   STATE OF LOUISIANA (GAS & FUELS TAX REVENUE)+/-ss                   2.97         05/01/2043             4,006,040
                                                                                                                ------------------
NEW YORK: 0.78%
     1,785,000   BABYLON NY INDUSTRIAL DEVELOPMENT AGENCY TAXABLE COVANTA
                 BABYLON SERIES B (IDR)                                              4.67         01/01/2012             1,841,370
     4,065,000   NEW YORK NY SERIES F (PROPERTY TAX REVENUE)+/-ss                    1.10         01/15/2012             4,051,951
     2,995,000   ONONDAGA COUNTY NY (LEASE REVENUE)                                  3.50         04/01/2013             2,997,246
                                                                                                                         8,890,567
                                                                                                                ------------------
OKLAHOMA: 0.20%
       500,000   OKLAHOMA COUNTY OK FINANCE AUTHORITY (LEASE REVENUE)                1.93         11/01/2011               502,040
     1,725,000   OKLAHOMA COUNTY OK FINANCE AUTHORITY (LEASE REVENUE)                2.33         11/01/2012             1,740,318
                                                                                                                         2,242,358
                                                                                                                ------------------
OREGON: 0.38%
     4,500,000   OREGON SCHOOL BOARD ASSOCIATION (OTHER REVENUE, NATL- RE
                 FGIC INSURED)##                                                     1.84         06/30/2012             4,350,195
                                                                                                                ------------------
PENNSYLVANIA: 0.63%
     7,200,000   HARRISBURG PA AUTHORITY RESOURCE RECOVERY FACILITY TAXABLE
                 CAPITAL APPRECIATION LIMITED OBLIGATION SERIES D (RESOURCE
                 RECOVERY REVENUE)##                                                 5.50         12/15/2010             7,086,384
                                                                                                                ------------------

                     136 Wells Fargo Advantage Income Funds


                                       Portfolio of Investments--August 31, 2010

ULTRA SHORT-TERM INCOME FUND

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
VIRGIN ISLANDS: 0.14%
$    1,590,000   VIRGIN ISLANDS PFA SERIES A2 (OTHER REVENUE)                        3.00%        10/01/2010    $        1,591,717
                                                                                                                ------------------
TOTAL MUNICIPAL BONDS & NOTES (COST $42,748,254)                                                                        43,014,572
                                                                                                                ------------------
US TREASURY SECURITIES: 7.00%
US TREASURY NOTES: 7.00%
    24,900,000   US TREASURY NOTE                                                    0.88         02/28/2011            24,981,697
    16,760,000   US TREASURY NOTE                                                    0.88         03/31/2011            16,822,196
    18,700,000   US TREASURY NOTE<<                                                  0.88         04/30/2011            18,778,895
    18,700,000   US TREASURY NOTE                                                    0.88         05/31/2011            18,787,666
                                                                                                                        79,370,454
                                                                                                                ------------------
TOTAL US TREASURY SECURITIES (COST $79,343,245)
TERM LOANS: 0.68%
     4,000,000   DAVITA INCORPORATED TERM LOAN                                       1.81         10/05/2012             3,934,560
     3,846,051   GEORGIA PACIFIC CORPORATION TERM LOAN                               2.50         12/21/2012             3,792,783
TOTAL TERM LOANS (COST $7,767,896)                                                                                       7,727,343
                                                                                                                ------------------
SHORT-TERM INVESTMENTS: 8.81%
CORPORATE BONDS & NOTES: 0.05%
       240,392   GRYPHON FUNDING LIMITED(v)(i)(a)                                    0.00         08/05/2011                97,789
       753,337   VFNC CORPORATION(v)+/-(i)(a)++                                      0.33         09/29/2011               423,287
                                                                                                                           521,076
                                                                                                                ------------------

    SHARES                                                                          YIELD
--------------                                                                  -------------
INVESTMENT COMPANIES: 8.68%
    97,539,380   WELLS FARGO ADVANTAGE MONEY MARKET TRUST(l)(u)                      0.29                               97,539,380
       878,495   WELLS FARGO SECURITIES LENDING CASH INVESTMENTS,
                 LLC(v)(l)(u)                                                        0.31                                  878,495
                                                                                                                        98,417,875
                                                                                                                ------------------

                                                                                INTEREST RATE
                                                                                -------------
US TREASURY BILLS: 0.08%
       900,000   U.S. TREASURY BILLS###                                              0.12         09/23/2010               899,933
                                                                                                                ------------------
TOTAL SHORT-TERM INVESTMENTS (COST $99,690,813)                                                                         99,838,884
                                                                                                                ------------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $1,131,543,068)*                                              97.54%                                        1,105,468,678
OTHER ASSETS AND LIABILITIES, NET                                       2.46                                            27,926,446
                                                                      ------                                    ------------------
TOTAL NET ASSETS                                                      100.00%                                   $    1,133,395,124
                                                                      ------                                    ------------------

                     Wells Fargo Advantage Income Funds 137


Portfolio of Investments--August 31, 2010

ULTRA SHORT-TERM INCOME FUND

----------
(v) Security represents investment of cash collateral received from securities on loan.

+/-  Variable rate investments.

(i)  Illiquid security for which the designation as illiquid is unaudited.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

<<   All or a portion of this security is on loan.

(l)  Investment in an affiliate.

ss These securities are subject to a demand feature which reduces the effective maturity.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

##   Zero coupon security. Rate represents yield to maturity.

(c) Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.

(w) This security is a structured note which generates income based on a coupon formula (-1,500 * 1 month LIBOR + 15,573.5%) and the prepayment behavior of the underlying collateral. The coupon is subject to a mandatory cap of 15,573.5% and a mandatory floor of 11%. The current interest rate is (-1500*0.25781%)+15,573.5% = 15,186.79%.

#    Security pledged as collateral for futures transactions.

(u)  Rate shown is the 7-day annualized yield at period end.

* Cost for federal income tax purposes is $1,131,838,381 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $ 11,712,522
Gross unrealized depreciation    (38,082,225)
                                ------------
Net unrealized depreciation     $(26,369,703)

The accompanying notes are an integral part of these financial statements.

                     138 Wells Fargo Advantage Income Funds


                           Statements of Assets and Liabilities--August 31, 2010


                                                                               Adjustable Rate      Government
                                                                               Government Fund   Securities Fund
                                                                               ---------------   ---------------
ASSETS
   Investments
      In unaffiliated securities (including securities on loan), at value ..   $1,099,047,705    $2,595,139,493
      In affiliated securities, at value ...................................       33,717,580       668,485,038
                                                                               --------------    --------------
   Total investments, at value (see cost below) ............................    1,132,765,285     3,263,624,531
   Cash ....................................................................                0            31,215
   Receivable for securities sold ..........................................        2,469,127       115,493,045
   Principal paydown receivable ............................................                0           958,265
   Receivable for Fund shares sold .........................................        2,637,716         2,687,249
   Receivable for interest .................................................        3,705,191         9,623,826
   Receivable for daily variation margin on open futures contracts .........                0           393,868
   Receivable for securities lending income ................................                0            18,880
   Prepaid expenses and other assets .......................................          182,666           131,932
                                                                               --------------    --------------
Total assets ...............................................................    1,141,759,985     3,392,962,811
                                                                               --------------    --------------
LIABILITIES
   Dividends payable .......................................................          576,220         1,146,370
   Payable for investments purchased .......................................       26,343,618       751,689,312
   Payable for Fund shares redeemed ........................................        1,587,648         8,895,337
   Payable upon receipt of securities loaned ...............................                0       186,678,845
   Payable for daily variation margin on open futures contracts ............                0                 0
   Advisory fee payable ....................................................          221,445           666,485
   Distribution fees payable ...............................................          259,056            44,345
   Due to other related parties ............................................          304,590           398,637
   Accrued expenses and other liabilities ..................................          430,457           892,259
                                                                               --------------    --------------
Total liabilities ..........................................................       29,723,034       950,411,590
                                                                               --------------    --------------
TOTAL NET ASSETS ...........................................................   $1,112,036,951    $2,442,551,221
                                                                               --------------    --------------
NET ASSETS CONSIST OF
   Paid-in capital .........................................................   $1,435,516,446    $2,424,694,474
   Undistributed (overdistributed) net investment income ...................         (754,335)        2,127,184
   Accumulated net realized gains or losses on investments .................     (335,888,523)      (81,006,056)
   Net unrealized gains (losses) on investments ............................       13,163,363        96,735,619
                                                                               --------------    --------------
TOTAL NET ASSETS ...........................................................   $1,112,036,951    $2,442,551,221
                                                                               --------------    --------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
   Net assets - Class A ....................................................   $  353,453,387    $  326,800,103
   Shares outstanding - Class A ............................................       38,749,786        29,277,296
   Net asset value per share - Class A .....................................   $         9.12    $        11.16
   Maximum offering price per share - Class A ..............................   $         9.31(2) $        11.69(3)
   Net assets - Class B ....................................................   $   50,228,951    $   11,494,940
   Shares outstanding - Class B ............................................        5,506,650         1,030,001
   Net asset value per share - Class B .....................................   $         9.12    $        11.16
   Net assets - Class C ....................................................   $  340,278,144    $   59,579,595
   Shares outstanding - Class C ............................................       37,305,331         5,338,243
   Net asset value per share - Class C .....................................   $         9.12    $        11.16
   Net assets - Administrator Class ........................................   $       10,034    $  366,429,948
   Shares outstanding - Administrator Class ................................            1,100        32,832,209
   Net asset value per share - Administrator Class .........................   $         9.12    $        11.16
   Net assets - Institutional Class ........................................   $  368,066,435    $  531,890,163
   Shares outstanding - Institutional Class ................................       40,352,150        47,691,982
   Net asset value per share - Institutional Class .........................   $         9.12    $        11.15
   Net assets - Investor Class .............................................               NA    $1,146,356,472
   Shares outstanding - Investor Class .....................................               NA       102,636,862
   Net asset value per share - Investor Class ..............................               NA    $        11.17
                                                                               --------------    --------------
Total investments, at cost .................................................   $1,119,601,922    $3,167,819,337
                                                                               --------------    --------------
Securities on loan, at value ...............................................   $            0    $  182,992,715
                                                                               --------------    --------------

----------
(1.) Each Fund has an unlimited amount of authorized shares.

(2.) Maximum offering price is computed as 100/98 of net asset value. On investments of $50,000 or more, the offering price is reduced.

(3.) Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

(4.) Maximum offering price is computed as 100/97 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

                     Wells Fargo Advantage Income Funds 139


Statements of Assets and Liabilities--August 31, 2010

                                                 Short Duration                                          Ultra
    High          High Yield      Income Plus      Government       Short-Term     Short-Term High    Short-Term
 Income Fund       Bond Fund         Fund           Bond Fund        Bond Fund     Yield Bond Fund    Income Fund
------------    -------------    ------------    --------------    ------------    ---------------  --------------


$638,216,111    $ 459,400,608    $610,175,152    $1,298,062,843    $594,322,566    $ 411,152,565    $1,007,050,803
  33,651,605       34,111,106     160,422,546       243,115,980      35,903,663       43,278,094        98,417,875
------------    -------------    ------------    --------------    ------------    -------------    --------------
 671,867,716      493,511,714     770,597,698     1,541,178,823     630,226,229      454,430,659     1,105,468,678
           0               45          10,706                 0               0        4,105,000                 0
      87,290        9,027,580      18,423,416        11,070,398         693,410       14,989,230         1,005,000
           0                0           3,237           997,479               0            6,800                 0
     802,034          525,145         738,587         1,764,788         869,182        1,699,405        21,164,859
  12,375,295        7,449,590       5,230,059         4,309,879       5,046,784        6,109,105         9,738,764
           0                0          79,297                 0           1,331                0                 0
           0                0           3,730            14,071             527                0                 0
      71,426          242,526         226,868           109,590          62,735           87,449           109,253
------------    -------------    ------------    --------------    ------------    -------------    --------------
 685,203,761      510,756,600     795,313,598     1,559,445,028     636,900,198      481,427,648     1,137,486,554
------------    -------------    ------------    --------------    ------------    -------------    --------------

   1,434,540        1,009,138               0           357,929         328,486          515,352           274,765
           0       22,785,772     127,041,352       100,484,682               0       29,269,333                 0
   1,701,167          627,259         774,317         3,462,096         498,341        1,334,198         1,784,464
   1,942,500          213,500      23,858,614       191,207,500      15,450,000          171,275         1,251,500
           0                0               0                 0               0                0            11,048
     217,464          244,300         215,760           283,994         160,554          144,192           192,679
      22,831          106,080          22,515            45,859           8,370           22,403            13,393
      88,215          157,021         103,496           164,091          78,558           67,678           178,237
      99,746          235,446         389,086           179,237         130,465           93,182           385,344
------------    -------------    ------------    --------------    ------------    -------------    --------------
   5,506,463       25,378,516     152,405,140       296,185,388      16,654,774       31,617,613         4,091,430
------------    -------------    ------------    --------------    ------------    -------------    --------------
$679,697,298    $ 485,378,084    $642,908,458    $1,263,259,640    $620,245,424    $ 449,810,035    $1,133,395,124
------------    -------------    ------------    --------------    ------------    -------------    --------------

$695,167,281    $ 574,528,558    $668,265,653    $1,245,651,410    $621,843,825    $ 444,626,473    $1,253,392,618
      64,872          304,100         468,676           352,764         204,981           (4,259)           19,299
 (35,082,186)    (103,409,759)    (48,865,474)        7,078,136      (3,053,653)      (1,486,590)      (93,675,935)
  19,547,331       13,955,185      23,039,603        10,177,330       1,250,271        6,674,411       (26,340,858)
------------    -------------    ------------    --------------    ------------    -------------    --------------
$679,697,298    $ 485,378,084    $642,908,458    $1,263,259,640    $620,245,424    $ 449,810,035    $1,133,395,124
------------    -------------    ------------    --------------    ------------    -------------    --------------

$124,730,376    $ 281,043,798    $261,227,470    $  181,951,389    $ 47,120,838    $ 235,754,208    $  208,844,571
  17,479,032       92,174,635      21,771,818        17,383,234       5,394,525       28,804,116        24,524,801
$       7.14    $        3.05    $      12.00    $        10.47    $       8.73    $        8.18    $         8.52
$       7.48(3) $        3.19(3) $      12.57(3) $        10.79(4) $       9.00(4) $        8.43(4) $         8.69(2)
$  5,451,213    $  50,671,113    $  6,139,944    $    1,548,365              NA               NA                NA
     764,219       16,617,943         511,050           147,810              NA               NA                NA
$       7.13    $        3.05    $      12.01    $        10.48              NA               NA                NA
$ 30,332,145    $ 104,954,069    $ 30,252,714    $   72,123,688    $ 14,298,742    $  36,050,052    $   21,225,631
   4,250,572       34,419,840       2,521,967         6,879,449       1,638,348        4,404,431         2,492,687
$       7.14    $        3.05    $      12.00    $        10.48    $       8.73    $        8.18    $         8.52
$     10,026    $  48,709,104    $     10,140    $  435,362,515              NA    $      60,037    $  205,587,010
       1,392       15,973,678             845        41,541,070              NA            7,336        24,230,262
$       7.20    $        3.05    $      12.00    $        10.48              NA    $        8.18    $         8.48
$197,158,327               NA    $147,102,296    $  572,273,683    $292,079,814               NA    $  260,746,979
  27,380,969               NA      12,259,619        54,603,498      33,415,600               NA        30,632,744
$       7.20               NA    $      12.00    $        10.48    $       8.74               NA    $         8.51
$322,015,211               NA    $198,175,894                NA    $266,746,030    $ 177,945,738    $  436,990,933
  44,948,021               NA      16,515,104                NA      30,548,160       21,740,838        51,297,679
$       7.16               NA    $      12.00                NA    $       8.73    $        8.18    $         8.52
------------    -------------    ------------    --------------    ------------    -------------    --------------
$652,321,263    $ 479,556,529    $747,756,145    $1,531,001,493    $628,979,628    $ 447,756,467    $1,131,543,068
------------    -------------    ------------    --------------    ------------    -------------    --------------
$  1,904,096    $     208,750    $ 23,490,802    $  187,299,013    $ 15,138,865    $     165,151    $    1,224,794
------------    -------------    ------------    --------------    ------------    -------------    --------------

                     140 Wells Fargo Advantage Income Funds


                                                        Statements of Operations

                                                  Adjustable Rate Government Fund    Government Securities Fund
                                                  -------------------------------   ---------------------------
                                                     For the                           For the
                                                  Period Ended        For the       Period Ended      For the
                                                   August 31,       Year Ended       August 31,     Year Ended
                                                   2010(1, 2)    June 30, 2010(2)      2010(3)     May 31, 2010
                                                  ------------   ----------------   ------------   ------------
INVESTMENT INCOME
   Interest ...................................    $3,261,308    $36,424,317        $16,100,094    $69,217,749
   Dividends ..................................             0              0                  0              0
   Income from affiliated securities ..........         2,190         21,188            102,480        538,194
   Securities lending income, net .............             0              0             84,120        437,736
                                                   ----------    -----------        -----------    -----------
Total investment income .......................     3,263,498     36,445,505         16,286,694     70,193,679
                                                   ----------    -----------        -----------    -----------
EXPENSES
   Advisory fee ...............................       669,549      2,544,722          2,000,584      7,225,264
   Administration fees
      Fund level ..............................       112,228      1,211,772            272,295        978,609
      Class A .................................        77,894              0            108,667        319,083
      Class B .................................        11,474              0              2,977          6,658
      Class C .................................        77,071              0             20,274         47,901
      Administrator Class .....................             1(6)          NA             78,411        265,025
      Institutional Class .....................        41,172              0             99,551        319,235
      Investor Class ..........................            NA             NA            544,593      2,496,810
      Class IS ................................            NA(7)           0                 NA             NA
   Custody fees ...............................        28,356        307,500              2,813        173,838
   Shareholder servicing fees
      Class A .................................       142,184        709,686            163,599        441,199
      Class B .................................        21,871        157,318              4,587          8,888
      Class C .................................       146,753        897,863             30,079         66,530
      Administrator Class .....................             2(6)          NA            194,259        657,993
      Investor Class ..........................         6,390              0            655,562      2,650,090
      Class IS ................................            NA        194,484(7)              NA             NA
   Accounting fees ............................         6,689              0             21,978         98,315
   Distribution fees
      Class B .................................        65,613        471,955             13,761         27,743
      Class C .................................       440,257      2,693,589             91,119        199,589
   Professional fees ..........................         8,879         94,069             12,078         56,065
   Registration fees ..........................        10,767         80,263             23,569         36,827
   Shareholder report expenses ................        14,249        134,549             59,289        420,150
   Trustees' fees .............................         2,986         44,037              2,871         14,144
   Transfer agent fees ........................        68,302      1,388,830                 NA             NA
   Other fees and expenses ....................         2,058         64,700              8,752         29,508
                                                   ----------    -----------        -----------    -----------
Total expenses ................................     1,954,745     10,995,337          4,411,668     16,539,464
                                                   ----------    -----------        -----------    -----------
LESS
   Expense reductions .........................           (34)          (262)                 0              0
   Waived fees and/or expense reimbursements ..      (192,801)             0           (147,817)      (499,199)
                                                   ----------    -----------        -----------    -----------
Net expenses ..................................     1,761,910     10,995,075          4,263,851     16,040,265
                                                   ----------    -----------        -----------    -----------
Net investment income .........................     1,501,588     25,450,430         12,022,843     54,153,414
                                                   ----------    -----------        -----------    -----------

----------
(1.) For the two months ended August 31, 2010. The Fund changed its fiscal year end from June 30 to August 31, effective August 31, 2010.

(2.) After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Adjustable Rate Fund, which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of the predecessor fund.

(3.) For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

(4.) For the four months ended August 31, 2010. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2010.

(5.) After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen High Income Fund, which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of the predecessor fund.

(6.) Administrator Class commenced operations on July 30, 2010.

(7.) Class IS shares of the predecessor fund became Class A shares on July 12, 2010.

(8.) Net of withholding taxes of $12,920 for the High Yield Bond Fund, $2,952 for the Short-Term Bond Fund and $2,119 for Ultra Short-Term Income Fund.

The accompanying notes are an integral part of these financial statements.

                     Wells Fargo Advantage Income Funds 141


Statements of Operations

      High Income Fund           High Yield Bond Fund             Income Plus Fund
---------------------------   --------------------------    ---------------------------
   For the                       For the       For the         For the
Period Ended      For the     Period Ended    Year Ended    Period Ended      For the
 August 31,     Year Ended     August 31,     April 30,      August 31,     Year Ended
   2010(3)     May 31, 2010    2010(4, 5)      2010(5)         2010(3)     May 31, 2010
------------   ------------   ------------   -----------    ------------   ------------

$13,576,883    $51,651,150    $14,022,652    $49,593,268(8)  $5,369,830    $17,517,883
          0              0        349,529      1,896,232              0              0
     21,309         46,585         14,671         21,125         83,554         81,178
      1,439         86,873              0              0          5,742         86,142
-----------    -----------    -----------    -------------   ----------    -----------
 13,599,631     51,784,608     14,386,852     51,510,625      5,459,126     17,685,203
-----------    -----------    -----------    -------------   ----------    -----------

    797,966      2,946,966        809,690      2,572,513        601,497      2,089,798

     80,680        297,067        129,772        510,279         69,403        208,980
     47,570        201,588         64,018              0         84,344        206,717
      2,235         13,056         11,419              0          1,694          4,967
     10,352         32,477         23,464              0          9,437         19,186
          1(6)          NA          6,987              0              1(6)          NA
     39,073        132,550             NA             NA         26,161         83,918
    158,489        669,661             NA             NA        100,775        425,043
         NA             NA             NA             NA             NA             NA
      1,126         52,047         38,659        197,718          2,188         33,984

     70,905        278,068        229,908        655,608        127,093        286,842
      3,349         17,825         42,534        143,794          2,587          6,899
     15,525         44,876         86,028        242,638         14,229         26,648
          2(6)          NA         17,468             NA              2(6)          NA
    189,379        696,679             NA             NA        117,983        440,070
         NA             NA             NA             NA             NA             NA
      8,263         35,655          3,005              0          6,301         23,642

     10,047         54,399        127,603        431,383          7,762         20,697
     46,576        135,322        258,085        727,913         42,688         79,944
      7,023         60,705         21,962         89,731          7,793         59,095
     25,668         58,313          5,522        102,717          6,151         48,098
     17,295         70,733         10,680         95,910          7,155         14,383
      2,853         13,847          6,497         24,188          1,295         13,816
         NA             NA        194,810        909,000             NA             NA
      3,999         13,496          4,040         42,943          2,901         13,092
-----------    -----------    -----------    -------------   ----------    -----------
  1,538,376      5,825,330      2,092,151      6,746,335      1,239,440      4,105,819
-----------    -----------    -----------    -------------   ----------    -----------

          0              0            (32)          (147)             0              0
   (194,425)      (805,561)       (25,885)       (36,506)       (55,541)      (473,822)
-----------    -----------    -----------    -------------   ----------    -----------
  1,343,951      5,019,769      2,066,234      6,709,682      1,183,899      3,631,997
-----------    -----------    -----------    -------------   ----------    -----------
 12,255,680     46,764,839     12,320,618     44,800,943      4,275,227     14,053,206
-----------    -----------    -----------    -------------   ----------    -----------

                     142 Wells Fargo Advantage Income Funds


                                                        Statements of Operations

                                                           Adjustable Rate Government Fund       Government Securities Fund
                                                         -----------------------------------  --------------------------------
                                                                For the           For the           For the          For the
                                                             Period Ended        Year Ended      Period Ended      Year Ended
                                                         August 31, 2010(1,2)  June 30, 2010  August 31, 2010(3)  May 31, 2010
                                                         --------------------  -------------  ------------------  ------------
NET REALIZED AND UNREALIZED GAINS OR LOSSES ON
   INVESTMENTS
NET REALIZED GAINS (LOSSES) FROM:
   Unaffiliated securities ............................      $  (11,209)        $(1,347,000)      $20,948,074     $ 27,080,868
   Foreign currency related transactions ..............               0                   0                 0                0
   Credit default swap transactions ...................               0                   0                 0                0
   Interest rate swap transactions ....................        (280,837)         (1,746,869)                0                0
   Futures transactions ...............................               0                   0         2,691,332        2,072,194
                                                             ----------         -----------       -----------     ------------
Net realized gains (losses) from investments ..........        (292,046)         (3,093,869)       23,639,406       29,153,062
                                                             ----------         -----------       -----------     ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON
   Unaffiliated securities ............................       3,594,633          17,639,913        34,111,633       41,411,738
   Foreign currency related transactions ..............               0                   0                 0                0
   Credit default swap transactions ...................               0                   0                 0                0
   Interest rate swap transactions ....................         270,663            (361,826)                0                0
   Futures transactions ...............................               0                   0         1,097,777         (235,021)
                                                             ----------         -----------       -----------     ------------
Net change in unrealized appreciation (depreciation) on
   investments ........................................       3,865,296          17,278,087        35,209,410       41,176,717
                                                             ----------         -----------       -----------     ------------
Net realized and unrealized gains (losses) on
   investments ........................................       3,573,250          14,184,218        58,848,816       70,329,779
                                                             ----------         -----------       -----------     ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..      $5,074,838         $39,634,648       $70,871,659     $124,483,193
                                                             ==========         ===========       ===========     ============

The accompanying notes are an integral part of these financial statements.

                     Wells Fargo Advantage Income Funds 143


Statements of Operations

        High Income Fund                  High Yield Bond Fund                   Income Plus Fund
--------------------------------  ------------------------------------  --------------------------------
      For the          For the           For the            For the           For the          For the
   Period Ended      Year Ended       Period Ended        Year Ended       Period Ended      Year Ended
August 31, 2010(3)  May 31, 2010  August 31, 2010(4,5)  April 30, 2010  August 31, 2010(3)  May 31, 2010
------------------  ------------  --------------------  --------------  ------------------  ------------



    $ 5,677,151     $24,912,275       $ 13,843,644       $ 22,917,144       $ 7,482,019     $10,972,400
              0               0             75,404           (429,677)                0               0
              0               0           (149,260)           669,308                 0               0
              0               0                  0                  0                 0               0
              0        (183,652)                 0                  0         1,000,951       1,184,705
    -----------     -----------       ------------       ------------       -----------     -----------
      5,677,151      24,728,623         13,769,788         23,156,775         8,482,970      12,157,105
    -----------     -----------       ------------       ------------       -----------     -----------

     15,369,829      20,765,601        (23,412,128)       106,311,761        12,119,230      20,407,195
              0               0            (58,504)           115,487                 0               0
              0               0                  0           (550,365)                0               0
              0               0                  0                  0                 0               0
              0         (86,872)                 0                  0           244,689        (119,132)
    -----------     -----------       ------------       ------------       -----------     -----------

     15,369,829      20,678,729        (23,470,632)       105,876,883        12,363,919      20,288,063
    -----------     -----------       ------------       ------------       -----------     -----------

     21,046,980      45,407,352         (9,700,844)       129,033,658        20,846,889      32,445,168
    -----------     -----------       ------------       ------------       -----------     -----------
    $33,302,660     $92,172,191       $  2,619,774       $173,834,601       $25,122,116     $46,498,374
    ===========     ===========       ============       ============       ===========     ===========

                     144 Wells Fargo Advantage Income Funds


                                                        Statements of Operations

                                                                  Short Duration
                                                               Government Bond Fund              Short-Term Bond Fund
                                                         --------------------------------  --------------------------------
                                                               For the          For the          For the          For the
                                                            Period Ended      Year Ended      Period Ended      Year Ended
                                                         August 31, 2010(3)  May 31, 2010  August 31, 2010(3)  May 31, 2010
                                                         ------------------  ------------  ------------------  ------------
INVESTMENT INCOME
   Interest ...........................................      $8,602,005      $27,126,109      $4,383,353(8)    $15,092,171
   Income from affiliated securities ..................           9,669          149,135          26,529            73,045
   Securities lending income, net .....................          19,517          432,438             874            16,334
                                                             ----------      -----------      ----------       -----------
Total investment income ...............................       8,631,191       27,707,682       4,410,756        15,181,550
                                                             ----------      -----------      ----------       -----------
EXPENSES
   Advisory fee .......................................       1,222,058        3,938,395         609,670         1,735,753
   Administration fees
      Fund level ......................................         161,077          511,205          77,088           217,494
      Class A .........................................          74,042          275,157          19,276            44,768
      Class B .........................................             682            5,723              NA                NA
      Class C .........................................          29,098           77,801           5,180             9,149
      Administrator Class .............................         124,747          441,549              NA                NA
      Institutional Class .............................         108,675          305,275          58,228           115,466
      Investor Class ..................................              NA               NA         139,001           599,615
   Custody fees .......................................           3,728           79,557           3,834            37,160
   Shareholder servicing fees
      Class A .........................................         106,294          349,091          28,585            60,926
      Class B .........................................           1,006            7,949              NA                NA
      Class C .........................................          43,126          107,831           7,693            12,707
      Administrator Class .............................         297,431          986,556              NA                NA
      Investor Class ..................................              NA               NA         166,608           650,097
   Accounting fees ....................................          12,438           55,586           6,507            29,249
   Distribution fees
      Class B .........................................           3,018           23,846              NA                NA
      Class C .........................................         129,378          324,169          23,078            38,121
   Professional fees ..................................          11,482           54,265          12,228            53,924
   Registration fees ..................................           8,822           40,537          11,343            60,623
   Shareholder report expenses ........................          27,726          129,469          15,123            45,413
   Trustees' fees .....................................           2,666           13,082           2,666            13,082
   Other fees and expenses ............................           3,558           12,851           2,584            10,463
                                                             ----------      -----------      ----------       -----------
Total expenses ........................................       2,371,052        7,739,894       1,188,692         3,734,010
                                                             ----------      -----------      ----------       -----------
LESS
   Waived fees and/or expense reimbursements ..........        (402,521)      (1,446,094)       (138,211)         (547,488)
Net expenses ..........................................       1,968,531        6,293,800       1,050,481         3,186,522
                                                             ----------      -----------      ----------       -----------
Net investment income .................................       6,662,660       21,413,882       3,360,275        11,995,028
                                                             ----------      -----------      ----------       -----------

The accompanying notes are an integral part of these financial statements.

                     Wells Fargo Advantage Income Funds 145


Statements of Operations

 Short-Term High Yield Bond Fund    Ultra Short-Term Income Fund
--------------------------------  --------------------------------
     For the           For the          For the          For the
   Period Ended      Year Ended      Period Ended      Year Ended
August 31, 2010(3)  May 31, 2010  August 31, 2010(3)  May 31, 2010
------------------  ------------  ------------------  ------------

   $6,296,092      $21,243,044      $6,045,652(8)    $20,460,663
       22,350           52,615          79,263           108,623
          658            7,626               0             4,984
   ----------      -----------      ----------       -----------
    6,319,100       21,303,285       6,124,915        20,574,270
   ----------      -----------      ----------       -----------

      533,990        1,680,875       1,006,445         2,846,545

       53,399          168,087         130,501           362,873
       94,562          288,823          75,529           198,585
           NA               NA              NA                NA
       14,530           43,510           8,033            21,323
            3(6)            NA          35,285            75,038
           NA               NA          51,203            70,199
       87,300          348,555         232,738         1,013,810
        1,555           28,554           2,238            53,781

      140,148          390,245         112,272           272,223
           NA               NA              NA                NA
       21,531           60,219          11,975            29,287
            7(6)            NA          82,393           160,479
      105,309          355,792         277,924         1,096,075
        4,458           23,347          11,042            36,920

           NA               NA              NA                NA
       64,593          181,291          35,925            88,848
       12,228           45,358          12,177            59,367
       12,603           48,706          17,198            76,366
        6,301           30,631          16,615           122,576
        2,666           10,718           2,873            14,565
        1,494            5,030           3,880            13,925
   ----------      -----------      ----------       -----------
    1,156,677        3,709,741       2,126,246         6,612,785
   ----------      -----------      ----------       -----------

     (210,207)        (729,645)       (495,148)       (1,642,905)
      946,470        2,980,096       1,631,098         4,969,880
   ----------      -----------      ----------       -----------
    5,372,630       18,323,189       4,493,817        15,604,390
   ----------      -----------      ----------       -----------

                     146 Wells Fargo Advantage Income Funds


                                                        Statements of Operations

                                                                   Short Duration
                                                               Government Bond Fund              Short-Term Bond Fund
                                                         --------------------------------  --------------------------------
                                                               For the          For the          For the          For the
                                                            Period Ended      Year Ended      Period Ended      Year Ended
                                                         August 31, 2010(3)  May 31, 2010  August 31, 2010(3)  May 31, 2010
                                                         ------------------  ------------  ------------------  ------------
NET REALIZED AND UNREALIZED GAINS OR LOSSES ON
   INVESTMENTS
NET REALIZED GAINS (LOSSES) FROM:
   Unaffiliated securities ............................      $ 7,274,426     $17,991,559       $1,074,537      $ 2,174,629
   Futures transactions ...............................                0               0           51,340       (1,073,369)
   TBA sale commitments ...............................                0       3,216,621                0                0
                                                             -----------     -----------       ----------      -----------
Net realized gains (losses) from investments ..........        7,274,426      21,208,180        1,125,877        1,101,260
                                                             -----------     -----------       ----------      -----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON
   Unaffiliated securities ............................        1,904,473      (3,396,149)       4,464,082       19,248,774
   Futures transactions ...............................                0               0           (4,496)         (26,695)
   TBA sale commitments ...............................                0         151,720                0                0
                                                             -----------     -----------       ----------      -----------
Net change in unrealized appreciation (depreciation) on
   investments ........................................        1,904,473      (3,244,429)       4,459,586       19,222,079
                                                             -----------     -----------       ----------      -----------
Net realized and unrealized gains on investments ......        9,178,899      17,963,751        5,585,463       20,323,339
                                                             -----------     -----------       ----------      -----------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS .........................................      $15,841,559     $39,377,633       $8,945,738      $32,318,367
                                                             ===========     ===========       ==========      ===========

The accompanying notes are an integral part of these financial statements.

                     Wells Fargo Advantage Income Funds 147


Statements of Operations

 Short-Term High Yield Bond Fund    Ultra Short-Term Income Fund
--------------------------------  --------------------------------
      For the          For the          For the          For the
   Period Ended      Year Ended      Period Ended      Year Ended
August 31, 2010(3)  May 31, 2010  August 31, 2010(3)  May 31, 2010
------------------  ------------  ------------------  ------------



    $ 1,821,442      $ 5,778,167     $(3,314,000)     $(5,877,598)
              0                0        (893,364)      (3,858,905)
              0                0               0                0
    -----------      -----------     -----------      -----------
      1,821,442        5,778,167      (4,207,364)      (9,736,503)
    -----------      -----------     -----------      -----------

      3,217,254        2,668,645       9,693,619       46,054,032
              0                0        (154,586)        (119,430)
              0                0               0                0
    -----------      -----------     -----------      -----------

      3,217,254        2,668,645       9,539,033       45,934,602
    -----------      -----------     -----------      -----------
      5,038,696        8,446,812       5,331,669       36,198,099
    -----------      -----------     -----------      -----------

    $10,411,326      $26,770,001     $ 9,825,486      $51,802,489
    ===========      ===========     ===========      ===========

                     148 Wells Fargo Advantage Income Funds


                                             Statements of Changes in Net Assets

                                                                          ADJUSTABLE RATE GOVERNMENT FUND
                                                             ----------------------------------------------------------
                                                                    For the              For the            For the
                                                                 Period Ended          Year Ended         Year Ended
                                                             August 31, 2010(1,2)   June 30, 2010(2)   June 30, 2009(2)
                                                             --------------------   ----------------   ----------------
OPERATIONS
   Net investment income .................................      $ 1,501,588           $ 25,450,430      $ 51,020,296
   Net realized gains (losses) on investments ............         (292,046)            (3,093,869)      (22,923,296)
   Net change in unrealized appreciation (depreciation)
      on investments .....................................        3,865,296             17,278,087        (6,927,989)
                                                                  ---------             ----------        ----------
Net increase in net assets resulting from operations .....        5,074,838             39,634,648        21,169,011
                                                                  ---------             ----------        ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ............................................         (698,943)            (6,369,704)       (9,835,759)
      Class B ............................................          (40,807)              (973,655)       (4,049,661)
      Class C ............................................         (263,192)            (5,349,907)      (10,883,212)
      Administrator Class ................................               (2)(6)                 NA                NA
      Institutional Class ................................         (923,652)           (10,690,455)      (25,166,093)
      Investor Class .....................................               NA                     NA                NA
      Class IS ...........................................          (22,445)(7)         (1,785,757)(7)    (3,214,475)(7)
   Net realized gains
      Class A ............................................                0                      0                 0
      Class B ............................................                0                      0                 0
      Class C ............................................                0                      0                 0
      Administrator Class ................................                0                      0                 0
      Institutional Class ................................                0                      0                 0
      Investor Class .....................................               NA                     NA                NA
   Tax basis return of capital
      Class A ............................................         (586,005)                     0                 0
      Class B ............................................          (89,730)                     0                 0
      Class C ............................................         (602,199)                     0                 0
      Administrator Class ................................              (17)(6)                 NA                NA
      Institutional Class ................................         (647,437)                     0                 0
      Class IS ...........................................          (24,106)(7)                  0                 0
                                                                  ---------             ----------        ----------
Total distributions to shareholders ......................       (3,898,535)           (25,169,478)      (53,149,200)
                                                                  ---------             ----------        ----------

                                    SHARES                      SHARES                       SHARES
                                  ---------                   ---------                    ---------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold
   Class A ....................   10,197,215    92,820,729     8,566,046     77,448,644     7,834,266     70,078,491
   Class B ....................       42,635       388,252       407,714      3,690,785     1,395,874     12,505,717
   Class C ....................      433,076     3,944,669     5,763,362     52,055,708     5,916,908     52,789,430
   Administrator Class ........        1,098(6)     10,000(6)         NA             NA            NA             NA
   Institutional Class ........    2,059,324    18,749,802    16,810,431    151,753,234    13,789,097    123,934,494
   Investor Class .............           NA            NA            NA             NA            NA             NA
   Class IS ...................       17,569(7)    159,822(7)  6,538,429(7)  59,085,949(7)  6,259,486(7)  56,395,614(7)
                                                -----------                 -----------                   -----------
                                                116,073,274                 344,034,320                   315,703,746
                                                -----------                 -----------                   -----------

----------
(1.) For the two months ended August 31, 2010. The Fund changed its fiscal year end from June 30 to August 31, effective August 31, 2010.

(2.) After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Adjustable Rate Fund, which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of the predecessor fund.

(3.) For the three months ended August 31, 2010. The Fund changed its fiscal year end from May 31 to August 31, effective August 31, 2010.

(4.) For the four months ended August 31, 2010. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2010.

(5.) After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen High Income Fund, which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of the predecessor fund.

(6.) Administrator Class commenced operations on July 30, 2010.

(7.) Class IS shares of the predecessor fund became Class A shares on July 12, 2010.

(8.) Class I shares of the predecessor fund became Administrator Class shares on July 12, 2010.

The accompanying notes are an integral part of these financial statements.

                     Wells Fargo Advantage Income Funds 149


Statements of Changes in Net Assets

           GOVERNMENT SECURITIES FUND
------------------------------------------------
     For the            For the       For the
   Period Ended       Year Ended    Year Ended
August 31, 2010(3)   May 31, 2010   May 31, 2009
------------------   ------------   ------------

   $ 12,022,843      $ 54,153,414   $ 67,610,918
     23,639,406        29,153,062     24,020,628

     35,209,410        41,176,717     33,780,112
   ------------      ------------   ------------
     70,871,659       124,483,193    125,411,658
   ------------      ------------   ------------


     (2,030,682)       (6,761,002)    (7,052,853)
        (42,144)         (114,792)      (204,575)
       (285,456)         (808,579)      (416,142)
     (2,591,947)      (10,610,339)   (12,169,492)
     (4,387,095)      (16,819,803)   (13,673,366)
     (8,154,884)      (40,846,068)   (42,421,772)
             NA                NA             NA

              0        (1,450,271)      (495,008)
              0           (29,370)       (18,002)
              0          (213,094)       (33,924)
              0        (2,179,594)      (820,613)
              0        (3,366,996)      (732,088)
              0        (8,880,648)    (2,756,641)

              0                 0              0
              0                 0              0
              0                 0              0
              0                 0              0
              0                 0              0
             NA                NA             NA
   ------------      ------------   ------------
    (17,492,208)      (92,080,556)   (80,794,476)
   ------------      ------------   ------------

  SHARES                     SHARES                     SHARES
----------                 ----------                 -----------


   698,050     7,700,712    2,602,285    28,085,253    26,715,881     271,643,896
    25,394       281,713       25,530       277,343     1,708,872      18,314,273
   967,239    10,658,325    1,867,110    20,145,978     2,759,714      30,573,148
 1,132,261    12,498,258    6,911,593    74,516,912    50,514,811     530,208,386
 8,381,508    92,515,803   27,058,437   290,991,422    20,164,472     213,151,715
13,663,414   151,659,143   37,872,311   408,694,424   111,839,906   1,184,845,363
        NA            NA           NA            NA            NA              NA
             -----------                -----------                 -------------
             275,313,954                822,711,332                 2,248,736,781
             -----------                -----------                 -------------

                     150 Wells Fargo Advantage Income Funds


                                             Statements of Changes in Net Assets

                                                                ADJUSTABLE RATE GOVERNMENT FUND
                               ------------------------------------------------------------------------------------------------
                                           For the                         For the                           For the
                                        Period Ended                      Year Ended                       Year Ended
                                   August 31, 2010(1, 2)               June 30, 2010(2)                 June 30, 2009(2)
                               -----------------------------    -----------------------------    ------------------------------
                                 SHARES                            SHARES                           SHARES
                               ----------                       -----------                      ------------
CAPITAL SHARES TRANSACTIONS
   (continued)
   Net asset value of shares
      issued in reinvestment
      of distributions
      Class A ..............       96,564     $      880,197        526,502    $    4,757,512         783,748    $    6,998,391
      Class B ..............       11,561            105,379         83,847           757,112         333,410         2,980,933
      Class C ..............       57,772            526,590        355,022         3,207,123         699,237         6,244,821
      Administrator Class ..            2(6)              19(6)          NA                NA              NA                NA
      Institutional Class ..      128,680          1,172,892        995,372         8,992,430       2,217,247        19,807,917
      Investor Class .......           NA                 NA             NA                NA              NA                NA
      Class IS .............        2,878(7)          26,187(7)     112,637(7)      1,017,230(7)      173,127(7)      1,551,420(7)
                                              --------------                   --------------                    --------------
                                                   2,711,264                       18,731,407                        37,583,482
                                              --------------                   --------------                    --------------
   Automatic conversion of
      Class B shares to
      Class A shares
      Class A ..............        3,910             35,619      2,290,373        20,633,196       4,942,541        44,107,213
      Class B ..............       (3,910)           (35,619)    (2,290,373)      (20,633,196)     (4,942,541)      (44,107,213)
                                              --------------                   --------------                    --------------
                                                           0                                0                                 0
                                              --------------                   --------------                    --------------
   Payment for shares
      redeemed
      Class A ..............   (1,384,057)       (12,605,917)   (12,412,473)     (112,251,110)    (12,263,781)     (109,383,087)
      Class B ..............     (296,097)        (2,696,903)    (2,503,912)      (22,601,521)     (6,803,056)      (60,859,741)
      Class C ..............   (1,550,116)       (14,119,460)    (7,810,985)      (70,616,418)     (9,818,373)      (87,677,663)
      Administrator Class ..            0(6)               0(6)          NA                NA              NA                NA
      Institutional Class ..   (4,537,034)       (41,310,927)   (28,820,129)     (260,452,273)    (59,681,951)     (537,398,398)
      Investor Class .......           NA                 NA             NA                NA              NA                NA
      Class IS .............   (8,573,766)(7)    (78,029,844)(7) (7,594,500)(7)   (68,517,204)(7)  (9,047,172)(7)   (79,365,181)(7)
                                              --------------                   --------------                    --------------
                                                (148,763,051)                    (534,438,526)                     (874,684,070)
                                              --------------                   --------------                    --------------
   Net asset value of shares
      issued in acquisition
      Class A ..............            0                  0              0                 0               0                 0
      Class B ..............            0                  0              0                 0               0                 0
      Class C ..............            0                  0              0                 0               0                 0
      Administrator Class ..            0                  0             NA                NA              NA                NA
                                              --------------                   --------------                    --------------
                                                           0                                0                                 0
                                              --------------                   --------------                    --------------
   Net increase (decrease)
      in net assets
      resulting from capital
      share transactions ...                     (29,978,513)                    (171,672,799)                     (521,396,842)
                                              --------------                   --------------                    --------------
   Total increase (decrease)
      in net assets ........                     (28,802,210)                    (157,207,629)                     (553,377,031)
                                              --------------                   --------------                    --------------
NET ASSETS
BEGINNING OF PERIOD ........                   1,140,839,161                    1,298,046,790                     1,851,423,821
                                              ==============                   ==============                    ==============
END OF PERIOD ..............                  $1,112,036,951                   $1,140,839,161                    $1,298,046,790
                                              ==============                   ==============                    ==============
Undistributed
   (overdistributed) net
   investment income .......                  $     (754,335)                  $     (316,903)                   $     (705,818)
                                              --------------                   --------------                    --------------

The accompanying notes are an integral part of these financial statements.

                     Wells Fargo Advantage Income Funds 151


Statements of Changes in Net Assets

                                 GOVERNMENT SECURITIES FUND
-------------------------------------------------------------------------------------------
          For the                         For the                         For the
        Period Ended                    Year Ended                      Year Ended
     August 31, 2010(3)                May 31, 2010                    May 31, 2009
-------------------------------------------------------------------------------------------
   SHARES                         SHARES                         SHARES
-----------                    -----------                    -----------





    151,162   $    1,677,332       659,509   $    7,125,621       626,901   $     6,632,016
      2,829           31,435        10,163          109,783        15,522           164,098
     10,618          117,797        38,621          417,334        21,721           230,006
    158,303        1,756,344       688,149        7,435,162       695,762         7,353,839
    380,844        4,218,365     1,800,225       19,438,725     1,298,001        13,696,833
    568,558        6,304,005     3,386,367       36,619,138     3,138,084        33,190,881
         NA               NA            NA               NA            NA                NA
              --------------                 --------------                 ---------------
                  14,105,278                     71,145,763                      61,267,673
              --------------                 --------------                 ---------------



         NA               NA            NA               NA            NA                NA
         NA               NA            NA               NA            NA                NA
              --------------                 --------------                 ---------------
                           0                              0                               0
              --------------                 --------------                 ---------------


 (1,116,797)     (12,350,092)   (4,154,955)     (44,757,026)  (17,221,247)     (179,688,758)
   (113,096)      (1,248,001)     (332,363)      (3,583,267)   (1,229,543)      (12,801,670)
   (220,274)      (2,432,520)     (733,989)      (7,911,545)     (994,831)      (10,356,350)
 (2,685,843)     (29,612,992)  (10,121,647)    (109,121,743)  (38,176,012)     (399,589,103)
 (3,678,164)     (40,660,745)  (15,552,878)    (167,371,951)  (23,384,502)     (246,210,109)
 (5,552,173)     (61,238,832)  (53,231,926)    (573,331,903)  (92,160,770)     (975,562,815)
         NA               NA            NA               NA            NA                NA
              --------------                 --------------                 ---------------
                (147,543,182)                  (906,077,435)                 (1,824,208,805)
              --------------                 --------------                 ---------------


 13,499,701      148,433,073             0                0             0                 0
    916,693       10,077,426             0                0             0                 0
  1,373,961       15,105,301             0                0             0                 0
 11,846,766      130,240,357             0                0             0                 0
              --------------                 --------------                 ---------------
                 303,856,157                              0                               0
              --------------                 --------------                 ---------------



                 445,732,207                   (12,220,340)                     485,795,649
              --------------                 --------------                 ---------------

                 499,111,658                     20,182,297                     530,412,831
              --------------                 --------------                 ---------------

               1,943,439,563                  1,923,257,266                   1,392,844,435
              ==============                 ==============                 ===============
              $2,442,551,221                 $1,943,439,563                 $ 1,923,257,266
              ==============                 ==============                 ===============


              $    2,127,184                 $    2,295,537                 $       893,940
              --------------                 --------------                 ---------------

                     152 Wells Fargo Advantage Income Funds


                                             Statements of Changes in Net Assets

                                                                   HIGH INCOME FUND
                               ---------------------------------------------------------------------------------------
                                         For the                        For the                       For the
                                      Period Ended                     Year Ended                   Year Ended
                                   August 31, 2010(3)                 May 31, 2010                 May 31, 2009
                               --------------------------     ---------------------------   --------------------------
OPERATIONS
   Net investment income ...                 $ 12,255,680                   $  46,764,839                $  26,794,821
   Net realized gains
      (losses) on
      investments ..........                    5,677,151                      24,728,623                  (26,763,282)
   Net change in unrealized
      appreciation
      (depreciation) on
      investments ..........                   15,369,829                      20,678,729                   (8,702,509)
                                             ------------                   -------------                -------------
Net increase (decrease) in
   net assets resulting
   from operations .........                   33,302,660                      92,172,191                   (8,670,970)
                                             ------------                   -------------                -------------
DISTRIBUTIONS TO
   SHAREHOLDERS FROM
   Net investment income
      Class A ..............                   (2,133,188)                     (8,508,474)                  (4,544,762)
      Class B ..............                      (88,989)                       (498,630)                    (545,930)
      Class C ..............                     (419,368)                     (1,233,407)                    (474,259)
      Administrator Class ..                          (64)(6)                          NA                           NA
      Institutional Class ..                   (3,875,092)                    (13,243,110)                  (7,880,914)
      Investor Class .......                   (5,738,980)                    (21,945,498)                 (13,245,714)
                                             ------------                   -------------                -------------
Total distributions to
   shareholders ............                  (12,255,681)                    (45,429,119)                 (26,691,579)
                                             ------------                   -------------                -------------

                                 SHARES                          SHARES                       SHARES
                               ----------                     -----------                   ----------
CAPITAL SHARES
   TRANSACTIONS
   Proceeds from shares
      sold
      Class A ..............    1,915,004      13,560,508       7,778,665      52,187,135   24,770,364     166,454,163
      Class B ..............       34,109         243,756          68,701         454,719    3,244,804      23,618,815
      Class C ..............      267,282       1,901,718       1,235,348       8,343,168    3,522,749      24,106,244
      Administrator Class ..        1,383(6)       10,000(6)           NA              NA           NA              NA
      Institutional Class ..    1,883,341      13,354,028      12,354,025      84,710,622   10,469,929      63,985,953
      Investor Class .......    6,155,788      43,502,002      21,013,793     141,843,540   19,384,024     117,069,408
                                             ------------                   -------------                -------------
                                               72,572,012                     287,539,184                  395,234,583
                                             ------------                   -------------                -------------
   Net asset value of shares
      issued in reinvestment
      of distributions
      Class A ..............      237,007       1,680,802         927,717       6,636,744      388,338       2,377,737
      Class B ..............        9,018          64,035          49,694         339,101       59,185         360,105
      Class C ..............       36,422         258,491         114,708         788,949       40,877         249,311
      Administrator Class ..            9(6)           63(6)           NA              NA           NA              NA
      Institutional Class ..      198,266       1,417,962         611,498       4,241,277      156,414         954,449
      Investor Class .......      661,403       4,705,383       2,570,640      17,725,631    1,552,374       9,650,789
                                             ------------                   -------------                -------------
                                                8,126,736                      29,731,702                   13,592,391
                                             ------------                   -------------                -------------
   Automatic conversion of
      Class B shares to
      Class A shares
      Class A ..............           NA              NA              NA              NA           NA              NA
      Class B ..............           NA              NA              NA              NA           NA              NA
                                             ------------                   -------------                -------------
                                                        0                               0                            0
                                             ------------                   -------------                -------------
   Payment for shares
      redeemed
      Class A ..............   (2,164,331)    (15,220,149)    (10,935,120)    (74,974,066)  (9,955,121)    (67,569,517)
      Class B ..............     (408,070)     (2,891,982)       (702,770)     (4,878,806)  (2,058,101)    (13,951,201)
      Class C ..............     (127,492)       (895,601)       (779,006)     (5,392,700)  (1,443,530)     (9,792,261)
      Administrator Class ..            0(6)            0(6)           NA              NA           NA              NA
      Institutional Class ..   (1,973,883)    (14,009,836)     (4,287,782)    (29,733,128)  (4,371,782)    (27,175,147)
      Investor Class .......   (3,267,964)    (22,999,942)    (18,492,669)   (126,969,482)  (9,356,944)    (58,198,369)
                                             ------------                   -------------                -------------
                                              (56,017,510)                   (241,948,182)                (176,686,495)
                                             ------------                   -------------                -------------

The accompanying notes are an integral part of these financial statements.

                     Wells Fargo Advantage Income Funds 153


Statements of Changes in Net Assets

                                  HIGH YIELD BOND FUND
---------------------------------------------------------------------------------------
           For the                     For the                        For the
        Period Ended                  Year Ended                     Year Ended
   August 31, 2010(4, 5)           April 30, 2010(5)             April 30, 2009(5)
---------------------------   ---------------------------   ---------------------------

              $  12,320,618                 $  44,800,943                 $  44,922,131


                 13,769,788                    23,156,775                  (100,742,796)



                (23,470,632)                  105,876,883                   (35,379,111)
              -------------                 -------------                 -------------


                  2,619,774                   173,834,601                   (91,199,776)
              -------------                 -------------                 -------------



                 (7,119,862)                  (24,421,838)                  (20,890,330)
                 (1,194,108)                   (5,000,781)                   (6,726,059)
                 (2,410,914)                   (8,301,271)                   (8,016,556)
                 (1,666,126)                   (8,882,317)                   (5,940,379)
                         NA                            NA                            NA
                         NA                            NA                            NA
              -------------                 -------------                 -------------

                (12,391,010)                  (46,606,207)                  (41,573,324)
              -------------                 -------------                 -------------

   SHARES                        SHARES                        SHARES
-----------                   -----------                   -----------




 11,619,655      35,007,357    30,900,058      87,633,417    23,460,686      46,855,024
    258,205         779,993     1,103,168       3,026,709     1,778,667       4,242,958
  1,637,374       4,955,735     5,060,013      14,201,909     4,212,769       9,983,604
  1,214,446       3,673,727    21,029,397      58,592,547    35,364,025      39,415,839
         NA              NA            NA              NA            NA              NA
         NA              NA            NA              NA            NA              NA
              -------------                 -------------                 -------------
                 44,416,812                   163,454,582                   100,497,425
              -------------                 -------------                 -------------



  1,541,410       4,655,199     5,369,113      15,262,406     5,386,285      13,364,282
    222,277         670,890       954,113       2,694,997     1,350,073       3,371,595
    421,761       1,273,115     1,535,148       4,360,623     1,665,853       4,138,975
    298,307         898,434     2,051,739       5,855,835     1,302,557       2,994,319
         NA              NA            NA              NA            NA              NA
         NA              NA            NA              NA            NA              NA
              -------------                 -------------                 -------------
                  7,497,638                    28,173,861                    23,869,171
              -------------                 -------------                 -------------



     20,227          60,912     2,729,350       7,448,983     2,258,245       5,619,125
    (20,227)        (60,912)   (2,729,350)     (7,448,983)   (2,258,245)     (5,619,125)
              -------------                 -------------                 -------------
                          0                             0                             0
              -------------                 -------------                 -------------


(15,223,009)    (45,883,599)  (35,736,328)   (100,694,398)  (28,265,734)    (71,826,831)
 (1,269,119)     (3,835,081)   (6,366,309)    (17,921,034)  (11,034,293)    (27,844,242)
 (2,122,278)     (6,413,907)   (5,187,832)    (14,786,558)  (10,727,624)    (26,777,709)
(15,747,872)    (47,213,497)  (21,760,550)    (62,487,634)  (26,226,695)    (59,000,022)
         NA              NA            NA              NA           NA               NA
         NA              NA            NA              NA           NA               NA
              -------------                 -------------                 -------------
               (103,346,084)                 (195,889,624)                 (185,448,804)
              -------------                 -------------                 -------------

                     154 Wells Fargo Advantage Income Funds


                                             Statements of Changes in Net Assets

                                                           HIGH INCOME FUND
                               ------------------------------------------------------------------------
                                        For the                  For the                  For the
                                     Period Ended               Year Ended              Year Ended
                                  August 31, 2010(3)           May 31, 2010            May 31, 2009
                               ------------------------   ---------------------   ---------------------
                                 SHARES                   SHARES                  SHARES
                               ---------                  ------                  ------
CAPITAL SHARES TRANSACTIONS
   (continued)
   Net asset value of shares
      issued in acquisition
      Class A ..............   3,071,927   $ 21,557,556      0     $          0      0     $          0
      Class B ..............     467,649      3,280,940      0                0      0                0
      Class C ..............   1,383,214      9,706,960      0                0      0                0
      Class I ..............          NA             NA     NA               NA     NA               NA
                                           ------------            ------------            ------------
                                             34,545,456                       0                       0
                                           ------------            ------------            ------------
   Net increase (decrease)
      in net assets
      resulting from capital
      share transactions ...                 59,226,694              75,322,704             232,140,479
                                           ------------            ------------            ------------
   Total increase (decrease)
      in net assets ........                 80,273,673             122,065,776             196,777,930
                                           ------------            ------------            ------------
NET ASSETS
BEGINNING OF PERIOD ........                599,423,625             477,357,849             280,579,919
                                           ============            ============            ============
END OF PERIOD ..............               $679,697,298            $599,423,625            $477,357,849
                                           ============            ============            ============
Undistributed
   (overdistributed) net
   investment income .......               $     64,872            $     64,879            $     (3,922)
                                           ------------            ------------            ------------

The accompanying notes are an integral part of these financial statements.

                     Wells Fargo Advantage Income Funds 155


Statements of Changes in Net Assets

                           HIGH YIELD BOND FUND
--------------------------------------------------------------------------
      For the                  For the                    For the
    Period Ended             Year Ended                 Year Ended
August 31, 2010(4,5)      April 30, 2010(5)          April 30, 2009(5)
---------------------   ---------------------   --------------------------
SHARES                  SHARES                    SHARES
------                  ------                  ----------




     0   $          0      0     $          0    1,562,948    $ 12,467,016
     0              0      0                0            0               0
     0              0      0                0            0               0
     0              0      0                0   10,223,579(8)   81,550,002(8)
         ------------            ------------                 ------------
                    0                       0                   94,017,018
         ------------            ------------                 ------------



          (51,431,634)             (4,261,181)                  32,934,810
         ------------            ------------                 ------------

          (61,202,870)            122,967,213                  (99,838,290)
         ------------            ------------                 ------------

          546,580,954             423,613,741                  523,452,031
         ============            ============                 ============
         $485,378,084            $546,580,954                 $423,613,741
         ============            ============                 ============


         $    304,100            $     79,610                 $  2,091,463
         ------------            ------------                 ------------

                     156 Wells Fargo Advantage Income Funds


                                             Statements of Changes in Net Assets

                                                                   INCOME PLUS FUND
                               -----------------------------------------------------------------------------------------
                                         For the                         For the                        For the
                                      Period Ended                     Year Ended                     Year Ended
                                   August 31, 2010(3)                 May 31, 2010                   May 31, 2009
                               ---------------------------     --------------------------    ---------------------------
OPERATIONS
   Net investment income ...                  $  4,275,227                   $ 14,053,206                  $  12,859,760
   Net realized gains
      (losses) on
      investments ..........                     8,482,970                     12,157,105                     11,131,099
   Net change in unrealized
      appreciation
      (depreciation) on
      investments ..........                    12,363,919                     20,288,063                     (6,356,043)
                                              ------------                   ------------                  -------------
Net increase in net assets
   resulting from
   operations ..............                    25,122,116                     46,498,374                     17,634,816
                                              ------------                   ------------                  -------------
DISTRIBUTIONS TO
   SHAREHOLDERS FROM
   Net investment income
      Class A ..............                    (1,940,505)                    (4,996,943)                    (2,946,594)
      Class B ..............                       (28,465)                       (97,473)                      (171,645)
      Class C ..............                      (175,248)                      (384,597)                      (194,300)
      Administrator Class ..                           (34)(6)                         NA                             NA
      Institutional Class ..                    (1,408,167)                    (4,852,567)                    (4,045,227)
      Investor Class .......                    (1,992,383)                    (7,940,932)                    (6,898,290)
                                              ------------                   ------------                  -------------
   Total distributions to
      shareholders .........                    (5,544,802)                   (18,272,512)                   (14,256,056)
                                              ------------                   ------------                  -------------

                                 SHARES                           SHARES                         SHARES
                               ----------                       ----------                    -----------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold
      Class A ..............    2,255,480       26,597,124      5,623,196      63,580,509      9,251,771      97,234,618
      Class B ..............       35,679          425,122         16,887         193,083         50,756         534,076
      Class C ..............      216,138        2,563,910        657,154       7,473,984        336,619       3,549,139
      Administrator Class ..          842(6)        10,000(6)          NA              NA             NA              NA
      Institutional Class ..      668,801        7,957,692      1,119,295      12,579,375     12,959,087     137,346,081
      Investor Class .......      564,319        6,676,335      2,016,704      22,868,076     38,728,389     412,431,804
                                              ------------                   ------------                  -------------
                                                44,230,183                    106,695,027                    651,095,718
                                              ------------                   ------------                  -------------
   Net asset value of shares
      issued in reinvestment
      of distributions
      Class A ..............      140,221        1,658,273        401,593       4,550,976        243,162       2,559,304
      Class B ..............        1,755           20,849          6,058          68,311         11,385         119,500
      Class C ..............        9,331          110,351         27,598         313,439         14,244         149,748
      Administrator Class ..            3(6)            34(6)          NA              NA             NA              NA
      Institutional Class ..      113,078        1,335,238        418,954       4,742,874        379,827       3,983,039
      Investor Class .......      147,155        1,736,233        610,508       6,909,401        568,584       5,965,196
                                              ------------                   ------------                  -------------
                                                 4,860,978                     16,585,001                     12,776,787
                                              ------------                   ------------                  -------------
   Payment for shares
      redeemed
      Class A ..............   (1,205,904)     (14,251,698)    (3,556,303)    (40,237,141)    (4,783,670)    (50,458,626)
      Class B ..............      (59,163)        (699,455)      (228,226)     (2,574,563)      (359,030)     (3,789,812)
      Class C ..............      (74,026)        (874,624)      (100,553)     (1,139,506)      (136,692)     (1,430,263)
      Administrator Class ..            0(6)             0(6)          NA              NA             NA              NA
      Institutional Class ..     (775,214)      (9,159,312)      (885,343)     (9,866,443)    (4,318,446)    (45,358,819)
      Investor Class .......     (456,784)      (5,390,183)    (2,730,542)    (30,921,744)   (22,933,229)   (240,928,535)
                                              ------------                   ------------                  -------------
                                               (30,375,272)                   (84,739,397)                  (341,966,055)
                                              ------------                   ------------                  -------------

The accompanying notes are an integral part of these financial statements.

                     Wells Fargo Advantage Income Funds 157


Statements of Changes in Net Assets

                          SHORT DURATION GOVERNMENT BOND FUND
---------------------------------------------------------------------------------------
          For the                        For the                      For the
        Period Ended                   Year Ended                    Year Ended
     August 31, 2010(3)               May 31, 2010                  May 31, 2009
---------------------------   ---------------------------   ---------------------------

              $   6,662,660                 $  21,413,882                 $  20,931,888


                  7,274,426                    21,208,180                     8,004,084



                  1,904,473                    (3,244,429)                   11,503,610
              -------------                 -------------                 -------------


                 15,841,559                    39,377,633                    40,439,582
              -------------                 -------------                 -------------



                 (1,130,660)                   (4,105,618)                   (2,985,787)
                     (7,227)                      (63,800)                     (189,747)
                   (314,208)                     (822,761)                     (307,187)
                 (3,456,821)                  (13,054,434)                  (13,589,786)
                 (4,072,001)                  (11,897,351)                   (5,633,629)
                         NA                            NA                            NA
              -------------                 -------------                 -------------

                 (8,980,917)                  (29,943,964)                  (22,706,136)
              -------------                 -------------                 -------------

   SHARES                        SHARES                        SHARES
-----------                   -----------                   -----------


  2,838,669      29,637,521    13,311,056     137,941,039     9,108,705      92,317,088
     27,366         286,297        20,325         211,761       104,527       1,051,174
    897,481       9,386,887     5,111,405      53,157,160     1,301,690      13,257,067
  4,461,421      46,625,847    28,446,841     295,858,335    24,637,292     248,015,759
 11,335,035     118,440,895    46,504,821     483,062,432    19,882,551     201,761,842
         NA              NA            NA              NA            NA              NA
              -------------                 -------------                 -------------
                204,377,447                   970,230,727                   556,402,930
              -------------                 -------------                 -------------



     84,300         881,661       290,414       3,015,805       197,609       1,993,928
        664           6,955         5,347          55,498        15,739         158,421
     22,803         238,852        59,180         615,846        24,867         251,457
    275,423       2,882,942     1,041,715      10,829,409     1,147,454      11,576,615
    380,008       3,978,003     1,119,189      11,640,638       552,957       5,598,716
         NA              NA            NA              NA            NA              NA
              -------------                 -------------                 -------------
                  7,988,413                    26,157,196                    19,579,137
              -------------                 -------------                 -------------


 (1,169,844)    (12,216,732)   (8,203,871)    (85,153,962)   (5,718,572)    (57,789,704)
    (49,127)       (513,689)     (320,254)     (3,327,232)     (381,787)     (3,845,820)
   (337,333)     (3,528,780)     (619,148)     (6,438,983)     (288,663)     (2,921,869)
(11,681,872)   (122,274,510)  (15,554,123)   (161,676,157)  (15,845,856)   (159,659,439)
 (4,089,895)    (42,787,847)  (24,694,224)   (256,621,537)   (5,147,278)    (51,965,580)
         NA             NA             NA              NA            NA              NA
              -------------                 -------------                 -------------
               (181,321,558)                 (513,217,871)                 (276,182,412)
              -------------                 -------------                 -------------

                     158 Wells Fargo Advantage Income Funds


                                             Statements of Changes in Net Assets

                                                                           INCOME PLUS FUND
                                               ------------------------------------------------------------------------
                                                        For the                  For the                 For the
                                                     Period Ended               Year Ended              Year Ended
                                                  August 31, 2010(3)           May 31, 2010            May 31, 2009
                                               ------------------------   ---------------------   ---------------------
                                                 SHARES                   SHARES                  SHARES
                                               ---------                  ------                  ------
CAPITAL SHARES TRANSACTIONS (continued)
   Net asset value of shares issued in
      acquisition
      Class A ..............................   9,336,899   $109,431,454        0   $          0        0   $          0
      Class B ..............................     374,320      4,393,788        0              0        0              0
      Class C ..............................   1,116,775     13,088,682        0              0        0              0
      Institutional Class ..................   2,579,580     30,232,082        0              0        0              0
                                                           ------------            ------------            ------------
                                                            157,146,006                       0                       0
                                                           ------------            ------------            ------------
   Net increase in net assets resulting from
      capital share transactions ...........                175,861,895              38,540,631             321,906,450
                                                           ------------            ------------            ------------
   Total increase in net assets ............                195,439,209              66,766,493             325,285,210
                                                           ------------            ------------            ------------
NET ASSETS
BEGINNING OF PERIOD ........................                447,469,249             380,702,756              55,417,546
                                                           ============            ============            ============
END OF PERIOD ..............................               $642,908,458            $447,469,249            $380,702,756
                                                           ============            ============            ============
Undistributed net investment income ........               $    468,676            $    886,352            $    408,371
                                                           ------------            ------------            ------------

The accompanying notes are an integral part of these financial statements.

                     Wells Fargo Advantage Income Funds 159


Statements of Changes in Net Assets

                    SHORT DURATION GOVERNMENT BOND FUND
--------------------------------------------------------------------------
        For the                   For the                   For the
      Period Ended               Year Ended               Year Ended
   August 31, 2010(3)           May 31, 2010             May 31, 2009
-----------------------   -----------------------   ----------------------
SHARES                    SHARES                    SHARES
------                    ------                    ------



    NA               NA       NA               NA       NA              NA
    NA               NA       NA               NA       NA              NA
    NA               NA       NA               NA       NA              NA
    NA               NA       NA               NA       NA              NA
         --------------            --------------            -------------
                      0                         0                        0
         --------------            --------------            -------------

             31,044,302               483,170,052              299,799,655
         --------------            --------------            -------------
             37,904,944               492,603,721              317,533,101
         --------------            --------------            -------------

          1,225,354,696               732,750,975              415,217,874
         ==============            ==============            =============
         $1,263,259,640            $1,225,354,696            $ 732,750,975
         ==============            ==============            =============
         $      352,764            $      337,990            $      62,663
         --------------            --------------            -------------

                     160 Wells Fargo Advantage Income Funds


                                             Statements of Changes in Net Assets

                                                                          SHORT-TERM BOND FUND
                                           ---------------------------------------------------------------------------------
                                                    For the                     For the                     For the
                                                  Period Ended                 Year Ended                  Year Ended
                                               August 31, 2010(3)             May 31, 2010                May 31, 2009
                                           -------------------------   -------------------------   -------------------------
OPERATIONS
   Net investment income ...............                $  3,360,275                $ 11,995,028                $ 13,489,380
   Net realized gains (losses) on
      investments ......................                   1,125,877                   1,101,260                   1,585,853
   Net change in unrealized appreciation
      (depreciation) on investments ....                   4,459,586                  19,222,079                  (8,088,945)
                                                        ------------                ------------                ------------
 Net increase in net assets resulting
   from operations .....................                   8,945,738                  32,318,367                   6,986,288
                                                        ------------                ------------                ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ..........................                    (251,008)                   (718,733)                   (490,206)
      Class C ..........................                     (44,072)                   (101,073)                     (8,281)
      Administrator Class ..............                          NA                          NA                          NA
      Institutional Class ..............                  (1,839,221)                 (4,513,491)                 (3,290,827)
      Investor Class ...................                  (1,449,844)                 (7,704,244)                 (9,729,037)
                                                        ------------                ------------                ------------
Total distributions to shareholders ....                  (3,584,145)                (13,037,541)                (13,518,351)
                                                        ------------                ------------                ------------

                                             SHARES                      SHARES                      SHARES
                                           ----------                  ----------                  ----------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold
      Class A ..........................    1,138,976      9,891,184    3,964,770     33,969,510    1,314,290     10,705,583
      Class C ..........................      401,850      3,493,480    1,209,285     10,342,145      167,166      1,362,364
      Administrator Class ..............           NA             NA           NA             NA           NA             NA
      Institutional Class ..............    1,583,205     13,760,471   25,278,351    218,054,661    2,657,771     21,643,058
      Investor Class ...................      913,080      7,934,611    4,872,720     41,594,778    4,612,934     37,688,354
                                                        ------------                ------------                ------------
                                                          35,079,746                 303,961,094                  71,399,359
                                                        ------------                ------------                ------------
   Net asset value of shares issued in
      reinvestment of distributions
      Class A ..........................       23,928        208,293       72,263        617,318       53,686        438,555
      Class C ..........................        4,276         37,203        9,793         83,903          866          7,052
      Administrator Class ..............           NA             NA           NA             NA           NA             NA
      Institutional Class ..............      106,760        929,923      382,720      3,272,530      367,852      3,008,920
      Investor Class ...................      143,427      1,247,799      779,821      6,640,496    1,018,265      8,318,312
                                                        ------------                ------------                ------------
                                                           2,423,218                  10,614,247                  11,772,839
                                                        ------------                ------------                ------------
   Payment for shares redeemed
      Class A ..........................     (546,215)    (4,752,586)  (1,258,962)   (10,739,325)    (789,161)    (6,438,527)
      Class C ..........................      (45,016)      (391,402)     (87,635)      (752,435)     (23,425)      (191,442)
      Institutional Class ..............   (1,230,671)   (10,699,248)  (2,161,500)   (18,650,943)  (3,955,858)   (32,342,460)
      Investor Class ...................   (1,426,228)   (12,379,276)  (5,190,195)   (44,236,299)  (7,266,219)   (59,346,292)
                                                        ------------                ------------                ------------
                                                         (28,222,512)                (74,379,002)                (98,318,721)
                                                        ------------                ------------                ------------
   Net increase (decrease) in net assets
      resulting from capital share
      transactions .....................                   9,280,452                 240,196,339                 (15,146,523)
                                                        ------------                ------------                ------------
Total increase (decrease) in net assets                   14,642,045                 259,447,165                 (21,678,586)
                                                        ------------                ------------                ------------
NET ASSETS
BEGINNING OF PERIOD ....................                 605,603,379                 346,126,214                 367,804,800
                                                        ============                ============                ============
END OF PERIOD ..........................                $620,245,424                $605,603,379                $346,126,214
                                                        ============                ============                ============
Undistributed (overdistributed)
   net investment income ...............                $    204,981                $    204,980                $     (8,224)
                                                        ------------                ------------                ------------

The accompanying notes are an integral part of these financial statements.

                     Wells Fargo Advantage Income Funds 161


Statements of Changes in Net Assets

                              SHORT-TERM HIGH YIELD BOND FUND
-------------------------------------------------------------------------------------------
          For the                         For the                        For the
        Period Ended                     Year Ended                     Year Ended
     August 31, 2010(3)                 May 31, 2010                   May 31, 2009
---------------------------     ---------------------------   -----------------------------

               $  5,372,630                   $  18,323,189                   $   6,447,120

                  1,821,442                       5,778,167                      (5,935,181)

                  3,217,254                       2,668,645                       2,361,738
               ------------                   -------------                   -------------

                 10,411,326                      26,770,001                       2,873,677
               ------------                   -------------                   -------------


                 (2,884,789)                     (8,624,075)                     (2,772,531)
                   (378,134)                     (1,109,276)                        (88,724)
                      (119)(6)                           NA                              NA
                         NA                              NA                              NA
                 (2,147,607)                     (8,081,899)                     (3,494,392)
               ------------                   -------------                   -------------
                 (5,410,649)                    (17,815,250)                     (6,355,647)
               ------------                   -------------                   -------------

  SHARES                           SHARES                         SHARES
----------                      -----------                   -------------



 4,560,426       37,127,596      24,314,932     196,369,572      18,109,719     142,967,474
   611,822        4,984,562       3,248,677      26,178,090       1,565,350      12,087,840
     7,331(6)        60,000(6)           NA              NA              NA              NA
        NA               NA              NA              NA              NA              NA
 3,565,779       29,068,077      16,992,594     136,939,782      18,959,752     148,957,418
               ------------                   -------------                   -------------
                 71,240,235                     359,487,444                     304,012,732
               ------------                   -------------                   -------------


   223,474        1,821,949         876,682       7,093,558         327,233       2,539,648
    31,233          254,624          92,944         753,888           6,641          51,607
       5(6)              39(6)           NA              NA              NA              NA
        NA               NA              NA              NA              NA              NA
   211,114        1,721,259         761,858       6,162,193         380,908       2,963,187
               ------------                   -------------                   -------------
                  3,797,871                      14,009,639                       5,554,442
               ------------                   -------------                   -------------

(2,278,334)     (18,528,047)    (13,009,840)   (105,253,532)     (6,218,789)    (49,718,884)
  (317,107)      (2,581,595)       (681,266)     (5,515,025)       (156,023)     (1,199,260)
        NA               NA              NA              NA              NA              NA
(2,531,358)     (20,551,597)    (13,720,091)   (110,587,564)    (11,350,048)    (91,048,668)
               ------------                   -------------                   -------------
                (41,661,239)                   (221,356,121)                   (141,966,812)
               ------------                   -------------                   -------------


                 33,376,867                     152,140,962                     167,600,362
               ------------                   -------------                   -------------
                 38,377,544                     161,095,713                     164,118,392
               ------------                   -------------                   -------------

                411,432,491                     250,336,778                      86,218,386
               ============                   =============                   =============
               $449,810,035                   $ 411,432,491                   $ 250,336,778
               ============                   =============                   =============

               $     (4,259)                  $      33,091                   $      (8,382)
               ------------                   -------------                   -------------

                     162 Wells Fargo Advantage Income Funds


                                             Statements of Changes in Net Assets

                                                                        ULTRA SHORT-TERM INCOME FUND
                                           --------------------------------------------------------------------------------------
                                                     For the                      For the                       For the
                                                  Period Ended                   Year Ended                    Year Ended
                                               August 31, 2010(3)               May 31, 2010                  May 31, 2009
                                           --------------------------   ---------------------------   ---------------------------
OPERATIONS
   Net investment income ...............                $   4,493,817                 $  15,604,390                 $  23,203,877
   Net realized gains (losses) on
      investments ......................                   (4,207,364)                   (9,736,503)                  (10,932,559)
   Net change in unrealized appreciation
      (depreciation) on investments ....                    9,539,033                    45,934,602                   (44,149,585)
                                                        -------------                 -------------                 -------------
Net increase (decrease) in net assets
   resulting from operations ...........                    9,825,486                    51,802,489                   (31,878,267)
                                                        -------------                 -------------                 -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ..........................                     (807,763)                   (2,461,875)                   (1,693,421)
      Class C ..........................                      (50,394)                     (186,102)                      (61,444)
      Administrator Class ..............                     (654,640)                   (1,930,925)                   (1,789,434)
      Institutional Class ..............                   (1,390,997)                   (2,237,594)                   (1,561,426)
      Investor Class ...................                   (2,026,086)                  (10,602,398)                  (18,427,626)
                                                        -------------                 -------------                 -------------
Total distributions to shareholders ....                   (4,929,880)                  (17,418,894)                  (23,533,351)
                                                        -------------                 -------------                 -------------

                                             SHARES                        SHARES                        SHARES
                                           ----------                   -----------                   -----------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold
      Class A ..........................    8,176,958      69,456,054    28,367,509     238,185,440     5,506,043      47,399,009
      Class C ..........................      255,678       2,172,988     1,632,288      13,579,244       662,447       5,677,642
      Administrator Class ..............    5,483,615      46,430,837     9,556,172      79,407,119     9,308,480      76,793,455
      Institutional Class ..............   12,442,604     105,465,064    30,817,603     260,364,390     1,270,796      10,522,344
      Investor Class ...................    3,944,201      33,507,265    15,316,811     128,243,426    12,299,468     102,792,749
                                                        -------------                 -------------                 -------------
                                                          257,032,208                   719,779,619                   243,185,199
                                                        -------------                 -------------                 -------------
   Net asset value of shares issued in
      reinvestment of distributions
      Class A ..........................       83,151         706,604       257,089       2,160,187       199,167       1,636,344
      Class C ..........................        4,880          41,463        18,307         153,381         6,125          49,829
      Administrator Class ..............       72,191         611,364       197,008       1,639,015       195,355       1,590,459
      Institutional Class ..............       85,650         727,371       163,501       1,371,300       177,850       1,472,482
      Investor Class ...................      215,021       1,827,835     1,161,736       9,692,279     2,048,111      16,877,970
                                                        -------------                 -------------                 -------------
                                                            3,914,637                    15,016,162                    21,627,084
                                                        -------------                 -------------                 -------------
   Payment for shares redeemed
      Class A ..........................   (6,459,551)    (54,858,480)  (15,956,760)   (134,913,912)   (5,099,082)    (42,622,372)
      Class C ..........................     (286,169)     (2,431,086)     (296,600)     (2,497,606)      (73,946)       (600,681)
      Administrator Class ..............   (1,365,312)    (11,552,536)   (7,341,677)    (61,196,498)   (5,363,935)    (44,016,583)
      Institutional Class ..............   (5,150,365)    (43,731,255)  (11,173,875)    (94,519,924)   (5,109,471)    (42,851,823)
      Investor Class ...................   (6,368,955)    (54,092,204)  (15,628,588)   (130,664,972)  (29,897,417)   (247,481,342)
                                                        -------------                 -------------                 -------------
                                                         (166,665,561)                 (423,792,912)                 (377,572,801)
                                                        -------------                 -------------                 -------------

The accompanying notes are an integral part of these financial statements.

                     Wells Fargo Advantage Income Funds 163


Statements of Changes in Net Assets

                                                                   ULTRA SHORT-TERM INCOME FUND
                                           ---------------------------------------------------------------------------
                                                     For the                    For the                 For the
                                                   Period Ended                Year Ended              Year Ended
                                                August 31, 2010(3)            May 31, 2010            May 31, 2009
                                           ---------------------------   ---------------------   ---------------------
                                             SHARES                      SHARES                  SHARES
                                           ----------                    ------                  ------
CAPITAL SHARES TRANSACTIONS (continued)
   Net asset value of shares issued in
      acquisition
      Class A ..........................    4,557,046   $   38,657,865        0   $          0        0   $          0
      Class C ..........................      569,677        4,832,448        0              0        0              0
      Administrator Class ..............   10,233,395       86,499,948        0              0        0              0
                                                        --------------            ------------            ------------
                                                           129,990,261                       0                       0
                                                        --------------            ------------            ------------
   Net increase (decrease) in net assets
      resulting from capital share
      transactions .....................                   224,271,545             311,002,869            (112,760,518)
                                                        --------------            ------------            ------------
   Total increase (decrease) in net
   assets ..............................                   229,167,151             345,386,464            (168,172,136)
                                                        --------------            ------------            ------------
NET ASSETS
BEGINNING OF PERIOD ....................                   904,227,973             558,841,509             727,013,645
                                                        ==============            ============            ============
END OF PERIOD ..........................                $1,133,395,124            $904,227,973            $558,841,509
                                                        ==============            ============            ============
Undistributed net investment income ....                $       19,299            $     19,297            $      5,458
                                                        --------------            ------------            ------------

The accompanying notes are an integral part of these financial statements.

                     164 Wells Fargo Advantage Income Funds


                                                            Financial Highlights

                                         Beginning                 Net Realized    Distributions
                                         Net Asset      Net       and Unrealized      from Net
                                         Value Per   Investment     Gain (Loss)      Investment
                                           Share       Income     on Investments       Income
                                         ---------   ----------   --------------   -------------
ADJUSTABLE RATE GOVERNMENT FUND(3)
Class A
July 1, 2010 to August 31, 2010(4) ...     $ 9.11      0.02            0.02            (0.01)
July 1, 2009 to June 30, 2010 ........     $ 9.00      0.20            0.11            (0.20)
July 1, 2008 to June 30, 2009 ........     $ 9.15      0.32           (0.14)           (0.33)
July 1, 2007 to June 30, 2008 ........     $ 9.21      0.44(5)        (0.05)           (0.45)
July 1, 2006 to June 30, 2007 ........     $ 9.23      0.38            0.02            (0.42)
July 1, 2005 to June 30, 2006 ........     $ 9.34      0.29(5)        (0.05)           (0.31)
Class B
July 1, 2010 to August 31, 2010(4) ...     $ 9.11      0.00(15)        0.03            (0.00)
July 1, 2009 to June 30, 2010 ........     $ 9.00      0.13(5)         0.11            (0.13)
July 1, 2008 to June 30, 2009 ........     $ 9.15      0.26(5)        (0.14)           (0.27)
July 1, 2007 to June 30, 2008 ........     $ 9.21      0.37(5)        (0.05)           (0.38)
July 1, 2006 to June 30, 2007 ........     $ 9.23      0.32(5)         0.01            (0.35)
July 1, 2005 to June 30, 2006 ........     $ 9.34      0.23(5)        (0.06)           (0.24)
Class C
July 1, 2010 to August 31, 2010(4) ...     $ 9.11      0.00(15)        0.03            (0.00)
July 1, 2009 to June 30, 2010 ........     $ 9.00      0.14            0.10            (0.13)
July 1, 2008 to June 30, 2009 ........     $ 9.15      0.25           (0.13)           (0.27)
July 1, 2007 to June 30, 2008 ........     $ 9.21      0.37(5)        (0.05)           (0.38)
July 1, 2006 to June 30, 2007 ........     $ 9.23      0.32(5)         0.01            (0.35)
July 1, 2005 to June 30, 2006 ........     $ 9.34      0.23(5)        (0.06)           (0.24)
Administrator Class
July 30, 2010(7) to August 31, 2010 ..     $ 9.11      0.02            0.01            (0.00)
Institutional Class
July 1, 2010 to August 31, 2010(4) ...     $ 9.11      0.02            0.03            (0.02)
July 1, 2009 to June 30, 2010 ........     $ 9.00      0.23            0.10            (0.22)
July 1, 2008 to June 30, 2009 ........     $ 9.15      0.35           (0.14)           (0.36)
July 1, 2007 to June 30, 2008 ........     $ 9.21      0.46           (0.05)           (0.47)
July 1, 2006 to June 30, 2007 ........     $ 9.23      0.41            0.02            (0.45)
July 1, 2005 to June 30, 2006 ........     $ 9.34      0.32(5)        (0.05)           (0.34)
GOVERNMENT SECURITIES FUND
Class A
June 1, 2010 to August 31, 2010(8) ...     $10.89      0.06(5)         0.30            (0.09)
June 1, 2009 to May 31, 2010 .........     $10.71      0.29            0.39            (0.41)
June 1, 2008 to May 31, 2009(9) ......     $10.45      0.39(5)         0.34            (0.44)
June 1, 2007 to May 31, 2008 .........     $10.22      0.48            0.25            (0.50)
June 1, 2006 to May 31, 2007 .........     $10.15      0.48            0.09            (0.50)
June 1, 2005 to May 31, 2006 .........     $10.77      0.43           (0.51)           (0.48)
Class B
June 1, 2010 to August 31, 2010(8) ...     $10.89      0.04(5)         0.30            (0.07)
June 1, 2009 to May 31, 2010 .........     $10.70      0.24(5)         0.37            (0.33)
July 18, 2008(10) to May 31, 2009 ....     $10.32      0.27(5)         0.45            (0.31)
Class C
June 1, 2010 to August 31, 2010(8) ...     $10.89      0.04(5)         0.30            (0.07)
June 1, 2009 to May 31, 2010 .........     $10.70      0.23            0.38            (0.33)
June 1, 2008 to May 31, 2009 .........     $10.45      0.30(5)         0.35            (0.37)
June 1, 2007 to May 31, 2008 .........     $10.22      0.39            0.25            (0.41)
June 1, 2006 to May 31, 2007 .........     $10.15      0.40            0.09            (0.42)
June 1, 2005 to May 31, 2006 .........     $10.77      0.35           (0.50)           (0.41)
Administrator Class
June 1, 2010 to August 31, 2010(8) ...     $10.89      0.06(5)         0.30            (0.09)
June 1, 2009 to May 31, 2010 .........     $10.70      0.32            0.39            (0.43)
June 1, 2008 to May 31, 2009 .........     $10.45      0.41(5)         0.34            (0.47)
June 1, 2007 to May 31, 2008 .........     $10.22      0.49            0.26            (0.52)
June 1, 2006 to May 31, 2007 .........     $10.15      0.50            0.09            (0.52)
June 1, 2005 to May 31, 2006 .........     $10.77      0.48           (0.53)           (0.51)

PLEASE SEE FOOTNOTES ON P. 176

The accompanying notes are an integral part of these financial statements.

                     Wells Fargo Advantage Income Funds 165


Financial Highlights

                                             Ratio to Average Net Assets
                                                    (Annualized)
             Distributions     Ending    ----------------------------------
                from Net     Net Asset       Net                                          Portfolio    Net Assets at
Return of       Realized     Value Per   Investment     Gross       Net         Total      Turnover     End of Period
 Capital         Gains         Share       Income     Expenses   Expenses     Return(1)     Rate(2)   (000's omitted)
---------    -------------   ---------   ----------   --------   --------     ---------   ---------   ---------------


  (0.02)(5)       0.00        $ 9.12        1.18%     0.88%      0.74%          0.49%          0%        $  353,453
   0.00           0.00        $ 9.11        2.27%     0.73%      0.73%          3.51%         14%        $  271,853
   0.00           0.00        $ 9.00        3.61%     0.73%      0.73%          2.09%         41%        $  277,862
   0.00           0.00        $ 9.15        4.74%     0.98%(14)  0.94%(14)      4.30%         39%        $  270,482
   0.00           0.00        $ 9.21        4.18%     1.11%(14)  1.07%(14)      4.42%         29%        $  311,031
  (0.04)(5)       0.00        $ 9.23        3.13%     0.93%(14)  0.91%(14)      2.61%         16%        $  486,223

  (0.02)(5)       0.00        $ 9.12        0.24%     1.62%      1.49%          0.36%          0%        $   50,229
   0.00           0.00        $ 9.11        1.55%     1.48%      1.48%          2.73%         14%        $   52,414
   0.00           0.00        $ 9.00        2.95%     1.48%      1.48%          1.33%         41%        $   90,520
   0.00           0.00        $ 9.15        3.99%     1.70%(14)  1.70%(14)      3.53%         39%        $  183,596
   0.00           0.00        $ 9.21        3.45%     1.81%(14)  1.81%(14)      3.65%         29%        $  274,387
  (0.04)(5)       0.00        $ 9.23        2.45%     1.64%(14)  1.63%(14)      1.90%         16%        $  401,063

  (0.02)(5)       0.00        $ 9.12        0.23%     1.62%      1.51%          0.36%          0%        $  340,278
   0.00           0.00        $ 9.11        1.52%     1.48%      1.48%          2.73%         14%        $  349,562
   0.00           0.00        $ 9.00        2.88%     1.48%      1.48%          1.33%         41%        $  360,607
   0.00           0.00        $ 9.15        3.99%     1.70%(14)  1.70%(14)      3.53%         39%        $  395,703
   0.00           0.00        $ 9.21        3.45%     1.81%(14)  1.81%(14)      3.65%         29%        $  497,661
  (0.04)(5)       0.00        $ 9.23        2.43%     1.63%(14)  1.62%(14)      1.90%         16%        $  736,772

  (0.02)(5)       0.00        $ 9.12        2.01%     0.90%      0.62%          0.31%          0%        $       10

  (0.02)(5)       0.00        $ 9.12        1.21%     0.55%      0.49%          0.53%          0%        $  368,066
   0.00           0.00        $ 9.11        2.52%     0.48%      0.48%          3.76%         14%        $  389,075
   0.00           0.00        $ 9.00        3.91%     0.48%      0.48%          2.35%         41%        $  483,565
   0.00           0.00        $ 9.15        4.98%     0.70%(14)  0.70%(14)      4.57%         39%        $  890,857
   0.00           0.00        $ 9.21        4.47%     0.80%(14)  0.80%(14)      4.69%         29%        $1,361,685
  (0.04)(5)       0.00        $ 9.23        3.46%     0.64%(14)  0.63%(14)      2.92%         16%        $1,548,974


   0.00           0.00        $11.16        2.10%     0.86%      0.86%          3.29%         89%        $  326,800
   0.00          (0.09)       $10.89        2.71%     0.89%      0.89%          6.48%        194%        $  174,781
   0.00          (0.03)       $10.71        3.65%     0.90%      0.90%          7.17%        368%        $  181,342
   0.00           0.00        $10.45        4.54%     1.03%      0.90%          7.21%        263%        $   71,233
   0.00           0.00        $10.22        4.64%     1.06%      0.92%          5.71%        159%        $   59,760
   0.00          (0.06)       $10.15        4.14%     1.05%      0.95%         (0.74)%       207%        $   60,242

   0.00           0.00        $11.16        1.29%     1.60%      1.60%          3.10%         89%        $   11,495
   0.00          (0.09)       $10.89        2.09%     1.63%      1.63%          5.80%        194%        $    2,159
   0.00          (0.03)       $10.70        2.94%     1.65%      1.65%          7.00%        368%        $    5,297

   0.00           0.00        $11.16        1.35%     1.61%      1.61%          3.09%         89%        $   59,580
   0.00          (0.09)       $10.89        1.89%     1.64%      1.64%          5.78%        194%        $   34,927
   0.00          (0.03)       $10.70        2.78%     1.63%      1.63%          6.28%        368%        $   21,783
   0.00           0.00        $10.45        3.69%     1.77%      1.70%          6.36%        263%        $    2,595
   0.00           0.00        $10.22        3.87%     1.81%      1.70%          4.89%        159%        $    1,335
   0.00          (0.06)       $10.15        3.39%     1.80%      1.70%         (1.48)%       207%        $    1,370

   0.00           0.00        $11.16        2.30%     0.79%      0.67%          3.34%         89%        $  366,430
   0.00          (0.09)       $10.89        2.90%     0.81%      0.70%          6.78%        194%        $  243,760
   0.00          (0.03)       $10.70        3.86%     0.81%      0.70%          7.28%        368%        $  266,579
   0.00           0.00        $10.45        4.72%     0.85%      0.70%          7.42%        263%        $  123,993
   0.00           0.00        $10.22        4.87%     0.88%      0.70%          5.94%        159%        $  117,347
   0.00          (0.06)       $10.15        4.50%     0.88%      0.70%         (0.49)%       207%        $  102,434

                     166 Wells Fargo Advantage Income Funds


                                                            Financial Highlights


                                             Beginning                 Net Realized    Distributions
                                             Net Asset       Net      and Unrealized      from Net
                                             Value Per   Investment     Gain (Loss)     Investment
                                               Share       Income     on Investments      Income
                                             ---------   ----------   --------------   -------------
GOVERNMENT SECURITIES FUND (continued)

Institutional Class
June 1, 2010 to August 31, 2010(8) .......     $10.88      0.07(5)         0.30            (0.10)
June 1, 2009 to May 31, 2010 .............     $10.70      0.32(5)         0.41            (0.46)
June 1, 2008 to May 31, 2009 .............     $10.44      0.44(5)         0.34            (0.49)
June 1, 2007 to May 31, 2008 .............     $10.21      0.52            0.25            (0.54)
June 1, 2006 to May 31, 2007 .............     $10.14      0.54            0.08            (0.55)
June 1, 2005 to May 31, 2006 .............     $10.77      0.49           (0.53)           (0.53)
Investor Class
June 1, 2010 to August 31, 2010(8) .......     $10.90      0.06(5)         0.30            (0.09)
June 1, 2009 to May 31, 2010 .............     $10.71      0.29            0.40            (0.41)
June 1, 2008 to May 31, 2009 .............     $10.46      0.39(5)         0.33            (0.44)
June 1, 2007 to May 31, 2008 .............     $10.22      0.47            0.26            (0.49)
June 1, 2006 to May 31, 2007 .............     $10.16      0.47            0.09            (0.50)
June 1, 2005 to May 31, 2006 .............     $10.77      0.42           (0.49)           (0.48)

HIGH INCOME FUND

Class A
June 1, 2010 to August 31, 2010(8) .......     $ 6.90      0.13            0.24            (0.13)
June 1, 2009 to May 31, 2010 .............     $ 6.35      0.53            0.54            (0.52)
June 1, 2008 to May 31, 2009(9) ..........     $ 7.25      0.50           (0.90)           (0.50)
June 1, 2007 to May 31, 2008 .............     $ 7.89      0.53           (0.64)           (0.53)
June 1, 2006 to May 31, 2007 .............     $ 7.63      0.55            0.26            (0.55)
June 1, 2005 to May 31, 2006 .............     $ 7.63      0.53            0.02            (0.55)
Class B
June 1, 2010 to August 31, 2010(8) .......     $ 6.90      0.12            0.23            (0.12)
June 1, 2009 to May 31, 2010 .............     $ 6.35      0.48            0.54            (0.47)
July 18, 2008(10) to May 31, 2009 ........     $ 6.99      0.39           (0.64)           (0.39)
Class C
June 1, 2010 to August 31, 2010(8) .......     $ 6.90      0.12            0.24            (0.12)
June 1, 2009 to May 31, 2010 .............     $ 6.35      0.48            0.54            (0.47)
July 18, 2008(10) to May 31, 2009 ........     $ 6.99      0.39           (0.64)           (0.39)
Administrator Class
July 30, 2010(7) to August 31, 2010 ......     $ 7.23      0.04           (0.02)           (0.05)
Institutional Class
June 1, 2010 to August 31, 2010(8) .......     $ 6.96      0.14            0.24            (0.14)
June 1, 2009 to May 31, 2010 .............     $ 6.40      0.57            0.54            (0.55)
June 1, 2008 to May 31, 2009 .............     $ 7.31      0.53           (0.91)           (0.53)
June 1, 2007 to May 31, 2008 .............     $ 7.96      0.56           (0.65)           (0.56)
June 1, 2006 to May 31, 2007 .............     $ 7.70      0.59            0.26            (0.59)
June 1, 2005 to May 31, 2006 .............     $ 7.69      0.45            0.13            (0.58)
Investor Class
June 1, 2010 to August 31, 2010(8) .......     $ 6.93      0.13            0.23            (0.13)
June 1, 2009 to May 31, 2010 .............     $ 6.37      0.53            0.55            (0.52)
June 1, 2008 to May 31, 2009 .............     $ 7.28      0.50           (0.91)           (0.50)
June 1, 2007 to May 31, 2008 .............     $ 7.92      0.53           (0.64)           (0.53)
June 1, 2006 to May 31, 2007 .............     $ 7.66      0.55            0.26            (0.55)
June 1, 2005 to May 31, 2006 .............     $ 7.66      0.41            0.14            (0.55)

HIGH YIELD BOND FUND(11)
Class A
May 1, 2010 to August 31, 2010(12) .......     $ 3.10      0.08           (0.05)           (0.08)
May 1, 2009 to April 30, 2010 ............     $ 2.39      0.25            0.72            (0.26)
May 1, 2008 to April 30, 2009 ............     $ 3.13      0.27           (0.76)           (0.25)
May 1, 2007 to April 30, 2008 ............     $ 3.40      0.25           (0.28)           (0.24)
May 1, 2006 to April 30, 2007 ............     $ 3.31      0.24(5)         0.09            (0.24)
May 1, 2005 to April 30, 2006 ............     $ 3.32      0.23            0.00            (0.24)

PLEASE SEE FOOTNOTES ON P. 176

The accompanying notes are an integral part of these financial statements.

                     Wells Fargo Advantage Income Funds 167


                                                            Financial Highlights

                                             Ratio
                   Ending     to Average Net Assets (Annualized)
 Distributions   Net Asset   ------------------------------------               Portfolio    Net Assets at
   from Net      Value Per   Net Investment     Gross       Net       Total      Turnover    End of Period
Realized Gains     Share         Income       Expenses   Expenses   Return(1)    Rate(2)    (000's omitted)
--------------   ---------   --------------   --------   --------   ---------   ---------   ---------------



     0.00          $11.15         2.52%         0.52%      0.48%       3.39%        89%        $  531,890
    (0.09)         $10.88         3.06%         0.54%      0.48%       6.92%       194%        $  463,726
    (0.03)         $10.70         4.14%         0.56%      0.48%       7.62%       368%        $  313,486
     0.00          $10.44         4.96%         0.59%      0.48%       7.66%       263%        $  326,015
     0.00          $10.21         5.08%         0.61%      0.48%       6.17%       159%        $  236,424
    (0.06)         $10.14         4.60%         0.60%      0.48%      (0.37)%      207%        $   85,056

     0.00          $11.17         2.10%         0.90%      0.90%       3.28%        89%        $1,146,356
    (0.09)         $10.90         2.66%         0.94%      0.94%       6.53%       194%        $1,024,088
    (0.03)         $10.71         3.65%         0.94%      0.94%       7.02%       368%        $1,134,770
     0.00          $10.46         4.48%         1.16%      0.95%       7.26%       263%        $  869,009
     0.00          $10.22         4.59%         1.23%      0.97%       5.55%       159%        $  733,191
    (0.06)         $10.16         4.06%         1.22%      1.02%      (0.71)%      207%        $  836,567




     0.00          $ 7.14         7.52%         1.00%      0.90%       5.44%        11%        $  124,730
     0.00          $ 6.90         7.86%         1.03%      0.90%      17.20%        77%        $   99,515
     0.00          $ 6.35         8.13%         1.05%      0.89%      (5.07)%       52%        $  105,678
     0.00          $ 7.25         7.04%         1.19%      0.86%      (1.40)%       53%        $   10,471
     0.00          $ 7.89         7.07%         1.16%      0.86%      10.96%        82%        $  115,254
     0.00          $ 7.63         6.39%         1.17%      0.87%       7.34%        98%        $  113,433

     0.00          $ 7.13         6.66%         1.75%      1.65%       5.10%        11%        $    5,451
     0.00          $ 6.90         7.17%         1.78%      1.65%      16.33%        77%        $    4,564
     0.00          $ 6.35         7.35%         1.79%      1.65%      (3.11)%       52%        $    7,908

     0.00          $ 7.14         6.75%         1.75%      1.65%       5.25%        11%        $   30,332
     0.00          $ 6.90         7.04%         1.78%      1.65%      16.33%        77%        $   18,573
     0.00          $ 6.35         7.29%         1.79%      1.65%      (3.12)%       52%        $   13,460

     0.00          $ 7.20         7.78%         0.99%      0.84%       0.22%        11%        $       10

     0.00          $ 7.20         7.94%         0.67%      0.50%       5.52%        11%        $  197,158
     0.00          $ 6.96         8.18%         0.68%      0.50%      17.76%        77%        $  189,936
     0.00          $ 6.40         8.42%         0.70%      0.50%      (4.75)%       52%        $  119,004
     0.00          $ 7.31         8.15%         0.80%      0.48%      (1.06)%       53%        $   90,200
     0.00          $ 7.96         7.53%         0.75%      0.43%      11.39%        82%        $      242
     0.00          $ 7.70         5.83%         0.77%      0.43%       7.96%        98%        $    3,208

     0.00          $ 7.16         7.49%         1.04%      0.94%       5.27%        11%        $  322,015
     0.00          $ 6.93         7.76%         1.07%      0.95%      17.28%        77%        $  286,836
     0.00          $ 6.37         7.95%         1.10%      0.92%      (5.20)%       52%        $  231,308
     0.00          $ 7.28         7.08%         1.33%      0.86%      (1.35)%       53%        $  179,909
     0.00          $ 7.92         7.07%         1.33%      0.86%      10.95%        82%        $  230,287
     0.00          $ 7.66         5.41%         1.34%      0.86%       7.36%        98%        $  208,482



     0.00          $ 3.05         7.70%         1.06%      1.05%       0.99%        46%        $  281,044
     0.00          $ 3.10         8.96%         1.14%      1.13%      42.27%       129%        $  292,039
     0.00          $ 2.39        10.60%         1.22%      1.08%     (15.50)%      119%        $  217,199
     0.00          $ 3.13         7.82%         1.12%      1.07%      (0.92)%      110%        $  270,758
     0.00          $ 3.40         7.19%         1.10%      1.06%      10.35%        48%        $  335,411
     0.00          $ 3.31         6.95%         1.05%      1.04%       7.01%        67%        $  388,523

                     168 Wells Fargo Advantage Income Funds


                                                            Financial Highlights


                                           Beginning                 Net Realized    Distributions
                                           Net Asset       Net      and Unrealized      from Net
                                           Value Per   Investment     Gain (Loss)      Investment
                                             Share       Income     on Investments       Income
                                           ---------   ----------   --------------   -------------
HIGH YIELD BOND FUND(11) (continued)

Class B
May 1, 2010 to August 31, 2010(12) .....     $ 3.10      0.07          (0.05)            (0.07)
May 1, 2009 to April 30, 2010 ..........     $ 2.39      0.22           0.73             (0.24)
May 1, 2008 to April 30, 2009 ..........     $ 3.13      0.25(5)       (0.76)            (0.23)
May 1, 2007 to April 30, 2008 ..........     $ 3.40      0.22          (0.28)            (0.21)
May 1, 2006 to April 30, 2007 ..........     $ 3.31      0.21(5)        0.09             (0.21)
May 1, 2005 to April 30, 2006 ..........     $ 3.32      0.21(5)       (0.01)(6)         (0.21)
Class C
May 1, 2010 to August 31, 2010(12) .....     $ 3.10      0.07          (0.05)            (0.07)
May 1, 2009 to April 30, 2010 ..........     $ 2.39      0.23           0.72             (0.24)
May 1, 2008 to April 30, 2009 ..........     $ 3.13      0.25          (0.76)            (0.23)
May 1, 2007 to April 30, 2008 ..........     $ 3.40      0.22          (0.28)            (0.21)
May 1, 2006 to April 30, 2007 ..........     $ 3.31      0.21(5)        0.09             (0.21)
May 1, 2005 to April 30, 2006 ..........     $ 3.32      0.21          (0.01)(6)         (0.21)
Administrator Class
May 1, 2010 to August 31, 2010(12) .....     $ 3.10      0.08          (0.05)            (0.08)
May 1, 2009 to April 30, 2010 ..........     $ 2.39      0.26           0.72             (0.27)
May 1, 2008 to April 30, 2009 ..........     $ 3.13      0.28(5)       (0.76)            (0.26)
May 1, 2007 to April 30, 2008 ..........     $ 3.40      0.26          (0.29)            (0.24)
May 1, 2006 to April 30, 2007 ..........     $ 3.31      0.25(5)        0.09             (0.25)
May 1, 2005 to April 30, 2006 ..........     $ 3.32      0.24           0.00             (0.25)

INCOME PLUS FUND

Class A
June 1, 2010 to August 31, 2010(8) .....     $11.59      0.09(5)        0.44             (0.12)
June 1, 2009 to May 31, 2010 ...........     $10.82      0.37(5)        0.88             (0.48)
June 1, 2008 to May 31, 2009 ...........     $10.70      0.42(5)        0.15             (0.45)
June 1, 2007 to May 31, 2008 ...........     $10.65      0.48(5)        0.08             (0.51)
June 1, 2006 to May 31, 2007 ...........     $10.49      0.53(5)        0.19             (0.56)
June 1, 2005 to May 31, 2006 ...........     $10.99      0.47(5)       (0.37)            (0.60)
Class B
June 1, 2010 to August 31, 2010(8) .....     $11.61      0.07(5)        0.43             (0.10)
June 1, 2009 to May 31, 2010 ...........     $10.82      0.29(5)        0.89             (0.39)
June 1, 2008 to May 31, 2009 ...........     $10.70      0.35(5)        0.14             (0.37)
June 1, 2007 to May 31, 2008 ...........     $10.65      0.40(5)        0.08             (0.43)
June 1, 2006 to May 31, 2007 ...........     $10.49      0.35(5)        0.29             (0.48)
June 1, 2005 to May 31, 2006 ...........     $10.99      0.39(5)       (0.37)            (0.52)
Class C
June 1, 2010 to August 31, 2010(8) .....     $11.59      0.07(5)        0.44             (0.10)
June 1, 2009 to May 31, 2010 ...........     $10.82      0.29(5)        0.88             (0.40)
June 1, 2008 to May 31, 2009 ...........     $10.69      0.35(5)        0.15             (0.37)
June 1, 2007 to May 31, 2008 ...........     $10.65      0.40(5)        0.07             (0.43)
June 1, 2006 to May 31, 2007 ...........     $10.49      0.43(5)        0.21             (0.48)
June 1, 2005 to May 31, 2006 ...........     $10.99      0.39(5)       (0.37)            (0.52)
Administrator Class
July 30, 2010(7) to August 31, 2010 ....     $11.87      0.03(5)        0.14             (0.04)
Institutional Class
June 1, 2010 to August 31, 2010(8) .....     $11.60      0.10(5)        0.43             (0.13)
June 1, 2009 to May 31, 2010 ...........     $10.82      0.41(5)        0.88             (0.51)
July 18, 2008(10) to May 31, 2009 ......     $10.51      0.39(5)        0.36             (0.44)
Investor Class
June 1, 2010 to August 31, 2010(8) .....     $11.60      0.09(5)        0.43             (0.12)
June 1, 2009 to May 31, 2010 ...........     $10.82      0.37(5)        0.88             (0.47)
July 18, 2008(10) to May 31, 2009 ......     $10.51      0.36(5)        0.36             (0.41)

PLEASE SEE FOOTNOTES ON P. 176

The accompanying notes are an integral part of these financial statements.

                     Wells Fargo Advantage Income Funds 169


                                                            Financial Highlights

                 Ratio to Average Net Assets
 Ending                 (Annualized)
Net Asset   ------------------------------------               Portfolio    Net Assets at
Value Per   Net Investment     Gross       Net       Total      Turnover    End of Period
  Share         Income       Expenses   Expenses   Return(1)    Rate(2)    (000's omitted)
---------   --------------   --------   --------   ---------   ---------   ---------------



  $ 3.05         6.98%         1.81%       1.81%      0.74%        46%         $ 50,671
  $ 3.10         8.29%         1.89%       1.88%     41.23%       129%         $ 54,017
  $ 2.39         9.70%         1.97%       1.83%    (16.13)%      119%         $ 58,429
  $ 3.13         7.06%         1.82%       1.82%     (1.65)%      110%         $108,327
  $ 3.40         6.46%         1.80%       1.80%      9.55%        48%         $150,609
  $ 3.31         6.25%         1.75%       1.75%      6.27%        67%         $176,663

  $ 3.05         6.97%         1.81%       1.81%      0.74%        46%         $104,954
  $ 3.10         8.21%         1.89%       1.88%     41.23%       129%         $106,886
  $ 2.39         9.79%         1.97%       1.83%    (16.13)%      119%         $ 78,995
  $ 3.13         7.06%         1.82%       1.82%     (1.65)%      110%         $118,638
  $ 3.40         6.46%         1.80%       1.80%      9.55%        48%         $161,941
  $ 3.31         6.25%         1.75%       1.75%      6.27%        67%         $201,975

  $ 3.05         7.95%         0.87%       0.81%      1.07%        46%         $ 48,709
  $ 3.10         9.17%         0.89%       0.88%     42.62%       129%         $ 93,639
  $ 2.39        11.89%         0.94%       0.80%    (15.28)%      119%         $ 68,991
  $ 3.13         8.05%         0.82%       0.82%     (0.66)%      110%         $ 25,729
  $ 3.40         7.42%         0.80%       0.80%     10.65%        48%         $ 27,147
  $ 3.31         7.23%         0.75%       0.75%      7.33%        67%         $ 50,365




  $12.00         3.07%         0.91%       0.88%      4.62%        84%         $261,227
  $11.59         3.29%         1.03%       0.90%     11.74%       187%         $130,382
  $10.82         4.01%         1.05%       0.90%      5.52%       455%         $ 94,938
  $10.70         4.50%         1.35%       1.00%      5.37%       245%         $ 43,481
  $10.65         4.96%         1.34%       1.00%      7.04%       205%         $ 37,526
  $10.49         4.38%         1.29%       1.00%      0.97%       171%         $ 38,995

  $12.01         2.33%         1.65%       1.62%      4.31%        84%         $  6,140
  $11.61         2.54%         1.78%       1.65%     11.04%       187%         $  1,839
  $10.82         3.30%         1.80%       1.65%      4.69%       455%         $  3,937
  $10.70         3.75%         2.10%       1.75%      4.58%       245%         $  7,067
  $10.65         4.24%         2.09%       1.75%      6.24%       205%         $ 10,682
  $10.49         3.61%         2.04%       1.75%      0.21%       171%         $ 14,833

  $12.00         2.32%         1.66%       1.63%      4.42%        84%         $ 30,253
  $11.59         2.53%         1.78%       1.65%     10.93%       187%         $ 14,533
  $10.82         3.32%         1.80%       1.65%      4.85%       455%         $  7,242
  $10.69         3.75%         2.10%       1.75%      4.50%       245%         $  4,870
  $10.65         4.23%         2.09%       1.75%      6.24%       205%         $  4,633
  $10.49         3.63%         2.04%       1.75%      0.21%       171%         $  5,581

  $12.00         3.31%         0.86%       0.86%      1.43%        84%         $     10

  $12.00         3.36%         0.59%       0.56%      4.71%        84%         $147,102
  $11.60         3.58%         0.68%       0.61%     12.06%       187%         $112,163
  $10.82         4.29%         0.69%       0.61%      7.29%       455%         $ 97,574

  $12.00         3.00%         0.97%       0.92%      4.52%        84%         $198,176
  $11.60         3.25%         1.07%       0.94%     11.79%       187%         $188,551
  $10.82         3.94%         1.08%       0.94%      6.99%       455%         $177,010

                     170 Wells Fargo Advantage Income Funds


                                                            Financial Highlights

                                           Beginning                 Net Realized    Distributions
                                           Net Asset      Net       and Unrealized     from Net
                                           Value Per   Investment     Gain (Loss)     Investment
                                             Share       Income     on Investments      Income
                                           ---------   ----------   --------------   -------------
SHORT DURATION GOVERNMENT BOND FUND
Class A
June 1, 2010 to August 31, 2010(8) .....     $10.41      0.05            0.08           (0.07)
June 1, 2009 to May 31, 2010 ...........     $10.30      0.19(5)         0.20           (0.28)
June 1, 2008 to May 31, 2009 ...........     $10.01      0.37            0.32           (0.40)
June 1, 2007 to May 31, 2008 ...........     $ 9.85      0.40            0.18           (0.42)
June 1, 2006 to May 31, 2007 ...........     $ 9.81      0.39            0.06           (0.41)
June 1, 2005 to May 31, 2006 ...........     $10.01      0.33(5)        (0.18)          (0.35)
Class B
June 1, 2010 to August 31, 2010(8) .....     $10.42      0.03            0.08           (0.05)
June 1, 2009 to May 31, 2010 ...........     $10.31      0.14(5)         0.18           (0.21)
June 1, 2008 to May 31, 2009 ...........     $10.01      0.30            0.32           (0.32)
June 1, 2007 to May 31, 2008 ...........     $ 9.86      0.33            0.16           (0.34)
June 1, 2006 to May 31, 2007 ...........     $ 9.81      0.33            0.06           (0.34)
June 1, 2005 to May 31, 2006 ...........     $10.02      0.25(5)        (0.19)          (0.27)
Class C
June 1, 2010 to August 31, 2010(8) .....     $10.43      0.03            0.07           (0.05)
June 1, 2009 to May 31, 2010 ...........     $10.32      0.11(5)         0.20           (0.20)
June 1, 2008 to May 31, 2009 ...........     $10.02      0.34            0.28           (0.32)
June 1, 2007 to May 31, 2008 ...........     $ 9.87      0.31            0.18           (0.34)
June 1, 2006 to May 31, 2007 ...........     $ 9.82      0.30            0.09           (0.34)
June 1, 2005 to May 31, 2006 ...........     $10.03      0.25(5)        (0.19)          (0.27)
Administrator Class
June 1, 2010 to August 31, 2010(8) .....     $10.42      0.05            0.08           (0.07)
June 1, 2009 to May 31, 2010 ...........     $10.32      0.22(5)         0.19           (0.31)
June 1, 2008 to May 31, 2009 ...........     $10.02      0.39            0.33           (0.42)
June 1, 2007 to May 31, 2008 ...........     $ 9.86      0.42            0.18           (0.44)
June 1, 2006 to May 31, 2007 ...........     $ 9.82      0.42            0.06           (0.44)
June 1, 2005 to May 31, 2006 ...........     $10.03      0.35(5)        (0.19)          (0.37)
Institutional Class
June 1, 2010 to August 31, 2010(8) .....     $10.43      0.06            0.07           (0.08)
June 1, 2009 to May 31, 2010 ...........     $10.32      0.31(5)         0.13           (0.33)
June 1, 2008 to May 31, 2009 ...........     $10.02      0.41            0.33           (0.44)
June 1, 2007 to May 31, 2008 ...........     $ 9.86      0.44            0.18           (0.46)
June 1, 2006 to May 31, 2007 ...........     $ 9.82      0.44            0.06           (0.46)
June 1, 2005 to May 31, 2006 ...........     $10.03      0.38(5)        (0.20)          (0.39)

SHORT-TERM BOND FUND

Class A
June 1, 2010 to August 31, 2010(8) .....     $ 8.66      0.05            0.07           (0.05)
June 1, 2009 to May 31, 2010 ...........     $ 8.23      0.23            0.46           (0.26)
June 1, 2008 to May 31, 2009(9) ........     $ 8.38      0.32           (0.15)          (0.32)
June 1, 2007 to May 31, 2008 ...........     $ 8.49      0.40           (0.11)          (0.40)
June 1, 2006 to May 31, 2007 ...........     $ 8.47      0.40            0.03           (0.41)
June 1, 2005 to May 31, 2006 ...........     $ 8.62      0.35           (0.13)          (0.37)
Class C
June 1, 2010 to August 31, 2010(8) .....     $ 8.65      0.03            0.08           (0.03)
June 1, 2009 to May 31, 2010 ...........     $ 8.22      0.16            0.46           (0.19)
June 1, 2008 to May 31, 2009 ...........     $ 8.37      0.26           (0.15)          (0.26)
March 31, 2008(13) to May 31, 2008 .....     $ 8.45      0.05           (0.08)          (0.05)
Institutional Class
June 1, 2010 to August 31, 2010(8) .....     $ 8.66      0.06            0.08           (0.06)
June 1, 2009 to May 31, 2010 ...........     $ 8.24      0.25            0.45           (0.28)
June 1, 2008 to May 31, 2009 ...........     $ 8.39      0.35           (0.15)          (0.35)
June 1, 2007 to May 31, 2008 ...........     $ 8.49      0.43           (0.10)          (0.43)
June 1, 2006 to May 31, 2007 ...........     $ 8.48      0.44            0.01           (0.44)
June 1, 2005 to May 31, 2006 ...........     $ 8.63      0.39           (0.14)          (0.40)

PLEASE SEE FOOTNOTES ON P. 176

The accompanying notes are an integral part of these financial statements.

                     Wells Fargo Advantage Income Funds 171


                                                            Financial Highlights

                Ratio to Average Net Assets
 Ending                 (Annualized)
Net Asset   ------------------------------------               Portfolio    Net Assets at
Value Per   Net Investment     Gross       Net       Total      Turnover    End of Period
  Share         Income       Expenses   Expenses   Return(1)    Rate(2)    (000's omitted)
---------   --------------   --------   --------   ---------   ---------   ---------------



  $10.47         1.85%         0.86%      0.84%       1.23%       135%         $181,951
  $10.41         1.86%         0.88%      0.85%       3.85%       501%         $162,737
  $10.30         3.61%         0.94%      0.85%       7.05%       277%         $105,430
  $10.01         4.02%         1.11%      0.85%       5.95%       210%         $ 66,495
  $ 9.85         4.04%         1.10%      0.85%       4.69%       493%         $ 77,602
  $ 9.81         3.30%         1.08%      0.85%       1.51%       316%         $ 77,886

  $10.48         1.07%         1.62%      1.59%       1.04%       135%         $  1,548
  $10.42         1.30%         1.66%      1.60%       3.08%       501%         $  1,760
  $10.31         2.90%         1.69%      1.60%       6.36%       277%         $  4,779
  $10.01         3.29%         1.86%      1.60%       5.06%       210%         $  7,260
  $ 9.86         3.29%         1.85%      1.60%       4.01%       493%         $ 12,230
  $ 9.81         2.55%         1.83%      1.60%       0.66%       316%         $ 18,338

  $10.48         1.10%         1.62%      1.59%       0.94%       135%         $ 72,124
  $10.43         1.01%         1.65%      1.60%       3.06%       501%         $ 65,664
  $10.32         2.82%         1.69%      1.60%       6.34%       277%         $ 18,009
  $10.02         3.28%         1.86%      1.60%       5.06%       210%         $  7,087
  $ 9.87         3.29%         1.85%      1.60%       4.01%       493%         $  8,440
  $ 9.82         2.54%         1.83%      1.60%       0.66%       316%         $ 11,540

  $10.48         2.06%         0.79%      0.60%       1.29%       135%         $435,363
  $10.42         2.13%         0.80%      0.60%       4.01%       501%         $505,432
  $10.32         3.89%         0.84%      0.60%       7.42%       277%         $356,409
  $10.02         4.26%         0.93%      0.60%       6.21%       210%         $246,592
  $ 9.86         4.28%         0.92%      0.60%       4.95%       493%         $310,530
  $ 9.82         3.55%         0.90%      0.60%       1.67%       316%         $401,837

  $10.48         2.27%         0.53%      0.42%       1.24%       135%         $572,274
  $10.43         2.98%         0.55%      0.42%       4.30%       501%         $489,762
  $10.32         4.02%         0.59%      0.42%       7.61%       277%         $248,124
  $10.02         4.42%         0.67%      0.42%       6.40%       210%         $ 87,784
  $ 9.86         4.48%         0.65%      0.42%       5.13%       493%         $ 55,973
  $ 9.82         3.89%         0.63%      0.42%       1.85%       316%         $ 27,172




  $ 8.73         2.05%         0.89%      0.80%       1.37%        11%         $ 47,121
  $ 8.66         2.64%         0.93%      0.80%       8.43%        45%         $ 41,369
  $ 8.23         3.86%         0.95%      0.80%       2.14%        50%         $ 16,456
  $ 8.38         4.69%         1.09%      0.81%       3.50%        47%         $ 11,904
  $ 8.49         4.77%         1.10%      0.85%       5.18%        38%         $  6,938
  $ 8.47         4.14%         1.09%      0.85%       2.60%        28%         $  6,035

  $ 8.73         1.28%         1.65%      1.55%       1.29%        11%         $ 14,299
  $ 8.65         1.70%         1.68%      1.55%       7.61%        45%         $ 11,050
  $ 8.22         2.72%         1.67%      1.53%       1.35%        50%         $  1,199
  $ 8.37         3.56%         1.85%      1.58%      (0.37)%       47%         $     10

  $ 8.74         2.38%         0.56%      0.48%       1.57%        11%         $292,080
  $ 8.66         2.84%         0.58%      0.48%       8.65%        45%         $285,559
  $ 8.24         4.22%         0.59%      0.48%       2.47%        50%         $ 77,900
  $ 8.39         5.08%         0.64%      0.48%       3.97%        47%         $ 87,101
  $ 8.49         5.14%         0.65%      0.48%       5.45%        38%         $ 80,153
  $ 8.48         4.54%         0.64%      0.48%       2.98%        28%         $ 66,350

                     172 Wells Fargo Advantage Income Funds


                                                            Financial Highlights

                                           Beginning                 Net Realized    Distributions
                                           Net Asset      Net       and Unrealized     from Net
                                           Value Per   Investment     Gain (Loss)      Investment
                                             Share       Income     on Investments       Income
                                           ---------   ----------   --------------   -------------
SHORT-TERM BOND FUND (continued)
Investor Class
June 1, 2010 to August 31, 2010(8) .....     $8.66       0.05            0.07           (0.05)
June 1, 2009 to May 31, 2010 ...........     $8.23       0.23            0.45           (0.25)
June 1, 2008 to May 31, 2009 ...........     $8.38       0.32           (0.15)          (0.32)
June 1, 2007 to May 31, 2008 ...........     $8.48       0.40           (0.10)          (0.40)
June 1, 2006 to May 31, 2007 ...........     $8.47       0.40            0.02           (0.41)
June 1, 2005 to May 31, 2006 ...........     $8.62       0.35           (0.13)          (0.37)

SHORT-TERM HIGH YIELD BOND FUND

Class A
June 1, 2010 to August 31, 2010(8) .....     $8.09       0.11            0.09           (0.11)
June 1, 2009 to May 31, 2010 ...........     $7.82       0.45            0.26           (0.44)
June 1, 2008 to May 31, 2009(9) ........     $8.31       0.40           (0.49)          (0.40)
June 1, 2007 to May 31, 2008 ...........     $8.54       0.47           (0.23)          (0.47)
June 1, 2006 to May 31, 2007 ...........     $8.49       0.49            0.05           (0.49)
June 1, 2005 to May 31, 2006 ...........     $8.51       0.43           (0.02)          (0.43)
Class C
June 1, 2010 to August 31, 2010(8) .....     $8.09       0.09            0.09           (0.09)
June 1, 2009 to May 31, 2010 ...........     $7.82       0.38            0.26           (0.37)
June 1, 2008 to May 31, 2009 ...........     $8.31       0.34           (0.49)          (0.34)
March 31, 2008(13) to May 31, 2008 .....     $8.22       0.06            0.09           (0.06)
Administrator Class
July 30, 2010(7) to August 31, 2010 ....     $8.18       0.03(5)         0.00           (0.03)
Investor Class
June 1, 2010 to August 31, 2010(8) .....     $8.09       0.11            0.08           (0.10)
June 1, 2009 to May 31, 2010 ...........     $7.82       0.44            0.26           (0.43)
June 1, 2008 to May 31, 2009 ...........     $8.31       0.40           (0.49)          (0.40)
June 1, 2007 to May 31, 2008 ...........     $8.54       0.47           (0.23)          (0.47)
June 1, 2006 to May 31, 2007 ...........     $8.49       0.49            0.05           (0.49)
June 1, 2005 to May 31, 2006 ...........     $8.52       0.44           (0.03)          (0.44)

ULTRA SHORT-TERM INCOME FUND

Class A
June 1, 2010 to August 31, 2010(8) .....     $8.48       0.04            0.04           (0.04)
June 1, 2009 to May 31, 2010 ...........     $8.03       0.17            0.48           (0.20)
June 1, 2008 to May 31, 2009(9) ........     $8.71       0.31           (0.68)          (0.31)
June 1, 2007 to May 31, 2008 ...........     $9.09       0.43           (0.37)          (0.44)
June 1, 2006 to May 31, 2007 ...........     $9.12       0.47           (0.02)          (0.48)
June 1, 2005 to May 31, 2006 ...........     $9.17       0.39           (0.02)          (0.42)
Class C
June 1, 2010 to August 31, 2010(8) .....     $8.48       0.02            0.04           (0.02)
June 1, 2009 to May 31, 2010 ...........     $8.03       0.12            0.47           (0.14)
July 18, 2008(10) to May 31, 2009 ......     $8.57       0.21           (0.54)          (0.21)
Administrator Class
June 1, 2010 to August 31, 2010(8) .....     $8.45       0.04            0.03           (0.04)
June 1, 2009 to May 31, 2010 ...........     $8.00       0.19            0.46           (0.20)
June 1, 2008 to May 31, 2009 ...........     $8.68       0.32           (0.68)          (0.32)
June 1, 2007 to May 31, 2008 ...........     $9.06       0.46           (0.38)          (0.46)
June 1, 2006 to May 31, 2007 ...........     $9.09       0.49           (0.02)          (0.50)
June 1, 2005 to May 31, 2006 ...........     $9.16       0.41           (0.05)          (0.43)
Institutional Class
June 1, 2010 to August 31, 2010(8) .....     $8.48       0.04            0.04           (0.05)
June 1, 2009 to May 31, 2010 ...........     $8.03       0.19            0.49           (0.23)
June 1, 2008 to May 31, 2009 ...........     $8.71       0.33           (0.67)          (0.34)
June 1, 2007 to May 31, 2008 ...........     $9.09       0.47           (0.37)          (0.48)
June 1, 2006 to May 31, 2007 ...........     $9.12       0.51           (0.02)          (0.52)
June 1, 2005 to May 31, 2006 ...........     $9.17       0.43           (0.02)          (0.46)

PLEASE SEE FOOTNOTES ON P. 176

The accompanying notes are an integral part of these financial statements.

                     Wells Fargo Advantage Income Funds 173


                                                            Financial Highlights

                 Ratio to Average Net Assets
 Ending                 (Annualized)
Net Asset   ------------------------------------               Portfolio    Net Assets at
Value Per   Net Investment     Gross       Net       Total      Turnover    End of Period
  Share         Income       Expenses   Expenses   Return(1)    Rate(2)    (000's omitted)
---------   --------------   --------   --------   ---------   ---------   ---------------



  $8.73          2.02%         0.94%      0.84%      1.36%        11%          $266,746
  $8.66          2.73%         0.99%      0.85%      8.38%        45%          $267,625
  $8.23          3.87%         0.99%      0.85%      2.09%        50%          $250,572
  $8.38          4.70%         1.23%      0.87%      3.57%        47%          $268,790
  $8.48          4.71%         1.27%      0.90%      5.01%        38%          $299,346
  $8.47          4.10%         1.26%      0.90%      2.55%        28%          $396,633




  $8.18          5.14%         1.01%      0.81%      2.43%        15%          $235,754
  $8.09          5.50%         1.03%      0.81%      9.17%        40%          $212,688
  $7.82          5.27%         1.08%      0.81%     (0.89)%       46%          $110,451
  $8.31          5.70%         1.20%      0.86%      2.98%        59%          $ 15,781
  $8.54          5.70%         1.22%      0.86%      6.48%        50%          $ 22,076
  $8.49          5.05%         1.20%      0.95%      4.94%        60%          $ 30,637

  $8.18          4.39%         1.76%      1.56%      2.24%        15%          $ 36,050
  $8.09          4.69%         1.78%      1.56%      8.35%        40%          $ 32,985
  $7.82          4.50%         1.76%      1.56%     (1.70)%       46%          $ 11,096
  $8.31          4.37%         1.97%      1.56%      2.48%        59%          $     18

  $8.18          4.39%         0.89%      0.64%      0.39%        15%          $     60

  $8.18          5.10%         1.05%      0.85%      2.42%        15%          $177,946
  $8.09          5.49%         1.07%      0.86%      9.12%        40%          $165,759
  $7.82          5.20%         1.13%      0.84%     (0.91)%       46%          $128,789
  $8.31          5.69%         1.34%      0.86%      2.98%        59%          $ 70,420
  $8.54          5.70%         1.39%      0.86%      6.48%        50%          $ 96,071
  $8.49          5.15%         1.37%      0.86%      4.90%        60%          $100,379




  $8.52          1.62%         0.88%      0.70%      0.94%         9%          $208,845
  $8.48          1.98%         0.91%      0.70%      8.22%        45%          $154,016
  $8.03          3.70%         0.93%      0.70%     (4.27)%       32%          $ 44,163
  $8.71          4.89%         1.08%      0.73%      0.68%        48%          $ 42,615
  $9.09          5.13%         1.06%      0.80%      5.06%        28%          $ 44,858
  $9.12          4.23%         1.06%      0.80%      4.06%        26%          $ 50,913

  $8.52          0.88%         1.63%      1.45%      0.75%         9%          $ 21,226
  $8.48          1.30%         1.67%      1.45%      7.41%        45%          $ 16,519
  $8.03          2.77%         1.64%      1.45%     (3.85)%       32%          $  4,775

  $8.48          1.65%         0.79%      0.55%      0.86%         9%          $205,587
  $8.45          2.32%         0.81%      0.55%      8.41%        45%          $ 82,835
  $8.00          3.77%         0.81%      0.55%     (4.15)%       32%          $ 59,184
  $8.68          5.03%         0.90%      0.57%      0.84%        48%          $ 28,254
  $9.06          5.36%         0.88%      0.60%      5.27%        28%          $ 17,003
  $9.09          4.51%         0.88%      0.60%      4.03%        26%          $  6,114

  $8.51          2.01%         0.54%      0.35%      1.03%         9%          $260,747
  $8.48          2.26%         0.57%      0.35%      8.48%        45%          $197,087
  $8.03          4.09%         0.59%      0.35%     (3.93)%       32%          $ 27,680
  $8.71          5.24%         0.63%      0.35%      1.07%        48%          $ 61,898
  $9.09          5.57%         0.61%      0.35%      5.54%        28%          $ 42,757
  $9.12          4.65%         0.61%      0.35%      4.53%        26%          $ 48,259

                     174 Wells Fargo Advantage Income Funds


                                                            Financial Highlights

                                           Beginning                 Net Realized    Distributions
                                           Net Asset       Net      and Unrealized      from Net
                                           Value Per   Investment     Gain (Loss)     Investment
                                             Share       Income     on Investments       Income
                                           ---------   ----------   --------------   -------------
ULTRA SHORT-TERM INCOME FUND (continued)
Investor Class
June 1, 2010 to August 31, 2010(8) .....     $8.48        0.04           0.04           (0.04)
June 1, 2009 to May 31, 2010 ...........     $8.03        0.18           0.47           (0.20)
June 1, 2008 to May 31, 2009 ...........     $8.71        0.31          (0.68)          (0.31)
June 1, 2007 to May 31, 2008 ...........     $9.09        0.43          (0.37)          (0.44)
June 1, 2006 to May 31, 2007 ...........     $9.12        0.47          (0.02)          (0.48)
June 1, 2005 to May 31, 2006 ...........     $9.17        0.38          (0.02)          (0.41)

PLEASE SEE FOOTNOTES ON P. 176

The accompanying notes are an integral part of these financial statements.

                     Wells Fargo Advantage Income Funds 175


Financial Highlights

 Ending     Ratio to Average Net Assets (Annualized)
Net Asset   ----------------------------------------               Portfolio    Net Assets at
Value Per   Net Investment      Gross          Net       Total      Turnover     End of Period
  Share         Income         Expenses     Expenses   Return(1)     Rate(2)   (000's omitted)
---------   --------------   -----------   ---------   ---------   ---------   ---------------


  $8.52          1.66%          0.92%        0.74%       0.93%         9%         $436,991
  $8.48          2.16%          0.98%        0.75%       8.18%        45%         $453,772
  $8.03          3.69%          0.99%        0.75%      (4.32)%       32%         $423,039
  $8.71          4.86%          1.21%        0.78%       0.64%        48%         $594,246
  $9.09          5.10%          1.23%        0.84%       5.02%        28%         $718,019
  $9.12          4.17%          1.23%        0.84%       4.02%        26%         $810,961

                     176 Wells Fargo Advantage Income Funds


                                                            Financial Highlights

----------
(1.) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

(2.) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

(3.) After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Adjustable Rate Fund. Evergreen Adjustable Rate Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to July 12, 2010 are those of Evergreen Adjustable Rate Fund.

(4.) For the two months ended August 31, 2010. The Fund changed it fiscal year end from June 30 to August 31, effective August 31, 2010.

(5.) Calculated based upon average shares outstanding.

(6.) The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of the portfolio.

(7.) Administrator Class commenced operations on July 30, 2010.

(8.) For the three months ended August 31, 2010. The Fund changed it fiscal year end from May 31 to August 31, effective August 31, 2010.

(9.) On June 20, 2008, Advisor Class was renamed to Class A.

(10.) Class commenced operations on July 18, 2008.

(11.) After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen High Income Fund. Evergreen High Income Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to July 12, 2010 are those of Evergreen High Income Fund.

(12.) For the four months ended August 31, 2010. The Fund changed it fiscal year end from April 30 to August 31, effective August 31, 2010.

(13.) Class commenced operations on March 31, 2008.

(14.) Ratios include interest and fee expense relating to borrowings and/or leverage transactions as follows:

Year ended June 30, 2008   0.25%
Year ended June 30, 2007   0.36%
Year ended June 30, 2006   0.18%

(15.) Amount represents less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

                     Wells Fargo Advantage Income Funds 177


Notes to Financial Statements

1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). These financial statements report on the following funds: Wells Fargo Advantage Adjustable Rate Government Fund ("Adjustable Rate Government Fund"), Wells Fargo Advantage Government Securities Fund ("Government Securities Fund"), Wells Fargo Advantage High Income Fund ("High Income Fund"), Wells Fargo Advantage High Yield Bond Fund ("High Yield Bond Fund"), Wells Fargo Advantage Income Plus Fund ("Income Plus Fund"), Wells Fargo Advantage Short Duration Government Bond Fund ("Short Duration Government Bond Fund"), Wells Fargo Advantage Short-Term Bond Fund ("Short-Term Bond Fund"), Wells Fargo Advantage Short-Term High Yield Bond Fund ("Short-Term High Yield Bond Fund") and Wells Fargo Advantage Ultra Short-Term Income Fund ("Ultra Short-Term Income Fund") (each, a "Fund", collectively, the "Funds"). Each Fund is a diversified series of the Trust.

After the close of business on July 9, 2010, the net assets of various Evergreen Funds were acquired by various Wells Fargo Advantage Funds, which were created to receive the assets of the respective Evergreen Fund, in an exchange for shares of the Wells Fargo Advantage Fund. As the various Evergreen Funds contributed all of the net assets and shareholders to the newly created Wells Fargo Advantage Funds, the accounting and performance history of the Evergreen Fund has been carried forward in the financial statements contained herein.

WELLS FARGO ADVANTAGE FUND           Acquired Evergreen Fund
-------------------------------   ------------------------------
ADJUSTABLE RATE GOVERNMENT FUND   Evergreen Adjustable Rate Fund
HIGH YIELD BOND FUND              Evergreen High Income Fund

Class A, Class B, Class C, Class I and Class IS shares of Evergreen Adjustable Rate Fund received Class A, Class B, Class C, Institutional Class and Class A shares, respectively, of Adjustable Rate Government Fund in the reorganization.

Class A, Class B, Class C and Class I shares of Evergreen High Income Fund received Class A, Class B, Class C and Administrator Class shares, respectively, of the High Yield Bond Fund in the reorganization.

Also, after the close of business on July 9, 2010, the net assets of an Evergreen Fund or a Wells Fargo Advantage Fund were acquired by various Wells Fargo Advantage Funds, in an exchange for shares of the Wells Fargo Advantage Fund.

WELLS FARGO ADVANTAGE FUND                        Acquired Fund
-------------------------------   -------------------------------------------
GOVERNMENT SECURITIES FUND        Evergreen U.S. Government Fund
HIGH INCOME FUND                  Wells Fargo Advantage Strategic Income Fund
INCOME PLUS FUND                  Evergreen Core Plus Bond Fund
ULTRA SHORT-TERM INCOME FUND      Wells Fargo Advantage Stable Income Fund

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Funds should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

SECURITIES VALUATION

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. This service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' fair values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods

                     178 Wells Fargo Advantage Income Funds


                                                   Notes to Financial Statements

which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics and general market conditions.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and loses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that

                     Wells Fargo Advantage Income Funds 179


Notes to Financial Statements

such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

FORWARD FOREIGN CURRENCY CONTRACTS

Certain Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund's maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty.

SECURITY LOANS

The Funds may lend their securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. A Fund continues to receive interest or dividends on the securities loaned. A Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, a Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Funds lend their securities through an unaffiliated securities lending agent. Cash collateral received in connection with their securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the "Cash Collateral Fund"). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC ("Funds Management") and is sub-advised by Wells Capital Management Incorporated ("Wells Capital Management"). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-advisor. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Prior to April 1, 2010, Wells Fargo Bank, N.A. acted as the securities lending agent for the Government Securities Fund, High Income Fund, Income Plus Fund, Short Duration Government Bond Fund, Short-Term Bond Fund, Short-Term High Yield Bond Fund and Ultra Short-Term Income Fund and was entitled to receive for its services 25% of the revenues earned on the securities lending activities. Wells Fargo Bank, N.A. waived its share of revenues earned on securities lending activities. Such waivers by Wells Fargo Bank, N.A. had the impact of increasing securities lending income on the Statements of Operations. The value of the securities on loan and the liability to return the collateral are shown on the Statements of Assets and Liabilities.

In a securities lending transaction, the net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by a Fund fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Funds' former securities lending agent, as the various participating Funds' lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various Funds' ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Funds recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment

                     180 Wells Fargo Advantage Income Funds


                                                   Notes to Financial Statements

vehicles among all funds participating in securities lending ("side pocketing") based on each Fund's percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each Fund's ownership of defaulted or impaired structured investment vehicle in the joint account based on each such Fund's percentage ownership of the joint account as of such date.

WHEN-ISSUED TRANSACTIONS

Each Fund may purchase securities on a forward commitment or 'when-issued' basis. A Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

TERM LOANS

Each Fund may invest in term loans. A Fund records an investment when the borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Fund assumes the credit risk of the borrower. There could be potential loss to the Fund in the event of default by the borrower.

FUTURES CONTRACTS

Certain Funds may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Funds may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

TBA SALE COMMITMENTS

A Fund may enter into To Be Announced ("TBA") sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Securities valuation". The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

INFLATION-INDEXED BONDS AND TIPS

Certain Funds may invest in inflation-indexed bonds, including Treasury Inflation-Protected Securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain

                     Wells Fargo Advantage Income Funds 181


Notes to Financial Statements

interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

CREDIT DEFAULT SWAPS

Certain Funds may be subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into credit default swap contracts for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or for investment gains. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index. Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name's weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring. The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates. The maximum potential amount of future payments (undiscounted) that the Fund as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract. The Fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund's exposure to the counterparty.

If the Fund is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of protection the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index. If the Fund is the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

Certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements. Any election by the counterparty to terminate early may impact the amounts reported on the financial statements.

INTEREST RATE SWAPS

Certain Funds may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may enter into interest rate swap contracts for hedging purposes to manage the Fund's exposure to interest rates. Interest rate swaps involve the exchange between the Fund and another party of their commitments to pay or receive interest based on a notional principal amount.

The value of the swap contract is marked-to-market daily based upon quotations from brokers which use prices provided by market makers and any change in value is recorded as an unrealized gain or loss. Payments made or received are recorded as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform or if there are unfavorable changes in the fluctuation of interest rates. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract's remaining life. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund's exposure to the counterparty.

                     182 Wells Fargo Advantage Income Funds


                                                   Notes to Financial Statements

MORTGAGE DOLLAR ROLL TRANSACTIONS

The Funds may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association
(GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, a Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, a Fund foregoes principal and interest paid on the securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Funds account for the dollar roll transactions as purchases and sales.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date.

Dividend and interest income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income are accrued daily and paid monthly, with the exception of Income Plus Fund, for which net investment income, if any, is declared and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications. At August 31, 2010, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statements of Assets and Liabilities:

                                           Undistributed           Accumulated Net
                                       (Overdistributed) Net   Realized Gain (Losses)
                                      Investment Income/Loss       on Investments       Pain-in-Capital
                                      ----------------------   ----------------------   ---------------
ADJUSTABLE RATE FUND                        $   10,021            $10,200,786            $(10,210,807)
GOVERNMENT SECURITIES FUND                   5,342,683             (5,342,683)                      0
HIGH INCOME FUND                                     0             22,338,705             (22,338,705)
HIGH YIELD BOND FUND                           294,882              4,470,521              (4,765,403)
INCOME PLUS FUND                               886,603               (886,603)                      0
SHORT DURATION GOVERNMENT BOND FUND          2,333,031             (2,333,031)                      0
SHORT-TERM BOND FUND                           223,871              1,464,678              (1,688,549)
SHORT-TERM HIGH YIELD BOND FUND                    669                   (669)                      0
ULTRA SHORT-TERM INCOME FUND                   436,065             22,102,942             (22,539,007)

                     Wells Fargo Advantage Income Funds 183


Notes to Financial Statements

FEDERAL AND OTHER TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Fund's income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

At August 31, 2010, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were as follows:

                                                                            Expiration
                              ------------------------------------------------------------------------------------------------------
                                  2011          2012         2013         2014         2015         2016         2017        2018
                              ------------  -----------  -----------  -----------  -----------  -----------  -----------  ----------
ADJUSTABLE RATE FUND          $124,196,026  $95,791,789  $47,790,373  $11,283,743  $18,541,278  $10,766,785  $24,262,054  $1,705,150
GOVERNMENT SECURITIES FUND               0            0    6,798,472            0   30,329,760    6,509,958   27,789,413           0
HIGH INCOME FUND                   869,486      266,573            0    7,868,889    6,893,272   18,485,199       49,802           0
HIGH YIELD BOND FUND                     0      904,358    6,309,078    6,135,718    4,801,509   43,741,279   39,971,156           0
INCOME PLUS FUND                 3,380,592            0    3,669,132    4,304,664    9,072,772   21,588,119   10,272,813           0
SHORT-TERM BOND FUND               263,758      417,763      764,108    1,524,727            0            0            0           0
SHORT-TERM HIGH YIELD BOND
   FUND                                  0            0            0            0      276,514    1,158,359            0           0
ULTRA SHORT-TERM INCOME FUND    12,227,002    1,305,797      477,614   25,866,042    2,154,408    8,848,032   35,029,445   7,738,751

Certain portions of the capital loss carryovers of Government Securities Fund, High Income Fund, Income Plus Fund and Ultra Short-Term Income Fund were assumed as a result of acquisitions. These losses are subject to certain limitations prescribed by the Internal Revenue Code. Utilization of these capital loss carryovers was limited during the period ended August 31, 2010 in accordance with income tax regulations.

CLASS ALLOCATIONS

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund's investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

-    Level 1 - quoted prices in active markets for identical securities

- Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

                     184 Wells Fargo Advantage Income Funds


                                                   Notes to Financial Statements

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2010, the inputs used in valuing each Fund's assets, which are carried at fair value, were as follows:

                                                          Significant Other       Significant
                                          Quoted Prices   Observable Inputs   Unobservable Inputs
Investments in Securities                   (Level 1)         (Level 2)            (Level 3)             Total
-------------------------                --------------   -----------------   -------------------   --------------
ADJUSTABLE RATE GOVERNMENT FUND
   Agency securities                     $            0     $1,084,664,956        $10,023,440       $1,094,688,396
   US Treasury securities                       499,934                  0                  0              499,934
   Yankee government bonds                            0                  0          3,859,375            3,859,375
   Investment companies                      33,717,580                  0                  0           33,717,580
                                         --------------     --------------        -----------       --------------
   TOTAL                                 $   34,217,514     $1,084,664,956        $13,882,815       $1,132,765,285
                                         ==============     ==============        ===========       ==============
GOVERNMENT SECURITIES FUND
   Asset-backed securities               $            0     $   21,712,523        $         0       $   21,712,523
   Collateralized mortgage obligations                0        480,822,121                  0          480,822,121
   Corporate bonds & notes                            0         50,779,900         13,396,749           64,176,649
   Yankee corporate bonds & notes                     0         31,842,145                  0           31,842,145
   Yankee government bonds                            0         12,670,360                  0           12,670,360
   Agency securities                                  0      1,281,686,160            887,170        1,282,573,330
   Municipal bonds & notes                            0          9,359,762                  0            9,359,762
   US Treasury obligations                  690,632,715          1,349,888                  0          691,982,603
   Investment companies                     491,396,067        177,088,971                  0          668,485,038
                                         --------------     --------------        -----------       --------------
   TOTAL                                 $1,182,028,782     $2,067,311,830        $14,283,919       $3,263,624,531
                                         ==============     ==============        ===========       ==============
HIGH INCOME FUND
   Corporate bonds & notes               $            0     $  612,939,771        $ 1,583,428       $  614,523,199
   Term loans                                         0          7,602,663                  0            7,602,663
   Yankee corporate bonds & notes                     0         12,720,249                  0           12,720,249
   Municipal bonds & notes                            0                  0          3,370,000            3,370,000
   Investment companies                      32,846,500            805,105                  0           33,651,605
                                         --------------     --------------        -----------       --------------
   TOTAL                                 $   32,846,500     $  634,067,788        $ 4,953,428       $  671,867,716
                                         ==============     ==============        ===========       ==============
HIGH YIELD BOND FUND
   EQUITY SECURITIES
      COMMON STOCKS                      $    1,342,022     $            0        $         0       $    1,342,022
      PREFERRED STOCKS                                0            821,901                  0              821,901
   Corporate bonds & notes                            0        331,949,789                  0          331,949,789
   Term loans                                         0         74,830,672                  0           74,830,672
   Yankee corporate bonds & notes                     0         25,012,034                  0           25,012,034
   Collateralized mortgage obligations                0         10,677,839                  0           10,677,839
   Investment companies                      48,663,957            213,500                  0           48,877,457
                                         --------------     --------------        -----------       --------------
   TOTAL                                 $   50,005,979     $  443,505,735        $         0       $  493,511,714
                                         ==============     ==============        ===========       ==============

                     Wells Fargo Advantage Income Funds 185


Notes to Financial Statements

                                                          Significant Other       Significant
                                          Quoted Prices   Observable Inputs   Unobservable Inputs
Investments in Securities                   (Level 1)         (Level 2)            (Level 3)             Total
-------------------------                --------------   -----------------   -------------------   --------------
INCOME PLUS FUND
   EQUITY SECURITIES
      PREFERRED STOCKS                   $            0     $       51,400        $         0       $       51,400
   Asset-backed securities                            0         10,861,379                  0           10,861,379
   Collateralized mortgage obligations                0         60,181,214                  0           60,181,214
   Corporate bonds & notes                            0        152,560,035          3,147,514          155,707,549
   Yankee corporate bonds & notes                     0         40,980,701                  0           40,980,701
   Yankee government bonds                            0          1,693,200                  0            1,693,200
   Agency securities                                  0        198,141,975                  0          198,141,975
   Municipal bonds & notes                            0          1,664,977                  0            1,664,977
   U.S. Treasury securities                 140,492,790            399,967                  0          140,892,757
   Investment companies                     138,885,007         21,537,539                  0          160,422,546
                                         --------------     --------------        -----------       --------------
   TOTAL                                 $  279,377,797     $  488,072,387        $ 3,147,514       $  770,597,698
                                         ==============     ==============        ===========       ==============
SHORT DURATION GOVERNMENT BOND FUND
   Asset-backed securities               $            0     $   98,232,432        $         0       $   98,232,432
   Collateralized mortgage obligations                0        248,436,720                  0          248,436,720
   Corporate bonds & notes                            0                  0          1,485,090            1,485,090
   Agency securities                                  0        674,455,539         10,185,950          684,641,489
   US Treasury securities                   265,267,112                  0                  0          265,267,112
   Investment companies                      52,971,561        190,144,419                  0          243,115,980
                                         --------------     --------------        -----------       --------------
   TOTAL                                 $  318,238,673     $1,211,269,110        $11,671,040       $1,541,178,823
                                         ==============     ==============        ===========       ==============
SHORT-TERM BOND FUND
   Asset-backed securities                            0         72,412,818          2,858,111           75,270,929
   Collateralized mortgage obligations                0         26,352,526            124,395           26,476,921
   Corporate bond & notes                             0        245,779,177          2,859,880          248,639,057
   Term loans                                         0          4,829,590                  0            4,829,590
   Yankee corporate bonds & notes                     0         76,202,168                  0           76,202,168
   Agency securities                                  0         61,501,858              4,273           61,506,131
   Municipal bonds & notes                            0         35,400,664                  0           35,400,664
   US Treasury securities                    65,797,121            199,985                  0           65,997,106
   Investment companies                      21,129,989         14,773,674                  0           35,903,663
                                         --------------     --------------        -----------       --------------
   TOTAL                                 $   86,927,110     $  537,452,460        $ 5,846,659       $  630,226,229
                                         ==============     ==============        ===========       ==============
SHORT-TERM HIGH YIELD BOND FUND
   Collateralized mortgage obligations   $            0     $      189,854        $         0       $      189,854
   Corporate bonds and notes                          0        266,750,126          2,426,185          269,176,311
   Term loans                                         0        106,901,071                  0          106,901,071
   Yankee corporate bonds and notes                   0         31,806,337                  0           31,806,337
   Municipal bonds & notes                            0          3,078,992                  0            3,078,992
   Investment companies                      43,253,707             24,387                  0           43,278,094
                                         --------------     --------------        -----------       --------------
   TOTAL                                 $   43,253,707     $  408,750,767        $ 2,426,185       $  454,430,659
                                         ==============     ==============        ===========       ==============

                     186 Wells Fargo Advantage Income Funds


                                                   Notes to Financial Statements

                                                          Significant Other       Significant
                                          Quoted Prices   Observable Inputs   Unobservable Inputs
Investments in Securities                   (Level 1)         (Level 2)            (Level 3)             Total
-------------------------                --------------   -----------------   -------------------   --------------
ULTRA SHORT-TERM INCOME FUND
   Asset-backed securities               $            0     $  161,881,017        $ 7,361,148       $  169,242,165
   Collateralized mortgage obligations                0         79,385,934              3,729           79,389,663
   Corporate bonds and notes                          0        445,443,444          3,696,927          449,140,371
   Yankee government bonds                            0         12,263,324                  0           12,263,324
   Term loans                                         0          7,727,343                  0            7,727,343
   Yankee corporate bonds & notes                     0        122,352,142                  0          122,352,142
   Agency securities                                  0         43,650,836                  0           43,650,836
   Municipal bonds & notes                            0         43,014,572                  0           43,014,572
   US Treasury securities                    79,370,454            899,933                  0           80,270,387
   Investment companies                      97,539,380            878,495                  0           98,417,875
                                         --------------     --------------        -----------       --------------
   TOTAL                                 $  176,909,834     $  917,497,040        $11,061,804       $1,105,468,678
                                         ==============     ==============        ===========       ==============

Further details on the major security types listed above can be found in the each Fund's Portfolio of Investments.

As of August 31, 2010, the inputs used in valuing the Fund's other financial instruments, which are carried at fair value, were as follows:

                                                          Significant Other       Significant
                                          Quoted Prices   Observable Inputs   Unobservable Inputs
Futures contracts                           (Level 1)         (Level 2)            (Level 3)             Total
-----------------                        --------------   -----------------   -------------------   --------------
GOVERNMENT SECURITIES FUND                 $ 930,424              $0                   $0             $ 930,424
INCOME PLUS FUND                           $ 198,050              $0                   $0             $ 198,050
SHORT-TERM BOND FUND                       $   3,670              $0                   $0             $   3,670
ULTRA SHORT-TERM INCOME FUND               $(266,469)             $0                   $0             $(266,469)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

                                                                 Yankee
                                                            government bonds   Agency Securities      Total
                                                            ----------------   -----------------   -----------
ADJUSTABLE RATE GOVERNMENT FUND
BALANCE AS OF JUNE 30, 2010                                    $3,859,375         $         0      $ 3,859,375
   Realized gains or losses                                             0                   0                0
   Change in unrealized gains or losses                                 0                   2                2
   Amortization                                                         0                   0                0
   Net purchases (sales)                                                0          10,023,438       10,023,438
   Transfers in and/or out of Level 3                                   0                   0                0
BALANCE AS OF AUGUST 31, 2010                                  $3,859,375         $10,023,440      $13,882,815
CHANGE IN UNREALIZED GAINS OR LOSSES INCLUDED IN EARNINGS
   RELATING TO SECURITIES STILL HELD AT AUGUST 31, 2010        $        0         $         2      $         2

                     Wells Fargo Advantage Income Funds 187


Notes to Financial Statements

                                                              Agency       Corporate
                                                            Securities   Bonds & Notes      Total
                                                            ----------   -------------   -----------
GOVERNMENT SECURITIES FUND
BALANCE AS OF MAY 31, 2010                                   $913,218     $13,619,173    $14,532,391
   Realized gains or losses                                   (35,676)              0        (35,676)
   Change in unrealized gains or losses                         9,628         240,195        249,823
   Amortization                                                     0               0              0
   Net purchases (sales)                                            0        (462,619)      (462,619)
   Transfers in and/or out of Level 3                               0               0              0
BALANCE AS OF AUGUST 31, 2010                                $887,170     $13,396,749    $14,283,919
                                                             --------     -----------    -----------
CHANGE IN UNREALIZED GAINS OR LOSSES INCLUDED IN EARNINGS
   RELATING TO SECURITIES STILL HELD AT AUGUST 31, 2010      $  9,628     $    27,145    $    36,773
                                                             ========     ===========    ===========

                                                              Corporate       Municipal
                                                            Bonds & Notes   Bonds & Notes      Total
                                                            -------------   -------------   ----------
HIGH INCOME FUND
BALANCE AS OF MAY 31, 2010                                   $1,527,688      $3,622,500     $5,150,188
   Realized gains or losses                                           0               0              0
   Change in unrealized gains or losses                          44,365        (403,011)      (358,646)
   Amortization                                                       0          19,083         19,083
   Net purchases (sales)                                        (49,513)        131,428         81,915
   Transfers in and/or out of Level 3                                 0               0              0
   Transfers in and/or out of Level 3 from acquisitions          60,888               0         60,888
BALANCE AS OF AUGUST 31, 2010                                $1,583,428      $3,370,000     $4,953,428
                                                             ----------      ----------     ----------
CHANGE IN UNREALIZED GAINS OR LOSSES INCLUDED IN EARNINGS
   RELATING TO SECURITIES STILL HELD AT AUGUST 31, 2010      $   20,332      $ (403,011)    $ (382,679)
                                                             ==========      ==========     ==========

                                                              Corporate
                                                            Bonds & Notes    Term Loans      Total
                                                            -------------   -----------   -----------
HIGH YIELD BOND FUND
BALANCE AS OF APRIL 30, 2010                                  $ 496,984     $ 9,603,268   $10,100,252
   Realized gains or losses                                    (251,476)         86,225      (165,251)
   Change in unrealized gains or losses                         294,027        (332,740)      (38,713)
   Amortization                                                  (4,764)         27,344        22,580
   Net purchases (sales)                                       (534,771)     (9,384,097)   (9,918,868)
   Transfers in and/or out of Level 3                                 0               0             0
BALANCE AS OF AUGUST 31, 2010                                 $       0     $         0   $         0
                                                              ---------     -----------   -----------
CHANGE IN UNREALIZED GAINS OR LOSSES INCLUDED IN EARNINGS
   RELATING TO SECURITIES STILL HELD AT AUGUST 31, 2010       $       0     $         0   $         0
                                                              =========     ===========   ===========

                                                              Corporate
                                                            Bonds & Notes
                                                            -------------
INCOME PLUS FUND
BALANCE AS OF MAY 31, 2010                                   $3,199,772
   Realized gains or losses                                           0
   Change in unrealized gains or losses                          56,432
   Net purchases (sales)                                       (108,690)
   Transfers in and/or out of Level 3                                 0
BALANCE AS OF AUGUST 31, 2010                                $3,147,514
                                                             ----------
CHANGE IN UNREALIZED GAINS OR LOSSES INCLUDED IN EARNINGS
   RELATING TO SECURITIES STILL HELD AT AUGUST 31, 2010      $    6,377
                                                             ==========

                     188 Wells Fargo Advantage Income Funds


                                                   Notes to Financial Statements

                                                              Corporate        Agency
                                                            Bonds & Notes    securities      Total
                                                            -------------   -----------   -----------
SHORT DURATION GOVERNMENT BOND FUND
BALANCE AS OF MAY 31, 2010                                   $1,509,747     $         0   $ 1,509,747
   Realized gains or losses                                           0               0             0
   Change in unrealized gains or losses                          26,626          83,109       109,735
   Net purchases (sales)                                        (51,283)     10,102,841    10,051,558
   Transfers in and/or out of Level 3                                 0               0             0
BALANCE AS OF AUGUST 31, 2010                                $1,485,090     $10,185,950   $11,671,040
                                                             ----------     -----------   -----------
CHANGE IN UNREALIZED GAINS OR LOSSES INCLUDED IN EARNINGS
   RELATING TO SECURITIES STILL HELD AT AUGUST 31, 2010      $    3,008     $    83,109   $    86,117
                                                             ==========     ===========   ===========

                                                                                         Collateralized
                                                              Corporate       Agency        Mortgage      Asset-backed
                                                            Bonds & Notes   Securities     Obligations     securities       Total
                                                            -------------   ----------   --------------   ------------   ----------
SHORT-TERM BOND FUND
BALANCE AS OF MAY 31, 2010                                   $2,937,554      $  4,419       $125,708       $2,893,180    $5,960,861
   Realized gains or losses                                      (1,185)      (46,560)            22         (111,369)     (159,092)
   Change in unrealized gains or losses                          10,813        46,414            672          (12,735)       45,164
   Amortization                                                  (6,713)            0            256                0        (6,457)
   Net purchases (sales)                                        (80,589)            0         (5,963)          89,035         2,483
   Transfers in and/or out of Level 3                                 0             0          3,700                0         3,700
BALANCE AS OF AUGUST 31, 2010                                $2,859,880      $  4,273       $124,395       $2,858,111    $5,846,659
                                                             ----------      --------       --------       ----------    ----------
CHANGE IN UNREALIZED GAINS OR LOSSES INCLUDED IN EARNINGS
   RELATING TO SECURITIES STILL HELD AT AUGUST 31, 2010      $   (4,165)     $   (146)      $    672       $  (12,735)   $  (16,374)
                                                             ==========      ========       ========       ==========    ==========

                                                              Corporate
                                                            Bonds & Notes
                                                            -------------
SHORT-TERM HIGH YIELD BOND FUND
BALANCE AS OF MAY 31, 2010                                   $2,501,943
   Realized gains or losses                                        (755)
   Change in unrealized gains or losses                          (9,437)
   Amortization                                                  (3,263)
   Net purchases (sales)                                        (62,303)
   Transfers in and/or out of Level 3                                 0
BALANCE AS OF AUGUST 31, 2010                                $2,426,185
                                                             ----------
CHANGE IN UNREALIZED GAINS OR LOSSES INCLUDED IN EARNINGS
   RELATING TO SECURITIES STILL HELD AT AUGUST 31, 2010      $  (12,571)
                                                             ==========

                                                                                           Collateralized
                                                              Corporate     Asset backed      Mortgage
                                                            Bonds & Notes    securities      Obligations       Total
                                                            -------------   ------------   --------------   -----------
ULTRA SHORT-TERM INCOME FUND
BALANCE AS OF MAY 31, 2010                                   $3,426,369      $7,453,164        $    0       $10,879,533
   Realized gains or losses                                      (3,396)       (318,661)            0          (322,057)
   Change in unrealized gains or losses                          (2,377)         48,577             0            46,200
   Amortization                                                 (15,013)              0             0           (15,013)
   Net purchases (sales)                                        (90,572)        178,068             0            87,496
   Transfers in and/or out of Level 3                                 0               0         3,729             3,729
Transers into level 3 from acquisitions                         381,916               0             0           381,916
BALANCE AS OF AUGUST 31, 2010                                $3,696,927      $7,361,148        $3,729       $11,061,804
                                                             ----------      ----------        ------       -----------
CHANGE IN UNREALIZED GAINS OR LOSSES INCLUDED IN EARNINGS
   RELATING TO SECURITIES STILL HELD AT AUGUST 31, 2010      $   (8,677)     $   48,577        $    0       $    39,900
                                                             ==========      ==========        ======       ===========

                     Wells Fargo Advantage Income Funds 189


                                                   Notes to Financial Statements

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Funds Management. The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is paid an annual fee which is calculated based on the average daily net assets of each Fund starting at the following rates and declining as average daily net assets of each Fund increase.

                                                                                                   Effective
                                        Effective July 12, 2010      Prior to July 12, 2010         rate for
                                      --------------------------   --------------------------     Period ended
                                      starting at   declining to   starting at   declining to   August 31, 2010
                                      -----------   ------------   -----------   ------------   ---------------
ADJUSTABLE RATE GOVERNMENT FUND*         0.40%          0.30%         0.21%         0.17%            0.35%
GOVERNMENT SECURITIES FUND               0.40           0.30          0.40          0.30             0.37
HIGH INCOME FUND                         0.50           0.40          0.50          0.40             0.49
HIGH YIELD BOND FUND*                    0.50           0.40          0.31##        0.16##           0.49
INCOME PLUS FUND                         0.40           0.30          0.50          0.40             0.43
SHORT DURATION GOVERNMENT BOND FUND      0.40           0.30          0.40          0.30             0.38
SHORT-TERM BOND FUND                     0.40           0.30          0.40          0.30             0.40
SHORT-TERM HIGH YIELD BOND FUND          0.50           0.40          0.50          0.40             0.50
ULTRA SHORT-TERM INCOME FUND             0.40           0.30          0.40          0.30             0.39

##   Plus 2% of gross income earned before July 12, 2010.

* Prior to July 12, 2010, the predecessor Evergreen fund paid an investment management fee to Evergreen Investment Management Company, LLC ("EIMC"), a subsidiary of Wells Fargo & Company.

Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser.

Wells Capital Management, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is the sub-adviser to the Funds.

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from each Fund the following annual fees:

                                              Administration Fees
                             Average Daily    (% of Average Daily
                               Net Assets         Net Assets)
                           ----------------   -------------------
Fund level                 First $5 billion          0.05%
                            Next $5 billion          0.04
                           Over $10 billion          0.03
Class A Class B, Class C   All asset levels          0.16*
Administrator Class        All asset levels          0.10
Institutional Class        All asset levels          0.08
Investor Class             All asset levels          0.19**

* Prior to July 12, 2010, the class level administration fee for Class A, Class B and Class C was 0.18%.

** Prior to July 12, 2010 the class level administration fee for Investor Class was 0.23%.

                     190 Wells Fargo Advantage Income Funds


                                                   Notes to Financial Statements

Prior to July 12, 2010, the predecessor fund of Adjustable Rate Government Fund and High Yield Bond Fund each paid EIMC a fund level administrator fee at an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) which started at 0.10% and declined to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increased.

Funds Management and/or EIMC contractually waived and/or reimbursed advisory and administration fees during the period ended August 31, 2010 to the extent necessary to maintain certain net operating expense ratios for the Funds. Waiver of fees and/or reimbursement of expenses by Funds Management and/or EIMC were made first from fund level expenses on a proportionate basis and then from class specific expenses.

Prior to July 12, 2010, the predecessor fund of Adjustable Rate Government Fund and High Yield Bond Fund each paid Evergreen Service Company, LLC, an affiliate of EIMC and a subsidiary of Wells Fargo & Company, a transfer and dividend disbursing agent fee.

CUSTODY AND FUND ACCOUNTING FEES

State Street Bank and Trust Company ("State Street") provides custody and fund accounting services to the Funds. For providing custody services, State Street is entitled to an annual asset-based fee for domestic and global custody services for the Funds. For providing fund accounting services to the Funds, State Street is entitled to receive annual asset-based fees and is reimbursed for out-of-pocket expenses incurred for providing these services.

Prior to September 21, 2009, Wells Fargo Bank, N.A. provided custody services to each Fund, except Adjustable Rate Government Fund and High Yield Bond Fund, and received a monthly fee at an annual rate of 0.02% of the average daily net assets of each Fund. PNC Global Investment Servicing ("PNC") served as fund accountant for these Funds prior to September 21, 2009 and received an annual asset-based fee and an annual fixed fee from each applicable Fund. PNC was also reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of each class. Prior to July 12, 2010, Class B and Class C shares of the predecessor funds of Adjustable Rate Government Fund and High Yield Bond Fund paid distribution fees at an annual rate of 0.75% of the average daily net assets of each class.

For the period ended August 31, 2010, Wells Fargo Funds Distributor, LLC received the following amounts in front-end sales charges and contingent deferred sales charges.

                                  Front-end sales charges   Contingent deferred sales charges
                                  -----------------------   ---------------------------------
                                          Class A                   Class B   Class C
                                          -------                   -------   -------
ADJUSTABLE RATE GOVERNMENT FUND           $   898                    $4,933    $1,240
GOVERNMENT SECURITIES FUND                 10,133                     4,274     2,079
HIGH INCOME FUND                            3,013                       621     1,217
HIGH YIELD BOND FUND                       14,100                     9,361     1,161
INCOME PLUS FUND                            3,290                       538     1,388
SHORT-DURATION GOVERNMENT BOND              5,567                        90     5,694
SHORT-TERM BOND FUND                        2,876                        NA       659
SHORT-TERM HIGH YIELD BOND FUND             6,155                        NA     3,139
ULTRA SHORT-TERM INCOME FUND                1,598                        NA     5,328

SHAREHOLDER SERVICING FEES

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Administrator Class and Investor Class of each applicable Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Prior to July 12, 2010, Class A, Class B and Class C shares of the predecessor funds of Adjustable Rate Government Fund and High Yield Bond Fund paid shareholder servicing fees at an annual rate of 0.25% of the average daily net assets of each class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo & Company.

                     Wells Fargo Advantage Income Funds 191


Notes to Financial Statements

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the period ended August 31, 2010, were as follows:

                                            Purchases at Cost                 Sales Proceeds
                                      -----------------------------   -----------------------------
                                           U.S.          Non-U.S.          U.S.          Non-U.S.
                                        Government      Government      Government      Government
                                      --------------   ------------   --------------   ------------
ADJUSTABLE RATE GOVERNMENT FUND       $   68,453,630   $          0   $      370,590   $          0
GOVERNMENT SECURITIES FUND             2,256,682,474     92,737,555    2,005,176,812     45,400,000
HIGH INCOME FUND                                   0     86,401,789                0     67,129,052
HIGH YIELD BOND FUND                               0    221,135,874                0    274,038,628
INCOME PLUS FUND                         481,422,047    104,407,600      411,287,637     25,907,008
SHORT DURATION GOVERNMENT BOND FUND    1,727,252,373    134,894,255    1,608,490,805    106,070,568
SHORT-TERM BOND FUND                      86,142,399     44,227,807       10,134,185     53,382,822
SHORT-TERM HIGH YIELD BOND FUND                    0    103,198,690                0     61,517,108
ULTRA SHORT-TERM INCOME FUND             104,424,120     58,676,691                0     79,706,053

As of August 31, 2010, the High Yield Bond Fund and the Short-Term High Yield Bond Fund had unfunded loan commitments of $22,258,619 and $7,056,250, respectively.

6. DERIVATIVE TRANSACTIONS

During the three months ended August 31, 2010, the Funds entered into futures contracts for speculative purposes.

At August 31, 2010, the following Funds had futures contracts outstanding as follows:

                                                                                      Initial        Value at     Net Unrealized
                           Expiration                                                 National      August 31,     Appreciation/
                              Date         Contacts               Type                 Amount          2010       (Depreciation)
                          -------------   ---------   ---------------------------   ------------   ------------   --------------
GOVERNMENT SECURITIES
   FUND                   December 2010    656 Long   10-Year U.S. Treasury Notes   $ 81,826,996   $ 82,410,000     $ 583,004
                          December 2010    209 Long   30-Year U.S. Treasury Bonds     27,819,460     28,221,531       402,071
                          December 2010   145 Short    2-Year U.S. Treasury Notes     31,720,740     31,775,391       (54,651)
INCOME PLUS FUND          December 2010    175 Long   10-Year U.S. Treasury Notes     21,828,848     21,984,375       155,527
                          December 2010     70 Long    5-Year U.S. Treausry Notes      8,379,899      8,422,422        42,523
SHORT-TERM BOND FUND      December 2010     67 Long    5-Year U.S. Treausry Notes      8,057,791      8,061,461         3,670
ULTRA SHORT-TERM INCOME
   FUND                   December 2010   707 Short    2-Year U.S. Treasury Notes    154,665,954    154,932,423      (266,469)

The Funds had average notional amounts in futures contracts outstanding during the period ended August 31, 2010 as follows:

                               Short Contracts   Long Contracts
                               ---------------   --------------
GOVERNMENT SECURITIES FUND       $ 33,307,788      $74,001,687
INCOME PLUS FUND                            0       24,016,638
SHORT-TERM BOND FUND                  918,567        2,315,068
ULTRA SHORT-TERM INCOME FUND      165,345,754                0

During the four months ended August 31, 2010, the High Yield Bond Fund entered into forward foreign currency exchange contracts for speculative purposes. As of August 31, 2010, the High Yield Bond Fund did not have any open forward foreign currency exchange contracts but had average market values of $531,491 and $1,932,499 in forward foreign currency exchange contracts to buy and forward foreign currency exchange contracts to sell, respectively, during the period ended August 31, 2010.

                     192 Wells Fargo Advantage Income Funds


                                                   Notes to Financial Statements

During the two months ended August 31, 2010, the Adjustable Rate Government Fund entered into interest rate swap contracts for hedging purposes. As of August 31, 2010, the Adjustable Rate Government Fund did not have any open interest rate swap contacts but had an average notional balance on interest rate swaps of $2,822,581 during the period ended August 31, 2010.

During the four months ended August 31, 2010, the High Yield Bond Fund entered into credit default swap contracts for speculative purposes. As of August 31, 2010, the High Yield Bond Fund did not have any open credit default swap contacts but had an average notional balance on credit default swaps of $603,984 during the period ended August 31, 2010.

A summary of derivative instruments by primary risk exposure is outlined in the following tables, unless the only primary risk exposure category is already reflected in the appropriate financial statements.

The effect of derivative instruments on the Statement of Operations for the four months ended August 31, 2010 was as follows for the High Yield Bond Fund:

                                          Amount of Realized Gain
                                           or Loss on Deribatives
                                     ---------------------------------
                                      FORWARD      CREDIT
                                      CURRENCY    DEFAULT
                                     CONTRACTS     SWAPS       TOTAL
                                     ---------   ---------   ---------
FORWARD FOREIGN CURRENCY CONTRACTS   $ 202,312   $       0   $ 202,312
CREDIT CONTRACTS                             0    (149,260)   (149,260)
TOTAL                                $ 202,312   $(149,260)  $  53,052

                                     Change in Unrealized Appreciation or
                                          Depreciation on Derivatives
                                     ------------------------------------
                                      FORWARD
                                     CURRENCY
                                     CONTRACTS                     TOTAL
                                     ---------                   --------
FORWARD FOREIGN CURRENCY CONTRACTS   $(70,878)                   $(70,878)

For the Adjustable Rate Government Fund, Government Securities Fund, Income Plus Fund, Short-Term Bond Fund and Ultra Short-Term Income Fund, the fair value, realized gains or losses and change in unrealized gains or losses on derivative instruments are reflected in the appropriate financial statements.

On August 31, 2010, the cumulative appreciation (depreciation) on futures contracts in the amount of $930,424, $198,050, $3,670 and $(266,469) is reflected in net unrealized gains/losses on investments on the Statement of Assets and Liabilities for the Government Securities Fund, Income Plus Fund, Short-Term Bond Fund and Ultra Short-Term Income Fund, respectively. The receivable/payable for daily variation margin on open futures contracts only represents the current day's variation margin. The realized gains/losses and change in unrealized gains or losses on futures contracts are reflected in the Statement of Operations.

7. ACQUISITIONS

After the close of business on July 9, 2010, Government Securities Fund acquired the net assets of Evergreen U.S. Government Fund. The purpose of the transaction was to combine 2 funds with similar investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of all of the shares of Evergreen U.S. Government Fund for 27,637,121 shares of Government Securities Fund valued at $303,856,157 at an exchange ratio of 0.88 for each class of shares. Shareholders holding Class A, Class B, Class C and Class I shares of Evergreen U.S. Government Fund received Class A, Class B, Class C and Administrator Class shares, respectively, of Government Securities Fund in the reorganization. The investment portfolio of Evergreen U.S. Government Fund with a fair value of $301,329,078, identified cost of $292,244,339 and unrealized appreciation of $9,084,739 at July 9, 2010 were the principal assets acquired by Government Securities Fund. For financial reporting purposes, assets received and shares issued by Government Securities Fund were recorded at fair value; however, the cost basis of the investments received from Evergreen U.S. Government Fund was carried forward to align ongoing reporting of Government Securities Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

                     Wells Fargo Advantage Income Funds 193


Notes to Financial Statements

Assuming the acquisition had been completed June 1, 2010, the beginning of the annual reporting period for Government Securities Fund, Government Securities Fund's pro forma results of operations for the three months ended August 31, 2010 would have been:

NET INVESTMENT INCOME                                        $13,060,105
NET REALIZED AND UNREALIZED GAINS OR LOSSES ON INVESTMENTS   $51,887,972
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS         $64,948,077

The aggregate net assets of the Government Securities Fund immediately before and after the acquisition were $1,983,840,879 and $2,287,697,036, respectively.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Evergreen U.S. Government Fund that have been included in Government Securities Fund's Statement of Operations since July 12, 2010.

After the close of business on July 9, 2010, High Income Fund acquired the net assets of Wells Fargo Advantage Strategic Income Fund. The purpose of the transaction was to combine 2 funds with similar investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of all of the shares of Wells Fargo Advantage Strategic Income Fund for 4,992,790 shares of High Income Fund valued at $34,545,456 at an exchange ratio of 1.30 for each class of shares. Shareholders holding Class A, Class B and Class C shares of Wells Fargo Advantage Strategic Income Fund received Class A, Class B and Class C shares, respectively, of High Income Fund in the reorganization. The investment portfolio of Wells Fargo Advantage Strategic Income Fund with a fair value of $33,888,673, identified cost of $33,555,740 and unrealized appreciation of $332,933 at July 9, 2010 were the principal assets acquired by High Income Fund. For financial reporting purposes, assets received and shares issued by High Income Fund were recorded at fair value; however, the cost basis of the investments received from Wells Fargo Advantage Strategic Income Fund was carried forward to align ongoing reporting of High Income Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed June 1, 2010, the beginning of the annual reporting period for High Income Fund, High Income Fund's pro forma results of operations for the three months ended August 31, 2010 would have been:

NET INVESTMENT INCOME                                        $12,516,341
NET REALIZED AND UNREALIZED GAINS OR LOSSES ON INVESTMENTS   $21,171,451
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS         $33,687,792

The aggregate net assets of the High Income Fund immediately before and after the acquisition were $612,312,011 and $646,857,467, respectively.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Wells Fargo Advantage Strategic Income Fund that have been included in High Income Fund's Statement of Operations since July 12, 2010.

After the close of business on July 9, 2010, Income Plus Fund acquired the net assets of Evergreen Core Plus Bond Fund. The purpose of the transaction was to combine 2 funds with similar investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of all of the shares of Evergreen Core Plus Bond Fund for 13,407,574 shares of Income Plus Fund valued at $157,146,006 at an exchange ratio of 0.97 for Class A, Class C and Institutional Class shares. Class B shares were exchanged at a ratio of 0.96. Shareholders holding Class A, Class B, Class C and Class I shares of Evergreen Core Plus Bond Fund received Class A, Class B, Class C and Institutional Class shares, respectively, of Income Plus Fund in the reorganization. The investment portfolio of Evergreen Core Plus Bond Fund with a fair value of $155,131,699, identified cost of $157,659,752 and unrealized deprecation of $2,528,053 at July 9, 2010 were the principal assets acquired by Income Plus Fund. For financial reporting purposes, assets received and shares issued by Income Plus Fund were recorded at fair value; however, the cost basis of the investments received from Evergreen Core Plus Bond Fund was carried forward to align ongoing reporting of Income Plus Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

                     194 Wells Fargo Advantage Income Funds


                                                   Notes to Financial Statements

Assuming the acquisition had been completed June 1, 2010, the beginning of the annual reporting period for Income Plus Fund, Income Plus Fund's pro forma results of operations for the three months ended August 31, 2010 would have been:

NET INVESTMENT INCOME                                        $ 5,329,599
NET REALIZED AND UNREALIZED GAINS OR LOSSES ON INVESTMENTS   $24,949,767
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS         $30,279,366

The aggregate net assets of the Income Plus Fund immediately before and after the acquisitions were $457,479,275 and $614,625,281 respectively.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Evergreen Core Plus Bond Fund that have been included in Income Plus Fund's Statement of Operations since July 12, 2010.

After the close of business on July 9, 2010, Ultra Short-Term Income Fund acquired the net assets of Wells Fargo Advantage Stable Income Fund. The purpose of the transaction was to combine 2 funds with similar investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of all of the shares of Wells Fargo Advantage Stable Income Fund for 15,360,118 shares of Ultra Short-Term Income Fund valued at $129,990,261 at an exchange ratio of 1.17 for Class A and Administrator Class and an exchange ratio of 1.16 for Class B and Class C. Shareholders holding Class A, Class B, Class C and Administrator Class shares of Wells Fargo Advantage Stable Income Fund received Class A, Class A, Class C and Administrator Class shares, respectively, of Ultra Short-Term Income Fund in the reorganization. The investment portfolio of Wells Fargo Advantage Stable Income Fund with a fair value of $128,197,223, identified cost of $128,480,118 and unrealized depreciation of $282,895 at July 9, 2010 were the principal assets acquired by Ultra Short-Term Income Fund. For financial reporting purposes, assets received and shares issued by Ultra Short-Term Income Fund were recorded at fair value; however, the cost basis of the investments received from Wells Fargo Advantage Stable Income Fund was carried forward to align ongoing reporting of Ultra Short-Term Income Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed June 1, 2010, the beginning of the annual reporting period for Ultra Short-Term Income Fund, Ultra Short-Term Income Fund's pro forma results of operations for the three months ended August 31, 2010 would have been:

NET INVESTMENT INCOME                                        $4,665,807
NET REALIZED AND UNREALIZED GAINS OR LOSSES ON INVESTMENTS   $4,536,706
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS         $9,202,513

The aggregate net assets of the Ultra Short-Term Income Fund immediately before and after the acquisitions were $973,860,725 and $1,103,850,986, respectively.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Wells Fargo Advantage Stable Income Fund that have been included in Ultra Short-Term Income Fund's Statement of Operations since July 12, 2010.

As of the open of business on July 21, 2008, each "Acquiring Fund" identified below acquired all of the assets and assumed all of the liabilities of its corresponding "Target Fund" (each, an "Acquisition", and collectively, the "Acquisitions"), as shown in the table below. Each Acquiring Fund was deemed to be the accounting survivor in each Acquisition.

Target Fund                                                        Acquiring Fund
-----------                                                 ----------------------------
WELLS FARGO ADVANTAGE HIGH YIELD BOND FUND                  High Income Fund
WELLS FARGO ADVANTAGE INTERMEDIATE GOVERNMENT INCOME FUND   Government Securities Fund
WELLS FARGO ULTRA SHORT-DURATION BOND FUND                  Ultra Short-Term Income Fund

                     Wells Fargo Advantage Income Funds 195


Notes to Financial Statements

The Acquisitions were completed pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees of the Trust on November 7, 2007 and by the shareholders of each Target Fund on June 30, 2008. The Acquisitions were accomplished through the following steps.

In a tax-free exchange, the High Income Fund issued 5,562,533 of its Class A shares (valued at $52,435,301), 1,182,289 of its Class B shares (valued at $11,143,933), and 852,390 of its Class C shares (valued at $8,039,807), in exchange for all of the assets and liabilities of the Wells Fargo Advantage High Yield Bond Fund. The aggregate net assets of the Wells Fargo Advantage High Yield Bond Fund, representing the aggregate net asset value of the Class A shares, Class B shares, and Class C shares of the Wells Fargo Advantage High Yield Bond Fund, at the close of business on July 18, 2008 were valued at $71,619,041, and included $4,627,216 of net unrealized depreciation, and were combined with those of the High Income Fund.

The Wells Fargo Advantage High Yield Bond Fund then liquidated by distributing
(i) Class A shares of the High Income Fund pro rata to the Wells Fargo Advantage High Yield Bond Fund shareholders holding Class A shares, (ii) Class B shares of the High Income Fund pro rata to the Wells Fargo Advantage High Yield Bond Fund shareholders holding Class B shares, and (iii) Class C shares of the High Income Fund pro rata to the Wells Fargo Advantage High Yield Bond Fund shareholders holding Class C shares. As a result, the Wells Fargo Advantage High Yield Bond Fund shareholders received shares of their specified class of the High Income Fund with a total value equal to the value of the Wells Fargo Advantage High Yield Bond Fund shares at the close of business on July 18, 2008.

In a tax-free exchange, the Government Securities Fund issued 10,207,680 of its Class A shares (valued at $107,805,358), 810,709 of its Class B shares (valued at $8,552,101), 646,475 of its Class C shares (valued at $6,800,230), and
18,621,269 of its Administrator Class shares (valued at $196,547,217), in exchange for all of the assets and liabilities of Wells Fargo Advantage Intermediate Government Income Fund. The aggregate net assets of the Wells Fargo Advantage Intermediate Government Income Fund, representing the aggregate net asset value of the Class A shares, Class B shares, Class C and Administrator shares of the Wells Fargo Advantage Intermediate Government Income Fund, at the close of business on July 18, 2008 were valued at $319,704,906, and included $1,977,340 of net unrealized depreciation, and were combined with those of the Government Securities Fund.

Wells Fargo Advantage Intermediate Government Income Fund then liquidated by distributing (i) Class A shares of the Government Securities Fund pro rata to Wells Fargo Advantage Intermediate Government Income Fund shareholders holding Class A shares, (ii) Class B shares of the Government Securities Fund pro rata to Wells Fargo Advantage Intermediate Government Income Fund shareholders holding Class B shares, (iii) Class C shares of the Government Securities Fund pro rata to Wells Fargo Advantage Intermediate Government Income Fund shareholders holding Class C shares, and (iv) Administrator Class shares of the Government Securities Fund pro rata to Wells Fargo Advantage Intermediate Government Income Fund shareholders holding Administrator Class shares. As a result, Wells Fargo Advantage Intermediate Government Income Fund shareholders received shares of their specified class of the Government Securities Fund with a total value equal to the value of their Wells Fargo Advantage Intermediate Government Income Fund shares at the close of business on July 18, 2008.

In a tax-free exchange, the Ultra Short-Term Income Fund issued 1,445,396 of its Class A shares (valued at $12,854,136), 250,315 of its Class C shares (valued at $2,226,701), and 530,940 of its Investor Class shares (valued at $4,707,096), in exchange for all of the assets and liabilities of Wells Fargo Advantage Ultra-Short Duration Bond Fund. The aggregate net assets of Wells Fargo Advantage Ultra-Short Duration Bond Fund, representing the aggregate net asset value of the Class A shares, Class B shares, Class C shares and Class Z shares of Wells Fargo Advantage Ultra-Short Duration Bond Fund, at the close of business on July 18, 2008 were valued at $19,787,933 and included $1,498,862 of net unrealized depreciation, and were combined with those of the Ultra Short-Term Income Fund.

Wells Fargo Advantage Ultra-Short Duration Bond Fund then liquidated by distributing (i) Class A shares of the Ultra Short-Term Income Fund pro rata to the Wells Fargo Advantage Ultra-Short Duration Bond Fund shareholders holding Class A and Class B shares, (ii) Class C shares of the Ultra Short-Term Income Fund pro rata to the Wells Fargo Advantage Ultra-Short Duration Bond Fund shareholders holding Class C shares, and (iii) Investor Class shares of the Ultra Short-Term Income Fund pro rata to the Wells Fargo Advantage Ultra-Short Duration Bond Fund shareholders holding Class Z shares. As a result, Wells Fargo Advantage Ultra-Short Duration Bond Fund shareholders received shares of their specified class of Ultra Short-Term Income Fund with a total value equal to the value of their Wells Fargo Advantage Ultra-Short Duration Bond Fund shares at the close of business on July 18, 2008.

                     196 Wells Fargo Advantage Income Funds


                                                   Notes to Financial Statements

In connection with the Acquisitions, each Target Fund was dissolved and terminated as a series of the Trust. The aggregate net assets of the High Income Fund, Government Securities Fund, and Ultra Short-Term Income Fund immediately after the Acquisitions totaled $339,684,063, $1,720,741,244, and $731,607,944, respectively.

In addition, effective at the close of business on June 20, 2008, the Advisor Class of the Government Securities Fund, High Income Fund, and the Ultra Short-Term Income Fund was renamed Class A and was modified to assume the features and attributes associated with Class A, including Class A exchange privileges.

Effective at the close of business on September 19, 2008, Evergreen High Income Fund, the predecessor fund of High Yield Bond Fund, acquired the net assets of Evergreen Select High Yield Bond Fund in a tax-free exchange for Class A and Class I shares of Evergreen High Income Fund. Shares were issued to Class A and Class I shareholders of Evergreen Select High Yield Bond Fund at an exchange ratio of 2.80 and 2.80 for Class A and Class I shares, respectively, of Evergreen High Income Fund. The acquired net assets consisted primarily of portfolio securities with unrealized depreciation of $10,172,034. The aggregate net assets of Evergreen High Income Fund and Evergreen Select High Yield Bond Fund immediately prior to the acquisition were $440,185,205 and $94,017,018, respectively. The aggregate net assets of Evergreen High Income Fund immediately after the acquisition were $534,202,223.

8. BANK BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $125,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Pursuant to the agreement entered into on September 8, 2009, interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, under the credit agreement, the Funds pay an annual commitment fee equal to 0.15% of the unused balance, which is allocated pro rata.

For the period ended August 31, 2010, there were no borrowings by the Funds under the agreement.

9. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the following periods was as follows:

                                                     Ordinary Income
                                      ---------------------------------------------
                                        Period ended      Year ended     Year ended
                                      August 31, 2010*   May 31, 2010   May 31, 2009
                                      ---------------    ------------   ------------
GOVERNMENT SECURITIES FUND              $17,492,208       $92,080,556    $80,794,476
HIGH INCOME FUND                         12,255,681        45,429,119     26,691,579
INCOME PLUS FUND                          5,544,802        18,272,512     14,256,056
SHORT DURATION GOVERNMENT BOND FUND       8,980,917        29,943,964     22,706,136
SHORT-TERM BOND FUND                      3,584,145        13,037,541     13,518,351
SHORT-TERM HIGH YIELD BOND FUND           5,410,649        17,815,250      6,355,647
ULTRA SHORT-TERM INCOME FUND              4,929,880        17,418,894     23,533,351

*    For the three months ended August 31, 2010.

                                                   Ordinary Income
                                  -------------------------------------------------   Return of Capital
                                     Period ended       Year ended      Year ended       Period Ended
                                  August 31, 2010**   June 30, 2010   June 30, 2009   August 31, 2010**
                                  -----------------   -------------   -------------   -----------------
ADJUSTABLE RATE GOVERNMENT FUND       $1,949,041       $25,169,478     $53,149,200        $1,949,494

**   For the two months ended August 31, 2010.

                     Wells Fargo Advantage Income Funds 197


Notes to Financial Statements

                                         Ordinary Income
                       ---------------------------------------------------
                          Period ended        Year ended       Year ended
                       August 31, 2010***   April 30, 2010   April 30, 2009
                       ------------------   --------------   --------------
HIGH YIELD BOND FUND       $12,391,010        $46,606,207      $41,573,324

***  For the four months ended August 31, 2010.

As of August 31, 2010, the components of distributable earnings on a tax basis are shown on the table below. The difference between book basis and tax basis appreciation is attributable primarily to the tax deferral of losses on wash sales.


                                      Undistributed   Undistributed     Unrealized
                                         Ordinary       Long-Term      Appreciation     Capital Loss
                                          Income           Gain       (Depreciation)    Carryforward
                                      -------------   -------------   --------------   -------------
ADJUSTABLE RATE FUND                    $        0      $        0     $ 11,612,038    $(334,337,198)
GOVERNMENT SECURITIES FUND               3,314,672               0       87,157,166      (71,427,603)
HIGH INCOME FUND                         1,499,408               0       18,897,491      (34,433,221)
HIGH YIELD BOND FUND                     1,375,470               0       12,408,524     (101,863,098)
INCOME PLUS FUND                         3,292,793       1,092,684       22,580,261      (52,288,092)
SHORT DURATION GOVERNMENT BOND FUND      7,774,028         927,788        9,264,340                0
SHORT-TERM BOND FUND                       533,467               0        1,166,974       (2,970,356)
SHORT-TERM HIGH YIELD BOND FUND            511,089               0        6,622,695       (1,434,873)
ULTRA SHORT-TERM INCOME FUND               294,062               0      (26,369,703)     (93,647,091)

10. INDEMNIFICATION

Under the Trust's organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

                     198 Wells Fargo Advantage Income Funds


                         Report of Independent Registered Public Accounting Firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF
WELLS FARGO FUNDS TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Wells Fargo Advantage Adjustable Rate Government Fund, Wells Fargo Advantage Government Securities Fund, Wells Fargo Advantage High Income Fund, Wells Fargo Advantage High Yield Bond Fund, Wells Fargo Advantage Income Plus Fund, Wells Fargo Advantage Short Duration Government Bond Fund, Wells Fargo Advantage Short-Term Bond Fund, Wells Fargo Advantage Short-Term High Yield Bond Fund, and the Wells Fargo Advantage Ultra-Short-Term Income Fund (the "Funds"), nine of the funds constituting the Wells Fargo Funds Trust, as of August 31, 2010, and the related statements of operations, statements of changes in net assets, and the financial highlights for the years or periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2010, by correspondence with the custodian and brokers, or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Funds of the Wells Fargo Funds Trust as of August 31, 2010, the results of their operations, changes in their net assets, and the financial highlights for the periods indicated in the first paragraph above, in conformity with U.S. generally accepted accounting principles.


                                   (KPMG LLP)

Boston, Massachusetts
October 29, 2010

                     Wells Fargo Advantage Income Funds 199


Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at WWW.SEC.GOV. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

SPECIAL MEETING OF SHAREHOLDERS

On June 29 2010, a Special Meeting of Shareholders for the Evergreen U.S. Government Fund was held to consider the following proposal. The results of the proposal are indicated below.

PROPOSAL 1 - To approve the proposed reorganization of the Evergreen U.S. Government Fund into Wells Fargo Advantage Government Securities Fund, a series of Wells Fargo Funds Trust, a Delaware statutory trust:

Net assets voted "For"       $201,091,135
Net assets voted "Against"   $ 18,393,308
Net assets voted "Abstain"   $  8,736,810

On June 21, 2010, a Special Meeting of Shareholders for the Wells Fargo Advantage Strategic Income Fund was held to consider the following proposal. The results of the proposal are indicated below.

PROPOSAL 1 - To approve the proposed reorganization of the Wells Fargo Advantage Strategic Income Fund into Wells Fargo Advantage High Income Fund, a series of Wells Fargo Funds Trust, a Delaware statutory trust:

Shares outstanding voted "For"       1,652,196
Shares outstanding voted "Against"      80,886
Shares outstanding voted "Abstain"     119,639

On June 8, 2010, a Special Meeting of Shareholders for the Wells Fargo Advantage Stable Income Fund was held to consider the following proposal. The results of the proposal are indicated below.

PROPOSAL 1 - To approve the proposed reorganization of the Wells Fargo Advantage Stable Income Fund into Wells Fargo Advantage Ultra Short-Term Income Fund, a series of Wells Fargo Funds Trust, a Delaware statutory trust:

Shares outstanding voted "For"       10,413,129
Shares outstanding voted "Against"       84,294
Shares outstanding voted "Abstain"      157,347

                     200 Wells Fargo Advantage Income Funds


                                                   Other Information (Unaudited)

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust") and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information(1) of each Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 155 funds comprising the Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust, and four closed-end funds (collectively the "Fund Complex"). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INDEPENDENT TRUSTEES

                     Position Held and
Name and Age         Length of Services(2)   Principal Occupations During Past Five Years                  Other Directorships
-----------------    ---------------------   -----------------------------------------------------------   -------------------
Peter G. Gordon      Trustee, since 1998;    Co-Founder, Chairman, President and CEO of Crystal Geyser.    None
67                   Chairman, since 2005    Water Company.
                     (Lead Trustee since
                     2001)

Isaiah Harris, Jr.   Advisory Board          Retired. Prior thereto, President and CEO of BellSouth        CIGNA Corporation;
57                   Trustee, since 2008     Advertising and Publishing Corp from 2005 to 2007,            Deluxe Corporation
                                             President and CEO of BellSouth Enterprises from 2004 to
                                             2005 and President of BellSouth Consumer Services from 2000 to 2003. Currently a member of the Iowa State University
                                             Foundation Board of Governors and a member of the Advisory
                                             Board of Iowa State University School of Business.

Judith M. Johnson    Trustee, since 2008     Retired. Prior thereto, Chief Executive Officer and Chief     None
61                                           Investment Officer of Minneapolis Employees Retirement Fund
                                             from 1996 to 2008. Ms. Johnson is an attorney, certified
                                             public accountant and a certified managerial accountant.

Leroy Keith,         Trustee, since 2010     Chairman, Bloc Global Services (development and               Trustee, Phoenix
Jr.(3)                                       construction). Trustee of the Evergreen Funds from 1983 to    Fund Complex
71                                           2010. Former Managing Director, Almanac Capital Management    (consisting of 46
                                             (commodities firm), former Partner, Stonington Partners,      portfolios as of
                                             Inc. (private equity fund), former Director, Obagi Medical    12/31/09; Director,
                                             Products Co. and former Director, Lincoln Educational         Diversapack Co.
                                             Services.                                                     (packaging company)

David F. Larcker     Advisory Board          James Irvin Miller Professor of Accounting at the Graduate    None
59                   Trustee, since 2008     School of Business, Stanford University, Director of
                                             Corporate Governance Research Program and Co-Director of
                                             The Rock Center for Corporate Governance since 2006. From
                                             2005 to 2008, Professor of Accounting at the Graduate
                                             School of Business, Stanford University. Prior thereto,
                                             Ernst & Young Professor of Accounting at The Wharton
                                             School, University of Pennsylvania from 1985 to 2005.

                     Wells Fargo Advantage Income Funds 201


Other Information (Unaudited)

                     Position Held and
Name and Age         Length of Services(2)   Principal Occupations During Past Five Years                  Other Directorships
-----------------    ---------------------   -----------------------------------------------------------   -------------------
Olivia S. Mitchell   Trustee, since 2006     International Foundation of Employee Benefit Plans            None
57                                           Professor and Chair of the Department of Insurance and Risk
                                             Management, Wharton School of the University of
                                             Pennsylvania. Director of Wharton's Pension Research
                                             Council and Boettner Center on Pensions & Retirement
                                             Research, and Research Associate at the National Bureau of
                                             Economic Research. Previously, Cornell University Professor
                                             from 1978 to 1993.

Timothy J. Penny     Trustee, since 1996     President and CEO of Southern Minnesota Initiative            None
58                                           Foundation, a non-profit organization, since 2007 and
                                             Senior Fellow at the Humphrey Institute Policy Forum at the
                                             University of Minnesota since 1995. Member of the Board of
                                             Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.

Michael S.           Trustee, since 2010     Currently serves on the Investment Company Institute's        None
Scofield(3)                                  Board of Governors and Executive Committee. Former Chairman
67                                           of the Independent Directors Counsel. Trustee of the
                                             Evergreen Funds from 1984 to 2010. Retired Attorney, Law
                                             Offices of Michael S. Scofield and former Director and
                                             Chairman, Branded Media Corporation (multi-media branding
                                             company).

Donald C. Willeke    Trustee, since 1996     Principal of the law firm of Willeke & Daniels. General       None
70                                           Counsel of the Minneapolis Employees Retirement Fund from
                                             1984 until its consolidation into the Minnesota Public
                                             Employees Retirement Association on June 30, 2010.

OFFICERS

                     Position Held and
Name and Age         Length of Services(2)   Principal Occupations During Past Five Years                  Other Directorships
-----------------    ---------------------   -----------------------------------------------------------   -------------------
Karla M. Rabusch     President, since 2003   Executive Vice President of Wells Fargo Bank, N.A. and        None
51                                           President of Wells Fargo Funds Management, LLC since 2003.
                                             Senior Vice President and Chief Administrative Officer of
                                             Wells Fargo Funds Management, LLC from 2001 to 2003.

C. David Messman     Secretary, since        Senior Vice President and Secretary of Wells Fargo Funds      None
49                   2000; Chief Legal       Management, LLC since 2001. Vice President and Managing
                     Counsel, since 2003     Counsel of Wells Fargo Bank, N.A. since 1996. Senior Vice
                                             President of Wells Fargo Funds Management, LLC since 2009.

Kasey Phillips(4)    Treasurer, since 2009   Senior Vice President of Evergreen Investment Management      None
39                                           Company, LLC from 2006 to 2010. Treasurer of the Evergreen
                                             Funds from 2005 to 2010. Vice President and Assistant Vice
                                             President of Evergreen Investment Services, Inc. from 1999 to 2006.

David Berardi(5)     Assistant Treasurer,    Vice President of Wells Fargo Funds Management, LLC since     None
34                   since 2009              2009. Vice President of Evergreen Investment Management
                                             Company, LLC from 2008 to 2010. Assistant Vice President of
                                             Evergreen Investment Services, Inc. from 2004 to 2008.
                                             Manager of Fund Reporting and Control for Evergreen
                                             Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma(5)    Assistant Treasurer,    Senior Vice President of Wells Fargo Funds Management, LLC    None
36                   since 2009              since 2009. Senior Vice President of Evergreen Investment
                                             Management Company, LLC from 2008 to 2010. Vice President,
                                             Evergreen Investment Services, Inc. from 2004 to 2007.
                                             Assistant Vice President, Evergreen Investment Services,
                                             Inc. from 2000 to 2004 and the head of the Fund Reporting
                                             and Control Team within Fund Administration from 2005 to
                                             2010.

                     202 Wells Fargo Advantage Income Funds


                                                   Other Information (Unaudited)

                     Position Held and
Name and Age         Length of Services(2)   Principal Occupations During Past Five Years                  Other Directorships
-----------------    ---------------------   -----------------------------------------------------------   -------------------
Debra Ann Early      Chief Compliance        Chief Compliance Officer of Wells Fargo Funds Management,     None
45                   Officer,                LLC since 2007. Chief Compliance Officer of Parnassus
                     since 2007              Investments from 2005 to 2007. Chief Financial Officer of
                                             Parnassus Investments from 2004 to 2007 and Senior Audit
                                             Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

----------
(1.) The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at www.wellsfargo.com/advantagefunds.

(2.) Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

(3.) Effective July 9, 2010.

(4.) Effective November 1, 2009.

(5.) Treasurer during the period from June 1, 2009 to October 31, 2009.
     Assistant Treasurer effective November 1, 2009.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

THIS PAGE IS INTENTIONALLY LEFT BLANK.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

                     206 Wells Fargo Advantage Income Funds


                                                           List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG    -- Association of Bay Area Governments
ADR     -- American Depositary Receipt
AMBAC   -- American Municipal Bond Assurance Corporation
AMT     -- Alternative Minimum Tax
ARM     -- Adjustable Rate Mortgages
BART    -- Bay Area Rapid Transit
CDA     -- Community Development Authority
CDO     -- Collateralized Debt Obligation
CDSC    -- Contingent Deferred Sales Charge
CGIC    -- Capital Guaranty Insurance Company
CGY     -- Capital Guaranty Corporation
CIFG    -- CDC (Caisse des Depots et Consignations) IXIS Financial Guarantee
COP     -- Certificate of Participation
CP      -- Commercial Paper
CTF     -- Common Trust Fund
DW&P    -- Department of Water & Power
DWR     -- Department of Water Resources
ECFA    -- Educational & Cultural Facilities Authority
EDFA    -- Economic Development Finance Authority
ETET    -- Eagle Tax-Exempt Trust
ETF     -- Exchange-Traded Fund
FAMC    -- Federal Agricultural Mortgage Corporation
FFCB    -- Federal Farm Credit Bank
FGIC    -- Financial Guaranty Insurance Corporation
FHA     -- Federal Housing Authority
FHAG    -- Federal Housing Agency
FHLB    -- Federal Home Loan Bank
FHLMC   -- Federal Home Loan Mortgage Corporation
FNMA    -- Federal National Mortgage Association
FSA     -- Farm Service Agency
GDR     -- Global Depositary Receipt
GNMA    -- Government National Mortgage Association
GO      -- General Obligation
HCFR    -- Healthcare Facilities Revenue
HEFA    -- Health & Educational Facilities Authority
HEFAR   -- Higher Education Facilities Authority Revenue
HFA     -- Housing Finance Authority
HFFA    -- Health Facilities Financing Authority
HUD     -- Housing & Urban Development
IDA     -- Industrial Development Authority
IDAG    -- Industrial Development Agency
IDR     -- Industrial Development Revenue
LIBOR   -- London Interbank Offered Rate
LLC     -- Limited Liability Company
LOC     -- Letter of Credit
LP      -- Limited Partnership
MBIA    -- Municipal Bond Insurance Association
MFHR    -- Multi-Family Housing Revenue
MFMR    -- Multi-Family Mortgage Revenue
MMD     -- Municipal Market Data
MTN     -- Medium Term Note
MUD     -- Municipal Utility District
NATL-RE -- National Public Finance Guarantee Corporation
PCFA    -- Pollution Control Finance Authority
PCR     -- Pollution Control Revenue
PFA     -- Public Finance Authority
PFFA    -- Public Facilities Financing Authority
plc     -- Public Limited Company
PSFG    -- Public School Fund Guaranty
R&D     -- Research & Development
RDA     -- Redevelopment Authority
RDFA    -- Redevelopment Finance Authority
REIT    -- Real Estate Investment Trust
SBA     -- Small Business Administration
SFHR    -- Single Family Housing Revenue
SFMR    -- Single Family Mortgage Revenue
SLMA    -- Student Loan Marketing Association
SPDR    -- Standard & Poor's Depositary Receipts
STIT    -- Short-Term Investment Trust
TBA     -- To Be Announced
TRAN    -- Tax Revenue Anticipation Notes
USD     -- Unified School District
XLCA    -- XL Capital Assurance

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More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT www.wellsfargo.com/advantagefunds. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

                                                               (GRAPHIC)
                                                       Printed on Recycled paper

(C) 2010 Wells Fargo Funds   www.wellsfargo.com/advantagefunds      125776 10-10
Management, LLC.                                                 AIF/AR132 08-10
All rights reserved.

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           August 31, 2010

WELLS FARGO ADVANTAGE NORTH CAROLINA TAX-FREE FUND

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Contents

LETTER TO SHAREHOLDERS ...................................................    2
PERFORMANCE HIGHLIGHTS ...................................................    6
FUND EXPENSES ............................................................   11
PORTFOLIO OF INVESTMENTS .................................................   12
FINANCIAL STATEMENTS
Statement of Assets and Liabilities ......................................   15
Statement of Operations ..................................................   16
Statements of Changes in Net Assets ......................................   17
Financial Highlights .....................................................   18
NOTES TO FINANCIAL STATEMENTS ............................................   20
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ..................   25
OTHER INFORMATION ........................................................   26
LIST OF ABBREVIATIONS ....................................................   30

The views expressed are as of August 31, 2010, and are those of the Fund managers. Any reference to a specific security in this report is not a recommendation to purchase or sell any specific security or adopt any investment strategy. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE NORTH CAROLINA TAX-FREE FUND.

             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

(GRAPHIC)

WELLS FARGO
INVESTMENT HISTORY

1932   KEYSTONE CREATES ONE OF THE FIRST MUTUAL FUND FAMILIES.

1971   WELLS FARGO & COMPANY INTRODUCES ONE OF THE FIRST INSTITUTIONAL INDEX
       FUNDS.

1978 WELLS FARGO APPLIES MARKOWITZ AND SHARPE'S RESEARCH ON MODERN PORTFOLIO THEORY TO INTRODUCE ONE OF THE INDUSTRY'S FIRST TACTICAL ASSET ALLOCATION
       (TAA) MODELS IN INSTITUTIONAL SEPARATELY MANAGED ACCOUNTS.


1984   WELLS FARGO STAGECOACH FUNDS LAUNCHES ITS FIRST ASSET ALLOCATION FUND.

1989 THE TACTICAL ASSET ALLOCATION (TAA) MODEL IS FIRST APPLIED TO WELLS FARGO'S ASSET ALLOCATION MUTUAL FUNDS.

1994 WELLS FARGO INTRODUCES THE LIFEPATH FUNDS, ONE OF THE FIRST SUITES OF TARGET DATE FUNDS (NOW THE WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM)).

1996   EVERGREEN INVESTMENTS AND KEYSTONE FUNDS MERGE.

1997 WELLS FARGO LAUNCHES WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS(SM), A FUND-OF-FUNDS SUITE OF PRODUCTS THAT INCLUDES THE USE OF QUANTITATIVE MODELS TO SHIFT ASSETS AMONG INVESTMENT STYLES.

1999 NORWEST ADVANTAGE FUNDS AND STAGECOACH FUNDS ARE REORGANIZED INTO WELLS FARGO FUNDS AFTER THE MERGER OF NORWEST AND WELLS FARGO.

2002 EVERGREEN RETAIL AND EVERGREEN INSTITUTIONAL COMPANIES FORM THE UMBRELLA ASSET MANAGEMENT COMPANY, EVERGREEN INVESTMENTS.

2005 THE INTEGRATION OF STRONG FUNDS WITH WELLS FARGO FUNDS CREATES WELLS FARGO ADVANTAGE FUNDS, RESULTING IN ONE OF THE TOP 20 MUTUAL FUND COMPANIES IN THE UNITED STATES.

2006 WELLS FARGO ADVANTAGE FUNDS RELAUNCHES THE TARGET DATE PRODUCT LINE AS WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS.

2010 THE MERGERS AND REORGANIZATIONS OF EVERGREEN AND WELLS FARGO ADVANTAGE MUTUAL FUNDS ARE COMPLETED, UNIFYING THE FAMILIES UNDER THE BRAND OF WELLS FARGO ADVANTAGE FUNDS.

WELLS FARGO ADVANTAGE FUNDS(R)

WELLS FARGO ADVANTAGE FUNDS skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

STRENGTH

Our organization is built on the standards of integrity and service established by our parent company--Wells Fargo & Company--more than 150 years ago. And, because we're part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

EXPERTISE

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn't end with our expertise in manager selection--risk management, analysis, and rigorous ongoing review seek to ensure each manager's investment process remains consistent.

PARTNERSHIP

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES BEFORE INVESTING. FOR A CURRENT PROSPECTUS FOR WELLS FARGO ADVANTAGE FUNDS CONTAINING THIS AND OTHER INFORMATION, VISIT www.wellsfargo.com/advantagefunds. READ IT CAREFULLY BEFORE INVESTING.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS(R). Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

The "Dow Jones Target Date Indexes" are a product of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC ("CME"). "Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones Trademark Holdings, LLC, and have been licensed for use for certain purposes by CME and sublicensed for use by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME or Barclays Capital or any of their respective affiliates, and neither Dow Jones, CME nor Barclays Capital nor any of their respective affiliates makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy, and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, CME, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

NOT PART OF THE ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 120 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $230 BILLION IN ASSETS UNDER MANAGEMENT, AS OF AUGUST 31, 2010.

EQUITY FUNDS

Asia Pacific Fund
C&B Large Cap Value Fund
C&B Mid Cap Value Fund
Capital Growth Fund
Classic Value Fund
Common Stock Fund
Core Equity Fund
Disciplined Global Equity Fund
Disciplined U.S. Core Fund
Disciplined Value Fund
Discovery Fund+
Diversified Equity Fund
Diversified International Fund
Diversified Small Cap Fund
Emerging Growth Fund
Emerging Markets Equity Fund
Endeavor Select Fund+
Enterprise Fund+
Equity Value Fund
Global Opportunities Fund
Growth Fund
Growth Opportunities Fund
Health Care Fund
Index Fund
International Equity Fund
International Value Fund
Intrinsic Small Cap Value Fund
Intrinsic Value Fund
Intrinsic World Equity Fund
Large Cap Core Fund
Large Cap Growth Fund
Large Company Value Fund
Mid Cap Growth Fund
Omega Growth Fund
Opportunity Fund+
Precious Metals Fund
Premier Large Company Growth Fund
Small Cap Growth Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Growth Fund
Small Company Value Fund
Small/Mid Cap Core Fund
Small/Mid Cap Value Fund
Social Sustainability Fund+
Special Mid Cap Value Fund
Special Small Cap Value Fund
Specialized Technology Fund
Strategic Large Cap Growth Fund
Traditional Small Cap Growth Fund
Utility and Telecommunications Fund

BOND FUNDS

Adjustable Rate Government Fund
California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Government Securities Fund
High Income Fund
High Yield Bond Fund
Income Plus Fund
Inflation-Protected Bond Fund
Intermediate Tax/AMT-Free Fund
International Bond Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
North Carolina Tax-Free Fund
Pennsylvania Tax-Free Fund
Short Duration Government Bond Fund
Short-Term Bond Fund
Short-Term High Yield Bond Fund
Short-Term Municipal Bond Fund
Strategic Municipal Bond Fund
Total Return Bond Fund
Ultra Short-Term Income Fund
Ultra Short-Term Municipal Income Fund
Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS

Asset Allocation Fund
Conservative Allocation Fund
Diversified Capital Builder Fund
Diversified Income Builder Fund
Growth Balanced Fund
Index Asset Allocation Fund
Moderate Balanced Fund
WealthBuilder Conservative Allocation Portfolio+
WealthBuilder Equity Portfolio+
WealthBuilder Growth Allocation Portfolio+
WealthBuilder Growth Balanced Portfolio+
WealthBuilder Moderate Balanced Portfolio+
WealthBuilder Tactical Equity Portfolio+
Target Today Fund+
Target 2010 Fund+
Target 2015 Fund+
Target 2020 Fund+
Target 2025 Fund+
Target 2030 Fund+
Target 2035 Fund+
Target 2040 Fund+
Target 2045 Fund+
Target 2050 Fund+

MONEY MARKET FUNDS

100% Treasury Money Market Fund
California Municipal Money Market Fund
California Municipal Money Market Trust
Cash Investment Money Market Fund
Government Money Market Fund
Heritage Money Market Fund+
Minnesota Money Market Fund
Money Market Fund
Money Market Trust
Municipal Cash Management Money Market Fund
Municipal Money Market Fund
National Tax-Free Money Market Fund
National Tax-Free Money Market Trust
New Jersey Municipal Money Market Fund
New York Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Prime Investment Money Market Fund
Treasury Plus Money Market Fund

VARIABLE TRUST FUNDS(1)

VT Core Equity Fund
VT Discovery Fund+
VT Index Asset Allocation Fund
VT International Equity Fund
VT Intrinsic Value Fund
VT Omega Growth Fund
VT Opportunity Fund+
VT Small Cap Growth Fund
VT Small Cap Value Fund
VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

----------
(1.) The Variable Trust Funds are generally available only through insurance company variable contracts.

+ In this report, the WELLS FARGO ADVANTAGE DISCOVERY FUND(SM), WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND(SM), WELLS FARGO ADVANTAGE ENTERPRISE FUND(SM), WELLS FARGO ADVANTAGE OPPORTUNITY FUND(SM), WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUND(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUND(SM), WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND(SM), WELLS FARGO ADVANTAGE VT DISCOVERY FUND(SM), and WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND(SM) are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

NOT PART OF THE ANNUAL REPORT.

              2 Wells Fargo Advantage North Carolina Tax-Free Fund


                                                          Letter to Shareholders

(PHOTO OF KARLA M. RABUSCH)
KARLA M. RABUSCH,
President
WELLS FARGO ADVANTAGE FUNDS

MUNICIPAL SECURITIES PERFORMED RELATIVELY WELL OVER THE RECENT SIX- AND 12-MONTH PERIODS, BENEFITING FROM GROWING ECONOMIC ACTIVITY, LOW YIELDS IN U.S. TREASURIES, AND IMPROVING FISCAL CONDITIONS FOR STATE AND LOCAL GOVERNMENTS.

Dear Valued Shareholder,

We are pleased to introduce you to WELLS FARGO ADVANTAGE FUNDS. You now have access to an expanded array of mutual funds, giving you the flexibility to invest in a family of funds covering nearly every asset class and investment style. Following is your annual report for the WELLS FARGO ADVANTAGE NORTH CAROLINA TAX-FREE FUND for the 12-month period that ended August 31, 2010.

During this period, fixed-income markets continued to show strong signs of improvement, resulting in positive returns in nearly every sector. In general, municipal securities performed relatively well over the recent six- and twelve-month periods, benefiting from growing economic activity, low yields in U.S. Treasuries, and improving fiscal conditions for state and local governments. Investors continued to seek tax-exempt municipal money market funds for their higher levels of relative yield and tax-exempt benefits compared with taxable money funds.

GOVERNMENT INTERVENTIONS HELPED RESTORE INVESTOR CONFIDENCE AND PROVIDE
LIQUIDITY.

At the beginning of the reporting period, investors were still wary of market risks and deepening economic declines and wondered if government interventions would be effective in bolstering the financial system. Whether or not economic conditions would improve in the near term was not as important to the markets' performance as the basic understanding that they would likely not get any worse. Extensive government policy measures--including extraordinarily accommodative monetary policy--bolstered investor confidence, which made several securities that had been priced for the worst-case scenarios become attractively undervalued in the assessment of many investors. Non-U.S. Treasury fixed-income markets rallied throughout the second half of 2009. This momentum continued into the early months of 2010, prompting most areas of the fixed-income markets to post strong positive total returns for the recent 12-month period that ended August 31, 2010.

The best-performing fixed-income markets during the period were those that offered a high level of income in the current environment of low short-term rates and an extraordinarily steep yield curve, most notably lower-quality and longer maturities. In municipal bonds, for the lower-quality investment-grade segment, the BBB-rated sub-index of the Barclays Capital Municipal Bond Index returned 12.98% during the 12-month period, while the higher-quality AAA-rated sub-index returned the least of the investment-grade municipal credit tiers, with a 7.51% return. Each respectively lower-quality credit tier performed better than the one above it. By comparison, the Barclays Capital U.S. Aggregate Bond Index and the broad-based Barclays Capital U.S. Treasury Index returned 9.18% and 8.13%, respectively, during the period.

Entering 2010, investors appeared less concerned with the risks of a possible deepening recession and were more focused on the potential for increasing interest rates and geopolitical credit concerns. During the first eight months of 2010, however, not only did short-term interest rates not rise, but yields

              Wells Fargo Advantage North Carolina Tax-Free Fund 3


Letter to Shareholders

essentially remained unchanged, or even fell, across the Treasury and municipal curves. The result was perhaps the steepest yield curve on record, certainly steeper than at any point during 2009. The investor sentiment that strengthened toward the end of 2009 was tempered by global credit fears and signals from the Federal Reserve ("Fed") suggesting that short-term interest rates would remain at the current historic lows until 2011. Moreover, renewed concerns about possible bankruptcies and increased levels of default rates affecting a few municipalities increased risk premiums across the municipal marketplace. However, while it is true that many municipalities are still facing large budget gaps and little or no revenue growth, most state and local governments demonstrated that they will continue to take the necessary actions to improve their situations. The overall results for the first eight months of 2010 were strong returns for Treasuries and positive, but more realistic, returns for municipals, with lower-quality and longer maturities performing best.

AN EXCEPTIONALLY STEEP YIELD CURVE AND ATTRACTIVE VALUATIONS DEFINED THE MUNICIPAL MARKET.

Although the rally moved the fixed-income markets closer to a state of normalcy, several segments of the municipal market were still offering above-average yields versus comparable Treasuries as we entered 2010. Those markets continue to be defined by unusually wide spreads relative to comparable Treasuries, which remain above long-term averages.

Yield curves in the municipal market are some of the steepest on record; this has rewarded investing further out on the curve, with yields increasing significantly as maturities lengthen. In addition, medium- and lower-quality investment-grade municipal securities continue to offer unusually generous yield spreads versus Treasuries. During the last three months of the period, strong demand for U.S. government debt pushed Treasury yields down further than the decline in municipal yields. As a result, municipal valuations became even more attractive relative to Treasuries, as ratios of municipal bond yields to equivalent Treasuries widened across most maturities.

ACTIVE MANAGEMENT AND CREDIT ANALYSIS WILL DRIVE FUND CONSTRUCTION AND PERFORMANCE.

In this environment, we believe that fundamental credit analysis, issue selection, and yield-curve positioning will be the key drivers of portfolio construction and relative performance. At WELLS FARGO ADVANTAGE FUNDS(R), we intend to continue assessing relative-value opportunities throughout the municipal bond markets and across our lineup of municipal funds.

We believe that interest rates will rise, and we believe the WELLS FARGO ADVANTAGE NORTH CAROLINA TAX-FREE FUND is positioned to perform well--whether the yield curve remains unchanged or flattens, and whether interest rates stay stable or move higher--through bonds that offer higher income and benefit from the presently steep yield curve.

YIELD CURVES IN THE MUNICIPAL MARKET ARE SOME OF THE STEEPEST ON RECORD; THIS HAS REWARDED INVESTING FURTHER OUT ON THE CURVE, WITH YIELDS INCREASING SIGNIFICANTLY AS MATURITIES LENGTHEN. IN ADDITION, MEDIUM- AND LOWER-QUALITY INVESTMENT-GRADE MUNICIPAL SECURITIES CONTINUE TO OFFER UNUSUALLY GENEROUS YIELD SPREADS VERSUS TREASURIES.

              4 Wells Fargo Advantage North Carolina Tax-Free Fund


                                                          Letter to Shareholders

Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional, or call us at 1-800-222-8222, 24 hours a day, 7 days a week. You may also want to visit our Web site at www.wellsfargo.com/advantagefunds.

Sincerely,


/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

              6 Wells Fargo Advantage North Carolina Tax-Free Fund


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE NORTH CAROLINA TAX-FREE FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE NORTH CAROLINA TAX-FREE FUND (the Fund) seeks current income exempt from federal income tax and North Carolina individual income tax.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

Robert Miller

FUND INCEPTION

January 11, 1993

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF AUGUST 31, 2010
(EXCLUDING SALES CHARGES)

                                                          1-Year
                                                          ------
Class A                                                    9.38%
Barclays Capital Municipal Bond Index(1)                   9.78%
Barclays Capital North Carolina Municipal Bond Index(2)    8.60%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUND'S WEB SITE - www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. NET AND GROSS EXPENSE RATIOS FOR CLASS A SHARES ARE 0.85% AND 0.87%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH JULY 11, 2013 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN, EXCLUDING ACQUIRED FUND FEES AND CERTAIN OTHER EXPENSES. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

GROWTH OF $10,000 INVESTMENT(3)
(AS OF AUGUST 31, 2010)

                              (PERFORMANCE GRAPH)

                                                                         BARCLAYS CAPITAL
               WELLS FARGO ADVANTAGE NORTH        BARCLAYS CAPITAL        NORTH CAROLINA
             CAROLINA TAX FREE FUND - CLASS A   MUNICIPAL BOND INDEX   MUNICIPAL BOND INDEX
             --------------------------------   --------------------   --------------------
8/31/2000                  9,551                       10,000                 10,000
9/30/2000                  9,533                        9,948                  9,963
10/31/2000                 9,613                       10,057                 10,083
11/30/2000                 9,653                       10,133                 10,157
12/31/2000                 9,849                       10,383                 10,394
1/31/2001                  9,930                       10,486                 10,515
2/28/2001                  9,997                       10,519                 10,553
3/31/2001                 10,068                       10,613                 10,652
4/30/2001                  9,981                       10,498                 10,529
5/31/2001                 10,072                       10,611                 10,640
6/30/2001                 10,133                       10,682                 10,732
7/31/2001                 10,255                       10,841                 10,902
8/31/2001                 10,397                       11,019                 11,085
9/30/2001                 10,378                       10,982                 11,062
10/31/2001                10,461                       11,113                 11,190
11/30/2001                10,371                       11,019                 11,094
12/31/2001                10,322                       10,915                 10,992
1/31/2002                 10,427                       11,104                 11,186
2/28/2002                 10,548                       11,238                 11,321
3/31/2002                 10,405                       11,018                 11,113
4/30/2002                 10,560                       11,233                 11,335
5/31/2002                 10,624                       11,302                 11,395
6/30/2002                 10,726                       11,421                 11,523
7/31/2002                 10,861                       11,568                 11,670
8/31/2002                 10,974                       11,707                 11,801
9/30/2002                 11,201                       11,964                 12,014
10/31/2002                11,008                       11,765                 11,874
11/30/2002                10,970                       11,716                 11,833
12/31/2002                11,232                       11,964                 12,081
1/31/2003                 11,154                       11,933                 12,056
2/28/2003                 11,337                       12,100                 12,228
3/31/2003                 11,321                       12,107                 12,246
4/30/2003                 11,379                       12,187                 12,336
5/31/2003                 11,653                       12,473                 12,607
6/30/2003                 11,582                       12,420                 12,564
7/31/2003                 11,141                       11,985                 12,172
8/31/2003                 11,233                       12,074                 12,290
9/30/2003                 11,542                       12,429                 12,616
10/31/2003                11,470                       12,367                 12,541
11/30/2003                11,595                       12,496                 12,657
12/31/2003                11,677                       12,599                 12,759
1/31/2004                 11,715                       12,671                 12,817
2/29/2004                 11,893                       12,862                 13,000
3/31/2004                 11,818                       12,817                 12,957
4/30/2004                 11,573                       12,514                 12,685
5/31/2004                 11,554                       12,468                 12,664
6/30/2004                 11,590                       12,514                 12,699
7/31/2004                 11,717                       12,678                 12,855
8/31/2004                 11,901                       12,932                 13,080
9/30/2004                 11,948                       13,001                 13,150
10/31/2004                12,009                       13,113                 13,243
11/30/2004                11,908                       13,005                 13,141
12/31/2004                12,025                       13,164                 13,288
1/31/2005                 12,109                       13,287                 13,382
2/28/2005                 12,061                       13,242                 13,334
3/31/2005                 11,959                       13,159                 13,258
4/30/2005                 12,123                       13,366                 13,453
5/31/2005                 12,219                       13,461                 13,545
6/30/2005                 12,267                       13,544                 13,614
7/31/2005                 12,199                       13,483                 13,546
8/31/2005                 12,307                       13,619                 13,672
9/30/2005                 12,238                       13,528                 13,588
10/31/2005                12,169                       13,445                 13,529
11/30/2005                12,210                       13,510                 13,593
12/31/2005                12,308                       13,626                 13,696
1/31/2006                 12,323                       13,663                 13,728
2/28/2006                 12,395                       13,755                 13,802
3/31/2006                 12,325                       13,660                 13,719
4/30/2006                 12,314                       13,655                 13,725
5/31/2006                 12,365                       13,716                 13,786
6/30/2006                 12,307                       13,664                 13,741
7/31/2006                 12,445                       13,827                 13,882
8/31/2006                 12,632                       14,032                 14,065
9/30/2006                 12,721                       14,130                 14,153
10/31/2006                12,787                       14,218                 14,231
11/30/2006                12,888                       14,337                 14,333
12/31/2006                12,817                       14,286                 14,297
1/31/2007                 12,770                       14,250                 14,273
2/28/2007                 12,931                       14,437                 14,442
3/31/2007                 12,870                       14,402                 14,414
4/30/2007                 12,897                       14,444                 14,453
5/31/2007                 12,824                       14,380                 14,398
6/30/2007                 12,750                       14,306                 14,337
7/31/2007                 12,803                       14,417                 14,449
8/31/2007                 12,717                       14,355                 14,433
9/30/2007                 12,910                       14,567                 14,632
10/31/2007                12,939                       14,632                 14,696
11/30/2007                12,967                       14,725                 14,826
12/31/2007                12,932                       14,766                 14,876
1/31/2008                 13,104                       14,952                 15,096
2/29/2008                 12,602                       14,268                 14,507
3/31/2008                 12,839                       14,676                 14,909
4/30/2008                 12,920                       14,847                 15,055
5/31/2008                 12,976                       14,937                 15,141
6/30/2008                 12,781                       14,768                 14,988
7/31/2008                 12,824                       14,825                 15,061
8/31/2008                 12,959                       14,998                 15,239
9/30/2008                 12,352                       14,295                 14,614
10/31/2008                12,025                       14,149                 14,562
11/30/2008                12,108                       14,194                 14,717
12/31/2008                12,126                       14,401                 15,002
1/31/2009                 12,615                       14,928                 15,490
2/28/2009                 12,642                       15,006                 15,589
3/31/2009                 12,606                       15,009                 15,698
4/30/2009                 12,853                       15,309                 15,942
5/31/2009                 13,022                       15,471                 16,058
6/30/2009                 12,916                       15,326                 15,982
7/31/2009                 13,073                       15,582                 16,169
8/31/2009                 13,300                       15,849                 16,318
9/30/2009                 13,762                       16,417                 16,755
10/31/2009                13,467                       16,073                 16,448
11/30/2009                13,516                       16,206                 16,646
12/31/2009                13,650                       16,260                 16,713
1/31/2010                 13,714                       16,345                 16,766
2/28/2010                 13,828                       16,504                 16,921
3/31/2010                 13,835                       16,464                 16,850
4/30/2010                 13,966                       16,664                 16,993
5/31/2010                 14,055                       16,789                 17,133
6/30/2010                 14,058                       16,799                 17,183
7/31/2010                 14,232                       17,008                 17,384
8/31/2010                 14,547                       17,398                 17,720

----------
(1.) Barclays Capital Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

(2.) Barclays Capital North Carolina Municipal Bond Index includes investment-grade, tax-exempt, and fixed-rate bonds issued in the state of North Carolina; all securities have long-term maturities (greater than two years) and are selected from issues larger than $50 million. You cannot invest directly in an index.

(3.) The chart compares the performance of the WELLS FARGO ADVANTAGE NORTH
     CAROLINA TAX-FREE FUND'S Class A shares for the most recent ten years with the Barclays Capital Municipal Bond Index and the Barclays Capital North Carolina Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 4.50%.

              Wells Fargo Advantage North Carolina Tax-Free Fund 7


Performance Highlights (Unaudited)

                  WELLS FARGO ADVANTAGE NORTH CAROLINA TAX-FREE FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

During the period, the Fund's Class A, excluding sales charges, outperformed the Barclays Capital North Carolina Municipal Bond Index and underperformed the Barclays Capital Municipal Bond Index, driven by the following factors:

- Individual security selection and duration positioning were the primary contributors to performance. In addition, yield-curve positioning was a modest contributor.

- Credit positioning was a slight negative. The Fund was overweight higher-rated investment-grade bonds, which had positive returns but underperformed lower-rated investment-grade bonds. Nevertheless, the higher-quality bonds we owned outperformed the higher-quality bonds held in the index, reflecting good security selection.

EFFECTIVE MATURITY DISTRIBUTION(4)
(AS OF AUGUST 31, 2010)

                                  (PIE CHART)

0-1 Years      (5%)
1-3 Years      (5%)
3-5 Years     (13%)
5-10 Years    (16%)
10-20 Years   (22%)
20+ Years     (39%)

INDIVIDUAL SECURITY SELECTION WAS A KEY PERFORMANCE DRIVER AND IS LIKELY TO REMAIN SO OVER THE COMING YEAR.

The municipal market, like all markets, has been struggling to get back to "normal" since the recession began. While municipals followed Treasuries to generational-low rates, it was not necessarily a case of "a rising tide lifts all boats." While most municipalities are facing difficult decisions, and municipal deficits at the state and local level are prevalent, it would be wrong to paint all municipalities with the same broad brush. In uncertain times like these, individual security selection tends to drive performance.

We focused on essential-service revenue bonds, such as water and sewer bonds and electric revenue bonds. These bonds have more predictable revenue streams compared with general obligation (GO) bonds, whose primary sources of revenue are property, sales, and personal income taxes. Bonds that performed well included the North Carolina Turnpike Authority, Charlotte North Carolina Water and Sewer System, Johnston Memorial Hospital Authority, the University of North Carolina System Pooled Revenue Bonds, and the North Carolina Eastern Municipal Power Agency.

DURATION HELPED DRIVE PERFORMANCE AS THE MARKET RALLIED; WE HAVE RECENTLY REDUCED OUR DURATION EXPOSURE.

We maintained duration long to the Barclays Capital Municipal Bond Index for most of the period, which worked well as the market rallied. As rates hit historical lows, we began shortening duration in anticipation of higher rates.

----------
(4.) Effective maturity is calculated based on the total investments of the Fund, excluding cash and cash equivalents. It is subject to change and may have changed since the date specified.

              8 Wells Fargo Advantage North Carolina Tax-Free Fund


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE NORTH CAROLINA TAX-FREE FUND (CONTINUED)

While strong technicals are currently supporting the municipal bond market, we believe that risk is biased to the downside. In response, we have moved duration slightly short of benchmark.

THERE WERE, AND STILL ARE, OPPORTUNITIES IN LOWER-RATED INVESTMENT-GRADE BONDS.

Our overweight to higher-rated investment-grade bonds actually detracted from performance as lower-rated securities outperformed higher-rated bonds by a significant margin. Over the past year, the spread between AAA- and BBB-rated bonds(5) tightened from 340 bps to 274 bps but remains wide compared with historical levels. We believe there is significant opportunity for additional spread tightening. Consequently, we expect to increase our holdings in the A-rated category.

CREDIT QUALITY(6)
(AS OF AUGUST 31, 2010)

A/A          (14%)
AA/Aa        (45%)
AAA/Aaa      (11%)
BBB/Baa      (18%)
Cash          (3%)
Unrated       (5%)
SP-1/MIG 1    (4%)

CURVE POSITIONING WAS A SLIGHT POSITIVE BUT SHOULD BE A LARGER FACTOR OVER THE NEXT YEAR.

We began and ended the year underweight the short end and overweight the long end of the municipal yield curve, although not to the same degree. We decreased our holdings of 30-year bonds and redeployed into bonds with maturities from 15 to 29 years. Given the slope of the yield curve, we believe this area represents the best value. The last time the curve was this steep was from 2004 to 2005, just before the beginning of an extended flattening cycle. Our current yield-curve positioning reflects our belief that the next cyclical move will bring the short end to underperform the intermediate and long ends of the curve.

NORTH CAROLINA IS FARING BETTER THAN MOST.

The State of North Carolina and the majority of its municipalities appear to have been well-managed and have weathered the economic crisis very well compared with many of their peers. On the state level, the debt burden is moderate, and strong executive management allows for quick expenditure adjustments. Conservative fiscal management has been a hallmark of state operations. Pension concerns are almost nonexistent with the current funding ratio of 99%. The state enjoys the highest rating (AAA) from all three rating agencies - Moody's, S&P, and Fitch. The market has recognized

----------
(5.) Credit quality ratings apply to corporate and municipal bond issues.
     Standard and Poor's rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

(6.) The ratings indicated are from Standard & Poor's, Fitch, and/or Moody's
     Investors Service. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized and if rated by one of the agencies that rating was utilized.

              Wells Fargo Advantage North Carolina Tax-Free Fund 9


Performance Highlights (Unaudited)

                  WELLS FARGO ADVANTAGE NORTH CAROLINA TAX-FREE FUND (CONTINUED)

these positives, resulting in a premium for paper issued by municipalities within the state. This potentially makes comparison with the Barclays Capital Municipal Bond Index (a state-specific fund versus a national benchmark) difficult.

GOING FORWARD, WE BELIEVE THE MUNICIPAL BOND MARKET MAY OUTPERFORM OTHER FIXED-INCOME ASSETS.

We believe that short-term municipal and Treasury rates are poised to rise. Current economic and geopolitical uncertainty has driven a risk-aversion trade, which has been good for bonds. While we expect growth to be slow, we do expect it to be positive, which will likely result in higher rates.

As we progress toward higher rates, we believe that municipal bonds will outperform other fixed-income assets. A supply/demand imbalance sets up strong technicals within the municipal marketplace. In 2009, municipal supply was in line with recent historical trends, but tax-exempt supply was at the lowest level since 2004 and continues to decline. Build America Bonds, which now account for about 30% of total new bond issuance, have not added to supply, but rather have reduced tax-exempt supply since they are taxable instruments. Consequently, we believe demand for municipals will remain strong in the face of declining supply.

             10 Wells Fargo Advantage North Carolina Tax-Free Fund


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE NORTH CAROLINA TAX-FREE FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(7) (%) (AS OF AUGUST 31, 2010)

                                                                                                                   Expense
                                       Including Sales Charge                  Excluding Sales Charge             Ratios(8)
                               -------------------------------------   -------------------------------------   --------------
                   Inception
                     Date      6 Months*   1 Year   5 Year   10 Year   6 Months*   1 Year   5 Year   10 Year   Gross   Net(9)
                  ----------   ---------   ------   ------   -------   ---------   ------   ------   -------   -----   ------
Class A (ENCMX)   01/11/1993     0.49       4.50     2.46      3.82       5.20      9.38     3.40      4.30     0.87%   0.85%
Class C (ENCCX)   03/27/2002     3.80       7.57     2.64      3.53       4.80      8.57     2.64      3.53     1.62%   1.60%
Institutional
Class (ENCYX)     02/28/1994                                              5.34      9.66     3.67      4.57     0.54%   0.54%
Barclays Capital Municipal Bond Index(1)                                  5.42      9.78     5.02      5.69
Barclays Capital North Carolina Municipal Bond Index(2)                   4.72      8.60     5.32      5.89

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUND'S WEB SITE - www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to North Carolina municipal securities risk, high-yield securities risk, and nondiversification risk. Consult the Fund's prospectus for additional information on these and other risks. A portion of the Fund's income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.

----------
(7.) Performance shown for Class C shares prior to its inception reflects the performance of the Fund's Class A shares, and has been adjusted to reflect the higher expenses applicable to Class C. Historical performance shown for all classes of the Fund prior to July 12, 2010 is based on the performance of the fund's predecessor, Evergreen North Carolina Municipal Bond Fund.

(8.) Reflects the expense ratios as stated in the July 12, 2010 prospectuses.

(9.) Effective July 12, 2010, the investment adviser has contractually committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratios shown, excluding acquired fund fees and certain other expenses. Without these reductions, the Fund's returns would have been lower.

             Wells Fargo Advantage North Carolina Tax-Free Fund 11


Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from March 1, 2010 to August 31, 2010.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                BEGINNING         ENDING        EXPENSES
                                              ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING     NET ANNUAL
                                                03-01-2010      08-31-2010     PERIOD(1)    EXPENSE RATIO
                                              -------------   -------------   -----------   -------------
CLASS A
   Actual                                       $1,000.00       $1,051.98        $4.60          0.89%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.72        $4.53          0.89%
CLASS C
   Actual                                       $1,000.00       $1,048.03        $8.47          1.64%
   Hypothetical (5% return before expenses)     $1,000.00       $1,016.94        $8.34          1.64%
INSTITUTIONAL CLASS
   Actual                                       $1,000.00       $1,053.39        $3.21          0.62%
   Hypothetical (5% return before expenses)     $1,000.00       $1,022.08        $3.16          0.62%

----------
(1.) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

             12 Wells Fargo Advantage North Carolina Tax-Free Fund


                                       Portfolio of Investments--August 31, 2010

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
MUNICIPAL BONDS & NOTES: 95.80%
MASSACHUSETTS: 1.30%
$    2,410,000   MASSACHUSETTS EDUCATIONAL FINANCING AUTHORITY SERIES A
                 (EDUCATION REVENUE)                                                5.50%         01/01/2017    $        2,780,610
                                                                                                                ------------------
NEVADA: 2.86%
     2,000,000   CLARK COUNTY NV SERIES C (TRANSPORTATION REVENUE, AMBAC
                 INSURED)                                                           5.38          07/01/2018             2,115,180
     3,500,000   CLARK COUNTY SCHOOL DISTRICT NV SERIES B (EDUCATION REVENUE,
                 NATL-RE FGIC INSURED)                                              5.00          06/15/2018             4,007,500
                                                                                                                         6,122,680
                                                                                                                ------------------
NORTH CAROLINA: 77.28%
    10,000,000   AUSTIN NC UNIVERSITY OF NORTH CAROLINA CHAPEL HILL PROJECT,
                 SERIES 2008-1085 (EDUCATION REVENUE)+/-(x)                         7.81          12/01/2036            11,533,600
     4,235,000   BOARD OF GOVERNORS OF THE UNIVERSITY OF NORTH CAROLINA
                 SERIES 1 (EDUCATION REVENUE)                                       5.00          10/01/2034             4,548,094
     5,000,000   CAPE FEAR PUBLIC UTILITY AUTHORITY NORTH CAROLINA (UTILITIES
                 REVENUE)                                                           5.00          08/01/2035             5,403,200
     1,885,000   CHARLOTTE-MECKLENBURG HOSPITAL AUTHORITY NC (HCFR)                 5.00          01/15/2027             2,026,243
     2,000,000   CHARLOTTE-MECKLENBURG HOSPITAL AUTHORITY NC (HCFR)                 5.25          01/15/2034             2,141,020
     2,500,000   CITY OF CHARLOTTE NC SERIES A (TRANSPORTATION REVENUE)             5.50          07/01/2034             2,736,250
     1,480,000   CITY OF CHARLOTTE NC SERIES B (TRANSPORTATION REVENUE)             5.00          07/01/2020             1,627,068
       810,000   CITY OF CHARLOTTE NC SERIES B (TRANSPORTATION REVENUE)             5.50          07/01/2024               882,479
     6,480,000   CITY OF CHARLOTTE NC (UTILITIES REVENUE)                           5.00          07/01/2038             7,052,638
     5,000,000   CITY OF RALEIGH NC SERIES A (UTILITIES REVENUE)                    5.00          03/01/2036             5,338,750
     3,450,000   COLUMBUS COUNTY INDUSTRIAL FACILITIES & POLLUTION CONTROL
                 FINANCING AUTHORITY SERIES A (INDUSTRIAL DEVELOPMENT
                 REVENUE)                                                           5.85          12/01/2020             3,452,105
       790,000   COUNTY OF CUMBERLAND NC SERIES B1 (LEASE REVENUE)                  5.00          12/01/2019               955,805
     1,075,000   COUNTY OF FORSYTH NC PUBLIC FACILITIES & EQUIPMENT PROJECT
                 (LEASE REVENUE)                                                    5.00          10/01/2016             1,264,458
     3,745,000   COUNTY OF FORSYTH NC PUBLIC FACILITIES & EQUIPMENT PROJECT
                 (LEASE REVENUE)                                                    5.00          10/01/2017             4,360,041
     2,750,000   COUNTY OF NASH NC (MISCELLANEOUS REVENUE, ASSURED GUARANTY
                 INSURED)                                                           5.00          10/01/2030             3,009,710
     1,800,000   COUNTY OF NEW HANOVER NC (HCFR, AGM INSURED)                       5.13          10/01/2031             1,921,788
     1,000,000   HAYWOOD COUNTY NC INDUSTRIAL FACILITIES & POLLUTION CONTROL
                 FINANCING AUTHORITY (RESOURCE RECOVERY REVENUE)                    6.40          11/01/2024             1,010,930
     5,000,000   JOHNSTON MEMORIAL HOSPITAL AUTHORITY (HCFR, AGM FHA 242 LOC)       5.25          10/01/2036             5,284,550
     3,000,000   MECKLENBURG COUNTY NC PUBLIC FACILITIES CORPORATION
                 (MISCELLANEOUS REVENUE)                                            5.00          03/01/2017             3,618,480
     5,000,000   NORTH CAROLINA CAPITAL FACILITIES FINANCE AGENCY SERIES A
                 (EDUCATION REVENUE)                                                5.00          10/01/2044             5,306,250
     2,100,000   NORTH CAROLINA CAPITAL FACILITIES FINANCE AGENCY (RESOURCE
                 RECOVERY REVENUE)+/-                                               3.38          08/01/2014             2,121,882
     3,750,000   NORTH CAROLINA EASTERN MUNICIPAL POWER AGENCY SERIES A
                 (UTILITIES REVENUE)                                                6.50          01/01/2018             4,680,825
     5,000,000   NORTH CAROLINA EASTERN MUNICIPAL POWER AGENCY SERIES A
                 (UTILITIES REVENUE)                                                5.00          01/01/2021             6,050,850
     2,985,000   NORTH CAROLINA HOUSING FINANCE AGENCY SERIES 25-A (HOUSING
                 REVENUE)+/-ss                                                      4.65          07/01/2021             3,046,431
       255,000   NORTH CAROLINA HOUSING FINANCE AGENCY SERIES 8-A (HOUSING
                 REVENUE)                                                           6.00          07/01/2011               255,663
       290,000   NORTH CAROLINA HOUSING FINANCE AGENCY SERIES 8-A (HOUSING
                 REVENUE)                                                           6.10          07/01/2013               290,621
     1,915,000   NORTH CAROLINA HOUSING FINANCE AGENCY SERIES 9-A (HOUSING
                 REVENUE)                                                           5.60          07/01/2016             1,918,064
       130,000   NORTH CAROLINA HOUSING FINANCE AGENCY SERIES JJ (HOUSING
                 REVENUE FHA INSURED)                                               6.15          03/01/2011               130,385
     1,095,000   NORTH CAROLINA MEDICAL CARE COMMISION HUGH CHATAM MEMORIAL
                 HOSPITAL PROJECT (HCFR, RADIAN INSURED)                            5.50          10/01/2020             1,113,232
     1,000,000   NORTH CAROLINA MEDICAL CARE COMMISISON STANLEY MEMORIAL
                 HOSPITAL PROJECT (HCFR)                                            5.00          07/01/2033               964,320
     3,000,000   NORTH CAROLINA MEDICAL CARE COMMISSION, BAPTIST HOSPITAL
                 PROJECT (HCFR)                                                     5.25          06/01/2029             3,262,200
     3,500,000   NORTH CAROLINA MEDICAL CARE COMMISSION, DUKE UNIVERSITY
                 HEALTH SYSTEM SERIES A (HCFR)                                      5.00          06/01/2039             3,671,675
     3,825,000   NORTH CAROLINA MEDICAL CARE COMMISSION GRACE HOSPITAL
                 INCORPORATED PROJECT (HCFR)                                        5.25          10/01/2013             3,834,104
     3,000,000   NORTH CAROLINA MEDICAL CARE COMMISSION (HCFR)                      6.38          07/01/2023             3,508,950
     3,000,000   NORTH CAROLINA MEDICAL CARE COMMISSION (HCFR, ALLIED IRISH
                 BANK PLC LOC)+/-ss                                                 2.00          01/01/2021             3,000,000

             Wells Fargo Advantage North Carolina Tax-Free Fund 13


Portfolio of Investments--August 31, 2010

   PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
--------------   ------------------------------------------------------------   -------------   -------------   ------------------
NORTH CAROLINA (continued)
$    3,940,000   NORTH CAROLINA MEDICAL CARE COMMISSION (HCFR, AMBAC INSURED)       5.38%         10/01/2014    $        3,946,068
     5,000,000   NORTH CAROLINA MEDICAL CARE COMMISSION NOVANT HEALTH
                 SERIES A (HCFR)+/-ss                                               0.50          11/01/2028             5,000,000
     1,000,000   NORTH CAROLINA MEDICAL CARE COMMISSION PRESBYTERIAN HOME
                 PROJECT (HCFR)                                                     5.40          10/01/2027               985,700
     2,000,000   NORTH CAROLINA MEDICAL CARE COMMISSION PRESBYTERIAN HOMES
                 PROJECT (HCFR)                                                     5.50          10/01/2031             1,911,060
     1,500,000   NORTH CAROLINA MEDICAL CARE COMMISSION PRESBYTERIAN HOMES
                 PROJECT (HCFR)                                                     5.60          10/01/2036             1,428,900
     2,365,000   NORTH CAROLINA MEDICAL CARE COMMISSION SOUTHEASTERN REGIONAL
                 MEDICAL CENTER PROJECT (HCFR)                                      5.50          06/01/2015             2,484,622
       385,000   NORTH CAROLINA MEDICAL CARE COMMISSION TRANSYLVANIA
                 COMMUNIITY HOSPITAL INCORPORATED PROJECT (HCFR)                    5.50          10/01/2012               385,200
     1,090,000   NORTH CAROLINA MEDICAL CARE COMMISSION TRANSYLVANIA COMMUNITY
                 HOSPITAL INCORPORATED PROJECT (HCFR)                               5.75          10/01/2019             1,089,913
     2,720,000   NORTH CAROLINA MUNICIPAL POWER AGENCY NO. 1 CATAWBA NUCLEAR
                 POWER PROJECT SERIES A (UTILITIES REVENUE)                         5.00          01/01/2021             3,140,730
     5,000,000   NORTH CAROLINA MUNICIPAL POWER AGENCY NO. 1 CATAWBA NUCLEAR
                 POWER PROJECT (UTILITIES REVENUE)                                  5.50          01/01/2013             5,305,350
     1,000,000   NORTH CAROLINA MUNICIPAL POWER AGENCY NO. 1 CATAWBA NUCLEAR
                 POWER PROJECT SERIES A (UTILITIES REVENUE)                         5.00          01/01/2030             1,063,660
     3,540,000   NORTH CAROLINA PORTS AUTHORITY SERIES B (TRANSPORTATION
                 REVENUE)                                                           5.00          02/01/2025             3,749,780
     6,500,000   NORTH CAROLINA TURNPIKE AUTHORITY SERIES A (TRANSPORTATION
                 REVENUE, ASSURED GUARANTY INSURED)                                 5.75          01/01/2039             7,125,235
     1,000,000   RALEIGH DURHAM AIRPORT AUTHORITY SERIES A (TRANSPORTATION
                 REVENUE)%%                                                         5.00          05/01/2036             1,076,140
     2,500,000   RALEIGH DURHAM AIRPORT AUTHORITY SERIES B-1(TRANSPORTATION
                 REVENUE)                                                           5.00          11/01/2028             2,770,425
     3,000,000   UNIVERSITY OF NORTH CAROLINA AT CHAPEL HILL SERIES A
                 (EDUCATION REVENUE)                                                5.00          12/01/2034             3,257,100
     4,000,000   UNIVERSITY OF NORTH CAROLINA AT CHARLOTTE SERIES B
                 (EDUCATION REVENUE, AGM INSURED)                                   5.00          04/01/2036             4,281,960
     5,000,000   WAKE COUNTY NC INDUSTRIAL FACILITIES & POLLUTION CONTROL
                 FINANCING AUTHORITY (IDR)                                          5.38          02/01/2017             5,338,897
                                                                                                                       165,663,401
                                                                                                                ------------------
PUERTO RICO: 8.00%
     4,000,000   PUERTO RICO COMMONWEALTH AQUEDUCT & SEWER AUTHORITY SERIES A
                 (UTILITIES REVENUE)                                                6.00          07/01/2038             4,331,720
     5,000,000   PUERTO RICO ELECTRIC POWER & LIGHT REVENUE SERIES WW
                 (UTILITIES REVENUE)                                                5.50          07/01/2038             5,289,450
     6,000,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES UU (UTILITIES
                 REVENUE, AGM INSURED)+/-                                           0.88          07/01/2029             4,281,180
     3,000,000   PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY SERIES AA-1
                 (SALES TAX REVENUE, AGM INSURED)                                   4.95          07/01/2026             3,246,150
                                                                                                                        17,148,500
                                                                                                                ------------------
TENNESSEE: 1.45%
     1,020,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES A (UTILITIES
                 REVENUE)                                                           5.25          09/01/2026             1,042,205
     2,000,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES C (UTILITIES
                 REVENUE)                                                           5.00          02/01/2021             2,065,040
                                                                                                                         3,107,245
                                                                                                                ------------------
TEXAS: 1.02%
     2,000,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION
                 SERIES D (UTILITIES REVENUE)                                       5.63          12/15/2017             2,199,080
                                                                                                                ------------------
VIRGIN ISLANDS: 3.89%
     2,500,000   VIRGIN ISLANDS PUBLIC FINANCE AUTHORITY SERIES A
                 (MISCELLANEOUS REVENUE)                                            6.75          10/01/2037             2,821,600
     1,500,000   VIRGIN ISLANDS PUBLIC FINANCE AUTHORITY SERIES A-1
                 (MISCELLANEOUS REVENUE)                                            5.00          10/01/2039             1,517,415
     1,000,000   VIRGIN ISLANDS PUBLIC FINANCE AUTHORITY SERIES B
                 (MISCELLANEOUS REVENUE)                                            5.00          10/01/2025             1,059,090
     1,710,000   VIRGIN ISLANDS PUBLIC FINANCE AUTHORITY SERIES C
                 (MISCELLANEOUS REVENUE)                                            5.00          10/01/2014             1,886,831
     1,000,000   VIRGIN ISLANDS PUBLIC FINANCE AUTHORITY SERIES C
                 (MISCELLANEOUS REVENUE)                                            5.00          10/01/2022             1,062,580
                                                                                                                         8,347,516
                                                                                                                ------------------
TOTAL MUNICIPAL BONDS & NOTES (COST $191,790,030)                                                                      205,369,032
                                                                                                                ------------------

              14 Wells Fargo Advantage North Carolina Tax-Free Fund


                                       Portfolio of Investments--August 31, 2010

    SHARES       SECURITY NAME                                                      YIELD                              VALUE
--------------   ------------------------------------------------------------   -------------                   ------------------
SHORT-TERM INVESTMENTS: 5.19%
INVESTMENT COMPANIES: 5.19%
    11,125,426   WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET
                 FUND(u)(l)(o)                                                      0.12%                       $       11,125,426
TOTAL SHORT-TERM INVESTMENTS (COST $11,125,426)                                                                         11,125,426
                                                                                                                ------------------
TOTAL INVESTMENTS IN SECURITIES
(COST $202,915,456)*                                               100.99%                                             216,494,458
OTHER ASSETS AND LIABILITIES, NET                                   (0.99)                                              (2,131,158)
                                                                   ------                                       ------------------
TOTAL NET ASSETS                                                   100.00%                                      $      214,363,300
                                                                   ------                                       ------------------

----------
(o) Security pledged as collateral for when issued (TBA) and/or delayed delivery securities.

(x)  Inverse floating rate security.

(u)  Rate shown is the 7-day annualized yield at period end.

(l)  Investment in an affiliate.

%%   Securities issued on a when issued (TBA) and/or delayed delivery basis.

+/-  Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

* Cost for federal tax purposes is $202,915,456 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $13,681,041
Gross unrealized depreciation      (102,039)
                                -----------
Net unrealized appreciation     $13,579,002

The accompanying notes are an integral part of these financial statements.

             Wells Fargo Advantage North Carolina Tax-Free Fund 15


Statement of Assets and Liabilities--August 31, 2010

ASSETS
   Investments
      In unaffiliated securities, at value....................   $205,369,032
      In affiliated securities, at value......................     11,125,426
                                                                 ------------
   Total investments, at value (see cost below)...............    216,494,458
   Receivable for securities sold.............................        150,000
   Receivable for Fund shares sold............................          1,802
   Receivable for interest....................................      2,538,938
   Prepaid expenses and other assets..........................         27,215
                                                                 ------------
Total assets..................................................    219,212,413
                                                                 ------------
LIABILITIES
   Dividends payable..........................................        502,811
   Payable for investments purchased..........................      3,819,942
   Payable for Fund shares redeemed...........................        352,009
   Advisory fee payable.......................................         48,985
   Distribution Plan fees payable.............................          4,951
   Due to other related parties...............................         31,220
   Accrued expenses and other liabilities.....................         89,195
                                                                 ------------
Total liabilities.............................................      4,849,113
                                                                 ------------
TOTAL NET ASSETS..............................................   $214,363,300
                                                                 ------------
NET ASSETS CONSIST OF
   Paid-in capital............................................   $217,216,242
   Overdistributed net investment income......................        (61,807)
   Accumulated net realized loss on investments...............    (16,370,137)
   Net unrealized appreciation on investments.................     13,579,002
                                                                 ------------
TOTAL NET ASSETS..............................................   $214,363,300
                                                                 ------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
   Net assets - Class A.......................................   $ 56,508,392
   Shares outstanding - Class A...............................      5,582,384
   Net asset value per share - Class A........................   $      10.12
   Maximum offering price per share - Class A(2)..............   $      10.60
   Net assets - Class C.......................................   $  7,671,215
   Shares outstanding - Class C...............................        757,820
   Net asset value per share - Class C........................   $      10.12
   Net assets - Institutional Class...........................   $150,183,693
   Shares outstanding - Institutional Class...................     14,836,271
   Net asset value per share - Institutional Class............   $      10.12
Total investments, at cost....................................   $202,915,456
                                                                 ------------

----------
(1.) The Fund has an unlimited number of authorized shares.

(2.) Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

            16 Wells Fargo Advantage North Carolina Tax-Free Fund(1)


                    Statements of Operations--For the Year Ended August 31, 2010

INVESTMENT INCOME
   Interest ........................................................................   $10,511,117
   Income from affiliated securities ...............................................        12,620
                                                                                       -----------
Total investment income ............................................................    10,523,737
                                                                                       -----------
EXPENSES
   Advisory fee ....................................................................       877,521
   Administration fees
      Fund level ...................................................................       199,041
      Class A ......................................................................        12,513
      Class C ......................................................................         1,662
      Institutional Class ..........................................................        16,651
   Custody and accounting fees .....................................................        56,031
   Shareholder servicing fees
      Class A ......................................................................       132,457
      Class B(2) ...................................................................         4,923
      Class C ......................................................................        16,569
   Distribution fees
      Class B(2) ...................................................................        14,769
      Class C ......................................................................        49,707
   Professional fees ...............................................................        56,121
   Registration fees ...............................................................        50,885
   Shareholder report expenses .....................................................        35,262
   Trustees' fees and expenses .....................................................        10,193
   Transfer agent fees .............................................................        45,074
   Other fees and expenses .........................................................         8,579
                                                                                       -----------
Total expenses .....................................................................     1,587,958
LESS
   Expense reductions ..............................................................          (118)
   Waived fees and/or expense reimbursements .......................................       (25,776)
Net expenses .......................................................................     1,562,064
                                                                                       -----------
Net investment income ..............................................................     8,961,673
REALIZED AND UNREALIZED GAINS OR LOSSES ON INVESTMENTS
Net realized gains on securities in unaffiliated securities ........................     5,773,186
Net change in unrealized gains or losses on securities in unaffiliated securities ..     4,837,406
                                                                                       -----------
Net realized and unrealized gains or losses on investments .........................    10,610,592
                                                                                       -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................   $19,572,265
                                                                                       -----------

----------
(1.) After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen North Carolina Municipal Bond Fund, which became the accounting and performance survivor in the transaction. The information for the period prior to July 12, 2010 is that of the predecessor fund.

(2.) Class B shares of Evergreen North Carolina Municipal Bond Fund became Class
     A shares on July 12, 2010.

The accompanying notes are an integral part of these financial statements.

             Wells Fargo Advantage North Carolina Tax-Free Fund 17


Statements of Changes in Net Assets

                                                                                    For the                      For the
                                                                                   Year Ended                  Year Ended
                                                                               August 31, 2010(1)           August 31, 2009(1)
                                                                          ---------------------------  --------------------------
OPERATIONS
   Net investment income...............................................                  $  8,961,673                $ 10,369,025
   Net realized gains or losses on investments.........................                     5,773,186                 (12,975,828)
   Net change in unrealized gains or losses on investments.............                     4,837,406                   3,736,529
                                                                                         ------------                ------------
Net increase in net assets resulting from operations...................                    19,572,265                   1,129,726
                                                                                         ------------                ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A..........................................................                    (2,178,772)                 (2,087,538)
      Class B(2).......................................................                       (67,960)                   (133,962)
      Class C..........................................................                      (221,328)                   (170,824)
      Institutional Class..............................................                    (6,670,963)                 (8,023,144)
                                                                                         ------------                ------------
Total distributions to shareholders....................................                    (9,139,023)                (10,415,468)
                                                                                         ------------                ------------

                                                                             SHARES                       SHARES
                                                                          ------------                 -----------
CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold
      Class A..........................................................        680,302      6,681,892      809,839      7,595,348
      Class B(2).......................................................            185          1,928       31,078        293,742
      Class C..........................................................        345,990      3,394,282       46,535        433,000
      Institutional Class..............................................      1,491,632     14,595,901    2,236,291     20,624,638
                                                                                         ------------                ------------
                                                                                           24,674,003                  28,946,728
                                                                                         ------------                ------------
   Net asset value of shares issued in reinvestment of distributions
      Class A..........................................................        136,217      1,338,770      145,451      1,356,789
      Class B(2).......................................................          2,855         27,966        6,812         63,328
      Class C..........................................................         14,542        142,981       11,417        106,483
      Institutional Class..............................................         52,562        516,705       48,827        455,900
                                                                                         ------------                ------------
........................................................................                     2,026,422                   1,982,500
                                                                                         ------------                ------------
   Automatic conversion of Class B shares to Class A shares
      Class A..........................................................         33,145        325,182      129,782      1,214,014
      Class B(2).......................................................        (33,145)      (325,182)    (129,782)    (1,214,014)
                                                                                         ------------                ------------
........................................................................                             0                           0
                                                                                         ------------                ------------
   Payment for shares redeemed
      Class A..........................................................       (561,591)    (5,516,010)  (1,371,585)   (12,886,844)
      Class B(2).......................................................       (248,411)    (2,449,451)    (154,244)    (1,422,505)
      Class C..........................................................       (101,213)      (991,298)     (94,178)      (877,053)
      Institutional Class..............................................     (2,593,874)   (25,446,131) (14,477,536)  (134,996,554)
                                                                                         ------------                ------------
                                                                                          (34,402,890)               (150,182,956)
                                                                                         ------------                ------------
Net decrease in net assets resulting from capital share transactions...                    (7,702,465)               (119,253,728)
                                                                                         ------------                ------------
Total increase (decrease) in net assets................................                     2,730,777                (128,539,470)
NET ASSETS
BEGINNING OF PERIOD....................................................                   211,632,523                 340,171,993
                                                                                         ------------                ------------
END OF PERIOD..........................................................                  $214,363,300                $211,632,523
                                                                                         ------------                ------------
Undistributed (overdistributed) net investment income..................                  $    (61,807)               $    115,543
                                                                                         ------------                ------------

----------
(1.) After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen North Carolina Municipal Bond Fund, which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of the predecessor fund.

(2.) Class B shares of Evergreen North Carolina Municipal Bond Fund became Class
     A shares on July 12, 2010.

The accompanying notes are an integral part of these financial statements.

             18 Wells Fargo Advantage North Carolina Tax-Free Fund


                                                            Financial Highlights

                                          Beginning                 Net Realized    Distributions
                                          Net Asset       Net      and Unrealized      from Net
                                          Value Per   Investment    Gain (Loss)       Investment
                                            Share       Income     on Investments      Income
                                          ---------   ----------   --------------   -------------
NORTH CAROLINA TAX-FREE FUND(1)
Class A
September 1, 2009 to August 31, 2010 ..     $ 9.64      0.39(3)         0.49            (0.40)
September 1, 2008 to August 31, 2009 ..     $ 9.80      0.39           (0.15)           (0.40)
September 1, 2007 to August 31, 2008 ..     $10.00      0.39           (0.20)           (0.39)
September 1, 2006 to August 31, 2007 ..     $10.30      0.38           (0.30)           (0.38)
September 1, 2005 to August 31, 2006 ..     $10.44      0.39           (0.14)           (0.38)
Class C
September 1, 2009 to August 31, 2010 ..     $ 9.64      0.32(3)         0.49            (0.33)
September 1, 2008 to August 31, 2009 ..     $ 9.80      0.32           (0.15)           (0.33)
September 1, 2007 to August 31, 2008 ..     $10.00      0.31           (0.20)           (0.31)
September 1, 2006 to August 31, 2007 ..     $10.30      0.30           (0.29)           (0.31)
September 1, 2005 to August 31, 2006 ..     $10.44      0.31           (0.13)           (0.31)
Institutional Class
September 1, 2009 to August 31, 2010 ..     $ 9.64      0.42(3)         0.49            (0.43)
September 1, 2008 to August 31, 2009 ..     $ 9.80      0.42           (0.16)           (0.42)
September 1, 2007 to August 31, 2008 ..     $10.00      0.41           (0.20)           (0.41)
September 1, 2006 to August 31, 2007 ..     $10.30      0.41           (0.30)           (0.41)
September 1, 2005 to August 31, 2006 ..     $10.44      0.41           (0.13)           (0.41)

----------
(1.) After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen North Carolina Municipal Bond Fund, which was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to July 12, 2010 are those of Evergreen North Carolina Municipal Bond Fund.

(2.) Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown.

(3.) Calculated upon average shares outstanding.

(4.) Ratios include interest and fee expense relating to inverse floating-rate obligations as follows:

August 31, 2008    0.05%
August 31, 2007    0.09%
August 31, 2006    0.03%

The accompanying notes are an integral part of these financial statements.

             Wells Fargo Advantage North Carolina Tax-Free Fund 19


Financial Highlights

                                Ratio to Average Net Assets
                   Ending    --------------------------------
 Distributions   Net Asset       Net                                        Portfolio    Net Assets at
   from Net      Value Per   Investment     Gross       Net       Total      Turnover    End of Period
Realized Gains     Share       Income     Expenses   Expenses   Return(2)      Rate     (000's omitted)
--------------   ---------   ----------   --------   --------   ---------   ---------   ---------------


     0.00          $10.12       4.03%     0.90%      0.88%        9.38%        63%          $ 56,508
     0.00          $ 9.64       4.22%     0.87%      0.87%        2.63%        48%          $ 51,028
     0.00          $ 9.80       3.88%     0.92%(4)   0.89%(4)     1.90%        78%          $ 54,680
     0.00          $10.00       3.71%     0.98%(4)   0.93%(4)     0.67%        72%          $ 59,828
    (0.01)         $10.30       3.78%     0.92%(4)   0.87%(4)     2.54%        83%          $ 66,176

     0.00          $10.12       3.26%     1.65%      1.63%        8.57%        63%          $  7,671
     0.00          $ 9.64       3.47%     1.62%      1.62%        1.87%        48%          $  4,805
     0.00          $ 9.80       3.12%     1.64%(4)   1.64%(4)     1.13%        78%          $  5,239
     0.00          $10.00       2.96%     1.68%(4)   1.68%(4)    (0.08)%       72%          $  5,734
    (0.01)         $10.30       3.03%     1.61%(4)   1.61%(4)     1.82%        83%          $  5,744

     0.00          $10.12       4.29%     0.64%      0.63%        9.66%        63%          $150,184
     0.00          $ 9.64       4.47%     0.62%      0.62%        2.89%        48%          $153,115
     0.00          $ 9.80       4.12%     0.64%(4)   0.64%(4)     2.15%        78%          $275,112
     0.00          $10.00       3.96%     0.68%(4)   0.68%(4)     0.92%        72%          $444,672
    (0.01)         $10.30       4.03%     0.61%(4)   0.61%(4)     2.85%        83%          $555,403

             20  Wells Fargo Advantage North Carolina Tax-Free Fund


                                                   Notes to Financial Statements

1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Wells Fargo Advantage North Carolina Tax-Free Fund ("the Fund") is a non-diversified series of the Trust.

After the close of business on July 9, 2010, the net assets of Evergreen North Carolina Municipal Bond Fund were acquired by the Fund in an exchange for shares of the Fund. Class A, Class B, Class C and Class I shares of Evergreen North Carolina Municipal Bond Fund received Class A, Class A, Class C and Institutional Class shares, respectively, of the Fund. As Evergreen North Carolina Municipal Bond Fund contributed all of the net assets and shareholders to the Fund, the accounting and performance history of Evergreen North Carolina Municipal Bond Fund has been carried forward in the financial statements contained herein.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

SECURITIES VALUATION

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. This service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' fair values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics and general market conditions.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

WHEN-ISSUED TRANSACTIONS

The Fund may purchase securities on a forward commitment or 'when-issued' basis. A Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

INVERSE FLOATING-RATE OBLIGATIONS

The Fund may participate in inverse floating-rate obligation ("Inverse Floater") structures whereby a fixed-rate bond ("Fixed-Rate Bond") purchased by the Fund is transferred to a tender option bond trust ("TOB Trust"). The TOB Trust issues floating-rate notes ("Floating-Rate Notes") to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust's assets and cash flows. The Inverse Floater held by the Fund

              Wells Fargo Advantage North Carolina Tax-Free Fund 21


Notes to Financial Statements

gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred back to the Fund, thereby collapsing the TOB Trust. The Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and by recording the Floating-Rate Notes as a liability in the Fund's Statement of Assets and Liabilities. The Fund also records the interest paid on Floating-Rate Notes as interest expense. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from generally accepted accounting principles. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL AND OTHER TAXES

The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund's income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

As of August 31, 2010, the Fund had estimated net capital loss carryforwards, which are available to offset future net realized capital gains, in the amount of $16,370,137 with $753,148 expiring in 2015, $1,458,697 expiring in 2016,
$10,534,854 expiring in 2017 and $3,623,438 expiring in 2018.

CLASS ALLOCATIONS

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

              22 Wells Fargo Advantage North Carolina Tax-Free Fund


                                                   Notes to Financial Statements

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund's investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

-    Level 1 - quoted prices in active markets for identical securities

- Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2010, the inputs used in valuing the Fund's assets, which are carried at fair value, were as follows:

                                                Significant Other       Significant
Investments in                  Quoted Prices   Observable Inputs   Unobservable Inputs
Securities                        (Level 1)         (Level 2)            (Level 3)            Total
--------------                  -------------   -----------------   -------------------   ------------
Municipal bonds and notes        $         0       $205,369,032            $ 0            $205,369,032
Investment companies              11,125,426                  0              0              11,125,426
                                 -----------       ------------            ---            ------------
   Total                         $11,125,426       $205,369,032            $ 0            $216,494,458

Further details on the major security types listed above can be found in the Fund's Portfolio of Investments.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is paid an annual advisory fee starting at 0.35% and declining to 0.25% as the average daily net assets of the Fund increase. Prior to July 12, 2010, the Fund's predecessor fund, Evergreen North Carolina Municipal Bond Fund, paid an advisory fee to Evergreen Investment Management Company, LLC ("EIMC"), a subsidiary of Wells Fargo & Company, an annual fee which started at 0.42% and declined to 0.27% as the average daily net assets of the predecessor fund increased. For the year ended August 31, 2010, the advisory fee was equivalent to an annual rate of 0.41% of the Fund's average daily net assets.

Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser.

Wells Capital Management Incorporated, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is the sub-adviser to the Fund.

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer

              Wells Fargo Advantage North Carolina Tax-Free Fund 23


Notes to Financial Statements

agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund the following annual fees:

                                         Administration Fees
                        Average Daily       (% of Average
                          Net Assets      Daily Net Assets)
                      ----------------   -------------------
Fund level            First $5 billion           0.05
                       Next $5 billion           0.04
                      Over $10 billion           0.03
Class A, Class C      All asset levels           0.16
Institutional Class   All asset levels           0.08

Prior to July 12, 2010, the predecessor fund paid EIMC a fund level administrator fee at an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) which started at 0.10% and declined to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increased.

Funds Management and EIMC contractually and voluntarily waived and/or reimbursed advisory and administration fees during the year ended August 31, 2010 to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management and/or EIMC were made first from fund level expenses on a proportionate basis and then from class specific expenses.

Prior to July 12, 2010, the predecessor fund paid Evergreen Service Company, LLC, an affiliate of EIMC and a subsidiary of Wells Fargo & Company, a transfer and dividend disbursing agent fee.

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of the Fund, at an annual rate of 0.75% of its average daily net assets. Prior to July 12, 2010, Class B and Class C shares of the predecessor fund paid distribution fees at an annual rate of 0.75% of the average daily net assets of each class.

For the year ended August 31, 2010, Wells Fargo Funds Distributor, LLC received $9,275 from the sale of Class A shares, $444 and $1,280 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

SHAREHOLDER SERVICING FEES

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Class C of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Prior to July 12, 2010, Class A, Class B and Class C shares of the predecessor fund also paid shareholder servicing fees at an annual rate of 0.25% of the average daily net assets of each class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo & Company.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the year ended August 31, 2010, were $131,134,969 and $144,151,967, respectively.

6. EXPENSE REDUCTIONS

Through expense offset arrangements with the custodian, a portion of fund expenses may have been reduced.

              24 Wells Fargo Advantage North Carolina Tax-Free Fund


                                                   Notes to Financial Statements

7. BANK BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $125,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, under the credit agreement, the Fund pays an annual commitment fee equal to 0.15% of the unused balance, which is allocated pro rata.

For the year ended August 31, 2010, there were no borrowings by the Fund under the agreement.

8. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended August 31, 2010, and August 31, 2009, were as follows:

                           Year Ended August 31,
                         ------------------------
                            2010          2009
                         ----------   -----------
ORDINARY INCOME          $   81,121   $    35,822
EXEMPT-INTEREST INCOME    9,057,902   $10,379,646

As of August 31, 2010, the components of distributable earnings on a tax basis are shown on the table below. The difference between book basis and tax basis appreciation is attributable primarily to the tax deferral of losses on wash sales.

                  Unrealized
Undistributed    Appreciation     Capital Loss
    Income      (Depreciation)    Carryforward
-------------   --------------   -------------
   $465,762       $13,579,002    $(16,370,137)

9. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

10. INDEMNIFICATION

Under the Trust's organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

              Wells Fargo Advantage North Carolina Tax-Free Fund 25


Report of Independent Registered Public Accounting Firm

BOARD OF TRUSTEES AND SHAREHOLDERS
WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells Fargo Advantage North Carolina Tax-Free Fund (the "Fund"), one of the funds constituting the Wells Fargo Funds Trust, as of August 31, 2010 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2010 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Advantage North Carolina Tax-Free Fund as of August 31, 2010, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.


                                        (KPMG LLP)

Boston, Massachusetts
October 29, 2010

              26 Wells Fargo Advantage North Carolina Tax-Free Fund


                                                   Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

SPECIAL MEETING OF SHAREHOLDERS

On June 8, 2010, a Special Meeting of Shareholders of Evergreen North Carolina Municipal Bond Fund was held to approve the following proposal. The results of the proposal are indicated below:

PROPOSAL 1 - To approve the proposed reorganization of Evergreen North Carolina Municipal Bond Fund into Wells Fargo Advantage North Carolina Tax-Free Income Fund, a new series of Wells Fargo Funds Trust, a Delaware statutory trust:

Net assets voted "For"       $164,223,060
Net assets voted "Against"   $  1,458,500
Net assets voted "Abstain"   $    995,045

TAX INFORMATION

Pursuant to Section 852(b)(5) of the Code, the Fund designates 99.11% as percentage of its distributions paid as exempt-interest dividends for the year ended August 31, 2010.

Pursuant to Section 871(k)(1)(c) of the Code, the Fund designates $81,118 as interest-related dividends for the year ended August 31, 2010.

              Wells Fargo Advantage North Carolina Tax-Free Fund 27


Other Information (Unaudited)

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund is publicly available on the Fund's Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund's Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, the Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust") and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information(1) of each Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 155 funds comprising the Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust, and four closed-end funds (collectively the "Fund Complex"). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INDEPENDENT TRUSTEES

                      Position Held and
    Name and Age    Length of Service(2)               Principal Occupations During Past Five Years              Other Directorships
------------------- --------------------- ---------------------------------------------------------------------- -------------------
Peter G. Gordon     Trustee, since 1998;  Co-Founder, Chairman, President and CEO of Crystal Geyser              None
67                  Chairman, since 2005  Water Company.
                    (Lead Trustee since
                    2001)

Isaiah Harris, Jr.  Advisory Board        Retired. Prior thereto, President and CEO of BellSouth Advertising     CIGNA Corporation;
57                  Trustee, since 2008   and Publishing Corp from 2005 to 2007, President and CEO of            Deluxe Corporation
                                          BellSouth Enterprises from 2004 to 2005 and President of BellSouth
                                          Consumer Services from 2000 to 2003. Currently a member of the Iowa
                                          State University Foundation Board of Governors and a member of the
                                          Advisory Board of Iowa State University School of Business.

Judith M. Johnson   Trustee, since 2008   Retired. Prior thereto, Chief Executive Officer and Chief Investment   None
61                                        Officer of Minneapolis Employees Retirement Fund from 1996 to 2008.
                                          Ms. Johnson is an attomey, certified public accountant and a certified managerial accountant.

Leroy Keith, Jr.(3) Trustee, since 2010   Chairman, Bloc Global Services (development and construction).         Trustee, Phoenix
71                                        Trustee of the Evergreen Funds from 1983 to 2010. Former               Fund Complex
                                          Managing Director, Almanac Capital Management                          (consisting of 46
                                          (commodities firm), former Partner, Stonington Partners, Inc.          portfolios as of
                                          (private equity fund), former Director, Obagi Medical Products Co.     12/31/09; Director
                                          and former Director, Lincoln Educational Services.                     Diversapack Co.
                                                                                                                 (packaging company)

David F. Larcker    Advisory Board        James Irvin Miller Professor of Accounting at the Graduate             None
59                  Trustee, since 2008   School of Business, Stanford University, Director of Corporate
                                          Governance Research Program and Co-Director of The Rock Center
                                          for Corporate Governance since 2006. From 2005 to 2008, Professor of
                                          Accounting at the Graduate School of Business, Stanford University.
                                          Prior thereto, Ernst & Young Professor of Accounting at The Wharton
                                          School, University of Pennsylvania from 1985 to 2005.

              28 Wells Fargo Advantage North Carolina Tax-Free Fund


                                                   Other Information (Unaudited)

                      Position Held and
    Name and Age    Length of Service(2)               Principal Occupations During Past Five Years              Other Directorships
------------------- --------------------- ---------------------------------------------------------------------- -------------------
Olivia S. Mitchell  Trustee, since 2006   International Foundation of Employee Benefit Plans Professor           None
57                                        and Chair of the Department of Insurance and Risk Management,
                                          Wharton School of the University of Pennsylvania. Director of
                                          Wharton's Pension Research Council and Boettner Center on Pensions &
                                          Retirement Research, and Research Associate at the National Bureau
                                          of Economic Research. Previously, Cornell University Professor from
                                          1978 to 1993.

Timothy J. Penny    Trustee, since 1996   President and CEO of Southern Minnesota Initiative Foundation, a       None
58                                        non-profit organization, since 2007 and Senior Fellow at the
                                          Humphrey Institute Policy Forum at the University of Minnesota since
                                          1995. Member of the Board of Trustees of NorthStar Education Finance,
                                          Inc., a non-profit organization, since 2007.

Michael S.          Trustee, since 2010   Currently serves on the Investment Company Institute~s Board of        None
Scofield(3)                               Governors and Executive Committee. Former Chairman of the Independent
67                                        Directors Counsel. Trustee of the Evergreen Funds from 1984 to 2010.
                                          Retired Attorney, Law Offices of Michael S. Scofield and former
                                          Director and Chairman, Branded Media Corporation (multi-media branding company).

Donald C. Willeke   Trustee, since 1996   Principal of the law firm of Willeke & Daniels. General Counsel of the None
70                                        Minneapolis Employees Retirement Fund from 1984 until its
                                          consolidation into the Minnesota Public Employees Retirement
                                          Association on June 30, 2010.

OFFICERS

                      Position Held and
    Name and Age    Length of Service(2)               Principal Occupations During Past Five Years              Other Directorships
------------------- --------------------- ---------------------------------------------------------------------- -------------------
Karla M. Rabusch    President, since 2003 Executive Vice President of Wells Fargo Bank, N.A. and President of    None
51                                        Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management,
                                          LLC from 2001 to 2003.
C. David Messman    Secretary, since      Senior Vice President and Secretary of Wells Fargo Funds Management,   None
49                  2000; Chief Legal     LLC since 2001. Vice President and Managing Counsel of
                    Counsel, since 2003   Wells Fargo Bank, N.A. since 1996.
Kasey Phillips(4)   Treasurer, since 2009 Senior Vice President of Wells Fargo Funds Management, LLC since 2009. None
39                                        Senior Vice President of Evergreen Investment Management Company,
                                          LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to
                                          2010. Vice President and Assistant Vice President of Evergreen
                                          Investment Services, Inc. from 1999 to 2006.
David Berardi(5)    Assistant Treasurer,  Vice President of Wells Fargo Funds Management, LLC since 2009. Vice   None
34                  since 2009            President of Evergreen Investment Management Company, LLC from
                                          2008 to 2010. Assistant Vice President of Evergreen Investment
                                          Services, Inc. from 2004 to 2008. Manager of Fund Reporting and
                                          Control for Evergreen Investment Management Company, LLC from 2004 to
                                          2010.
Jeremy DePalma(5)   Assistant Treasurer,  Senior Vice President of Wells Fargo Funds Management, LLC since 2009. None
36                  since 2009            Senior Vice President of Evergreen Investment Management Company,
                                          LLC from 2008 to 2010. Vice President, Evergreen Investment Services,
                                          Inc. from 2004 to 2007. Assistant Vice President, Evergreen Investment
                                          Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund Administration form 2005 to 2010.

              Wells Fargo Advantage North Carolina Tax-Free Fund 29


Other Information (Unaudited)

                      Position Held and
    Name and Age    Length of Service(2)               Principal Occupations During Past Five Years              Other Directorships
------------------- --------------------- ---------------------------------------------------------------------- -------------------
Debra Ann Early     Chief Compliance      Chief Compliance Officer of Wells Fargo Funds Management, LLC          None
45                  Officer, since 2007   since 2007. Chief Compliance Officer of Parnassus Investments from
                                          2005 to 2007. Chief Financial Officer of Parnassus Investments from
                                          2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP
                                          from 1998 to 2004.

----------
(1.) The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at www.wellsfargo.com/advantagefunds.

(2.) Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

(3.) Effective July 9, 2010.

(4.) Effective November 1, 2009.

(5.) Treasurer during the period from June 1, 2009 to October 31, 2009.
     Assistant Treasurer effective November 1, 2009.

              30 Wells Fargo Advantage North Carolina Tax-Free Fund


                                                           List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG    -- Association of Bay Area Governments
ADR     -- American Depositary Receipt
AMBAC   -- American Municipal Bond Assurance Corporation
AMT     -- Alternative Minimum Tax
ARM     -- Adjustable Rate Mortgages
BART    -- Bay Area Rapid Transit
CDA     -- Community Development Authority
CDO     -- Collateralized Debt Obligation
CDSC    -- Contingent Deferred Sales Charge
CGIC    -- Capital Guaranty Insurance Company
CGY     -- Capital Guaranty Corporation
CIFG    -- CDC (Caisse des Depots et Consignations) IXIS Financial Guarantee
COP     -- Certificate of Participation
CP      -- Commercial Paper
CTF     -- Common Trust Fund
DW&P    -- Department of Water & Power
DWR     -- Department of Water Resources
ECFA    -- Educational & Cultural Facilities Authority
EDFA    -- Economic Development Finance Authority
ETET    -- Eagle Tax-Exempt Trust
ETF     -- Exchange-Traded Fund
FFCB    -- Federal Farm Credit Bank
FGIC    -- Financial Guaranty Insurance Corporation
FHA     -- Federal Housing Authority
FHAG    -- Federal Housing Agency
FHLB    -- Federal Home Loan Bank
FHLMC   -- Federal Home Loan Mortgage Corporation
FNMA    -- Federal National Mortgage Association
FSA     -- Farm Service Agency
GDR     -- Global Depositary Receipt
GNMA    -- Government National Mortgage Association
GO      -- General Obligation
HCFR    -- Healthcare Facilities Revenue
HEFA    -- Health & Educational Facilities Authority
HEFAR   -- Higher Education Facilities Authority Revenue
HFA     -- Housing Finance Authority
HFFA    -- Health Facilities Financing Authority
HUD     -- Housing & Urban Development
IDA     -- Industrial Development Authority
IDAG    -- Industrial Development Agency
IDR     -- Industrial Development Revenue
LIBOR   -- London Interbank Offered Rate
LLC     -- Limited Liability Company
LOC     -- Letter of Credit
LP      -- Limited Partnership
MBIA    -- Municipal Bond Insurance Association
MFHR    -- Multi-Family Housing Revenue
MFMR    -- Multi-Family Mortgage Revenue
MMD     -- Municipal Market Data
MTN     -- Medium Term Note
MUD     -- Municipal Utility District
NATL-RE -- National Public Finance Guarantee Corporation
PCFA    -- Pollution Control Finance Authority
PCR     -- Pollution Control Revenue
PFA     -- Public Finance Authority
PFFA    -- Public Facilities Financing Authority
plc     -- Public Limited Company
PSFG    -- Public School Fund Guaranty
R&D     -- Research & Development
RDA     -- Redevelopment Authority
RDFA    -- Redevelopment Finance Authority
REITS   -- Real Estate Investment Trusts
SFHR    -- Single Family Housing Revenue
SFMR    -- Single Family Mortgage Revenue
SLMA    -- Student Loan Marketing Association
SPDR    -- Standard & Poor's Depositary Receipts
STIT    -- Short-Term Investment Trust
TBA     -- To Be Announced
TRAN    -- Tax Revenue Anticipation Notes
USD     -- Unified School District
XLCA    -- XL Capital Assurance

(GRAPHIC) REDUCE CLUTTER. SAVE TREES.

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(WELLS FARGO ADVANTAGE FUNDS LOGO)

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT www.wellsfargo.com/advantagefunds. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

                                                                       (GRAPHIC)
NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE  Printed on Recycled paper

(C) 2010 Wells Fargo Funds Management, LLC. All rights reserved.

                  www.wellsfargo.com/advantagefunds

                                                                    125777 10-10
                                                                AMIF/AR133 08-10
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ITEM 2. CODE OF ETHICS

As of the end of the period, August 31, 2010, Wells Fargo Funds Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Wells Fargo Funds Trust has determined that Judith Johnson is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mrs. Johnson is independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)
AUDIT FEES - Provided below are the aggregate fees billed for the fiscal years ended August 31, 2009 and August 31, 2010 for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

     For the fiscal years ended August 31, 2009 and August 31, 2010, the Audit Fees were $0 and $2,337,570, respectively.

(b)
AUDIT-RELATED FEES - There were no audit-related fees incurred for the fiscal years ended August 31, 2009 and August 31, 2010 for assurance and related services by the principal accountant for the Registrant.

(c)
TAX FEES - Provided below are the aggregate fees billed for the fiscal years ended August 31, 2009 and August 31, 2010 for professional services rendered by the principal accountant for the Registrant for tax compliance, tax advice, and tax planning.

     For the fiscal years ended August 31, 2009 and August 31, 2010, the Tax Fees were $0 and $189,320, respectively. The incurred Tax Fees are comprised of excise tax review services.

     For the fiscal years ended August 31, 2009 and August 31, 2010, the Tax Fees were $0 and $236,650, respectively. The incurred Tax Fees are comprised of tax preparation and consulting services.

(d)
ALL OTHER FEES - There were no other fees incurred for the fiscal years ended August 31, 2009 and August 31, 2010.

(e)(1)
The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services to the mutual funds of Wells Fargo Funds Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (the "Funds"); (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors ("Auditors") if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund's investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the
Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(e)(2)
Not Applicable.

(f)
Not Applicable.

(g)
Provided below are the aggregate non-audit fees billed for the fiscal years ended August 31, 2009 and August 31, 2010, by the principal accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant.

     For the fiscal year ended August 31, 2010, the Registrant incurred non-audit fees in the amount of $103,000. The non-audit fees consist of SAS70 control reviews of Wells Fargo Bank, N.A.

     For the fiscal year ended August 31, 2010, the Registrant's investment adviser incurred non-audit fees in the amount of $45,000. The non-audit fees for the year-ended August 31, 2010 relates to examination of securities pursuant to rule 206 (4)-2 under the Investment Advisors Act of 1940.

     For the fiscal year ended August 31, 2010, the Registrant's investment adviser incurred non-audit fees in the amount of $135,000. The non-audit fees for the year ended August 31, 2010 consist of procedure reviews for pending mergers associated with fund reorganizations.

     For the fiscal year ended August 31, 2010, the Registrant's investment adviser incurred non-audit fees in the amount of $572,300. The non-audit fees for the year ended August 31, 2010 relates to mergers and review of registration statements.

(h)
The Registrant's audit committee of the board of directors has determined that non-audit services rendered to the registrant's investment adviser, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of the Regulation S-X, does not compromise the independence of the principal accountant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEMS 6. SCHEDULE OF INVESTMENTS

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Governance Committee (the "Committee") of the Board of Trustees of the registrant (the "Trust") has adopted procedures by which a shareholder of any series of the Trust may submit properly a nominee recommendation for the Committee's consideration.

The shareholder must submit any such recommendation (a "Shareholder Recommendation") in writing to the Trust, to the attention of the Trust's Secretary, at the address of the principal executive offices of the Trust.

The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Committee meeting at which the nominee would be considered.

The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the "candidate"); (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an "interested person" of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an "interested person," information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder's name as it appears on the Trust's books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and
(v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to interview in person and furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit 10a.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        Wells Fargo Funds Trust


                                        By: /s/ Karla M. Rabusch
                                            ----------------------------------
                                        Karla M. Rabusch
                                        President
                                        Date: October 29, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.


                                        By: /s/ Karla M. Rabusch
                                            ----------------------------------
                                        Karla M. Rabusch
                                        President

                                        Date: October 29, 2010


                                        By: /s/ Kasey L. Phillips
                                            ----------------------------------
                                        Kasey L. Phillips
                                        Treasurer

                                        Date: October 29, 2010